UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Scott K. Richardson, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-0790

Date of fiscal year end: June 30

Date of reporting period: June 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

Bridge Builder Core Bond Fund Bridge Builder Core Plus Bond Fund Bridge Builder Municipal Bond Fund Bridge Builder Large Cap Growth Fund Bridge Builder Large Cap Value Fund Bridge Builder Small/Mid Cap Growth Fund Bridge Builder Small/Mid Cap Value Fund Bridge Builder International Equity Fund

Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Letter to Shareholders (Unaudited)

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds (“Funds” or individually a “Fund”) annual report for the fiscal year ended June 30, 2021. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Funds.

For details about individual fund performance and market commentary, please refer to the Management’s Discussion of Fund Performance section of this report for each Fund.

The Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Fund uses a multi-manager sub-advised structure, where several leading asset management firms are selected to invest a portion of a Fund’s assets. Each manager within a Fund brings a unique perspective and investment approach. The Funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

All of the Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street” or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

Since the inception of the Funds in 2013, they have provided investors in Edward Jones Advisory Solutions® with several important benefits. These benefits include: manager selection with oversight by Edward Jones’ Portfolio Solutions and Investment Management Research teams, access to certain institutional managers and investment strategies that are not available in the retail mutual fund marketplace, the ability to make changes among managers within the Funds in a cost-efficient manner, and lower gross expense ratios compared to Morningstar@ category medians. As a result, your ownership of the Funds as part of the Edward Jones Advisory Solutions® has played an important role in the performance of your account.

Over the course of the past 12-months, there have been certain changes to the Funds’ lineup of sub-advisers. In January of 2021, MacKay Shields LLC replaced Wells Capital Management, Inc. as a sub-adviser to the Bridge Builder Municipal Bond Fund. In June 2021, Marathon Asset Management LLP replaced Edinburgh Partners Limited as a sub-adviser to the Bridge Builder International Equity Fund and American Century Investment Management, Inc. was added as a sub-adviser to the Bridge Builder Small/Mid Cap Value Fund.

For additional information about the Funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

William Fiala Chairman, Bridge Builder Trust

Tom Kersting President, Olive Street Investment Advisers, LLC Principal, Edward Jones Investment, Protection & Retirement Products

Annual Report • June 30, 2021	1

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund may invest in securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 1.18% during the fiscal year ended June 30, 2021. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.33% during the same period.

The second half of 2020 saw a continuation of record levels of monetary and fiscal policy support, while the global economy began to recover from the COVID-19 pandemic and its material impact on the economy and financial markets. To help support the recovery, the U.S. Federal Reserve (the “Fed”) maintained short-term interest rates near zero throughout the fiscal year and the U.S. Government continued to implement a variety of fiscal measures to help stabilize the economy.

Toward the end of 2020, optimism about the availability and efficacy of multiple vaccines and confidence in a continued economic recovery helped to support spread sectors, which performed well throughout the fiscal year. Conversely, accommodative monetary policy, a rebound in inflation measures from extreme lows reached during the depths of the COVID-19 sell-off, and higher growth expectations put upward pressure on interest rates throughout the fiscal year. While interest rates remained anchored in the front-end, long-term yields experienced heightened volatility and moved meaningfully higher, resulting in losses for intermediate and long-term U.S. Treasury bonds for the fiscal year. Higher rates spilled over to other high-quality sectors of the market as well, resulting in modest losses for U.S. agency mortgage-backed securities. As a result, the Bloomberg Barclays U.S. Aggregate Bond Index also generated a modestly negative return for the fiscal year. Rate movements were more subdued in other developed non-U.S. bond markets, and foreign government bonds outperformed U.S. Treasury bonds, while the U.S. dollar depreciated relative to most other developed-markets currencies during the period.

Despite the challenging U.S. rate environment, tighter credit spreads across the quality spectrum meant that most other fixed-income sectors posted positive returns during the fiscal year. Lower quality sectors such as below-investment-grade bonds and loans as well as hard-currency emerging market bonds generated strong gains and outperformed the Index by a wide margin. Meanwhile, a strong recovery in inflation expectations throughout the fiscal year supported gains for U.S. Treasury Inflation-Protected Securities (“U.S. TIPS”) which meaningfully outperformed nominal U.S. Treasuries during the period.

Against this backdrop, the Fund outperformed its benchmark by 1.51% over the fiscal year. The outperformance was primarily driven by an overweight to investment grade bonds, asset-backed securities, and commercial mortgage-backed securities. Security selection within those sectors was also a leading driver of outperformance over the fiscal year. Yield-curve positioning added to performance as well as the Fund maintained lower sensitivity to interest rates compared to the benchmark throughout most of the period amid a sell-off in interest-rate sensitive assets.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.

Loomis, Sayles & Company, L.P.

employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.

PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

2	Annual Report • June 30, 2021

Bridge Builder Core Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Bond Fund from its inception (October 28, 2013) to June 30, 2021 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	1.18%	3.63%	3.85%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.33%	3.03%	3.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.34%(1) and 0.13%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	33.2%
Corporate Bonds	31.3
Government Related	18.7
Asset-Backed Obligations	10.3
Short-Term Investments	6.5
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Annual Report • June 30, 2021	3

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, corporate bonds, asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and mortgage-backed securities. The Fund may invest in high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 3.18% during the fiscal year ended June 30, 2021. The Fund outperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which returned -0.33% during the same period.

The second half of 2020 saw a continuation of record levels of monetary and fiscal policy support, while the global economy began to recover from the COVID-19 pandemic and its material impact on the economy and financial markets. To help support the recovery, the Fed maintained short-term interest rates near zero throughout the fiscal year and the U.S. Government continued to implement a variety of fiscal measures to help stabilize the economy.

Toward the end of 2020, optimism about the availability and efficacy of multiple vaccines and confidence in a continued economic recovery helped to support spread sectors, which performed well throughout the fiscal year. Conversely, accommodative monetary policy, a rebound in inflation measures from extreme lows reached during the depths of the COVID-19 sell-off, and higher growth expectations put upward pressure on interest rates throughout the fiscal year. While interest rates remained anchored in the front-end, long-term yields experienced heightened volatility and moved meaningfully higher, resulting in losses for intermediate- and long-term U.S. Treasury bonds for the fiscal year. Higher rates spilled over to other high-quality sectors of the market as well, resulting in modest losses for U.S. agency mortgage-backed securities. As a result, the Bloomberg Barclays U.S. Aggregate Bond Index also generated a modestly negative return for the fiscal year. Rate movements were more subdued in other developed non-U.S. bond markets, and foreign government bonds outperformed U.S. Treasury bonds, while the U.S. dollar depreciated relative to most other developed-markets currencies during the period.

Despite the challenging U.S. rate environment, tighter credit spreads across the quality spectrum meant that most other fixed-income sectors posted positive returns during the fiscal year. Lower quality sectors such as below-investment-grade bonds and loans as well as hard-currency emerging market bonds generated strong gains and outperformed the Index by a wide margin. Meanwhile, a strong recovery in inflation expectations throughout the fiscal year supported gains for US TIPS, which meaningfully outperformed nominal U.S. Treasuries during the period.

Against this backdrop, the Fund outperformed its benchmark by 3.51% over the fiscal year. The Fund’s overweight to credit sensitive sectors such as investment-grade and below-investment grade corporate bonds, bank loans, emerging market bonds, as well as non-agency mortgage-backed securities and asset-backed securities were strong contributors to performance during the fiscal year as credit spreads compressed across most risky sectors. Security selection within most sectors was also a very strong contributor to the outperformance relative to the benchmark. Also, the Fund’s lower interest-rate sensitivity compared to the benchmark throughout most of the period contributed to the overall performance as interest rates rose and more interest-rate sensitive instruments sold off.

4	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

Pacific Investment Management Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forwards or swap contracts.

Loomis, Sayles & Company, L.P.

generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.

	Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Core Plus Bond

Fund from its inception (July 13, 2015) to June 30, 2021 as compared with the Bloomberg Barclays U.S. Aggregate Bond Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Bloomberg Barclays U.S. Aggregate Bond Index

Average Annual Total Returns of June 30, 2021

	1 Year	5 Years	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	3.18%	4.11%	4.35%
Bloomberg Barclays U.S. Aggregate Bond Index	-0.33%	3.03%	3.59%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.39%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Annual Report • June 30, 2021	5

Bridge Builder Core Plus Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Corporate Bonds	30.4%
Government Related	23.2
Mortgage-Backed Obligations	22.3
Short-Term Investments	12.5
Asset-Backed Obligations	8.5
Bank Loans	2.6
Convertible Securities	0.2
Convertible Preferred Stocks	0.1
Common Stocks	0.1
Preferred Stocks	0.1
Warrants	0.0	*

*	Amount less than 0.05%.

6	Annual Report • June 30, 2021

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a state or local entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain non-corporate taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

The Fund returned 5.19% during the fiscal year ended June 30, 2021. The Fund outperformed its benchmark, the Bloomberg Barclays Municipal 1-15 Year Index, which returned 3.08% during the same period.

The second half of 2020 saw a continuation of record levels of monetary and fiscal policy support, while the global economy began to recover from the COVID-19 pandemic and its material impact on the economy and financial markets. To help support the recovery, the Fed maintained short-term interest rates near zero throughout the fiscal year and the U.S. Government continued to implement a variety of fiscal measures to help stabilize the economy.

Toward the end of 2020, optimism about the availability and efficacy of multiple vaccines and confidence in a continued economic recovery helped to support spread sectors, which performed well throughout the fiscal year. Conversely, accommodative monetary policy, a rebound in inflation measures from extreme lows reached during the depths of the COVID-19 sell-off, and higher growth expectations put upward pressure on interest rates throughout the fiscal year. While interest rates remained anchored in the front-end, long-term yields experienced heightened volatility and moved meaningfully higher, resulting in losses for intermediate- and long-term U.S. Treasury bonds for the fiscal year. Municipal bond yields were more stable throughout the period amidst a continuation of fiscal aid to municipalities and a supportive technical environment with continued strong investor demand. As a result, investment-grade municipal bonds fared relatively well and generated modest gains. Given the supportive environment for risk assets and the strong technical backdrop, high-yield municipal bonds outperformed the investment-grade market by a significant margin with double-digit gains for the fiscal year.

Against this backdrop, the Fund outperformed its benchmark by 2.11% over the fiscal year. The Fund’s outperformance was driven by favorable credit positioning and security selection over the year. The Fund’s overweight exposures to lower quality investment grade bonds, as well as below investment grade issues drove outperformance versus the index, as BBB-rated and high-yield bonds outperformed higher quality segments of the market. Security selection across general obligation and revenue sectors also contributed meaningfully to performance.

Annual Report • June 30, 2021	7

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Investment Sub-advisers

FlAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FlAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.

T. Rowe Price Associates Inc.

uses an active investment

management approach that

emphasizes the value of in-depth

fundamental credit research,

diversification and risk

management practices. By using

fundamental research, T. Rowe

Price seeks to add value through

sector weights and issue selection over a full market cycle.

	MacKay Shields, LLC is a fundamental relative-value bond management boutique that believes strong long-term performance can be achieved through an actively managed, research-driven, relative-value approach. Their investment strategy combines a macroeconomic view coupled with credit research driven security selection. In doing so, the investment process seeks to identify mispricings and opportunities for total return with an emphasis on risk management.	BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Municipal Bond Fund from its inception (September 14, 2015) to June 30, 2021 as compared with the Bloomberg Barclays Municipal 1-15 Year Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Bloomberg Barclays Municipal 1-15 Year Index

Average Annual Total Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	5.19%	3.11%	3.63%
Bloomberg Barclays Municipal 1-15 Year Index	3.08%	2.82%	3.37%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.38%(1) and 0.16%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Annual Report • June 30, 2021

Bridge Builder Municipal Bond Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	28.4%
Transportation	17.0
General Obligation	16.0
Healthcare	12.3
Utilities	8.3
Education	7.9
Short-Term Investments	5.4
Housing	4.7

Breakdown by State	(% of Long-Term Investments)
New York	10.4%
Texas	8.6
Illinois	8.6
California	6.3
Florida	5.5
Pennsylvania	4.9
New Jersey	4.9
Georgia	3.3
Washington	3.2
Michigan	2.8
Other	41.5

Annual Report • June 30, 2021	9

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2021, the Fund returned 41.44%, underperforming its benchmark, the Russell 1000® Growth Index, which returned 42.50%.

For the year, within large capitalization growth stocks, energy and technology led the broad market. Conversely, utilities and consumer staples were the worst-performing sectors over the trailing year, although all sectors were positive. In addition, within the overall large capitalization portion of the market, value stocks outperformed growth stocks for the one-year period.

Compared to its benchmark, the Fund’s relative underperformance was driven predominantly by the underweight allocation to, and stock selection within, the technology sector. Stock selection within communication services was also another headwind to performance. Given the strong performance over the trailing year, cash drag was a meaningful headwind to relative performance versus the index.

Looking forward, we believe strong GDP and corporate earnings growth may be a tailwind for equities, but inflation fears and the Fed’s pivot toward slightly less aggressive policy stimulus may be potential headwinds. While the first rate hike in the U.S. might be still a way off, we expect global central banks to begin laying out a timeline for tapering monetary policy in late 2021. However, we believe there is still plenty of room for the world economy to expand. Growth will likely be moderate but remain robust, helping extend the economic and market cycles.

Investment Sub-advisers

Lazard Asset Management LLC invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.	Sustainable Growth Advisers, LP seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.	Jennison Associates LLC invests in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.

10	Annual Report • June 30, 2021

Bridge Builder Large Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Growth Fund from its inception (April 27, 2015) to June 30, 2021 as compared with the Russell 1000® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Russell 1000® Growth Index

Average Total Annual Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	41.44%	21.71%	17.13%
Russell 1000® Growth Index	42.50%	23.66%	18.91%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.22%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	34.5%
Healthcare	15.5
Consumer Discretionary	15.0
Communication Services	11.7
Financials	8.0
Industrials	6.1
Consumer Staples	3.1
Materials	2.1
Real Estate	1.8
Short-Term Investments	1.4
Energy	0.8
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9
Visa, Inc. – Class A	3.4
Alphabet, Inc. – Class A	3.3
Apple, Inc.	3.0
Facebook, Inc. – Class A	2.7
Salesforce.com, Inc.	2.2
Alphabet, Inc. – Class C	2.1
PayPal Holdings, Inc.	2.1
UnitedHealth Group, Inc.	2.1

Annual Report • June 30, 2021	11

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2021, the Fund returned 49.10%, outperforming its benchmark, the Russell 1000® Value Index, which returned 43.68%.

For the year, within large-capitalization value stocks, financials and consumer discretionary sectors were the strongest performing sectors over the trailing year. Conversely, utilities and consumer staples were the worst-performing sectors, significantly underperforming the broad market. In addition, within the overall large capitalization portion of the market, value stocks outperformed growth stocks for the one-year period.

Compared to the benchmark, tailwinds for the Fund’s relative performance were driven by strong stock selection in technology, communication services and industrials as well as overweights to consumer discretionary and industrials and an underweight to utilities. Performance detractors for the year included poor stock selection within health care and cash drag.

Looking forward, we believe strong GDP and corporate earnings growth may be a tailwind for equities, but inflation fears and the Fed’s pivot toward slightly less aggressive policy stimulus may be potential headwinds. While the first rate hike in the U.S. might be still a way off, we expect global central banks to begin laying out a timeline for tapering monetary policy in late 2021. However, we believe there is still plenty of room for the world economy to expand. Growth will likely be moderate but remain robust, helping extend the economic and market cycles.

Investment Sub-advisers

Artisan Partners Limited Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.	Barrow, Hanley, Mewhinney & Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).	Wellington Management Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies.
LSV Asset Management primarily invests in large and medium capitalization U.S. companies and uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.	T. Rowe Price Associates, Inc. active investment approach emphasizes the value of large capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price’s in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth.

12	Annual Report • June 30, 2021

Bridge Builder Large Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Large Cap Value Fund from its inception (April 27, 2015) to June 30, 2021 as compared with the Russell 1000® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Russell 1000® Value Index

Average Annual Total Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	49.10%	14.34%	11.59%
Russell 1000® Value Index	43.68%	11.87%	9.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	19.3%
Industrials	16.1
Healthcare	14.9
Consumer Discretionary	10.1
Information Technology	9.1
Consumer Staples	7.7
Communication Services	6.5
Materials	4.7
Energy	3.9
Real Estate	3.6
Utilities	2.8
Short-Term Investments	1.3

Top Ten Equity Holdings	(% of Net Assets)
Comcast Corp. – Class A	2.0%
Merck & Co., Inc.	1.8
Medtronic Plc	1.6
Raytheon Technologies Corp.	1.5
Goldman Sachs Group, Inc.	1.4
Alphabet, Inc. – Class C	1.4
Wells Fargo & Co.	1.4
UnitedHealth Group, Inc.	1.3
Northrop Grumman Corp.	1.3
American Express Co.	1.2

Annual Report • June 30, 2021	13

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small- and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2021, the Fund returned 46.08%, while its benchmark, the Russell 2500® Growth Index, returned 49.63% for the period, which resulted in overall underperformance.

For the year, small capitalization stocks outperformed mid capitalization stocks. Within the investment universe, strongest performers included the energy and consumer discretionary sectors. The utilities sector was the weakest performer. Within both mid capitalization and small capitalization segments of the market, value stocks outperformed growth stocks.

Compared to its benchmark, the Fund’s relative overweight to mid cap stocks was a headwind and underperformance was driven by challenging sector allocation and stock selection within certain sectors. An overweight to financials and an underweight to consumer discretionary detracted from performance, which was partially offset by an underweight to health care. Stock selection within consumer discretionary, information technology, and industrial sectors also detracted from performance. Cash exposure was also a headwind to the Fund’s performance over the year.

Looking forward, we believe strong GDP and corporate earnings growth may be a tailwind for equities, but inflation fears and the Fed’s pivot toward slightly less aggressive policy stimulus may be potential headwinds. While the first rate hike in the U.S. might be still a way off, we expect global central banks to begin laying out a timeline for tapering monetary policy in late 2021. However, we believe there is still plenty of room for the world economy to expand. Growth will likely be moderate but remain robust, helping extend the economic and market cycles.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.	Artisan Partners Limited Partnership invests primarily in U.S. mid-capitalization growth companies. The team seeks to identify companies that possess franchise characteristics, are benefiting from an accelerating profit cycle and are trading at a discount to its estimate of private market value.

14	Annual Report • June 30, 2021

Bridge Builder Small/Mid Cap Growth Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Growth Fund from its inception (April 27, 2015) to June 30, 2021 as compared with the Russell 2500® Growth Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Russell 2500® Growth Index

Average Annual Total Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	46.08%	20.14%	15.34%
Russell 2500® Growth Index	49.63%	20.68%	14.99%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.38%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	25.0%
Healthcare	22.5
Industrials	14.8
Consumer Discretionary	12.3
Financials	10.3
Consumer Staples	4.8
Communication Services	4.6
Materials	2.3
Short-Term Investments	1.5
Real Estate	1.2
Energy	0.7
Utilities	0.0	*

*	Amount less than 0.05%.

Top Ten Equity Holdings	(% of Net Assets)
Veeva Systems, Inc. – Class A	1.6%
Generac Holdings, Inc.	1.4
Fortive Corp.	1.4
Global Payments, Inc.	1.3
Tradeweb Markets, Inc. – Class A	1.3
HubSpot, Inc.	1.2
SVB Financial Group	1.1
Atlassian Corp. Plc – Class A	1.1
Zscaler, Inc.	1.1
Catalent, Inc.	1.0

Annual Report • June 30, 2021	15

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small-and mid-capitalization companies, which are defined by the Fund as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2021, the Fund returned 58.63%, underperforming its benchmark, the Russell 2500® Value Index, which returned 63.23% for the period.

For the year, small capitalization stocks outperformed mid capitalization stocks. Within the investment universe, strongest performers included the energy and consumer discretionary sectors. The utilities sector was the weakest performer. Within both mid capitalization and small capitalization segments of the market, value stocks outperformed growth stocks.

Compared to its benchmark, the Fund’s relative overweight to mid cap stocks was a headwind and underperformance was driven by challenging sector allocation and stock selection within certain sectors. An underweight to communication services and an overweight to utilities detracted from performance, which was partially offset by an underweight to real estate. Stock selection within consumer discretionary, materials, and utilities sectors also detracted from performance. Cash exposure was also a headwind to the Fund performance over the year.

Looking forward, we believe strong GDP and corporate earnings growth may be a tailwind for equities, but inflation fears and the Fed’s pivot toward slightly less aggressive policy stimulus may be potential headwinds. While the first rate hike in the U.S. might be still a way off, we expect global central banks to begin laying out a timeline for tapering monetary policy in late 2021. However, we believe there is still plenty of room for the world economy to expand. Growth will likely moderate but remain robust, helping extend the economic and market cycles.

Investment Sub-advisers

Vaughan Nelson Investment Management, L.P. uses a bottom- up value-oriented investment process. Vaughan Nelson seeks companies than typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small- capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segments of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

16	Annual Report • June 30, 2021

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

LSV Asset Management primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value.	Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.	MFS Investment Management primarily invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions.	American Century Investment Management, Inc. looks for equity securities of smaller companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the value of the company.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder Small/Mid Cap Value Fund from its inception (April 27, 2015) to June 30, 2021 as compared with the Russell 2500® Value Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

Russell 2500® Value Index

Average Annual Total Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	58.63%	12.42%	9.16%
Russell 2500® Value Index	63.23%	12.29%	9.66%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.66%(1) and 0.42%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Annual Report • June 30, 2021	17

Bridge Builder Small/Mid Cap Value Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	20.9%
Industrials	18.3
Consumer Discretionary	12.5
Information Technology	9.7
Healthcare	9.1
Materials	7.6
Real Estate	5.8
Energy	5.1
Utilities	4.2
Consumer Staples	3.4
Communication Services	1.8
Short-Term Investments	1.6

Top Ten Equity Holdings	(% of Net Assets)
Skechers USA, Inc. – Class A	0.8%
Huntington Bancshares, Inc.	0.7
Elanco Animal Health, Inc.	0.7
Oshkosh Corp.	0.7
Ameriprise Financial, Inc.	0.7
Diamondback Energy, Inc.	0.6
AMETEK, Inc.	0.6
Pioneer Natural Resources Co.	0.6
Fifth Third Bancorp	0.6
FMC Corp.	0.6

18	Annual Report • June 30, 2021

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Commentary

For the fiscal year ended June 30, 2021, the Fund returned 36.84%, while its benchmark, the MSCI EAFE Index, returned 32.35%, which resulted in relative outperformance of 4.49%.

International markets saw a strong rebound during the fiscal year after the COVID-19 virus had impacted much of the world. As countries implemented plans to slow its spread and increased the pace of vaccine rollouts, it led to a decrease in COVID-19 infections and loosening of restrictions. The U.S. dollar generally depreciated versus the currencies of other developed regions, contributing towards the returns of international securities for U.S. investors. Emerging markets performed stronger than developed markets. In developed markets, value stocks outperformed growth stocks, and small-capitalization stocks outperformed large-capitalization stocks. Health care and utilities struggled over the year, while consumer discretionary, materials, and financials performed the strongest as vaccine rollouts led to loosening of restrictions and an opening of economies coming out of the COVID-19 virus.

Compared to its benchmark, the Fund’s relative return was aided by underweights to consumer staples and utilities, overweights to consumer discretionary and information technology, and an allocation to emerging markets. Cash drag and an underweight to materials was a headwind to performance for the year. Positive stock selection, particularly in health care, industrials, and information technology supported relative returns and offset the negative stock selection in the financials and communication services.

Looking forward, we believe strong GDP and corporate earnings growth may be a tailwind for equities, but inflation fears and the Fed’s pivot toward slightly less aggressive policy stimulus may be potential headwinds. While the first rate hike in the U.S. might be still a way off, we expect global central banks to begin laying out a timeline for tapering monetary policy in late 2021. However, we believe there is still plenty of room for the world economy to expand. Growth will likely moderate but remain robust, helping extend the economic and market cycles.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Marathon Asset Management LLP invests primarily in equity securities of non-U.S. issuers in developed and emerging market countries. Marathon-London focuses on identifying attractive long-term investment opportunities as a result of certain “capital cycle” conditions to invest in stocks in industries where consolidation has occurred and return on investment is expected to rise and/or where barriers to entry exist that may allow elevated return on investment to persist for longer than the market expects. Marathon-London’s portfolio is expected to have low turnover, to be well-diversified, and to have a bias towards the smaller capitalization segments of the market.

Annual Report • June 30, 2021	19

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.

Mondrian Investment Partners Limited employs a long-only, value investment philosophy. Portfolio construction is primarily

driven by detailed bottom-up stock selection,

based on rigorous dividend discount valuation analysis.

WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

The following chart compares the value of a hypothetical $10,000 investment in the Bridge Builder International Fund from its inception (July 6, 2015) to June 30, 2021 as compared with the MSCI EAFE Index.

Growth of a Hypothetical $10,000 Investment as of June 30, 2021

vs.

MSCI EAFE Index

Average Annual Total Returns as of June 30, 2021

	1 Year	5 Years	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	36.84%	11.71%	8.75%
MSCI EAFE Index	32.35%	10.28%	6.81%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.63%(1) and 0.37%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

20	Annual Report • June 30, 2021

Bridge Builder International Equity Fund

Management’s Discussion of Fund Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Consumer Discretionary	17.7%
Industrials	15.4
Financials	13.8
Healthcare	12.4
Information Technology	12.1
Consumer Staples	7.6
Communication Services	6.8
Materials	5.2
Energy	3.7
Utilities	3.0
Short-Term Investments	2.1
Real Estate	0.2

Country Breakdown	(% of Long-Term Investments)
Japan	19.1%
United Kingdom	15.4
France	8.0
Germany	7.1
Switzerland	6.1
Netherlands	4.3
China	4.0
Sweden	3.7
Hong Kong	3.4
Taiwan	2.9
Other	26.0

Top Ten Equity Holdings	(% of Net Assets)
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1.4%
Honda Motor Co. Ltd.	1.3
Sanofi SA	1.1
United Overseas Bank Ltd.	1.1
Lloyds Banking Group Plc	1.0
Shopify, Inc. – Class A	1.0
Novartis AG	1.0
LVMH Moet Hennessy Louis Vuitton SE	1.0
Enel SpA	1.0
FUJIFILM Holdings Corp.	1.0

ADR – American Depositary Receipt

Annual Report • June 30, 2021	21

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)	Olive Street has contractually agreed, until at least October 28, 2022 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s Sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.
(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it’s tough to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

22	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Management’s Discussion of Fund Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Annual Report • June 30, 2021	23

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund
	Actual	$1,000.00	$988.80	0.13%	$0.64
	Hypothetical	1,000.00	1,024.15		0.65
Bridge Builder Core Plus Bond Fund
	Actual	1,000.00	994.50	0.15	0.74
	Hypothetical	1,000.00	1,024.05		0.75
Bridge Builder Municipal Bond Fund
	Actual	1,000.00	1,016.40	0.16	0.80
	Hypothetical	1,000.00	1,024.00		0.80
Bridge Builder Large Cap Growth Fund
	Actual	1,000.00	1,133.70	0.19	1.01
	Hypothetical	1,000.00	1,023.85		0.95
Bridge Builder Large Cap Value Fund
	Actual	1,000.00	1,180.90	0.23	1.24
	Hypothetical	1,000.00	1,023.65		1.15
Bridge Builder Small/Mid Cap Growth Fund
	Actual	1,000.00	1,115.50	0.36	1.89
	Hypothetical	1,000.00	1,023.01		1.81
Bridge Builder Small/Mid Cap Value Fund
	Actual	1,000.00	1,214.80	0.39	2.14
	Hypothetical	1,000.00	1,022.86		1.96
Bridge Builder International Equity Fund
	Actual	1,000.00	1,102.50	0.31	1.62
	Hypothetical	1,000.00	1,023.26		1.56

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

24	Annual Report • June 30, 2021

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2021

	Principal Amount	Value
BONDS & NOTES – 97.26%
Asset-Backed Obligations – 10.68%
Zais CLO 8 Ltd., 1.13%, (3 Month LIBOR USD + 0.95%), Apr. 2029, Series 2018-1A, Class A (1)(2)	$38,682,127	$38,641,666
Other Securities (1)(2)(3)(4)(5)(11)	1,856,693,759	1,871,681,618

Total Asset-Backed Obligations		1,910,323,284

Corporate Bonds – 32.58%
Basic Materials – 1.03%
Various Securities (1)(6)	160,374,000	183,567,902

Total Basic Materials		183,567,902

Communications – 2.89%
T-Mobile USA, Inc., 3.88%, Apr. 2030	38,285,000	42,795,739
Other Securities (1)	426,979,000	473,849,347

Total Communications		516,645,086

Consumer, Cyclical – 1.63%
Various Securities (1)	281,652,785	292,642,784

Total Consumer, Cyclical		292,642,784

Consumer, Non-cyclical – 4.32%
Cigna Corp., 4.38%, Oct. 2028	30,325,000	35,268,953
Other Securities (1)	668,015,120	736,881,832

Total Consumer, Non-cyclical		772,150,785

Diversified – 0.03%
Various Securities (1)	5,213,742	5,586,750

Total Diversified		5,586,750

Energy – 3.38%
Various Securities (1)	546,434,000	605,443,144

Total Energy		605,443,144

Financials – 12.48%
Citigroup, Inc., 1.12%, (Secured Overnight Financing Rate + 0.77%), Jan. 2027 (2)	36,088,000	35,577,022
Bank of America Corp., 1.66%-7.75%, Dec. 2023-Jul. 2169 (2)	174,030,000	184,643,280
Other Securities (1)(2)(4)(12)	1,887,276,000	2,013,517,186

Total Financials		2,233,737,488

Industrials – 1.89%
Various Securities (1)(3)	314,861,000	337,642,287

Total Industrials		337,642,287

Technology – 1.79%
Microchip Technology, Inc., 0.97%, Feb. 2024 (1)	47,789,000	47,765,456
Other Securities (1)(12)	254,051,000	272,892,705

Total Technology		320,658,161

Utilities – 3.14%
Various Securities (1)(2)	512,191,160	561,251,141

Total Utilities		561,251,141

Total Corporate Bonds		5,829,325,528

Government Related – 19.50%
Other Government Related – 1.73%
Various Securities (1)(2)(4)(7)	270,532,000	309,782,427

Total Other Government Related		309,782,427

U.S. Treasury Obligations – 17.77%
U.S. Treasury Note/Bond, 0.13%, Apr. 2023	43,080,000	42,999,225
U.S. Treasury Note/Bond, 0.13%, May 2023	85,361,000	85,177,607
U.S. Treasury Note/Bond, 0.13%, Jun. 2023	35,760,000	35,674,791
U.S. Treasury Note/Bond, 0.25%, Sep. 2025	41,038,000	40,173,958

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	25

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount	Value
U.S. Treasury Obligations – 17.77% – (continued)
U.S. Treasury Note/Bond, 0.38%, Jan. 2026	$41,379,000	$40,549,804
U.S. Treasury Note/Bond, 0.50%, Feb. 2026	61,713,000	60,777,662
U.S. Treasury Note/Bond, 0.63%, Aug. 2030	108,950,000	101,502,246
U.S. Treasury Note/Bond, 0.75%, Mar. 2026	82,999,000	82,626,153
U.S. Treasury Note/Bond, 0.75%, Apr. 2026	49,879,000	49,625,708
U.S. Treasury Note/Bond, 0.75%, May 2026	35,679,000	35,475,518
U.S. Treasury Note/Bond, 0.75%, Jan. 2028	60,000,000	58,413,281
U.S. Treasury Note/Bond, 0.88%, Jun. 2026	36,860,000	36,842,722
U.S. Treasury Note/Bond, 1.25%, Jun. 2028	37,869,000	37,928,170
U.S. Treasury Note/Bond, 1.38%, Nov. 2040	136,649,000	122,749,235
U.S. Treasury Note/Bond, 1.63%, Aug. 2029	48,630,000	49,737,472
U.S. Treasury Note/Bond, 1.63%, May 2031	62,824,000	63,785,993
U.S. Treasury Note/Bond, 1.63%, Nov. 2050	52,856,000	47,471,295
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	37,900,000	38,323,414
U.S. Treasury Note/Bond, 1.75%, Dec. 2024	36,232,800	37,704,758
U.S. Treasury Note/Bond, 1.88%, Feb. 2041	35,542,000	34,792,286
U.S. Treasury Note/Bond, 1.88%, Feb. 2051	64,742,000	61,788,146
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	71,250,000	75,191,016
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	141,771,000	150,831,053
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	130,750,000	139,861,641
U.S. Treasury Note/Bond, 2.25%, May 2041	46,773,000	48,665,845
U.S. Treasury Note/Bond, 2.50%, May 2024	162,263,000	171,878,350
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	132,575,000	143,439,935
U.S. Treasury Note/Bond, 2.88%, May 2043	133,360,000	153,374,418
U.S. Treasury Note/Bond, 2.88%, May 2049	51,136,000	59,879,057
U.S. Treasury Note/Bond, 3.38%, Nov. 2048	48,630,000	62,090,632
U.S. Treasury Strip Coupon, 0.00%, Feb. 2032	46,250,000	38,591,484
U.S. Treasury Note/Bond, 0.25%-8.00%, Aug. 2021-Aug. 2050	720,770,200	760,106,015
U.S. Treasury Strip Coupon, 0.00%, Aug. 2021-Aug. 2041	209,625,000	204,051,200
Other Securities (8)	5,622,443	6,588,525

Total U.S. Treasury Obligations		3,178,668,615

Total Government Related		3,488,451,042

Mortgage-Backed Obligations – 34.50%
Fannie Mae, 2.00%, Jul. 2036 (9)	43,905,000	45,284,749
Fannie Mae, 2.00%, Jul. 2050 (9)	166,850,000	168,466,361
Fannie Mae, 2.50%, Jul. 2051 (9)	52,795,000	54,605,704
Fannie Mae, 2.50%, Aug. 2051 (9)	73,675,000	76,057,926
Fannie Mae, 2.50%, Sep. 2051 (9)	86,690,000	89,300,859
Fannie Mae, 3.00%, Jul. 2051 (9)	110,600,000	115,285,379
Fannie Mae, 3.50%, Jul. 2051 (9)	58,920,000	62,019,054
Fannie Mae Pool, 2.00%, May 2041	39,572,165	40,249,341
Fannie Mae Pool, 2.50%, Oct. 2050	56,934,349	58,942,297
Freddie Mac Pool, 2.50%, Oct. 2050	39,998,869	41,737,206
Ginnie Mae, 2.50%, Jul. 2051 (9)	46,830,000	48,461,733
Ginnie Mae II Pool, 2.50%, Dec. 2050	52,345,792	54,214,581
Ginnie Mae II Pool, 2.50%, Jan. 2051	35,548,703	36,886,634
Ginnie Mae II Pool, 2.50%, Mar. 2051	38,995,685	40,418,556
Fannie Mae, 2.00%-4.50%, Sep. 2036-Jul. 2051 (9)	29,120,000	30,865,677
Fannie Mae Pool, 0.44%-8.50%, Jul. 2021-Jul. 2060 (2)(5)	1,259,428,827	1,340,331,675
Fannie Mae-Aces, 0.67%-3.77%, Aug. 2021-Nov. 2033 (2)(5)	356,225,160	216,778,794
Freddie Mac Gold Pool, 2.00%-10.00%, Mar. 2022-Feb. 2048	308,764,724	333,236,756
Freddie Mac Multifamily Structured Pass Through Certificates, 0.79%-4.03%, May 2022-Oct. 2033 (2)(5)	625,844,137	352,902,926
Freddie Mac Pool, 1.50%-4.50%, Dec. 2034-Jun. 2051	243,231,611	255,988,065
Ginnie Mae, 3.00%-3.50%, Jul. 2051 (9)	17,000,000	17,748,043
Ginnie Mae II Pool, 2.00%-8.50%, Mar. 2025-Dec. 2070 (5)(7)	412,629,977	442,632,435
Other Securities (1)(2)(3)(4)(5)(11)	2,244,686,182	2,249,610,205

Total Mortgage-Backed Obligations		6,172,024,956

Total Bonds & Notes (Cost: $16,781,937,887)		17,400,124,810

The accompanying notes are an integral part of these financial statements.

26	Annual Report • June 30, 2021

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Shares	Value
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95,000	$2,858,550

Total Financials		2,858,550

Total Preferred Stocks (Cost: $2,375,000)		2,858,550

SHORT-TERM INVESTMENTS – 6.76%
Money Market Funds – 5.92%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (10)	1,058,986,391	1,058,986,391

Total Money Market Funds		1,058,986,391

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, Dec. 2021 (7)	$2,250,000	2,249,502

Total U.S. Treasury Bills		2,249,502

Time Deposits – 0.83%
Citibank, New York, 0.01% due 07/01/2021	98,971,621	98,971,621
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021	49,187,729	49,187,729

Total Time Deposits		148,159,350

Total Short-Term Investments (Cost: $1,209,394,768)		1,209,395,243

TOTAL INVESTMENTS IN SECURITIES – 104.03% (Cost: $17,993,707,655)		18,612,378,603
LIABILITIES IN EXCESS OF OTHER ASSETS – (4.03)%		(721,527,960)

TOTAL NET ASSETS – 100.00%		$17,890,850,643

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,751,105,881, which represents 20.97% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.

(3)	Includes step-up bonds that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2021.

(4)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(5)	Includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2021.

(6)	Includes securities in default as of June 30, 2021. The value of these securities totals $416,175, which represents 0.00% of total net assets.

(7)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $41,173,639, which represents 0.23% of total net assets.

(8)	Includes inflation protected securities. The value of these securities totals $6,588,525, which represents 0.04% of total net assets.

(9)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $708,095,485, which represents 3.96% of total net assets.

(10)	Represents annualized seven-day yield as of the close of the reporting period.

(11)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $162,009,009, which represents 0.91% of total net assets.

(12)	Includes securities restricted at June 30, 2021. The value of the restricted securities totals $34,684,108, which represents 0.19% of total net assets.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	27

Bridge Builder Core Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,761	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2021	$388,553,968	$387,984,069	$(569,899)
1,887	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2021	233,636,873	232,911,821	(725,052)
1,135	U.S. Long Bond Future	J.P. Morgan	Sep. 2021	177,733,278	182,451,250	4,717,972
1,584	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2021	292,875,101	305,217,000	12,341,899

						15,764,920

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(72)	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2021	$(9,523,407)	$(9,540,000)	$(16,593)
(487)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Sep. 2021	(70,319,414)	(71,687,922)	(1,368,508)

						(1,385,101)

						$14,379,819

The accompanying notes are an integral part of these financial statements.

28	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021

	Principal Amount	Value
BONDS & NOTES – 93.06%
Asset-Backed Obligations – 9.36%
Various Securities *(1)(2)(3)(4)(5)	$3,113,621,532	$3,060,468,136

Total Asset-Backed Obligations		3,060,468,136

Corporate Bonds – 33.46%
Basic Materials – 0.76%
Various Securities *(2)	227,093,000	249,085,158

Total Basic Materials		249,085,158

Communications – 4.56%
Various Securities *(2)(6)	1,412,911,001	1,490,166,554

Total Communications		1,490,166,554

Consumer, Cyclical – 3.18%
Various Securities *(1)(2)(5)	986,388,027	1,041,062,182

Total Consumer, Cyclical		1,041,062,182

Consumer, Non-cyclical – 5.10%
Various Securities *(2)	1,534,536,387	1,666,792,253

Total Consumer, Non-cyclical		1,666,792,253

Diversified – 0.02%
CVS Pass-Through Trust Series 2013, 4.70%, Jan. 2036 (2)	4,503,127	5,103,032

Total Diversified		5,103,032

Energy – 2.58%
Various Securities *(1)(2)(6)(7)	784,249,400	842,962,499

Total Energy		842,962,499

Financials – 12.09%
Various Securities *(1)(2)(3)(5)(6)(17)	3,717,032,132	3,952,311,917

Total Financials		3,952,311,917

Government – 0.11%
Various Securities *	9,496,645,000	36,899,669

Total Government		36,899,669

Industrials – 1.58%
Various Securities *(1)(2)	480,098,000	518,072,297

Total Industrials		518,072,297

Technology – 1.48%
Various Securities (1)(2)(17)	454,523,000	482,641,447

Total Technology		482,641,447

Utilities – 2.00%
Various Securities (2)	625,061,000	653,266,656

Total Utilities		653,266,656

Total Corporate Bonds		10,938,363,664

Convertible Securities – 0.21%
Communications – 0.11%
Various Securities (2)	32,305,000	34,600,699

Total Communications		34,600,699

Consumer, Cyclical – 0.03%
Various Securities (2)	8,045,000	9,590,734

Total Consumer, Cyclical		9,590,734

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	29

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount		Value
Consumer, Non-cyclical – 0.07%
Various Securities		$21,230,000	$23,054,984

Total Consumer, Non-cyclical			23,054,984

Total Convertible Securities			67,246,417

Government Related – 25.54%
Other Government Related – 2.31%
Brazil Letras do Tesouro Nacional, 0.00%, Oct. 2021	BRL	515,000,000	102,292,930
Republic of South Africa Government Bond, 10.50%, Dec. 2026	ZAR	1,668,900,000	132,845,842
Other Securities *(1)(2)(3)(6)(17)		$4,644,439,893	520,220,018

Total Other Government Related			755,358,790

U.S. Treasury Obligations – 23.23%
U.S. Treasury Note/Bond, 0.13%, Apr. 2022		78,405,000	78,429,502
U.S. Treasury Note/Bond, 0.13%, Sep. 2022		78,645,000	78,632,712
U.S. Treasury Note/Bond, 0.13%, Feb. 2023		241,370,000	241,068,288
U.S. Treasury Note/Bond, 0.13%, Apr. 2023		294,000,000	293,448,750
U.S. Treasury Note/Bond, 0.13%, May 2023		706,508,000	704,990,110
U.S. Treasury Note/Bond, 0.13%, Jun. 2023		214,920,000	214,407,886
U.S. Treasury Note/Bond, 0.13%, Jan. 2024 (8)		194,040,000	192,865,148
U.S. Treasury Note/Bond, 0.13%, Feb. 2024		92,000,000	91,407,031
U.S. Treasury Note/Bond, 0.25%, Mar. 2024		211,835,000	210,990,969
U.S. Treasury Note/Bond, 0.25%, May 2024		124,515,000	123,834,059
U.S. Treasury Note/Bond, 0.25%, Jun. 2024		81,240,000	80,744,944
U.S. Treasury Note/Bond, 0.38%, Mar. 2022		83,370,000	83,552,372
U.S. Treasury Note/Bond, 0.75%, Mar. 2026		342,476,000	340,937,533
U.S. Treasury Note/Bond, 0.75%, Apr. 2026		743,580,000	739,804,012
U.S. Treasury Note/Bond, 0.75%, May 2026		438,415,000	435,914,667
U.S. Treasury Note/Bond, 0.88%, Jun. 2026		86,875,000	86,834,277
U.S. Treasury Note/Bond, 0.88%, Nov. 2030		417,800,000	397,301,687
U.S. Treasury Note/Bond, 1.13%, Aug. 2021		155,800,000	156,078,851
U.S. Treasury Note/Bond, 1.13%, Feb. 2028		76,082,000	75,856,132
U.S. Treasury Note/Bond, 1.13%, Feb. 2031		698,900,000	678,479,016
U.S. Treasury Note/Bond, 1.25%, Mar. 2028		250,000,000	250,986,328
U.S. Treasury Note/Bond, 1.63%, May 2031		143,662,000	145,861,824
U.S. Treasury Note/Bond, 1.88%, Feb. 2041		266,149,000	260,534,920
U.S. Treasury Note/Bond, 1.88%, Feb. 2051		371,850,000	354,884,344
U.S. Treasury Note/Bond, 2.25%, Aug. 2049		116,300,000	120,479,531
U.S. Treasury Note/Bond, 2.38%, May 2051		434,498,000	463,894,505
U.S. Treasury Note/Bond, 2.75%, Aug. 2021		79,300,000	79,566,591
U.S. Treasury Note/Bond, 3.00%, Feb. 2049		64,740,000	77,508,447
U.S. Treasury Note/Bond, 0.13%-3.13%, May 2022-Aug. 2050 (8)		426,820,000	434,854,948
Other Securities (8)(9)		84,843,364	98,993,844

Total U.S. Treasury Obligations			7,593,143,228

Total Government Related			8,348,502,018

Mortgage-Backed Obligations – 24.49%
Extended Stay America Trust, 1.16%, (1 Month LIBOR USD + 1.08%, 1.08% Floor), Jul. 2038 (1)(2)		74,600,000	74,809,678
Fannie Mae, 1.50%, Aug. 2051 (10)		90,950,000	91,927,137
Fannie Mae, 2.00%, Aug. 2036 (10)		141,775,000	146,022,922
Fannie Mae, 2.00%, Jul. 2050 (10)		128,825,000	130,072,993
Fannie Mae, 2.00%, Aug. 2051 (10)		696,625,000	702,012,962
Fannie Mae, 2.00%, Sep. 2051 (10)		99,000,000	99,560,743
Fannie Mae, 2.50%, Jul. 2051 (10)		77,525,000	80,183,866
Fannie Mae, 2.50%, Aug. 2051 (10)		770,225,000	795,136,965
Fannie Mae, 3.00%, Aug. 2051 (10)		105,100,000	109,482,588
Fannie Mae, 4.00%, Jul. 2051 (10)		435,345,000	463,574,402
Fannie Mae, 4.00%, Aug. 2051 (10)		110,500,000	117,760,196
Fannie Mae Pool, 2.00%, Apr. 2051		226,464,889	228,812,435

The accompanying notes are an integral part of these financial statements.

30	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount		Value
Mortgage-Backed Obligations – 24.49% – (continued)
Fannie Mae Pool, 2.50%, Feb. 2051		$77,218,173	$80,210,028
Freddie Mac Pool, 2.00%, Apr. 2051		93,677,430	94,648,507
Ginnie Mae, 2.50%, Jul. 2051 (10)		73,130,000	75,678,124
Ginnie Mae, 2.50%, Aug. 2051 (10)		121,075,000	125,071,422
Towd Point Mortgage Funding, 0.95%, (3 Month Sterling Overnight Interbank Average Rate + 0.90%), Jul. 2045 (1)(2)	GBP	85,837,655	119,064,571
Towd Point Mortgage Trust 2019-4, 2.90%, Oct. 2059 (2)(4)		$85,918,655	88,852,167
Fannie Mae, 1.50%-4.50%, Jul. 2036-Sep. 2051 (10)		114,065,000	119,374,325
Fannie Mae Pool, 1.50%-6.50%, Nov. 2027-Jul. 2051		913,687,331	970,309,071
Freddie Mac Gold Pool, 2.50%-8.00%, Jul. 2030-Nov. 2048		309,003,655	333,321,349
Freddie Mac Pool, 2.00%-5.00%, May 2031-Jun. 2051		264,025,745	278,704,341
Ginnie Mae, 2.00%-3.50%, Jul. 2051-Aug. 2051 (10)		103,610,000	106,631,397
Ginnie Mae II Pool, 2.00%-5.50%, Jul. 2036-Apr. 2051		363,588,585	386,088,257
Other Securities *(1)(2)(3)(4)(5)		2,441,366,566	2,187,696,966

Total Mortgage-Backed Obligations			8,005,007,412

Total Bonds & Notes (Cost: $29,812,234,452)			30,419,587,647

BANK LOANS – 2.89%
Various Securities *(1)(17)		942,568,029	944,975,895

Total Bank Loans (Cost: $942,864,063)			944,975,895

	Shares		Value
COMMON STOCKS – 0.11%
Communications – 0.09%
Various Securities (11)(16)		2,929,323	27,745,164

Total Communications			27,745,164

Consumer Discretionary – 0.02%
Neiman Marcus Group, Inc. (11)(16)(17)		62,326	6,887,023

Total Consumer Discretionary			6,887,023

Energy – 0.00% (12)
Various Securities (11)(16)(17)		17,432	426,476

Total Energy			426,476

Financials – 0.00% (12)
Voyager Aviation Holdings LLC (2)(11)(13)(16)		31	—

Total Financials			—

Industrials – 0.00% (12)
AMI Investments LLC (11)(16)(17)		206,310	1,179,062

Total Industrials			1,179,062

Total Common Stocks (Cost: $29,822,378)			36,237,725

CONVERTIBLE PREFERRED STOCKS – 0.15%
Consumer, Non-cyclical – 0.03%
Bunge Ltd., 4.88%		89,011	10,345,748

Total Consumer, Non-cyclical			10,345,748

Financials – 0.12%
Various Securities		25,982	38,144,332

Total Financials			38,144,332

Total Convertible Preferred Stocks (Cost: $45,616,285)			48,490,080

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	31

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Shares		Value
PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00% (11)(16)(17)		1,036,052	$24,271,694

Total Communications			24,271,694

Financials – 0.00% (12)
Cayenne Aviation Holdings LLC (16)		186	7,400

Total Financials			7,400

Total Preferred Stocks (Cost: $28,083,994)			24,279,094

WARRANTS – 0.00% (12)
Windstream Holdings II LLC, expires 09/21/2055 (11)(16)		9,444	80,664

Total Warrants (Cost: $91,586)			80,664

SHORT-TERM INVESTMENTS – 13.79%
Money Market Funds – 3.92%
Fidelity Institutional Money Market Government Fund-Class I, 0.01% (14)		1,280,070,132	1,280,070,132

Total Money Market Funds			1,280,070,132

	Principal Amount		Value
Government Related – 0.07%
Various Securities*		$1,408,811,000	22,018,261

Total Government Related			22,018,261

Repurchase Agreements – 1.15%
Bank of America Securities, Inc., 0.04% dated 06/28/2021, due 07/06/2021, repurchase price $150,001,333 (collateralized by U.S. Treasury Bond, value $153,805,419, 4.50%, 05/15/2038)		150,000,000	150,000,000
BNP Paribas SA, 0.03% dated 06/30/2021, due 07/01/2021, repurchase price $226,500,189 (collateralized by U.S. Treasury Note, value $231,309,327, 2.75%, 02/15/2028)		226,500,000	226,500,000

Total Repurchase Agreements			376,500,000

U.S. Treasury Bills – 8.56%
U.S. Cash Management Bill, 0.00%-0.03%, Aug. 2021-Oct. 2021		903,260,000	903,157,835
U.S. Treasury Bill, 0.00%, Jul. 2021-Dec. 2021 (8)		1,893,695,000	1,893,592,297

Total U.S. Treasury Bills			2,796,750,132

Time Deposits – 0.09%
Bank of Montreal, London, 0.01% due 07/01/2021		1,374,027	1,374,027
BBVA, Madrid, 0.01% due 07/01/2021		17,034,139	17,034,139
BNP Paribas, Paris, -1.83% due 07/01/2021	CHF	118,248	127,801
BNP Paribas, Paris, -0.78% due 07/01/2021	EUR	937,807	1,112,005
BNP Paribas, Paris, -0.61% due 07/01/2021	SEK	345	40
Brown Brothers Harriman, -0.60% due 07/01/2021	NZD	88,917	62,153
Brown Brothers Harriman, -0.44% due 07/01/2021	AUD	1,229,930	922,386
Brown Brothers Harriman, 3.90% due 07/01/2021	ZAR	2,861,481	200,384
Citibank, London, 0.01% due 07/01/2021	GBP	5,941,467	8,218,831
Nordea Bank ABP, Oslo, -1.08% due 07/01/2021	NOK	1,549	180
Royal Bank of Canada, Toronto, 0.01% due 07/02/2021	CAD	334,294	269,678
Skandinaviska Enskilda Banken AB, Stockholm, -0.61% due 07/01/2021	SEK	386	45
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021		$899,888	899,888
Sumitomo, Tokyo, 0.01% due 07/01/2021		560,188	560,188

Total Time Deposits			30,781,745

Total Short-Term Investments (Cost: $4,504,982,344)			4,506,120,270

TOTAL INVESTMENTS IN SECURITIES – 110.07% (Cost: $35,363,695,102)			35,979,771,375

The accompanying notes are an integral part of these financial statements.

32	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount	Value
TBA SALE COMMITMENTS – (1.19)%
Mortgage-Backed Obligations – (1.19)%
Fannie Mae, 3.00%-4.00%, Jul. 2051-Aug. 2051 (15)	$(364,200,000)	$(387,789,070)

Total TBA Sale Commitments (Proceeds Received: $(388,724,795))		(387,789,070)
LIABILITIES IN EXCESS OF OTHER ASSETS – (8.88)%		(2,902,130,212)

TOTAL NET ASSETS – 100.00%		$32,689,852,093

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

ZAR	South African Rand

(1)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,036,178,680, which represents 21.52% of total net assets.

(3)	Includes step-up bonds that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2021.

(4)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2021.

(5)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(6)	Includes securities in default as of June 30, 2021. The value of these securities totals $48,148,298, which represents 0.15% of total net assets.

(7)	Includes payment in-kind security for which part of the income earned may be paid as additional principal.

(8)	Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $120,933,910, which represents 0.37% of total net assets.

(9)	Includes inflation protected securities. The value of these securities totals $98,993,844, which represents 0.30% of total net assets.

(10)	Delayed delivery purchase commitment security. The value of these securities totals $3,162,490,042, which represents 9.67% of total net assets.

(11)	Non-income producing security or includes securities that are non-income producing.

(12)	Amount calculated is less than 0.005%.

(13)	Amount calculated is less than $0.5.

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	33

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

(14)	Represents annualized seven-day yield as of the close of the reporting period.

(15)	Delayed delivery sale commitment security. The value of these securities totals $(387,789,070), which represents (1.19)% of total net assets.

(16)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $41,323,088 or 0.13% of the Fund’s net assets.

(17)	Security that is restricted or includes securities restricted at June 30, 2021. The value of the restricted securities totals $138,926,835, which represents 0.42% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Sep. 2021	AUD	38,893,106	$29,118,288	$(49,596)
621	Euro-Btp Future	Goldman Sachs	Sep. 2021	EUR	93,192,300	111,490,865	988,097
1,932	U.S. 2 Year Note Future	Citigroup Global Markets	Sep. 2021		$426,443,718	425,658,843	(784,875)
417	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2021		92,003,883	91,873,570	(130,313)
3,117	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2021		386,140,096	384,730,338	(1,409,758)
8,287	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2021		1,091,691,297	1,098,027,500	6,336,203
2,693	U.S. Long Bond Future	Goldman Sachs	Sep. 2021		426,251,898	432,899,750	6,647,852
2	U.S. Ultra 10 Year Note Future	Citigroup Global Markets	Sep. 2021		289,250	294,406	5,156
41	U.S. Ultra Bond Future	Citigroup Global Markets	Sep. 2021		7,559,346	7,900,188	340,842
3,590	U.S. Ultra Bond Future	Goldman Sachs	Sep. 2021		662,436,282	691,748,125	29,311,843

							41,255,451

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(304)	Euro-Bund Future	Goldman Sachs	Sep. 2021	EUR	(52,134,470)	$(62,220,380)	$(401,934)
(2,143)	U.S. 5 Year Note Future	Goldman Sachs	Sep. 2021		$(265,603,639)	(264,509,821)	1,093,818
(330)	U.S. Long Bond Future	Goldman Sachs	Sep. 2021		(51,445,195)	(53,047,500)	(1,602,305)
(1,080)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sep. 2021		(156,827,039)	(158,979,375)	(2,152,336)
(1,845)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Sep. 2021		(267,602,562)	(271,589,766)	(3,987,204)
(324)	U.S. Ultra Bond Future	Goldman Sachs	Sep. 2021		(59,388,188)	(62,430,750)	(3,042,562)
(415)	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2021		(77,020,363)	(79,965,313)	(2,944,950)

							(13,037,473)

							$28,217,978

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL*	224,611,220	USD	42,308,828	07/02/21	Bank Of America	$2,850,049
BRL*	224,611,220	USD	44,902,487	07/02/21	Goldman Sachs	256,390
BRL*	224,611,220	USD	44,316,876	08/03/21	Goldman Sachs	682,344
CAD	17,427,500	USD	13,910,729	07/23/21	HSBC	148,095
CAD	52,282,500	USD	41,712,875	07/23/21	Morgan Stanley	463,595
MXN	33,876,000	USD	1,612,275	09/03/21	Goldman Sachs	73,551
MXN	1,040,796,152	USD	49,479,256	10/05/21	J.P. Morgan	2,084,673
MXN	265,851,000	USD	13,098,044	10/27/21	Goldman Sachs	31,801
PEN*	28,785,047	USD	7,236,970	07/19/21	Goldman Sachs	249,879
PEN*	50,751,360	USD	12,816,000	07/26/21	Bank Of America	392,963
PEN*	48,141,720	USD	12,157,000	07/26/21	Morgan Stanley	372,757
PEN*	110,306	USD	27,741	08/18/21	Bank Of America	996
PEN*	3,866,780	USD	974,000	09/03/21	Morgan Stanley	33,650
RUB*	1,782,049,781	USD	23,091,174	07/22/21	Goldman Sachs	1,195,576

The accompanying notes are an integral part of these financial statements.

34	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
RUB*	237,546,219	USD	3,100,721	07/22/21	Morgan Stanley	$136,689
RUB*	316,270,359	USD	4,206,159	08/20/21	Bank Of America	85,029
RUB*	1,703,325,641	USD	22,733,135	08/20/21	Goldman Sachs	377,760
USD	1,710,802	AUD	2,212,000	07/02/21	BNP Paribas	51,912
USD	490,636,651	EUR	401,059,000	07/02/21	BNP Paribas	15,080,890
USD	134,405	JPY	14,700,000	07/02/21	BNP Paribas	2,086
USD	255,017,218	GBP	180,386,492	07/02/21	Goldman Sachs	5,488,589
USD	237,778,831	GBP	167,992,508	07/02/21	J.P. Morgan	5,394,798
USD	95,298	TRY	814,711	07/02/21	J.P. Morgan	1,725
USD	18,615,978	EUR	15,260,000	07/02/21	Morgan Stanley	521,431
USD	907,683	TRY	7,783,318	07/07/21	BNP Paribas	15,982
USD	19,679	TRY	168,663	07/07/21	J.P. Morgan	356
USD	2,314,981	TRY	19,865,548	07/09/21	BNP Paribas	41,351
USD	264,496	TRY	2,270,568	07/09/21	J.P. Morgan	4,628
USD	490,307	PEN*	1,843,556	07/13/21	J.P. Morgan	11,081
USD	1,180,495	TRY	10,143,398	07/13/21	J.P. Morgan	22,143
USD	1,050,649	MXN	20,757,000	07/14/21	Goldman Sachs	10,936
USD	7,881,240	PEN*	28,785,047	07/19/21	Goldman Sachs	394,391
USD	15,468,944	AUD	20,075,000	07/23/21	Barclays Bank	412,091
USD	8,058,785	CAD	9,900,000	07/23/21	Canadian Imperial Bank of Commerce	72,422
USD	18,937,512	AUD	24,650,000	07/23/21	Citibank	449,272
USD	4,345,561	AUD	5,725,000	07/23/21	Credit Suisse International	51,640
USD	4,089,880	NOK	34,855,000	07/23/21	Credit Suisse International	41,307
USD	4,368,334	NOK	37,125,000	07/23/21	Deutsche Bank	56,089
USD	43,024,430	CAD	52,435,000	07/23/21	HSBC	724,938
USD	25,601,618	NOK	212,855,000	07/23/21	UBS	877,500
USD	434,218,380	EUR	365,911,000	08/03/21	BNP Paribas	45,402
USD	132,478	JPY	14,700,000	08/03/21	BNP Paribas	122
USD	448,490,029	GBP	323,945,000	08/03/21	Morgan Stanley	335,383
USD	11,080,000	PEN*	40,911,353	08/04/21	BNP Paribas	425,267
USD	10,486,141	CAD	12,652,000	08/17/21	Bank Of America	279,837
USD	7,972,153	EUR	6,660,000	08/20/21	Barclays Bank	66,977
USD	20,370,620	GBP	14,615,000	08/20/21	Citibank	151,313
USD	31,020,936	GBP	21,965,000	08/20/21	J.P. Morgan	633,179
USD	12,132,944	EUR	10,165,000	08/20/21	Morgan Stanley	67,462
USD	31,170,610	EUR	25,635,000	08/20/21	UBS	742,804
USD	17,422,217	PEN*	66,627,785	09/03/21	BNP Paribas	59,589
USD	9,194,099	CAD	11,105,000	09/15/21	BNP Paribas	235,838
USD	61,430,529	ZAR	848,986,374	09/15/21	Goldman Sachs	2,557,975
USD	13,917,399	ZAR	197,008,912	09/16/21	Bank Of America	257,795
USD	7,360,701	ZAR	106,384,088	02/18/22	Bank Of America	136,160
USD	28,172,679	ZAR	413,653,000	02/25/22	Deutsche Bank	107,949

					Total Unrealized Appreciation	45,266,407

AUD	50,450,000	USD	39,319,233	07/23/21	Citibank	(1,480,219)
CAD	13,540,000	USD	11,195,866	07/23/21	Canadian Imperial Bank of Commerce	(273,102)
EUR	1,716,000	USD	2,044,743	07/02/21	Goldman Sachs	(9,995)
EUR	40,180,000	USD	48,623,633	07/02/21	J.P. Morgan	(980,193)
EUR	8,512,000	USD	10,354,362	07/02/21	Morgan Stanley	(261,257)
EUR	13,736,244	USD	16,694,735	08/20/21	Citibank	(390,316)
EUR	16,200,000	USD	19,673,685	08/20/21	Goldman Sachs	(444,879)
EUR	3,791,244	USD	4,609,906	08/20/21	Morgan Stanley	(109,839)
EUR	3,734,658	USD	4,542,222	08/20/21	State Street	(109,320)
GBP	8,418,000	USD	11,717,267	07/02/21	Bank Of America	(72,648)
GBP	3,511,000	USD	4,890,927	07/02/21	Goldman Sachs	(34,161)
GBP	10,897,000	USD	15,218,274	07/02/21	J.P. Morgan	(144,454)
GBP	1,608,000	USD	2,255,164	07/02/21	Morgan Stanley	(30,818)
GBP	10,235,000	USD	14,175,438	08/03/21	Bank Of America	(16,051)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	35

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts (Continued)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
GBP	22,405,000	USD	31,567,973	08/20/21	J.P. Morgan	$(571,492)
GBP	14,175,000	USD	19,982,852	08/20/21	State Street	(372,269)
IDR*	393,184,139,000	USD	27,279,826	09/15/21	Bank Of America	(532,606)
INR*	1,906,559,450	USD	25,895,509	09/15/21	Bank Of America	(492,329)
INR*	156,988,000	USD	2,081,241	12/15/21	J.P. Morgan	(13,191)
MXN	132,419,000	USD	6,559,683	11/08/21	BNP Paribas	(30,902)
NOK	326,110,000	USD	39,454,726	07/23/21	UBS	(1,575,502)
NOK	330,585,000	USD	39,276,406	08/17/21	BNP Paribas	(872,635)
PEN*	110,306	USD	28,782	07/06/21	Bank Of America	(124)
RUB*	915,676,127	USD	12,549,834	09/20/21	Bank Of America	(186,275)
RUB*	1,103,920,287	USD	15,057,435	09/20/21	Goldman Sachs	(152,182)
SEK	313,210,000	USD	37,472,391	08/17/21	Morgan Stanley	(858,494)
TRY	814,711	USD	97,025	07/02/21	Goldman Sachs	(3,453)
TRY	7,951,981	USD	947,187	07/07/21	J.P. Morgan	(36,163)
TRY	4,929,000	USD	584,272	07/09/21	Bank Of America	(20,143)
TRY	12,053,659	USD	1,437,235	07/09/21	BNP Paribas	(57,683)
TRY	5,153,457	USD	615,822	07/09/21	Goldman Sachs	(26,004)
TRY	10,143,398	USD	1,198,629	07/13/21	BNP Paribas	(40,277)
USD	44,902,487	BRL*	224,611,220	07/02/21	Bank Of America	(256,390)
USD	44,459,861	BRL*	224,611,220	07/02/21	Goldman Sachs	(699,015)
USD	27,690	PEN*	110,306	07/06/21	Bank Of America	(967)
USD	16,854,824	CAD	20,915,000	07/23/21	J.P. Morgan	(17,377)
USD	4,767,421	NOK	41,275,000	07/23/21	UBS	(26,866)
USD	7,243,890	PEN*	28,785,047	08/31/21	Goldman Sachs	(257,392)
USD	12,009,812	BRL*	64,381,000	09/02/21	Bank Of America	(834,662)
USD	91,579,977	BRL*	515,000,000	10/04/21	J.P. Morgan	(10,713,543)
USD	657,013	ZAR	10,032,066	02/18/22	J.P. Morgan	(24,264)
USD	323,655	ZAR	5,171,000	02/25/22	Goldman Sachs	(27,177)
ZAR	43,770,000	USD	3,053,030	09/15/21	Morgan Stanley	(17,820)
ZAR	43,770,000	USD	2,986,441	02/25/22	Goldman Sachs	(16,818)

					Total Unrealized Depreciation	(23,091,267)

					Net Unrealized Appreciation	$22,175,140

*	Non-deliverable forward

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen
MXN	Mexican Peso

NOK	Norwegian Krone

PEN	Peruvian Sol

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

36	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T Inc.	1.00%	12/20/2024	0.40%	$7,700,000	$51,050	$99,716	$150,766
AT&T Inc.	1.00	6/20/2026	0.62	4,400,000	72,540	9,250	81,790
CDX.EM.28	1.00	12/20/2022	0.87	9,588,000	(201,276)	223,062	21,786
CDX.EM.29	1.00	6/20/2023	0.84	1,880,000	(31,920)	38,261	6,341
CDX.EM.30	1.00	12/20/2023	0.97	6,768,000	(184,726)	192,325	7,599
CDX.EM.31	1.00	6/20/2024	0.95	8,178,000	(283,672)	297,345	13,673
CDX.EM.32	1.00	12/20/2024	1.03	12,090,000	(547,801)	539,579	(8,222)
CDX.EM.34	1.00	12/20/2025	1.82	4,300,000	(244,812)	96,763	(148,049)
CDX.EM.35	1.00	6/20/2026	1.56	3,100,000	(103,901)	23,682	(80,219)
CDX.NA.HY.34	5.00	6/20/2025	2.36	736,000	53,632	20,090	73,722
CDX.NA.HY.35	5.00	12/20/2025	2.56	40,900,000	3,351,669	837,347	4,189,016
CDX.NA.HY.36	5.00	6/20/2026	2.74	154,250,000	12,632,190	5,209,282	17,841,472
CDX.NA.HY.36	5.00	6/20/2026	2.74	268,000,000	23,451,519	4,196,955	27,648,474
CDX.NA.IG	1.00	6/20/2026	0.48	197,805,000	4,456,675	1,094,389	5,551,064
General Electric Co.	1.00	12/20/2023	0.38	700,000	(18,071)	28,975	10,904
Indonesia Government International	1.00	6/20/2026	0.75	23,290,000	229,605	124,272	353,877
Mexico Government International	1.00	6/20/2026	0.94	121,686,000	57,208	656,404	713,612

					$42,739,909	$13,687,697	$56,427,606

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.00%		$16,450,000	$(265,483)	$ 436,522	$171,039
Goldman Sachs	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.00		154,800,000	491,927	511,891	1,003,818
Morgan Stanley	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.00		157,900,000	642,297	381,623	1,023,920
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.30	EUR	1,000,000	7,703	17,851	25,554
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.20		$3,200,000	(33,524)	12,546	(20,978)
Barclays Bank	Chile Government International	1.00	Quarterly	6/20/2026	0.59		10,530,000	234,867	(18,840)	216,027
Goldman Sachs	Chile Government International	1.00	Quarterly	6/20/2026	0.59		4,770,000	104,039	(6,180)	97,859
Morgan Stanley	Chile Government International	1.00	Quarterly	6/20/2026	0.59		31,000,000	339,131	691,234	1,030,365
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.01		300,000	(5,713)	5,681	(32)
Goldman Sachs	Indonesia Government International	1.00	Quarterly	6/20/2026	0.75		35,250,000	233,518	212,978	446,496
Barclays Bank	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		1,591,000	(3,042)	8,263	5,221
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		3,800,000	(4,740)	17,208	12,468
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		300,000	(2,123)	3,099	976
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		4,309,000	(239)	25,509	25,270
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.61		300,000	(1,724)	5,875	4,151

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	37

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley	Mexico Government International	1.00%	Quarterly	12/20/2025	0.83%	$700,000	$(8,139)	$ 13,510	$5,371
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2026	0.94	1,100,000	(5,786)	9,365	3,579
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.20	4,700,000	(118,029)	91,215	(26,814)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	0.81	9,400,000	(300,117)	337,444	37,327
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.33	1,500,000	(13,373)	28,871	15,498
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.35	18,200,000	(246,180)	485,010	238,830
Goldman Sachs	Russian Foreign Bond – Eurobon	1.00	Quarterly	12/20/2024	0.58	16,400,000	66,122	177,977	244,099
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.67	210,000	(6,968)	5,663	(1,305)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.35	29,900,000	(112,795)	505,237	392,442
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.43	9,100,000	(112,452)	243,276	130,824
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.43	5,400,000	(62,153)	139,785	77,632
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.49	100,000	(952)	2,514	1,562
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.32	3,800,000	1,877	37,756	39,633
Morgan Stanley	United Mexican States	1.00	Quarterly	6/20/2026	0.94	26,000,000	(225,003)	641,087	416,084

							$592,946	$5,023,970	$5,616,916

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800,000	$—	$6,531	$6,531
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700,000	—	2,720	2,720
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200,000	—	3,363	3,363
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300,000	—	3,955	3,955
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400,000	—	4,534	4,534
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700,000	—	1,645	1,645
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100,000	248,856	11,059	259,915
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022	BRL	2,400,000	—	6,101	6,101
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		47,100,000	(50)	121,008	120,958
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		4,400,000	—	11,031	11,031
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	37,290	37,290
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		280,700,000	3,437	(575,257)	(571,820)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		3,000,000	—	7,671	7,671
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		70,000,000	(103,494)	214,504	111,010
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		57,900,000	—	142,696	142,696
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,200,000	—	30,722	30,722
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		46,400,000	—	(51,520)	(51,520)
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		23,300,000	—	58,932	58,932
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		870,300,000	(149,981)	(1,103,393)	(1,253,374)
—	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		400,000	(2)	(410)	(412)

The accompanying notes are an integral part of these financial statements.

38	Annual Report • June 30, 2021

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
—%	BRL-CDI-Compounded	Received	Quarterly	1/3/2022	BRL	17,900,000	$—	$43,978	$43,978
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,300,000	—	30,283	30,283
—	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	37,593	37,593
—	6 Month EURIBOR	Received	Semi-Annual	9/15/2031	EUR	118,600,000	1,950,256	(100,587)	1,849,669
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000,000	(280,454)	225,153	(55,301)
0.50	3 Month USD LIBOR	Paid	Quarterly	6/16/2028		$72,004,000	(3,879,485)	519,274	(3,360,211)
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		286,950,000	(24,198,165)	6,118,656	(18,079,509)
0.75	3 Month USD LIBOR	Received	Quarterly	6/16/2031		14,100,000	681,353	206,956	888,309
0.75	Sterling Overnight Index Average	Received	Annual	9/15/2031	GBP	17,100,000	(13,852)	(35,571)	(49,423)
0.75	Sterling Overnight Index Average	Received	Annual	9/15/2051		6,000,000	374,675	(200,491)	174,184
1.00	3 Month USD LIBOR	Received	Quarterly	12/16/2030		$3,497,000	16,638	104,223	120,861
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2027		2,700,000	(17,152)	(11,308)	(28,460)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900,000	4,876,960	979,860	5,856,820
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(14,691,221)	19,459,844	4,768,623
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,657)	(391,026)	(400,683)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(996,154)	10,372,877	9,376,723
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,568,137	6,626,719	8,194,856
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	558,266	9,132,175	9,690,441
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200,000	3,063,091	3,233,585	6,296,676
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200,000	—	(77,015)	(77,015)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		416,900,000	(2,390)	(484,374)	(486,764)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500,000	—	(148,788)	(148,788)
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		551,500,000	8,319	(623,515)	(615,196)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200,000	—	(71,927)	(71,927)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000,000	—	1,677	1,677
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	4,581	4,789
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	1,255	1,255
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	438	438
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700,000	(42,203)	(337,258)	(379,461)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/7/2026		41,600,000	(22)	(102,362)	(102,384)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000,000	(22,482)	(228,893)	(251,375)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025	MXN	2,000,000	(134)	(4,372)	(4,506)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	(3,825)	(3,825)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	(1,414)	(1,414)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	39

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
5.28%	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025	MXN	1,600,000	$—	$(3,218)	$(3,218)
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	(9,668)	(9,667)
5.97	3 Month ZAR SAJIBOR	Received	Quarterly	3/10/2026	ZAR	2,100,000	9	(792)	(783)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(15,624)	46,113	30,489
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,106	(2,918)	188
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,702)	69,596	67,894
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,378	(4,279)	99
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	92,932	(401,449)	(308,517)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	1,993	1,993
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	4,167	4,167
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(251)	4,452	4,201
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	5,240	5,240
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	3,166	3,166
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	6,747	49,147	55,894
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(2,537)	(2,537)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(19)	(11,397)	(11,416)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(343)	(343)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(7,931)	(62,144)	(70,075)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	11	(5,588)	(5,577)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	524	(9,021)	(8,497)

							$(30,974,521)	$52,880,103	$21,905,582

The accompanying notes are an integral part of these financial statements.

40	Annual Report • June 30, 2021

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2021

	Principal Amount	Value
MUNICIPAL BONDS – 96.03%
Education – 8.06%
Alabama Public School & College Authority, 5.00%, Nov. 2037	$47,500,000	$62,859,928
New Jersey Economic Development Authority, 5.25%, Sep. 2024 (1)(2)	35,925,000	41,177,946
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000,000	29,837,107
Illinois Finance Authority, 5.00%, Aug. 2021-Aug. 2049 (2)	6,500,000	7,858,281
New Jersey Economic Development Authority, 5.00%-5.50%, Jun. 2024-Jun. 2054 (1)(2)	28,715,000	32,998,446
New York State Dormitory Authority, 5.00%, Oct. 2021-Oct. 2030 (2)	5,835,000	7,244,684
Tender Option Bond Trust Receipts/Certificates, 0.10%, Dec. 2043-Jul. 2059 (1)(2)(3)	3,100,000	3,100,000
Other Securities (1)(3)	527,420,000	611,726,978

Total Education		796,803,370

General Obligation – 16.27%
Commonwealth of Pennsylvania, 4.00%, Apr. 2033	20,000,000	21,255,776
Maricopa County Special Health Care District, 4.00%, Jul. 2038	19,340,000	22,489,322
Northside Independent School District, 0.70%, Jun. 2050 (3)	24,595,000	24,684,509
State of California, 5.00%, Nov. 2036	25,000,000	33,124,355
State of Hawaii, 5.00%, Jan. 2032	12,800,000	16,413,279
State of Illinois, 5.00%, Nov. 2025 (2)	15,745,000	18,544,708
State of New Jersey, 4.00%, Jun. 2030	15,285,000	18,781,520
State of New Jersey, 5.00%, Jun. 2029	16,450,000	21,301,126
Illinois Finance Authority, 3.00%, Jul. 2035 (2)	2,250,000	2,352,271
State of California, 4.00%-5.00%, Aug. 2022-Nov. 2041	67,875,000	83,395,660
State of Illinois, 4.00%-5.50%, Sep. 2021-Jul. 2038 (2)	116,525,000	132,215,902
Tender Option Bond Trust Receipts/Certificates, 0.10%, Aug. 2055 (1)(2)(3)	1,000,000	1,000,000
Other Securities (1)(3)(4)	1,059,016,500	1,213,175,009

Total General Obligation		1,608,733,437

General Revenue – 28.77%
Buckeye Tobacco Settlement Financing Authority, 5.00%, Jun. 2055	38,820,000	45,347,890
California Infrastructure & Economic Development Bank, 0.00%, Jan. 2050 (1)(3)	26,180,000	26,178,641
Central Plains Energy Project, 4.00%, Dec. 2049 (3)	32,420,000	36,726,229
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (3)	18,960,000	21,394,024
City of Whiting IN, 5.00%, Dec. 2044 (3)	21,625,000	26,247,387
Indiana Finance Authority, 0.12%, May 2028 (3)	19,250,000	19,248,780
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (3)	21,270,000	23,940,858
Kentucky Public Energy Authority, 4.00%, Dec. 2050 (3)	16,560,000	19,092,246
Lower Alabama Gas District, 4.00%, Dec. 2050 (3)	15,610,000	17,753,954
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (3)	52,070,000	58,030,375
Main Street Natural Gas, Inc., 4.00%, Mar. 2050 (3)	20,000,000	23,123,208
Metropolitan Pier & Exposition Authority, 5.00%, Jun. 2050	16,465,000	20,563,995
New York State Dormitory Authority, 4.00%, Mar. 2032 (2)	20,000,000	22,432,356
Parish of St James LA, 0.09%, Nov. 2040 (3)	16,125,000	16,125,000
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (3)	34,175,000	37,094,769
Port of Port Arthur Navigation District, 0.06%, Apr. 2040 (3)	65,725,000	65,725,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, Jul. 2040	31,864,000	35,713,477
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, Jul. 2058	23,235,000	26,781,054
Southeast Energy Authority A Cooperative District, 4.00%, Nov. 2051 (3)	15,000,000	17,919,185
Tennergy Corp., 4.00%, Dec. 2051 (3)	25,000,000	29,994,217
Washington State Convention Center Public Facilities District, 4.00%, Jul. 2031	15,125,000	17,699,304
Illinois Finance Authority, 4.00%-5.25%, May 2023-May 2047 (1)(2)(3)	4,070,000	4,323,941
Main Street Natural Gas, Inc., 0.81%-5.00%, Mar. 2023-Aug. 2048 (3)(5)	29,640,000	32,895,289
Metropolitan Transportation Authority, 0.48%-5.00%, Nov. 2024-Nov. 2036 (2)(5)	5,850,000	6,443,477
New Jersey Economic Development Authority, 3.13%-5.63%, Jun. 2022-Jan. 2052 (2)	47,230,000	54,602,767
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2021-Jun. 2050 (2)	100,895,000	116,109,116
New York State Dormitory Authority, 3.00%-5.25%, Jul. 2023-Mar. 2038 (2)	56,955,000	68,039,786
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 0.00%-4.78%, Jul. 2024-Jul. 2058	61,638,000	49,536,990
State of Illinois, 5.00%, Jun. 2024-Jun. 2025 (2)	9,095,000	9,875,291
Tender Option Bond Trust Receipts/Certificates, 0.10%-0.25%, Dec. 2028-Oct. 2051 (1)(2)(3)	24,810,000	24,810,000
Other Securities (1)(3)(4)(5)(7)	1,680,462,519	1,871,232,038

Total General Revenue		2,845,000,644

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	41

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount	Value
Healthcare – 12.45%
Arizona Health Facilities Authority, 4.00%, Jan. 2043	$24,000,000	$24,463,951
Illinois Finance Authority, 5.00%, May 2028 (2)	12,620,000	16,013,076
Kansas Development Finance Authority, 5.00%, Nov. 2054 (3)	14,000,000	18,042,119
Michigan Finance Authority, 1.20%, Oct. 2038 (3)	18,900,000	18,964,441
Illinois Finance Authority, 2.25%-5.25%, Dec. 2022-Jul. 2057 (2)(3)	101,685,000	120,242,243
New Jersey Economic Development Authority, 5.00%, Oct. 2039-Jan. 2040 (1)(2)	895,000	915,122
New York State Dormitory Authority, 5.00%, Dec. 2022-May 2048 (1)(2)(3)	19,560,000	22,109,089
Tender Option Bond Trust Receipts/Certificates, 0.10%-0.27%, May 2022-Sep. 2050 (1)(2)(3)	29,040,000	29,040,000
Other Securities (1)(3)(4)(5)	858,611,958	981,616,595

Total Healthcare		1,231,406,636

Housing – 4.81%
New York City Housing Development Corp., 0.70%, Nov. 2060 (3)	27,525,000	27,552,960
New Jersey Economic Development Authority, 5.00%, Jun. 2026-Jan. 2048 (2)	3,400,000	3,728,075
Tender Option Bond Trust Receipts/Certificates, 0.33%, Apr. 2059-Apr. 2065 (1)(2)(3)	29,850,000	29,850,000
Other Securities (1)(3)(5)	385,173,773	414,598,526

Total Housing		475,729,561

Transportation – 17.27%
Chicago O’Hare International Airport, 5.00%, Jan. 2032	13,995,000	16,221,141
Illinois State Toll Highway Authority, 5.00%, Jan. 2045	12,810,000	16,533,607
Metropolitan Transportation Authority, 5.00%, Sep. 2021 (2)	25,000,000	25,195,010
Metropolitan Washington Airports Authority Aviation Revenue, 5.00%, Oct. 2027	42,565,000	53,015,005
Port of Seattle WA, 5.00%, Aug. 2039	13,380,000	17,357,457
State of Connecticut Special Tax Revenue, 5.00%, Oct. 2031	26,000,000	28,553,452
Metropolitan Transportation Authority, 0.00%-5.25%, Nov. 2021-Nov. 2052 (2)(5)	82,310,000	96,286,659
Metropolitan Washington Airports Authority, 5.00%, Oct. 2021-Oct. 2043	33,130,000	40,165,026
Metropolitan Washington Airports Authority Aviation Revenue, 4.00%-5.00%, Oct. 2030-Oct. 2038	24,545,000	32,684,007
New Jersey Transportation Trust Fund Authority, 0.00%-5.00%, Dec. 2028-Jun. 2032 (2)	3,305,000	3,325,580
Tender Option Bond Trust Receipts/Certificates, 0.06%-0.28%, Jan. 2024-Oct. 2050 (1)(2)(3)	31,225,000	31,225,000
Other Securities (3)(5)	1,165,437,759	1,347,693,175

Total Transportation		1,708,255,119

Utilities – 8.40%
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	14,595,000	16,963,348
City of San Antonio TX Electric & Gas Systems Revenue, 1.13%, Dec. 2045 (3)	22,440,000	22,768,771
County of King WA Sewer Revenue, 5.00%, Jan. 2047	29,000,000	32,446,229
Energy Northwest, 5.00%, Jul. 2028	15,000,000	19,252,107
Illinois Finance Authority, 5.25%, Jul. 2035 (2)	20,085,000	26,275,295
Nebraska Public Power District, 0.60%, Jan. 2051 (3)	16,920,000	17,023,912
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2034 (2)	16,040,000	20,753,500
New Jersey Economic Development Authority, 1.20%-5.00%, Nov. 2034-Aug. 2059 (2)(3)	5,755,000	6,123,727
Tender Option Bond Trust Receipts/Certificates, 0.11%, Aug. 2050 (1)(2)(3)	4,500,000	4,500,000
Other Securities (1)(3)(4)(5)	590,810,000	664,545,589

Total Utilities		830,652,478

Total Municipal Bonds (Cost: $9,079,794,366)		9,496,581,245

	Shares	Value
SHORT-TERM INVESTMENTS – 5.44%
Money Market Funds – 5.02%
Fidelity Institutional Money Market Government Fund – Class I, 0.01% (6)	496,828,340	496,828,340

Total Money Market Funds		496,828,340

The accompanying notes are an integral part of these financial statements.

42	Annual Report • June 30, 2021

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount	Value
Commercial Paper – 0.18%
California Statewide Communities Development Authority, 0.17%, Dec. 2021	$17,335,000	$17,336,536

Total Commercial Paper		17,336,536

Time Deposits – 0.24%
BBVA, Madrid, 0.01% due 07/01/2021	3,156,672	3,156,672
Citibank, New York, 0.01% due 07/01/2021	12,136,012	12,136,012
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021	290	290
Sumitomo, Tokyo, 0.01% due 07/01/2021	7,929,482	7,929,482

Total Time Deposits		23,222,456

Total Short-Term Investments (Cost: $537,385,796)		537,387,332

TOTAL INVESTMENTS IN SECURITIES – 101.47% (Cost: $9,617,180,162)		10,033,968,577
LIABILITIES IN EXCESS OF OTHER ASSETS – (1.47)%		(145,113,130)

TOTAL NET ASSETS – 100.00%		$9,888,855,447

Percentages are stated as a percent of net assets.

(1)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $541,132,460, which represents 5.47% of total net assets.

(2)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(3)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of June 30, 2021.

(4)	Includes securities in default as of June 30, 2021. The value of these securities totals $60,325,711, which represents 0.61% of total net assets.

(5)	Includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Includes securities restricted at June 30, 2021. The value of the restricted securities totals $15,217,604, which represents 0.15% of total net assets.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(400)	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2021	$(49,478,124)	$(49,371,875)	$106,249
(332)	U.S. 5 Year Note Future	Bank of America	Sep. 2021	(40,942,895)	(40,978,656)	(35,761)
(357)	U.S. 10 Year Note Future	Bank of America	Sep. 2021	(47,123,976)	(47,302,500)	(178,524)
(200)	U.S. 10 Year Note Future	Citigroup Global Markets	Sep. 2021	(26,347,430)	(26,500,000)	(152,570)

						$(260,606)

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	43

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

State/U.S. Territory	Percentage of Net Assets
Alabama	1.98%
Alaska	0.12
Arizona	2.34
Arkansas	0.12
California	6.01
Colorado	2.04
Connecticut	2.43
Delaware	0.48
District of Columbia	2.37
Florida	5.24
Georgia	3.16
Guam	0.15
Hawaii	0.73
Idaho	0.14
Illinois	8.27
Indiana	1.88
Iowa	0.36
Kansas	0.27
Kentucky	1.44
Louisiana	1.71
Maine	0.15
Maryland	1.52
Massachusetts	1.78
Michigan	2.67
Minnesota	0.34
Mississippi	0.46
Missouri	0.96
Montana	0.03
Nebraska	0.75
Nevada	1.26
New Hampshire	0.48

State/U.S. Territory (Continued)	Percentage of Net Assets
New Jersey	4.67%
New Mexico	0.28
New York	9.95
North Carolina	1.20
North Dakota	0.11
Ohio	2.13
Oklahoma	0.67
Oregon	0.63
Pennsylvania	4.71
Puerto Rico	2.43
Rhode Island	0.31
South Carolina	1.05
South Dakota	0.24
Tennessee	1.26
Texas	8.29
Utah	0.39
Vermont	0.06
Virgin Islands	0.03
Virginia	1.22
Washington	3.03
West Virginia	0.12
Wisconsin	1.48
Wyoming	0.13

Total Municipal Bonds	96.03

SHORT-TERM INVESTMENTS	5.44

TOTAL INVESTMENTS IN SECURITIES	101.47
LIABILITIES IN EXCESS OF OTHER ASSETS	-1.47

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

44	Annual Report • June 30, 2021

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.52%
Communication Services – 11.72%
Alphabet, Inc. – Class A (1)	239,205	$584,088,377
Alphabet, Inc. – Class C (1)	149,120	373,742,438
Facebook, Inc. – Class A(1)	1,364,161	474,332,421
Netflix, Inc. (1)	231,616	122,341,887
Walt Disney Co. (1)	1,544,006	271,389,935
Other Securities (1)	2,256,216	237,364,423

Total Communication Services		2,063,259,481

Consumer Discretionary – 15.01%
Amazon.com, Inc. (1)	202,047	695,074,007
Lowe’s Companies, Inc.	682,441	132,373,081
McDonald’s Corp.	676,635	156,295,919
NIKE, Inc. – Class B	1,685,180	260,343,458
Tesla, Inc. (1)	345,138	234,590,299
Yum! Brands, Inc.	1,910,232	219,733,987
Other Securities (1)	5,289,049	944,321,029

Total Consumer Discretionary		2,642,731,780

Consumer Staples – 3.06%
Coca-Cola Co.	2,449,730	132,554,890
Other Securities (1)	2,874,798	406,452,818

Total Consumer Staples		539,007,708

Energy – 0.85%
ConocoPhillips	2,359,484	143,692,576
Other Securities (1)	62,893	5,689,919

Total Energy		149,382,495

Financials – 8.01%
American Express Co.	2,184,551	360,953,362
Bank of America Corp.	5,791,947	238,801,975
Intercontinental Exchange, Inc.	1,824,318	216,546,547
JPMorgan Chase & Co.	878,765	136,683,108
MSCI, Inc. – Class A	389,710	207,746,607
Other Securities (1)	1,969,366	249,713,639

Total Financials		1,410,445,238

Healthcare – 15.43%
Abbott Laboratories	1,529,249	177,285,837
Danaher Corp.	1,305,747	350,410,265
Illumina, Inc. (1)	313,354	148,282,246
Intuitive Surgical, Inc. (1)	189,861	174,603,770
Johnson & Johnson	1,526,089	251,407,902
Medtronic Plc	1,729,076	214,630,204
Regeneron Pharmaceuticals, Inc. (1)	330,972	184,861,101
Thermo Fisher Scientific, Inc.	568,769	286,926,897
UnitedHealth Group, Inc.	910,189	364,476,083
Other Securities (1)	4,063,387	564,005,120

Total Healthcare		2,716,889,425

Industrials – 6.10%
Honeywell International, Inc.	901,376	197,716,826
IHS Markit Ltd.	1,692,453	190,671,755
Union Pacific Corp.	797,885	175,478,848
Other Securities (1)	3,844,969	509,752,798

Total Industrials		1,073,620,227

	Shares	Value
Information Technology – 34.48%
Adobe, Inc. (1)	344,734	$201,890,020
Analog Devices, Inc.	706,344	121,604,183
Apple, Inc.	3,830,950	524,686,912
Autodesk, Inc. (1)	730,899	213,349,418
Cisco Systems, Inc.	2,556,379	135,488,087
FleetCor Technologies, Inc. (1)	743,936	190,492,252
Intuit, Inc.	451,893	221,504,392
Microsoft Corp.	4,024,282	1,090,177,994
NVIDIA Corp.	241,038	192,854,504
PayPal Holdings, Inc. (1)	1,253,141	365,265,539
RingCentral, Inc. – Class A (1)	594,091	172,630,963
Salesforce.com, Inc. (1)	1,619,058	395,487,298
Shopify, Inc. – Class A (1)	119,404	174,446,856
Texas Instruments, Inc.	622,521	119,710,788
Visa, Inc. – Class A	2,589,923	605,575,796
Workday, Inc. – Class A (1)	1,181,534	282,079,427
Other Securities (1)(2)	6,235,374	1,064,139,521

Total Information Technology		6,071,383,950

Materials – 2.06%
Ball Corp.	2,281,183	184,821,447
Linde Plc	398,588	115,231,791
Other Securities (1)	358,734	61,803,669

Total Materials		361,856,907

Real Estate – 1.80%
Equinix, Inc.	218,659	175,495,713
Prologis, Inc.	966,700	115,549,651
Other Securities (1)	152,415	26,275,240

Total Real Estate		317,320,604

Utilities – 0.00% (3)
Various Securities	11,824	480,868

Total Utilities		480,868

Total Common Stocks (Cost: $10,433,540,993)		17,346,378,683

SHORT-TERM INVESTMENTS – 1.36%
Money Market Funds – 1.29%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)	226,383,268	226,383,268

Total Money Market Funds		226,383,268

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	45

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount	Value
Time Deposits – 0.07%
Citibank, New York, 0.01% due 07/01/2021	$2,299,000	$2,299,000
National Australia Bank, London, 0.01% due 07/01/2021	9,973,840	9,973,840

Total Time Deposits		12,272,840

Total Short-Term Investments (Cost: $238,656,108)		238,656,108

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $10,672,197,101)		17,585,034,791
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.12%		20,711,911

TOTAL NET ASSETS – 100.00%		$17,605,746,702

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $95,998,952, which represents 0.55% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
35	NASDAQ 100 E-mini Future	Morgan Stanley	Sep. 2021	$9,857,234	$10,184,300	$327,066
9	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	1,904,945	1,929,825	24,880

						$351,946

The accompanying notes are an integral part of these financial statements.

46	Annual Report • June 30, 2021

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.03%
Communication Services – 6.45%
Alphabet, Inc. – Class A (1)	1,753	$4,280,458
Alphabet, Inc. – Class C (1)	95,863	240,263,354
Comcast Corp. – Class A	6,186,827	352,772,876
Other Securities (1)	9,351,245	524,341,696

Total Communication Services		1,121,658,384

Consumer Discretionary – 9.92%
Booking Holdings, Inc. (1)	54,653	119,585,683
Compass Group Plc (1)	5,182,900	109,192,894
McDonald’s Corp.	620,235	143,268,083
NIKE, Inc. – Class B	731,533	113,014,533
TJX Companies, Inc.	1,944,029	131,066,435
Other Securities (1)	14,756,442	1,109,216,249

Total Consumer Discretionary		1,725,343,877

Consumer Staples – 7.71%
Altria Group, Inc.	2,335,596	111,361,217
Coca-Cola Co.	2,589,644	140,125,637
Colgate-Palmolive Co.	1,432,417	116,527,123
Diageo Plc – ADR	526,185	100,864,403
Philip Morris International, Inc.	1,676,899	166,197,460
Procter & Gamble Co.	889,320	119,995,948
Other Securities (1)	13,322,481	586,141,059

Total Consumer Staples		1,341,212,847

Energy – 3.88%
EOG Resources, Inc.	1,473,506	122,949,341
Hess Corp.	1,163,457	101,593,065
Other Securities (1)	8,954,159	450,831,825

Total Energy		675,374,231

Financials – 19.25%
American Express Co.	1,240,616	204,986,982
American International Group, Inc.	2,660,837	126,655,841
Berkshire Hathaway, Inc. – Class B (1)	393,767	109,435,725
Chubb Ltd.	1,165,894	185,307,192
Goldman Sachs Group, Inc.	634,350	240,754,856
Jefferies Financial Group, Inc.	2,959,092	101,200,946
JPMorgan Chase & Co.	784,330	121,994,688
Marsh & McLennan Companies, Inc.	853,150	120,021,142
Morgan Stanley	2,088,103	191,458,164
PNC Financial Services Group, Inc.	523,269	99,818,794
Synchrony Financial	2,410,383	116,951,783
Wells Fargo & Co.	5,241,882	237,404,836
Other Securities (1)	31,027,147	1,493,845,754

Total Financials		3,349,836,703

Healthcare – 14.81%
Anthem, Inc.	379,841	145,023,294
CVS Health Corp.	1,371,984	114,478,345
Johnson & Johnson	1,147,761	189,082,147
Medtronic Plc	2,195,558	272,534,615
Merck & Co., Inc.	3,930,042	305,639,366
Pfizer, Inc.	3,470,394	135,900,629

	Shares	Value
UnitedHealth Group, Inc.	566,862	$226,994,219
Other Securities (1)	10,794,201	1,187,263,395

Total Healthcare		2,576,916,010

Industrials – 16.02%
Deere & Co.	397,900	140,343,309
FedEx Corp.	513,163	153,091,918
General Dynamics Corp.	879,288	165,534,759
Honeywell International, Inc.	545,954	119,755,010
Northrop Grumman Corp.	605,287	219,979,454
Raytheon Technologies Corp.	2,957,043	252,265,338
Union Pacific Corp.	530,076	116,579,615
United Parcel Service, Inc. – Class B	845,080	175,751,288
Other Securities (1)	26,446,162	1,444,346,990

Total Industrials		2,787,647,681

Information Technology – 9.12%
Accenture Plc – Class A	326,099	96,130,724
Cisco Systems, Inc.	2,720,883	144,206,799
Microsoft Corp.	584,801	158,422,591
Oracle Corp.	1,606,192	125,025,985
QUALCOMM, Inc.	851,343	121,682,455
Samsung Electronics Co. Ltd.	1,714,628	122,743,628
Other Securities (1)	7,543,627	818,661,160

Total Information Technology		1,586,873,342

Materials – 4.65%
International Flavors & Fragrances, Inc.	687,947	102,779,282
Linde Plc	370,757	107,185,849
Other Securities (1)	11,967,526	598,170,922

Total Materials		808,136,053

Real Estate – 3.62%
Various Securities (1)	12,357,132	629,550,276

Total Real Estate		629,550,276

Utilities – 2.60%
Various Securities (1)	10,359,503	451,916,772

Total Utilities		451,916,772

Total Common Stocks (Cost: $11,222,731,355)		17,054,466,176

CONVERTIBLE PREFERRED STOCKS – 0.25%
Healthcare – 0.06%
Becton Dickinson & Co., 6.00%	202,075	10,813,033

Total Healthcare		10,813,033

Utilities – 0.19%
Various Securities	515,755	31,759,116

Total Utilities		31,759,116

Total Convertible Preferred Stocks (Cost: $40,069,708)		42,572,149

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	47

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Shares		Value
PREFERRED STOCKS – 0.20%
Consumer Discretionary – 0.20%
Volkswagen AG		141,499	$35,478,255

Total Consumer Discretionary			35,478,255

Total Preferred Stocks (Cost: $24,577,761)			35,478,255

SHORT-TERM INVESTMENTS – 1.30%
Money Market Funds – 1.08%
Goldman Sachs Financial Square Government Fund –Class I, 0.03% (2)		187,295,009	187,295,009

Total Money Market Funds			187,295,009

	Principal Amount		Value
Time Deposits – 0.22%
ANZ, London, 0.01% due 07/01/2021		$12,162,103	12,162,103
Brown Brothers Harriman, -0.78% due 07/01/2021 (3)	EUR	—	1

	Principal Amount	Value
BNP Paribas, Paris, -0.78% due 07/01/2021	$217,805	$258,262
Citibank, New York, 0.01% due 07/01/2021	3,411,483	3,411,483
Skandinaviska Enskilda Banken, Stockholm, 0.01% due 07/01/2021	2,043,212	2,043,212
Sumitomo, Tokyo, 0.01% due 07/01/2021	21,169,852	21,169,852

Total Time Deposits		39,044,913

Total Short-Term Investments (Cost: $226,339,922)		226,339,922

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $11,513,718,746)		17,358,856,502
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.22%		38,585,049

TOTAL NET ASSETS – 100.00%		$17,397,441,551

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

EUR Euro

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

(3)	Principal amount calculated is less than EUR 0.5.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
30	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	$6,404,209	$6,432,750	$28,541

						$28,541

The accompanying notes are an integral part of these financial statements.

48	Annual Report • June 30, 2021

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.51%
Communication Services – 4.61%
Match Group, Inc. (1)	373,780	$60,272,025
Roku, Inc. – Class A (1)	96,099	44,133,466
Zynga, Inc. – Class A (1)	5,348,010	56,849,346
Other Securities (1)	2,278,438	114,037,725

Total Communication Services		275,292,562

Consumer Discretionary – 12.34%
Advance Auto Parts, Inc.	232,000	47,592,480
Aptiv Plc (1)	204,871	32,232,354
Burlington Stores, Inc. (1)	133,083	42,851,395
Chegg, Inc. (1)	489,335	40,668,632
Chipotle Mexican Grill, Inc. – Class A (1)	23,647	36,660,890
Wayfair, Inc. – Class A (1)	116,594	36,809,892
Other Securities (1)	7,223,146	500,245,139

Total Consumer Discretionary		737,060,782

Consumer Staples – 4.79%
Clorox Co.	197,229	35,483,469
Hershey Co.	224,621	39,124,486
J.M. Smucker Co.	278,500	36,085,245
Other Securities (1)	2,538,462	175,662,324

Total Consumer Staples		286,355,524

Energy – 0.70%
Various Securities (1)	2,075,522	41,960,496

Total Energy		41,960,496

Financials – 10.31%
Arthur J. Gallagher & Co.	305,000	42,724,400
Everest Re Group Ltd.	173,645	43,760,276
MSCI, Inc. – Class A	73,357	39,105,150
SVB Financial Group (1)	122,154	67,970,150
Tradeweb Markets, Inc. – Class A	902,662	76,329,099
Other Securities (1)	4,888,813	346,002,182

Total Financials		615,891,257

Healthcare – 22.46%
Align Technology, Inc. (1)	67,548	41,271,828
Argenx SE – ADR (1)	113,592	34,199,143
Ascendis Pharma – ADR (1)	258,970	34,067,503
Bio-Techne Corp.	119,775	53,929,891
Catalent, Inc. (1)	571,715	61,813,826
Dentsply Sirona, Inc.	661,000	41,814,860
DexCom, Inc. (1)	130,607	55,769,189
Edwards Lifesciences Corp. (1)	433,000	44,845,810
Exact Sciences Corp. (1)	273,887	34,046,893
Genmab – ADR (1)	852,501	34,807,616
Integra LifeSciences Holdings Corp. (1)	714,439	48,753,317
Veeva Systems, Inc. – Class A (1)	299,856	93,240,223
Waters Corp. (1)	142,136	49,123,623
West Pharmaceutical Services, Inc.	136,900	49,160,790
Other Securities (1)(5)	11,232,944	665,259,472

Total Healthcare		1,342,103,984

	Shares	Value
Industrials – 14.76%
AMETEK, Inc.	403,000	$53,800,500
Clarivate Plc (1)	1,170,000	32,210,100
Fortive Corp.	1,207,676	84,223,324
Generac Holdings, Inc. (1)	207,369	86,089,240
IDEX Corp.	175,327	38,580,706
Ingersoll Rand, Inc. (1)	742,574	36,245,037
Toro Co.	299,810	32,943,123
Other Securities (1)	6,272,304	517,964,943

Total Industrials		882,056,973

Information Technology – 24.97%
Asana, Inc. – Class A (1)	899,507	55,796,419
Atlassian Corp. Plc – Class A (1)	258,448	66,384,953
Datadog, Inc. – Class A (1)	330,546	34,403,228
Global Payments, Inc.	410,819	77,044,995
HubSpot, Inc. (1)	127,334	74,200,068
Lattice Semiconductor Corp. (1)	596,584	33,516,089
Medallia, Inc. (1)	1,469,507	49,595,861
Palo Alto Networks, Inc. (1)	122,025	45,277,376
Synopsys, Inc. (1)	185,779	51,235,990
Workday, Inc. – Class A (1)	201,500	48,106,110
Zscaler, Inc. (1)	302,479	65,353,613
Other Securities (1)	11,464,469	891,185,033

Total Information Technology		1,492,099,735

Materials – 2.31%
AptarGroup, Inc.	258,500	36,407,140
Other Securities (1)	2,353,259	101,677,456

Total Materials		138,084,596

Real Estate – 1.23%
Various Securities (1)	1,512,641	73,754,139

Total Real Estate		73,754,139

Utilities – 0.03%
Various Securities (1)	53,834	1,982,907

Total Utilities		1,982,907

Total Common Stocks (Cost: $3,703,352,109)		5,886,642,955

	Principal Amount	Value
BONDS & NOTES – 0.00% (2)
Corporate Bonds – 0.00% (2)
Financials – 0.00% (2)
GAMCO Investors, Inc., 4.00%, Jun. 2023 (3)	$3,000	3,000

Total Financials		3,000

Total Corporate Bonds		3,000

Total Bonds & Notes (Cost: $-)		3,000

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	49

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 1.48%
Money Market Funds – 1.06%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)	63,231,943	$63,231,943

Total Money Market Funds		63,231,943

	Principal Amount	Value
Time Deposits – 0.42%
BBVA, Madrid, 0.01% due 07/01/2021	$5,029,792	5,029,792
National Australia Bank, London, 0.01% due 07/01/2021	13,873,916	13,873,916
Royal Bank of Canada, Toronto, 0.01% due 07/01/2021	1,557,407	1,557,407

	Principal Amount	Value
Sumitomo, Tokyo, 0.01% due 07/01/2021	$4,530,662	$4,530,662

Total Time Deposits		24,991,777

Total Short-Term Investments (Cost: $88,223,720)		88,223,720

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $3,791,575,829)		5,974,869,675
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.01%		797,201

TOTAL NET ASSETS – 100.00%		$5,975,666,876

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2021.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $15,953, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
23	E-mini Russell 2000 Future	Morgan Stanley	Sep. 2021	$2,635,660	$2,653,970	$18,310
2	NASDAQ 100 E-mini Future	Morgan Stanley	Sep. 2021	572,397	581,960	9,563
5	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	1,067,964	1,072,125	4,161
2	S&P MidCap 400 E-mini Future	Morgan Stanley	Sep. 2021	547,141	538,480	(8,661)

						$23,373

The accompanying notes are an integral part of these financial statements.

50	Annual Report • June 30, 2021

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.19%
Communication Services – 1.80%
Nexstar Media Group, Inc. – Class A	241,704	$35,743,188
Other Securities (1)	3,325,477	90,125,476

Total Communication Services		125,868,664

Consumer Discretionary – 12.48%
Aramark	787,928	29,350,318
Grand Canyon Education, Inc. (1)	323,518	29,106,914
Red Rock Resorts, Inc. – Class A (1)	575,880	24,474,900
Skechers USA, Inc. – Class A (1)	1,084,873	54,059,222
Whirlpool Corp.	126,290	27,533,746
Other Securities (1)	13,448,455	709,918,709

Total Consumer Discretionary		874,443,809

Consumer Staples – 3.42%
Various Securities (1)	5,209,929	239,924,727

Total Consumer Staples		239,924,727

Energy – 5.07%
ChampionX Corp. (1)	979,282	25,118,583
Diamondback Energy, Inc.	480,701	45,133,017
Magnolia Oil & Gas Corp. – Class A (1)	1,800,576	28,143,003
Matador Resources Co.	731,206	26,330,728
Pioneer Natural Resources Co.	266,799	43,360,173
Other Securities (1)	8,264,639	187,515,618

Total Energy		355,601,122

Financials – 20.82%
American International Group, Inc.	508,968	24,226,877
Ameriprise Financial, Inc.	184,405	45,894,716
Discover Financial Services	294,273	34,809,553
East West Bancorp, Inc.	378,209	27,113,803
Everest Re Group Ltd.	97,743	24,632,213
Fifth Third Bancorp	1,131,779	43,267,911
Huntington Bancshares, Inc.	3,499,834	49,942,631
KeyCorp	1,535,261	31,703,140
Selective Insurance Group, Inc.	360,338	29,241,429
SLM Corp.	1,351,316	28,296,557
Synchrony Financial	686,854	33,326,156
Other Securities (1)(5)	29,000,703	1,086,696,491

Total Financials		1,459,151,477

Healthcare – 9.03%
Avantor, Inc. (1)	904,891	32,132,679
Elanco Animal Health, Inc. (1)	1,437,995	49,884,047
Sotera Health Co. (1)	1,198,275	29,034,203
Other Securities (1)(5)	11,057,464	521,719,762

Total Healthcare		632,770,691

Industrials – 18.21%
Altra Industrial Motion Corp.	386,076	25,102,662
AMETEK, Inc.	329,069	43,930,711
CACI International, Inc. – Class A (1)	135,062	34,457,017
Crane Co.	307,786	28,430,193

	Shares	Value
Dover Corp.	164,875	$24,830,175
Hubbell, Inc. – Class B	167,398	31,276,642
nVent Electric PLC	1,016,613	31,758,990
Oshkosh Corp.	391,023	48,737,107
Parker-Hannifin Corp.	105,712	32,465,212
Textron, Inc.	376,713	25,906,553
Timken Co.	391,586	31,557,916
WESCO International, Inc. (1)	248,167	25,516,531
WillScot Mobile Mini Holdings Corp. – Class A (1)	1,290,550	35,967,629
Other Securities (1)(2)	16,989,450	856,300,668

Total Industrials		1,276,238,006

Information Technology – 9.72%
Alliance Data Systems Corp.	344,781	35,922,732
Methode Electronics, Inc.	583,010	28,689,922
Motorola Solutions, Inc.	170,602	36,995,044
NXP Semiconductors NV	124,473	25,606,586
Qorvo, Inc. (1)	145,571	28,480,966
SolarWinds Corp. (1)	1,458,815	24,639,385
Other Securities (1)	10,779,279	501,059,274

Total Information Technology		681,393,909

Materials – 7.62%
Avient Corp.	506,899	24,919,155
Constellium SE – Class A (1)	1,992,645	37,760,623
Crown Holdings, Inc.	357,991	36,590,260
Element Solutions, Inc.	1,072,004	25,063,453
FMC Corp.	376,909	40,781,554
Other Securities (1)	8,382,974	368,590,894

Total Materials		533,705,939

Real Estate – 5.82%
Various Securities (1)	14,682,756	407,750,059

Total Real Estate		407,750,059

Utilities – 4.20%
Vistra Corp.	1,671,710	31,010,221
Other Securities (1)	6,279,590	263,284,353

Total Utilities		294,294,574

Total Common Stocks (Cost: $4,668,367,695)		6,881,142,977

WARRANTS – 0.00% (3)
Nabors Industries Ltd., expires 06/11/2026 (1)	120	1,200

Total Warrants (Cost: $309)		1,200

SHORT-TERM INVESTMENTS – 1.61%
Money Market Funds – 0.86%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)	60,192,969	60,192,969

Total Money Market Funds		60,192,969

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	51

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Principal Amount		Value
Time Deposits – 0.75%
BBVA, Madrid, 0.01% due 07/01/2021		$9,982,075	$9,982,075
China Construction Bank, New York, 0.01% due 07/01/2021		9,222,410	9,222,409
Citibank, New York, 0.01% due 07/01/2021		8,651,565	8,651,565
National Australia Bank, London, 0.01% due 07/01/2021		1,847,139	1,847,139
Royal Bank of Canada, Toronto, 0.01% due 07/01/2021		12,973,466	12,973,466
Royal Bank of Canada, Toronto, 0.01% due 07/02/2021	CAD	17	14
Skandinaviska Enskilda Banken, Stockholm, 0.01% due 07/01/2021		$2,197,994	2,197,994

	Principal Amount	Value
Sumitomo, Tokyo, 0.01% due 07/01/2021	$7,916,592	$7,916,592

Total Time Deposits		52,791,254

Total Short-Term Investments (Cost: $112,984,223)		112,984,223

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $4,781,352,227)		6,994,128,400
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%		14,159,583

TOTAL NET ASSETS – 100.00%		$7,008,287,983

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

CAD Canadian Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $11,871,139, which represents 0.17% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

(5)	Includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $2,970, which represents 0.00% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
18	E-mini Russell 2000 Future	Morgan Stanley	Sep. 2021	$2,076,726	$2,077,020	$294
1	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	211,744	214,425	2,681
4	S&P MidCap 400 E-mini Future	Morgan Stanley	Sep. 2021	1,093,744	1,076,960	(16,784)

						$(13,809)

The accompanying notes are an integral part of these financial statements.

52	Annual Report • June 30, 2021

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2021

	Shares	Value

COMMON STOCKS – 97.32%
Communication Services – 6.82%
Nippon Telegraph & Telephone Corp.	5,308,000	$138,778,664
Rightmove Plc	8,717,880	78,358,101
Telia Co. AB	22,527,003	100,052,875
WPP Plc	7,605,265	102,806,953
Other Securities (1)(2)	87,253,489	617,668,710

Total Communication Services		1,037,665,303

Consumer Discretionary – 17.20%
Continental AG	848,405	124,818,325
Denso Corp.	1,303,220	88,868,539
Honda Motor Co. Ltd.	6,074,399	195,372,370
Kingfisher Plc	23,695,554	119,593,732
LVMH Moet Hennessy Louis Vuitton SE	193,714	152,386,472
MercadoLibre, Inc. (2)	75,048	116,909,024
Sony Corp.	1,035,300	100,390,208
Zalando SE (1)(2)	746,245	90,250,695
Other Securities (1)(2)	81,369,311	1,629,131,916

Total Consumer Discretionary		2,617,721,281

Consumer Staples – 7.59%
Tesco Plc	46,712,531	144,303,544
WH Group Ltd. (1)	125,932,000	113,036,893
Other Securities (1)(2)	100,562,076	896,654,676

Total Consumer Staples		1,153,995,113

Energy – 3.69%
BP Plc	33,474,609	146,799,405
ENI SpA	6,857,306	83,601,135
Royal Dutch Shell Plc – Class A	3,521,209	71,115,146
Royal Dutch Shell Plc – Class B	5,946,356	115,435,396
Other Securities (2)	29,146,650	143,755,026

Total Energy		560,706,108

Financials – 13.79%
AIA Group Ltd.	11,335,127	140,618,810
Allianz SE	427,073	106,579,036
Banco Santander SA	32,106,557	122,809,313
Lloyds Banking Group Plc	245,888,699	159,054,912
Tokio Marine Holdings, Inc.	2,068,700	95,284,890
United Overseas Bank Ltd.	8,503,734	163,759,790
Other Securities (1)(2)	133,380,057	1,310,465,036

Total Financials		2,098,571,787

Healthcare – 12.40%
CSL Ltd.	384,524	82,237,579
GlaxoSmithKline Plc	7,113,749	139,849,880
Mettler-Toledo International, Inc. (2)	90,228	124,996,458
Novartis AG	1,691,545	154,313,874
ResMed, Inc.	333,000	82,091,160
Roche Holding AG	358,154	135,010,789
Sanofi SA	1,654,271	173,802,007
Takeda Pharmaceutical Co. Ltd.	3,863,100	129,647,856

	Shares	Value
Other Securities (1)(2)	18,925,674	$864,212,021

Total Healthcare		1,886,161,624

Industrials – 15.39%
Atlas Copco AB – Class A	1,947,510	119,593,430
Canadian Pacific Railway Ltd.	1,170,000	89,984,700
Cie de Saint-Gobain	1,864,820	123,070,363
CK Hutchison Holdings Ltd.	17,359,500	135,140,400
DSV Panalpina	389,763	90,985,484
Experian Plc	2,111,814	81,535,387
Mitsubishi Electric Corp.	7,548,300	109,580,475
Other Securities (1)(2)	79,156,516	1,591,235,588

Total Industrials		2,341,125,827

Information Technology – 12.04%
ASML Holding NV	175,894	121,423,004
ASML Holding NV – Class REG	120,000	82,900,800
FUJIFILM Holdings Corp.	2,039,000	150,821,807
Keyence Corp.	196,662	99,043,589
Kyocera Corp.	1,886,100	116,523,995
Shopify, Inc. – Class A (2)	107,194	156,608,290
Taiwan Semiconductor Manufacturing Co. Ltd.	6,519,860	140,424,957
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1,732,649	208,195,104
Other Securities (1)(2)	42,319,429	756,246,046

Total Information Technology		1,832,187,592

Materials – 5.19%
BASF SE	1,069,768	84,447,238
Evonik Industries AG	2,817,584	94,595,894
Other Securities (1)(2)	24,265,645	610,717,607

Total Materials		789,760,739

Real Estate – 0.25%
Various Securities (1)(2)	3,961,305	37,570,451

Total Real Estate		37,570,451

Utilities – 2.96%
Enel SpA	16,250,744	151,016,142
SSE Plc	6,066,333	125,990,327
Other Securities (1)(2)	17,868,446	173,548,237

Total Utilities		450,554,706

Total Common Stocks (Cost: $11,648,819,126)		14,806,020,531

PREFERRED STOCKS – 0.46%
Consumer Discretionary – 0.45%
Various Securities	276,054	67,717,681

Total Consumer Discretionary		67,717,681

Consumer Staples – 0.01%
Various Securities	15,101	1,187,520

Total Consumer Staples		1,187,520

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	53

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

	Shares		Value
Healthcare – 0.00% (3)
Sartorius AG		1,198	$623,569

Total Healthcare			623,569

Materials – 0.00% (3)
Fuchs Petrolub SE		3,372	164,096

Total Materials			164,096

Total Preferred Stocks (Cost: $54,806,798)			69,692,866

RIGHTS – 0.00% (3)
Industrials – 0.00%(3)
ACS Actividades de Construccion y Servicios SA, expires 07/23/2021 (2)		11,768	16,466

Total Industrials			16,466

Total Rights (Cost: $17,813)			16,466

SHORT-TERM INVESTMENTS – 2.09%
Money Market Funds – 1.63%
Goldman Sachs Financial Square Government Fund – Class I, 0.03% (4)		248,534,118	248,534,118

Total Money Market Funds			248,534,118

	Principal Amount		Value
Convertible Securities – 0.00% (3)
Credit Suisse Group Guernsey VII Ltd., 3.00%, Nov. 2021 (1)	CHF	315,000	381,336

Total Convertible Securities			381,336

Time Deposits – 0.46%
ANZ, London, 0.01% due 07/01/2021		$601,426	601,426
Bank of Montreal, London, 0.01% due 07/01/2021		9,445,838	9,445,838
BNP Paribas, Paris, -1.83% due 07/01/2021	CHF	222,957	240,969
BNP Paribas, Paris, -0.78% due 07/01/2021	EUR	2,803,752	3,324,549
BNP Paribas, Paris, -0.61% due 07/01/2021	SEK	93,844	10,965
BNP Paribas, Paris, -0.48% due 07/01/2021	DKK	92,184	14,699
Brown Brothers Harriman, -0.60% due 07/01/2021	NZD	15,833	11,067
Brown Brothers Harriman, -0.44% due 07/01/2021	AUD	167,268	125,443
Citibank, London, 0.01% due 07/01/2021	GBP	2,025,868	2,802,383
HSBC, Hong Kong, 0.00% due 07/02/2021	HKD	26,387,543	3,398,573

	Principal Amount		Value
HSBC, Singapore, 0.00% due 07/01/2021	SGD	510,838	$379,890
National Australia Bank, London, 0.01% due 07/01/2021		$8,384,389	8,384,389
Nordea Bank ABP, Oslo, -1.08% due 07/01/2021	NOK	85,763	9,961
Skandinaviska Enskilda Banken AB, Stockholm, -0.61% due 07/01/2021	SEK	121,665	14,216
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021		$1,226,544	1,226,544
Sumitomo, Tokyo, -0.31% due 07/01/2021	JPY	1,135,501,865	10,220,999
Sumitomo, Tokyo, 0.01% due 07/01/2021		29,214,818	29,214,818

Total Time Deposits			69,426,729

Total Short-Term Investments (Cost: $318,309,395)			318,342,183

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $12,021,953,132)			15,194,072,046
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%			19,360,980

TOTAL NET ASSETS – 100.00%			$15,213,433,026

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt

AUD	Australian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

The accompanying notes are an integral part of these financial statements.

54	Annual Report • June 30, 2021

Bridge Builder International Equity Fund

Summary Schedule of Investments

June 30, 2021 (Continued)

(1)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $698,089,003, which represents 4.59% of total net assets.

(2)	Non-income producing security or includes securities that are non-income producing.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
41	Euro Stoxx 50 Future	Morgan Stanley	Sep. 2021	EUR	1,679,231	$1,971,612	$(19,537)
16	FTSE 100 INDEX Future	Morgan Stanley	Sep. 2021	GBP	1,116,804	1,544,980	105
9	TOPIX INDEX Future	Morgan Stanley	Sep. 2021	JPY	176,354,375	1,574,058	(13,361)

							$(32,793)

Country	Percentage of Net Assets
Argentina	0.77%
Australia	2.26
Austria	0.15
Belgium	0.22
Bermuda	0.02
Brazil	0.74
Canada	2.15
China	3.95
Denmark	2.42
Finland	0.85
France	7.86
Germany	6.95
Hong Kong	3.32
India	1.49
Ireland	1.64
Isle of Man	0.18
Israel	0.03
Italy	2.80
Japan	18.66
Luxembourg	0.59
Macau	0.01
Malaysia	0.01
Mexico	0.09

Country (Continued)	Percentage of Net Assets
Netherlands	4.25%
New Zealand	0.33
Norway	0.28
Portugal	0.19
Singapore	1.82
South Africa	0.30
South Korea	1.01
Spain	2.42
Sweden	3.62
Switzerland	6.01
Taiwan	2.86
Thailand	0.11
United Kingdom	15.06
United States	2.36
Other (individually each country is less than 0.005%)	0.00

Total Country	97.78

SHORT-TERM INVESTMENTS	2.09

TOTAL INVESTMENTS IN SECURITIES	99.87
OTHER ASSETS IN EXCESS OF LIABILITIES	0.13

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	55

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2021

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$18,612,378,603	$35,979,771,375	$10,033,968,577	$17,585,034,791
Cash and cash equivalents	553,104	23,678,997	4,852	80
Over-the-counter credit default swap contracts, at value	—	5,666,045	—	—
Receivable for foreign currency transactions	—	—	—	7,936
Receivable for investments sold	193,054,985	3,498,976,065	7,743,208	6,317,070
Receivable for fund shares sold	41,417,783	90,167,700	62,599,576	29,999,023
Unrealized appreciation on forward foreign currency exchange contracts	—	45,266,407	—	—
Dividend and interest receivable	74,375,018	132,490,966	89,208,156	3,602,074
Tax reclaim receivable	—	43,642	—	1,078,450
Deposits at broker for futures contracts	—	38,000	—	—
Variation margin on futures contracts	2,335,962	6,880,989	1,071,023	672,959
Deposits at broker for centrally cleared swap contracts	—	1,236,000	—	—
Variation margin on centrally cleared swap contracts	—	10,067,362	—	—
Prepaid expenses and other assets	101,537	150,868	86,074	62,971
Total Assets	18,924,216,992	39,794,434,416	10,194,681,466	17,626,775,354

Liabilities
TBA sale commitments, at value (2)	—	387,789,070	—	—
Over-the-counter credit default swap contracts, at value	—	49,129	—	—
Due to broker for swap contracts	—	14,410,000	—	—
Due to broker for forward foreign currency exchange contracts	—	16,346,000	—	—
Due to broker for TBA commitments	100,000	800,000	—	—
Payable for investments purchased	1,020,372,680	6,633,590,857	297,152,778	1,287,352
Payable for fund shares redeemed	9,303,082	17,100,176	7,043,295	16,968,988
Payable for swap contracts	—	25,901	—	—
Interest payable	—	28,723	—	—
Payable for foreign currency transactions	—	378,948	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	23,091,267	—	—
Payable to Sub-advisers for Investment Advisory Fee	1,639,716	3,402,827	1,076,375	2,507,749
Payable to Trustees	14,804	25,508	7,823	15,767
Accrued expenses and other liabilities	1,936,067	7,543,917	545,748	248,796
Total Liabilities	1,033,366,349	7,104,582,323	305,826,019	21,028,652
Net Assets	$17,890,850,643	$32,689,852,093	$9,888,855,447	$17,605,746,702

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$17,307,027,356	$32,120,222,073	$9,495,517,564	$9,815,014,391
Total distributable earnings/(loss)	583,823,287	569,630,020	393,337,883	7,790,732,311
Net Assets	$17,890,850,643	$32,689,852,093	$9,888,855,447	$17,605,746,702
Net Assets	$17,890,850,643	$32,689,852,093	$9,888,855,447	$17,605,746,702
Shares Outstanding	1,696,402,880	3,134,556,937	914,905,827	754,991,599
Net Asset Value	$10.55	$10.43	$10.81	$23.32

(1) Cost of investments	17,993,707,655	35,363,695,102	9,617,180,162	10,672,197,101
(2) Proceeds from TBA sale commitments	—	(388,724,795)	—	—

The accompanying notes are an integral part of these financial statements.

56	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

June 30, 2021 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$17,358,856,502	$5,974,869,675	$6,994,128,400	$15,194,072,046
Cash and cash equivalents	154,850	138	215	16,165
Receivable for investments sold	10,158,439	1,693,882	11,101,456	12,566,594
Receivable for fund shares sold	30,674,985	11,436,291	12,734,477	31,759,978
Dividend and interest receivable	22,746,054	1,403,591	7,292,906	22,501,363
Tax reclaim receivable	1,879,545	8,045	22,766	22,187,969
Variation margin on futures contracts	376,750	284,907	332,412	310,334
Prepaid expenses and other assets	8,974	60,405	54,313	54,868
Total Assets	17,424,856,099	5,989,756,934	7,025,666,945	15,283,469,317

Liabilities
Payable for investments purchased	10,986,333	6,797,745	9,179,450	50,161,113
Payable for fund shares redeemed	13,016,174	5,499,468	5,842,083	9,733,868
Payable for foreign currency transactions	1,650	—	—	51,684
Foreign withholding tax payable	—	—	—	6,085,809
Payable to Sub-advisers for Investment Advisory Fee	3,133,871	1,656,861	2,179,971	3,241,590
Payable to Trustees	10,725	5,488	20,916	14,438
Accrued expenses and other liabilities	265,795	130,496	156,542	747,789
Total Liabilities	27,414,548	14,090,058	17,378,962	70,036,291
Net Assets	$17,397,441,551	$5,975,666,876	$7,008,287,983	$15,213,433,026

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$11,117,641,951	$3,370,381,922	$4,435,526,647	$11,204,304,227
Total distributable earnings/(loss)	6,279,799,600	2,605,284,954	2,572,761,336	4,009,128,799
Net Assets	$17,397,441,551	$5,975,666,876	$7,008,287,983	$15,213,433,026
Net Assets	$17,397,441,551	$5,975,666,876	$7,008,287,983	$15,213,433,026
Shares Outstanding	1,009,277,457	314,116,215	450,592,149	1,033,079,819
Net Asset Value	$17.24	$19.02	$15.55	$14.73

(1) Cost of investments	$11,513,718,746	$3,791,575,829	$4,781,352,227	$12,021,953,132

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	57

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2021

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$345,206	$3,934,108	$72,912	$128,993,741
Less: Foreign taxes withheld and issuance fees	–	(1,180)	–	(125,371)
Interest	371,990,463	565,757,387	180,828,423	17,213
Less: Foreign taxes withheld	—	(7,912)	—	—
Other Income	25,896	898	354	26,674
Total investment income	372,361,565	569,683,301	180,901,689	128,912,257
Expenses
Investment advisory fee	51,420,595	93,123,456	29,729,613	67,631,491
Professional fees	209,884	344,250	145,240	167,011
Administration fee	10,499	10,500	10,500	10,500
Fund accounting fees	1,143,680	1,537,796	658,918	634,438
Transfer agent fees and expenses	42,572	54,391	33,071	43,864
Trustee fees and expenses	207,521	323,998	106,932	201,155
Printing and mailing expense	50,787	43,597	21,609	32,275
Custody fees	377,742	707,709	106,294	191,684
Insurance expenses	62,864	93,205	30,798	63,527
Interest expense	—	8,802	—	—
Registration fees	702,803	1,809,747	559,149	250,829
Other expenses	183,597	273,293	83,818	156,977
Total expenses before fee waivers	54,412,544	98,330,744	31,485,942	69,383,751
Fee waivers by Adviser	(33,299,820)	(60,420,086)	(18,506,360)	(39,637,305)
Net expenses	21,112,724	37,910,658	12,979,582	29,746,446
Net Investment Income	351,248,841	531,772,643	167,922,107	99,165,811

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	120,238,834	152,795,212	5,241,929	1,229,128,526
TBA sale commitments	19,141	(1,721,550)	—	—
Forward foreign currency exchange contracts	—	(85,866,807)	—	—
Foreign currency transactions	—	(67,822)	—	12,188
Futures contracts	(50,596,144)	(76,210,423)	1,497,049	904,130
Swap contracts	487,506	56,231,245	—	—
Net realized gain/(loss)	70,149,337	45,159,855	6,738,978	1,230,044,844
Net change in net unrealized appreciation/(depreciation) on:
Investments	(275,843,576)	135,902,000	234,965,553	3,954,644,194
TBA sale commitments	—	935,725	—	—
Forward foreign currency exchange contracts	—	34,541,896	—	—
Foreign currency transactions	—	(3,026,660)	—	(33,009)
Futures contracts	14,619,158	23,655,742	(260,606)	351,946
Swap contracts	(487,509)	(4,736,854)	—	—
Unfunded loan commitments	—	(53,724)	—	—
Net change in unrealized appreciation/(depreciation)	(261,711,927)	187,218,125	234,704,947	3,954,963,131
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	(191,562,590)	232,377,980	241,443,925	5,185,007,975
Net Increase/(Decrease) in Net Assets Resulting from Operations	$159,686,251	$764,150,623	$409,366,032	$5,284,173,786

The accompanying notes are an integral part of these financial statements.

58	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Statements of Operations

Year Ended June 30, 2021 (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$307,643,155	$26,758,687	$93,629,520	$364,565,031
Less: Foreign taxes withheld and issuance fees	(3,756,044)	(38,838)	(92,879)	(28,691,264)
Interest	821,392	7,042	7,874	25,198
Less: Foreign taxes withheld	—	—	—	—
Other Income	18,741	6,317	6,738	11,291
Total investment income	304,727,244	26,733,208	93,551,253	335,910,256
Expenses
Investment advisory fee	65,884,936	34,336,725	39,393,998	79,692,305
Professional fees	149,484	86,646	106,255	158,007
Administration fee	10,500	10,500	10,500	10,500
Fund accounting fees	605,195	245,544	277,462	640,608
Transfer agent fees and expenses	42,329	29,683	30,624	39,243
Trustee fees and expenses	187,987	72,635	96,442	171,999
Printing and mailing expense	55,422	27,677	19,586	19,752
Custody fees	230,839	140,384	131,771	1,731,371
Insurance expenses	58,048	20,292	22,706	47,555
Registration fees	406,812	136,149	149,333	361,772
Other expenses	408,858	59,590	66,728	297,436
Total expenses before fee waivers	68,040,410	35,165,825	40,305,405	83,170,548
Fee waivers by Adviser	(32,546,761)	(15,395,075)	(15,862,794)	(40,802,180)
Net expenses	35,493,649	19,770,750	24,442,611	42,368,368
Net Investment Income	269,233,595	6,962,458	69,108,642	293,541,888

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	833,504,668	658,420,349	594,597,035	1,176,146,329
Foreign currency transactions	140,961	—	(16,901)	2,130,431
Futures contracts	706,221	305,397	237,585	346,452
Net realized gain/(loss)	834,351,850	658,725,746	594,817,719	1,178,623,212
Net change in net unrealized appreciation/(depreciation) on:
Investments	4,775,047,827	1,358,090,296	2,139,438,798	2,590,229,872
Foreign currency transactions	(6,085)	—	(331)	(258,509)
Futures contracts	28,541	23,373	(13,809)	(32,793)
Net change in unrealized appreciation/(depreciation)	4,775,070,283	1,358,113,669	2,139,424,658	2,589,938,570
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	5,609,422,133	2,016,839,415	2,734,242,377	3,768,561,782
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,878,655,728	$2,023,801,873	$2,803,351,019	$4,062,103,670

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	59

Bridge Builder Mutual Funds

Statements of Changes in Net Assets

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Operations
Net investment income	$351,248,841	$439,028,731	$531,772,643	$580,385,947
Net realized gain/(loss)	70,149,337	385,573,579	45,159,855	645,127,902
Net change in unrealized appreciation/(depreciation)	(261,711,927)	392,276,914	187,218,125	76,008,602
Net increase/(decrease) in net assets resulting from operations	159,686,251	1,216,879,224	764,150,623	1,301,522,451
Distributions to Shareholders
From distributable earnings	(723,634,455)	(496,869,340)	(1,104,123,427)	(916,052,109)
Total distributions	(723,634,455)	(496,869,340)	(1,104,123,427)	(916,052,109)
Capital Transactions
Proceeds from shares sold	5,037,443,160	2,639,120,415	14,765,776,279	5,657,499,290
Reinvestment of dividends	723,634,455	496,869,340	1,104,123,427	916,052,109
Cost of shares redeemed	(1,446,409,512)	(4,875,422,962)	(2,273,740,634)	(5,488,699,292)
Net increase/(decrease) from capital transactions	4,314,668,103	(1,739,433,207)	13,596,159,072	1,084,852,107
Net increase/(decrease) in net assets	3,750,719,899	(1,019,423,323)	13,256,186,268	1,470,322,449
Net Assets
Beginning of period	14,140,130,744	15,159,554,067	19,433,665,825	17,963,343,376
End of period	$17,890,850,643	$14,140,130,744	$32,689,852,093	$19,433,665,825

Change in Shares Outstanding
Shares outstanding, beginning of period	1,295,679,187	1,465,655,895	1,840,216,577	1,749,665,169
Shares sold	467,888,391	249,438,083	1,405,552,129	545,952,764
Shares issued to holders in reinvestments of dividends	67,316,573	46,958,823	104,725,674	88,969,424
Shares redeemed	(134,481,271)	(466,373,614)	(215,937,443)	(544,370,780)
Shares outstanding, end of period	1,696,402,880	1,295,679,187	3,134,556,937	1,840,216,577

The accompanying notes are an integral part of these financial statements.

60	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Operations
Net investment income	$167,922,107	$147,152,108	$99,165,811	$70,457,004
Net realized gain/(loss)	6,738,978	(15,719,183)	1,230,044,844	240,508,338
Net change in unrealized appreciation/(depreciation)	234,704,947	(4,354,918)	3,954,963,131	1,138,681,250
Net increase/(decrease) in net assets resulting from operations	409,366,032	127,078,007	5,284,173,786	1,449,646,592
Distributions to Shareholders
From distributable earnings	(168,048,197)	(147,458,539)	(551,931,872)	(159,430,743)
Total distributions	(168,048,197)	(147,458,539)	(551,931,872)	(159,430,743)
Capital Transactions
Proceeds from shares sold	3,841,023,915	2,765,141,283	2,085,139,354	6,817,284,482
Reinvestment of dividends	168,048,197	147,458,539	551,931,872	159,430,743
Cost of shares redeemed	(881,975,845)	(1,624,533,291)	(3,227,851,326)	(1,801,076,796)
Net increase/(decrease) from capital transactions	3,127,096,267	1,288,066,531	(590,780,100)	5,175,638,429
Net increase/(decrease) in net assets	3,368,414,102	1,267,685,999	4,141,461,814	6,465,854,278
Net Assets
Beginning of period	6,520,441,345	5,252,755,346	13,464,284,888	6,998,430,610
End of period	$9,888,855,447	$6,520,441,345	$17,605,746,702	$13,464,284,888

Change in Shares Outstanding
Shares outstanding, beginning of period	621,864,946	502,003,522	786,808,843	478,108,620
Shares sold	359,858,015	264,228,716	100,774,030	418,654,012
Shares issued to holders in reinvestments of dividends	15,714,990	14,041,244	27,457,026	10,118,058
Shares redeemed	(82,532,124)	(158,408,536)	(160,048,300)	(120,071,847)
Shares outstanding, end of period	914,905,827	621,864,946	754,991,599	786,808,843

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	61

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Operations
Net investment income	$269,233,595	$187,702,427	$6,962,458	$14,175,859
Net realized gain/(loss)	834,351,850	(269,716,341)	658,725,746	509,573,835
Net change in unrealized appreciation/(depreciation)	4,775,070,283	(194,550,695)	1,358,113,669	(97,483,766)
Net increase/(decrease) in net assets resulting from operations	5,878,655,728	(276,564,609)	2,023,801,873	426,265,928
Distributions to Shareholders
From distributable earnings	(271,568,333)	(194,762,192)	(625,437,454)	(167,829,927)
Total distributions	(271,568,333)	(194,762,192)	(625,437,454)	(167,829,927)
Capital Transactions
Proceeds from shares sold	2,242,789,347	5,698,545,768	760,521,377	1,163,185,513
Reinvestment of dividends	271,568,333	194,762,192	625,437,454	167,829,927
Cost of shares redeemed	(3,222,624,457)	(1,654,436,523)	(1,602,803,471)	(819,377,264)
Net increase/(decrease) from capital transactions	(708,266,777)	4,238,871,437	(216,844,640)	511,638,176
Net increase/(decrease) in net assets	4,898,820,618	3,767,544,636	1,181,519,779	770,074,177
Net Assets
Beginning of period	12,498,620,933	8,731,076,297	4,794,147,097	4,024,072,920
End of period	$17,397,441,551	$12,498,620,933	$5,975,666,876	$4,794,147,097

Change in Shares Outstanding
Shares outstanding, beginning of period	1,061,950,724	686,911,070	325,517,622	282,304,411
Shares sold	149,992,027	493,237,676	43,912,975	91,152,877
Shares issued to holders in reinvestments of dividends	18,070,645	16,294,653	38,175,888	11,804,558
Shares redeemed	(220,735,939)	(134,492,675)	(93,490,270)	(59,744,224)
Shares outstanding, end of period	1,009,277,457	1,061,950,724	314,116,215	325,517,622

The accompanying notes are an integral part of these financial statements.

62	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Year Ended June 30, 2021	Year Ended June 30, 2020	Year Ended June 30, 2021	Year Ended June 30, 2020
Operations
Net investment income	$69,108,642	$71,258,154	$293,541,888	$239,365,355
Net realized gain/(loss)	594,817,719	(114,065,506)	1,178,623,212	(301,323,137)
Net change in unrealized appreciation/(depreciation)	2,139,424,658	(426,338,185)	2,589,938,570	9,470,257
Net increase/(decrease) in net assets resulting from operations	2,803,351,019	(469,145,537)	4,062,103,670	(52,487,525)
Distributions to Shareholders
From distributable earnings	(73,291,870)	(69,918,972)	(250,025,369)	(282,965,029)
Total distributions	(73,291,870)	(69,918,972)	(250,025,369)	(282,965,029)
Capital Transactions
Proceeds from shares sold	804,057,442	1,667,232,200	2,494,131,172	4,289,090,074
Reinvestment of dividends	73,291,870	69,918,972	250,025,369	282,965,029
Cost of shares redeemed	(1,700,119,260)	(906,731,888)	(2,687,306,478)	(3,537,454,257)
Net increase/(decrease) from capital transactions	(822,769,948)	830,419,284	56,850,063	1,034,600,846
Net increase/(decrease) in net assets	1,907,289,201	291,354,775	3,868,928,364	699,148,292
Net Assets
Beginning of period	5,100,998,782	4,809,644,007	11,344,504,662	10,645,356,370
End of period	$7,008,287,983	$5,100,998,782	$15,213,433,026	$11,344,504,662

Change in Shares Outstanding
Shares outstanding, beginning of period	514,012,905	416,449,124	1,034,339,075	935,579,086
Shares sold	61,991,565	178,358,173	186,133,918	402,936,047
Shares issued to holders in reinvestments of dividends	5,752,894	5,661,455	18,841,399	23,521,615
Shares redeemed	(131,165,215)	(86,455,847)	(206,234,573)	(327,697,673)
Shares outstanding, end of period	450,592,149	514,012,905	1,033,079,819	1,034,339,075

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	63

Bridge Builder Mutual Funds

Financial Highlights

	Per Share Operating Performance
	Change in Net Assets Resulting from Operations				Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
For the year ended June 30, 2021(4)	$10.91	0.23	(0.10)	0.13	(0.26)	(0.23)	(0.49)
For the year ended June 30, 2020(4)	$10.34	0.31	0.61	0.92	(0.32)	(0.03)	(0.35)
For the year ended June 30, 2019(4)	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
Bridge Builder Core Plus Bond Fund
For the year ended June 30, 2021(4)	$10.56	0.22	0.12	0.34	(0.25)	(0.22)	(0.47)
For the year ended June 30, 2020(4)	$10.27	0.32	0.47	0.79	(0.36)	(0.14)	(0.50)
For the year ended June 30, 2019(4)	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
Bridge Builder Municipal Bond Fund
For the year ended June 30, 2021(4)	$10.49	0.22	0.32	0.54	(0.22)	—	(0.22)
For the year ended June 30, 2020(4)	$10.46	0.26	0.03	0.29	(0.26)	—	(0.26)
For the year ended June 30, 2019(4)	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
Bridge Builder Large Cap Growth Fund
For the year ended June 30, 2021(4)	$17.11	0.13	6.83	6.96	(0.11)	(0.64)	(0.75)
For the year ended June 30, 2020(4)	$14.64	0.14	2.65	2.79	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019(4)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
Bridge Builder Large Cap Value Fund
For the year ended June 30, 2021(4)	$11.77	0.26	5.48	5.74	(0.27)	—	(0.27)
For the year ended June 30, 2020(4)	$12.71	0.24	(0.94)	(0.70)	(0.23)	(0.01)	(0.24)
For the year ended June 30, 2019(4)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
Bridge Builder Small/Mid Cap Growth Fund
For the year ended June 30, 2021(4)	$14.73	0.02	6.42	6.44	(0.04)	(2.11)	(2.15)
For the year ended June 30, 2020(4)	$14.25	0.05	1.01	1.06	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019(4)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
Bridge Builder Small/Mid Cap Value Fund
For the year ended June 30, 2021(4)	$9.92	0.14	5.64	5.78	(0.15)	—	(0.15)
For the year ended June 30, 2020(4)	$11.55	0.16	(1.63)	(1.47)	(0.16)	—	(0.16)
For the year ended June 30, 2019(4)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
Bridge Builder International Equity Fund
For the year ended June 30, 2021(4)	$10.97	0.29	3.72	4.01	(0.25)	—	(0.25)
For the year ended June 30, 2020(4)	$11.38	0.23	(0.36)	(0.13)	(0.28)	—	(0.28)
For the year ended June 30, 2019(4)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)

(1)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(2)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(3)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(4)	Per share amounts based on average number of shares outstanding during the year.

(5)	Portfolio turnover rate does not include securities received as part of an in-kind capital contribution.

The accompanying notes are an integral part of these financial statements.

64	Annual Report • June 30, 2021

	Ratios/Supplement Data
			Ratios to Average Net Assets of:
Net asset value, end of period	Total return(1)(2)	Net assets, end of period (millions)	Expenses, before waivers(3)	Expenses, net of waivers(3)	Net investment income/ (loss)	Portfolio turnover rate

$10.55	1.18%	$17,891	0.34%	0.13%	2.19%	153%
$10.91	9.01%	$14,140	0.34%	0.13%	2.91%	137%
$10.34	8.18%	$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%

$10.43	3.18%	$32,690	0.38%	0.15%	2.06%	281%
$10.56	7.94%	$19,434	0.39%	0.16%	3.08%	164%
$10.27	8.66%	$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%

$10.81	5.19%	$9,889	0.38%	0.16%	2.03%	18%
$10.49	2.80%	$6,520	0.38%	0.16%	2.47%	41%
$10.46	6.42%	$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%

$23.32	41.44%	$17,606	0.45%	0.19%	0.65%	31%
$17.11	19.28%	$13,464	0.46%	0.22%	0.90%	42%
$14.64	13.76%	$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%

$17.24	49.10%	$17,397	0.45%	0.24%	1.80%	26%
$11.77	(5.55)%	$12,499	0.46%	0.24%	1.94%	36	%(5)
$12.71	8.46%	$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%

$19.02	46.08%	$5,976	0.66%	0.37%	0.13%	37%
$14.73	7.63%	$4,794	0.66%	0.38%	0.34%	65%
$14.25	11.66%	$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%

$15.55	58.63%	$7,008	0.65%	0.40%	1.12%	34%
$9.92	(12.98)%	$5,101	0.66%	0.42%	1.44%	50%
$11.55	1.22%	$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%

$14.73	36.84%	$15,213	0.63%	0.32%	2.21%	52%
$10.97	(1.40)%	$11,345	0.63%	0.33%	2.10%	36%
$11.38	1.57%	$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%

The accompanying notes are an integral part of these financial statements.

Annual Report • June 30, 2021	65

Bridge Builder Mutual Funds

Notes to Financial Statements

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2021, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions® and to current and former Trustees of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction. As a result, no provision for federal income tax is recorded in the financial statements.

66	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of June 30, 2021, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are accreted or amortized, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

h) Regulatory Updates – In December 2020, the SEC adopted a rule addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of determining whether the fund should value a security at its market value (as opposed to fair value) under the 1940 Act, and the SEC noted that this definition would apply in all contexts under the Act. The effective date for the rule was March 8,

Annual Report • June 30, 2021	67

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

2021. The SEC adopted an eighteen-month transition period beginning from the effective date for both the new rule and the associated new recordkeeping requirements. At this time, management is evaluating the implications of these changes on the financial statements.

On October 28, 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Once implemented, the rule will impose new limits on the amount of derivatives a fund can enter into, replace the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and for Boards of such funds to appoint a derivatives risk manager. The effective date for the rule was February 19, 2021. The SEC adopted an eighteen-month transition period beginning from the effective date for the new rule. At this time, management is evaluating the implications of these changes on the financial statements.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – All Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the

68	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, all Funds participated in futures transactions.

Forward Foreign Currency Exchange Contracts – Core Plus Bond Fund and International Equity Fund may invest in forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments. During the period, the Core Plus Bond Fund participated in transactions of forward foreign currency exchange contracts.

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of

Annual Report • June 30, 2021	69

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Core Bond Fund and Core Plus Bond Fund may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate. During the period, the Core Plus Bond Fund entered into interest rate swap contracts.

Credit Default Swap Contracts – Core Plus Bond Fund may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments. During the period, the Core Plus Bond Fund entered into credit default swap contracts.

Total Return Swap Contracts – Core Plus Bond Fund may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the

70	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Funds to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The Funds did not hold any unfunded loan positions as of June 30, 2021.

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Funds held the following restricted securities at June 30, 2021.

Core Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Market Value at June 30, 2021	% of Net Assets at June 30, 2021
Citigroup, Inc.	4/27/2021	$19,270,000	$19,615,931	0.11%
Deutsche Bank AG/New York NY	11/17/2020 - 5/25/2021	9,162,000	9,302,018	0.05
Oracle Corp.	3/22/2021	5,605,557	5,766,159	0.03

		$34,037,557	$34,684,108	0.19%

Annual Report • June 30, 2021	71

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Market Value at June 30, 2021	% of Net Assets at June 30, 2021
ABG Intermediate Holdings 2 LLC	1/13/2021 - 2/4/2021	$3,035,556	$2,890,809	0.01%
AI Alpine U.S. Bidco, Inc.	10/15/2020	1,895,094	786,267	0.00	*
AMI Investments LLC	8/24/2020	1,310,069	1,179,062	0.00	*
AT&T Mobility II LLC	9/24/2020	28,023,048	24,271,694	0.07
CCM Merger, Inc.	10/29/2020	920,975	811,584	0.00	*
Citigroup, Inc.	4/27/2021	25,825,000	16,109,087	0.05
Deutsche Bank AG/New York NY	11/17/2020 - 6/21/2021	18,660,618	18,905,075	0.06
Export-Import Bank of India	12/19/2019	9,520,416	9,600,672	0.03
Mission Broadcasting, Inc.	5/27/2021	2,293,475	2,290,594	0.01
Morgan Stanley	2/11/2020	12,557,800	11,956,389	0.04
Neiman Marcus Group, Inc.	9/25/2020	2,007,193	6,887,023	0.02
Noble Corp.	2/8/2021 - 2/12/2021	226,445	384,922	0.00	*
Oracle Corp.	3/22/2021 - 6/28/2021	41,127,457	42,263,285	0.13
Tacala Investment Corp.	11/13/2020	584,100	590,372	0.00	*

		$147,987,246	$138,926,835	0.42%

*	Amount less than 0.005%.

Municipal Bond Fund

Issuer Description	Acquisition Date	Acquisition Cost	Market Value at June 30, 2021	% of Net Assets at June 30, 2021
Mizuho Floater/Residual Trust	8/14/2020	$8,800,000	$8,800,000	0.09%
Public Finance Authority	5/19/2016 - 4/14/2020	6,174,620	6,417,604	0.06

		$14,974,620	$15,217,604	0.15%

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale- buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

During the period ended June 30, 2021, the Core Plus Bond Fund participated in sale-buyback transactions. As of June 30, 2021, there were no outstanding sale-buyback transactions. The average amount borrowed was $123,420,044 and incurred interest expense of $24,690 with a weighted average interest rate of 0.14%.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

During the period ended June 30, 2021, the Core Plus Bond Fund did not participate in buy-saleback transactions.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master

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Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in

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markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such days. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

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Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2 of the fair value hierarchy.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

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Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investment as of June 30, 2021.

Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,860,407,378	$49,915,906	$1,910,323,284
Corporate Bonds
Basic Materials	—	183,567,902	—	183,567,902
Communications	—	516,645,086	—	516,645,086
Consumer, Cyclical	—	292,642,784	—	292,642,784
Consumer, Non-cyclical	—	772,150,785	—	772,150,785
Diversified	—	5,586,750	—	5,586,750
Energy	—	605,443,144	—	605,443,144
Financials	—	2,233,737,488	—	2,233,737,488
Industrials	—	337,642,287	—	337,642,287
Technology	—	320,658,161	—	320,658,161
Utilities	—	561,251,141	—	561,251,141
Government Related
Other Government Related	—	309,782,427	—	309,782,427
U.S. Treasury Obligations	—	3,178,668,615	—	3,178,668,615
Mortgage-Backed Obligations	—	6,059,931,853	112,093,103	6,172,024,956
Preferred Stocks
Financials	2,858,550	—	—	2,858,550
Short-Term Investments
Money Market Funds	1,058,986,391	—	—	1,058,986,391
U.S. Treasury Bills	—	2,249,502	—	2,249,502
Time Deposits	—	148,159,350	—	148,159,350
Futures Contracts (1)	17,059,871	—	—	17,059,871
Total Assets	$1,078,904,812	$17,388,524,653	$162,009,009	$18,629,438,474
Liabilities
Futures Contracts (1)	$(2,680,052)	$—	$—	$(2,680,052)
Total Liabilities	$(2,680,052)	$—	$—	$(2,680,052)

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Core Plus Bond Fund

	Level 1	Level 2	Level 3		Total
Assets
Asset-Backed Obligations	$—	$3,060,468,136	$—		$3,060,468,136
Corporate Bonds
Basic Materials	—	249,085,158	—		249,085,158
Communications	—	1,490,166,554	—		1,490,166,554
Consumer, Cyclical	—	1,041,062,182	—		1,041,062,182
Consumer, Non-cyclical	—	1,666,792,253	—		1,666,792,253
Diversified	—	5,103,032	—		5,103,032
Energy	—	842,962,499	—		842,962,499
Financials	—	3,952,311,917	—		3,952,311,917
Government	—	36,899,669	—		36,899,669
Industrials	—	518,072,297	—		518,072,297
Technology	—	482,641,447	—		482,641,447
Utilities	—	653,266,656	—		653,266,656
Convertible Securities
Communications	—	34,600,699	—		34,600,699
Consumer, Cyclical	—	9,590,734	—		9,590,734
Consumer, Non-cyclical	—	23,054,984	—		23,054,984
Government Related
Other Government Related	—	755,358,790	—		755,358,790
U.S. Treasury Obligations	—	7,593,143,228	—		7,593,143,228
Mortgage-Backed Obligations	—	8,005,007,412	—		8,005,007,412
Bank Loans	—	944,975,895	—		944,975,895
Common Stocks
Communications	18,889,473	—	8,855,691		27,745,164
Consumer Discretionary	—	—	6,887,023		6,887,023
Energy	384,922	—	41,554		426,476
Financials	—	—	—	(2)	—
Industrials	—	—	1,179,062		1,179,062
Convertible Preferred Stocks
Consumer, Non-cyclical	10,345,748	—	—		10,345,748
Financials	38,144,332	—	—		38,144,332
Preferred Stocks
Communications	—	—	24,271,694		24,271,694
Financials	—	—	7,400		7,400
Warrants	—	—	80,664		80,664
Short-Term Investments
Money Market Funds	1,280,070,132	—	—		1,280,070,132
Government Related	—	22,018,261	—		22,018,261
Repurchase Agreements	—	376,500,000	—		376,500,000
U.S. Treasury Bills	—	2,796,750,132	—		2,796,750,132
Time Deposits	—	30,781,745	—		30,781,745
Futures Contracts (1)	44,723,811	—	—		44,723,811
Forward Foreign Currency Exchange Contracts (1)	—	45,266,407	—		45,266,407
Swap Contracts (1)	—	110,649,721	—		110,649,721
Total Assets	$1,392,558,418	$34,746,529,808	$41,323,088		$36,180,411,314
Liabilities
TBA Sale Commitments	$—	$(387,789,070)	$—		$(387,789,070)
Futures Contracts (1)	(16,505,833)	—	—		(16,505,833)
Forward Foreign Currency Exchange Contracts (1)	—	(23,091,267)	—		(23,091,267)
Swap Contracts (1)	—	(26,699,617)	—		(26,699,617)
Total Liabilities	$(16,505,833)	$(437,579,954)	$—		$(454,085,787)

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Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$796,803,370	$—	$796,803,370
General Obligation	—	1,608,733,437	—	1,608,733,437
General Revenue	—	2,845,000,644	—	2,845,000,644
Healthcare	—	1,231,406,636	—	1,231,406,636
Housing	—	475,729,561	—	475,729,561
Transportation	—	1,708,255,119	—	1,708,255,119
Utilities	—	830,652,478	—	830,652,478
Short-Term Investments
Money Market Funds	496,828,340	—	—	496,828,340
Commercial Paper	—	17,336,536	—	17,336,536
Time Deposits	—	23,222,456	—	23,222,456
Futures Contracts (1)	106,249	—	—	106,249
Total Assets	$496,934,589	$9,537,140,237	$—	$10,034,074,826
Liabilities
Futures Contracts (1)	$(366,855)	$—	$—	$(366,855)
Total Liabilities	$(366,855)	$—	$—	$(366,855)

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$2,063,259,481	$—	$—	$2,063,259,481
Consumer Discretionary	2,556,577,106	86,154,674	—	2,642,731,780
Consumer Staples	539,007,708	—	—	539,007,708
Energy	149,382,495	—	—	149,382,495
Financials	1,410,445,238	—	—	1,410,445,238
Healthcare	2,699,611,958	17,277,467	—	2,716,889,425
Industrials	1,037,758,162	35,862,065	—	1,073,620,227
Information Technology	5,975,384,998	95,998,952	—	6,071,383,950
Materials	361,856,907	—	—	361,856,907
Real Estate	317,320,604	—	—	317,320,604
Utilities	480,868	—	—	480,868
Short-Term Investments
Money Market Funds	226,383,268	—	—	226,383,268
Time Deposits	—	12,272,840	—	12,272,840
Futures Contracts (1)	351,946	—	—	351,946
Total Assets	$17,337,820,739	$247,565,998	$—	$17,585,386,737

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Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$1,121,658,384	$—	$—	$1,121,658,384
Consumer Discretionary	1,557,710,992	167,632,885	—	1,725,343,877
Consumer Staples	1,321,205,693	20,007,154	—	1,341,212,847
Energy	624,596,035	50,778,196	—	675,374,231
Financials	3,349,836,703	—	—	3,349,836,703
Healthcare	2,405,183,336	171,732,674	—	2,576,916,010
Industrials	2,762,307,498	25,340,183	—	2,787,647,681
Information Technology	1,464,129,714	122,743,628	—	1,586,873,342
Materials	797,301,355	10,834,698	—	808,136,053
Real Estate	629,550,276	—	—	629,550,276
Utilities	451,916,772	—	—	451,916,772
Convertible Preferred Stocks
Healthcare	10,813,033	—	—	10,813,033
Utilities	31,759,116	—	—	31,759,116
Preferred Stocks
Consumer Discretionary	—	35,478,255	—	35,478,255
Short-Term Investments
Money Market Funds	187,295,009	—	—	187,295,009
Time Deposits	—	39,044,913	—	39,044,913
Futures Contracts (1)	28,541	—	—	28,541
Total Assets	$16,715,292,457	$643,592,586	$—	$17,358,885,043

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$275,292,562	$—	$—	$275,292,562
Consumer Discretionary	737,060,782	—	—	737,060,782
Consumer Staples	286,355,524	—	—	286,355,524
Energy	41,960,496	—	—	41,960,496
Financials	615,891,257	—	—	615,891,257
Healthcare	1,342,088,031	—	15,953	1,342,103,984
Industrials	882,056,973	—	—	882,056,973
Information Technology	1,492,099,735	—	—	1,492,099,735
Materials	138,084,596	—	—	138,084,596
Real Estate	73,754,139	—	—	73,754,139
Utilities	1,982,907	—	—	1,982,907
Corporate Bonds
Financials	—	3,000	—	3,000
Short-Term Investments
Money Market Funds	63,231,943	—	—	63,231,943
Time Deposits	—	24,991,777	—	24,991,777
Futures Contracts (1)	32,034	—	—	32,034
Total Assets	$5,949,890,979	$24,994,777	$15,953	$5,974,901,709
Liabilities
Futures Contracts (1)	$(8,661)	$—	$—	$(8,661)
Total Liabilities	$(8,661)	$—	$—	$(8,661)

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Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$125,868,664	$—	$—		$125,868,664
Consumer Discretionary	874,443,809	—	—		874,443,809
Consumer Staples	239,924,727	—	—		239,924,727
Energy	355,601,122	—	—		355,601,122
Financials	1,459,151,477	—	—	(2)	1,459,151,477
Healthcare	632,767,721	—	2,970		632,770,691
Industrials	1,276,069,950	168,056	—		1,276,238,006
Information Technology	681,393,909	—	—		681,393,909
Materials	533,705,939	—	—		533,705,939
Real Estate	407,750,059	—	—		407,750,059
Utilities	294,294,574	—	—		294,294,574
Warrants	—	1,200	—		1,200
Short-Term Investments
Money Market Funds	60,192,969	—	—		60,192,969
Time Deposits	—	52,791,254	—		52,791,254
Futures Contracts (1)	2,975	—	—		2,975
Total Assets	$6,941,167,895	$52,960,510	$2,970		$6,994,131,375
Liabilities
Futures Contracts (1)	$(16,784)	$—	$—		$(16,784)
Total Liabilities	$(16,784)	$—	$—		$(16,784)

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International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$120,215,172	$917,450,131	$—	$1,037,665,303
Consumer Discretionary	363,369,726	2,254,351,555	—	2,617,721,281
Consumer Staples	112,170,175	1,041,824,938	—	1,153,995,113
Energy	40,100,459	520,605,649	—	560,706,108
Financials	121,098,278	1,977,473,509	—	2,098,571,787
Healthcare	345,585,594	1,540,576,030	—	1,886,161,624
Industrials	117,193,835	2,223,931,992	—	2,341,125,827
Information Technology	574,559,357	1,257,628,235	—	1,832,187,592
Materials	—	789,760,739	—	789,760,739
Real Estate	351,829	37,218,622	—	37,570,451
Utilities	339,480	450,215,226	—	450,554,706
Preferred Stocks
Consumer Discretionary	—	67,717,681	—	67,717,681
Consumer Staples	—	1,187,520	—	1,187,520
Healthcare	—	623,569	—	623,569
Materials	—	164,096	—	164,096
Rights
Industrials	16,466	—	—	16,466
Short-Term Investments
Money Market Funds	248,534,118	—	—	248,534,118
Convertible Securities	—	381,336	—	381,336
Time Deposits	—	69,426,729	—	69,426,729
Futures Contracts (1)	105	—	—	105
Total Assets	$2,043,534,594	$13,150,537,557	$—	$15,194,072,151
Liabilities
Futures Contracts (1)	$(32,898)	$—	$—	$(32,898)
Total Liabilities	$(32,898)	$—	$—	$(32,898)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

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The Core Bond, Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value have been deemed immaterial with respect to each Fund.

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 6/30/21	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$5,700,000	Cost Basis	Purchase Price	$100.00	$100.00
Mortgage-Backed Obligations	$15,286,056	Cost Basis	Purchase Price	$99.90-$100.00	$99.96

*

The table above does not include Level 3 securities that were valued by brokers. At June 30, 2021, the value of these securities was $141,022,953 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2020 through June 30, 2021:

Core Bond Fund

	Total	Asset-Backed Obligations	Mortgage-Backed Obligations
Balance as of June 30, 2020	$82,060,788	$53,398,294	$28,662,494
Total realized gain/(loss)	21,611	5	21,606
Accrued discounts/(premiums)	25,979	13	25,966
Paydown	(21,140,791)	(12,252,313)	(8,888,478)
Payup	1,029,053	1,029,053	–
Change in unrealized appreciation/(depreciation)	1,596,664	1,381,265	215,399
Purchases	121,166,150	17,950,000	103,216,150
Sales	(26,871,325)	(15,711,291)	(11,160,034)
Transfers in*	4,120,880	4,120,880	–
Transfers out*	–	–	–

Balance as of June 30, 2021	$162,009,009	$49,915,906	$112,093,103

Change in unrealized appreciation/(depreciation) from Investments held as of June 30, 2021	$1,426,129	$1,372,187	$53,942

*

Transfers are calculated on the ending of period value. For the period ended June 30, 2021, securities with an aggregate market value of $4,120,880 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. There were no other transfers between Level 1, 2 and 3.

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

82	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value*	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value *	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$17,059,871	$—	$—	$(2,680,052)	$—	$—
Core Plus Bond Fund	44,723,811	48,319,580	—	(16,505,833)	(26,413,998)	—
Municipal Bond Fund	106,249	—	—	(366,855)	—	—
Equity Risk:
Large Cap Growth Fund	351,946	—	—	—	—	—
Large Cap Value Fund	28,541	—	—	—	—	—
Small/Mid Cap Growth Fund	32,034	—	—	(8,661)	—	—
Small/Mid Cap Value Fund	2,975	—	—	(16,784)	—	—
International Equity Fund	105	—	—	(32,898)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	45,266,407	—	—	(23,091,267)
Credit Risk:
Core Plus Bond Fund	—	62,330,141	—	—	(285,619)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the year ended June 30, 2021

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$(50,596,144)	$—	$487,506	$14,619,158	$—	$(487,509)
Core Plus Bond Fund	(76,210,423)	—	15,549,318	23,655,742	—	(10,196,173)
Municipal Bond Fund	1,497,049	—	—	(260,606)	—	—
Equity Risk:
Large Cap Growth Fund	904,130	—	—	351,946	—	—
Large Cap Value Fund	706,221	—	—	28,541	—	—
Small/Mid Cap Growth Fund	305,397	—	—	23,373	—	—
Small/Mid Cap Value Fund	237,585	—	—	(13,809)	—	—
International Equity Fund	346,452	—	—	(32,793)	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	(85,866,807)	—	—	34,541,896	—
Credit Risk:
Core Plus Bond Fund	—	—	40,681,927	—	—	5,459,319

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Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of June 30, 2021:

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities			Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type		Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
Bank of America	Forward Foreign Currency Exchange Contracts	$4,002,829	$(2,412,195)	$1,590,634	$—	$—	$1,590,634
Barclays Bank	Credit Default Swap Contracts	221,248	—	221,248	—	—	221,248
Barclays Bank	Forward Foreign Currency Exchange Contracts	479,068	—	479,068	—	—	479,068
BNP Paribas	Forward Foreign Currency Exchange Contracts	15,958,439	(1,001,497)	14,956,942	—	(13,280,000)	1,676,942
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	72,422	(72,422)	—	—	—	—
Citibank	Forward Foreign Currency Exchange Contracts	600,585	(600,585)	—	—	—	—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	92,947	—	92,947	—	—	92,947
Deutsche Bank	Credit Default Swap Contracts	171,039	—	171,039	—	(171,039)	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	164,038	—	164,038	—	—	164,038
Goldman Sachs	Credit Default Swap Contracts	2,343,504	(49,129)	2,294,375	—	(2,294,375)	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	11,319,192	(1,671,076)	9,648,116	—	—	9,648,116

84	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities			Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type		Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Received	Net Amount
HSBC	Forward Foreign Currency Exchange Contracts	873,033	—	873,033	—	—	873,033
J.P. Morgan	Credit Default Swap Contracts	407,151	—	407,151	—	—	407,151
J.P. Morgan	Forward Foreign Currency Exchange Contracts	8,152,583	(8,152,583)	—	—	—	—
Morgan Stanley	Credit Default Swap Contracts	2,523,103	—	2,523,103	—	(930,000)	1,593,103
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,930,967	(1,278,228)	652,739	—	—	652,739
UBS	Forward Foreign Currency Exchange Contracts	1,620,304	(1,602,368)	17,936	—	—	17,936
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		50,932,452	(16,840,083)	34,092,369	—	(16,675,414)	17,416,955

Annual Report • June 30, 2021	85

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Core Plus Bond Fund
		Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities			Gross Amounts not offset in the Statements of Assets & Liabilities
Counterparty	Investment Type		Gross Amounts Available for Offset	Net Amounts	Financial Instruments	Collateral Pledged(1)	Net Amount
Bank Of America	Forward Foreign Currency Exchange Contracts	$2,412,195	$(2,412,195)	$—	$—	$—	$—
BNP Paribas	Forward Foreign Currency Exchange Contracts	1,001,497	(1,001,497)	—	—	—	—
Canadian Imperial Bank of Commerce	Forward Foreign Currency Exchange Contracts	273,102	(72,422)	200,680	—	—	200,680
Citibank	Forward Foreign Currency Exchange Contracts	1,870,535	(600,585)	1,269,950	—	—	1,269,950
Goldman Sachs	Credit Default Swap Contracts	49,129	(49,129)	—	—	—	—
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,671,076	(1,671,076)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	12,500,677	(8,152,583)	4,348,094	—	—	4,348,094
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,278,228	(1,278,228)	—	—	—	—
State Street	Forward Foreign Currency Exchange Contracts	481,589	—	481,589	—	—	481,589
UBS	Forward Foreign Currency Exchange Contracts	1,602,368	(1,602,368)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		23,140,396	(16,840,083)	6,300,313	—	—	6,300,313

(1)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty.

86	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

The Funds’ average monthly notional amount of derivatives during the year ended June 30, 2021 were as follows:

	Core Bond Fund	Core Plus Bond Fund*	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Futures Contracts
Average Notional Balance – Long	$856,268,662	$3,027,468,947	$—	$3,323,371	$1,689,664	$1,387,280	$1,353,713	$1,732,270
Average Notional Balance – Short	(115,707,138)	(763,298,441)	(54,307,792)	—	—	—	—	—
Forward Foreign Currency Exchange Contracts
Average Amounts – Purchased	—	1,650,105,003	—	—	—	—	—	—
Average Amounts – Sold	—	(756,916,957)	—	—	—	—	—	—
Credit Default Swaps
Average Amounts – Buy Protection	—	363,462	—	—	—	—	—	—
Average Amounts – Sell Protection	—	(979,612,758)	—	—	—	—	—	—
Interest Rate Swaps
Average Amounts – Pays Fixed Rate	—	275,399,872	—	—	—	—	—	—
Average Amounts – Receives Fixed Rate	(2,095,769)	(757,157,265)	—	—	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination, and monitors the ongoing performance, of the investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. For its advisory services, the investment advisory fee shall be accrued daily by the Fund and paid to the Adviser on the first business day of the succeeding month. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent advisory fees paid to the Adviser exceed the aggregate advisory

Annual Report • June 30, 2021	87

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended June 30, 2021 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(33,299,820)
Core Plus Bond Fund	0.36	(60,420,086)
Municipal Bond Fund	0.36	(18,506,360)
Large Cap Growth Fund	0.44	(39,637,305)
Large Cap Value Fund	0.44	(32,546,761)
Small/Mid Cap Growth Fund	0.64	(15,395,075)
Small/Mid Cap Value Fund	0.64	(15,862,794)
International Equity Fund	0.60	(40,802,180)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis, Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. BlackRock Investment Management, LLC MacKay Shields LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC T. Rowe Price Associates, Inc. LSV Asset Management
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC Artisan Partners Limited Partnership
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

American Century Investment Management, Inc.

International Equity Fund	Baillie Gifford Overseas Limited Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC Pzena Investment Management, LLC Marathon Asset Management LLP

88	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2022 (the “Expense Limitation Agreement”), the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

Any fees waived or Fund expenses paid by the Adviser in connection with the Expense Limitation Agreement are subject to reimbursement by a Fund to the Adviser in the rolling thirty-six (36) month period following such fee waiver and/or expense payment, if (i) requested by the Adviser, and (ii) the aggregate amount actually paid by the Fund toward its aggregate operating expenses (taking into account the reimbursement) does not exceed the applicable Expense Cap (a) at the time of the fee waiver and/or expense payment and (b) at the time of the reimbursement. During the year ended June 30, 2021, the Funds did not exceed their respective Expense Caps, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed upon from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Annual Report • June 30, 2021	89

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the year ended June 30, 2021, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales	Realized Gain/(Loss)
Core Bond Fund	$—	$—	$—
Core Plus Bond Fund	—	—	—
Municipal Bond Fund	5,960	10,000,000	30,300
Large Cap Growth Fund	145,637,860	200,133,160	52,734,486
Large Cap Value Fund	75,977,270	79,960,067	24,682,154
Small/Mid Cap Growth Fund	131,472,455	153,626,478	40,839,113
Small/Mid Cap Value Fund	87,588,696	110,081,237	54,068,107
International Equity Fund	40,082,339	60,686,115	4,980,951

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend, in the aggregate, up to 15% of its current net assets at the time of the loan but no more than 5% of its lending Fund’s net assets may be loaned to a single fund. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of June 30, 2021, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the year ended June 30, 2021, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$20,966,658,341	$75,730,989,218	$—	$—	$—	$—	$—	$—
Other	6,615,157,946	12,212,600,378	4,474,050,841	4,665,568,128	3,709,133,443	1,915,247,415	2,052,778,995	6,741,463,013
Sales:
U.S. Government	18,862,090,031	68,278,013,078	8,852	—	—	—	—	—
Other	4,879,424,008	7,053,124,333	1,428,517,962	5,695,040,821	4,241,616,828	2,740,860,064	2,891,523,901	6,566,521,072

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2021, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations, utilization of earnings and profits distributed to shareholders on redemption of shares and differences between book and tax accretion methods for market premium.

90	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

For the fiscal year ended June 30, 2021, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss)	Paid-in Capital
Core Bond Fund	$—	$—
Core Plus Bond Fund	2	(2)
Municipal Bond Fund	—	—
Large Cap Growth Fund	(65,000,000)	65,000,000
Large Cap Value Fund	(52,000,000)	52,000,000
Small/Mid Cap Growth Fund	(88,000,000)	88,000,000
Small/Mid Cap Value Fund	(53,000,000)	53,000,000
International Equity Fund	(74,000,000)	74,000,000

At June 30, 2021, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Tax Cost of Portfolio	$18,037,596,733	$35,479,966,796	$9,618,956,127	$10,712,342,012	$11,697,391,015	$3,818,610,395	$4,897,524,402	$12,190,430,648

Gross Unrealized App	$706,368,914	$1,044,047,229	$426,240,544	$6,941,749,156	$5,867,715,657	$2,212,352,953	$2,281,353,967	$3,648,553,781
Gross Unrealized Dep	(117,207,225)	(409,899,428)	(11,488,700)	(68,704,431)	(206,221,629)	(56,070,300)	(184,763,777)	(644,945,176)

Net Unrealized App/(Dep)	$589,161,689	$634,147,801	$414,751,844	$6,873,044,725	$5,661,494,028	$2,156,282,653	$2,096,590,190	$3,003,608,605

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis, the amortization of premiums and defaulted bond accrual.

As of June 31, 2021, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and Losses (1)	$(3,091,293)	$(36,533,364)	$(22,898,835)	$—	$—	$—	$—	$—
Other (2)	(4,775,675)	(31,513,488)	(18,354)	(3,000)	(1,894)	(185)	—	(13,962)
Undistributed Ordinary Income	—	—	—	615,394,185	219,976,023	178,479,903	249,246,410	554,937,512
Undistributed Tax Exempt Income	—	—	1,503,228	—	—	—	—	—
Undistributed Long Term Capital Gain	2,528,566	2,575,896	—	302,329,188	398,345,543	270,522,583	226,924,843	458,690,323
Unrealized Appreciation/ (Depreciation)	589,161,689	635,100,976	414,751,844	6,873,011,938	5,661,479,928	2,156,282,653	2,096,590,083	2,995,514,926

Total Distributable Earnings/(Loss)	$583,823,287	$569,630,020	$393,337,883	$7,790,732,311	$6,279,799,600	$2,605,284,954	$2,572,761,336	$4,009,128,799

(1)	Includes capital loss carryforwards and late year loss deferrals.
(2)	Includes straddle loss deferrals and organizational costs

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

Annual Report • June 30, 2021	91

Bridge Builder Mutual Funds

Notes to Financial Statements (Continued)

At June 30, 2021, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

As of June 30, 2021, the Funds had the following net capital loss carryforwards remaining:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Short-Term	$—	$—	$18,099,241	$—	$—	$—	$—	$—
Long-Term	—	—	4,799,594	—	—	—	—	—

	$—	$—	$22,898,835	$—	$—	$—	$—	$—

At June 30, 2021, the Core Bond Fund and Core Plus Bond Fund deferred, on a tax basis, post-October capital losses of $3,091,293 and $36,533,364, respectively.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2021 and June 30, 2020 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2021	2020	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary Income (1)	$503,702,624	$488,061,643	$897,442,706	$873,942,340	$751,189	$1,934,488	$355,404,561	$69,786,448
Tax Exempt Income	—	—	—	—	167,297,008	145,524,051	—	—
Long-term Capital Gains	219,931,831	8,807,697	206,680,721	42,109,769	—	—	196,527,311	89,644,295
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$723,634,455	$496,869,340	$1,104,123,427	$916,052,109	$168,048,197	$147,458,539	$551,931,872	$159,430,743

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2021	2020	2021	2020	2021	2020	2021	2020
Distributions paid from:
Ordinary Income (1)	$271,568,333	$194,762,192	$200,473,078	$30,673,688	$73,291,870	$69,918,972	$250,025,369	$282,965,029
Tax Exempt Income	—	—	—	—	—	—	—	—
Long-term Capital Gains	—	—	424,964,376	137,156,239	—	—	—	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$271,568,333	$194,762,192	$625,437,454	$167,829,927	$73,291,870	$69,918,972	$250,025,369	$282,965,029

(1)	Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the value of these investments generally increases. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is

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a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations. Interest rate changes can be sudden and unpredictable, and a wide variety of factors can cause interest rates to rise or fall. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

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f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. The interconnection of international markets means that events in one country or region may affect the markets in other countries and regions, increasing the likelihood that regulatory events, inflation, interest rates, government defaults, government shutdowns, wars, regional conflicts, social unrest, natural disasters, acts of terrorism, infectious illness or other public health issues and recessions could affect the securities market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

As it pertains to infectious illness, the coronavirus (COVID-19) pandemic and the ongoing responses of the U.S. government and various state, local and foreign governments have adversely affected global business activities and have resulted in significant uncertainty in the global economy and volatility in financial markets. Given the significant global health, market, employment and economic impacts of COVID-19 and the uncertainty of its duration, the Funds cannot reliably predict the ultimate impact of COVID-19 on financial markets or its financial results.

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs and including securities of issuers in emerging market countries, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve

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Notes to Financial Statements (Continued)

risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk”, securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

n) LIBOR Replacement Risk – The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (“LIBOR”) rates after 2021. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain investments for which the value is tied to LIBOR. On March 5, 2021, the ICE Benchmark Administration (“IBA”) clarified that the publication of LIBOR on representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate, which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Funds. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

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11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (eight of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2021, the related statements of operations for the year ended June 30, 2021, the statements of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2021 and each of the financial highlights for each of the five years in the period ended June 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 26, 2021

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

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Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	11	Trustee, Brandes U.S. registered mutual funds (2008-2020), eight funds as of December 31, 2020.
Michelle M. Keeley (Born: 1964)	Trustee, Chair of the Governance and Nominating	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	11	Independent Director, Federal Home Loan Bank of Des Moines. Independent Director, American Equity Life.
William N. Scheffel (Born: 1953)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	11	None.
John M. Tesoro (Born: 1952)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	11	Independent Director; Teton Advisors, Inc. (registered investment adviser). Independent Trustee, BBH Trust (nine U.S. mutual funds).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William E. Fiala (Born: 1967)	Trustee, Chairman	Indefinite Term; Chair Since January 2020; Trustee Since Inception	Principal, Edward Jones and General Partner, The Jones Financial Companies, LLLP (1994-Present)	11	None.
Merry L. Mosbacher (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985)	11	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Julius A. Drelick III (Born: 1966)	President	Indefinite Term; Since May 2017

Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya

Investment Management, LLC (2007-2013)

Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Paul Felsch (Born: 1982)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (December 2013-November 2016)
Scott K. Richardson* (Born: 1966)	Secretary	Indefinite Term; Since December 2020	Associate General Counsel, Edward Jones (since July 2020); Senior Vice President and Chief Legal and Regulatory Officer/General Counsel at Foresters Financial Holding Company, Inc. (September 2018-June 2020); Executive Director at Morgan Stanley Wealth Management (2005-2018)
Evan S. Posner** (Born: 1979)	Assistant Secretary	Indefinite Term; Since February 2019	Associate General Counsel at Edward Jones (since October 2018); Previously, Vice President, Counsel at Voya Investment Management (March 2012-September 2018)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Fiala and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

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Trustees and Officers (Unaudited) (Continued)

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, three of which are not included in this Semiannual Report, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

*	Effective July 21, 2021, Scott K. Richardson resigned as Secretary of the Trust. Effective July 22, 2021, Evan S. Posner was appointed Secretary of the Trust.

**	Effective July 21, 2021, Evan S. Posner resigned as Assistant Secretary of the Trust. Effective July 22, 2021, James E. Goundrey was appointed Assistant Secretary of the Trust.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Trustees who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements.

At a meeting held on May 25-26, 2021 via videoconference (the “May Renewal Meeting”) in reliance on and in compliance with the conditions of an SEC order granting relief from the in-person meeting requirement, the Trustees, including the Independent Trustees, considered and approved the continuance of an investment advisory agreement (the “Advisory Agreement”) with Olive Street Investment Advisers, LLC (“Olive Street” or the “Adviser”) for the Bridge Builder Core Bond Fund (the “Core Bond Fund”), the Bridge Builder Core Plus Bond Fund (the “Core Plus Bond Fund”), the Bridge Builder Municipal Bond Fund (the “Municipal Bond Fund”), the Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”), the Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”), the Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), and the Bridge Builder International Equity Fund (the “International Equity Fund”) (collectively, the “Funds”). The Trustees, including the Independent Trustees, also considered and approved the continuance of an investment sub-advisory agreement (each, a “Sub-advisory Agreement” and collectively, the “Sub-advisory Agreements”) with each of the following Fund subadvisers whose Sub-advisory Agreements were subject to renewal at the May Renewal Meeting (listed next to the Fund(s) for which it serves as subadviser (each a “Subadviser” and collectively, the “Subadvisers”):

Bridge Builder Fund	Subadviser
Core Bond Fund	Robert W. Baird & Co. Inc. (“Baird”) J.P. Morgan Investment Management, Inc. (“J.P. Morgan”) Loomis, Sayles & Company, L.P. (“Loomis”) PGIM, Inc. (“PGIM”)
Core Plus Bond Fund	Pacific Investment Management Company LLC (“PIMCO”) Loomis Metropolitan West Asset Management, LLC (“MetWest”) T. Rowe Price Associates, Inc. (“T. Rowe Price”)
Municipal Bond Fund	Fidelity Institutional Asset Management LLC (“FIAM”) T. Rowe Price MacKay Shields LLC* (“MacKay Shields”) BlackRock Investment Management, LLC (“BlackRock”)
Large Cap Growth Fund	Lazard Asset Management, LLC (“Lazard”) Sustainable Growth Advisers, LP (“SGA”) Jennison Associates LLC (“Jennison”) BlackRock
Large Cap Value Fund

Artisan Partners Limited Partnership (“Artisan Partners”)

Barrow, Hanley, Mewhinney & Strauss, LLC* (“Barrow Hanley”)

Wellington Management Company, LLP (“Wellington”)

BlackRock

T. Rowe Price

LSV Asset Management (“LSV”)

Small/Mid Cap Growth Fund	Eagle Asset Management, Inc. (“Eagle”) Champlain Investment Partners, LLC (“Champlain”) Artisan Partners BlackRock Stephens Investment Management Group, LLC (“Stephens”)
Small/Mid Cap Value Fund

Vaughan Nelson Investment Management, LP (“Vaughn Nelson”)

Boston Partners Global Investors, Inc. (“Boston Partners”)

Silvercrest Asset Management Group LLC (“Silvercrest”)

BlackRock

Diamond Hill Capital Management, Inc. (“Diamond Hill”)

MFS Investment Management (“MFS”)

LSV

International Equity Fund

Baillie Gifford Overseas Limited (“Baillie Gifford”)

BlackRock

Edinburgh Partners Limited (“Edinburgh”)

Pzena Investment Management, LLC (“Pzena”)

Mondrian Investment Partners Limited (“Mondrian”)

WCM Investment Management (“WCM”)

*	Denotes a Sub-advisory Agreement that was not subject to renewal at the May Renewal Meeting.

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

In connection with the annual review process and in advance of the May Renewal Meeting, the Adviser and the Subadvisers provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Advisory Agreement and Sub-advisory Agreements (collectively, the “Agreements”). The information furnished by the Adviser and the Subadvisers included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Adviser and the Subadvisers; (ii) each Fund’s historical investment performance and the historical investment performance of each Subadviser; (iii) the Adviser’s and the Subadvisers’ personnel, including portfolio managers; (iv) the investment practices and techniques used by the Adviser and the Subadvisers in managing the Funds; (v) the advisory fees payable by the Funds to the Adviser and the Funds’ overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to each Subadviser; (vii) the Adviser’s and the Subadvisers’ compliance policies and procedures; (viii) the Adviser’s and the Subadvisers’ financial health; and (ix) other “fall-out” benefits the Adviser and/or its affiliates and the Subadvisers may receive based on their relationships with the Funds. At a meeting held via videoconference on May 11, 2021 and at the May Renewal Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Agreements.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Agreements. At these meetings, representatives of the Adviser and the Subadvisers furnished reports and other information to the Board regarding the performance of the Funds, the services provided to the Funds by the Adviser and the Subadvisers, and compliance and operations matters related to the Trust, the Funds, the Adviser, and the Subadvisers.

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of advisory arrangements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadvisers, to discuss the Agreements and the services provided by the Adviser and the Subadvisers.

In considering and approving the Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board considered not only the specific information presented in connection with the May Meetings, but also the knowledge gained over time through previous interactions with the Adviser and the Subadvisers. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services provided by the Adviser and the Subadvisers. The Trustees considered the nature, extent and quality of the services provided to the Funds by the Adviser and each Subadviser, including their respective responsibilities for management of the Funds. In this regard, the Board considered the Adviser’s oversight role and responsibilities with regard to the Subadvisers, and the Subadvisers’ roles in the day-to-day management of each Fund’s portfolio. The Board considered the Adviser’s assumption of business, entrepreneurial and overall managerial risks by advising the Funds. The Board also evaluated the Adviser’s oversight of the Subadvisers, which includes continuous analysis of, and regular discussions with each Subadviser about, the investment strategies and performance of the portion of a Fund’s assets allocated to a particular Subadviser, and periodic on-site or virtual and other meetings with the Subadvisers. The Board also considered the enhanced oversight of the Subadvisers that the Adviser is performing in connection with the novel coronavirus disease (“COVID-19”) pandemic. The Board further considered the Adviser’s processes relating to Subadviser selection, monitoring, termination and allocation adjustments and the impact of the Adviser’s services on each Fund’s investment performance. The Board also took into account the Adviser’s oversight of the Funds’ other service providers, including the enhanced oversight the Adviser is performing in response to the COVID-19 pandemic.

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Bridge Builder Mutual Funds

Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

The Board considered the Adviser’s and each Subadviser’s operations, including resources devoted to supporting such operations, including how the Adviser and each Subadviser continue to service the Funds during the COVID-19 pandemic with no material disruptions. The Board noted key personnel additions and departures from the Adviser and certain Subadvisers. The Board considered the Adviser’s and each Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Adviser and the Subadvisers. The Board also noted the compliance programs and compliance experience of the Adviser and the Subadvisers. In addition, the Board considered the administrative and other services that are provided to the Funds by the Adviser, including analytical tools the Adviser employs to help mitigate the Funds’ risks.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Adviser and the Subadvisers are capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing each Fund’s advisory fees and gross and net expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected category and peer group of mutual funds. The Board noted that each of the Funds’ gross and net expenses were below their respective peer group medians. The Board also noted that, except for Core Plus Bond Fund, each Fund’s advisory fee was equal to or below its respective peer group median. The Board noted that the advisory fee before waivers for the Core Plus Bond Fund was higher than the peer group median, but the net expenses were lower than its peer group median. The Board observed that the Adviser had no similarly managed accounts for purposes of comparison. The Board reviewed the information provided by certain of the Subadvisers regarding fees charged to other similarly managed accounts, if any. To the extent provided, the Board reviewed information about structural, operational and other differences, including the amount of assets being managed and the range of services provided, between such similarly managed accounts and the portion of the Fund’s assets allocated to the particular Subadviser.

The Board noted that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees payable to the Adviser exceed the sub-advisory fees paid to a Subadviser for management of its allocated portion of a Fund or Funds. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing the Board written notice of such termination by April 15. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2022.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees payable under the Agreements are reasonable in light of the nature, extent and quality of the services rendered by the Adviser and the Subadvisers.

3. The Funds’ Investment Performance Record. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to appropriate benchmarks and each Fund’s respective Morningstar category and peer group as independently selected by Broadridge. Each performance time period for the performance of the Funds referenced below ended as of February 28, 2021. The performance time period for the performance of the Subadvisers of the Funds referenced below ended as of March 31, 2021.

The Board observed that the Core Bond Fund underperformed its peer group median for the one-year period, outperformed the peer group median for the three-year period and equaled the performance of the peer group for the five-year period. The Board noted that the Core Bond Fund outperformed its benchmark index for the one- and three-year periods and underperformed the benchmark index for the five-year period. The Board also reviewed the investment performance of each Subadviser of the Core Bond Fund. In so doing, the Board observed that Baird, J.P. Morgan, Loomis, and PGIM each outperformed the benchmark index for the one-, three- and five-year periods.

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The Board observed that the Core Plus Bond Fund outperformed its peer group median for the one- and three-year periods and underperformed its peer group median within 10 basis points for the five-year period. The Board observed that the Core Plus Bond Fund outperformed the benchmark index for the one-, three- and five-year periods. The Board also reviewed the investment performance of each Subadviser of the Core Plus Bond Fund. In doing so, the Board observed that: (i) Loomis, T. Rowe Price and MetWest each outperformed the benchmark index for the one-, three- and five-year periods; and (ii) PIMCO outperformed the benchmark index for the one- and three-year periods, but that PIMCO’s performance information for the five-year period was unavailable as PIMCO had not been managing its sleeve of the Fund for five years.

The Board reviewed the performance of the Municipal Bond Fund. The Board observed that the Municipal Bond Fund outperformed its peer group median for the one- and five-year periods and underperformed the peer group median within 3 basis points for the three-year period. The noted that the Municipal Bond Fund underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three- and five-year periods. In reviewing the investment performance of each Subadviser of the Municipal Bond Fund, the Board observed that: (i) BlackRock underperformed its benchmark index for the one-year period, and that BlackRock’s performance information for the three- and five-year periods were unavailable as BlackRock had not been managing its sleeve of the Fund for more than one year; (ii) FIAM outperformed the benchmark index for the one- and five-year periods and underperformed the benchmark index for the three-year period by 3 basis points; and (iii) T. Rowe Price outperformed the benchmark index for the one-, three- and five-year periods.

In reviewing the investment performance of the Large Cap Growth Fund, the Board observed that the Fund outperformed the peer group median for the one- and three-year periods and underperformed its peer group median for the five-year periods. The Board noted that the Large Cap Growth Fund underperformed its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Growth Fund, the Board noted that: (i) Jennison outperformed the benchmark index for the one-, three- and five-year periods; (ii) SGA outperformed the benchmark index for the three- and five-year periods and underperformed the benchmark index for the one-year period; (iii) BlackRock outperformed the benchmark index for the one-year period, equaled the performance of the benchmark index for the three-year period and performed within 3 basis points of its benchmark index for the five-year period; and (iv) Lazard underperformed the benchmark index for the one-, three- and five-year periods.

The Board considered the performance of the Large Cap Value Fund. The Board noted that the Large Cap Value Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the investment performance of each Subadviser of the Large Cap Value Fund, the Board noted that: (i) Artisan Partners and Barrow Hanley each outperformed the benchmark index for the one-, three- and five-year periods; (ii) Wellington underperformed its benchmark index for the one-year period and outperformed the benchmark index for the three- and five-year periods; (iii) BlackRock underperformed its benchmark index for the one-year period, equaled the performance of its benchmark index for the three-year period and performed within 5 basis points of its benchmark index for the five-year period. The Board also observed that neither LSV nor T. Rowe Price had been managing its sleeve of the Fund for an entire one-year period.

In reviewing the investment performance of the Small/Mid Cap Growth Fund, the Board observed that the Fund underperformed its peer group median and its benchmark index for the one- and five-year periods and underperformed its benchmark index, but outperformed its peer group median, for the three-year period. In reviewing the investment performance of each Subadviser of the Small/Mid Cap Growth Fund, the Board observed that: (i) Stephens underperformed the benchmark for the one-year period and outperformed the benchmark index for the three- and five-year periods; (ii) Eagle underperformed its benchmark index for the one-, three- and five-year periods; and (iii) Champlain underperformed the benchmark index for the one-year period, underperformed the benchmark index within 10 basis points for the three-year period and outperformed the benchmark index for the five-year period; and (iv) one BlackRock sleeve underperformed the benchmark index for the one-year period and outperformed the benchmark index for the three- and five-year periods. The other Blackrock sleeve of the Fund underperformed the

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Board Considerations of the Investment Advisory Agreement and Investment Sub-advisory Agreements (Unaudited) (Continued)

benchmark index for the one-year period and outperformed the benchmark index for the three- and five year periods. The Board also observed that Artisan had not been managing the Fund for an entire one-year period.

The Board reviewed the performance of the Small/Mid Cap Value Fund, observing that it underperformed its peer group median for the one-year period, equaled the performance of the peer group median for the three-year period and underperformed the peer group median by 5 basis points for the five-year period. The Board noted that the Small/Mid Cap Value Fund underperformed its benchmark index for the one-, three- and five-year periods. The Board reviewed the performance of each Subadviser as well, noting that: (i) Silvercrest underperformed the benchmark index for the one-, three- and five-year periods; (ii) Vaughn Nelson underperformed the benchmark index for the one- and five-year periods and outperformed the benchmark index for the three-year period; (iii) Boston Partners underperformed the benchmark index for the one-year period, equaled the performance of the benchmark period for the three-year period and outperformed the benchmark index for the five-year period; (iv) one BlackRock sleeve outperformed the benchmark index for the one-, three- and five-year periods and the other BlackRock sleeve underperformed the benchmark index for the one-, three- and five-year periods; (v) MFS and Diamond Hill underperformed the benchmark index for the one-year period and performance information for the three- and five-year periods were unavailable as neither MFS nor Diamond had been managing its respective sleeve of the Fund for more than one-year; and (vi) LSV outperformed the benchmark index for the one-year period, underperformed the benchmark for the three-year period and had not yet achieved a five-year performance history.

The Board observed that the International Equity Fund outperformed its peer group median and its benchmark index for the one-, three- and five-year periods. In reviewing the performance of each Subadviser of the International Equity Fund, the Board noted that: (i) Baillie Gifford and WCM outperformed their respective benchmark indices for the one-, three- and five-year periods; (ii) Pzena outperformed its benchmark index for the one-year period and underperformed the benchmark index within 10 basis points for the three-year period and had not been managing its sleeve of the Fund for five years; and (iii) one of BlackRock’s sleeve outperformed the benchmark index for the one- and three-year periods and the other BlackRock sleeve outperformed the benchmark index for the one-year period and underperformed the benchmark index for the three-year period. Neither BlackRock sleeve had achieved a five-year performance history; and (iv) Edinburgh and Mondrain each underperformed the benchmark index for the one-, three- and five year periods.

Taking into account the performance information above and other performance information deemed relevant by the Board, including steps being taken to address underperformance as noted above, the Board concluded that the investment performance generated by each Subadviser was generally satisfactory, or that any steps being taken by the Adviser and Subadvisers to address any performance issues were satisfactory.

4. Profitability and Economies of Scale. The Board considered that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to a Subadviser for management of its allocated portion of a Fund or Funds. Therefore, the Adviser does not profit or receive any differential compensation from allocating assets in any particular manner among the Subadvisers. In addition, the Board did not consider the profitability of the Subadvisers to be a material factor in their determination, given that the Subadvisers are not affiliated with the Adviser and, therefore, the sub-advisory fees are the result of an arms’ length negotiation. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board also considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that most of the Subadvisers have agreed to contractual breakpoints in their sub-advisory fee schedules, which accrue to the benefit of Fund shareholders in light of the Adviser’s contractual fee waiver.

5. Indirect Benefits. The Board noted that Fund shares are available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser, as well as current and former Trustees. Accordingly, the Board received and considered information about asset-based fees received by Edward Jones from participants

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in Edward Jones Advisory Solutions® in connection with their investments in the Funds as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and each Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Funds. The Board also noted that certain Subadvisers use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to such Subadvisers to the extent they use the research generated from such trading activities across their client base.

Based on the Board’s deliberations and its evaluation of the information described above and other information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Agreements for an additional year.

106	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreements with Marathon (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At a meeting held on May 25-26, 2021 via videoconference (the “May Proposal Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved: (i) a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Marathon Asset Management LLP (“Marathon LLP”), and the Trust, on behalf of the Bridge Builder International Equity Fund (the “Fund”) (the “Marathon LLP Sub-advisory Agreement”) for an initial two-year term and (ii) a proposed sub-advisory agreement among Olive Street, Marathon Asset Management Limited (“Marathon Ltd.” and, together with Marathon LLP, “Marathon-London” or the “Subadviser”), and the Trust, on behalf of the Fund (the “Marathon Ltd. Sub-advisory Agreement” and, together with the Marathon LLP Sub-advisory Agreement, the “Sub-advisory Agreements”) for an initial two-year term that will become effective at the time of an anticipated restructuring of Marathon-London’s parent organization and transfer of the operations of Marathon LLP to Marathon Ltd (the “Restructuring”). The Board noted that, because of the expected timing of the Restructuring, the Marathon Ltd. Sub-advisory Agreement would be subject to renewal in May 2023; the same meeting that the Marathon LLP Sub-advisory Agreement would have been subject to renewal if there was no Restructuring.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the May Proposal Meeting, at a meeting held May 13, 2021 (the “May Review Meeting” and, together with the May Proposal Meeting, the “May Meetings”), the Adviser and the Subadviser furnished information to the Board reasonably necessary for the Board to evaluate the terms of the Sub-advisory Agreements. The Board had the opportunity to ask questions and request further information in connection with its consideration.

In connection with the May Meetings, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreements. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (“sleeve”); (iii) the Subadviser’s operations; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the sleeve; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s policies and compliance procedures; (vii) the investment performance of accounts managed by the Subadviser employing an international equity strategy similar to the Fund’s sleeve proposed to be managed by the Subadviser; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. The Board also considered information provided for the May Proposal Meeting that detailed the Restructuring and the fact that there is no change of ownership or control of the Subadviser and the operations of the Subadviser are not anticipated to change as a result of the Restructuring. The Board also considered the continuity of services expected to be provided by the Subadviser after the Restructuring. The Board also considered that the terms of the Sub-advisory Agreements were materially the same, including with respect to the services provided by the Subadviser and the fees for those services. The Board further noted that the Marathon Ltd. Sub-advisory Agreement would go into effect at the same time as the consummation of the Restructuring. In addition, at the May Review Meeting, representatives of the Adviser and, at the May Proposal Meeting, representatives of the Adviser and Subadviser made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship.

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Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreements with Marathon (Unaudited) (Continued)

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory arrangements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadviser to discuss the Sub-advisory Agreements and the services proposed to be provided by the Subadviser.

In considering and approving the Sub-advisory Agreements, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreements. The Board reviewed the portfolio management services and investment process proposed to be provided to the sleeve of the Fund by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of a sleeve of the Fund. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of the Subadviser. The Board also considered other services to be provided to the sleeve of the Fund to be managed by the Subadviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, and selecting broker-dealers to execute portfolio transactions. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and his view that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the sleeve of the Fund.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the Sub-advisory Agreements.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board considered the potential impact of the Subadviser’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s subadvisers, including the Subadviser for the management of its allocated portion of the Fund until at least October 28, 2022.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the sleeve of the Fund to be managed by the Subadviser. The Board did consider information about the performance history of the Subadviser’s international equity strategy to be used in managing the sleeve of the Fund over several relevant time periods. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the sleeve of the Fund managed by the Subadviser at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreements.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its deliberations, given that the Subadviser is not affiliated with the Adviser and, therefore, the proposed

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Board Considerations of New Investment Sub-advisory Agreements with Marathon (Unaudited) (Continued)

sub-advisory fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee schedule contains breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board thus noted that, if the assets of the sleeve of the Fund increase over time, the Fund may benefit from economies of scale.

5. Indirect Benefits. The Board considered that the Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreements. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

Annual Report • June 30, 2021	109

Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with American Century (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), a fund’s advisory and sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the fund; and (ii) by a vote of a majority of the members of the board who are not parties to the agreements or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting called for the purpose of voting on such approval.

At a meeting held on May 25-26, 2021 via videoconference (the “May Proposal Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of the Bridge Builder Trust (the “Trust”), including a majority of the Independent Trustees, considered and approved a proposed sub-advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), American Century Investment Management, Inc. (“American Century” or the “Subadviser”), and the Trust, on behalf of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) (the “Sub-advisory Agreement”) for an initial two-year term.

Pursuant to an exemptive order obtained by the Adviser and the Trust from the SEC, the Adviser is permitted, subject to certain conditions, to select new subadvisers for the Fund with the approval of the Board but without obtaining shareholder approval.

In advance of the May Proposal Meeting, at a meeting held May 13, 2021 (the “May Review Meeting” and, together with the May Proposal Meeting, the “May Meetings”), the Adviser and the Subadviser furnished information to the Board reasonably necessary for the Board to evaluate the terms of the Sub-advisory Agreement. The Board had the opportunity to ask questions and request further information in connection with its consideration.

In connection with the May Meetings, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-advisory Agreement. The information furnished by the Adviser and Subadviser included materials describing, among other matters: (i) the nature, extent and quality of the services proposed to be provided by the Subadviser; (ii) the Subadviser’s investment management personnel, including portfolio managers that would be involved in managing the allocated portion of the Fund’s portfolio (“sleeve”); (iii) the Subadviser’s operations; (iv) the Subadviser’s investment philosophy and investment process that would be used to manage the sleeve; (v) the sub-advisory fees proposed to be payable to the Subadviser; (vi) the Subadviser’s policies and compliance procedures; (vii) the investment performance of accounts managed by the Subadviser employing a U.S. small capitalization value strategy similar to the Fund’s sleeve proposed to be managed by the Subadviser; and (viii) other “fall out” benefits that the Subadviser may receive based on its relationship with the Fund. In addition, at the May Review Meeting, representatives of the Adviser and, at the May Proposal Meeting, representatives of the Adviser and Subadviser made presentations and responded to questions regarding the Subadviser’s proposed services, fees, and other aspects of the proposed sub-advisory relationship.

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received separate advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of sub-advisory arrangements. The Independent Trustees met in executive session outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadviser to discuss the Sub-advisory Agreement and the services proposed to be provided by the Subadviser.

In considering and approving the Sub-advisory Agreement, the Trustees considered information that they deemed relevant, including, but not limited to, the information discussed in further detail below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

1. The nature, extent and quality of the services to be provided by the Subadviser under the Sub-advisory Agreement. The Board reviewed the portfolio management services and investment process proposed to be

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Bridge Builder Mutual Funds

Board Considerations of New Investment Sub-advisory Agreement with American Century (Unaudited) (Continued)

provided to the sleeve of the Fund by the Subadviser, including how the Subadviser’s investment philosophy and process complement those of the other subadvisers that manage other portions of the Fund. The Board also reviewed the background and experience of the Subadviser’s portfolio management personnel that will have a role in the day-to-day management of a sleeve of the Fund. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals, and the experience and skills of management and investment personnel of the Subadviser. The Board also considered other services to be provided to the sleeve of the Fund to be managed by the Subadviser under the Adviser’s supervision, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations, monitoring valuation and liquidity, and selecting broker-dealers to execute portfolio transactions. The Board considered the report of the chief compliance officer of the Trust regarding the due diligence review of the Subadviser’s compliance program and other operational matters, and his view that the Subadviser’s compliance program is reasonably designed and effectively implemented to prevent violations of the federal securities laws with respect to its services to be provided to the sleeve of the Fund.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of providing services of the nature, extent and quality contemplated by the Sub-advisory Agreement.

2. Fees and Other Expenses. The Board reviewed the sub-advisory fees proposed to be payable to the Subadviser. The Board considered the potential impact of the Subadviser’s fee to the Fund’s overall expenses, given the Adviser’s contractual agreement to waive its advisory fees to the extent advisory fees to be paid to the Adviser exceed the sub-advisory fees to be paid to the Fund’s subadvisers, including the Subadviser for the management of its allocated portion of the Fund until at least October 28, 2022.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the proposed sub-advisory fees are reasonable in light of the nature, extent and quality of the services expected to be rendered by the Subadviser.

3. The Subadviser’s Investment Performance Record. Because the Subadviser, if approved, would be new to the Fund, the Board was not able to evaluate the Subadviser’s actual investment performance record for the sleeve of the Fund to be managed by the Subadviser. The Board did consider information about the performance history of the Subadviser’s U.S. small capitalization value strategy to be used in managing the sleeve of the Fund over several relevant time periods. The Board also noted that it would have an opportunity to review the Subadviser’s actual performance record for the sleeve of the Fund managed by the Subadviser at future regular meetings of the Board and in connection with future annual reviews of the Sub-advisory Agreement.

4. Profitability and Economies of Scale. The Board did not consider profitability of the Subadviser to be a material factor in its deliberations, given that the Subadviser is not affiliated with the Adviser and, therefore, the proposed sub-advisory fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process. The Board noted that the sub-advisory fee schedule contains breakpoints that would reduce the fee rate on assets above certain specified asset levels. The Board thus noted that, if the assets of the sleeve of the Fund increase over time, the Fund may benefit from economies of scale.

5. Indirect Benefits. The Board considered that the Subadviser may derive a benefit to its reputation and standing in the investment community from its relationship with the Fund. The Board also noted that the Subadviser uses soft dollars generated from executing portfolio trades to purchase research, which could be viewed as a fall-out benefit to the extent that the Subadviser uses the research generated from such trading activities across their client base.

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Board Considerations of New Investment Sub-advisory Agreement with American Century (Unaudited) (Continued)

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the full Board, and the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

112	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Liquidity Risk Management Program (Unaudited)

As required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended, each of the Bridge Builder mutual funds (the “Funds”) has adopted and implemented a written liquidity risk management program (“LRMP”) including policies and procedures reasonably designed to assess and manage the risk that a Fund may not be able to meet shareholder redemption requests without significantly diluting the interest of shareholders remaining in the Fund.

The Bridge Builder Board of Trustees (the “Board”) designated the Fund’s Investment Adviser, Olive Street Investment Advisers, LLC (the “Adviser”), as the LRMP Administrator (the “Administrator”) for the Funds. The Administrator established a committee made up of representatives from relevant departments within the Adviser and its affiliates (the “Liquidity Committee”) to assist in the implementation and day-to-day administration of the LRMP, and to carry out its liquidity risk management responsibilities.

During the period December 1, 2019 through November 30, 2020 (the “Period”), as required by the LRMP, each Fund classified each of its investments into one of four liquidity categories based on the number of days reasonably needed to sell and convert a reasonably anticipated sized trade of each investment into cash without significantly impacting the price of the investment. The Administrator relied on a third-party data provider to facilitate the classification of each Fund’s investments based on criteria in each Fund’s LRMP. During the Period, the Funds primarily held assets that are classified as highly liquid investments and thus were not required to establish highly liquid investment minimums. During the Period, no Fund held more than 15% of its net assets in illiquid investments that are assets.

During the Period, the Liquidity Committee met monthly or more frequently, as necessary or appropriate in response to relevant market, trading or investment-specific considerations, to, among other things, review and determine liquidity classifications for portfolio investments and monitor the Funds’ liquidity risk. The Liquidity Committee also evaluated the potential influence of ongoing market volatility associated with the COVID-19 pandemic on the Funds’ liquidity classifications, their status as primarily highly liquid funds and each Fund’s ongoing ability to meet shareholder redemption requests without significant dilution of the Fund’s remaining investors.

As required by the LRMP, the Administrator assessed, managed and reviewed each Fund’s liquidity risk (the “Review”) for the Period. As part of this Review, the Administrator considered each Fund’s investment strategy; the liquidity of its investments; long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and its holdings of cash and cash equivalents, borrowing arrangements and other funding sources, as set forth in more detail below.

A. A Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: The Liquidity Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure. During the Period, none of the Funds changed their strategy, allowed concentrated investments, or relied extensively upon borrowing or derivatives.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: The Liquidity Committee reviewed historical shareholder activity. The Liquidity Committee also considered each Fund’s shareholder ownership, and the degree of confidence associated with a Fund’s short-term and long-term cash flow projections.

Further, the Liquidity Committee considered that each Fund may, under highly unusual circumstances, pay all or part of redemption proceeds in securities with a market value equal to the redemption price (redemption in kind) in order to protect the Fund’s remaining shareholders.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Liquidity Committee considered the average and lowest daily cash holdings of each Fund measured against the highest net redemptions during the Period. The Committee also considered other types of borrowing available to the Funds, such as the ability to use interfund lending, as applicable.

Annual Report • June 30, 2021	113

Bridge Builder Mutual Funds

Liquidity Risk Management Program (Unaudited) (Continued)

The Administrator reflected the results of its Review in a written report to the Board, which addressed the operation, adequacy and effectiveness of the implementation of the LRMP and described any material changes made to the LRMP (the “Report”). At its meeting on May 26, 2021, the Board received the Report covering the Period. The Report concluded that each Fund’s LRMP is operating as intended and is effective in implementing the requirements of the Liquidity Rule. The Report further concluded that, during the Period, the Funds remained primarily highly liquid and each Fund did not encounter significant challenges meeting shareholder redemption requests without diluting the interests of its remaining shareholders.

There can be no assurance that the LRMP will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

114	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Tax Notice

The following table lists the percentages of dividend income distributed by the Funds for the period ended June 30, 2021, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
Core Bond Fund	— %	— %
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Large Cap Growth Fund	40.66	36.93
Large Cap Value Fund	100.00	90.29
Small/Mid Cap Growth Fund	17.84	17.65
Small/Mid Cap Value Fund	100.00	100.00
International Equity Fund	83.01	0.83

Annual Report • June 30, 2021	115

Bridge Builder Mutual Funds

General Information (Unaudited) (Continued)

The following table lists the percentages of ordinary income distributions paid by the Funds, for the period ended June 30, 2021, that were designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) and qualify as interest related dividends under Internal Revenue Code Section 871(k)(2)(c), respectively.

% of Ordinary Income Distribution
Fund	Short Term Capital Gain Distribution
Core Bond Fund	6.00%
Core Plus Bond Fund	15.66
Municipal Bond Fund	0.00
Large Cap Growth Fund	84.13
Large Cap Value Fund	0.97
Small/Mid Cap Growth Fund	95.23
Small/Mid Cap Value Fund	0.00
International Equity Fund	0.00

For the fiscal year ended June 30, 2021, the International Equity Fund earned foreign source income of $363,929,016 which amounts to $0.35 per share, and paid foreign taxes of $27,919,732 which amounts to $0.02 per share, which it intends to pass through to its shareholders pursuant Section 853 of the Internal Revenue Code.

116	Annual Report • June 30, 2021

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

June 2021

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

Annual Report • June 30, 2021	117

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

Brown Brothers Harriman & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker

Chicago, IL 60606

Bridge Builder Mutual Funds Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality. Visit www.bridgebuildermutualfunds.com for more information. Enroll in e-delivery Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll. This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

Incorporated by reference to the Registrant’s Form N-CSR filed December 16, 2015.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that John Tesoro and William Scheffel are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, and tax services during the past two fiscal years. “Audit fees” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related fees” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax fees” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2021	FYE 6/30/2020
Audit Fees	$567,000	$535,300
Audit-Related Fees
Tax Fees	$64,786	$62,675
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X were as follows:

	FYE 6/30/2021	FYE 6/30/2020
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any entity controlling, controlled by, or under common control with the investment adviser) for the last two years.

Non-Audit Related Fees	FYE 6/30/2021	FYE 6/30/2020
Registrant	$64,786	$62,675
Registrant’s Investment Adviser	$0	$0

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

June 30, 2021

	Principal Amount	Value
BONDS & NOTES – 97.26%
Asset-Backed Obligations – 10.68%
ABFC 2005-AQ1 Trust
4.59%, 01/25/2034, Series 2005-AQ1, Class A4(1)	$13,457	$13,450
ABFC 2006-OPT1 Trust
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 09/25/2036, Series 2006-OPT1, Class A3C2(2)	1,995,392	1,975,281
Academic Loan Funding Trust 2013-1
0.89% (1 Month LIBOR USD + 0.80%), 12/26/2044, Series 2013-1A, Class A(2)(3)	665,737	657,429
ACC Trust 2021-1
1.43%, 07/22/2024, Series 2021-1, Class B(3)	4,350,000	4,343,994
Ajax Mortgage Loan Trust 2021-B
2.24%, 06/25/2066, Series 2021-B, Class A(1)(3)	8,667,705	8,646,421
Allegro CLO VII Ltd.
1.28% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031, Series 2018-1A, Class A(2)(3)	12,000,000	12,005,364
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024, Series 2019-4, Class A3	5,436,856	5,486,154
1.92%, 01/15/2025, Series 2019-4, Class A4	1,987,000	2,036,983
American Credit Acceptance Receivables Trust 2020-2
1.65%, 12/13/2023, Series 2020-2, Class A(3)	868,121	870,343
American Credit Acceptance Receivables Trust 2020-4
1.31%, 12/14/2026, Series 2020-4, Class C(3)	3,665,000	3,699,185
American Credit Acceptance Receivables Trust 2021-2
0.37%, 10/15/2024, Series 2021-2, Class A(3)	5,947,853	5,951,573
American Express Credit Account Master Trust
0.31% (1 Month LIBOR USD + 0.24%), 04/15/2024, Series 2019-4, Class A(2)	8,760,000	8,763,934
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036, Series 2014-SFR2, Class A(3)	3,659,625	3,889,881
4.29%, 10/17/2036, Series 2014-SFR2, Class B(3)	300,000	319,107
6.23%, 10/17/2036, Series 2014-SFR2, Class E(3)	1,000,000	1,098,008
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036, Series 2014-SFR3, Class C(3)	600,000	644,378
6.42%, 12/17/2036, Series 2014-SFR3, Class E(3)	1,000,000	1,094,698
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052, Series 2015-SFR1, Class A(3)	1,993,737	2,114,704
5.64%, 04/17/2052, Series 2015-SFR1, Class E(3)	3,900,000	4,269,872
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052, Series 2015-SFR2, Class A(3)	1,737,559	1,867,640
AmeriCredit Automobile Receivables Trust 2017-1
2.71%, 08/18/2022, Series 2017-1, Class C	24,441	24,466
3.13%, 01/18/2023, Series 2017-1, Class D	1,387,000	1,397,661
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023, Series 2017-2, Class D	6,000,000	6,087,273
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024, Series 2018-2, Class B	7,636,000	7,724,488
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025, Series 2019-1, Class B	3,400,000	3,472,685
3.36%, 02/18/2025, Series 2019-1, Class C	3,500,000	3,636,219
AmeriCredit Automobile Receivables Trust 2020-1
1.48%, 01/21/2025, Series 2020-1, Class B	6,100,000	6,201,522
AmeriCredit Automobile Receivables Trust 2020-2

	Principal Amount	Value
0.66%, 12/18/2024, Series 2020-2, Class A3	3,286,000	3,298,005
0.97%, 02/18/2026, Series 2020-2, Class B	1,443,000	1,452,592
AmeriCredit Automobile Receivables Trust 2020-3
1.06%, 08/18/2026, Series 2020-3, Class C	2,950,000	2,970,862
AmeriCredit Automobile Receivables Trust 2021-1
0.37%, 08/18/2025, Series 2021-1, Class A3	6,331,000	6,335,251
AmeriCredit Automobile Receivables Trust 2021-2
1.01%, 01/19/2027, Series 2021-2, Class C	4,600,000	4,627,268
Amortizing Residential Collateral Trust 2002-BC5
1.13% (1 Month LIBOR USD + 1.04%, 1.04% Floor), 07/25/2032, Series 2002-BC5, Class M1(2)	1,315,145	1,315,521
AMSR 2020-SFR3 Trust
2.56%, 09/17/2037, Series 2020-SFR3, Class E1(3)	6,000,000	6,015,451
AMSR 2020-SFR4 Trust
1.86%, 11/17/2037, Series 2020-SFR4, Class C(3)	9,000,000	8,977,227
Anchorage Capital CLO 2013-1 Ltd.
1.44% (3 Month LIBOR USD + 1.25%), 10/13/2030, Series 2013-1A, Class A1R(2)(3)	2,500,000	2,502,250
Apres Static CLO Ltd.
1.25% (3 Month LIBOR USD + 1.07%), 10/15/2028, Series 2019-1A, Class A1R(2)(3)	4,710,249	4,710,456
Ares LVI CLO Ltd.
1.46% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/25/2031, Series 2020-56A, Class A1(2)(3)	5,000,000	5,016,900
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
0.77% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2035, Series 2005-W3, Class A2D(2)	499,019	498,498
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
0.77% (1 Month LIBOR USD + 0.68%, 0.68% Floor), 11/25/2033, Series 2003-HE6, Class A2(2)	1,862,969	1,829,839
Asset-Backed Pass-Through Certificates Series 2004-R2
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 04/25/2034, Series 2004-R2, Class A4(2)	49,957	49,950
Atlas Senior Loan Fund III Ltd.
0.99% (3 Month LIBOR USD + 0.83%), 11/17/2027, Series 2013-1A, Class AR(2)(3)	3,695,916	3,696,519
Avis Budget Rental Car Funding AESOP LLC
1.38%, 08/20/2027, Series 2021-1A, Class A(3)	12,000,000	11,981,057
2.33%, 08/20/2026, Series 2020-1A, Class A(3)	6,100,000	6,357,046
2.36%, 03/20/2026, Series 2019-3A, Class A(3)	12,000,000	12,555,355
3.70%, 09/20/2024, Series 2018-1A, Class A(3)	6,200,000	6,587,262
4.00%, 03/20/2025, Series 2018-2A, Class A(3)	5,800,000	6,264,687
BA Credit Card Trust
0.34%, 05/15/2026, Series 2020-A1, Class A1	3,665,000	3,652,664
0.44%, 09/15/2026, Series 2021-A1, Class A1	6,454,000	6,436,363
Barings Clo Ltd. 2020-IIII
1.47% (3 Month LIBOR USD + 1.29%, 1.29% Floor), 10/15/2033, Series 2020-2A, Class A1(2)(3)	15,000,000	15,023,220
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047, Series 2007-B, Class 1A2(1)	131,663	129,597
Bayview Opportunity Master Fund V Trust 2020-RN3
3.23%, 09/25/2035, Series 2020-RN3, Class A1(1)(3)	1,572,676	1,589,682
Bear Stearns Asset Backed Securities Trust 2003-2
1.59% (1 Month LIBOR USD + 1.50%, 1.50% Floor, 11.00% Cap), 03/25/2043, Series 2003-2, Class A3(2)	2,582,252	2,609,096
BMW Vehicle Owner Trust 2020-A
0.62%, 04/26/2027, Series 2020-A, Class A4	3,009,000	3,021,996
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034, Series 2019-1, Class A(3)	6,758,614	6,951,021
Business Jet Securities 2020-1 LLC

	Principal Amount	Value
2.98%, 11/15/2035, Series 2020-1A, Class A(3)	8,020,378	8,165,208
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(3)	5,208,309	5,248,344
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(12)	4,853,820	4,843,200
Capital One Multi-Asset Execution Trust
1.72%, 08/15/2024, Series 2019-A2, Class A2	2,808,000	2,856,340
2.06%, 08/15/2028, Series 2019-A3, Class A3	2,000,000	2,097,278
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024, Series 2019-2, Class A3	3,088,871	3,124,629
Carlyle US Clo 2017-1 Ltd.
1.42% (3 Month LIBOR USD + 1.23%), 04/20/2031, Series 2017-1A, Class A1B(2)(3)	5,468,425	5,472,478
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023, Series 2018-2, Class A4	2,635,000	2,683,468
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024, Series 2019-1, Class A4	1,614,000	1,682,036
CarMax Auto Owner Trust 2020-3
0.77%, 03/16/2026, Series 2020-3, Class A4	2,901,000	2,919,567
Carmax Auto Owner Trust 2021-1
0.34%, 12/15/2025, Series 2021-1, Class A3	3,816,000	3,811,155
0.53%, 10/15/2026, Series 2021-1, Class A4	4,057,000	4,035,460
CarMax Auto Owner Trust 2021-2
0.52%, 02/17/2026, Series 2021-2, Class A3	8,900,000	8,907,994
0.81%, 12/15/2026, Series 2021-2, Class A4	3,142,000	3,143,011
1.34%, 02/16/2027, Series 2021-2, Class C	4,180,000	4,179,733
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024, Series 2019-1A, Class C(3)	3,710,000	3,763,668
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025, Series 2019-3A, Class D(3)	11,005,000	11,376,949
Carvana Auto Receivables Trust 2021-N2
0.75%, 03/10/2028, Series 2021-N2, Class B	2,300,000	2,295,435
Castlelake LP
3.34%, 03/15/2023(4)	15,825,000	15,825,000
CBAM 2019-11 Ltd.
1.55% (3 Month LIBOR USD + 1.36%, 1.36% Floor), 10/20/2032, Series 2019-11A, Class A1(2)(3)	22,000,000	22,020,522
Chase Funding Trust Series 2003-4
5.05%, 05/25/2033, Series 2003-4, Class 1A5(1)	95,969	98,468
Chase Funding Trust Series 2003-6
4.96%, 11/25/2034, Series 2003-6, Class 1A5(1)	115,764	121,392
4.96%, 11/25/2034, Series 2003-6, Class 1A7(1)	197,104	207,090
CIFC Funding 2018-II Ltd.
1.23% (3 Month LIBOR USD + 1.04%), 04/20/2031, Series 2018-2A, Class A1(2)(3)	11,800,000	11,800,897
CIFC Funding Ltd.
0.00% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/15/2034, Series 2021-5A, Class A(2)(3)(5)	10,000,000	10,000,000
CIG Auto Receivables Trust 2020-1
2.35%, 01/12/2026, Series 2020-1A, Class D(3)	6,200,000	6,288,260
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048, Series 2016-2, Class A(3)	142,679	142,677
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042, Series 2017-BGS, Class A1(3)	3,794,557	3,868,475

	Principal Amount	Value
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044, Series 2018-AGS, Class A1(3)	3,172,024	3,293,224
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046, Series 2018-CGS, Class A1(3)	984,665	1,015,938
Conseco Finance Corp.
6.18%, 04/01/2030, Series 1998-4, Class A5	3,043	3,073
6.22%, 03/01/2030, Series 1998-3, Class A5	2,819	2,824
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026, Series 2019-HP1, Class A(3)	1,313,227	1,324,962
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026, Series 2019-P1, Class A(3)	66,617	66,673
Continental Finance Credit Card ABS Master Trust
2.24%, 12/15/2028, Series 2020-1A, Class A(3)	4,000,000	4,031,757
COOF Securitization Trust 2014-1 Ltd.
3.02%, 06/25/2040, Series 2014-1, Class A(3)(4)	564,185	63,026
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052, Series 2019-1, Class B(3)	4,860,000	5,353,655
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(3)	4,420,797	4,626,213
3.16%, 10/15/2052, Series 2019-3, Class B(3)	2,250,000	2,392,074
3.27%, 10/15/2052, Series 2019-3, Class C(3)	5,862,000	6,121,128
CoreVest American Finance 2020-3 Trust
2.20%, 08/15/2053, Series 2020-3, Class B(3)	6,314,000	6,117,892
Countrywide Asset-Backed Certificates
4.17%, 02/25/2036, Series 2005-10, Class AF6(4)	19,109	19,675
5.12%, 02/25/2035, Series 2004-S1, Class A3(1)	11,065	11,052
5.43%, 02/25/2033, Series 2005-13, Class AF3(4)	1,775	1,689
5.97%, 09/25/2046, Series 2006-10, Class 1AF3(4)	33,836	32,735
CPS Auto Receivables Trust 2017-B
3.95%, 03/15/2023, Series 2017-B, Class D(3)	166,990	167,213
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(3)	295,732	298,184
CPS Auto Receivables Trust 2020-A
2.09%, 05/15/2023, Series 2020-A, Class A(3)	725,135	725,640
CPS Auto Receivables Trust 2020-B
1.15%, 07/17/2023, Series 2020-B, Class A(3)	402,012	402,459
2.11%, 04/15/2026, Series 2020-B, Class B(3)	1,303,000	1,311,598
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024, Series 2021-A, Class A(3)	2,304,557	2,304,812
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025, Series 2021-B, Class A(3)	7,119,533	7,123,585
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028, Series 2019-1A, Class A(3)	3,657,972	3,686,313
Credit Acceptance Auto Loan Trust 2020-1
2.39%, 04/16/2029, Series 2020-1A, Class B(3)	6,680,000	6,861,323
Credit Acceptance Auto Loan Trust 2020-2
1.37%, 07/16/2029, Series 2020-2A, Class A(3)	2,850,000	2,884,022
2.73%, 11/15/2029, Series 2020-2A, Class C(3)	3,500,000	3,630,689
Crossroads Asset Trust 2021-A
2.52%, 01/20/2026, Series 2021-A, Class D(3)	1,500,000	1,494,121

	Principal Amount	Value
CWABS Asset-Backed Certificates Trust 2004-15
4.57%, 04/25/2035, Series 2004-15, Class AF6(4)	23	24
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035, Series 2005-1, Class AF6(4)	167	168
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036, Series 2005-17, Class 1AF5(4)	11,699	11,987
CWABS, Inc. Asset-Backed Certificates Series 2004-1
0.65% (1 Month LIBOR USD + 0.56%, 0.56% Floor), 04/25/2034, Series 2004-1, Class 3A(2)	1,112	1,029
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 03/25/2034, Series 2004-1, Class M1(2)	9,931	9,903
0.92% (1 Month LIBOR USD + 0.83%, 0.83% Floor), 03/25/2034, Series 2004-1, Class M2(2)	5,700	5,682
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2034, Series 2004-6, Class 2A5(2)	355,288	353,359
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-6, Class M1(2)	9,424	9,269
DataBank Issuer
2.06%, 02/27/2051, Series 2021-1A, Class A2(3)	6,150,000	6,229,929
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	989,349	1,062,344
Diamond Resorts Owner Trust
3.27%, 10/22/2029, Series 2017-1A, Class A(3)	849,855	863,544
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031, Series 2018-1, Class A(3)	1,952,426	2,033,949
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032, Series 2019-1A, Class B(3)	4,531,280	4,680,771
Discover Card Execution Note Trust
3.04%, 07/15/2024, Series 2019-A1, Class A1	3,302,000	3,353,456
Drive Auto Receivables Trust
3.66%, 11/15/2024, Series 2018-4, Class C	184,436	184,715
Drive Auto Receivables Trust 2017-1
3.84%, 03/15/2023, Series 2017-1, Class D	637,475	640,444
Drive Auto Receivables Trust 2017-3
3.53%, 12/15/2023, Series 2017-3, Class D(3)	2,929,661	2,956,220
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	2,645,000	2,745,130
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024, Series 2019-3, Class B	2,169,115	2,176,675
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024, Series 2019-4, Class B	4,081,401	4,093,652
Drive Auto Receivables Trust 2020-1
2.02%, 11/15/2023, Series 2020-1, Class A3	2,979,604	2,984,525
Drive Auto Receivables Trust 2020-2
1.42%, 03/17/2025, Series 2020-2, Class B	2,260,000	2,282,378
2.28%, 08/17/2026, Series 2020-2, Class C	1,611,000	1,653,158
Drive Auto Receivables Trust 2021-1
0.65%, 07/15/2025, Series 2021-1, Class B	3,800,000	3,806,324
1.02%, 06/15/2027, Series 2021-1, Class C	2,965,000	2,977,729
DT Auto Owner Trust 2019-4
2.73%, 07/15/2025, Series 2019-4A, Class C(3)	7,080,000	7,214,750
DT Auto Owner Trust 2020-1
1.94%, 09/15/2023, Series 2020-1A, Class A(3)	1,165,380	1,168,494
DT Auto Owner Trust 2020-2

	Principal Amount	Value
1.14%, 01/16/2024, Series 2020-2A, Class A(3)	1,482,562	1,487,121
2.08%, 03/16/2026, Series 2020-2A, Class B(3)	951,000	966,418
DT Auto Owner Trust 2021-2
1.10%, 02/16/2027, Series 2021-2A, Class C(3)	1,835,000	1,840,675
Elmwood CLO II Ltd.
1.34% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 04/20/2034, Series 2019-2A, Class AR(2)(3)	20,000,000	19,994,960
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023, Series 2017-3A, Class C(3)	2,539,200	2,575,988
Exeter Automobile Receivables Trust 2020-2
1.13%, 08/15/2023, Series 2020-2A, Class A(3)	1,275,722	1,276,719
2.08%, 07/15/2024, Series 2020-2A, Class B(3)	2,615,000	2,635,615
First Investors Auto Owner Trust 2017-1
3.60%, 04/17/2023, Series 2017-1A, Class D(3)	2,847,000	2,864,300
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024, Series 2019-2A, Class A(3)	1,528,833	1,539,646
FirstKey Homes 2020-SFR1 Trust
1.54%, 08/17/2028, Series 2021-SFR1, Class A(3)	12,500,000	12,499,926
FirstKey Homes 2020-SFR2 Trust
2.67%, 10/19/2037, Series 2020-SFR2, Class E(3)	7,948,000	8,079,183
FirstKey Homes 2021-SFR1 Trust
2.19%, 08/17/2028, Series 2021-SFR1, Class D(3)	7,500,000	7,499,861
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023, Series 2017-2, Class C(3)	521,026	521,618
3.62%, 07/15/2023, Series 2017-2, Class D(3)	2,995,000	3,034,609
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024, Series 2018-3, Class C(3)	7,710,000	7,897,651
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023, Series 2019-1, Class A(3)	895,804	899,764
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023, Series 2019-2, Class A(3)	2,325,855	2,340,737
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024, Series 2019-4, Class A(3)	4,827,199	4,864,119
3.12%, 01/15/2026, Series 2019-4, Class D(3)	9,275,000	9,712,970
Flagship Credit Auto Trust 2020-1
1.90%, 08/15/2024, Series 2020-1, Class A(3)	4,701,052	4,745,964
Flagship Credit Auto Trust 2020-2
1.49%, 07/15/2024, Series 2020-2, Class A(3)	2,190,799	2,201,962
Flagship Credit Auto Trust 2020-3
0.70%, 04/15/2025, Series 2020-3, Class A(3)	1,737,989	1,742,650
Flagship Credit Auto Trust 2021-2
0.37%, 12/15/2026, Series 2021-2, Class A(3)	9,071,701	9,068,799
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031, Series 2018-1, Class A(3)	24,024,000	25,917,387
Ford Credit Auto Owner Trust 2020-A
1.03%, 10/15/2022, Series 2020-A, Class A2	70,195	70,263
1.04%, 08/15/2024, Series 2020-A, Class A3	3,124,000	3,147,763
1.35%, 07/15/2025, Series 2020-A, Class A4	2,163,000	2,205,976
Ford Credit Auto Owner Trust 2020-B
0.79%, 11/15/2025, Series 2020-B, Class A4	3,711,000	3,737,387
Ford Credit Auto Owner Trust 2020-C

	Principal Amount	Value
0.51%, 08/15/2026, Series 2020-C, Class A4	5,576,000	5,542,252
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031, Series 2020-1, Class A(3)	12,300,000	12,766,273
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033, Series 2020-2, Class A(3)	18,800,000	18,779,059
Ford Credit Auto Owner Trust 2021-REV1
1.61%, 10/17/2033, Series 2021-1, Class B(3)	2,320,000	2,324,425
Ford Credit Floorplan Master Owner Trust A
1.06%, 09/15/2027, Series 2020-2, Class A	14,747,000	14,757,532
FORT CRE 2018-1 LLC
2.93% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035, Series 2018-1A, Class C(2)(3)	11,800,000	11,576,201
Foundation Finance Trust 2017-1
3.30%, 07/15/2033, Series 2017-1A, Class A(3)	758,449	769,478
Foundation Finance Trust 2019-1
3.86%, 11/15/2034, Series 2019-1A, Class A(3)	1,984,635	2,049,516
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(3)	900,000	892,339
FREED ABS Trust 2019-2
2.62%, 11/18/2026, Series 2019-2, Class A(3)	243,127	243,486
FTF 2019-1 A FRN
5.50%, 08/15/2024(4)(12)	2,174,193	1,646,952
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029, Series 1999-HE1, Class A7	6	6
6.71%, 04/25/2029, Series 1999-HE1, Class M(4)	14,011	12,647
Genesis Sales Finance Master Trust
1.65%, 09/22/2025, Series 2020-AA, Class A(3)	6,111,000	6,153,265
GLS Auto Receivables Issuer Trust 2021-1
1.68%, 01/15/2027, Series 2021-1A, Class D(3)	1,200,000	1,202,605
GLS Auto Receivables Trust
0.77%, 09/15/2025, Series 2021-2A, Class B(3)	2,318,000	2,318,489
1.42%, 04/15/2027, Series 2021-2A, Class D(3)	2,250,000	2,241,354
GM Financial Automobile Leasing Trust 2020-2
0.80%, 07/20/2023, Series 2020-2, Class A3	3,688,000	3,707,908
1.01%, 07/22/2024, Series 2020-2, Class A4	1,000,000	1,010,250
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024, Series 2018-4, Class C	1,400,000	1,452,734
GM Financial Consumer Automobile Receivables Trust 2020-1
1.84%, 09/16/2024, Series 2020-1, Class A3	8,369,000	8,461,809
GM Financial Consumer Automobile Receivables Trust 2020-2
1.49%, 12/16/2024, Series 2020-2, Class A3	3,095,000	3,133,862
GM Financial Consumer Automobile Receivables Trust 2020-3
0.45%, 04/16/2025, Series 2020-3, Class A3	3,775,000	3,784,487
GM Financial Consumer Automobile Receivables Trust 2020-4
0.50%, 02/17/2026, Series 2020-4, Class A4	5,097,000	5,063,360
GM Financial Consumer Automobile Receivables Trust 2021-1
0.54%, 05/17/2027, Series 2021-1, Class A4	4,174,000	4,168,588
GMF Floorplan Owner Revolving Trust
0.68%, 08/15/2025, Series 2020-1, Class A(3)	4,031,000	4,045,766
2.90%, 04/15/2026, Series 2019-2, Class A(3)	17,200,000	18,246,672
Gold Key Resorts 2014-A LLC

	Principal Amount	Value
3.22%, 03/17/2031, Series 2014-A, Class A(3)	126,928	128,466
Golden Bear 2016-R LLC
5.65%, 09/20/2047, Series 2016-R, Class R(3)	583,259	580,505
Goodgreen 2017-1 Trust
3.74%, 10/15/2052, Series 2017-1A, Class A(3)	1,019,696	1,077,975
Goodgreen 2017-2 Trust
3.26%, 10/15/2053, Series 2017-2A, Class A(3)	2,834,962	2,958,175
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(12)	4,141,588	4,120,880
Goodgreen 2019-2 Trust
2.76%, 04/15/2055, Series 2019-2A, Class A(3)	4,348,142	4,454,441
Greenwood Park CLO Ltd.
1.19% (3 Month LIBOR USD + 1.01%), 04/15/2031, Series 2018-1A, Class A2(2)(3)	23,000,000	23,016,261
GSAMP Trust 2006-HE7
0.32% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046, Series 2006-HE7, Class A2D(2)	538,005	535,009
Harley-Davidson Motorcycle Trust 2021-A
0.37%, 04/15/2026, Series 2021-A, Class A3	8,820,000	8,812,073
0.53%, 09/15/2028, Series 2021-A, Class A4	4,288,000	4,269,512
Headlands Residential 2018-RPL1 LLC
3.88%, 08/25/2024, Series 2018-RPL1, Class A(1)(3)	8,245,000	8,303,411
HERO Funding 2017-3
3.95%, 09/20/2048, Series 2017-3A, Class A2(3)	2,199,671	2,298,472
HERO Funding II 2016-3B
5.24%, 09/20/2042, Series 2016-3B, Class B(3)	261,057	261,624
HERO Funding Trust 2016-2
3.75%, 09/20/2041, Series 2016-2A, Class A(3)	1,212,838	1,270,440
HERO Funding Trust 2016-3
3.08%, 09/20/2042, Series 2016-3A, Class A1(3)	533,560	551,729
HERO Funding Trust 2016-4A
3.57%, 09/20/2047, Series 2016-4A, Class A1(3)	1,684,129	1,738,171
HERO Funding Trust 2017-1A
4.46%, 09/20/2047, Series 2017-1A, Class A2(3)	3,033,201	3,194,254
HERO Funding Trust 2017-2
3.28%, 09/20/2048, Series 2017-2A, Class A1(3)	2,815,391	2,931,630
Hertz Vehicle Financing III LP
1.68%, 12/27/2027, Series 2021-2A, Class A(3)	7,200,000	7,190,392
Hertz Vehicle Financing LLC
1.21%, 12/26/2025, Series 2021-1A, Class A(3)	8,200,000	8,195,572
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(3)	741,938	759,600
HIN Timeshare Trust 2020-A
2.23%, 10/09/2039, Series 2020-A, Class B(3)	3,169,108	3,213,509
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 03/25/2036, Series 2006-A, Class A3(2)	8,230	8,204
Honda Auto Receivables 2020-2 Owner Trust
0.74%, 11/15/2022, Series 2020-2, Class A2	439,888	440,434
0.82%, 07/15/2024, Series 2020-2, Class A3	3,810,000	3,834,604
1.09%, 10/15/2026, Series 2020-2, Class A4	1,022,000	1,037,030
Honda Auto Receivables 2020-3 Owner Trust
0.46%, 04/19/2027, Series 2020-3, Class A4	5,701,000	5,686,122

	Principal Amount	Value
Hyundai Auto Receivables Trust 2020-A
1.41%, 11/15/2024, Series 2020-A, Class A3	4,157,000	4,216,941
1.72%, 06/15/2026, Series 2020-A, Class A4	3,308,000	3,411,902
Hyundai Auto Receivables Trust 2021-A
0.62%, 05/17/2027, Series 2021-A, Class A4	3,352,000	3,341,741
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028, Series 1997-5, Class A10	13	13
KGS-Alpha SBA COOF Trust
0.61%, 05/25/2039, Series 2012-6, Class A(3)(4)	1,726,362	24,416
KGS-Alpha SBA COOF Trust 2012-2
0.76%, 08/25/2038, Series 2012-2, Class A(3)(4)	1,873,081	38,486
KGS-Alpha SBA COOF Trust 2014-2
3.57%, 04/25/2040, Series 2014-2, Class A(3)(4)	579,930	47,451
KKR CLO 11 Ltd.
1.36% (3 Month LIBOR USD + 1.18%), 01/15/2031, Series 11, Class AR(2)(3)	8,500,000	8,503,035
KKR Clo 32 Ltd.
1.50% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2032, Series 32A, Class A1(2)(3)	26,000,000	26,090,818
KVK CLO 2018-1 Ltd.
1.09% (3 Month LIBOR USD + 0.93%), 05/20/2029, Series 2018-1A, Class A(2)(3)	14,852,565	14,859,233
Lakeview 2021-CRT2 LLC
0.00%, 11/10/2032, Series 2021-CRT2(3)(4)(12)	4,525,375	4,525,375
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042, Series 2017-C, Class A2B(3)	1,552,233	1,574,407
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043, Series 2018-B, Class A2FX(3)	3,117,645	3,178,866
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(1)(3)	3,464,652	3,471,494
LendingPoint 2020-REV1 Asset Securitization Trust
2.73%, 10/15/2028, Series 2020-REV1, Class A(3)	8,400,000	8,490,608
LL ABS Trust 2019-1
2.87%, 03/15/2027, Series 2019-1A, Class A(3)	166,699	166,822
LL ABS Trust 2020-1
2.33%, 01/17/2028, Series 2020-1A, Class A(3)	3,578,502	3,603,750
Long Beach Mortgage Loan Trust 2004-1
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 02/25/2034, Series 2004-1, Class M1(2)	115,651	115,425
Long Beach Mortgage Loan Trust 2004-3
0.95% (1 Month LIBOR USD + 0.86%, 0.86% Floor), 07/25/2034, Series 2004-3, Class M1(2)	30,250	30,023
LP LMS 2021-1
3.23%, 10/15/2028(3)(12)	10,435,992	10,441,283
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023, Series 2013-1, Class A(3)(12)	1,787,016	1,802,366
7.75%, 02/15/2023, Series 2013-1, Class M(3)(12)	600,161	605,316
Man GLG US CLO 2018-2 Ltd.
1.42% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028, Series 2018-2A, Class A1R(2)(3)	7,660,710	7,663,827
Mariner Finance Issuance Trust 2019-A
2.96%, 07/20/2032, Series 2019-AA, Class A(3)	6,000,000	6,150,827
3.51%, 07/20/2032, Series 2019-AA, Class B(3)	5,235,000	5,396,602
Mariner Finance Issuance Trust 2021-A
2.33%, 03/20/2036, Series 2021-AA, Class B(3)	5,700,000	5,770,847
Mercury Financial Credit Card Master Trust

	Principal Amount	Value
1.54%, 03/20/2026, Series 2021-1A, Class A(3)	5,365,000	5,381,202
MidOcean Credit CLO III
1.31% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031, Series 2014-3A, Class A1R(2)(3)	15,217,777	15,248,060
MidOcean Credit CLO IX
1.34% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031, Series 2018-9A, Class A1(2)(3)	4,000,000	4,003,076
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040, Series 2006-1, Class M1(3)	548,904	581,437
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045, Series 2010-1, Class A(3)	62,887	63,675
5.25%, 12/15/2045, Series 2010-1, Class M(3)	113,162	115,479
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041, Series 2019-B, Class A5(3)	7,200,000	7,508,331
Mountain View CLO IX Ltd.
1.30% (3 Month LIBOR USD + 1.12%), 07/15/2031, Series 2015-9A, Class A1R(2)(3)	20,000,000	20,001,800
MRA Issuance Trust 2020-15
1.59% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 07/15/2021, Series 2020-15, Class A(2)(3)	28,240,000	28,241,183
MRA Issuance Trust 2021-EBO7
0.00% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 02/16/2022, Series 2021-EBO7, Class A1X(2)(3)(5)	16,400,000	16,401,279
Nationstar HECM Loan Trust 2020-1
1.27%, 09/25/2030, Series 2020-1A, Class A1(3)(4)	7,316,514	7,334,814
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(3)	5,865,948	5,944,590
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(3)	2,873,859	2,923,982
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068, Series 2019-CA, Class A2(3)	5,429,067	5,547,690
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(3)	5,254,411	5,332,465
New Century Home Equity Loan Trust Series 2003-5
4.92%, 11/25/2033, Series 2003-5, Class AI6(1)	120,128	122,607
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057, Series 2018-1A, Class A1A(3)(4)	2,143,848	2,295,981
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	3,974,000	4,023,519
Nissan Auto Receivables 2021-A Owner Trust
0.33%, 10/15/2025, Series 2021-A, Class A3	9,768,000	9,757,279
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
0.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor), 11/25/2035, Series 2006-FM1, Class 1A1(2)	5,513,679	5,488,115
NRZ Excess Spread-Collateralized Notes
3.23%, 05/25/2026, Series 2021-FNT2, Class A(3)	8,534,056	8,515,477
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1
3.84%, 12/25/2025, Series 2020-PLS1, Class A(3)	8,116,084	8,192,536
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023, Series 1999-B, Class A3	747	766
Octane Receivables Trust 2021-1
1.53%, 04/20/2027, Series 2021-1A, Class B(3)	700,000	701,334
OL SP 2018-B LLC
4.16%, 02/09/2030, Series 2018, Class A	1,688,119	1,755,081
4.61%, 02/09/2030, Series 2018, Class B	366,983	378,889
OneMain Direct Auto Receivables Trust 2018-1

	Principal Amount	Value
3.43%, 12/16/2024, Series 2018-1A, Class A(3)	5,287,970	5,310,409
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027, Series 2019-1A, Class A(3)	14,600,000	15,736,223
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(3)	6,100,000	6,202,317
OneMain Financial Issuance Trust 2020-A
3.84%, 05/14/2032, Series 2020-1A, Class A(3)	3,400,000	3,547,063
OneMain Financial Issuance Trust 2021-1
0.77% (30-day Average Secured Overnight Financing Rate + 0.76%), 06/16/2036, Series 2021-1A, Class A2(2)(3)	9,900,000	10,040,578
Oportun Funding X LLC
4.10%, 10/08/2024, Series 2018-C, Class A(3)	5,900,000	5,904,328
Oportun Funding XII LLC
4.15%, 12/09/2024, Series 2018-D, Class A(3)	4,200,000	4,220,950
Oportun Funding XIV LLC
1.21%, 03/08/2028, Series 2021-A, Class A(3)	3,000,000	3,008,588
1.76%, 03/08/2028, Series 2021-A, Class B(3)	5,625,000	5,602,337
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031, Series 2021-B, Class A(3)	5,610,000	5,624,001
Option One Mortgage Loan Trust 2004-3
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 11/25/2034, Series 2004-3, Class A4(2)	1,691,802	1,605,612
OZLM Funding IV Ltd.
1.43% (3 Month LIBOR USD + 1.25%), 10/22/2030, Series 2013-4A, Class A1R(2)(3)	9,811,675	9,809,202
OZLM XXII Ltd.
1.26% (3 Month LIBOR USD + 1.07%), 01/17/2031, Series 2018-22A, Class A1(2)(3)	6,991,130	6,989,368
P4 SFR 2019-STL
7.25%, 10/11/2022(12)	5,700,000	5,700,000
Pagaya AI Debt Selection Trust 2021-1
1.18%, 11/15/2027, Series 2021-1, Class A(3)	16,492,028	16,526,643
Palmer Square CLO 2014-1 Ltd.
1.32% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031, Series 2014-1A, Class A1R2(2)(3)	4,000,000	4,002,548
Palmer Square CLO 2018-2 Ltd.
1.28% (3 Month LIBOR USD + 1.10%), 07/16/2031, Series 2018-2A, Class A1A(2)(3)	20,000,000	20,021,960
Park Avenue Institutional Advisers CLO Ltd. 2018-1
1.19% (3 Month LIBOR USD + 1.00%, 1.00% Floor), 10/20/2031, Series 2018-1A, Class A1AR(2)(3)	21,500,000	21,494,604
PPM CLO 4 Ltd.
1.61% (3 Month LIBOR USD + 1.42%, 1.42% Floor), 10/18/2031, Series 2020-4A, Class A1(2)(3)	15,000,000	15,028,515
Pretium Mortgage Credit Partners I 2020-NPL3 LLC
3.10%, 06/27/2060, Series 2020-NPL3, Class A1(1)(3)	4,706,291	4,752,190
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035, Series 2018-SFR2, Class D(3)	2,390,000	2,386,288
4.66%, 08/17/2035, Series 2018-SFR2, Class E(3)	3,853,000	3,874,456
Progress Residential 2020-SFR3 Trust
2.30%, 10/17/2027, Series 2020-SFR3, Class E(3)	6,000,000	6,005,314
Progress Residential 2021-SFR1
1.56%, 04/17/2038, Series 2021-SFR1, Class C(3)	3,500,000	3,450,467
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(3)	6,250,000	6,303,578
PRPM 2020-1 LLC
2.98%, 02/25/2025, Series 2020-1A, Class A1(1)(3)	4,502,460	4,522,535
RAMP Series 2005-RS1 Trust

	Principal Amount	Value
4.71%, 11/25/2034, Series 2005-RS1, Class AI6	76	77
Regional Management Issuance Trust 2020-1
3.23%, 10/15/2030, Series 2020-1, Class B(3)	2,590,000	2,647,461
Regional Management Issuance Trust 2021-1
1.68%, 03/17/2031, Series 2021-1, Class A(3)	3,183,000	3,179,356
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037, Series 2007-1, Class AF3(1)	298,832	121,994
Renew 2017-1
3.67%, 09/20/2052, Series 2017-1A, Class A(3)	1,301,332	1,367,410
Rockford Tower CLO 2020-1 Ltd.
1.53% (3 Month LIBOR USD + 1.28%), 01/20/2032, Series 2020-1A, Class A(2)(3)	12,000,000	12,042,684
Santander Consumer Auto Receivables Trust 2020-B
0.46%, 08/15/2024, Series 2020-BA, Class A3(3)	7,527,000	7,540,460
Santander Consumer Auto Receivables Trust 2021-A
0.33%, 10/15/2025, Series 2021-AA, Class A3(3)	5,591,000	5,586,631
0.48%, 06/15/2026, Series 2021-AA, Class A4(3)	3,258,000	3,244,870
Santander Drive Auto Receivables Trust 2017-2
3.49%, 07/17/2023, Series 2017-2, Class D	535,291	537,103
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025, Series 2019-3, Class C	5,800,000	5,865,262
Santander Drive Auto Receivables Trust 2020-1
2.03%, 02/15/2024, Series 2020-1, Class A3	2,199,457	2,210,180
Santander Drive Auto Receivables Trust 2020-2
0.67%, 04/15/2024, Series 2020-2, Class A3	3,726,000	3,730,650
0.96%, 11/15/2024, Series 2020-2, Class B	2,573,000	2,585,544
Santander Drive Auto Receivables Trust 2020-3
1.12%, 01/15/2026, Series 2020-3, Class C	8,000,000	8,070,786
Santander Drive Auto Receivables Trust 2020-4
1.01%, 01/15/2026, Series 2020-4, Class C	11,568,000	11,635,099
Santander Drive Auto Receivables Trust 2021-1
0.32%, 09/16/2024, Series 2021-1, Class A3	7,623,000	7,629,835
0.75%, 02/17/2026, Series 2021-1, Class C	9,850,000	9,844,767
Santander Drive Auto Receivables Trust 2021-2
0.90%, 06/15/2026, Series 2021-2, Class C	11,577,000	11,595,644
1.35%, 07/15/2027, Series 2021-2, Class D	10,700,000	10,710,564
SART 2017-1
4.75%, 07/15/2024(12)	4,171,827	4,182,256
SART 2018-1
4.76%, 06/15/2025(12)	5,043,235	5,048,278
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(3)	3,600,000	3,580,393
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.01%, 01/25/2036, Series 2006-CB1, Class AF2(1)	49,301	49,616
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036, Series 2019-3A, Class B(3)	2,411,345	2,477,559
Sierra Timeshare 2020-2 Receivables Funding LLC
1.33%, 07/20/2037, Series 2020-2A, Class A(3)	2,540,601	2,553,800
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(3)	6,873,316	6,879,734
Sixth Street CLO XVI Ltd.

	Principal Amount	Value
1.51% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/20/2032, Series 2020-16A, Class A1A(2)(3)	20,000,000	20,067,680
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028, Series 2019-3, Class A(3)	642,744	646,098
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(3)	3,939,570	3,971,987
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041, Series 2017-F, Class A2FX(3)	8,831,793	9,032,023
SoFi Professional Loan Program 2018-B Trust
3.34%, 08/25/2047, Series 2018-B, Class A2FX(3)	3,895,879	3,994,337
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048, Series 2019-C, Class A2FX(3)	7,474,569	7,630,628
SoFi Professional Loan Program 2020-ATrust
2.54%, 05/15/2046, Series 2020-A, Class A2FX(3)	7,800,000	8,058,845
Sound Point CLO II Ltd.
1.25% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031, Series 2013-1A, Class A1R(2)(3)	9,000,000	9,000,522
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(3)	2,776,913	2,782,902
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.94%, 04/25/2035, Series 2005-7XS, Class 1A4B(1)	323	341
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034, Series 2004-6XS, Class A5A(1)	43,476	43,930
6.05%, 03/25/2034, Series 2004-6XS, Class A5B(1)	34,770	35,132
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032, Series 2002-AL1, Class A2	12,330	11,811
3.45%, 02/25/2032, Series 2002-AL1, Class A3	37,956	36,084
Synchrony Card Funding LLC
2.95%, 03/15/2025, Series 2019-A1, Class A	12,384,000	12,624,632
Synchrony Card Issuance Trust
3.38%, 09/15/2024, Series 2018-A1, Class A	5,500,000	5,535,757
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(3)(4)	2,875,857	2,915,917
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057, Series 2017-6, Class A1(3)(4)	4,742,745	4,857,404
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058, Series 2018-1, Class A1(3)(4)	4,594,907	4,716,359
Towd Point Mortgage Trust 2019-1
3.72%, 03/25/2058, Series 2019-1, Class A1(3)(4)	5,952,903	6,269,464
Towd Point Mortgage Trust 2019-HY3
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059, Series 2019-HY3, Class A1A(2)(3)	1,591,537	1,603,391
Towd Point Mortgage Trust 2020-4
1.75%, 10/25/2060, Series 2020-4, Class A1(3)	3,630,417	3,670,784
Towd Point Mortgage Trust 2020-MH1
2.25%, 02/25/2060, Series 2020-MH1, Class A1(3)(4)	6,425,970	6,502,922
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031, Series 2019-1A, Class A(3)	7,675,000	8,092,942
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033, Series 2020-1A, Class A(3)	7,685,000	7,812,676
Toyota Auto Receivables 2020-A Owner Trust
1.68%, 05/15/2025, Series 2020-A, Class A4	1,196,000	1,227,923
Toyota Auto Receivables 2020-B Owner Trust

	Principal Amount	Value
1.36%, 08/15/2024, Series 2020-B, Class A3	3,481,000	3,522,741
1.66%, 09/15/2025, Series 2020-B, Class A4	3,189,000	3,275,164
Toyota Auto Receivables 2020-D Owner Trust
0.47%, 01/15/2026, Series 2020-D, Class A4	4,856,000	4,858,528
Toyota Auto Receivables 2021-B Owner Trust
0.53%, 10/15/2026, Series 2021-B, Class A4	7,016,000	6,979,627
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022, Series 2018-1A, Class A2(3)	12,666,667	12,741,001
Tricolor Auto Securitization Trust 2020-1
4.88%, 11/15/2026, Series 2020-1A, Class A(3)	5,183,579	5,192,974
United Auto Credit Securitization Trust
1.14%, 06/10/2026, Series 2021-1, Class D(3)	850,000	850,499
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023, Series 2018-1A, Class A(3)	650,909	657,315
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024, Series 2019-1, Class A4	4,004,000	4,069,092
VCAT 2020-NPL1 LLC
3.67%, 08/25/2050, Series 2020-NPL1, Class A1(1)(3)	2,481,160	2,493,170
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(1)(3)	3,191,987	3,200,360
Venture 32 CLO Ltd.
1.29% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031, Series 2018-32A, Class A1(2)(3)	6,000,000	6,000,600
Verizon Master Trust
0.50%, 05/20/2027, Series 2021-1, Class A	10,714,000	10,689,249
Verizon Owner Trust 2018-A
3.23%, 04/20/2023, Series 2018-A, Class A1A	2,686,554	2,705,044
Verizon Owner Trust 2019-A
2.93%, 09/20/2023, Series 2019-A, Class A1A	3,682,558	3,726,502
Verizon Owner Trust 2020-A
1.85%, 07/22/2024, Series 2020-A, Class A1A	9,704,000	9,871,397
Veros Auto Receivables Trust 2021-1
0.92%, 10/15/2026, Series 2021-1, Class A(3)	5,655,344	5,655,249
VM DEBT 2019-1
7.50%, 06/15/2024(12)	7,000,000	7,000,000
Volkswagen Auto Loan Enhanced Trust 2020-1
0.98%, 11/20/2024, Series 2020-1, Class A3	5,114,000	5,151,568
1.26%, 08/20/2026, Series 2020-1, Class A4	1,923,000	1,955,469
VOLT XCIX LLC
2.12%, 04/25/2051, Series 2021-NPL8, Class A1(1)(3)	5,506,177	5,519,250
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(1)(3)	14,882,549	14,890,438
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(1)(3)	13,172,329	13,174,831
Voya CLO 2015-1 Ltd.
1.09% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029, Series 2015-1A, Class A1R(2)(3)	5,663,989	5,665,450
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036, Series 2018-A, Class A(3)	1,417,534	1,490,648
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030, Series 2017-1A, Class A(3)	305,617	305,383
4.05%, 12/20/2030, Series 2017-1A, Class B(3)	543,931	542,456

	Principal Amount	Value
Westgate Resorts 2020-1 LLC
3.96%, 03/20/2034, Series 2020-1A, Class B(3)	4,684,859	4,835,004
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023, Series 2019-3A, Class A2(3)	1,341,859	1,344,473
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024, Series 2020-3A, Class A2(3)	9,838,656	9,856,369
1.65%, 02/17/2026, Series 2020-3A, Class D(3)	1,875,000	1,898,528
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025, Series 2019-A, Class A	5,660,000	5,763,425
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024, Series 2018-D, Class A3	8,395,735	8,518,371
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024, Series 2019-B, Class A3	4,045,923	4,093,440
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024, Series 2019-C, Class A3	5,525,000	5,590,422
World Omni Auto Receivables Trust 2020-C
0.48%, 11/17/2025, Series 2020-C, Class A3	2,227,000	2,232,965
0.61%, 10/15/2026, Series 2020-C, Class A4	3,043,000	3,051,340
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024, Series 2020-A, Class A2	4,511,981	4,515,534
0.55%, 07/15/2025, Series 2020-A, Class A3	3,022,000	3,029,162
York CLO 8 Ltd.
1.69% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 04/20/2032, Series 2020-1A, Class A1(2)(3)	25,000,000	25,082,450
Zais CLO 7 Ltd.
1.47% (3 Month LIBOR USD + 1.29%), 04/15/2030, Series 2017-2A, Class A(2)(3)	9,382,037	9,388,951
Zais CLO 8 Ltd.
1.13% (3 Month LIBOR USD + 0.95%), 04/15/2029, Series 2018-1A, Class A(2)(3)	38,682,127	38,641,666

Total Asset-Backed Obligations (Cost: $1,893,245,863)		1,910,323,284

Corporate Bonds – 32.58%
Basic Materials – 1.03%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	550,000	569,802
Albemarle Corp.
5.45%, 12/01/2044	600,000	758,607
Anglo American Capital Plc
2.63%, 09/10/2030(3)	1,287,000	1,291,868
2.88%, 03/17/2031(3)	6,709,000	6,858,405
3.63%, 09/11/2024(3)	630,000	678,801
4.00%, 09/11/2027(3)	1,020,000	1,130,848
5.63%, 04/01/2030(3)	4,300,000	5,261,157
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	280,388
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	6,315,919
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	2,527,968
Chevron Phillips Chemical Co. LLC
5.13%, 04/01/2025(3)	1,705,000	1,951,782

	Principal Amount	Value
Dow Chemical Co.
4.55%, 11/30/2025	6,660,000	7,582,204
5.55%, 11/30/2048	3,005,000	4,218,744
DuPont de Nemours, Inc.
5.32%, 11/15/2038	5,665,000	7,492,009
5.42%, 11/15/2048	1,200,000	1,666,142
Ecolab, Inc.
3.25%, 01/14/2023	452,000	470,673
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,744,629
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,229,850
4.95%, 11/15/2021(3)	2,030,000	2,063,219
Glencore Funding LLC
1.63%, 09/01/2025(3)	5,200,000	5,259,121
2.50%, 09/01/2030(3)	5,040,000	5,027,685
3.88%, 10/27/2027(3)	875,000	962,325
3.88%, 04/27/2051(3)	1,000,000	1,047,202
4.00%, 03/27/2027(3)	6,300,000	6,982,624
4.13%, 05/30/2023(3)	1,055,000	1,122,137
4.63%, 04/29/2024(3)	1,500,000	1,644,150
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025(3)	2,875,000	3,169,486
6.76%, 11/15/2048(3)	937,000	1,214,240
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027(3)	2,105,000	2,099,020
3.27%, 11/15/2040(3)	1,205,000	1,236,919
3.47%, 12/01/2050(3)	930,000	966,698
4.45%, 09/26/2028	720,000	832,497
International Paper Co.
8.70%, 06/15/2038	350,000	583,854
LYB International Finance BV
4.88%, 03/15/2044	300,000	373,476
5.25%, 07/15/2043	610,000	788,785
LYB International Finance III LLC
1.25%, 10/01/2025	705,000	703,237
3.38%, 05/01/2030	2,170,000	2,351,304
4.20%, 05/01/2050	4,711,000	5,420,540
LyondellBasell Industries NV
5.75%, 04/15/2024	2,550,000	2,854,082
Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,164,864
5.63%, 11/15/2043	2,055,000	2,682,354
Nucor Corp.
2.98%, 12/15/2055(3)	800,000	773,122
Nutrien Ltd.
3.15%, 10/01/2022	875,000	898,154
4.13%, 03/15/2035	1,960,000	2,237,823
4.20%, 04/01/2029	420,000	483,057
5.25%, 01/15/2045	1,900,000	2,530,478
PPG Industries, Inc.

	Principal Amount	Value
1.20%, 03/15/2026	1,355,000	1,351,547
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030	3,100,000	3,054,114
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	74,197
Samarco Mineracao SA
5.75%, 10/24/2023(3)(6)	537,000	416,175
Sasol Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,469,932
6.50%, 09/27/2028	1,555,000	1,749,375
Solvay Finance America LLC
4.45%, 12/03/2025(3)	11,810,000	13,247,377
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,280,000
Steel Dynamics, Inc.
1.65%, 10/15/2027	1,637,000	1,631,509
3.45%, 04/15/2030	823,000	895,299
Teck Resources Ltd.
3.90%, 07/15/2030	1,200,000	1,292,983
6.25%, 07/15/2041	2,005,000	2,620,053
Union Carbide Corp.
7.75%, 10/01/2096	681,000	1,131,328
Vale Overseas Ltd.
3.75%, 07/08/2030	4,255,000	4,530,298
6.25%, 08/10/2026	15,503,000	18,650,109
6.88%, 11/21/2036	167,000	228,909
6.88%, 11/10/2039	2,107,000	2,947,208
8.25%, 01/17/2034	2,394,000	3,495,240

Total Basic Materials		183,567,902

Communications – 2.89%
Amazon.com, Inc.
3.10%, 05/12/2051	4,236,000	4,449,634
3.25%, 05/12/2061	5,864,000	6,179,775
3.88%, 08/22/2037	1,700,000	2,027,166
America Movil SAB de CV
3.13%, 07/16/2022	374,000	384,218
3.63%, 04/22/2029	6,036,000	6,656,320
4.38%, 04/22/2049	1,214,000	1,488,937
AT&T, Inc.
1.65%, 02/01/2028	2,075,000	2,059,548
2.25%, 02/01/2032	3,510,000	3,444,924
2.30%, 06/01/2027	12,548,000	12,978,432
2.55%, 12/01/2033(3)	17,519,000	17,355,053
3.10%, 02/01/2043	5,270,000	5,163,812
3.50%, 06/01/2041	1,353,000	1,405,451
3.50%, 09/15/2053(3)	19,761,000	19,853,295
3.55%, 09/15/2055(3)	9,196,000	9,226,833
3.65%, 09/15/2059(3)	1,685,000	1,708,756
3.80%, 12/01/2057(3)	987,000	1,028,338
4.50%, 05/15/2035	5,500,000	6,456,008

	Principal Amount	Value
4.65%, 06/01/2044	2,145,000	2,526,677
6.00%, 08/15/2040	2,275,000	3,083,913
6.38%, 03/01/2041	7,828,000	11,237,155
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	889,843
Charter Communications Operating LLC
2.30%, 02/01/2032	4,000,000	3,845,687
3.50%, 06/01/2041	7,240,000	7,289,013
3.70%, 04/01/2051	4,320,000	4,272,768
3.75%, 02/15/2028	2,215,000	2,442,827
3.85%, 04/01/2061	3,577,000	3,510,814
3.90%, 06/01/2052	2,310,000	2,352,057
4.91%, 07/23/2025	17,065,000	19,333,125
5.05%, 03/30/2029	9,119,000	10,771,282
5.38%, 04/01/2038	835,000	1,026,029
5.38%, 05/01/2047	4,610,000	5,649,141
6.38%, 10/23/2035	5,867,000	7,842,226
6.48%, 10/23/2045	1,275,000	1,755,907
6.83%, 10/23/2055	690,000	1,015,662
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	200,061
Comcast Corp.
1.95%, 01/15/2031	2,710,000	2,671,581
3.15%, 03/01/2026	1,716,000	1,866,931
3.15%, 02/15/2028	1,500,000	1,646,135
3.25%, 11/01/2039	3,295,000	3,504,683
3.55%, 05/01/2028	886,000	990,993
3.60%, 03/01/2024	542,000	585,629
3.75%, 04/01/2040	2,195,000	2,474,380
3.90%, 03/01/2038	455,000	523,562
3.97%, 11/01/2047	154,000	179,292
4.00%, 11/01/2049	638,000	751,309
4.05%, 11/01/2052	300,000	357,080
4.20%, 08/15/2034	555,000	657,289
4.25%, 01/15/2033	3,107,000	3,702,808
4.60%, 10/15/2038	4,729,000	5,861,132
4.95%, 10/15/2058	2,000,000	2,765,627
Corning, Inc.
5.35%, 11/15/2048	960,000	1,289,708
Cox Communications, Inc.
1.80%, 10/01/2030(3)	2,118,000	2,018,614
2.60%, 06/15/2031(3)	15,920,000	16,158,692
2.95%, 10/01/2050(3)	1,275,000	1,207,778
3.35%, 09/15/2026(3)	369,000	400,700
3.50%, 08/15/2027(3)	8,245,000	9,051,126
3.60%, 06/15/2051(3)	1,250,000	1,316,285
3.85%, 02/01/2025(3)	1,250,000	1,360,326
4.80%, 02/01/2035(3)	6,000,000	7,271,599
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	590,209

	Principal Amount	Value
3.66%, 05/15/2025(3)	955,000	1,019,879
Deutsche Telekom International Finance BV
4.88%, 03/06/2042(3)	240,000	297,918
8.75%, 06/15/2030	49,000	73,423
Discovery Communications LLC
3.63%, 05/15/2030	2,500,000	2,727,450
5.20%, 09/20/2047	1,375,000	1,708,835
eBay, Inc.
2.60%, 05/10/2031	8,000,000	8,139,691
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	521,128
Level 3 Financing, Inc.
3.40%, 03/01/2027(3)	7,000,000	7,421,050
NBCUniversal Media LLC
4.45%, 01/15/2043	15,000	18,399
5.95%, 04/01/2041	527,000	758,787
NBN Co. Ltd.
2.63%, 05/05/2031(3)	14,200,000	14,545,486
Qwest Corp.
6.75%, 12/01/2021	3,866,000	3,957,818
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,571,295
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	313,681
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	184,606
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	2,120,760
Telefonica Emisiones SA
4.10%, 03/08/2027	4,775,000	5,374,518
4.67%, 03/06/2038	1,175,000	1,381,758
4.90%, 03/06/2048	4,575,000	5,478,251
Tencent Holdings Ltd.
3.84%, 04/22/2051(3)	3,088,000	3,324,608
Time Warner Cable LLC
5.50%, 09/01/2041	6,815,000	8,447,053
5.88%, 11/15/2040	1,275,000	1,649,275
6.55%, 05/01/2037	375,000	510,837
6.75%, 06/15/2039	539,000	750,350
7.30%, 07/01/2038	1,418,000	2,070,886
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	801,557
T-Mobile USA, Inc.
1.50%, 02/15/2026	4,345,000	4,378,196
2.05%, 02/15/2028	5,330,000	5,410,856
3.00%, 02/15/2041	3,230,000	3,190,174
3.30%, 02/15/2051	445,000	444,266
3.50%, 04/15/2025	7,120,000	7,716,976
3.75%, 04/15/2027	8,801,000	9,725,105
3.88%, 04/15/2030	38,285,000	42,795,739

	Principal Amount	Value
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	164,885
Verizon Communications, Inc.
1.68%, 10/30/2030	765,000	730,462
2.10%, 03/22/2028	3,415,000	3,486,426
2.55%, 03/21/2031	8,095,000	8,274,102
2.65%, 11/20/2040	2,329,000	2,241,237
2.99%, 10/30/2056	4,507,000	4,236,750
3.15%, 03/22/2030	5,000,000	5,398,856
3.40%, 03/22/2041	1,500,000	1,586,764
3.70%, 03/22/2061	8,818,000	9,444,594
4.02%, 12/03/2029	712,000	816,392
4.13%, 03/16/2027	2,800,000	3,188,749
4.27%, 01/15/2036	7,668,000	9,123,579
4.40%, 11/01/2034	4,843,000	5,769,015
4.50%, 08/10/2033	7,079,000	8,459,179
4.52%, 09/15/2048	1,065,000	1,317,471
4.81%, 03/15/2039	7,941,000	10,058,688
4.86%, 08/21/2046	7,405,000	9,580,507
ViacomCBS, Inc.
2.90%, 01/15/2027	450,000	477,784
3.70%, 08/15/2024	399,000	431,013
3.70%, 06/01/2028	870,000	967,641
4.00%, 01/15/2026	1,000,000	1,112,018
4.38%, 03/15/2043	718,000	830,767
4.90%, 08/15/2044	315,000	382,071
5.85%, 09/01/2043	2,160,000	2,959,450
Vodafone Group Plc
5.00%, 05/30/2038	3,300,000	4,153,565
5.25%, 05/30/2048	3,594,000	4,735,690
6.15%, 02/27/2037	4,600,000	6,365,285
Walt Disney Co.
3.70%, 10/15/2025	380,000	420,014
6.20%, 12/15/2034	150,000	212,949
7.63%, 11/30/2028	310,000	429,499
8.88%, 04/26/2023	108,000	124,122
9.50%, 07/15/2024	175,000	220,796

Total Communications		516,645,086

Consumer, Cyclical – 1.63%
7-Eleven, Inc.
0.95%, 02/10/2026(3)	3,971,000	3,899,579
1.30%, 02/10/2028(3)	1,274,000	1,230,657
2.50%, 02/10/2041(3)	1,298,000	1,208,485
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,459,931	1,503,357
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	668,811	679,904
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,081,421	1,123,135
Air Canada 2017-1 Class A Pass Through Trust

	Principal Amount	Value
3.55%, 01/15/2030(3)	2,575,016	2,505,676
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,470,192	1,487,374
Alimentation Couche-Tard, Inc.
2.95%, 01/25/2030(3)	1,100,000	1,141,356
3.44%, 05/13/2041(3)	2,460,000	2,539,861
3.63%, 05/13/2051(3)	3,500,000	3,657,364
3.80%, 01/25/2050(3)	2,100,000	2,250,680
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	325,476	330,783
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	2,971,455	2,950,842
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	541,848	560,485
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,196,240	1,219,623
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,221,005	2,256,424
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	1,873,235	1,929,439
American Honda Finance Corp.
2.30%, 09/09/2026	185,000	194,452
2.90%, 02/16/2024	300,000	317,239
AutoZone, Inc.
1.65%, 01/15/2031	3,800,000	3,615,037
BMW US Capital LLC
2.25%, 09/15/2023(3)	894,000	925,836
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,269,557	2,307,549
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,071,636	1,119,820
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,510,090	1,536,101
CK Hutchison International 21 Ltd.
3.13%, 04/15/2041(3)	4,291,000	4,394,384
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	2,709,220	2,770,399
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,000,312	1,062,575
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,156,505	4,395,228
Daimler Finance North America LLC
3.35%, 02/22/2023(3)	1,000,000	1,045,552
Delta Air Lines 2015-1 Class B Pass Through Trust
4.25%, 07/30/2023	1,790,136	1,825,608
Dollar General Corp.
4.13%, 05/01/2028	835,000	956,233
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	4,215,117
Ford Motor Co.

	Principal Amount	Value
5.29%, 12/08/2046	280,000	312,726
Ford Motor Credit Co. LLC
3.34%, 03/28/2022	3,000,000	3,044,100
3.35%, 11/01/2022	620,000	635,438
3.81%, 10/12/2021	6,200,000	6,246,500
4.25%, 09/20/2022	3,800,000	3,923,766
5.88%, 08/02/2021	4,100,000	4,120,910
General Motors Co.
5.00%, 04/01/2035	4,591,000	5,545,337
5.20%, 04/01/2045	2,750,000	3,398,915
5.95%, 04/01/2049	3,028,000	4,121,968
6.13%, 10/01/2025	1,205,000	1,426,482
6.25%, 10/02/2043	3,100,000	4,279,528
6.60%, 04/01/2036	685,000	940,194
General Motors Financial Co., Inc.
1.25%, 01/08/2026	4,283,000	4,254,457
1.50%, 06/10/2026	9,557,000	9,494,659
2.35%, 01/08/2031	2,862,000	2,823,935
2.70%, 08/20/2027	2,585,000	2,686,135
2.70%, 06/10/2031	2,395,000	2,403,610
3.15%, 06/30/2022	1,120,000	1,146,834
3.45%, 01/14/2022	6,500,000	6,590,619
3.45%, 04/10/2022	4,820,000	4,908,747
3.70%, 05/09/2023	4,180,000	4,388,328
3.95%, 04/13/2024	5,535,000	5,954,579
4.00%, 01/15/2025	2,231,000	2,430,516
4.30%, 07/13/2025	1,765,000	1,950,565
4.35%, 01/17/2027	1,035,000	1,163,642
4.38%, 09/25/2021	5,000,000	5,046,458
Home Depot, Inc.
4.40%, 03/15/2045	268,000	339,967
Hyundai Capital America
1.15%, 11/10/2022(3)	5,552,000	5,588,971
1.30%, 01/08/2026(3)	1,005,000	993,189
1.50%, 06/15/2026(3)	20,760,000	20,597,370
1.80%, 10/15/2025(3)	1,190,000	1,207,407
1.80%, 01/10/2028(3)	2,170,000	2,150,584
2.38%, 10/15/2027(3)	1,200,000	1,226,815
3.00%, 02/10/2027(3)	675,000	715,099
3.10%, 04/05/2022(3)	2,500,000	2,547,591
3.40%, 06/20/2024(3)	1,500,000	1,599,061
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,787,058
Kia Corp.
1.75%, 10/16/2026(3)	1,620,000	1,634,489
Kohl’s Corp.
3.38%, 05/01/2031	2,500,000	2,588,166
Lennar Corp.
4.50%, 04/30/2024	880,000	962,500
Lowe’s Companies, Inc.

	Principal Amount	Value
1.70%, 10/15/2030	2,300,000	2,204,841
2.63%, 04/01/2031	19,141,000	19,777,897
3.65%, 04/05/2029	1,701,000	1,902,671
McDonald’s Corp.
4.45%, 03/01/2047	360,000	440,736
4.70%, 12/09/2035	216,000	267,742
6.30%, 10/15/2037	394,000	563,744
MDC Holdings, Inc.
2.50%, 01/15/2031	1,595,000	1,553,753
Nissan Motor Co. Ltd.
4.35%, 09/17/2027(3)	4,222,000	4,640,972
4.81%, 09/17/2030(3)	2,686,000	3,032,602
Nordstrom, Inc.
4.00%, 03/15/2027	2,511,000	2,605,514
4.25%, 08/01/2031(3)	2,871,000	2,990,143
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	551,118
3.60%, 09/01/2027	802,000	897,741
Ross Stores, Inc.
1.88%, 04/15/2031	11,995,000	11,614,109
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	822,302	834,615
Starbucks Corp.
2.55%, 11/15/2030	1,480,000	1,533,504
Toll Brothers Finance Corp.
4.88%, 11/15/2025	1,705,000	1,913,632
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	542,306	573,553
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	751,898	792,688
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	1,447,196	1,471,263
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	6,514,394	6,863,053
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	1,851,694	1,838,591
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 10/07/2028	2,444,949	2,467,580
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,466,970	1,497,349
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025	2,240,741	2,240,192
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	3,414,578	3,477,630
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,233,390	2,335,845
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	455,393	470,140
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	1,939,636	2,080,973

	Principal Amount	Value
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,220,202	2,428,317
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,791,050	2,797,272
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(3)	1,670,000	1,649,635

Total Consumer, Cyclical		292,642,784

Consumer, Non-cyclical – 4.32%
Abbott Laboratories
1.15%, 01/30/2028	1,390,000	1,363,692
4.75%, 11/30/2036	5,000,000	6,438,362
AbbVie, Inc.
2.60%, 11/21/2024	8,919,000	9,404,613
2.80%, 03/15/2023	971,000	1,003,187
2.85%, 05/14/2023	4,900,000	5,099,052
3.25%, 10/01/2022	4,000,000	4,112,625
3.45%, 03/15/2022	1,238,000	1,258,876
3.60%, 05/14/2025	12,060,000	13,159,833
3.80%, 03/15/2025	3,000,000	3,281,539
3.85%, 06/15/2024	1,198,000	1,299,297
4.05%, 11/21/2039	9,038,000	10,496,965
4.25%, 11/21/2049	11,691,000	14,011,831
4.40%, 11/06/2042	1,700,000	2,064,243
4.45%, 05/14/2046	425,000	513,239
4.55%, 03/15/2035	6,025,000	7,312,603
4.70%, 05/14/2045	4,415,000	5,497,759
4.88%, 11/14/2048	2,353,000	3,030,897
5.00%, 12/15/2021	3,500,000	3,533,692
Aetna, Inc.
4.50%, 05/15/2042	4,205,000	5,023,896
4.75%, 03/15/2044	1,800,000	2,229,764
6.75%, 12/15/2037	341,000	503,035
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,418,949
AHS Hospital Corp.
2.78%, 07/01/2051	2,730,000	2,697,103
Altria Group, Inc.
2.45%, 02/04/2032	3,845,000	3,718,429
3.40%, 02/04/2041	8,495,000	8,099,486
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,258,779
Amgen, Inc.
2.20%, 02/21/2027	1,155,000	1,199,250
2.70%, 05/01/2022	5,600,000	5,675,989
3.15%, 02/21/2040	2,000,000	2,084,003
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	552,563
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	4,110,000	4,891,886
4.38%, 04/15/2038	2,240,000	2,678,078

	Principal Amount	Value
4.44%, 10/06/2048	590,000	706,166
4.50%, 06/01/2050	5,390,000	6,559,578
4.60%, 06/01/2060	1,910,000	2,351,154
4.70%, 02/01/2036	12,693,000	15,578,670
4.75%, 01/23/2029	1,150,000	1,369,954
4.75%, 04/15/2058	93,000	116,607
4.90%, 02/01/2046	9,520,000	12,049,940
4.95%, 01/15/2042	2,735,000	3,464,515
5.45%, 01/23/2039	7,035,000	9,278,253
Anthem, Inc.
3.13%, 05/15/2022	484,000	495,885
3.30%, 01/15/2023	271,000	282,674
3.50%, 08/15/2024	694,000	747,509
3.60%, 03/15/2051	4,420,000	4,858,284
4.10%, 03/01/2028	920,000	1,051,475
4.38%, 12/01/2047	4,500,000	5,488,454
4.63%, 05/15/2042	400,000	495,926
4.65%, 01/15/2043	391,000	487,144
4.65%, 08/15/2044	395,000	492,914
5.10%, 01/15/2044	1,690,000	2,223,058
Ascension Health
2.53%, 11/15/2029	1,740,000	1,828,996
3.11%, 11/15/2039	2,670,000	2,849,872
AstraZeneca Plc
2.13%, 08/06/2050	1,040,000	908,282
4.00%, 09/18/2042	540,000	642,773
6.45%, 09/15/2037	500,000	747,427
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050	2,280,000	2,455,137
BAT Capital Corp.
2.26%, 03/25/2028	2,000,000	1,984,997
2.73%, 03/25/2031	6,820,000	6,733,231
3.22%, 08/15/2024	7,145,000	7,589,131
3.73%, 09/25/2040	1,240,000	1,211,619
3.98%, 09/25/2050	2,500,000	2,434,847
4.54%, 08/15/2047	635,000	675,273
BAT International Finance Plc
1.67%, 03/25/2026	1,390,000	1,389,221
Baxalta, Inc.
3.60%, 06/23/2022	110,000	112,879
5.25%, 06/23/2045	50,000	66,233
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,147,406
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051(3)	3,755,000	4,032,129
Biogen, Inc.
2.25%, 05/01/2030	2,577,000	2,584,022
3.15%, 05/01/2050	650,000	638,360
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	1,730,000	1,791,534

	Principal Amount	Value
Boston Scientific Corp.
4.00%, 03/01/2029	2,317,000	2,635,199
4.55%, 03/01/2039	725,000	885,588
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	5,103,000	5,109,111
2.35%, 11/13/2040	3,651,000	3,516,059
4.13%, 06/15/2039	4,294,000	5,181,986
4.35%, 11/15/2047	7,950,000	10,043,345
4.55%, 02/20/2048	1,770,000	2,308,884
4.63%, 05/15/2044	2,640,000	3,438,224
5.00%, 08/15/2045	653,000	892,501
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	3,900,000	3,942,787
Campbell Soup Co.
2.38%, 04/24/2030	895,000	901,634
3.13%, 04/24/2050	494,000	480,222
Cargill, Inc.
2.13%, 04/23/2030(3)	2,783,000	2,818,269
3.25%, 03/01/2023(3)	345,000	361,642
Centene Corp.
2.45%, 07/15/2028	4,940,000	5,006,690
2.50%, 03/01/2031	1,618,000	1,595,752
Children’s Health System of Texas
2.51%, 08/15/2050	2,270,000	2,104,359
Children’s Hospital
2.93%, 07/15/2050	1,340,000	1,330,847
Children’s Hospital Corp.
2.59%, 02/01/2050	1,290,000	1,232,570
Cigna Corp.
3.05%, 11/30/2022	9,105,000	9,423,937
3.25%, 04/15/2025	970,000	1,045,747
4.38%, 10/15/2028	30,325,000	35,268,953
4.50%, 02/25/2026	755,000	859,267
4.80%, 07/15/2046	218,000	276,448
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	1,500,000	1,449,525
2.75%, 01/22/2030	1,370,000	1,426,280
CommonSpirit Health
1.55%, 10/01/2025	1,290,000	1,301,043
2.78%, 10/01/2030	5,925,000	6,148,388
3.91%, 10/01/2050	1,265,000	1,390,396
Conagra Brands, Inc.
1.38%, 11/01/2027	1,755,000	1,712,617
5.40%, 11/01/2048	1,902,000	2,553,234
7.00%, 10/01/2028	3,250,000	4,329,991
Constellation Brands, Inc.
2.88%, 05/01/2030	3,620,000	3,796,125
4.40%, 11/15/2025	760,000	857,152
4.65%, 11/15/2028	4,780,000	5,614,867
Cottage Health Obligated Group

	Principal Amount	Value
3.30%, 11/01/2049	3,560,000	3,843,710
CVS Health Corp.
2.70%, 08/21/2040	2,500,000	2,423,292
4.30%, 03/25/2028	2,017,000	2,317,345
4.78%, 03/25/2038	7,088,000	8,719,985
4.88%, 07/20/2035	2,515,000	3,062,866
5.05%, 03/25/2048	6,313,000	8,199,802
5.13%, 07/20/2045	4,430,000	5,761,879
5.30%, 12/05/2043	3,260,000	4,323,997
CVS Pass-Through Trust
5.77%, 01/10/2033(3)	717,242	850,130
5.93%, 01/10/2034(3)	537,795	650,227
7.51%, 01/10/2032(3)	793,759	1,005,557
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	801,324	1,050,329
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	3,000,000	3,208,647
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	461,512
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	563,329
Element Fleet Management Corp.
1.60%, 04/06/2024(3)	1,405,000	1,427,858
3.85%, 06/15/2025(3)	3,000,000	3,227,188
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	402,051
4.50%, 02/15/2045(3)	300,000	365,897
5.63%, 03/15/2042(3)	357,000	486,698
Experian Finance Plc
2.75%, 03/08/2030(3)	9,240,000	9,549,392
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	2,290,000	2,408,530
4.38%, 05/10/2043	526,000	625,183
Ford Foundation
2.82%, 06/01/2070	4,835,000	4,851,151
Fresenius Medical Care US Finance III, Inc.
3.00%, 12/01/2031(3)	8,000,000	8,160,762
General Mills, Inc.
3.00%, 02/01/2051(3)	3,007,000	3,030,323
Gilead Sciences, Inc.
0.75%, 09/29/2023	6,637,000	6,640,275
1.65%, 10/01/2030	1,700,000	1,643,252
2.60%, 10/01/2040	1,855,000	1,785,783
4.60%, 09/01/2035	4,225,000	5,169,560
Global Payments, Inc.
3.20%, 08/15/2029	2,300,000	2,461,830
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,389,437
4.70%, 11/10/2047(3)	4,500,000	5,289,231
Hackensack Meridian Health, Inc.

	Principal Amount	Value
2.68%, 09/01/2041	3,780,000	3,705,403
2.88%, 09/01/2050	2,000,000	1,972,197
Hartford HealthCare Corp.
3.45%, 07/01/2054	3,370,000	3,537,939
HCA, Inc.
3.50%, 07/15/2051	245,000	244,888
4.50%, 02/15/2027	7,000,000	7,910,525
5.13%, 06/15/2039	1,715,000	2,142,253
5.25%, 06/15/2026	4,200,000	4,861,751
5.50%, 06/15/2047	1,825,000	2,376,920
Hormel Foods Corp.
3.05%, 06/03/2051	2,564,000	2,658,433
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,338,836
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	925,000	981,595
3.43%, 06/15/2027	1,802,000	1,986,449
4.06%, 05/25/2023	2,299,000	2,450,759
4.42%, 05/25/2025	447,000	501,466
4.42%, 12/15/2046	4,032,000	4,836,576
4.99%, 05/25/2038	646,000	823,383
5.09%, 05/25/2048	500,000	659,943
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(3)	7,500,000	7,425,675
Kraft Heinz Foods Co.
3.00%, 06/01/2026	3,353,000	3,570,725
4.38%, 06/01/2046	4,425,000	5,014,404
4.88%, 10/01/2049	3,375,000	4,097,086
Kroger Co.
3.95%, 01/15/2050	1,600,000	1,820,673
4.45%, 02/01/2047	1,010,000	1,202,319
5.40%, 07/15/2040	95,000	124,248
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	2,190,000	2,305,867
Mars, Inc.
3.95%, 04/01/2049(3)	3,482,000	4,174,341
Massachusetts Institute of Technology
3.89%, 07/01/2116	2,906,000	3,565,643
4.68%, 07/01/2114	1,645,000	2,392,036
McKesson Corp.
0.90%, 12/03/2025	2,410,000	2,374,613
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	1,002,385
Memorial Health Services
3.45%, 11/01/2049	3,040,000	3,291,936
MidMichigan Health
3.41%, 06/01/2050	3,480,000	3,737,792
Mondelez International, Inc.
1.50%, 05/04/2025	700,000	712,348
Moody’s Corp.

	Principal Amount	Value
2.55%, 08/18/2060	705,000	624,728
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,113,101
MultiCare Health System
2.80%, 08/15/2050	3,003,000	2,952,727
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	5,180,209
4.55%, 04/15/2028	700,000	803,886
5.20%, 04/15/2048	7,550,000	9,290,690
5.40%, 11/29/2043	3,770,000	4,652,936
NYU Langone Hospitals
3.38%, 07/01/2055	1,270,000	1,345,227
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	3,179,396
Pepperdine University
3.30%, 12/01/2059	1,440,000	1,439,353
PerkinElmer, Inc.
3.63%, 03/15/2051	3,400,000	3,703,572
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,334,792
President & Fellows of Harvard College
2.52%, 10/15/2050	3,480,000	3,481,649
3.30%, 07/15/2056	4,420,000	5,068,550
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,283,069
Quest Diagnostics, Inc.
3.45%, 06/01/2026	223,000	244,875
3.50%, 03/30/2025	4,820,000	5,230,263
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,223,008
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	2,800,000	2,653,037
2.80%, 09/15/2050	1,655,000	1,506,967
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,538,881
Royalty Pharma Plc
0.75%, 09/02/2023(3)	7,105,000	7,125,865
1.20%, 09/02/2025(3)	2,080,000	2,061,064
1.75%, 09/02/2027(3)	2,080,000	2,047,108
3.30%, 09/02/2040(3)	1,720,000	1,732,016
3.55%, 09/02/2050(3)	1,765,000	1,755,550
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	668,000	699,048
3.20%, 09/23/2026	3,626,000	3,936,158
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	14,196,791
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/2040	1,785,000	1,801,839
3.18%, 07/09/2050	1,920,000	1,940,433
3.38%, 07/09/2060	1,210,000	1,241,817

	Principal Amount	Value
Texas Health Resources
2.33%, 11/15/2050	970,000	879,202
4.33%, 11/15/2055	1,000,000	1,306,544
Thermo Fisher Scientific, Inc.
2.95%, 09/19/2026	476,000	513,299
Triton Container International Ltd.
1.15%, 06/07/2024(3)	2,755,000	2,749,551
Tyson Foods, Inc.
4.88%, 08/15/2034	400,000	496,715
5.15%, 08/15/2044	588,000	756,855
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	871,138
UnitedHealth Group, Inc.
2.30%, 05/15/2031	15,160,000	15,525,135
3.10%, 03/15/2026	550,000	599,852
3.25%, 05/15/2051	4,430,000	4,725,779
3.50%, 08/15/2039	1,675,000	1,871,964
4.63%, 07/15/2035	427,000	539,372
Universal Health Services, Inc.
2.65%, 10/15/2030(3)	1,520,000	1,528,406
University of Chicago
2.76%, 04/01/2045	1,575,000	1,597,547
University of Southern California
3.23%, 10/01/2120	1,370,000	1,358,235
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	532,000	586,017
5.25%, 06/15/2046	275,000	334,919
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,744,154
Viatris, Inc.
2.30%, 06/22/2027(3)	3,525,000	3,598,117
3.85%, 06/22/2040(3)	4,820,000	5,125,981
4.00%, 06/22/2050(3)	4,000,000	4,230,116
Viterra Finance BV
3.20%, 04/21/2031(3)	10,250,000	10,330,005
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	1,530,000	1,405,407
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	6,000,000	6,509,426
3.55%, 03/20/2030	9,400,000	10,288,431
3.70%, 03/19/2023	407,000	427,818
Zoetis, Inc.
2.00%, 05/15/2030	1,590,000	1,582,655
3.00%, 09/12/2027	4,685,000	5,046,442

Total Consumer, Non-cyclical		772,150,785

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	403,359
2.75%, 10/03/2026(3)	600,000	636,560
CK Hutchison International 17 II Ltd.

	Principal Amount	Value
2.75%, 03/29/2023(3)	500,000	518,305
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	813,848
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,788,402
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(3)	846,742	959,544
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	466,732

Total Diversified		5,586,750

Energy – 3.38%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	3,856,000	4,545,067
Aker BP ASA
2.88%, 01/15/2026(3)	2,326,000	2,449,932
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	347,170
Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc.
4.49%, 05/01/2030	1,365,000	1,609,901
Baker Hughes Holdings LLC
5.13%, 09/15/2040	600,000	765,992
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,145,000	1,215,349
4.80%, 05/03/2029	960,000	1,104,741
5.95%, 06/01/2026	3,000,000	3,556,647
BP Capital Markets America, Inc.
2.94%, 06/04/2051	3,935,000	3,767,277
3.02%, 01/16/2027	1,052,000	1,135,211
3.06%, 06/17/2041	7,448,000	7,504,332
3.25%, 05/06/2022	262,000	268,555
3.79%, 02/06/2024	9,145,000	9,864,880
BP Capital Markets Plc
3.28%, 09/19/2027	2,309,000	2,528,657
3.51%, 03/17/2025	45,000	49,226
3.54%, 11/04/2024	700,000	762,312
Buckeye Partners LP
5.60%, 10/15/2044	2,000,000	1,940,000
5.85%, 11/15/2043	591,000	586,568
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	5,000,000	6,683,809
6.50%, 02/15/2037	118,000	158,512
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	6,309,485
5.38%, 07/15/2025	10,441,000	11,944,847
5.40%, 06/15/2047	3,590,000	4,442,353
6.80%, 09/15/2037	2,100,000	2,748,443
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	377,000	438,371
5.88%, 03/31/2025	5,900,000	6,761,808
Chevron USA, Inc.

	Principal Amount	Value
3.25%, 10/15/2029	1,155,000	1,278,936
5.05%, 11/15/2044	3,740,000	5,015,180
5.25%, 11/15/2043	3,975,000	5,403,338
6.00%, 03/01/2041	386,000	564,681
Cimarex Energy Co.
3.90%, 05/15/2027	3,045,000	3,356,324
CNOOC Finance 2013 Ltd.
2.88%, 09/30/2029	2,245,000	2,319,467
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,644,455
ConocoPhillips
2.40%, 02/15/2031(3)	1,310,000	1,340,836
3.75%, 10/01/2027(3)	1,000,000	1,123,650
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	696,281
Continental Resources, Inc.
4.38%, 01/15/2028	5,065,000	5,603,156
4.50%, 04/15/2023	3,444,000	3,583,758
Devon Energy Corp.
4.75%, 05/15/2042	722,000	814,675
5.60%, 07/15/2041	1,705,000	2,108,188
Diamondback Energy, Inc.
3.25%, 12/01/2026	10,490,000	11,244,247
4.75%, 05/31/2025	2,000,000	2,251,889
Ecopetrol SA
4.13%, 01/16/2025	383,000	403,571
5.38%, 06/26/2026	537,000	592,096
5.88%, 09/18/2023	395,000	426,580
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	992,228
4.95%, 05/15/2028	1,615,000	1,849,115
5.00%, 05/15/2044	2,000,000	2,179,200
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,483,199
Energy Transfer LP
3.60%, 02/01/2023	1,245,000	1,291,877
4.05%, 03/15/2025	2,250,000	2,439,622
4.75%, 01/15/2026	2,367,000	2,664,792
4.95%, 01/15/2043	1,482,000	1,638,097
5.00%, 05/15/2050	5,545,000	6,408,988
5.25%, 04/15/2029	5,631,000	6,651,167
5.30%, 04/01/2044	200,000	230,605
5.40%, 10/01/2047	1,500,000	1,777,121
5.50%, 06/01/2027	277,000	324,861
6.05%, 06/01/2041	2,000,000	2,536,079
6.13%, 12/15/2045	810,000	1,032,441
6.25%, 04/15/2049	7,273,000	9,543,967
6.50%, 02/01/2042	3,200,000	4,154,642
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	3,213,683

	Principal Amount	Value
5.70%, 10/01/2040(3)	557,000	716,376
ENI USA, Inc.
7.30%, 11/15/2027	400,000	521,836
Enterprise Products Operating LLC
3.70%, 02/15/2026	304,000	336,292
3.90%, 02/15/2024	3,400,000	3,656,872
4.85%, 08/15/2042	4,000,000	4,893,922
4.95%, 10/15/2054	177,000	219,337
5.75%, 03/01/2035	1,075,000	1,387,960
5.95%, 02/01/2041	201,000	277,122
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	257,021
EQM Midstream Partners LP
4.00%, 08/01/2024	2,000,000	2,055,000
4.75%, 07/15/2023	1,684,000	1,757,675
EQT Corp.
3.90%, 10/01/2027	805,000	862,356
Equinor ASA
2.88%, 04/06/2025	665,000	710,639
3.25%, 11/10/2024	508,000	549,760
Exxon Mobil Corp.
2.99%, 03/19/2025	2,800,000	3,003,246
3.00%, 08/16/2039	3,535,000	3,627,059
3.10%, 08/16/2049	2,040,000	2,076,182
3.45%, 04/15/2051	2,645,000	2,878,724
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(3)	1,930,000	1,953,690
4.32%, 12/30/2039(3)	1,365,000	1,388,014
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040(3)	2,450,000	2,431,897
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022(3)	610,000	634,400
6.51%, 03/07/2022(3)	1,140,000	1,184,551
Gray Oak Pipeline LLC
2.00%, 09/15/2023(3)	1,220,000	1,244,332
2.60%, 10/15/2025(3)	5,580,000	5,732,049
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,120,685
4.75%, 08/01/2043	565,000	659,464
4.85%, 11/15/2035	200,000	235,404
7.60%, 08/15/2096(3)	258,000	332,683
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,238,646
Hess Corp.
5.80%, 04/01/2047	3,358,000	4,375,576
6.00%, 01/15/2040	513,000	657,964
HollyFrontier Corp.
2.63%, 10/01/2023	250,000	258,495
5.88%, 04/01/2026	4,573,000	5,289,953
KazMunayGas National Co. JSC

	Principal Amount	Value
4.75%, 04/24/2025(3)	1,590,000	1,780,895
Kinder Morgan Energy Partners LP
4.30%, 05/01/2024	3,700,000	4,031,655
5.00%, 10/01/2021	4,875,000	4,875,000
6.95%, 01/15/2038	2,242,000	3,204,395
7.30%, 08/15/2033	1,650,000	2,329,568
7.50%, 11/15/2040	483,000	712,825
Kinder Morgan, Inc.
2.00%, 02/15/2031	1,290,000	1,240,081
3.25%, 08/01/2050	1,430,000	1,382,869
5.05%, 02/15/2046	600,000	728,582
7.80%, 08/01/2031	4,600,000	6,582,586
Lundin Energy Finance BV
2.00%, 07/15/2026(3)	1,255,000	1,257,009
3.10%, 07/15/2031(3)	3,795,000	3,833,466
Magellan Midstream Partners LP
3.20%, 03/15/2025	386,000	408,206
4.20%, 03/15/2045	5,725,000	6,096,267
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,241,000	1,335,244
4.50%, 05/01/2023	1,919,000	2,046,525
4.50%, 04/01/2048	3,000,000	3,424,461
4.70%, 05/01/2025	11,119,000	12,539,788
4.75%, 12/15/2023	5,537,000	6,041,808
5.13%, 12/15/2026	5,979,000	7,030,281
MPLX LP
2.65%, 08/15/2030	7,390,000	7,458,678
4.50%, 04/15/2038	6,723,000	7,714,343
4.88%, 06/01/2025	3,000,000	3,386,493
5.20%, 03/01/2047	1,018,000	1,253,375
5.20%, 12/01/2047	1,275,000	1,554,905
5.50%, 02/15/2049	950,000	1,229,621
NGPL PipeCo LLC
3.25%, 07/15/2031(3)	2,055,000	2,117,943
Occidental Petroleum Corp.
0.00%, 10/10/2036	4,000,000	2,080,000
3.20%, 08/15/2026	3,000,000	3,022,500
6.45%, 09/15/2036	2,685,000	3,210,186
ONEOK Partners LP
3.38%, 10/01/2022	151,000	155,131
5.00%, 09/15/2023	3,923,000	4,234,974
6.20%, 09/15/2043	2,500,000	3,279,935
6.65%, 10/01/2036	1,050,000	1,414,712
ONEOK, Inc.
2.75%, 09/01/2024	8,370,000	8,811,486
3.10%, 03/15/2030	13,970,000	14,605,682
3.40%, 09/01/2029	925,000	984,631
4.50%, 03/15/2050	915,000	1,018,372
4.95%, 07/13/2047	1,850,000	2,171,143
Petroleos Mexicanos

	Principal Amount	Value
6.35%, 02/12/2048	4,537,000	3,866,431
6.49%, 01/23/2027	1,185,000	1,251,656
6.50%, 03/13/2027	1,090,000	1,150,495
6.50%, 01/23/2029	970,000	997,252
6.75%, 09/21/2047	4,518,000	3,998,430
6.88%, 08/04/2026	2,390,000	2,612,031
Phillips 66
4.88%, 11/15/2044	70,000	87,029
5.88%, 05/01/2042	3,000,000	4,096,312
Phillips 66 Partners LP
3.15%, 12/15/2029	655,000	687,954
3.55%, 10/01/2026	190,000	206,442
3.61%, 02/15/2025	560,000	603,179
4.90%, 10/01/2046	412,000	491,039
Pioneer Natural Resources Co.
1.90%, 08/15/2030	2,330,000	2,244,825
2.15%, 01/15/2031	13,863,000	13,583,904
Plains All American Pipeline LP
3.55%, 12/15/2029	2,800,000	2,948,465
4.70%, 06/15/2044	8,487,000	8,991,142
5.15%, 06/01/2042	2,380,000	2,667,679
Qatar Petroleum
1.38%, 09/12/2026(3)	9,238,000	9,229,224
2.25%, 07/12/2031(3)	3,240,000	3,205,559
3.13%, 07/12/2041(3)	4,183,000	4,167,565
Reliance Industries Ltd.
5.40%, 02/14/2022(3)	1,115,000	1,145,685
S.A. Global Sukuk Ltd.
0.95%, 06/17/2024(3)	1,430,000	1,428,170
1.60%, 06/17/2026(3)	9,473,000	9,466,369
SA Global Sukuk Ltd.
2.69%, 06/17/2031(3)	3,001,000	3,038,212
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	11,922,611
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	1,700,000	1,963,061
5.63%, 03/01/2025	505,000	577,183
5.88%, 06/30/2026	10,000,000	11,837,567
Saudi Arabian Oil Co.
1.25%, 11/24/2023(3)	352,000	355,548
1.63%, 11/24/2025(3)	653,000	659,204
3.25%, 11/24/2050(3)	1,948,000	1,889,560
Schlumberger Finance Canada Ltd.
1.40%, 09/17/2025	2,640,000	2,669,008
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	839,427
3.90%, 05/17/2028(3)	852,000	951,373
Shell International Finance BV
2.75%, 04/06/2030	3,300,000	3,517,590
Sinopec Group Overseas Development 2018 Ltd.

	Principal Amount	Value
3.68%, 08/08/2049(3)	4,318,000	4,615,970
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(3)	428,000	527,159
8.00%, 03/01/2032	446,000	636,484
Spectra Energy Partners LP
4.50%, 03/15/2045	3,000,000	3,514,157
5.95%, 09/25/2043	207,000	281,963
Suncor Energy, Inc.
5.95%, 12/01/2034	1,048,000	1,390,181
5.95%, 05/15/2035	350,000	460,444
6.80%, 05/15/2038	423,000	607,245
7.88%, 06/15/2026	543,000	688,399
TC PipeLines LP
3.90%, 05/25/2027	5,457,000	6,014,376
4.38%, 03/13/2025	8,465,000	9,319,364
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030(3)	1,705,000	1,768,887
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	728,767
3.50%, 01/15/2028(3)	450,000	489,431
TotalEnergies Capital International SA
2.99%, 06/29/2041	4,000,000	4,073,490
3.13%, 05/29/2050	2,465,000	2,498,713
3.46%, 07/12/2049	1,905,000	2,063,852
TransCanada PipeLines Ltd.
4.75%, 05/15/2038	1,000,000	1,202,370
6.20%, 10/15/2037	573,000	785,229
Valero Energy Corp.
1.20%, 03/15/2024	2,070,000	2,087,909
2.15%, 09/15/2027	6,870,000	6,978,739
2.70%, 04/15/2023	1,455,000	1,508,453
6.63%, 06/15/2037	5,000,000	6,854,418
7.50%, 04/15/2032	175,000	245,779
Williams Companies, Inc.
3.90%, 01/15/2025	700,000	765,454
4.30%, 03/04/2024	2,500,000	2,715,530
4.85%, 03/01/2048	3,538,000	4,299,862
4.90%, 01/15/2045	7,000,000	8,456,066
5.40%, 03/04/2044	2,750,000	3,475,238
5.75%, 06/24/2044	2,500,000	3,279,080
6.30%, 04/15/2040	333,000	456,443
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,523,271

Total Energy		605,443,144

Financials – 12.48%
ABN AMRO Bank NV
1.54% (1 Year CMT Index + 0.80%), 06/16/2027(2)(3)	8,400,000	8,343,363
4.75%, 07/28/2025(3)	6,031,000	6,760,365
AerCap Ireland Capital DAC
1.75%, 01/30/2026	1,140,000	1,126,622

	Principal Amount	Value
2.88%, 08/14/2024	1,060,000	1,108,505
3.50%, 01/15/2025	333,000	352,902
4.45%, 12/16/2021	1,260,000	1,279,132
4.45%, 10/01/2025	3,500,000	3,852,716
4.50%, 09/15/2023	5,280,000	5,661,615
6.50%, 07/15/2025	493,000	578,246
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,893,392
3.20%, 09/16/2040(3)	915,000	943,727
3.60%, 04/09/2029(3)	795,000	880,216
3.90%, 04/06/2028(3)	1,000,000	1,121,670
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(2)(3)	1,265,000	1,362,792
4.75%, 10/12/2023(3)	3,500,000	3,801,718
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,362,373
Air Lease Corp.
1.88%, 08/15/2026	3,070,000	3,072,373
2.88%, 01/15/2026	1,300,000	1,365,823
3.25%, 03/01/2025	710,000	756,814
3.25%, 10/01/2029	3,950,000	4,116,683
3.38%, 07/01/2025	1,835,000	1,971,032
3.88%, 07/03/2023	2,500,000	2,651,989
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,190,000	1,124,914
2.00%, 05/18/2032	2,180,000	2,123,608
3.00%, 05/18/2051	3,480,000	3,404,402
3.80%, 04/15/2026	338,000	376,353
4.00%, 02/01/2050	1,451,000	1,662,748
American Express Co.
4.20%, 11/06/2025	1,400,000	1,586,004
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,558,304
American International Group, Inc.
3.88%, 01/15/2035	376,000	425,221
3.90%, 04/01/2026	1,370,000	1,528,839
4.13%, 02/15/2024	107,000	116,512
4.50%, 07/16/2044	5,506,000	6,682,858
American Tower Corp.
1.50%, 01/31/2028	2,660,000	2,586,514
1.88%, 10/15/2030	2,485,000	2,397,183
2.10%, 06/15/2030	1,300,000	1,278,409
2.25%, 01/15/2022	600,000	606,204
2.95%, 01/15/2051	875,000	835,403
3.10%, 06/15/2050	1,340,000	1,309,157
3.38%, 10/15/2026	506,000	551,205
3.70%, 10/15/2049	2,065,000	2,241,217
3.80%, 08/15/2029	2,500,000	2,785,550
American Tower Trust
3.07%, 03/15/2023(3)	2,900,000	2,914,107

	Principal Amount	Value
AmFam Holdings, Inc.
2.81%, 03/11/2031(3)	5,000,000	5,118,825
AmSouth Bancorp
6.75%, 11/01/2025	527,000	637,474
ANZ New Zealand Int’l Ltd.
3.45%, 01/21/2028(3)	500,000	553,194
Aon Corp.
2.80%, 05/15/2030	6,234,000	6,544,576
Aon Plc
3.50%, 06/14/2024	815,000	875,132
4.00%, 11/27/2023	5,000,000	5,358,934
Arthur J Gallagher & Co.
3.50%, 05/20/2051	3,000,000	3,141,921
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,187,242
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,297,471
Athene Global Funding
0.95%, 01/08/2024(3)	3,000,000	3,002,406
1.61%, 06/29/2026(3)	7,691,000	7,691,851
2.67%, 06/07/2031(3)	6,369,000	6,450,833
2.95%, 11/12/2026(3)	8,370,000	8,911,021
Australia & New Zealand Banking Group Ltd.
2.57% (5 Year CMT Index + 1.70%), 11/25/2035(2)(3)	4,590,000	4,458,634
4.40%, 05/19/2026(3)	1,816,000	2,046,540
4.50%, 03/19/2024(3)	9,000,000	9,846,956
Aviation Capital Group LLC
3.88%, 05/01/2023(3)	780,000	817,217
5.50%, 12/15/2024(3)	1,745,000	1,972,425
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026(3)	1,430,000	1,424,078
2.88%, 02/15/2025(3)	1,000,000	1,029,601
3.63%, 05/01/2022(3)	1,000,000	1,023,095
3.95%, 07/01/2024(3)	3,700,000	3,945,984
4.25%, 04/15/2026(3)	1,710,000	1,853,086
4.38%, 05/01/2026(3)	790,000	858,722
5.13%, 10/01/2023(3)	970,000	1,048,672
5.25%, 05/15/2024(3)	2,790,000	3,068,522
5.50%, 01/15/2023(3)	5,969,000	6,339,742
5.50%, 01/15/2026(3)	3,000,000	3,402,789
Banco Nacional de Panama
2.50%, 08/11/2030(3)	2,750,000	2,663,457
Banco Santander SA
1.31% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	1,013,660
1.85%, 03/25/2026	3,400,000	3,436,262
2.75%, 05/28/2025	1,600,000	1,686,077
2.75%, 12/03/2030	1,400,000	1,386,865
3.13%, 02/23/2023	2,200,000	2,291,700
3.50%, 04/11/2022	5,000,000	5,121,361
3.85%, 04/12/2023	2,400,000	2,539,709

	Principal Amount	Value
5.18%, 11/19/2025	1,500,000	1,714,264
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(2)	950,000	957,548
1.73% (Secured Overnight Financing Rate + 0.96%), 07/22/2027(2)	3,131,000	3,155,081
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(2)	1,285,000	1,249,338
2.09% (Secured Overnight Financing Rate + 1.06%), 06/14/2029(2)	15,630,000	15,756,473
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)	2,000,000	2,092,190
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(2)	2,965,000	3,027,246
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(2)	11,813,000	12,178,461
2.68% (Secured Overnight Financing Rate + 1.93%), 06/19/2041(2)	13,584,000	13,183,261
2.69% (Secured Overnight Financing Rate + 1.32%), 04/22/2032(2)	17,025,000	17,515,227
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(2)	5,130,000	5,403,894
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	15,679,000	16,248,902
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,000,000	5,326,338
3.25%, 10/21/2027	2,668,000	2,894,085
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,617,293
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)	1,640,000	1,786,139
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	4,105,000	4,313,028
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	6,509,000	7,128,811
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,587,379
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	4,976,018
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	10,000,000	11,096,273
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	8,174,000	8,715,596
3.95%, 04/21/2025	5,201,000	5,707,834
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	2,820,000	3,197,826
4.00%, 01/22/2025	5,349,000	5,870,329
4.20%, 08/26/2024	4,140,000	4,538,414
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,723,184
4.30% (3 Month LIBOR USD + 2.66%), 07/28/2169(2)	3,075,000	3,179,550
4.45%, 03/03/2026	7,140,000	8,109,575
6.11%, 01/29/2037	3,580,000	4,891,757
7.75%, 05/14/2038	137,000	216,230
Bank of Montreal
1.85%, 05/01/2025	1,950,000	2,011,416
3.30%, 02/05/2024	1,200,000	1,285,019
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	7,901,542
4.34% (5 Year Swap Rate USD + 1.28%), 10/05/2028(2)	2,070,000	2,223,286
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,039,554
3.00%, 02/24/2025	5,360,000	5,765,861
3.30%, 08/23/2029	241,000	267,382
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	1,018,364
Bank of Nova Scotia
1.63%, 05/01/2023	4,092,000	4,181,839
2.20%, 02/03/2025	2,478,000	2,582,168
Banque Federative du Credit Mutuel SA
3.75%, 07/20/2023(3)	1,650,000	1,758,195
Barclays Plc
1.01% (1 Year CMT Index + 0.80%), 12/10/2024(2)	3,434,000	3,446,248

	Principal Amount	Value
3.65%, 03/16/2025	2,522,000	2,730,771
3.68%, 01/10/2023	10,650,000	10,832,174
3.81% (1 Year CMT Index + 1.70%), 03/10/2042(2)	3,458,000	3,648,134
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(2)	4,500,000	4,857,765
4.34%, 01/10/2028	2,360,000	2,638,784
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,358,886
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,868,892
5.20%, 05/12/2026	500,000	571,070
BBVA USA
2.50%, 08/27/2024	1,615,000	1,699,476
3.88%, 04/10/2025	7,840,000	8,637,949
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	5,473,000	5,463,149
4.30%, 05/15/2043	322,000	401,238
4.40%, 05/15/2042	1,524,000	1,913,305
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	209,275
Blackstone Secured Lending Fund
3.65%, 07/14/2023(3)	2,110,000	2,199,441
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(2)(3)	8,178,000	8,078,925
1.68% (Secured Overnight Financing Rate + 0.91%), 06/30/2027(2)(3)	2,660,000	2,657,536
1.90% (Secured Overnight Financing Rate + 1.61%), 09/30/2028(2)(3)	6,280,000	6,237,228
2.22% (Secured Overnight Financing Rate + 2.07%), 06/09/2026(2)(3)	782,000	805,935
2.59% (5 Year CMT Index + 2.05%), 08/12/2035(2)(3)	5,764,000	5,630,926
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(2)(3)	4,000,000	4,208,566
2.82%, 01/26/2041(3)	1,136,000	1,074,288
2.87% (Secured Overnight Financing Rate + 1.39%), 04/19/2032(2)(3)	3,560,000	3,656,015
3.38%, 01/09/2025(3)	10,725,000	11,503,232
3.50%, 03/01/2023(3)	430,000	451,056
3.80%, 01/10/2024(3)	1,600,000	1,716,152
BNZ International Funding Ltd.
2.65%, 11/03/2022(3)	1,516,000	1,564,179
3.38%, 03/01/2023(3)	6,000,000	6,296,127
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,555,183
2.75%, 09/18/2022(3)	780,000	793,933
BOC Aviation USA Corp.
1.63%, 04/29/2024(3)	2,170,000	2,187,073
Boston Properties LP
3.13%, 09/01/2023	300,000	314,567
3.20%, 01/15/2025	1,139,000	1,220,223
3.65%, 02/01/2026	557,000	613,751
BPCE SA
1.00%, 01/20/2026(3)	3,225,000	3,180,335
1.65% (Secured Overnight Financing Rate + 1.52%), 10/06/2026(2)(3)	1,566,000	1,572,911
2.28% (Secured Overnight Financing Rate + 1.31%), 01/20/2032(2)(3)	10,100,000	9,907,579
2.75%, 01/11/2023(3)	1,000,000	1,036,384
3.25%, 01/11/2028(3)	7,815,000	8,485,640
4.50%, 03/15/2025(3)	2,000,000	2,203,596

	Principal Amount	Value
4.63%, 07/11/2024(3)	1,300,000	1,428,789
5.15%, 07/21/2024(3)	2,800,000	3,119,735
5.70%, 10/22/2023(3)	3,645,000	4,035,255
Brixmor Operating Partnership LP
2.25%, 04/01/2028	1,930,000	1,927,693
3.85%, 02/01/2025	1,100,000	1,196,482
4.05%, 07/01/2030	2,286,000	2,557,709
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	859,300
4.70%, 09/20/2047	769,000	938,192
4.85%, 03/29/2029	875,000	1,030,281
Brown & Brown, Inc.
2.38%, 03/15/2031	4,150,000	4,146,454
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026	17,574,000	17,488,659
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,278,008
Capital One Financial Corp.
3.20%, 02/05/2025	726,000	780,287
3.75%, 04/24/2024	824,000	890,201
3.75%, 07/28/2026	960,000	1,059,002
3.90%, 01/29/2024	8,512,000	9,186,321
3.95% (5 Year CMT Index + 3.16%), 09/01/2169(2)	2,435,000	2,486,744
4.20%, 10/29/2025	400,000	446,673
Cboe Global Markets, Inc.
1.63%, 12/15/2030	10,880,000	10,474,925
Charles Schwab Corp.
1.65%, 03/11/2031	11,130,000	10,804,267
3.20%, 03/02/2027	1,700,000	1,854,943
3.23%, 09/01/2022	165,000	170,372
4.00% (10 year CMT Index + 3.08%), 03/01/2170(2)	1,190,000	1,217,370
4.00% (5 Year CMT Index + 3.17%), 06/01/2170(2)	3,225,000	3,362,063
Citigroup, Inc.
1.12% (Secured Overnight Financing Rate + 0.77%), 01/28/2027(2)	36,088,000	35,577,022
2.56% (Secured Overnight Financing Rate + 1.17%), 05/01/2032(2)(13)	19,270,000	19,615,931
2.57% (Secured Overnight Financing Rate + 2.11%), 06/03/2031(2)	6,311,000	6,487,848
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	2,500,000	2,564,187
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	2,276,000	2,310,439
3.20%, 10/21/2026	905,000	980,351
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	3,846,000	4,211,700
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	4,625,000	5,100,823
3.70%, 01/12/2026	9,150,000	10,118,649
3.88% (5 Year CMT Index + 3.42%), 05/18/2170(2)	3,970,000	4,054,362
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	14,855,000	16,532,811
3.98% (3 Month LIBOR USD + 1.34%), 03/20/2030(2)	3,490,000	3,952,937
4.08% (3 Month LIBOR USD + 1.19%), 04/23/2029(2)	1,111,000	1,260,036
4.30%, 11/20/2026	5,442,000	6,143,246
4.40%, 06/10/2025	12,181,000	13,603,975
4.45%, 09/29/2027	10,467,000	11,958,506
6.63%, 01/15/2028	387,000	495,628

	Principal Amount	Value
Citizens Bank N.A.
3.70%, 03/29/2023	1,370,000	1,442,012
Citizens Financial Group, Inc.
2.64%, 09/30/2032	343,000	343,007
3.25%, 04/30/2030	5,000,000	5,417,283
CNA Financial Corp.
3.45%, 08/15/2027	820,000	898,663
3.95%, 05/15/2024	303,000	327,847
7.25%, 11/15/2023	7,470,000	8,584,050
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,179,889
Commonwealth Bank of Australia
3.74%, 09/12/2039(3)	5,000,000	5,508,872
Cooperatieve Rabobank UA
4.38%, 08/04/2025	570,000	636,456
4.63%, 12/01/2023	5,635,000	6,161,762
Credit Agricole SA
1.25% (Secured Overnight Financing Rate + 0.89%), 01/26/2027(2)(3)	27,806,000	27,375,941
1.91% (Secured Overnight Financing Rate + 1.68%), 06/16/2026(2)(3)	6,715,000	6,846,217
2.81%, 01/11/2041(3)	1,485,000	1,408,975
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,428,755
4.38%, 03/17/2025(3)	305,000	335,394
Credit Suisse AG/New York NY
0.50%, 02/02/2024	3,100,000	3,087,221
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(2)(3)	4,075,000	3,991,261
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(2)(3)	1,020,000	1,044,389
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,508,543
3.09% (Secured Overnight Financing Rate + 1.73%), 05/14/2032(2)(3)	2,915,000	3,003,184
3.57%, 01/09/2023(3)	3,216,000	3,266,927
3.80%, 06/09/2023	8,500,000	9,008,098
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,000,000	2,202,348
4.28%, 01/09/2028(3)	3,973,000	4,419,513
4.55%, 04/17/2026	1,500,000	1,698,918
Crown Castle International Corp.
2.25%, 01/15/2031	2,585,000	2,551,468
2.50%, 07/15/2031	6,359,000	6,404,267
4.00%, 03/01/2027	261,000	292,082
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2170(2)(3)	1,179,000	1,274,794
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	872,956
Danske Bank
1.17% (1 Year CMT Index + 1.03%), 12/08/2023(2)(3)	4,448,000	4,470,315
2.70%, 03/02/2022(3)	542,000	550,592
Deutsche Bank AG
3.30%, 11/16/2022	3,000,000	3,107,910
3.70%, 05/30/2024	850,000	910,641
3.70%, 05/30/2024	2,063,000	2,214,891
4.25%, 10/14/2021	4,165,000	4,210,163

	Principal Amount	Value
Deutsche Bank AG/New York NY
0.90%, 05/28/2024	2,826,000	2,813,132
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(2)(13)	6,700,000	6,798,538
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(2)	2,835,000	2,911,604
3.04% (Secured Overnight Financing Rate + 1.72%), 05/28/2032(2)(13)	2,462,000	2,503,480
3.95%, 02/27/2023	5,000,000	5,250,288
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	530,603
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	517,113
Discover Bank
3.35%, 02/06/2023	2,000,000	2,083,511
3.45%, 07/27/2026	4,802,000	5,242,119
4.20%, 08/08/2023	6,305,000	6,788,965
4.65%, 09/13/2028	4,000,000	4,694,191
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,191,704
4.10%, 02/09/2027	3,471,000	3,883,913
DNB Bank ASA
1.13% (1 Year CMT Index + 0.85%), 09/16/2026(2)(3)	4,000,000	3,969,031
Duke Realty LP
2.88%, 11/15/2029	800,000	841,540
3.25%, 06/30/2026	203,000	219,971
3.63%, 04/15/2023	7,744,000	8,102,259
Equinix, Inc.
2.00%, 05/15/2028	4,467,000	4,486,223
2.90%, 11/18/2026	2,580,000	2,759,793
Essex Portfolio LP
1.65%, 01/15/2031	910,000	852,293
1.70%, 03/01/2028	10,042,000	9,860,749
2.65%, 03/15/2032	1,740,000	1,765,324
F&G Global Funding
1.75%, 06/30/2026(3)	1,905,000	1,912,839
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/2025(3)	5,000,000	5,164,636
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,520,952
FMR LLC
4.95%, 02/01/2033(3)	250,000	313,891
6.45%, 11/15/2039(3)	258,000	376,543
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,088,181
GE Capital Funding LLC
4.05%, 05/15/2027	4,000,000	4,527,147
4.40%, 05/15/2030	9,673,000	11,272,261
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	23,743,000	28,455,546
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,512,488
Goldman Sachs Capital I

	Principal Amount	Value
6.35%, 02/15/2034	127,000	177,993
Goldman Sachs Group, Inc.
0.86% (Secured Overnight Financing Rate + 0.61%), 02/12/2026(2)	2,395,000	2,377,425
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(2)	5,125,000	5,110,551
1.54% (Secured Overnight Financing Rate + 0.82%), 09/10/2027(2)	6,340,000	6,322,155
1.99% (Secured Overnight Financing Rate + 1.09%), 01/27/2032(2)	7,395,000	7,181,983
2.62% (Secured Overnight Financing Rate + 1.28%), 04/22/2032(2)	9,805,000	10,016,466
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	6,425,000	6,475,562
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	6,350,000	6,509,336
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	5,980,090
3.50%, 01/23/2025	6,509,000	7,037,503
3.50%, 11/16/2026	1,700,000	1,848,583
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	9,911,000	10,942,820
3.75%, 05/22/2025	1,305,000	1,427,599
3.75%, 02/25/2026	9,005,000	9,962,159
3.80% (5 Year CMT Index + 2.97%), 11/10/2169(2)	1,845,000	1,877,841
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	6,655,000	7,589,998
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	8,453,000	10,291,827
5.15%, 05/22/2045	4,000,000	5,348,556
6.75%, 10/01/2037	2,170,000	3,159,894
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	230,376
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	934,151
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	818,353
GTP Acquisition Partners I LLC
3.48%, 06/16/2025(3)	1,824,000	1,937,299
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,610,000	7,183,756
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	5,610,000	5,612,117
Hartford Financial Services Group, Inc.
3.60%, 08/19/2049	1,000,000	1,096,437
4.30%, 04/15/2043	1,080,000	1,274,277
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	1,380,000	1,332,706
3.75%, 07/01/2027	1,734,000	1,926,869
Healthpeak Properties, Inc.
1.35%, 02/01/2027	3,776,000	3,771,356
3.40%, 02/01/2025	41,000	44,036
3.50%, 07/15/2029	1,742,000	1,923,537
HSBC Holdings Plc
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(2)	2,500,000	2,504,819
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(2)	3,585,000	3,597,213
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(2)	2,580,000	2,581,760
2.80% (Secured Overnight Financing Rate + 1.19%), 05/24/2032(2)	4,708,000	4,831,581
3.60%, 05/25/2023	1,000,000	1,058,836
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	11,147,000	11,986,194
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,382,031

	Principal Amount	Value
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	1,000,000	1,119,276
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	3,161,000	3,505,736
4.25%, 03/14/2024	1,000,000	1,083,257
4.25%, 08/18/2025	1,009,000	1,117,931
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,790,174
4.30%, 03/08/2026	1,000,000	1,127,937
6.10%, 01/14/2042	1,060,000	1,544,240
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,155,509
ING Groep NV
1.40% (1 Year CMT Index + 1.10%), 07/01/2026(2)(3)	1,940,000	1,944,751
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(2)	705,000	711,020
4.10%, 10/02/2023	3,175,000	3,423,977
Intact US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,572,254
International Lease Finance Corp.
5.88%, 08/15/2022	438,000	463,502
8.63%, 01/15/2022	1,200,000	1,251,077
Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	11,619,384
Invesco Finance Plc
3.75%, 01/15/2026	4,249,000	4,697,040
4.00%, 01/30/2024	2,489,000	2,694,441
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	817,144
3.05%, 04/29/2026(3)	473,000	508,016
3.25%, 01/30/2024(3)	460,000	489,797
Jefferies Group LLC
5.13%, 01/20/2023	9,100,000	9,723,900
6.25%, 01/15/2036	155,000	207,151
6.45%, 06/08/2027	428,000	532,996
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	850,529
JP Morgan Chase & Co.
0.97% (Secured Overnight Financing Rate + 0.58%), 06/23/2025(2)	11,993,000	12,007,172
1.58% (Secured Overnight Financing Rate + 0.89%), 04/22/2027(2)	5,000,000	5,025,905
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(2)	12,266,000	11,912,723
2.07% (Secured Overnight Financing Rate + 1.02%), 06/01/2029(2)	13,527,000	13,633,336
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(2)	3,244,000	3,321,796
2.58% (Secured Overnight Financing Rate + 1.25%), 04/22/2032(2)	6,390,000	6,558,311
2.95%, 10/01/2026	5,000,000	5,380,385
3.11% (Secured Overnight Financing Rate + 2.44%), 04/22/2051(2)	1,474,000	1,520,735
3.13%, 01/23/2025	13,475,000	14,460,154
3.16% (Secured Overnight Financing Rate + 1.46%), 04/22/2042(2)	1,506,000	1,567,641
3.20%, 06/15/2026	3,989,000	4,342,326
3.30%, 04/01/2026	1,870,000	2,045,384
3.38%, 05/01/2023	3,800,000	4,000,086
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,435,670
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	5,770,000	6,771,006
4.00% (Secured Overnight Financing Rate + 2.75%), 10/01/2169(2)	4,275,000	4,331,430

	Principal Amount	Value
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,622,849
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	6,238,589
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	11,295,976
4.60% (Secured Overnight Financing Rate + 3.13%), 08/01/2169(2)	1,985,000	2,057,056
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2170(2)	5,010,000	5,295,320
KeyBank N.A.
3.18%, 05/22/2022	567,000	581,643
KeyCorp
4.15%, 10/29/2025	950,000	1,069,528
LeasePlan Corp. NV
2.88%, 10/24/2024(3)	5,500,000	5,776,194
Liberty Mutual Group, Inc.
3.95%, 10/15/2050(3)	6,769,000	7,540,012
4.25%, 06/15/2023(3)	72,000	76,901
4.57%, 02/01/2029(3)	2,301,000	2,687,908
Liberty Mutual Insurance Co.
7.70%, 10/15/2097(3)	100,000	155,459
8.50%, 05/15/2025(3)	700,000	860,852
Life Storage LP
2.20%, 10/15/2030	2,630,000	2,597,378
4.00%, 06/15/2029	1,831,000	2,050,822
Lincoln National Corp.
7.00%, 06/15/2040	1,715,000	2,620,364
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(2)	2,280,000	2,281,178
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	9,228,447
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	1,093,774
3.75%, 01/11/2027	2,000,000	2,208,967
4.05%, 08/16/2023	3,000,000	3,216,276
4.38%, 03/22/2028	949,000	1,089,873
4.45%, 05/08/2025	855,000	959,454
4.50%, 11/04/2024	2,010,000	2,223,515
4.58%, 12/10/2025	550,000	618,000
LSEGA Financing Plc
2.00%, 04/06/2028(3)	4,565,000	4,616,391
Macquarie Bank Ltd.
3.05% (5 Year CMT Index + 1.70%), 03/03/2036(2)(3)	2,090,000	2,077,010
4.00%, 07/29/2025(3)	500,000	555,014
Macquarie Group Ltd.
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,214,257
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,116,873
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	5,271,684
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	2,107,585
Markel Corp.
3.63%, 03/30/2023	400,000	420,160
4.15%, 09/17/2050	655,000	756,689
5.00%, 04/05/2046	1,265,000	1,626,210
Massachusetts Mutual Life Insurance Co.
3.73%, 10/15/2070(3)	2,690,000	2,853,171

	Principal Amount	Value
4.90%, 04/01/2077(3)	5,000,000	6,488,829
7.63%, 11/15/2023(3)	550,000	608,323
MassMutual Global Funding II
2.75%, 06/22/2024(3)	700,000	742,312
MBIA Insurance Corp.
11.44% (3 Month LIBOR USD + 11.26%), 01/15/2033(2)(3)	86,000	25,263
MetLife, Inc.
4.88%, 11/13/2043	3,000,000	3,953,116
6.40%, 12/15/2036	3,530,000	4,533,659
Metropolitan Life Global Funding I
3.00%, 01/10/2023(3)	407,000	423,161
3.00%, 09/19/2027(3)	1,180,000	1,272,060
3.88%, 04/11/2022(3)	1,480,000	1,522,332
Mid-America Apartments LP
1.70%, 02/15/2031	1,330,000	1,263,286
4.00%, 11/15/2025	1,500,000	1,665,245
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022(3)	764,000	781,306
3.96%, 09/19/2023(3)	2,730,000	2,910,767
Mitsubishi UFJ Financial Group, Inc.
0.85% (1 Year CMT Index + 0.68%), 09/15/2024(2)	16,402,000	16,488,804
2.05%, 07/17/2030	2,940,000	2,929,776
2.19%, 02/25/2025	5,000,000	5,203,667
2.53%, 09/13/2023	481,000	502,575
2.67%, 07/25/2022	800,000	819,843
3.00%, 02/22/2022	206,000	209,652
3.41%, 03/07/2024	2,520,000	2,700,495
3.46%, 03/02/2023	4,000,000	4,201,262
3.75%, 07/18/2039	1,615,000	1,839,079
Mizuho Bank Ltd.
3.60%, 09/25/2024(3)	1,250,000	1,355,826
Mizuho Financial Group, Inc.
1.23% (1 Year CMT Index + 0.67%), 05/22/2027(2)	2,378,000	2,343,089
1.24% (Secured Overnight Financing Rate + 1.25%), 07/10/2024(2)(5)	1,480,000	1,500,396
2.17% (1 Year CMT Index + 0.87%), 05/22/2032(2)	9,000,000	8,939,262
2.23% (3 Month LIBOR USD + 0.83%), 05/25/2026(2)	1,740,000	1,800,238
2.60%, 09/11/2022	3,500,000	3,594,337
2.87% (Secured Overnight Financing Rate + 1.57%), 09/13/2030(2)	1,620,000	1,700,617
2.95%, 02/28/2022	2,000,000	2,035,775
Morgan Stanley
0.53% (Secured Overnight Financing Rate + 0.46%), 01/25/2024(2)	3,170,000	3,168,393
1.59% (Secured Overnight Financing Rate + 0.88%), 05/04/2027(2)	8,112,000	8,169,395
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(2)	2,440,000	2,344,381
1.93% (Secured Overnight Financing Rate + 1.02%), 04/28/2032(2)	13,945,000	13,554,934
2.19% (Secured Overnight Financing Rate + 1.99%), 04/28/2026(2)	9,020,000	9,365,481
2.72% (Secured Overnight Financing Rate + 1.15%), 07/22/2025(2)	873,000	918,201
3.22% (Secured Overnight Financing Rate + 1.49%), 04/22/2042(2)	7,010,000	7,430,913
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,515,794
3.63%, 01/20/2027	9,380,000	10,400,731
3.70%, 10/23/2024	2,029,000	2,213,638

	Principal Amount	Value
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,552,565
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,905,694
3.88%, 04/29/2024	2,050,000	2,229,628
3.88%, 01/27/2026	3,125,000	3,493,736
3.95%, 04/23/2027	14,190,000	15,855,455
4.10%, 05/22/2023	3,460,000	3,684,171
4.35%, 09/08/2026	930,000	1,053,008
4.43% (3 Month LIBOR USD + 1.63%), 01/23/2030(2)	2,304,000	2,697,732
5.00%, 11/24/2025	4,959,000	5,717,112
MUFG Bank Ltd.
3.75%, 03/10/2024(3)	3,215,000	3,474,490
4.10%, 09/09/2023(3)	239,000	257,854
National Australia Bank Ltd.
2.33%, 08/21/2030(3)	7,300,000	7,085,094
2.65%, 01/14/2041(3)	1,255,000	1,173,894
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,524,252
National Retail Properties, Inc.
3.50%, 10/15/2027	400,000	432,152
3.60%, 12/15/2026	700,000	764,162
3.90%, 06/15/2024	1,310,000	1,414,262
Nationwide Building Society
1.00%, 08/28/2025(3)	1,085,000	1,074,866
4.00%, 09/14/2026(3)	9,650,000	10,637,194
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	12,454,136
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(2)	11,094,000	11,092,612
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(2)	1,833,000	1,947,563
3.88%, 09/12/2023	1,300,000	1,388,719
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,717,073
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	595,837
4.80%, 04/05/2026	3,017,000	3,454,268
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	5,490,000	6,429,390
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	8,298,278
NatWest Markets Plc
0.80%, 08/12/2024(3)	2,195,000	2,184,940
New York Life Global Funding
3.00%, 01/10/2028(3)	2,022,000	2,197,702
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	5,283,632
Nomura Holdings, Inc.
1.85%, 07/16/2025	5,000,000	5,110,981
2.65%, 01/16/2025	2,597,000	2,728,317
2.68%, 07/16/2030	1,550,000	1,574,254
Nordea Bank Abp
3.75%, 08/30/2023(3)	4,000,000	4,269,862
4.25%, 09/21/2022(3)	12,865,000	13,437,033
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	446,902
Northwestern Mutual Global Funding

	Principal Amount	Value
1.70%, 06/01/2028(3)	1,995,000	1,996,906
Office Properties Income Trust
4.00%, 07/15/2022	1,255,000	1,295,902
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,021,594
3.88%, 03/20/2027(3)	1,044,000	1,150,329
ORIX Corp.
3.25%, 12/04/2024	1,500,000	1,617,086
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	853,685
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(3)	655,000	688,521
5.25%, 08/15/2022(3)	9,135,000	9,558,978
5.50%, 02/15/2024(3)	1,960,000	2,154,635
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,683,998
PNC Bank N.A.
4.20%, 11/01/2025	322,000	364,654
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,159,767
Private Export Funding Corp.
2.80%, 05/15/2022	1,200,000	1,227,820
3.25%, 06/15/2025	1,280,000	1,391,836
3.55%, 01/15/2024	2,489,000	2,680,098
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2169(2)	780,000	817,822
Prologis LP
1.25%, 10/15/2030	10,115,000	9,517,178
2.25%, 04/15/2030	305,000	311,527
Protective Life Corp.
4.30%, 09/30/2028(3)	4,500,000	5,042,569
Prudential Financial, Inc.
3.91%, 12/07/2047	1,231,000	1,429,780
6.63%, 06/21/2040	5,995,000	9,035,580
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,124,575
Realty Income Corp.
1.80%, 03/15/2033	1,320,000	1,254,938
3.25%, 01/15/2031	1,740,000	1,895,623
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,316,745
Safehold Operating Partnership LP
2.80%, 06/15/2031	7,000,000	6,997,388
Sammons Financial Group, Inc.
3.35%, 04/16/2031(3)	7,000,000	7,204,565
Santander UK Group Holdings Plc
1.67% (Secured Overnight Financing Rate + 0.99%), 06/14/2027(2)	2,290,000	2,286,497
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	879,713
4.75%, 09/15/2025(3)	1,810,000	2,030,963
Santander UK Plc

	Principal Amount	Value
5.00%, 11/07/2023(3)	4,150,000	4,524,247
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,493,479
Scentre Group Trust 2
4.75% (5 Year CMT Index + 4.38%), 09/24/2080(2)(3)	1,865,000	1,990,888
SITE Centers Corp.
4.70%, 06/01/2027	368,000	407,515
Societe Generale SA
1.49% (1 Year CMT Index + 1.10%), 12/14/2026(2)(3)	19,302,000	19,126,642
1.79% (1 Year CMT Index + 1.00%), 06/09/2027(2)(3)	7,100,000	7,082,740
2.63%, 01/22/2025(3)	9,980,000	10,411,295
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(2)(3)	8,975,000	9,081,982
3.00%, 01/22/2030(3)	1,689,000	1,759,237
3.25%, 01/12/2022(3)	7,000,000	7,108,611
3.63%, 03/01/2041(3)	6,000,000	6,091,425
4.25%, 04/14/2025(3)	2,880,000	3,127,379
5.00%, 01/17/2024(3)	860,000	935,981
SouthTrust Bank
7.69%, 05/15/2025	253,000	307,549
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(2)(3)	1,789,000	1,795,384
1.46% (1 Year CMT Index + 1.00%), 01/14/2027(2)(3)	8,645,000	8,562,301
2.74% (3 Month LIBOR USD + 1.20%), 09/10/2022(2)(3)	800,000	803,326
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(2)(3)	1,360,000	1,427,370
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,295,843
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(2)(3)	800,000	887,337
5.20%, 01/26/2024(3)	609,000	667,687
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,956,436
State Street Corp.
2.20%, 03/03/2031	14,130,000	14,243,511
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,078,750
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/2023	250,000	267,866
Sumitomo Mitsui Financial Group, Inc.
1.47%, 07/08/2025	3,668,000	3,704,040
2.13%, 07/08/2030	2,650,000	2,664,347
2.63%, 07/14/2026	644,000	684,294
2.78%, 10/18/2022	5,650,000	5,826,027
3.04%, 07/16/2029	5,005,000	5,371,313
3.10%, 01/17/2023	1,033,000	1,076,647
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/2026(3)	3,871,000	3,923,423
SVB Financial Group
4.00% (5 Year CMT Index + 3.20%), 08/15/2169(2)	4,330,000	4,407,074
Svenska Handelsbanken AB
1.42% (1 Year CMT Index + 0.63%), 06/11/2027(2)(3)	18,040,000	17,978,686
Synchrony Financial
3.95%, 12/01/2027	1,500,000	1,672,064

	Principal Amount	Value
4.50%, 07/23/2025	4,000,000	4,473,244
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047(3)	3,360,000	4,016,962
4.90%, 09/15/2044(3)	200,000	259,261
6.85%, 12/16/2039(3)	218,000	330,571
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,599,283
6.13%, 08/15/2043	5,000,000	7,025,484
Truist Bank
3.30%, 05/15/2026	1,000,000	1,095,511
Truist Financial Corp.
2.85%, 10/26/2024	1,000,000	1,069,258
4.00%, 05/01/2025	424,000	471,427
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(2)	5,630,000	5,911,500
UBS Group AG
1.36% (1 Year CMT Index + 1.08%), 01/30/2027(2)(3)	6,550,000	6,504,148
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(2)(3)	6,420,000	6,289,236
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,559,976
3.49%, 05/23/2023(3)	9,790,000	10,054,803
4.13%, 09/24/2025(3)	2,510,000	2,800,231
4.25%, 03/23/2028(3)	3,000,000	3,394,231
UDR, Inc.
1.90%, 03/15/2033	2,025,000	1,891,213
2.10%, 08/01/2032	1,430,000	1,372,911
2.95%, 09/01/2026	276,000	294,815
3.00%, 08/15/2031	415,000	436,551
3.20%, 01/15/2030	1,565,000	1,691,681
UniCredit SpA
1.98% (1 Year CMT Index + 1.20%), 06/03/2027(2)(3)	1,135,000	1,130,756
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(2)(3)	2,330,000	2,362,259
5.86% (5 Year 1100 Run ICE Swap Rate USD + 3.70%), 06/19/2032(2)(3)	1,400,000	1,545,866
6.57%, 01/14/2022(3)	2,500,000	2,577,155
7.30% (5 Year 1100 Run ICE Swap Rate USD + 4.91%), 04/02/2034(2)(3)	715,000	859,659
Ventas Realty LP
3.25%, 10/15/2026	323,000	350,103
3.50%, 02/01/2025	251,000	270,868
3.75%, 05/01/2024	382,000	409,834
3.85%, 04/01/2027	677,000	756,656
4.13%, 01/15/2026	126,000	140,796
Vornado Realty LP
3.50%, 01/15/2025	800,000	851,674
WEA Finance LLC
3.15%, 04/05/2022(3)	1,243,000	1,261,403
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(2)	4,525,000	4,696,564
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(2)	12,110,000	12,532,194
3.00%, 04/22/2026	5,000,000	5,376,288
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(2)	3,900,000	4,000,164
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	11,319,000	12,215,733
3.55%, 09/29/2025	700,000	769,372

	Principal Amount	Value
3.58% (3 Month LIBOR USD + 1.31%), 05/22/2028(2)	7,238,000	7,974,032
3.90% (5 Year CMT Index + 3.45%), 03/15/2170(2)	2,240,000	2,319,072
4.10%, 06/03/2026	3,749,000	4,210,090
4.30%, 07/22/2027	729,000	831,126
4.40%, 06/14/2046	626,000	754,588
4.65%, 11/04/2044	675,000	831,628
4.75%, 12/07/2046	1,343,000	1,699,489
4.90%, 11/17/2045	3,064,000	3,929,674
5.38%, 11/02/2043	317,000	422,763
Welltower, Inc.
2.70%, 02/15/2027	497,000	527,406
3.10%, 01/15/2030	1,085,000	1,155,489
6.50%, 03/15/2041	700,000	990,585
Westpac Banking Corp.
4.42%, 07/24/2039	1,010,000	1,194,910
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	721,518
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	9,828,264
WP Carey, Inc.
2.40%, 02/01/2031	1,800,000	1,790,559
4.25%, 10/01/2026	3,404,000	3,823,667
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	4,318,649
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,733,325

Total Financials		2,233,737,488

Industrials – 1.89%
Airbus SE
3.15%, 04/10/2027(3)	736,000	791,178
3.95%, 04/10/2047(3)	150,000	170,208
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,126,129
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,630,834
Arrow Electronics, Inc.
3.25%, 09/08/2024	219,000	233,083
3.50%, 04/01/2022	965,000	980,940
3.88%, 01/12/2028	221,000	247,456
4.50%, 03/01/2023	183,000	192,458
BAE Systems Plc
1.90%, 02/15/2031(3)	6,886,000	6,636,280
3.00%, 09/15/2050(3)	754,000	737,648
5.80%, 10/11/2041(3)	400,000	555,759
Berry Global, Inc.
1.57%, 01/15/2026(3)	17,410,000	17,415,223
Boeing Co.
1.17%, 02/04/2023	2,040,000	2,048,457
1.43%, 02/04/2024	4,150,000	4,160,983
1.95%, 02/01/2024	2,080,000	2,129,845

	Principal Amount	Value
2.20%, 02/04/2026	19,535,000	19,721,720
2.75%, 02/01/2026	2,010,000	2,099,557
2.85%, 10/30/2024	3,650,000	3,842,015
3.10%, 05/01/2026	1,529,000	1,616,399
3.25%, 03/01/2028	2,061,000	2,162,463
3.30%, 03/01/2035	1,410,000	1,426,735
3.63%, 02/01/2031	4,745,000	5,103,381
3.95%, 08/01/2059	4,825,000	5,048,081
4.51%, 05/01/2023	4,899,000	5,222,798
4.88%, 05/01/2025	1,165,000	1,305,346
5.04%, 05/01/2027	1,185,000	1,367,286
5.15%, 05/01/2030	10,544,000	12,485,730
5.71%, 05/01/2040	1,555,000	2,002,658
5.81%, 05/01/2050	3,525,000	4,746,874
Burlington Northern Santa Fe LLC
3.30%, 09/15/2051	5,056,000	5,521,366
3.55%, 02/15/2050	517,000	584,634
4.38%, 09/01/2042	462,000	575,362
5.15%, 09/01/2043	389,000	533,310
5.40%, 06/01/2041	542,000	743,814
5.75%, 05/01/2040	373,000	529,989
6.15%, 05/01/2037	320,000	462,513
7.29%, 06/01/2036	134,000	207,055
Canadian National Railway Co.
2.45%, 05/01/2050	1,500,000	1,348,565
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	683,516
Carlisle Companies, Inc.
3.50%, 12/01/2024	3,025,000	3,264,504
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,851,458
CNH Industrial Capital LLC
1.45%, 07/15/2026	8,831,000	8,773,303
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	219,643
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	387,945
5.13%, 05/18/2045(3)	230,000	299,686
CSX Corp.
3.35%, 09/15/2049	305,000	323,413
4.65%, 03/01/2068	2,000,000	2,617,856
4.75%, 05/30/2042	175,000	220,500
4.75%, 11/15/2048	1,280,000	1,655,662
5.50%, 04/15/2041	402,000	546,371
Eaton Corp.
4.00%, 11/02/2032	143,000	166,544
5.80%, 03/15/2037	500,000	633,436
7.63%, 04/01/2024	206,000	242,839
Embraer Netherlands Finance BV
5.05%, 06/15/2025	2,202,000	2,325,642

	Principal Amount	Value
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,264,920
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/2050(3)	1,179,000	1,332,270
FedEx Corp.
4.95%, 10/17/2048	3,000,000	3,869,360
Flex Ltd.
3.75%, 02/01/2026	4,000,000	4,374,529
General Electric Co.
3.63%, 05/01/2030	1,535,000	1,711,647
Graphic Packaging International LLC
0.82%, 04/15/2024(3)	6,170,000	6,124,337
1.51%, 04/15/2026(3)	11,485,000	11,426,720
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	696,614
3.88%, 03/01/2026	1,380,000	1,534,827
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,062
4.95%, 07/02/2064(1)	928,000	1,262,671
Keysight Technologies, Inc.
4.60%, 04/06/2027	13,000,000	15,105,166
L3Harris Technologies, Inc.
1.80%, 01/15/2031	1,970,000	1,910,299
3.83%, 04/27/2025	1,820,000	1,992,881
4.85%, 04/27/2035	1,000,000	1,252,476
Lennox International, Inc.
1.70%, 08/01/2027	2,000,000	1,999,641
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	811,000	885,745
3.50%, 12/15/2027	6,165,000	6,786,389
4.25%, 07/02/2024	1,705,000	1,858,470
6.25%, 05/01/2037	107,000	140,646
Masco Corp.
2.00%, 10/01/2030	760,000	741,098
6.50%, 08/15/2032	1,240,000	1,649,455
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	4,127,750
5.50%, 07/31/2047(3)	3,902,000	3,955,848
Norfolk Southern Corp.
3.95%, 10/01/2042	332,000	381,437
4.05%, 08/15/2052	1,100,000	1,300,567
4.80%, 08/15/2043	1,273,000	1,521,740
5.59%, 05/17/2025	6,000	7,024
7.80%, 05/15/2027	1,705,000	2,289,517
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	924,083
3.25%, 01/15/2028	250,000	273,062
3.85%, 04/15/2045	195,000	224,210
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,981,532

	Principal Amount	Value
Otis Worldwide Corp.
2.57%, 02/15/2030	3,430,000	3,552,272
Pactiv LLC
7.95%, 12/15/2025	34,000	38,250
Parker-Hannifin Corp.
4.10%, 03/01/2047	583,000	690,882
4.45%, 11/21/2044	333,000	410,506
Penske Truck Leasing Co. LP
1.20%, 11/15/2025(3)	7,300,000	7,230,411
2.70%, 03/14/2023(3)	220,000	227,116
3.95%, 03/10/2025(3)	7,000,000	7,654,227
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	88,962
4.38%, 06/15/2045	415,000	499,807
Raytheon Technologies Corp.
3.20%, 03/15/2024	409,000	435,088
3.75%, 11/01/2046	1,130,000	1,273,791
4.15%, 05/15/2045	1,683,000	2,002,308
4.35%, 04/15/2047	970,000	1,192,242
4.50%, 06/01/2042	1,823,000	2,269,689
Republic Services, Inc.
1.45%, 02/15/2031	1,970,000	1,845,607
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026(3)	700,000	734,986
3.13%, 03/16/2024(3)	800,000	853,721
4.40%, 05/27/2045(3)	513,000	655,138
Teledyne Technologies, Inc.
2.75%, 04/01/2031	21,360,000	21,939,871
Textron, Inc.
3.65%, 03/15/2027	4,975,000	5,511,168
Timken Co.
3.88%, 09/01/2024	1,000,000	1,070,494
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,183,706
Union Pacific Corp.
2.97%, 09/16/2062	3,668,000	3,524,911
4.10%, 09/15/2067	200,000	231,208
Vontier Corp.
2.40%, 04/01/2028(3)	8,000,000	7,946,400
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,588,538
Weir Group Plc
2.20%, 05/13/2026(3)	4,874,000	4,893,914
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	5,000,000	5,366,381
4.38%, 08/15/2023	322,000	341,062
WestRock MWV LLC
8.20%, 01/15/2030	537,000	759,710
WRKCo, Inc.
3.75%, 03/15/2025	1,300,000	1,418,205

	Principal Amount	Value
Xylem, Inc.
1.95%, 01/30/2028	2,170,000	2,189,587
2.25%, 01/30/2031	960,000	966,401
3.25%, 11/01/2026	192,000	210,285

Total Industrials		337,642,287

Technology – 1.79%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	503,499
4.50%, 12/05/2036	1,020,000	1,201,883
Apple, Inc.
2.45%, 08/04/2026	1,111,000	1,181,740
3.00%, 06/20/2027	1,462,000	1,607,419
3.20%, 05/13/2025	1,010,000	1,101,549
3.45%, 02/09/2045	1,357,000	1,515,613
3.85%, 08/04/2046	776,000	923,315
Broadcom Cayman Finance Ltd.
3.13%, 01/15/2025	7,000,000	7,472,036
Broadcom, Inc.
2.45%, 02/15/2031(3)	4,393,000	4,316,977
3.46%, 09/15/2026	4,111,000	4,476,868
3.50%, 02/15/2041(3)	5,589,000	5,717,708
4.11%, 09/15/2028	2,092,000	2,353,369
4.15%, 11/15/2030	5,085,000	5,702,395
4.25%, 04/15/2026	2,300,000	2,578,382
4.75%, 04/15/2029	24,765,000	28,808,058
Citrix Systems, Inc.
1.25%, 03/01/2026	855,000	844,265
Dell International LLC / EMC Corp.
4.90%, 10/01/2026	6,591,000	7,606,566
5.30%, 10/01/2029	1,100,000	1,327,295
5.45%, 06/15/2023	6,070,000	6,585,121
6.02%, 06/15/2026	8,889,000	10,671,479
8.35%, 07/15/2046	3,268,000	5,345,152
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	10,233,741
4.75%, 04/15/2027	4,500,000	5,181,185
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	10,715,000	10,695,830
Fiserv, Inc.
3.20%, 07/01/2026	890,000	963,138
3.85%, 06/01/2025	5,000,000	5,500,775
4.40%, 07/01/2049	2,850,000	3,437,563
Genpact Luxembourg Sarl
3.38%, 12/01/2024	7,000,000	7,478,141
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,826,062
HP, Inc.
3.00%, 06/17/2027	1,380,000	1,477,832
Leidos, Inc.
2.30%, 02/15/2031	1,075,000	1,048,792

	Principal Amount	Value
3.63%, 05/15/2025	3,500,000	3,803,450
Microchip Technology, Inc.
0.97%, 02/15/2024(3)	47,789,000	47,765,456
0.98%, 09/01/2024(3)	3,000,000	2,985,455
2.67%, 09/01/2023	5,353,000	5,575,254
Microsoft Corp.
2.40%, 08/08/2026	600,000	639,524
2.53%, 06/01/2050	9,330,000	9,166,547
2.68%, 06/01/2060	1,180,000	1,168,605
2.92%, 03/17/2052	231,000	245,171
3.04%, 03/17/2062	589,000	628,317
3.50%, 02/12/2035	318,000	369,010
NVIDIA Corp.
1.55%, 06/15/2028	10,176,000	10,134,516
2.00%, 06/15/2031	11,502,000	11,514,265
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.50%, 05/11/2031(3)	3,495,000	3,529,570
3.25%, 05/11/2041(3)	10,011,000	10,293,007
4.30%, 06/18/2029(3)	7,077,000	8,113,924
Oracle Corp.
2.30%, 03/25/2028(13)	5,620,000	5,766,159
2.40%, 09/15/2023	757,000	784,924
3.60%, 04/01/2040	4,953,000	5,224,216
3.60%, 04/01/2050	3,353,000	3,443,036
3.80%, 11/15/2037	600,000	657,989
3.85%, 07/15/2036	1,065,000	1,170,800
3.90%, 05/15/2035	936,000	1,042,328
3.95%, 03/25/2051	1,928,000	2,104,390
4.30%, 07/08/2034	221,000	256,200
4.38%, 05/15/2055	400,000	460,514
Roper Technologies, Inc.
1.40%, 09/15/2027	3,050,000	2,999,646
2.00%, 06/30/2030	1,150,000	1,132,463
salesforce.com, Inc.
2.70%, 07/15/2041	5,841,000	5,865,143
2.90%, 07/15/2051	2,429,000	2,452,675
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,595,985
ServiceNow, Inc.
1.40%, 09/01/2030	6,530,000	6,126,571
SK Hynix, Inc.
1.50%, 01/19/2026(3)	2,000,000	1,972,840
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,381,129
4.65%, 05/15/2027	1,370,000	1,572,317
Xilinx, Inc.
2.38%, 06/01/2030	2,000,000	2,033,017

Total Technology		320,658,161

Utilities – 3.14%
Abu Dhabi National Energy Co. PJSC

	Principal Amount	Value
2.00%, 04/29/2028(3)	2,015,000	2,026,284
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	4,065,471
AEP Transmission Co. LLC
3.15%, 09/15/2049	580,000	604,096
3.75%, 12/01/2047	2,600,000	2,952,013
4.00%, 12/01/2046	2,020,000	2,377,755
4.25%, 09/15/2048	4,790,000	5,897,049
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,140,465
3.75%, 03/01/2045	182,000	205,919
4.10%, 01/15/2042	233,000	267,358
4.15%, 08/15/2044	205,000	245,748
6.13%, 05/15/2038	219,000	312,951
Alexander Funding Trust
1.84%, 11/15/2023(3)	2,000,000	2,036,535
Ameren Corp.
2.50%, 09/15/2024	3,468,000	3,646,802
Ameren Illinois Co.
3.25%, 03/15/2050	617,000	666,960
American Electric Power Co., Inc.
0.75%, 11/01/2023	3,032,000	3,033,578
American Water Capital Corp.
3.45%, 06/01/2029	590,000	653,761
3.85%, 03/01/2024	500,000	537,920
4.00%, 12/01/2046	2,350,000	2,745,602
6.59%, 10/15/2037	386,000	569,838
Appalachian Power Co.
6.70%, 08/15/2037	430,000	609,095
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,302,917
4.25%, 07/15/2027(3)	1,098,000	1,239,987
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	722,120
3.75%, 05/15/2046	2,290,000	2,589,873
5.05%, 09/01/2041	349,000	455,116
Atmos Energy Corp.
0.63%, 03/09/2023	990,000	990,304
4.13%, 10/15/2044	1,860,000	2,182,520
4.15%, 01/15/2043	830,000	973,984
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,563,074
Avangrid, Inc.
3.15%, 12/01/2024	610,000	652,162
Baltimore Gas & Electric Co.
2.90%, 06/15/2050	950,000	945,792
3.20%, 09/15/2049	1,105,000	1,155,978
3.50%, 08/15/2046	375,000	413,979
Berkshire Hathaway Energy Co.
2.85%, 05/15/2051	7,650,000	7,401,221

	Principal Amount	Value
3.50%, 02/01/2025	625,000	675,140
6.13%, 04/01/2036	366,000	514,624
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	297,182
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,243,333
4.27%, 03/15/2048(3)	1,100,000	1,251,660
4.50%, 03/10/2046(3)	2,000,000	2,364,910
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	151,000	180,309
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	2,093,047
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,424,577
CMS Energy Corp.
2.95%, 02/15/2027	348,000	367,130
3.00%, 05/15/2026	110,000	117,629
3.45%, 08/15/2027	350,000	386,644
Comision Federal de Electricidad
4.88%, 01/15/2024(3)	322,000	350,178
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	413,891
3.75%, 08/15/2047	1,000,000	1,157,880
4.00%, 03/01/2048	4,615,000	5,535,711
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	659,333
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	2,940,000	3,245,183
4.13%, 05/15/2049	4,293,000	5,003,535
4.30%, 12/01/2056	3,050,000	3,590,065
4.50%, 05/15/2058	538,000	649,570
4.65%, 12/01/2048	1,607,000	1,984,752
5.70%, 06/15/2040	318,000	428,567
Consolidated Edison, Inc.
0.65%, 12/01/2023	7,561,000	7,562,036
Consumers Energy Co.
3.25%, 08/15/2046	190,000	203,653
4.35%, 08/31/2064	191,000	241,806
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	192,767
Dominion Energy, Inc.
2.45%, 01/15/2023(3)	7,054,000	7,262,811
2.85%, 08/15/2026	304,000	323,552
3.30%, 04/15/2041	4,036,000	4,237,444
3.38%, 04/01/2030	2,570,000	2,798,500
4.90%, 08/01/2041	212,000	267,430
5.25%, 08/01/2033	1,161,000	1,457,834
7.00%, 06/15/2038	124,000	184,246
DTE Electric Co.
2.65%, 06/15/2022	194,000	197,218

	Principal Amount	Value
3.25%, 04/01/2051	3,047,000	3,299,290
DTE Energy Co.
1.05%, 06/01/2025	5,110,000	5,108,582
2.53%, 10/01/2024	6,316,000	6,648,625
Duke Energy Carolinas LLC
3.70%, 12/01/2047	878,000	989,776
4.25%, 12/15/2041	141,000	171,073
6.00%, 12/01/2028	235,000	300,087
Duke Energy Corp.
3.75%, 09/01/2046	10,300,000	11,001,196
3.95%, 08/15/2047	3,432,000	3,769,116
Duke Energy Florida LLC
4.20%, 07/15/2048	3,636,000	4,464,604
Duke Energy Indiana LLC
3.75%, 05/15/2046	600,000	671,947
Duke Energy Progress LLC
3.70%, 10/15/2046	506,000	571,276
4.10%, 05/15/2042	217,000	254,544
4.10%, 03/15/2043	181,000	214,551
4.15%, 12/01/2044	129,000	155,703
4.20%, 08/15/2045	325,000	391,755
4.38%, 03/30/2044	132,000	162,894
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030(3)	2,500,000	2,455,997
3.62%, 08/01/2027(3)	1,675,000	1,816,743
Eastern Energy Gas Holdings LLC
4.60%, 12/15/2044	1,300,000	1,516,615
Edison International
3.13%, 11/15/2022	4,014,000	4,134,325
3.55%, 11/15/2024	3,606,000	3,832,661
5.75%, 06/15/2027	15,522,000	17,661,432
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	752,546
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	6,098,554
Emera US Finance LP
3.55%, 06/15/2026	3,895,000	4,254,119
4.75%, 06/15/2046	900,000	1,068,867
Enel Finance International NV
2.65%, 09/10/2024(3)	1,440,000	1,513,647
3.50%, 04/06/2028(3)	5,845,000	6,399,707
3.63%, 05/25/2027(3)	12,505,000	13,736,192
4.63%, 09/14/2025(3)	1,787,000	2,026,718
4.75%, 05/25/2047(3)	5,575,000	6,844,717
4.88%, 06/14/2029(3)	215,000	256,584
6.00%, 10/07/2039(3)	307,000	429,359
Engie Energia Chile SA
3.40%, 01/28/2030(3)	1,600,000	1,640,000
Entergy Arkansas LLC
2.65%, 06/15/2051	960,000	908,386

	Principal Amount	Value
3.50%, 04/01/2026	307,000	337,217
Entergy Corp.
2.95%, 09/01/2026	310,000	330,628
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	679,855
2.90%, 03/15/2051	1,570,000	1,546,381
3.05%, 06/01/2031	440,000	476,510
3.12%, 09/01/2027	370,000	403,345
4.00%, 03/15/2033	2,610,000	3,058,070
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	13,057,285
Evergy Kansas Central, Inc.
4.13%, 03/01/2042	4,175,000	4,921,492
Evergy Metro, Inc.
3.15%, 03/15/2023	375,000	389,619
4.20%, 03/15/2048	500,000	603,412
5.30%, 10/01/2041	1,032,000	1,352,748
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,320,779
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,436,997
4.05%, 04/15/2030	6,026,000	6,863,233
4.70%, 04/15/2050	2,827,000	3,570,828
4.95%, 06/15/2035	1,500,000	1,841,909
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,201,098
5.75%, 10/01/2041	192,000	225,977
6.25%, 10/01/2039	300,000	369,657
FirstEnergy Corp.
4.75%, 03/15/2023	3,810,000	4,021,650
FirstEnergy Transmission LLC
2.87%, 09/15/2028(3)	1,550,000	1,604,432
4.35%, 01/15/2025(3)	6,061,000	6,649,646
5.45%, 07/15/2044(3)	1,702,000	2,123,682
Florida Power & Light Co.
3.70%, 12/01/2047	2,538,000	2,985,092
5.40%, 09/01/2035	700,000	927,544
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,456,692
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,029,335
3.25%, 05/01/2051	1,570,000	1,645,270
Israel Electric Corp. Ltd.
4.25%, 08/14/2028(3)	7,000,000	7,836,640
5.00%, 11/12/2024(3)	3,288,000	3,674,373
6.88%, 06/21/2023(3)	2,340,000	2,610,378
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,806,586
2.95%, 05/14/2030(3)	890,000	936,694
Jersey Central Power & Light Co.

	Principal Amount	Value
2.75%, 03/01/2032(3)	3,990,000	4,050,214
4.30%, 01/15/2026(3)	740,000	819,006
6.15%, 06/01/2037	400,000	517,151
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	419,772	507,188
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	564,081
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	694,123
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	342,782
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	11,141,212
Monongahela Power Co.
5.40%, 12/15/2043(3)	1,650,000	2,159,609
National Rural Utilities Cooperative Finance Corp.
8.00%, 03/01/2032	791,000	1,195,052
Nevada Power Co.
5.38%, 09/15/2040	261,000	339,742
5.45%, 05/15/2041	386,000	511,875
New England Power Co.
3.80%, 12/05/2047(3)	5,108,000	5,541,176
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	874,972
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	7,671,000	7,702,306
2.80%, 01/15/2023	3,671,000	3,793,999
Niagara Mohawk Power Corp.
1.96%, 06/27/2030(3)	2,150,000	2,115,247
3.51%, 10/01/2024(3)	258,000	277,451
NiSource, Inc.
1.70%, 02/15/2031	1,640,000	1,549,685
2.95%, 09/01/2029	1,520,000	1,610,051
3.95%, 03/30/2048	4,480,000	5,106,126
5.80%, 02/01/2042	774,000	1,048,275
Northern States Power Co.
3.60%, 09/15/2047	2,395,000	2,710,268
4.13%, 05/15/2044	1,480,000	1,805,112
NRG Energy, Inc.
2.00%, 12/02/2025(3)	2,685,000	2,723,592
2.45%, 12/02/2027(3)	6,215,000	6,254,972
4.45%, 06/15/2029(3)	1,155,000	1,274,865
OGE Energy Corp.
0.70%, 05/26/2023	1,300,000	1,300,348
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,423,567
Oklahoma Gas & Electric Co.
0.55%, 05/26/2023	1,690,000	1,690,054
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	1,895,000	1,992,205

	Principal Amount	Value
5.75%, 03/15/2029	124,000	155,812
Pacific Gas & Electric Co.
1.37%, 03/10/2023	3,235,000	3,235,150
1.53% (3 Month LIBOR USD + 1.38%), 11/15/2021(2)	3,645,000	3,652,468
1.75%, 06/16/2022	7,041,000	7,037,116
2.95%, 03/01/2026	990,000	1,012,326
3.45%, 07/01/2025	1,570,000	1,645,645
3.75%, 02/15/2024	676,000	708,627
3.75%, 08/15/2042	376,000	342,078
4.00%, 12/01/2046	2,043,000	1,912,091
4.25%, 08/01/2023	2,482,000	2,629,570
4.30%, 03/15/2045	638,000	612,227
4.45%, 04/15/2042	1,905,000	1,886,040
4.50%, 07/01/2040	1,233,000	1,233,597
PECO Energy Co.
2.80%, 06/15/2050	860,000	857,578
3.70%, 09/15/2047	2,120,000	2,423,716
3.90%, 03/01/2048	5,235,000	6,257,765
4.15%, 10/01/2044	353,000	427,176
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,505,425
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	312,167
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/2027(3)	2,756,000	2,988,882
4.88%, 07/17/2049(3)	1,541,000	1,677,841
5.50%, 11/22/2021(3)	1,959,000	1,989,756
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	200,689
PPL Electric Utilities Corp.
3.00%, 10/01/2049	2,105,000	2,172,069
4.13%, 06/15/2044	208,000	247,680
Progress Energy, Inc.
3.15%, 04/01/2022	389,000	394,593
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	383,015
4.10%, 06/15/2048	2,515,000	3,067,040
Public Service Co. of Oklahoma
6.63%, 11/15/2037	649,000	925,670
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,067,993
3.60%, 12/01/2047	1,605,000	1,823,602
5.38%, 11/01/2039	117,000	156,475
Public Service Enterprise Group, Inc.
1.60%, 08/15/2030	8,395,000	7,955,381
Puget Energy, Inc.
2.38%, 06/15/2028(3)	4,023,000	4,064,142
3.65%, 05/15/2025	1,200,000	1,291,242
RGS I&M Funding Corp.
9.82%, 06/07/2022	12,388	12,567

	Principal Amount	Value
San Diego Gas & Electric Co.
3.75%, 06/01/2047	3,506,000	4,000,755
3.95%, 11/15/2041	310,000	347,800
4.15%, 05/15/2048	1,693,000	2,051,481
5.35%, 05/15/2040	3,430,000	4,565,025
6.00%, 06/01/2026	213,000	258,652
Sempra Energy
4.05%, 12/01/2023	5,000,000	5,368,705
6.00%, 10/15/2039	752,000	1,040,746
Southern California Edison Co.
1.85%, 02/01/2022	48,000	48,025
2.95%, 02/01/2051	6,220,000	5,632,268
3.50%, 10/01/2023	328,000	346,683
3.65%, 03/01/2028	1,200,000	1,319,151
3.90%, 12/01/2041	392,000	403,487
4.05%, 03/15/2042	800,000	858,786
4.13%, 03/01/2048	1,880,000	2,003,488
6.05%, 03/15/2039	253,000	340,075
Southern California Gas Co.
2.55%, 02/01/2030	2,621,000	2,707,255
Southern Co.
3.25%, 07/01/2026	218,000	236,588
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	230,000	239,056
3.25%, 06/15/2026	225,000	243,771
3.95%, 10/01/2046	282,000	313,559
4.40%, 06/01/2043	160,000	189,924
5.88%, 03/15/2041	1,210,000	1,668,558
Southern Power Co.
4.95%, 12/15/2046	3,064,000	3,678,488
5.15%, 09/15/2041	746,000	909,780
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	549,376
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	431,599
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	733,740
Toledo Edison Co.
2.65%, 05/01/2028(3)	1,450,000	1,490,681
6.15%, 05/15/2037	680,000	931,857
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	398,910
Union Electric Co.
2.95%, 06/15/2027	715,000	772,922
3.65%, 04/15/2045	1,370,000	1,532,207
Virginia Electric & Power Co.
3.45%, 02/15/2024	191,000	203,363
3.50%, 03/15/2027	4,955,000	5,485,920
4.45%, 02/15/2044	126,000	156,179
4.65%, 08/15/2043	3,500,000	4,439,967

	Principal Amount	Value
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	8,460,000	8,932,666
WEC Energy Group, Inc.
3.55%, 06/15/2025	726,000	793,480
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	306,306
Xcel Energy, Inc.
3.35%, 12/01/2026	5,105,000	5,552,729

Total Utilities		561,251,141

Total Corporate Bonds (Cost: $5,490,268,862)		5,829,325,528

Government Related – 19.50%
Other Government Related – 1.73%
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	705,327
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,199,992
Atlanta Independent School System
5.56%, 03/01/2026	535,000	634,033
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	7,066,826
6.26%, 04/01/2049	1,650,000	2,676,899
Bermuda Government International Bond
2.38%, 08/20/2030(3)	1,765,000	1,760,587
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	946,725
Chile Government International Bond
2.55%, 01/27/2032	1,398,000	1,428,756
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,104,006
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,215,697
Clark County School District
5.51%, 06/15/2024	2,350,000	2,572,800
Colombia Government International Bond
3.88%, 02/15/2061	1,500,000	1,342,125
4.00%, 02/26/2024	737,000	780,630
4.50%, 01/28/2026	1,192,000	1,301,020
5.00%, 06/15/2045	2,872,000	3,050,638
5.63%, 02/26/2044	200,000	226,460
7.38%, 09/18/2037	2,150,000	2,824,627
Corp. Andina de Fomento
2.13%, 09/27/2021	2,630,000	2,640,546
2.75%, 01/06/2023	1,125,000	1,161,371
3.25%, 02/11/2022	1,230,000	1,250,824
4.38%, 06/15/2022	2,735,000	2,833,241
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	113,758
Curators of the University of Missouri
5.96%, 11/01/2039	3,445,000	4,606,314

	Principal Amount	Value
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,240,246
Eaton Community City School District
5.39%, 08/25/2027	275,000	275,523
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,764,868
Fannie Mae
0.88%, 08/05/2030	3,585,000	3,394,333
1.63%, 01/07/2025	6,247,000	6,467,431
1.88%, 09/24/2026	425,000	445,576
2.25%, 04/12/2022	6,542,000	6,650,604
2.63%, 09/06/2024	5,221,000	5,579,098
6.25%, 05/15/2029	630,000	857,880
6.63%, 11/15/2030(7)	2,300,000	3,327,659
7.13%, 01/15/2030	1,500,000	2,191,288
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,405,741
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,448,518
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	636,320
Hydro-Quebec
8.05%, 07/07/2024	638,000	774,495
8.40%, 01/15/2022	826,000	861,054
Idaho Energy Resources Authority
2.86%, 09/01/2046	3,175,000	3,270,898
Indonesia Government International Bond
4.13%, 01/15/2025(3)	1,325,000	1,462,143
4.45%, 02/11/2024	1,130,000	1,236,482
5.88%, 01/15/2024(3)	1,300,000	1,467,135
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,809,309
0.00%, 11/01/2024	1,000,000	969,811
5.50%, 09/18/2033	619,000	873,120
Japan Finance Organization for Municipalities
1.75%, 09/05/2024(3)	200,000	206,162
2.13%, 10/25/2023(3)	3,400,000	3,520,938
2.63%, 04/20/2022(3)	6,000,000	6,112,359
3.25%, 04/24/2023(3)	1,000,000	1,049,851
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	4,088,790
Mexico Government International Bond
2.66%, 05/24/2031	2,579,000	2,519,399
3.60%, 01/30/2025	868,000	953,533
3.75%, 01/11/2028	3,517,000	3,828,923
3.77%, 05/24/2061	3,240,000	3,011,580
4.13%, 01/21/2026	1,014,000	1,144,177
4.28%, 08/14/2041	7,480,000	7,851,307
4.35%, 01/15/2047	42,000	43,817
4.50%, 01/31/2050	1,275,000	1,355,070

	Principal Amount	Value
4.60%, 01/23/2046	1,494,000	1,604,989
4.60%, 02/10/2048	1,482,000	1,588,956
4.75%, 03/08/2044	450,000	496,665
5.75%, 10/12/2110	588,000	702,319
New Hampshire Housing Finance Authority
3.75%, 07/01/2034	40,000	41,139
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100,000	6,076,690
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	9,392,185
New York State Dormitory Authority
2.20%, 03/15/2034	4,165,000	4,206,173
5.60%, 03/15/2040	260,000	351,185
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,628,965
North American Development Bank
2.40%, 10/26/2022	684,000	697,246
North Carolina Housing Finance Agency
3.00%, 01/01/2033	890,000	906,227
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)(5)	8,600,000	8,615,279
Ohio State University
4.05%, 12/01/2056	406,000	516,982
4.80%, 06/01/2111	1,102,000	1,562,565
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,825,982
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	261,229
Philippine Government International Bond
3.20%, 07/06/2046	4,951,000	4,944,770
Port Authority of New York & New Jersey
4.46%, 10/01/2062	2,065,000	2,709,124
5.65%, 11/01/2040	435,000	612,933
5.65%, 11/01/2040	1,260,000	1,775,392
Province of Manitoba Canada
2.13%, 06/22/2026	400,000	419,924
Qatar Government International Bond
4.40%, 04/16/2050(3)	2,951,000	3,591,804
4.82%, 03/14/2049(3)	1,200,000	1,543,500
5.10%, 04/23/2048(3)	3,140,000	4,168,664
Regents of the University of California Medical Center Pooled Revenue
3.71%, 05/15/2120	3,270,000	3,531,552
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	454,866
Resolution Funding Corp. Principal Strip
0.00%, 04/15/2030	929,000	803,534
Romanian Government International Bond
5.13%, 06/15/2048(3)	5,000,000	6,113,540
6.75%, 02/07/2022	250,000	259,425
Saudi Government International Bond

	Principal Amount	Value
2.25%, 02/02/2033(3)	1,533,000	1,489,233
2.88%, 03/04/2023(3)	5,560,000	5,766,832
3.45%, 02/02/2061(3)	3,338,000	3,330,256
4.00%, 04/17/2025(3)	3,200,000	3,532,000
St Johns County Industrial Development Authority
2.54%, 10/01/2030	10,000,000	10,249,742
State of California
7.30%, 10/01/2039	3,685,000	5,897,503
7.50%, 04/01/2034	5,540,000	8,729,998
State of Illinois
5.00%, 10/01/2022	685,000	725,145
5.00%, 11/01/2022	10,340,000	10,984,382
5.10%, 06/01/2033	8,755,000	10,294,500
Tennessee Valley Authority
0.75%, 05/15/2025	5,562,000	5,595,238
2.88%, 02/01/2027	805,000	884,306
4.25%, 09/15/2065	1,720,000	2,412,517
4.63%, 09/15/2060	1,308,000	1,922,647
5.50%, 06/15/2038	57,000	83,026
5.88%, 04/01/2036	2,967,000	4,410,072
7.13%, 05/01/2030	1,615,000	2,350,016
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,814,196
0.00%, 03/15/2032	1,514,000	1,257,055
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,776,374
0.00%, 06/15/2035	258,000	190,127
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	2,016,403
Three Rivers Local School District
5.21%, 09/15/2027	285,000	285,763
Tokyo Metropolitan Government
2.50%, 06/08/2022(3)	5,000,000	5,087,301
3.25%, 06/01/2023(3)	1,200,000	1,258,879
University of Virginia
4.18%, 09/01/2117	1,540,000	1,931,081
Uruguay Government International Bond
4.98%, 04/20/2055	2,590,000	3,338,510
5.10%, 06/18/2050	1,150,000	1,504,695
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	290,910
Westlake City School District
5.23%, 12/01/2026	430,000	431,276

Total Other Government Related		309,782,427

U.S. Treasury Obligations – 17.77%
U.S. Treasury Inflation Indexed Bonds
0.13%, 01/15/2022(8)	2,621,760	2,680,750
1.75%, 01/15/2028(8)	764,844	924,286
2.50%, 01/15/2029(8)	513,710	661,643
3.63%, 04/15/2028(8)	1,722,129	2,321,846

	Principal Amount	Value
U.S. Treasury Note/Bond
0.13%, 04/30/2023	43,080,000	42,999,225
0.13%, 05/31/2023	85,361,000	85,177,607
0.13%, 06/30/2023	35,760,000	35,674,791
0.25%, 05/15/2024	100,000	99,453
0.25%, 06/15/2024	34,476,000	34,265,912
0.25%, 07/31/2025	23,299,000	22,858,503
0.25%, 08/31/2025	14,022,000	13,740,465
0.25%, 09/30/2025	41,038,000	40,173,958
0.38%, 11/30/2025	34,650,000	34,026,029
0.38%, 12/31/2025	16,736,000	16,418,931
0.38%, 01/31/2026	41,379,000	40,549,804
0.50%, 02/28/2026	61,713,000	60,777,662
0.63%, 08/15/2030	108,950,000	101,502,246
0.75%, 03/31/2026	82,999,000	82,626,153
0.75%, 04/30/2026	49,879,000	49,625,708
0.75%, 05/31/2026	35,679,000	35,475,518
0.75%, 01/31/2028	60,000,000	58,413,281
0.88%, 06/30/2026	36,860,000	36,842,722
0.88%, 11/15/2030	21,490,000	20,435,647
1.13%, 02/15/2031	1,404,000	1,362,977
1.13%, 05/15/2040	6,910,000	5,965,273
1.13%, 08/15/2040	9,056,000	7,790,990
1.25%, 03/31/2028	22,075,000	22,162,093
1.25%, 04/30/2028	15,086,000	15,133,144
1.25%, 06/30/2028	37,869,000	37,928,170
1.25%, 05/15/2050	20,092,000	16,405,589
1.38%, 08/31/2023	12,000,000	12,283,594
1.38%, 11/15/2040	136,649,000	122,749,235
1.38%, 08/15/2050	21,271,000	17,931,619
1.50%, 01/31/2022	1,250,000	1,260,547
1.50%, 09/30/2024	26,000,000	26,823,672
1.63%, 10/31/2023	25,000,000	25,759,766
1.63%, 05/15/2026	20,000,000	20,730,469
1.63%, 08/15/2029	48,630,000	49,737,472
1.63%, 05/15/2031	62,824,000	63,785,993
1.63%, 11/15/2050	52,856,000	47,471,295
1.75%, 02/28/2022	37,900,000	38,323,414
1.75%, 01/31/2023	12,000,000	12,293,906
1.75%, 05/15/2023	17,221,000	17,705,341
1.75%, 12/31/2024	36,232,800	37,704,758
1.75%, 12/31/2026	2,230,000	2,324,252
1.88%, 11/30/2021	11,500,000	11,587,148
1.88%, 04/30/2022	2,000,000	2,029,688
1.88%, 02/15/2041	35,542,000	34,792,286
1.88%, 02/15/2051	64,742,000	61,788,146
2.00%, 06/30/2024	543,000	567,859
2.00%, 08/15/2025	150,100	157,957
2.00%, 11/15/2026	71,250,000	75,191,016
2.00%, 02/15/2050	34,679,000	34,069,408

	Principal Amount	Value
2.13%, 08/15/2021	2,805,000	2,812,251
2.13%, 12/31/2022	20,000,000	20,581,250
2.13%, 02/29/2024	10,842,000	11,343,866
2.25%, 11/15/2024	20,529,000	21,701,398
2.25%, 11/15/2025	141,771,000	150,831,053
2.25%, 11/15/2027	130,750,000	139,861,641
2.25%, 05/15/2041	46,773,000	48,665,845
2.25%, 08/15/2046	26,502,100	27,402,757
2.25%, 08/15/2049	9,259,000	9,591,745
2.38%, 11/15/2049	20,832,000	22,182,825
2.50%, 05/15/2024	162,263,000	171,878,350
2.50%, 02/15/2045	132,575,000	143,439,935
2.63%, 01/31/2026	25,000,000	27,042,969
2.75%, 05/31/2023	1,737,000	1,820,322
2.75%, 02/15/2024	1,000,000	1,061,992
2.75%, 11/15/2042	13,300,000	14,976,527
2.75%, 08/15/2047	6,887,000	7,833,963
2.75%, 11/15/2047	6,648,000	7,567,813
2.88%, 04/30/2025	840,000	911,072
2.88%, 05/31/2025	5,392,000	5,853,690
2.88%, 05/15/2043	133,360,000	153,374,418
2.88%, 08/15/2045	7,800,000	9,016,922
2.88%, 05/15/2049	51,136,000	59,879,057
3.00%, 11/15/2044	1,585,000	1,865,966
3.00%, 05/15/2047	3,861,000	4,591,121
3.00%, 02/15/2048	870,000	1,037,067
3.00%, 02/15/2049	2,144,000	2,566,854
3.13%, 11/15/2028	11,575,000	13,094,671
3.13%, 02/15/2043	18,100,000	21,626,672
3.13%, 05/15/2048	24,938,000	30,413,644
3.38%, 11/15/2048	48,630,000	62,090,632
3.63%, 08/15/2043	16,350,000	21,058,289
3.63%, 02/15/2044	10,150,000	13,119,272
3.75%, 11/15/2043	14,450,000	18,967,883
4.38%, 11/15/2039	11,454,000	15,934,035
4.38%, 05/15/2041	1,500,000	2,107,441
4.75%, 02/15/2037	6,162,000	8,747,152
5.00%, 05/15/2037	8,604,000	12,539,658
8.00%, 11/15/2021	4,414,000	4,544,696
U.S. Treasury Strip Coupon
0.00%, 08/15/2021	9,469,000	9,468,470
0.00%, 11/15/2021	4,679,000	4,678,405
0.00%, 02/15/2022	25,367,000	25,357,735
0.00%, 05/15/2022	18,154,000	18,143,214
0.00%, 08/15/2022	4,975,000	4,968,951
0.00%, 11/15/2022	25,950,000	25,888,364
0.00%, 08/15/2023	22,550,000	22,417,891
0.00%, 11/15/2023	23,218,000	23,033,197
0.00%, 02/15/2024	12,206,000	12,080,857
0.00%, 05/15/2024	21,322,000	21,040,449

	Principal Amount	Value
0.00%, 08/15/2024	1,834,000	1,804,615
0.00%, 11/15/2024	6,105,000	5,990,092
0.00%, 02/15/2025	799,000	779,965
0.00%, 05/15/2025	3,279,000	3,189,063
0.00%, 08/15/2027	4,314,000	4,009,506
0.00%, 11/15/2027	4,607,000	4,261,404
0.00%, 02/15/2031	12,590,000	10,775,177
0.00%, 02/15/2032	46,250,000	38,591,484
0.00%, 11/15/2034	2,487,000	1,938,981
0.00%, 02/15/2035	1,824,000	1,414,094
0.00%, 05/15/2035	1,920,000	1,479,188
0.00%, 08/15/2035	175,000	133,857
0.00%, 05/15/2036	121,000	90,757
0.00%, 05/15/2039	455,000	314,130
0.00%, 08/15/2041	1,225,000	792,838

Total U.S. Treasury Obligations		3,178,668,615

Total Government Related (Cost: $3,399,445,465)		3,488,451,042

Mortgage-Backed Obligations – 34.50%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035, Series 2018-20TS, Class D(3)(4)	5,204,000	5,124,901
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061, Series 2021-NPL1, Class A1(1)(3)	2,200,000	2,200,000
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(12)	3,553,636	3,553,636
ACRE Commercial Mortgage 2021-FL4 Ltd.
1.18% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/18/2037, Series 2021-FL4, Class AS(2)(3)	3,990,000	3,970,206
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	1,620,509	1,685,422
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034, Series 2004-2CB, Class 1A9	384,517	386,854
Alternative Loan Trust 2005-1CB
7.01% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035, Series 2005-1CB, Class 1A6(2)(5)	115,103	17,422
Alternative Loan Trust 2005-20CB
4.66% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035, Series 2005-20CB, Class 3A8(2)(5)	388,884	51,413
Alternative Loan Trust 2005-22T1
4.98% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035, Series 2005-22T1, Class A2(2)(5)	491,309	75,675
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035, Series 2005-28CB, Class 1A4	167,911	167,803
6.00%, 08/25/2035, Series 2005-28CB, Class 3A5	6,196	4,178
Alternative Loan Trust 2005-37T1
4.96% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035, Series 2005-37T1, Class A2(2)(5)	1,632,495	243,729
Alternative Loan Trust 2005-54CB
4.76% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035, Series 2005-54CB, Class 1A2(2)(5)	562,332	82,115
5.50%, 11/25/2035, Series 2005-54CB, Class 1A7	1,995	1,937
5.50%, 11/25/2035, Series 2005-54CB, Class 1A11	142,319	134,012
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035, Series 2005-64CB, Class 1A9	64,363	63,800
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036, Series 2006-28CB, Class A17	56,236	40,802

	Principal Amount	Value
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022, Series 2006-43CB, Class 2A1	1,591	1,594
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035, Series 2006-1, Class A5(3)(4)	1,198	1,258
Anchor Mortgage Trust 2021-RTL1
2.60%, 10/25/2026, Series 2021-1, Class A1(3)	13,200,000	13,224,585
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036, Series 2011-1, Class 2A35(3)(4)	89,924	82,713
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049, Series 2016-1A, Class AS(3)	9,100,000	9,571,335
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030, Series 2012-PARK, Class A(3)	809,000	834,651
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046, Series 2014-520M, Class C(3)(4)	1,200,000	1,283,675
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022, Series 2013-FRR2, Class A(3)	4,000,000	3,880,531
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045, Series 2014-FRR5, Class AK30(3)	6,300,000	6,083,752
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049, Series 2004-6, Class 15PO	944	624
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035, Series 2005-11, Class 1CB4	6,299	6,240
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046, Series 2006-5, Class CB7	25,860	25,354
Banc of America Alternative Loan Trust 2007-1
4.42%, 04/25/2022, Series 2007-1, Class 1A1(4)	11,239	11,025
Banc of America Commercial Mortgage Trust 2006-5
0.92%, 09/10/2047, Series 2006-5, Class XC(3)(4)	115,666	1,222
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034, Series 2004-1, Class PO	16,706	13,278
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034, Series 2004-2, Class 1CB1	1,216,697	1,310,213
Banc of America Funding 2004-C Trust
3.23%, 12/20/2034, Series 2004-C, Class 1A1(4)	32,416	33,581
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035, Series 2005-6, Class 2A7	18,841	19,019
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035, Series 2005-7, Class 30PO	16,820	16,131
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036, Series 2005-8, Class 30PO	5,800	4,320
Banc of America Funding 2005-C Trust
0.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035, Series 2005-C, Class A1(2)	1,070,222	1,083,410
Banc of America Funding 2005-E Trust
2.98%, 03/20/2035, Series 2005-E, Class 4A1(4)	309	309
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036, Series 2006-1, Class XPO	5,257	3,759
Banc of America Mortgage 2003-C Trust
2.37%, 04/25/2033, Series 2003-C, Class 3A1(4)	10,664	10,893
BANK 2017-BNK4
3.63%, 05/15/2050, Series 2017-BNK4, Class A4	6,790,000	7,537,631

	Principal Amount	Value
BANK 2017-BNK8
3.49%, 11/15/2050, Series 2017-BNK8, Class A4	12,745,000	14,115,404
BANK 2017-BNK9
3.54%, 11/15/2054, Series 2017-BNK9, Class A4	6,100,000	6,775,210
BANK 2018-BNK10
3.69%, 02/15/2061, Series 2018-BN10, Class A5	4,000,000	4,476,204
BANK 2019-BNK21
2.85%, 10/17/2052, Series 2019-BN21, Class A5	2,742,000	2,929,320
BANK 2020-BNK27
2.14%, 04/15/2063, Series 2020-BN27, Class A5	1,538,000	1,557,521
BANK 2020-BNK28
1.84%, 03/15/2063, Series 2020-BN28, Class A4	2,047,000	2,020,602
BANK 2020-BNK29
2.00%, 11/15/2053, Series 2020-BN29, Class A4	10,775,000	10,751,704
BANK 2021-BNK33
2.56%, 05/15/2064, Series 2021-BN33, Class A5	1,967,000	2,053,359
BANK 2021-BNK34
2.44%, 06/15/2063, Series 2021-BN34, Class A5	5,471,000	5,652,735
Bayview Financing Trust
3.15%, 11/10/2022, Series 2020-3F, Class A(3)(4)(12)	8,884,294	8,884,294
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051, Series 2018-C2, Class A4	20,000,000	22,852,436
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036, Series 2012-SHOW, Class A(3)	4,602,000	4,874,444
Bear Stearns ARM Trust 2003-2
2.55%, 01/25/2033, Series 2003-2, Class A5(3)(4)	80,621	83,286
Bear Stearns ARM Trust 2003-7
2.19%, 10/25/2033, Series 2003-7, Class 3A(4)	2,534	2,518
Bear Stearns ARM Trust 2004-2
2.78%, 05/25/2034, Series 2004-2, Class 14A(4)	36,462	35,967
Bear Stearns ARM Trust 2006-1
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036, Series 2006-1, Class A1(2)	94,087	95,509
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034, Series 2004-AC2, Class 2A	13,381	13,004
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.76%, 12/11/2038, Series 2006-PW14, Class X1(3)(4)	292,333	4
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045, Series 2007-T26, Class X1(3)(4)	10,604,177	1,714
Bellemeade Re 2018-1 Ltd.
1.69% (1 Month LIBOR USD + 1.60%), 04/25/2028, Series 2018-1A, Class M1B(2)(3)	1,650,270	1,651,332
Bellemeade Re 2018-3 Ltd.
1.94% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028, Series 2018-3A, Class M1B(2)(3)	1,833,624	1,838,470
Bellemeade Re 2019-3 Ltd.
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029, Series 2019-3A, Class M1A(2)(3)	1,211,147	1,212,677
1.69% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029, Series 2019-3A, Class M1B(2)(3)	3,600,000	3,609,176
Bellemeade Re 2020-1 Ltd.
3.49% (1 Month LIBOR USD + 3.40%), 06/25/2030, Series 2020-1A, Class M1B(2)(3)	117,702	117,747
Bellemeade Re 2020-2 Ltd.
2.39% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 08/26/2030, Series 2020-2A, Class M1A(2)(3)	84,759	84,795
3.29% (1 Month LIBOR USD + 3.20%, 3.20% Floor), 08/26/2030, Series 2020-2A, Class M1B(2)(3)	625,000	629,116

	Principal Amount	Value
Benchmark 2018-B6 Mortgage Trust
4.26%, 10/10/2051, Series 2018-B6, Class A4	6,230,000	7,212,159
Benchmark 2019-B15 Mortgage Trust
2.67%, 12/15/2072, Series 2019-B15, Class A4	30,000,000	31,500,675
Benchmark 2020-B16 Mortgage Trust
2.73%, 02/15/2053, Series 2020-B16, Class A5	511,000	540,675
Benchmark 2020-B17 Mortgage Trust
2.29%, 03/15/2053, Series 2020-B17, Class A5	3,637,000	3,724,735
Benchmark 2020-B19 Mortgage Trust
1.55%, 09/15/2053, Series 2020-B19, Class A4	21,500,000	20,976,658
1.85%, 09/15/2053, Series 2020-B19, Class A5	9,420,000	9,304,720
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053, Series 2020-B20, Class A5	3,735,000	3,736,782
Benchmark 2020-B21 Mortgage Trust
1.98%, 12/17/2053, Series 2020-B21, Class A5	8,664,000	8,619,321
Benchmark 2020-B22 Mortgage Trust
1.97%, 01/15/2054, Series 2020-B22, Class A5	4,844,000	4,818,786
Benchmark 2021-B24 Mortgage Trust
2.01%, 03/15/2054, Series 2021-B24, Class A3	10,000,000	10,155,857
2.26%, 03/15/2054, Series 2021-B24, Class A4	20,000,000	20,309,124
2.58%, 03/15/2054, Series 2021-B24, Class A5	3,000,000	3,136,988
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054, Series 2021-B25, Class A5	2,119,000	2,216,321
Benchmark 2021-B26 Mortgage Trust
2.61%, 06/15/2054, Series 2021-B26, Class A5	2,650,000	2,779,869
Benchmark 2021-B27 Mortgage Trust
2.10%, 07/15/2054, Series 2021-B27, Class A4	22,500,000	22,714,533
2.39%, 07/15/2054, Series 2021-B27, Class A5	3,309,000	3,404,554
BX Commercial Mortgage Trust 2020-BXLP
0.87% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 12/15/2036, Series 2020-BXLP, Class A(2)(3)	13,101,593	13,118,012
CD 2006-CD3 Mortgage Trust
0.89%, 10/15/2048, Series 2006-CD3, Class XS(3)(4)	666,649	1,587
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057, Series 2019-CD8, Class A3	20,000,000	20,640,726
Central Park Funding Trust 2021-1
2.85% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 08/29/2022, Series 2021-1, Class PT(2)(3)	11,937,507	12,211,010
Chase Mortgage Finance Trust Series 2006-A1
3.06%, 09/25/2036, Series 2006-A1, Class 2A3(4)	87,434	80,755
Chase Mortgage Finance Trust Series 2007-A1
2.48%, 02/25/2037, Series 2007-A1, Class 2A1(4)	41,072	41,560
2.48%, 02/25/2037, Series 2007-A1, Class 1A3(4)	20,237	20,515
2.68%, 02/25/2037, Series 2007-A1, Class 9A1(4)	25,315	25,741
2.86%, 02/25/2037, Series 2007-A1, Class 7A1(4)	7,001	7,177
Chase Mortgage Finance Trust Series 2007-A2
2.28%, 06/25/2035, Series 2007-A2, Class 1A1(4)	14,688	14,339
2.77%, 06/25/2035, Series 2007-A2, Class 2A1(4)	32,696	33,226
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032, Series 2002-18, Class PO	5,357	4,864
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034, Series 2004-3, Class A26	20,007	20,790

	Principal Amount	Value
5.75%, 04/25/2034, Series 2004-3, Class A4	13,631	14,190
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034, Series 2004-5, Class 1A4	85,654	87,939
CHL Mortgage Pass-Through Trust 2004-7
2.45%, 06/25/2034, Series 2004-7, Class 2A1(4)	5,626	5,695
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2022, Series 2004-8, Class 2A1	1,517	1,600
CHL Mortgage Pass-Through Trust 2004-HYB1
2.59%, 05/20/2034, Series 2004-HYB1, Class 2A(4)	7,581	7,780
CHL Mortgage Pass-Through Trust 2004-HYB3
2.10%, 06/20/2034, Series 2004-HYB3, Class 2A(4)	45,722	46,862
CHL Mortgage Pass-Through Trust 2004-HYB6
2.76%, 11/20/2034, Series 2004-HYB6, Class A3(4)	28,493	29,389
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035, Series 2005-14, Class A2	14,575	11,800
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035, Series 2005-16, Class A23	6,480	5,635
CHL Mortgage Pass-Through Trust 2005-22
2.61%, 11/25/2035, Series 2005-22, Class 2A1(4)	107,071	101,965
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2022, Series 2006-1, Class 2A1	1,372	1,373
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036, Series 2006-4, Class 1A2	31,652	32,270
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047, Series 2014-GC19, Class A3	3,833,033	4,072,355
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047, Series 2014-GC21, Class A4	2,828,555	2,963,147
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047, Series 2014-GC23, Class A3	6,873,866	7,247,018
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048, Series 2015-GC29, Class A3	9,951,564	10,464,356
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058, Series 2015-GC33, Class A4	717,000	787,956
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049, Series 2016-C1, Class A3	10,100,000	10,662,508
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049, Series 2016-C3, Class A4	2,764,000	2,998,187
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049, Series 2016-GC37, Class A3	10,676,882	11,154,931
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049, Series 2016-P6, Class A5(4)	2,783,000	3,099,339
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050, Series 2017-P7, Class A3	16,000,000	17,509,854
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050, Series 2017-P8, Class A3	21,000,000	22,494,478
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051, Series 2018-B2, Class A3	22,000,000	24,387,040
Citigroup Commercial Mortgage Trust 2019-C7
2.86%, 12/15/2072, Series 2019-C7, Class A3	7,850,000	8,364,648
3.10%, 12/15/2072, Series 2019-C7, Class A4	5,196,000	5,649,984

	Principal Amount	Value
Citigroup Commercial Mortgage Trust 2020-GC46
2.72%, 02/15/2053, Series 2020-GC46, Class A5	13,520,000	14,278,669
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033, Series 2003-UP2, Class PO1	140	128
2.59%, 09/25/2033, Series 2003-HYB1, Class A(4)	32,248	33,622
Citigroup Mortgage Loan Trust 2009-10
2.75%, 09/25/2033, Series 2009-10, Class 1A1(3)(4)	100,990	101,989
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058, Series 2015-A, Class B2(3)(4)	364,871	382,784
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068, Series 2018-A, Class A1(3)(4)	2,005,507	2,007,349
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033, Series 2003-1, Class PO3	3,741	3,387
0.00%, 10/25/2033, Series 2003-1, Class PO2	449	395
1.95%, 08/25/2034, Series 2004-UST1, Class A6(4)	5,691	5,514
2.38%, 02/25/2035, Series 2005-1, Class 2A1A(4)	19,311	18,528
2.82%, 08/25/2035, Series 2005-5, Class 1A2(4)	54,348	43,974
5.25%, 10/25/2033, Series 2003-1, Class 2A5	8,793	8,974
5.50%, 05/25/2035, Series 2005-2, Class 2A11	81,079	83,250
5.50%, 11/25/2035, Series 2005-9, Class 2A2	1,145	1,037
6.00%, 11/25/2035, Series 2005-9, Class 22A2	1,591,716	1,613,676
7.00%, 09/25/2033, Series 2003-UP3, Class A3	2,615	2,654
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045, Series 2012-CR1, Class A3	3,284,087	3,330,775
COMM 2012-CCRE2 Mortgage Trust
1.78%, 08/15/2045, Series 2012-CR2, Class XA(4)	2,580,399	25,250
3.15%, 08/15/2045, Series 2012-CR2, Class A4	9,614,464	9,797,393
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030, Series 2013-300P, Class A1(3)	516,000	546,570
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046, Series 2013-CR10, Class A3	1,952,547	2,063,531
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050, Series 2013-CR11, Class A4	8,100,000	8,688,577
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046, Series 2013-CR12, Class A3	9,308,032	9,764,598
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046, Series 2013-CR7, Class A4	1,225,913	1,271,887
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045, Series 2013-CR9, Class A3	862,477	893,200
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035, Series 2013-SFS, Class A2(3)(4)	708,000	725,467
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047, Series 2014-CR15, Class A2	148,038	147,246
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047, Series 2014-CR19, Class A5	17,769,300	19,233,151
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047, Series 2014-CR20, Class A3	11,066,592	11,703,748
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048, Series 2015-CR24, Class A4	7,114,134	7,556,920
3.70%, 08/10/2048, Series 2015-CR24, Class A5	770,833	842,849

	Principal Amount	Value
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048, Series 2015-CR25, Class A3	10,328,327	10,975,909
3.76%, 08/10/2048, Series 2015-CR25, Class A4	2,437,000	2,678,235
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048, Series 2015-LC23, Class A4	4,039,090	4,443,998
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033, Series 2018-HOME, Class A(3)(4)	10,975,000	12,025,707
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(3)	6,090,000	6,028,487
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.05%, 01/15/2049, Series 2007-C2, Class AX(3)(4)	1,814,042	1
Credit Suisse First Boston Mortgage Securities Corp.
0.00%, 10/25/2033, Series 2003-23, Class 1P	31,932	26,861
2.30%, 06/25/2033, Series 2003-AR15, Class 3A1(4)	14,992	15,446
5.25%, 09/25/2033, Series 2003-21, Class 1A4	34,572	35,510
5.25%, 09/25/2034, Series 2004-5, Class 3A1	9,388	8,653
6.70%, 02/25/2033, Series 2003-1, Class DB1(4)	58,899	59,571
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048, Series 2015-C4, Class A3	7,447,431	8,027,079
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049, Series 2016-C7, Class A5	1,882,000	2,052,274
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050, Series 2017-C8, Class A3	15,525,000	16,403,909
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052, Series 2019-C16, Class A3	1,299,000	1,418,897
CSAIL 2021-C20 Commercial Mortgage Trust
2.49%, 03/15/2054, Series 2021-C20, Class A2	22,125,000	22,924,655
2.80%, 03/15/2054, Series 2021-C20, Class A3	1,700,000	1,798,003
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033, Series 2003-27, Class 5A4	16,347	16,563
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034, Series 2004-4, Class 2A4	26,679	27,868
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034, Series 2004-8, Class 1A4	73,769	74,978
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035, Series 2005-10, Class AP	6,766	4,740
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035, Series 2005-9, Class AP	11,353	9,443
5.50%, 10/25/2035, Series 2005-9, Class DX	145,685	16,964
CSMA SFR Holdings II A-1
3.50%, 07/25/2023(12)	6,408,170	6,401,762
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(3)	3,000,000	2,877,688
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057, Series 2018-RPL9, Class A(3)(4)	5,811,385	6,071,415
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(3)(4)	3,093,507	3,133,359
CSMC 2020-RPL6 Trust
2.69%, 03/25/2059, Series 2020-RPL6, Class A1(3)(4)	4,735,577	4,794,625
CSMC SER 2020-11R

	Principal Amount	Value
0.00%, 04/28/2038(3)(4)	4,620,092	4,709,438
CSMCM 2018-RPL4 Trust
0.00%, 05/25/2058(3)(4)	2,456,528	2,512,780
CSMCM 2018-RPL9 Trust
4.52%, 09/25/2057, Series 2018-RPL9, Class CERT(3)(4)(12)	2,495,325	2,495,325
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049, Series 2016-C1, Class A3A	13,367,513	13,989,772
DBJPM 20-C9 Mortgage Trust
1.64%, 09/15/2053, Series 2020-C9, Class A4	20,600,000	20,215,964
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
4.35%, 02/25/2022, Series 2005-1, Class 2A1(4)	5,601	5,563
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034, Series 2004-4, Class 1A6(1)	48	48
Eagle RE 2018-1 Ltd.
1.79% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028, Series 2018-1, Class M1(2)(3)	1,514,166	1,515,184
Eagle RE 2019-1 Ltd.
1.89% (1 Month LIBOR USD + 1.80%), 04/25/2029, Series 2019-1, Class M1B(2)(3)	866,253	869,112
Eagle RE 2021-1 Ltd.
1.72% (30-day Average Secured Overnight Financing Rate + 1.70%, 1.70% Floor), 10/25/2033, Series 2021-1, Class M1A(2)(3)	16,710,000	16,761,801
Fannie Mae
2.00%, 07/01/2036(9)	43,905,000	45,284,749
2.00%, 09/01/2036(9)	8,310,000	8,547,302
2.00%, 07/01/2050(9)	166,850,000	168,466,361
2.50%, 07/01/2051(9)	52,795,000	54,605,704
2.50%, 08/01/2051(9)	73,675,000	76,057,926
2.50%, 09/01/2051(9)	86,690,000	89,300,859
3.00%, 07/01/2051(9)	110,600,000	115,285,379
3.50%, 07/01/2051(9)	58,920,000	62,019,054
4.00%, 07/01/2051(9)	6,275,000	6,681,895
4.50%, 07/01/2051(9)	14,535,000	15,636,480
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039, Series 1999-T2, Class A1(4)	49,526	53,606
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040, Series 2001-T3, Class A1	80,992	90,862
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042, Series 2002-T16, Class A2	93,436	112,370
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044, Series 2004-T1, Class 1A2	18,221	21,281
Fannie Mae Grantor Trust 2004-T2
3.61%, 07/25/2043, Series 2004-T2, Class 2A(4)	77,650	81,353
7.50%, 11/25/2043, Series 2004-T2, Class 1A4	157,078	183,424
Fannie Mae Grantor Trust 2004-T3
6.50%, 02/25/2044, Series 2004-T3, Class 1A2	236,872	276,918
7.00%, 02/25/2044, Series 2004-T3, Class 1A3	101,302	120,348
10.24%, 01/25/2044, Series 2004-T3, Class PT1(4)	19,176	23,206
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027, Series 2017-T1, Class A	6,521,327	7,096,166
Fannie Mae Interest Strip
0.00%, 09/25/2024, Series 300, Class 1	21,456	21,089
0.00%, 01/25/2033, Series 329, Class 1	5,928	5,624

	Principal Amount	Value
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042, Series 412, Class F2(2)	397,692	401,212
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042, Series 411, Class F1(2)	905,117	909,594
5.00%, 12/25/2033, Series 345, Class 6(4)	8,084	1,076
5.50%, 05/25/2036, Series 365, Class 8	30,336	6,050
5.50%, 08/25/2036, Series 374, Class 5	21,796	3,815
5.50%, 04/25/2037, Series 393, Class 6	8,952	1,261
6.00%, 01/25/2038, Series 383, Class 33	20,902	4,000
7.50%, 04/25/2023, Series 218, Class 2	204	10
9.00%, 03/25/2024, Series 265, Class 2	183	194
Fannie Mae Pool
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,308,704	1,307,145
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,364,704	3,363,310
0.89% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 98.04% Cap), 03/01/2022(2)	841,421	840,914
1.45% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.34% Cap), 08/01/2034(2)	19,996	20,112
1.48% (6 Month LIBOR USD + 1.23%, 1.23% Floor, 12.61% Cap), 09/01/2036(2)	76,119	78,214
1.50%, 01/01/2031	10,000,000	9,965,656
1.50%, 10/01/2050	2,284,078	2,240,177
1.50%, 11/01/2050	5,215,293	5,115,032
1.50%, 12/01/2050	16,137,118	15,826,497
1.52% (1 Year LIBOR USD + 1.27%, 1.27% Floor, 9.89% Cap), 05/01/2035(2)	8,568	8,606
1.55% (6 Month LIBOR USD + 1.30%, 1.30% Floor, 11.97% Cap), 07/01/2037(2)	42,165	43,526
1.56%, 01/01/2031	2,275,000	2,279,408
1.66% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	26,970	27,106
1.71% (6 Month LIBOR USD + 1.46%, 1.48% Floor, 12.68% Cap), 02/01/2037(2)	40,123	41,662
1.74% (6 Month LIBOR USD + 1.49%, 1.49% Floor, 12.66% Cap), 01/01/2037(2)	29,846	31,025
1.76% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.88% Cap), 01/01/2035(2)	103,767	107,667
1.80% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.98% Cap), 02/01/2035(2)	2,989	3,105
1.85% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	26,210	27,343
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	14,425	14,539
1.88% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 10.24% Cap), 01/01/2035(2)	6,885	6,951
1.95% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.41% Cap), 05/01/2036(2)	4,524	4,572
1.97% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.91% Cap), 05/01/2035(2)	5,347	5,406
1.98% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 04/01/2037(2)	11,027	11,200
1.99% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	28,024	28,194
2.00%, 08/01/2031	1,811,073	1,875,270
2.00%, 01/01/2036	15,417,871	15,958,861
2.00%, 06/01/2040	3,791,783	3,849,650
2.00%, 07/01/2040	3,668,992	3,739,646
2.00%, 09/01/2040	2,030,163	2,057,487
2.00%, 02/01/2041	9,079,738	9,269,295
2.00%, 05/01/2041	39,572,165	40,249,341
2.00%, 09/01/2050	7,995,935	8,078,697
2.00%, 10/01/2050	30,053,816	30,364,829
2.00%, 11/01/2050	17,828,079	18,012,897
2.00%, 01/01/2051	4,392,652	4,438,187
2.00%, 01/01/2051	15,575,657	15,736,974
2.00%, 02/01/2051	8,212,931	8,318,431
2.01% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 9.99% Cap), 10/01/2034(2)	6,798	7,118
2.05% (1 Year CMT Index + 1.86%, 2.04% Floor, 10.05% Cap), 07/01/2035(2)	6,044	6,015
2.06% (1 Year LIBOR USD + 1.36%, 1.36% Floor, 11.27% Cap), 11/01/2037(2)	69,562	72,711

	Principal Amount	Value
2.06% (1 Year LIBOR USD + 1.71%, 1.71% Floor, 8.87% Cap), 01/01/2034(2)	5,317	5,405
2.08% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 10.45% Cap), 09/01/2035(2)	13,155	13,432
2.09% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.60% Cap), 09/01/2037(2)	16,468	16,745
2.11% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 11.86% Cap), 09/01/2037(2)	3,410	3,392
2.12% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.11% Cap), 11/01/2034(2)	3,911	3,923
2.13% (12 Month U.S. Treasury Average + 1.93%, 1.93% Floor, 8.54% Cap), 01/01/2036(2)	56,660	59,911
2.13% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.34% Cap), 08/01/2033(2)	17,643	18,519
2.14% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 9.94% Cap), 08/01/2034(2)	10,495	10,644
2.16% (1 Year LIBOR USD + 1.57%, 1.57% Floor, 11.38% Cap), 09/01/2036(2)	27,766	28,934
2.16% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	16,787	16,792
2.17% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.42% Cap), 07/01/2034(2)	385	387
2.22% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	7,565	7,604
2.23% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.94% Cap), 12/01/2036(2)	43,187	43,843
2.23% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.88% Cap), 11/01/2034(2)	5,577	5,596
2.25% (11th District Cost of Funds Index + 1.25%, 1.95% Floor, 12.65% Cap), 09/01/2027(2)	2,299	2,338
2.26% (1 Year CMT Index + 2.03%, 2.03% Floor, 10.72% Cap), 11/01/2037(2)	39,697	42,492
2.27% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.97% Cap), 09/01/2034(2)	750	755
2.28% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.79% Cap), 02/01/2037(2)	37,320	39,365
2.29%, 10/01/2026	9,780,805	10,304,048
2.29% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.91% Cap), 01/01/2037(2)	12,514	12,764
2.31% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.31% Cap), 12/01/2036(2)	10,970	10,996
2.32% (1 Year LIBOR USD + 1.69%, 1.67% Floor, 10.95% Cap), 09/01/2036(2)	66,001	68,491
2.32%, 12/01/2022	337,046	343,303
2.32% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 11.20% Cap), 09/01/2036(2)	13,414	13,550
2.32% (1 Year LIBOR USD + 1.95%, 1.95% Floor, 12.32% Cap), 11/01/2036(2)	387	387
2.32% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.47% Cap), 06/01/2036(2)	19,881	20,233
2.34% (1 Year LIBOR USD + 1.65%, 1.66% Floor, 10.86% Cap), 07/01/2037(2)	79,341	83,772
2.34%, 12/01/2022	1,982,923	2,020,206
2.34%, 01/01/2023	1,231,132	1,256,125
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.68% Cap), 01/01/2036(2)	19,571	20,751
2.37%, 01/01/2023	979,821	999,621
2.38% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	26,932	27,021
2.38%, 11/01/2022	777,219	790,978
2.39% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.16% Cap), 09/01/2033(2)	7,704	8,125
2.40% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 10.84% Cap), 08/01/2036(2)	39,163	41,101
2.40% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.63% Cap), 04/01/2035(2)	22,450	22,798
2.41%, 11/01/2022	140,041	142,558
2.42%, 12/01/2022	1,055,023	1,075,711
2.42%, 06/01/2023	807,348	830,339
2.42% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.19% Cap), 06/01/2034(2)	23,610	25,133
2.43% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	9,820	9,927
2.44% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(2)	4,272	4,321
2.45%, 11/01/2022	1,357,341	1,382,340
2.45%, 02/01/2023	1,290,000	1,320,231
2.46% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.76% Cap), 12/01/2037(2)	63,603	67,101
2.49%, 03/01/2023	726,891	744,640
2.50%, 04/01/2023	1,445,000	1,485,362
2.50%, 09/01/2027	241,902	253,438
2.50%, 04/01/2028	2,347,720	2,459,938
2.50%, 04/01/2030	1,384,009	1,458,147

	Principal Amount	Value
2.50%, 05/01/2030	1,604,494	1,684,620
2.50%, 11/01/2031	2,299,777	2,414,743
2.50%, 12/01/2034	12,539,163	13,177,119
2.50%, 08/01/2035	2,493,155	2,624,781
2.50%, 08/01/2035	5,665,403	5,969,840
2.50%, 09/01/2035	7,739,186	8,150,869
2.50%, 12/01/2036	2,051,287	2,129,173
2.50%, 05/01/2041	18,052,665	18,787,147
2.50%, 01/01/2043	1,676,559	1,751,147
2.50%, 02/01/2043	757,605	791,311
2.50%, 10/01/2043	1,571,052	1,640,922
2.50%, 05/01/2046	720,502	748,018
2.50%, 07/01/2046	1,869,652	1,943,423
2.50%, 08/01/2046	682,327	708,505
2.50%, 10/01/2046	553,649	574,898
2.50%, 11/01/2049	289,209	299,409
2.50%, 03/01/2050	934,470	968,796
2.50%, 06/01/2050	1,292,631	1,343,596
2.50%, 06/01/2050	2,925,538	3,040,877
2.50%, 06/01/2050	4,968,489	5,164,425
2.50%, 06/01/2050	18,848,358	19,513,098
2.50%, 07/01/2050	2,855,733	2,968,317
2.50%, 07/01/2050	7,593,880	7,893,284
2.50%, 08/01/2050	3,110,260	3,232,882
2.50%, 08/01/2050	23,537,429	24,367,542
2.50%, 09/01/2050	70,937	73,439
2.50%, 09/01/2050	3,782,026	3,949,224
2.50%, 09/01/2050	7,897,199	8,153,725
2.50%, 10/01/2050	56,934,349	58,942,297
2.50%, 11/01/2050	2,397,328	2,485,195
2.50%, 11/01/2050	7,822,655	8,098,543
2.50%, 12/01/2050	14,395,620	14,919,127
2.50%, 03/01/2051	2,727,730	2,834,643
2.50%, 04/01/2051	19,597,716	20,288,884
2.50%, 05/01/2051	3,684,723	3,829,156
2.52% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	13,854	14,843
2.52%, 05/01/2023	3,302,000	3,397,906
2.52%, 11/01/2029	14,602,209	15,668,219
2.52% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.10% Cap), 07/01/2036(2)	22,457	22,839
2.53% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	15,347	15,501
2.54% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 12.16% Cap), 09/01/2037(2)	4,283	4,249
2.55%, 11/01/2022	360,027	366,963
2.55%, 11/01/2022	1,127,076	1,148,790
2.55%, 10/01/2028	9,193,678	9,876,716
2.56% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.20% Cap), 07/01/2037(2)	30,937	31,099
2.58% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.93% Cap), 10/01/2036(2)	48,244	51,666
2.58%, 09/01/2028	3,830,000	4,122,943
2.59%, 09/01/2028	7,552,000	8,137,757
2.60%, 06/01/2022	742,019	750,134
2.62% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.15% Cap), 10/01/2036(2)	32,288	33,088

	Principal Amount	Value
2.62%, 10/01/2028	9,132,686	9,789,711
2.63% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.19% Cap), 10/01/2034(2)	23,266	24,848
2.64% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 11.11% Cap), 06/01/2036(2)	70,686	75,069
2.64%, 04/01/2023	322,926	331,944
2.64%, 07/01/2023	413,000	427,059
2.65%, 08/01/2022	1,032,000	1,047,337
2.67%, 07/01/2022	624,000	632,309
2.68%, 05/01/2025	1,777,587	1,893,963
2.70%, 04/01/2023(4)	374,032	384,985
2.70%, 04/01/2025	4,698,021	5,006,725
2.71% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.44% Cap), 10/01/2035(2)	37,521	37,761
2.75%, 03/01/2022	153,068	154,860
2.75% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.63% Cap), 02/01/2036(2)	4,361	4,402
2.75% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.25% Cap), 03/01/2036(2)	148,705	159,147
2.77%, 06/01/2023	881,863	911,772
2.78% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.53% Cap), 11/01/2036(2)	8,198	8,292
2.79%, 06/01/2023(4)	1,405,028	1,450,537
2.81%, 04/01/2025	2,900,000	3,107,103
2.81%, 05/01/2027	1,886,908	2,043,237
2.83%, 05/01/2027	8,000,000	8,683,024
2.90%, 12/01/2024	2,000,000	2,138,145
2.90%, 10/01/2029	3,364,597	3,703,503
2.91%, 03/01/2027	9,605,671	10,443,209
2.93%, 01/01/2025	1,820,406	1,827,749
2.97%, 01/01/2022	671,150	672,508
3.00%, 01/01/2027	1,870,806	1,968,068
3.00%, 06/01/2027	2,000,000	2,189,559
3.00%, 10/01/2027	1,473,121	1,556,136
3.00%, 08/01/2028	716,973	758,504
3.00%, 09/01/2028	1,237,677	1,309,207
3.00%, 12/01/2028	428,147	452,907
3.00%, 05/01/2030	1,117,010	1,179,579
3.00%, 09/01/2030	4,972,009	5,260,295
3.00%, 04/01/2032	8,405,069	8,879,441
3.00%, 02/01/2034	3,838,848	4,051,056
3.00%, 04/01/2036	895,195	941,910
3.00%, 08/01/2036	817,757	861,480
3.00%, 05/01/2038	11,209,758	11,772,429
3.00%, 05/01/2042	299,243	317,080
3.00%, 10/01/2042	2,677,703	2,834,444
3.00%, 11/01/2042	1,539,700	1,637,456
3.00%, 12/01/2042	62,662	66,386
3.00%, 12/01/2042	584,805	618,922
3.00%, 12/01/2042	921,214	980,466
3.00%, 01/01/2043	581,616	616,128
3.00%, 01/01/2043	892,914	945,084
3.00%, 01/01/2043	993,120	1,052,086
3.00%, 01/01/2043	1,062,329	1,133,496
3.00%, 02/01/2043	590,696	630,267
3.00%, 04/01/2043	1,281,482	1,357,461

	Principal Amount	Value
3.00%, 04/01/2043	2,142,744	2,278,526
3.00%, 04/01/2043	2,837,055	3,014,506
3.00%, 05/01/2043	62,834	66,074
3.00%, 05/01/2043	182,484	193,081
3.00%, 05/01/2043	1,609,916	1,706,707
3.00%, 05/01/2043	5,945,413	6,297,374
3.00%, 06/01/2043	56,433	59,675
3.00%, 06/01/2043	265,877	282,661
3.00%, 06/01/2043	280,958	297,298
3.00%, 06/01/2043	1,856,825	1,984,018
3.00%, 06/01/2043	3,456,237	3,657,027
3.00%, 07/01/2043	45,286	47,844
3.00%, 07/01/2043	186,296	197,086
3.00%, 07/01/2043	258,796	275,026
3.00%, 07/01/2043	751,901	804,829
3.00%, 07/01/2043	1,114,434	1,183,726
3.00%, 07/01/2043	5,223,016	5,569,510
3.00%, 08/01/2043	47,967	51,000
3.00%, 08/01/2043	921,493	979,635
3.00%, 08/01/2043	2,843,619	3,024,043
3.00%, 08/01/2043	3,686,559	3,902,922
3.00%, 10/01/2043	69,391	73,644
3.00%, 10/01/2043	9,677,505	10,336,286
3.00%, 02/01/2044	4,304,057	4,575,435
3.00%, 03/01/2044	464,277	495,371
3.00%, 04/01/2045	4,997,031	5,310,646
3.00%, 05/01/2046	4,623,674	4,870,954
3.00%, 09/01/2046	648,013	686,636
3.00%, 11/01/2046	1,456,842	1,529,306
3.00%, 11/01/2046	4,227,689	4,481,818
3.00%, 11/01/2046	5,178,276	5,476,956
3.00%, 01/01/2047	3,037,321	3,184,434
3.00%, 02/01/2047	1,146,960	1,219,208
3.00%, 02/01/2047	1,430,932	1,520,503
3.00%, 03/01/2047	506,127	532,824
3.00%, 08/01/2049	17,608,451	18,707,985
3.00%, 12/01/2049	308,415	327,308
3.00%, 12/01/2049	1,094,081	1,159,172
3.00%, 12/01/2049	6,543,845	6,871,210
3.00%, 02/01/2050	7,685,079	8,015,065
3.00%, 03/01/2050	2,328,905	2,428,134
3.00%, 03/01/2050	3,419,565	3,604,249
3.00%, 06/01/2050	905,141	945,005
3.00%, 06/01/2050	3,631,157	3,787,308
3.00%, 08/01/2050	8,202,822	8,546,911
3.00%, 09/01/2050	7,222,857	7,657,013
3.00%, 12/01/2050	15,889,242	17,120,753
3.00%, 07/01/2060	11,335,581	12,027,533
3.02%, 05/01/2022	596,531	603,028
3.02%, 07/01/2029	8,200,000	9,104,436

	Principal Amount	Value
3.03%, 12/01/2021	835,111	834,950
3.03%, 01/01/2022	726,502	728,009
3.07%, 02/01/2025	4,995,000	5,367,873
3.08%, 04/01/2022	927,304	935,429
3.08%, 12/01/2024	1,807,201	1,939,458
3.08%, 01/01/2028	8,000,000	8,798,407
3.09%, 09/01/2029	7,484,000	8,349,311
3.10%, 09/01/2025	4,790,326	5,201,084
3.10%, 01/01/2028	6,703,277	7,404,817
3.11%, 12/01/2024	2,436,279	2,617,954
3.12%, 11/01/2026	939,000	1,028,198
3.12%, 06/01/2035	3,400,000	3,835,890
3.13%, 03/01/2027	6,835,000	7,533,439
3.14%, 03/01/2022	263,119	264,907
3.14%, 12/01/2026	1,751,531	1,919,101
3.19%, 01/01/2033	4,210,430	4,653,936
3.19%, 03/01/2036	2,408,723	2,670,434
3.20%, 01/01/2022	764,007	765,711
3.20% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.23% Cap), 08/01/2037(2)	48,708	49,894
3.21%, 03/01/2022	310,000	312,075
3.22%, 09/01/2032	6,000,000	6,306,173
3.24%, 10/01/2026	1,755,692	1,929,086
3.25%, 09/01/2026	1,427,795	1,570,093
3.25%, 02/01/2027	5,525,197	6,084,373
3.26%, 12/01/2026	921,179	1,012,007
3.29%, 08/01/2026	2,957,311	3,241,238
3.31%, 12/01/2021	342,987	342,912
3.34%, 02/01/2027	1,500,000	1,659,375
3.38%, 12/01/2023	2,354,634	2,515,003
3.40%, 10/01/2021	309,018	308,951
3.45%, 01/01/2024	1,672,323	1,782,681
3.45%, 04/01/2035	1,795,233	2,065,506
3.50%, 12/01/2023	2,150,892	2,292,102
3.50%, 11/01/2029	329,567	353,276
3.50%, 12/01/2029	1,938,436	2,086,009
3.50%, 05/01/2030	376,780	405,983
3.50%, 08/01/2030	1,153,543	1,250,461
3.50%, 12/01/2030	1,175,713	1,269,978
3.50%, 07/01/2032	88,024	94,809
3.50%, 11/01/2032	586,078	632,942
3.50%, 12/01/2032	227,183	243,845
3.50%, 12/01/2032	9,404,151	10,230,103
3.50%, 02/01/2033	323,707	348,419
3.50%, 02/01/2033	357,539	383,771
3.50%, 03/01/2033	1,859,728	2,005,918
3.50%, 04/01/2033	1,442,167	1,545,523
3.50%, 06/01/2033	147,573	158,391
3.50%, 10/01/2033	6,323,783	6,812,915
3.50%, 06/01/2040	1,289,098	1,382,475
3.50%, 12/01/2040	57,964	62,422

	Principal Amount	Value
3.50%, 02/01/2041	4,883,709	5,258,642
3.50%, 06/01/2041	10,677,785	11,508,332
3.50%, 11/01/2041	202,146	218,406
3.50%, 11/01/2041	1,963,708	2,122,175
3.50%, 12/01/2041	149,185	160,766
3.50%, 12/01/2041	308,804	331,255
3.50%, 12/01/2041	3,829,883	4,127,171
3.50%, 02/01/2042	5,387	5,821
3.50%, 02/01/2042	169,155	183,326
3.50%, 02/01/2042	263,407	284,582
3.50%, 04/01/2042	137,456	148,126
3.50%, 05/01/2042	4,173,759	4,497,783
3.50%, 06/01/2042	954,049	1,028,115
3.50%, 07/01/2042	771,549	836,113
3.50%, 07/01/2042	2,343,488	2,525,453
3.50%, 07/01/2042	12,693,188	13,767,263
3.50%, 08/01/2042	436,501	472,944
3.50%, 09/01/2042	392,396	424,069
3.50%, 09/01/2042	426,112	459,193
3.50%, 09/01/2042	536,272	578,709
3.50%, 09/01/2042	2,985,035	3,225,962
3.50%, 10/01/2042	198,010	213,383
3.50%, 10/01/2042	229,887	247,735
3.50%, 10/01/2042	439,642	476,433
3.50%, 10/01/2042	725,409	783,956
3.50%, 11/01/2042	1,860,807	2,016,003
3.50%, 11/01/2042	4,722,282	5,103,452
3.50%, 01/01/2043	459,547	495,915
3.50%, 01/01/2043	576,406	622,894
3.50%, 02/01/2043	37,293	40,286
3.50%, 02/01/2043	46,770	50,687
3.50%, 03/01/2043	348,868	376,477
3.50%, 03/01/2043	991,108	1,072,412
3.50%, 03/01/2043	2,490,048	2,672,783
3.50%, 04/01/2043	1,124,371	1,211,517
3.50%, 04/01/2043	2,553,927	2,759,661
3.50%, 05/01/2043	47,792	51,500
3.50%, 05/01/2043	356,234	381,654
3.50%, 05/01/2043	1,064,865	1,149,132
3.50%, 05/01/2043	1,236,631	1,334,506
3.50%, 07/01/2043	5,834,261	6,322,737
3.50%, 06/01/2044	4,112,054	4,437,432
3.50%, 06/01/2044	4,489,091	4,840,897
3.50%, 02/01/2045	4,513,859	4,861,418
3.50%, 04/01/2045	6,867,026	7,369,685
3.50%, 06/01/2045	1,160,021	1,237,432
3.50%, 06/01/2045	4,577,844	4,899,491
3.50%, 11/01/2045	1,915,477	2,053,790
3.50%, 12/01/2045	333,737	356,956
3.50%, 01/01/2046	5,372,482	5,794,694

	Principal Amount	Value
3.50%, 04/01/2046	776,110	841,500
3.50%, 08/01/2046	3,284,515	3,495,712
3.50%, 09/01/2046	2,707,302	2,920,929
3.50%, 11/01/2046	7,234,179	7,742,588
3.50%, 12/01/2046	2,397,755	2,545,986
3.50%, 12/01/2046	4,974,972	5,357,516
3.50%, 02/01/2047	4,579,068	4,915,407
3.50%, 06/01/2047	408,285	437,044
3.50%, 11/01/2047	4,509,169	4,769,986
3.50%, 12/01/2047	3,087,708	3,258,177
3.50%, 10/01/2048	3,842,358	4,100,221
3.50%, 05/01/2049	10,628,870	11,480,379
3.50%, 01/01/2050	10,249,517	11,039,613
3.50%, 03/01/2060	9,638,104	10,472,979
3.55%, 02/01/2030	1,500,000	1,695,567
3.57%, 06/01/2028	8,361,000	9,515,749
3.59%, 08/01/2023	1,135,000	1,192,345
3.61%, 04/01/2028	2,915,348	3,303,254
3.64%, 01/01/2025	525,576	572,821
3.66%, 03/01/2027	2,264,055	2,538,951
3.67%, 07/01/2023	4,850,000	5,091,266
3.68%, 09/01/2026	3,375,467	3,770,539
3.74%, 07/01/2023	527,686	554,142
3.76%, 03/01/2024	1,265,000	1,364,095
3.77%, 12/01/2025	3,359,841	3,729,073
3.81%, 12/01/2028	7,000,000	8,127,549
3.85%, 09/01/2021	768,292	768,134
3.91% (11th District Cost of Funds Index + 1.25%, 3.83% Floor, 13.49% Cap), 03/01/2029(2)	1,411	1,437
3.92%, 09/01/2021	588,236	588,117
3.94%, 07/01/2021	1,032,000	1,032,018
4.00%, 11/01/2031	2,876,670	3,134,257
4.00%, 06/01/2033	641,008	685,261
4.00%, 12/01/2033	43,397	47,122
4.00%, 03/01/2035	4,984,631	5,365,586
4.00%, 05/01/2037	5,698,045	6,170,908
4.00%, 10/01/2037	1,114,402	1,199,574
4.00%, 07/01/2040	2,866,951	3,134,659
4.00%, 08/01/2040	93,562	102,395
4.00%, 09/01/2040	699,858	764,187
4.00%, 12/01/2040	136,086	148,651
4.00%, 12/01/2040	686,054	749,672
4.00%, 01/01/2041	125,168	136,737
4.00%, 01/01/2041	289,225	316,055
4.00%, 01/01/2041	565,964	618,451
4.00%, 01/01/2041	580,184	637,944
4.00%, 01/01/2041	772,053	843,666
4.00%, 01/01/2041	967,132	1,058,512
4.00%, 01/01/2041	969,774	1,061,400
4.00%, 02/01/2041	25,487	27,738
4.00%, 02/01/2041	1,265,561	1,385,247

	Principal Amount	Value
4.00%, 03/01/2041	4,421,392	4,861,312
4.00%, 04/01/2041	336,144	366,354
4.00%, 05/01/2041	268,287	292,726
4.00%, 09/01/2041	134,309	146,741
4.00%, 10/01/2041	457,349	502,760
4.00%, 10/01/2041	720,165	791,826
4.00%, 12/01/2041	849,595	929,887
4.00%, 12/01/2041	1,160,123	1,267,526
4.00%, 01/01/2042	937,428	1,025,814
4.00%, 01/01/2042	1,625,007	1,786,808
4.00%, 03/01/2042	51,030	53,383
4.00%, 07/01/2042	253,960	276,995
4.00%, 07/01/2042	281,292	309,485
4.00%, 07/01/2042	291,639	320,589
4.00%, 07/01/2042	359,076	391,641
4.00%, 08/01/2042	3,765,051	4,140,117
4.00%, 11/01/2042	474,121	520,547
4.00%, 12/01/2042	327,055	359,512
4.00%, 04/01/2043	5,064,082	5,645,727
4.00%, 07/01/2043	621,228	678,644
4.00%, 11/01/2043	1,734,493	1,889,460
4.00%, 12/01/2043	75,308	82,037
4.00%, 12/01/2043	1,044,005	1,147,859
4.00%, 02/01/2044	632,849	695,664
4.00%, 06/01/2044	2,638,968	2,882,008
4.00%, 07/01/2044	1,342,575	1,469,167
4.00%, 08/01/2044	3,001,846	3,283,733
4.00%, 09/01/2044	621,710	676,853
4.00%, 01/01/2045	4,947,297	5,385,593
4.00%, 07/01/2045	4,191,281	4,579,511
4.00%, 10/01/2045	477,180	517,973
4.00%, 12/01/2045	679,179	734,671
4.00%, 12/01/2045	2,689,527	2,916,865
4.00%, 01/01/2046	1,560,923	1,690,359
4.00%, 08/01/2046	2,400,701	2,586,631
4.00%, 09/01/2046	1,490,888	1,627,702
4.00%, 03/01/2047	431,958	466,977
4.00%, 03/01/2047	4,467,466	4,841,438
4.00%, 03/01/2047	4,538,954	4,903,265
4.00%, 05/01/2047	588,924	637,852
4.00%, 05/01/2047	955,094	1,034,312
4.00%, 05/01/2047	2,413,896	2,608,653
4.00%, 06/01/2047	2,362,901	2,579,782
4.00%, 08/01/2047	5,302,268	5,713,332
4.00%, 11/01/2047	4,521,082	4,846,529
4.00%, 01/01/2048	4,611,525	4,923,800
4.00%, 01/01/2048	6,847,883	7,473,565
4.00%, 02/01/2048	755,275	819,572
4.00%, 03/01/2048	2,070,250	2,211,571
4.00%, 03/01/2048	8,144,838	8,924,542

	Principal Amount	Value
4.00%, 09/01/2048	614,821	654,812
4.00%, 10/01/2048	507,207	540,740
4.00%, 10/01/2048	1,655,227	1,797,715
4.00%, 03/01/2049	6,616,385	7,033,058
4.00%, 07/01/2049	2,728,389	2,932,114
4.00%, 10/01/2049	5,280,432	5,704,859
4.03%, 09/01/2022	1,122,921	1,152,460
4.05%, 08/01/2021	147,070	147,041
4.06%, 07/01/2021	918,881	918,685
4.11%, 07/01/2021(4)	80,779	80,768
4.18%, 09/01/2021(4)	308,708	308,768
4.50%, 08/01/2029	90,837	97,696
4.50%, 09/01/2029	104,433	112,607
4.50%, 01/01/2030	164,621	178,681
4.50%, 10/01/2033	2,863,547	3,150,680
4.50%, 11/01/2033	7,871	8,637
4.50%, 09/01/2034	20,183	22,082
4.50%, 04/01/2039	4,437,254	4,926,816
4.50%, 11/01/2039	13,239	14,711
4.50%, 08/01/2040	1,991,585	2,210,442
4.50%, 08/01/2040	2,033,349	2,259,454
4.50%, 12/01/2040	926,965	1,030,345
4.50%, 12/01/2040	2,918,823	3,217,630
4.50%, 03/01/2041	689,931	761,364
4.50%, 04/01/2041	496,756	548,056
4.50%, 05/01/2041	1,119,177	1,248,038
4.50%, 05/01/2041	4,563,100	5,090,936
4.50%, 07/01/2041	200,043	220,767
4.50%, 08/01/2041	1,657,631	1,848,592
4.50%, 01/01/2042	1,463,115	1,628,171
4.50%, 11/01/2042	4,436,897	4,892,724
4.50%, 02/01/2046	5,011,881	5,562,986
4.50%, 08/01/2047	622,454	675,266
4.50%, 05/01/2048	1,970,153	2,146,562
4.50%, 08/01/2048	6,496,327	7,086,852
4.50%, 03/01/2049	4,260,037	4,657,035
4.50%, 07/01/2049	5,710,394	6,220,313
4.50%, 09/01/2050	3,080,999	3,351,057
4.55%, 08/01/2026	799,347	889,996
4.63%, 12/01/2026(4)	854,383	957,170
4.76%, 08/01/2026	950,948	1,085,105
4.77%, 08/01/2026	604,985	688,116
5.00%, 11/01/2021	7	7
5.00%, 05/01/2023	1,464	1,524
5.00%, 08/01/2024	10,456	10,898
5.00%, 05/01/2028	11,515	12,612
5.00%, 04/01/2031	72,087	79,310
5.00%, 12/01/2032	543	558
5.00%, 06/01/2033	9,629	10,834
5.00%, 07/01/2033	10,095	11,450

	Principal Amount	Value
5.00%, 07/01/2033	11,346	12,877
5.00%, 11/01/2033	3,161	3,605
5.00%, 11/01/2033	27,672	31,546
5.00%, 11/01/2033	2,135,933	2,433,198
5.00%, 04/01/2034	74,403	84,797
5.00%, 05/01/2034	23,977	27,421
5.00%, 12/01/2034	18,453	21,045
5.00%, 01/01/2035	10,720	11,770
5.00%, 02/01/2035	355,905	405,577
5.00%, 02/01/2035	1,876,087	2,143,207
5.00%, 06/01/2035	332,440	380,039
5.00%, 07/01/2035	9,330	10,595
5.00%, 07/01/2035	1,579,504	1,803,024
5.00%, 07/01/2035	1,790,938	2,047,387
5.00%, 09/01/2035	37,841	43,338
5.00%, 10/01/2035	158,543	181,514
5.00%, 11/01/2035	358,637	410,291
5.00%, 01/01/2036	30,013	34,362
5.00%, 02/01/2036	24,107	27,607
5.00%, 07/01/2037	464,908	528,634
5.00%, 01/01/2039	1,419,401	1,601,967
5.00%, 09/01/2039	89,200	102,155
5.00%, 04/01/2040	171,172	194,836
5.00%, 08/01/2040	162,089	183,741
5.00%, 05/01/2041	86,158	98,576
5.00%, 05/01/2042	1,284,675	1,469,813
5.00%, 09/01/2043	628,305	699,989
5.00%, 01/01/2048	793,588	876,936
5.00%, 05/01/2048	2,185,264	2,414,048
5.00%, 01/01/2049	6,076,907	6,801,803
5.50%, 07/01/2025	15,377	17,108
5.50%, 11/01/2032	42,150	48,619
5.50%, 02/01/2033	1,135	1,308
5.50%, 03/01/2033	51,995	59,984
5.50%, 04/01/2033	34,598	39,906
5.50%, 07/01/2033	8,054	9,242
5.50%, 09/01/2033	136,782	157,636
5.50%, 11/01/2033	2,179	2,461
5.50%, 12/01/2033	59,245	68,866
5.50%, 01/01/2034	6,148	7,153
5.50%, 03/01/2034	6,069	6,859
5.50%, 09/01/2034	11,716	13,561
5.50%, 10/01/2034	12,580	13,079
5.50%, 02/01/2035	39,387	45,621
5.50%, 12/01/2035	15,806	17,493
5.50%, 04/01/2036	43,418	50,300
5.50%, 05/01/2036	37,748	43,721
5.50%, 05/01/2036	59,070	68,411
5.50%, 11/01/2036	14,477	16,767
5.50%, 03/01/2037	292,005	339,171

	Principal Amount	Value
5.50%, 04/01/2037	96,072	110,724
5.50%, 05/01/2037	106,911	123,253
5.50%, 01/01/2038	78,594	90,819
5.50%, 05/01/2038	11,901	13,487
5.50%, 06/01/2038	1,143	1,330
5.50%, 06/01/2038	82,921	96,453
5.50%, 06/01/2038	605,797	704,935
5.50%, 09/01/2038	515,123	591,733
5.50%, 06/01/2039	16,597	18,149
5.50%, 09/01/2039	51,322	57,984
5.50%, 12/01/2039	35,147	39,466
5.50%, 01/01/2040	383,100	443,356
6.00%, 08/01/2021	85	85
6.00%, 12/01/2021	147	147
6.00%, 02/01/2023	16,487	16,853
6.00%, 01/01/2024	7,951	8,226
6.00%, 01/01/2024	21,392	22,092
6.00%, 07/01/2024	6,677	6,921
6.00%, 07/01/2026	16,569	18,558
6.00%, 07/01/2027	22,770	25,510
6.00%, 11/01/2027	10,719	12,010
6.00%, 12/01/2027	31,718	35,541
6.00%, 01/01/2028	58,482	65,530
6.00%, 10/01/2028	41,358	46,338
6.00%, 12/01/2028	1,319	1,478
6.00%, 01/01/2029	2,087	2,379
6.00%, 09/01/2029	27,562	30,881
6.00%, 12/01/2032	11,725	13,200
6.00%, 12/01/2032	94,755	111,723
6.00%, 03/01/2033	750	840
6.00%, 03/01/2033	1,369	1,536
6.00%, 03/01/2033	3,029	3,447
6.00%, 03/01/2033	3,168	3,664
6.00%, 03/01/2033	5,163	5,805
6.00%, 05/01/2033	13,571	16,102
6.00%, 08/01/2033	3,060	3,441
6.00%, 09/01/2033	7,669	8,889
6.00%, 09/01/2033	12,772	14,176
6.00%, 11/01/2034	3,278	3,885
6.00%, 04/01/2035	60,997	70,374
6.00%, 02/01/2036	3,788	4,287
6.00%, 09/01/2036	211,639	248,064
6.00%, 11/01/2036	30,718	36,451
6.00%, 03/01/2037	51,332	57,645
6.00%, 09/01/2037	53,515	63,454
6.00%, 04/01/2038	10,149	11,382
6.00%, 05/01/2038	151,661	179,829
6.00%, 11/01/2038	41,810	48,440
6.00%, 12/01/2039	759,088	897,432
6.00%, 10/01/2040	992,036	1,174,325

	Principal Amount	Value
6.00%, 07/01/2041	2,554,331	2,988,368
6.00%, 11/01/2048	30,830	33,524
6.50%, 04/01/2022	53	53
6.50%, 05/01/2022	378	423
6.50%, 12/01/2022	933	1,044
6.50%, 02/01/2024	12,626	13,051
6.50%, 07/01/2024	2,624	2,938
6.50%, 04/01/2025	522	584
6.50%, 08/01/2026	29,223	32,719
6.50%, 03/01/2029	9,184	10,156
6.50%, 11/01/2029	288,696	326,628
6.50%, 08/01/2031	8,445	9,949
6.50%, 02/01/2032	40,638	45,499
6.50%, 01/01/2036	179,389	201,522
6.50%, 04/01/2036	930	940
6.50%, 07/01/2036	3,897	4,494
6.50%, 08/01/2036	113,549	130,354
6.50%, 10/01/2036	25,073	30,976
6.50%, 01/01/2037	53,862	63,289
6.50%, 08/01/2037	24,693	29,331
6.50%, 08/01/2037	25,997	29,615
6.50%, 10/01/2037	44,912	53,386
6.50%, 10/01/2038	53,951	62,435
6.50%, 10/01/2038	213,499	248,373
7.00%, 01/01/2024	103	109
7.00%, 04/01/2026	605	607
7.00%, 09/01/2027	401	445
7.00%, 01/01/2029	754	757
7.00%, 06/01/2032	4,417	4,762
7.00%, 02/01/2033	1,141	1,197
7.00%, 06/01/2033	56,615	66,359
7.00%, 02/01/2036	7,365	7,655
7.00%, 03/01/2036	1,452	1,630
7.00%, 12/01/2036	7,190	8,150
7.00%, 03/01/2037	5,088	5,616
7.00%, 04/01/2037	7,468	8,533
7.00%, 09/01/2037	25,294	27,135
7.00%, 09/01/2038	37,132	46,018
7.00%, 10/01/2038	63,235	77,820
7.00%, 11/01/2038	47,096	55,840
7.00%, 12/01/2038	117,393	141,239
7.00%, 01/01/2039	175,550	212,981
7.50%, 11/01/2022	201	202
7.50%, 10/01/2024	190	202
7.50%, 01/01/2035	25,170	29,523
7.50%, 03/01/2035	28,322	33,915
7.50%, 05/01/2037	24,900	30,837
7.50%, 10/01/2037	109,641	132,658
7.50%, 11/01/2037	35,104	41,176
7.50%, 11/01/2038	30,860	37,618

	Principal Amount	Value
7.50%, 04/01/2039	113,563	141,875
8.00%, 05/01/2024	71	75
8.00%, 03/01/2027	4,421	4,840
8.00%, 06/01/2027	3,854	4,241
8.00%, 06/01/2028	623	668
8.00%, 09/01/2028	5,153	5,668
8.00%, 11/01/2028	13,383	15,236
8.00%, 11/01/2037	9,043	9,952
8.00%, 01/01/2038	3,935	4,620
8.50%, 07/01/2024	464	498
8.50%, 05/01/2025	43	43
Fannie Mae REMIC Trust 2003-W1
5.11%, 12/25/2042, Series 2003-W1, Class 1A1(4)	82,480	89,961
5.58%, 12/25/2042, Series 2003-W1, Class 2A(4)	22,180	24,560
Fannie Mae REMIC Trust 2003-W4
5.63%, 10/25/2042, Series 2003-W4, Class 2A(4)	11,358	12,969
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034, Series 2004-W10, Class A6	373,733	408,450
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044, Series 2004-W11, Class 1A1	65,368	77,969
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044, Series 2005-W1, Class 1A2	115,300	137,057
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046, Series 2006-W3, Class 2A	85,957	96,845
Fannie Mae REMIC Trust 2007-W1
6.30%, 08/25/2047, Series 2007-W10, Class 2A(4)	9,559	10,887
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037, Series 2007-W3, Class 1A3	21,862	24,038
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037, Series 2007-W5, Class PO	14,443	13,372
Fannie Mae REMIC Trust 2007-W7
38.63% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037, Series 2007-W7, Class 1A4(2)(5)	13,450	23,443
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049, Series 2009-W1, Class A	362,462	418,957
Fannie Mae REMICS
0.00%, 03/25/2022, Series 2007-15, Class NO	622	621
0.00%, 10/25/2022, Series G92-62, Class B	200	200
0.00%, 04/25/2023, Series 1998-4, Class C	269	268
0.00%, 09/25/2023, Series G93-37, Class H	160	159
0.00%, 09/25/2023, Series 1993-205, Class H	660	654
0.00%, 11/25/2023, Series 1994-9, Class E	65	65
0.00%, 01/25/2032, Series 2001-81, Class LO	1,258	1,222
0.00%, 04/25/2032, Series 2002-21, Class LO	1,123	1,092
0.00%, 12/25/2032, Series 2004-59, Class BG	7,223	6,785
0.00%, 05/25/2033, Series 2003-35, Class EA	4,517	4,223
0.00%, 08/25/2033, Series 2003-132, Class OA	2,205	2,150
0.00%, 12/25/2033, Series 2006-44, Class P	60,991	57,039
0.00%, 03/25/2034, Series 2004-46, Class EP	56,900	56,025
0.00%, 09/25/2035, Series 2005-90, Class PO	6,439	6,348
0.00%, 10/25/2035, Series 2010-39, Class OT	16,142	15,511

	Principal Amount	Value
0.00%, 03/25/2036, Series 2006-16, Class OA	12,769	11,951
0.00%, 03/25/2036, Series 2006-8, Class WQ	131,992	118,942
0.00%, 04/25/2036, Series 2006-23, Class KO	14,191	13,736
0.00%, 04/25/2036, Series 2006-27, Class OH	27,856	26,142
0.00%, 04/25/2036, Series 2006-22, Class AO	43,919	41,061
0.00%, 06/25/2036, Series 2006-43, Class PO	11,229	10,817
0.00%, 06/25/2036, Series 2006-44, Class GO	22,553	21,125
0.00%, 06/25/2036, Series 2006-43, Class DO	35,488	32,690
0.00%, 06/25/2036, Series 2006-50, Class JO	81,628	75,738
0.00%, 06/25/2036, Series 2006-50, Class PS	98,611	94,927
0.00%, 07/25/2036, Series 2006-58, Class AP	6,497	5,999
0.00%, 07/25/2036, Series 2006-58, Class PO	13,402	12,500
0.00%, 07/25/2036, Series 2006-65, Class QO	25,923	24,401
0.00%, 08/25/2036, Series 2006-72, Class TO	8,547	7,826
0.00%, 08/25/2036, Series 2006-79, Class DO	18,833	18,138
0.00%, 08/25/2036, Series 2006-79, Class OP	27,126	24,565
0.00%, 08/25/2036, Series 2006-72, Class GO	46,415	44,725
0.00%, 09/25/2036, Series 2008-42, Class AO	10,456	9,603
0.00%, 09/25/2036, Series 2006-90, Class AO	20,664	19,492
0.00%, 09/25/2036, Series 2006-86, Class OB	26,541	24,673
0.00%, 11/25/2036, Series 2006-109, Class PO	6,789	6,223
0.00%, 11/25/2036, Series 2006-111, Class EO	19,598	17,907
0.00%, 11/25/2036, Series 2006-110, Class PO	39,227	36,604
0.00%, 12/25/2036, Series 2006-119, Class PO	10,179	9,689
0.00%, 12/25/2036, Series 2006-115, Class OK	23,930	21,842
0.00%, 01/25/2037, Series 2006-128, Class PO	23,582	21,775
0.00%, 01/25/2037, Series 2009-70, Class CO	64,483	59,699
0.00%, 03/25/2037, Series 2007-14, Class OP	18,792	17,708
0.00%, 04/25/2037, Series 2007-28, Class EO	62,050	56,881
0.00%, 05/25/2037, Series 2007-42, Class AO	5,335	4,934
0.00%, 07/25/2037, Series 2007-67, Class PO	42,332	39,170
0.00%, 10/25/2037, Series 2009-86, Class OT	392,520	358,097
0.00%, 05/25/2038, Series 2008-44, Class PO	1,431	1,293
0.00%, 01/25/2040, Series 2009-113, Class AO	33,863	29,920
0.00%, 06/25/2040, Series 2010-63, Class AP	53,676	50,083
0.00%, 09/25/2043, Series 2013-92, Class PO	865,501	787,657
0.00%, 10/25/2043, Series 2013-101, Class DO	655,664	570,279
0.00%, 12/25/2043, Series 2013-128, Class PO	1,546,679	1,374,021
0.11% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022, Series G92-52, Class FD(2)	59	58
0.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A1(2)	41,488	41,252
0.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036, Series 2006-118, Class A2(2)	183,079	181,431
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034, Series 2005-93, Class MF(2)	20,168	20,210
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036, Series 2006-23, Class FK(2)	68,663	68,775
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037, Series 2007-10, Class FD(2)	47,344	47,473
0.35% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036, Series 2007-101, Class A2(2)	277,030	272,988
0.38% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036, Series 2006-56, Class FC(2)	221,274	222,170
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037, Series 2007-43, Class FL(2)	30,444	30,566
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035, Series 2005-25, Class PF(2)	78,074	78,596

	Principal Amount	Value
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036, Series 2006-79, Class DF(2)	79,453	79,914
0.46% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037, Series 2007-64, Class FB(2)	44,243	44,760
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034, Series 2004-28, Class PF(2)	52,188	52,408
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034, Series 2004-36, Class FA(2)	161,977	162,819
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036, Series 2006-46, Class FW(2)	25,472	25,606
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037, Series 2007-54, Class FA(2)	162,875	165,435
0.54% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037, Series 2007-98, Class FB(2)	16,072	16,706
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039, Series 2012-89, Class FD(2)	4,959	4,960
0.54% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042, Series 2012-99, Class FA(2)	245,661	248,113
0.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036, Series 2006-58, Class FL(2)	21,636	21,828
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037, Series 2007-77, Class FG(2)	43,214	43,901
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037, Series 2007-97, Class FC(2)	26,062	26,488
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041, Series 2011-149, Class EF(2)	38,280	38,546
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041, Series 2011-149, Class MF(2)	128,897	130,027
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-101, Class FC(2)	109,093	107,110
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042, Series 2012-97, Class FB(2)	855,826	868,155
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042, Series 2012-108, Class F(2)	327,970	331,858
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041, Series 2011-101, Class FM(2)	28,111	28,223
0.64% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041, Series 2011-75, Class FA(2)	84,945	85,697
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040, Series 2010-40, Class FJ(2)	30,872	31,143
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040, Series 2010-43, Class FD(2)	50,022	50,857
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023, Series 1993-230, Class FA(2)	431	429
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034, Series 2004-87, Class F(2)	89,442	91,266
0.84% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037, Series 2007-16, Class FC(2)	27,847	28,990
0.89% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032, Series 2004-61, Class FH(2)	191,995	195,849
0.97% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023, Series G93-27, Class FD(2)	715	715
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038, Series 2008-18, Class FA(2)	29,298	30,009
1.04% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022, Series G92-59, Class F(2)	66	66
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023, Series 1993-247, Class FE(2)	1,028	1,036
1.45%, 01/25/2038, Series 2007-116, Class HI(4)	244,696	10,349
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032, Series 2002-13, Class SJ(2)(5)	32,651	1,149
1.61%, 04/25/2041, Series 2011-30, Class LS(4)	401,192	26,095
1.72%, 06/25/2038, Series 2008-46, Class HI(4)	85,558	6,076
1.84%, 03/25/2027, Series 1997-20, Class IB(4)	1,116	19
1.84%, 03/25/2027, Series 1997-20, Class IO(4)	2,782	45
2.12%, 12/25/2039, Series 2009-103, Class MB(4)	122,071	127,813
2.50%, 12/25/2042, Series 2012-134, Class ZC	6,527,414	6,942,178
3.00%, 12/25/2028, Series 2013-118, Class YL	1,237,521	1,303,460

	Principal Amount	Value
3.00%, 10/25/2033, Series 2013-100, Class WB	908,000	963,708
3.00%, 02/25/2043, Series 2013-81, Class TA	904,246	933,211
3.00%, 01/25/2046, Series 2016-38, Class NA	1,491,433	1,603,441
3.00%, 02/25/2047, Series 2017-51, Class CP	1,675,530	1,762,678
3.50%, 04/25/2031, Series 2011-31, Class DB	582,155	627,872
3.50%, 09/25/2033, Series 2013-90, Class DL	1,500,000	1,679,400
3.50%, 03/25/2042, Series 2013-136, Class QB	950,567	1,028,414
3.50%, 02/25/2043, Series 2013-4, Class AJ	245,758	259,072
3.50%, 11/25/2057, Series 2019-7, Class CA	5,423,052	5,782,357
4.00%, 04/25/2033, Series 2003-22, Class UD	138,650	152,252
4.00%, 05/25/2033, Series 2003-42, Class GB	9,177	10,188
4.35% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040, Series 2010-125, Class SA(2)(5)	281,679	34,924
4.50%, 07/25/2023, Series 2008-61, Class BH	14,527	14,903
4.50%, 10/25/2036, Series 2009-19, Class PW	116,841	130,843
4.50%, 02/25/2039, Series 2009-4, Class BD	4,338	4,842
4.50%, 12/25/2040, Series 2010-134, Class DB	5,359,402	6,180,523
4.50%, 01/25/2042, Series 2011-141, Class MZ	1,831,302	2,048,546
4.50%, 04/25/2042, Series 2014-11, Class VB	1,500,000	1,695,788
5.00%, 11/25/2024, Series 2004-81, Class JG	71,899	75,319
5.00%, 03/25/2029, Series 2009-11, Class NB	96,328	102,225
5.00%, 11/25/2032, Series 2002-71, Class AP	8,219	8,975
5.00%, 03/25/2033, Series 2003-14, Class TI	12,484	621
5.00%, 03/25/2037, Series 2009-63, Class P	2,662	3,006
5.00%, 07/25/2038, Series 2008-56, Class AC	27,264	30,832
5.00%, 07/25/2038, Series 2008-60, Class JC	33,517	38,096
5.00%, 07/25/2039, Series 2009-52, Class PI	57,651	8,553
5.00%, 08/25/2039, Series 2009-59, Class HB	213,738	242,512
5.00%, 09/25/2039, Series 2009-65, Class MT	68,904	74,812
5.00%, 06/25/2040, Series 2010-64, Class DM	363,594	409,149
5.00%, 09/25/2040, Series 2010-102, Class PN	206,000	234,464
5.50%, 07/25/2051, Series 2011-58, Class WA(4)	19,837	23,162
5.50%, 09/25/2022, Series 1992-143, Class MA	150	153
5.50%, 03/25/2023, Series 2003-17, Class EQ	25,098	25,843
5.50%, 04/25/2023, Series 1993-58, Class H	1,798	1,853
5.50%, 04/25/2023, Series 2003-23, Class EQ	48,797	50,332
5.50%, 05/25/2023, Series 2003-39, Class LW	12,361	12,734
5.50%, 07/25/2024, Series 2004-53, Class NC	3,588	3,725
5.50%, 08/25/2024, Series 2004-65, Class EY	43,903	45,911
5.50%, 08/25/2025, Series 2005-67, Class EY	58,725	62,968
5.50%, 01/25/2026, Series 2005-121, Class DX	34,021	36,174
5.50%, 04/18/2029, Series 1999-18, Class Z	6,203	6,748
5.50%, 12/25/2032, Series 2002-78, Class Z	84,926	98,075
5.50%, 08/25/2033, Series 2003-72, Class IE	138,207	22,671
5.50%, 08/25/2033, Series 2003-73, Class HC	69,694	80,358
5.50%, 10/25/2033, Series 2003-105, Class AZ	507,931	585,586
5.50%, 04/25/2034, Series 2004-17, Class H	158,939	185,305
5.50%, 07/25/2034, Series 2004-50, Class VZ	264,184	300,626
5.50%, 08/25/2035, Series 2005-68, Class PG	63,688	72,505
5.50%, 08/25/2035, Series 2005-73, Class ZB	445,105	513,520
5.50%, 12/25/2035, Series 2006-46, Class UC	23,476	25,160

	Principal Amount	Value
5.50%, 12/25/2035, Series 2005-110, Class GL	340,049	387,652
5.50%, 01/25/2036, Series 2006-39, Class WC	15,279	16,218
5.50%, 03/25/2036, Series 2006-16, Class HZ	41,095	47,150
5.50%, 03/25/2036, Series 2006-12, Class BZ	148,519	170,113
5.50%, 03/25/2036, Series 2006-8, Class JZ	173,036	202,294
5.50%, 01/25/2037, Series 2006-128, Class BP	11,912	13,045
5.50%, 07/25/2037, Series 2007-70, Class Z	92,929	106,698
5.50%, 08/25/2037, Series 2007-76, Class AZ	35,203	40,403
5.50%, 07/25/2038, Series 2011-47, Class ZA	134,719	156,185
5.50%, 10/25/2039, Series 2009-86, Class IP	133,472	22,902
5.50%, 06/25/2040, Series 2010-58, Class MB	620,952	698,603
5.50%, 07/25/2040, Series 2010-71, Class HJ	212,534	246,185
5.50%, 10/25/2040, Series 2010-111, Class AM	729,764	863,428
5.69% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037, Series 2007-92, Class YS(2)(5)	29,466	5,141
5.75%, 06/25/2033, Series 2003-47, Class PE	43,659	49,909
5.75%, 07/25/2035, Series 2005-66, Class ZH	1,294,254	1,529,801
5.75%, 10/25/2035, Series 2005-84, Class XM	53,440	60,418
5.76% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-81, Class SB(2)(5)	111,803	18,642
5.76% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038, Series 2008-80, Class SA(2)(5)	146,048	26,549
5.81% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039, Series 2009-84, Class WS(2)(5)	35,608	5,638
5.82% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038, Series 2008-1, Class BI(2)(5)	118,704	22,988
5.85%, 02/25/2051, Series 2011-2, Class WA(4)	67,626	77,438
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038, Series 2008-4, Class SD(2)(5)	305,807	49,161
5.99% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037, Series 2007-22, Class SC(2)(5)	2,921	110
6.00%, 02/25/2022, Series 2002-5, Class PK	3,050	3,078
6.00%, 08/25/2022, Series 1992-136, Class PK	374	383
6.00%, 09/25/2022, Series 2002-54, Class PG	10,800	11,035
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023, Series G93-17, Class SI(2)(5)	928	961
6.00%, 07/25/2023, Series 1993-136, Class ZB(4)	8,519	8,922
6.00%, 07/18/2028, Series 1998-36, Class ZB	4,638	5,169
6.00%, 12/25/2028, Series 1998-66, Class C	1,576	1,667
6.00%, 07/25/2031, Series 2001-33, Class ID	20,241	2,788
6.00%, 11/25/2031, Series 2001-60, Class PX	34,040	39,187
6.00%, 04/25/2032, Series 2002-15, Class ZA	92,506	105,074
6.00%, 11/25/2032, Series 2011-39, Class ZA	263,075	304,124
6.00%, 05/25/2033, Series 2003-39, Class IO(4)	6,332	1,027
6.00%, 05/25/2033, Series 2003-34, Class AX	20,760	24,185
6.00%, 05/25/2033, Series 2003-34, Class GE	53,174	61,285
6.00%, 05/25/2033, Series 2003-34, Class ED	108,776	126,544
6.00%, 12/25/2035, Series 2005-109, Class PC	8,937	10,020
6.00%, 12/25/2035, Series 2005-109, Class YE	43,865	43,929
6.00%, 07/25/2036, Series 2006-71, Class ZL	289,500	338,938
6.00%, 03/25/2037, Series 2007-18, Class MZ	181,041	204,729
6.00%, 05/25/2037, Series 2007-42, Class B	92,117	108,009
6.00%, 08/25/2037, Series 2007-78, Class CB	10,628	12,513
6.00%, 08/25/2037, Series 2007-76, Class ZG	34,289	40,267
6.00%, 08/25/2037, Series 2007-78, Class PE	38,778	45,801
6.00%, 08/25/2037, Series 2007-81, Class GE	51,626	59,831
6.00%, 08/25/2039, Series 2009-60, Class HT	277,002	324,743
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037, Series 2007-35, Class SI(2)(5)	50,359	5,517

	Principal Amount	Value
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-54, Class WI(2)(5)	33,136	6,522
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037, Series 2007-53, Class SH(2)(5)	90,816	14,059
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049, Series 2010-103, Class SB(2)(5)	74,613	9,129
6.02%, 09/25/2039, Series 2009-69, Class WA(4)	98,083	111,772
6.09% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039, Series 2009-99, Class SC(2)(5)	42,791	6,792
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038, Series 2008-16, Class IS(2)(5)	35,677	5,938
6.14% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038, Series 2008-10, Class XI(2)(5)	45,100	8,398
6.16% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040, Series 2009-112, Class ST(2)(5)	98,024	17,739
6.18%, 03/25/2040, Series 2010-16, Class WB(4)	163,732	187,573
6.22%, 02/25/2040, Series 2010-1, Class WA(4)	42,528	48,415
6.25%, 10/25/2037, Series 2007-106, Class A7(4)	37,961	44,511
6.27% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037, Series 2007-108, Class SA(2)(5)	5,198	736
6.29%, 12/25/2039, Series 2009-99, Class WA(4)	226,973	260,187
6.31% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037, Series 2007-72, Class EK(2)(5)	290,093	56,133
6.31% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037, Series 2007-109, Class AI(2)(5)	129,117	18,812
6.31% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040, Series 2010-42, Class S(2)(5)	45,249	7,502
6.33% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040, Series 2010-35, Class SB(2)(5)	80,007	12,882
6.35% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037, Series 2007-14, Class ES(2)(5)	154,983	28,124
6.35%, 04/25/2029, Series 1999-17, Class C	3,039	3,423
6.36% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037, Series 2007-100, Class SM(2)(5)	101,463	20,619
6.36% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037, Series 2007-112, Class SA(2)(5)	147,853	32,765
6.37% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037, Series 2007-91, Class ES(2)(5)	148,178	31,493
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023, Series 2008-47, Class SI(2)(5)	404	3
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036, Series 2007-7, Class SG(2)(5)	93,197	25,516
6.43% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036, Series 2006-58, Class IG(2)(5)	48,609	8,713
6.44%, 03/25/2040, Series 2010-16, Class WA(4)	160,820	182,533
6.44% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041, Series 2010-147, Class SA(2)(5)	483,116	105,311
6.45% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037, Series 2007-88, Class VI(2)(5)	144,031	31,129
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039, Series 2009-6, Class GS(2)(5)	88,861	19,905
6.49% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036, Series 2006-53, Class US(2)(5)	95,185	18,317
6.50%, 09/25/2021, Series 2001-48, Class Z	382	383
6.50%, 02/25/2022, Series 2002-1, Class HC	314	316
6.50%, 08/25/2022, Series 1996-59, Class J	375	384
6.50%, 02/25/2023, Series G93-5, Class Z	568	586
6.50%, 03/25/2023, Series G93-14, Class J	418	432
6.50%, 07/25/2023, Series 1993-122, Class M	351	368
6.50%, 09/25/2023, Series 1993-178, Class PK	823	866
6.50%, 10/25/2023, Series 1993-189, Class PL	4,276	4,514
6.50%, 10/25/2023, Series 1993-183, Class KA	12,076	12,746
6.50%, 11/25/2023, Series 1995-19, Class Z	4,868	5,205
6.50%, 12/25/2023, Series 1993-225, Class UB	1,377	1,461
6.50%, 03/25/2024, Series 1994-37, Class L	4,200	4,451
6.50%, 03/25/2024, Series 1994-40, Class Z	26,513	28,247
6.50%, 04/25/2027, Series 1997-32, Class PG	9,785	10,949
6.50%, 07/18/2027, Series 1997-42, Class ZC	774	857
6.50%, 09/25/2031, Series 2001-49, Class Z	5,036	5,862
6.50%, 10/25/2031, Series 2001-52, Class KB	3,748	4,298
6.50%, 04/25/2032, Series 2002-21, Class PE	15,873	18,646
6.50%, 05/25/2032, Series 2002-28, Class PK	31,486	36,721
6.50%, 06/25/2032, Series 2002-37, Class Z	14,374	16,497

	Principal Amount	Value
6.50%, 07/25/2032, Series 2006-130, Class GI	59,399	8,335
6.50%, 08/25/2032, Series 2002-48, Class GH	39,465	46,640
6.50%, 02/25/2033, Series 2003-9, Class NZ	13,777	16,122
6.50%, 05/25/2033, Series 2003-33, Class IA	60,937	12,573
6.50%, 07/25/2036, Series 2006-63, Class ZH	133,960	160,289
6.50%, 07/25/2036, Series 2011-19, Class ZY	177,553	212,020
6.50%, 08/25/2036, Series 2006-78, Class BZ	14,030	16,701
6.50%, 08/25/2036, Series 2006-77, Class PC	76,047	87,732
6.50%, 09/25/2036, Series 2006-85, Class MZ	7,509	8,916
6.50%, 06/25/2037, Series 2007-92, Class YA	17,674	20,945
6.50%, 12/25/2037, Series 2007-112, Class MJ	112,765	135,049
6.50%, 06/25/2042, Series 2002-90, Class A1	46,783	54,729
6.53% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037, Series 2007-65, Class KI(2)(5)	108,221	19,441
6.56% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036, Series 2006-117, Class GS(2)(5)	83,566	12,797
6.56% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039, Series 2009-17, Class QS(2)(5)	33,452	5,401
6.61% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036, Series 2006-8, Class WN(2)(5)	483,971	101,391
6.62% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035, Series 2005-56, Class S(2)(5)	44,225	8,818
6.76% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038, Series 2008-32, Class SA(2)(5)	27,224	4,489
6.81% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038, Series 2008-27, Class SN(2)(5)	56,672	9,982
6.88%, 08/25/2023, Series 2002-83, Class CS	8,818	9,215
6.90% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038, Series 2008-20, Class SA(2)(5)	59,226	12,123
7.00%, 07/25/2022, Series G92-42, Class Z	20	20
7.00%, 10/25/2022, Series G92-61, Class Z	173	177
7.00%, 02/25/2023, Series 1997-61, Class ZC	6,150	6,364
7.00%, 03/25/2023, Series 1993-37, Class PX	4,728	4,890
7.00%, 04/25/2023, Series 1993-54, Class Z	1,454	1,505
7.00%, 05/25/2023, Series 1993-56, Class PZ	18,475	19,340
7.00%, 07/25/2023, Series 2002-1, Class G	5,813	6,063
7.00%, 07/25/2023, Series 1993-99, Class Z	9,269	9,707
7.00%, 08/25/2023, Series 1993-141, Class Z	14,821	15,519
7.00%, 04/25/2024, Series 1994-63, Class PK	16,832	17,959
7.00%, 04/25/2024, Series 1994-62, Class PK	41,546	43,925
7.00%, 11/25/2026, Series 1996-48, Class Z	10,998	11,892
7.00%, 12/18/2027, Series 1997-81, Class PI	4,143	302
7.00%, 03/25/2031, Series 2001-7, Class PF	3,443	4,085
7.00%, 07/25/2031, Series 2001-30, Class PM	10,730	12,801
7.00%, 08/25/2031, Series 2001-36, Class DE	21,872	25,716
7.00%, 09/25/2031, Series 2001-44, Class PU	3,861	4,601
7.00%, 09/25/2031, Series 2001-44, Class PD	5,894	6,920
7.00%, 09/25/2031, Series 2001-44, Class MY	28,905	34,417
7.00%, 11/25/2031, Series 2001-61, Class Z	40,854	48,782
7.00%, 05/25/2033, Series 2007-97, Class KI	107,817	10,952
7.00%, 07/25/2039, Series 2009-47, Class MT	1,675	1,990
7.00%, 11/25/2041, Series 2011-118, Class LB	655,468	798,352
7.00%, 11/25/2041, Series 2011-118, Class NT	685,713	826,365
7.00%, 11/25/2041, Series 2011-118, Class MT	815,610	988,926
7.01% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033, Series 2004-4, Class QI(2)(5)	15,765	521
7.06% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037, Series 2007-60, Class AX(2)(5)	463,266	117,126
7.11% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038, Series 2008-53, Class CI(2)(5)	33,428	6,231
7.34% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033, Series 2003-71, Class DS(2)(5)	69,612	77,228

	Principal Amount	Value
7.50%, 06/25/2022, Series 1992-101, Class J	17	18
7.50%, 07/25/2022, Series G92-35, Class E	604	618
7.50%, 09/25/2022, Series G92-54, Class ZQ	203	207
7.50%, 10/25/2022, Series 1992-188, Class PZ	1,335	1,377
7.50%, 03/25/2023, Series 1993-25, Class J	1,494	1,560
7.50%, 04/18/2027, Series 1997-27, Class J	2,961	3,406
7.50%, 04/20/2027, Series 1997-29, Class J	4,430	5,053
7.50%, 05/20/2027, Series 1997-39, Class PD	15,081	17,069
7.50%, 12/18/2029, Series 1999-62, Class PB	4,803	5,505
7.50%, 02/25/2030, Series 2000-2, Class ZE	25,851	30,129
7.51% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028, Series 2008-55, Class S(2)(5)	142,231	18,076
7.51% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033, Series 2003-116, Class SB(2)(5)	76,844	14,789
7.70%, 03/25/2023, Series 1993-21, Class KA	650	677
7.75%, 09/25/2022, Series 1992-163, Class M	490	505
7.90%, 01/25/2023, Series G93-1, Class KA	888	920
7.96% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023, Series 1999-38, Class SK(2)(5)	218	12
8.00%, 07/25/2022, Series G92-44, Class ZQ	9	9
8.00%, 07/25/2022, Series 1992-117, Class MA	1,816	1,868
8.00%, 09/25/2022, Series 1992-150, Class M	1,974	2,031
8.06% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028, Series 1998-66, Class SB(2)(5)	1,316	60
8.50%, 01/25/2025, Series 1995-2, Class Z	909	999
8.50%, 01/25/2031, Series 2000-52, Class IO	1,474	252
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032, Series 2004-61, Class SK(2)(5)	12,535	14,615
8.80%, 01/25/2025, Series G95-1, Class C	2,094	2,340
9.01% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030, Series 2000-20, Class SA(2)(5)	6,874	758
9.11% (10 year CMT Index + 10.75%, 10.00% Cap), 08/25/2023, Series 1996-14, Class SE(2)(5)	8,007	537
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032, Series 2002-13, Class ST(2)(5)	441	534
10.01% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033, Series 2003-74, Class SH(2)(5)	9,385	10,863
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023, Series 1993-179, Class SC(2)(5)	277	300
11.38% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034, Series 2003-130, Class SX(2)(5)	1,905	2,174
12.35% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033, Series 2003-91, Class SD(2)(5)	10,996	13,230
12.48% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040, Series 2010-49, Class SC(2)(5)	167,244	213,674
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023, Series 1993-165, Class SK(2)(5)	568	605
12.61% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023, Series 1993-247, Class SU(2)(5)	478	515
13.52% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033, Series 2003-64, Class SX(2)(5)	16,135	20,224
13.82% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038, Series 2008-18, Class SP(2)(5)	17,856	21,278
14.02% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033, Series 2004-4, Class QM(2)(5)	11,727	12,315
14.06% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034, Series 2004-51, Class SY(2)(5)	9,961	11,971
14.13% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023, Series 1993-165, Class SD(2)(5)	458	482
14.32% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032, Series 2002-77, Class S(2)(5)	5,930	7,354
15.34% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031, Series 2004-74, Class SW(2)(5)	11,776	15,061
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023, Series 1993-27, Class SA(2)(5)	230	258
15.92% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037, Series 2007-85, Class SL(2)(5)	8,779	11,689
16.02% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034, Series 2003-131, Class SK(2)(5)	5,184	5,696
16.25% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034, Series 2004-46, Class SK(2)(5)	8,290	10,905
16.27% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037, Series 2007-62, Class SE(2)(5)	21,927	28,403
16.47% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035, Series 2005-73, Class PS(2)(5)	25,576	33,488
16.65% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035, Series 2005-72, Class SB(2)(5)	20,147	26,887
16.65% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035, Series 2005-90, Class ES(2)(5)	25,050	34,234
16.77% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035, Series 2005-42, Class PS(2)(5)	3,299	4,122

	Principal Amount	Value
17.15% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035, Series 2005-66, Class SG(2)(5)	22,110	31,790
17.25% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031, Series 2001-72, Class SX(2)(5)	1,065	1,413
17.36% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040, Series 2010-35, Class SJ(2)(5)	94,046	125,427
17.88% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033, Series 2005-56, Class TP(2)(5)	14,490	17,791
19.27% (7 year CMT Index + 22.30%, 21.83% Cap), 04/25/2023, Series 1998-43, Class SA(2)(5)	1,190	134
19.27% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034, Series 2004-25, Class SA(2)(5)	30,559	43,426
19.27% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034, Series 2004-36, Class SA(2)(5)	69,253	100,890
19.73% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023, Series 1993-62, Class SA(2)(5)	697	755
19.77% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035, Series 2005-74, Class CS(2)(5)	57,781	71,462
19.88% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035, Series 2005-74, Class SK(2)(5)	39,722	49,346
20.43% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038, Series 2008-28, Class QS(2)(5)	20,048	28,414
22.36% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037, Series 2007-29, Class SG(2)(5)	30,868	47,958
22.68% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031, Series 2003-52, Class SX(2)(5)	8,854	12,742
23.12% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023, Series 1999-52, Class NS(2)(5)	771	932
23.63% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034, Series 2004-46, Class QB(2)(5)	13,257	19,613
23.68% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037, Series 2007-79, Class SB(2)(5)	40,870	67,197
23.83% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035, Series 2005-75, Class SV(2)(5)	5,560	7,993
23.86% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036, Series 2006-46, Class SW(2)(5)	4,068	6,539
24.18% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023, Series 2002-1, Class UD(2)(5)	1,028	1,266
24.18% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031, Series 2001-60, Class QS(2)(5)	15,315	20,747
24.23% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035, Series 2005-106, Class US(2)(5)	116,299	166,973
24.23% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036, Series 2006-11, Class PS(2)(5)	12,270	19,896
24.41% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035, Series 2005-74, Class CP(2)(5)	13,264	16,737
24.89% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032, Series 2002-1, Class SA(2)(5)	2,690	4,003
25.04% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035, Series 2005-59, Class SU(2)(5)	21,212	33,194
25.83% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036, Series 2006-95, Class SG(2)(5)	15,079	24,655
26.19% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036, Series 2006-115, Class ES(2)(5)	3,041	4,644
26.49% (7 year CMT Index + 30.01%, 29.59% Cap), 12/25/2021, Series G-51, Class SA(2)(5)	2	2
28.25% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023, Series 1993-179, Class SB(2)(5)	415	464
28.43% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036, Series 2006-60, Class AK(2)(5)	13,753	20,211
29.49% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023, Series 1993-247, Class SA(2)(5)	1,264	1,425
29.74% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036, Series 2006-33, Class LS(2)(5)	13,119	20,837
32.79% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026, Series 2006-94, Class GK(2)(5)	8,681	12,099
38.45% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037, Series 2007-1, Class SD(2)(5)	8,374	24,833
39.35% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036, Series 2006-62, Class PS(2)(5)	9,682	19,317
1184.78%, 07/25/2022, Series G92-35, Class G	2	8
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042, Series 2003-W2, Class 2A9	44,044	50,794
6.50%, 07/25/2042, Series 2003-W2, Class 1A1	75,796	88,416
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042, Series 2003-W6, Class 2A4	272,708	302,454
6.50%, 09/25/2042, Series 2003-W6, Class 3A	99,585	115,841
Fannie Mae Trust 2003-W8
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042, Series 2003-W8, Class 3F1(2)	23,137	23,112
7.00%, 10/25/2042, Series 2003-W8, Class 2A	106,146	123,013
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033, Series 2004-W1, Class 2A2	173,643	204,173
Fannie Mae Trust 2004-W15
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044, Series 2004-W15, Class 2AF(2)	96,485	95,973
Fannie Mae Trust 2004-W2

	Principal Amount	Value
7.00%, 02/25/2044, Series 2004-W2, Class 2A2	33,098	38,868
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044, Series 2004-W8, Class 3A	32,143	38,319
Fannie Mae Trust 2005-W3
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045, Series 2005-W3, Class 2AF(2)	816,143	813,204
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045, Series 2005-W4, Class 1A1	45,126	51,747
Fannie Mae Trust 2006-W2
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046, Series 2006-W2, Class 1AF1(2)	357,527	357,511
2.72%, 11/25/2045, Series 2006-W2, Class 2A(4)	108,690	114,845
Fannie Mae Whole Loan
0.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046, Series 2007-W1, Class 1AF1(2)	841,842	835,555
Fannie Mae-Aces
0.67%, 10/25/2030, Series 2020-M50, Class A1	3,046,164	2,986,522
0.75%, 09/25/2028, Series 2020-M39, Class 1A1	24,407,602	23,970,869
1.00%, 11/25/2033, Series 2021-M3, Class 1A1	6,891,526	6,819,315
1.03% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2022, Series 2015-M17, Class FA(2)	479,667	480,316
1.20%, 10/25/2030, Series 2020-M50, Class A2	1,055,000	1,042,876
1.59%, 11/25/2028, Series 2020-M38, Class 2A1	2,970,000	2,982,575
1.99%, 12/25/2029, Series 2019-M30, Class 2A1	25,253,961	25,948,715
2.02%, 10/25/2030, Series 2020-M50, Class X1(4)	17,846,182	1,984,788
2.10%, 08/25/2029, Series 2019-M22, Class A1	20,285,530	21,264,364
2.11%, 11/25/2028, Series 2020-M38, Class X2(4)	12,600,000	1,565,177
2.12%, 07/25/2030, Series 2020-M39, Class X1(4)	111,554,919	14,471,339
2.12%, 11/25/2033, Series 2021-M3, Class X1(4)	30,766,567	4,224,360
2.28%, 12/27/2022, Series 2013-M7, Class A2	628,502	642,705
2.39%, 01/25/2023, Series 2013-M9, Class A2(4)	516,988	528,974
2.53%, 09/25/2024, Series 2015-M1, Class A2	1,258,801	1,314,472
2.56%, 12/25/2026, Series 2017-M3, Class A2(4)	1,512,023	1,614,785
2.59%, 12/25/2024, Series 2015-M7, Class A2	1,350,393	1,422,123
2.67%, 12/25/2026, Series 2017-M4, Class A2(4)	8,654,202	9,278,231
2.90%, 01/25/2025, Series 2015-M8, Class A2(4)	2,000,000	2,128,045
2.92%, 08/25/2021, Series 2011-M8, Class A2	59,032	59,085
2.96%, 02/25/2027, Series 2017-M7, Class A2(4)	3,535,000	3,838,446
2.98%, 08/25/2029, Series 2017-M11, Class A2	2,200,000	2,441,541
3.02%, 08/25/2024, Series 2014-M13, Class A2(4)	1,122,786	1,193,616
3.06%, 05/25/2027, Series 2017-M8, Class A2(4)	5,130,000	5,631,453
3.09%, 04/25/2027, Series 2015-M10, Class A2(4)	13,183,167	14,454,483
3.10%, 07/25/2024, Series 2014-M9, Class A2(4)	946,498	1,007,469
3.15%, 03/25/2028, Series 2018-M4, Class A2(4)	3,891,000	4,317,948
3.18%, 06/25/2027, Series 2017-M12, Class A2(4)	5,319,800	5,870,815
3.19%, 02/25/2030, Series 2018-M3, Class A2(4)	2,791,000	3,138,647
3.28%, 04/25/2029, Series 2017-M5, Class A2(4)	4,540,000	5,094,127
3.44%, 06/25/2028, Series 2018-M8, Class A2(4)	5,160,000	5,810,139
3.48%, 07/25/2028, Series 2018-M10, Class A1(4)	4,503,993	4,895,658
3.48%, 07/25/2028, Series 2018-M10, Class A2(4)	6,977,000	7,876,642
3.50%, 01/25/2024, Series 2014-M3, Class A2(4)	9,078,209	9,646,436
3.51%, 12/25/2023, Series 2014-M2, Class A2(4)	1,788,307	1,900,419
3.67%, 09/25/2028, Series 2019-M1, Class A2(4)	7,310,000	8,351,957
3.77%, 08/25/2030, Series 2018-M12, Class A2(4)	5,611,341	6,579,362

	Principal Amount	Value
FHLMC-Ginnie Mae
6.25%, 11/25/2023, Series 24, Class ZE	1,921	2,019
7.00%, 03/25/2023, Series 8, Class ZA	1,530	1,571
7.50%, 04/25/2024, Series 29, Class L	13,825	14,644
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035, Series 2005-FA8, Class 1A19	67,495	48,821
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021, Series 2006-FA6, Class 3A1	758	602
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037, Series 2006-FA8, Class 2A1	5,835	1,684
First Horizon Alternative Mortgage Securities Trust 2007-FA4
5.56% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037, Series 2007-FA4, Class 1A2(2)(5)	661,323	147,678
FMC GMSR Issuer Trust
3.69%, 02/25/2024, Series 2021-SAT1(3)(12)	16,000,000	16,001,936
4.45%, 01/25/2026, Series 2020-GT1, Class A(3)(4)	9,700,000	9,745,453
Freddie Mac Gold Pool
2.00%, 01/01/2032	3,757,357	3,890,923
2.50%, 04/01/2028	1,196,774	1,254,246
2.50%, 06/01/2028	475,401	500,054
2.50%, 03/01/2030	992,531	1,043,546
2.50%, 07/01/2030	2,334,143	2,458,039
2.50%, 07/01/2031	2,051,994	2,157,840
2.50%, 08/01/2031	1,282,635	1,348,685
2.50%, 11/01/2046	1,739,463	1,809,856
3.00%, 07/01/2028	914,257	966,400
3.00%, 08/01/2028	554,852	588,109
3.00%, 09/01/2028	1,918,165	2,030,516
3.00%, 10/01/2028	765,063	811,450
3.00%, 05/01/2029	753,826	799,463
3.00%, 04/01/2031	3,832,920	4,063,453
3.00%, 09/01/2031	817,978	864,972
3.00%, 02/01/2032	4,093,815	4,339,052
3.00%, 02/01/2032	6,248,805	6,637,069
3.00%, 07/01/2035	5,258,162	5,574,448
3.00%, 09/01/2036	2,063,703	2,173,498
3.00%, 08/01/2042	1,036,789	1,098,981
3.00%, 10/01/2042	2,667,362	2,827,269
3.00%, 11/01/2042	404,046	429,955
3.00%, 11/01/2042	4,333,672	4,620,472
3.00%, 02/01/2043	231,957	245,828
3.00%, 03/01/2043	1,543,123	1,641,781
3.00%, 03/01/2043	3,120,027	3,319,504
3.00%, 04/01/2043	56,741	60,129
3.00%, 04/01/2043	8,524,376	9,071,936
3.00%, 06/01/2043	20,881	22,094
3.00%, 07/01/2043	17,065	18,151
3.00%, 07/01/2043	201,674	213,717
3.00%, 08/01/2043	349,338	371,388
3.00%, 08/01/2043	4,190,413	4,457,055
3.00%, 05/01/2045	694,047	732,790

	Principal Amount	Value
3.00%, 05/01/2045	1,734,873	1,849,336
3.00%, 06/01/2045	374,983	395,547
3.00%, 10/01/2045	2,943,417	3,130,091
3.00%, 10/01/2046	4,875,409	5,134,282
3.00%, 10/01/2046	14,509,908	15,530,113
3.00%, 01/01/2047	1,274,588	1,348,244
3.00%, 02/01/2047	7,034,364	7,452,410
3.00%, 03/01/2047	886,504	931,876
3.00%, 05/01/2047	10,614,891	11,282,341
3.50%, 01/01/2032	327,962	349,817
3.50%, 03/01/2032	128,698	137,275
3.50%, 02/01/2033	140,401	150,749
3.50%, 05/01/2033	168,430	180,842
3.50%, 05/01/2033	502,933	540,049
3.50%, 01/01/2034	4,743,893	5,058,080
3.50%, 04/01/2037	5,366,278	5,751,359
3.50%, 11/01/2037	1,461,621	1,550,095
3.50%, 05/01/2042	519,231	561,264
3.50%, 06/01/2042	228,114	245,918
3.50%, 06/01/2042	1,668,980	1,801,823
3.50%, 08/01/2042	471,319	510,821
3.50%, 09/01/2042	2,095,282	2,271,289
3.50%, 09/01/2042	3,109,976	3,352,741
3.50%, 10/01/2042	1,549,826	1,675,575
3.50%, 10/01/2042	7,555,199	8,191,673
3.50%, 11/01/2042	87,082	93,411
3.50%, 11/01/2042	666,826	720,930
3.50%, 11/01/2042	1,732,717	1,867,977
3.50%, 12/01/2042	1,903,386	2,051,665
3.50%, 01/01/2043	4,635,117	4,996,683
3.50%, 03/01/2043	440,434	476,049
3.50%, 05/01/2043	192,242	207,547
3.50%, 06/01/2043	514,622	552,253
3.50%, 06/01/2043	925,142	997,309
3.50%, 07/01/2043	331,522	357,384
3.50%, 10/01/2043	166,799	180,491
3.50%, 05/01/2044	10,405,800	11,298,651
3.50%, 01/01/2045	8,536,518	9,251,130
3.50%, 06/01/2045	843,147	908,255
3.50%, 12/01/2045	2,435,202	2,604,782
3.50%, 01/01/2046	5,262,814	5,679,287
3.50%, 05/01/2046	1,503,072	1,607,364
3.50%, 07/01/2046	2,432,911	2,596,108
3.50%, 08/01/2046	4,850,012	5,266,484
3.50%, 08/01/2046	5,172,192	5,572,163
3.50%, 12/01/2046	4,689,847	5,051,892
3.50%, 01/01/2047	1,903,098	2,023,642
3.50%, 10/01/2047	4,846,978	5,136,784
4.00%, 09/01/2040	355,375	387,273
4.00%, 11/01/2040	21,652	23,668

	Principal Amount	Value
4.00%, 11/01/2040	958,340	1,044,310
4.00%, 12/01/2040	270,832	297,937
4.00%, 12/01/2040	535,888	586,763
4.00%, 12/01/2040	648,614	710,177
4.00%, 12/01/2040	719,182	786,121
4.00%, 12/01/2040	767,081	839,808
4.00%, 01/01/2041	514,485	563,431
4.00%, 10/01/2041	2,397,046	2,624,313
4.00%, 11/01/2041	6,371	6,974
4.00%, 01/01/2042	120,382	131,783
4.00%, 05/01/2042	9,562	10,516
4.00%, 06/01/2042	1,183,191	1,301,164
4.00%, 10/01/2042	41,107	43,182
4.00%, 01/01/2043	165,068	181,681
4.00%, 09/01/2043	54,016	57,922
4.00%, 09/01/2043	4,152,106	4,566,022
4.00%, 11/01/2043	44,345	48,479
4.00%, 11/01/2043	87,201	95,031
4.00%, 12/01/2043	121,340	132,164
4.00%, 12/01/2043	166,034	176,885
4.00%, 12/01/2043	793,941	865,232
4.00%, 01/01/2044	89,795	98,742
4.00%, 01/01/2044	265,387	289,216
4.00%, 03/01/2044	1,373,171	1,496,256
4.00%, 10/01/2044	4,198,922	4,588,821
4.00%, 01/01/2045	228,507	248,840
4.00%, 10/01/2045	308,224	334,176
4.00%, 10/01/2045	4,326,154	4,699,695
4.00%, 11/01/2045	6,179,028	6,700,125
4.00%, 01/01/2046	2,703,292	2,973,588
4.00%, 05/01/2046	161,901	174,910
4.00%, 06/01/2046	6,176,497	6,722,139
4.00%, 08/01/2046	1,525,750	1,650,892
4.00%, 01/01/2047	8,699,488	9,543,344
4.00%, 04/01/2047	293,874	318,668
4.00%, 06/01/2047	2,454,827	2,635,147
4.00%, 09/01/2047	4,653,615	5,057,098
4.50%, 11/01/2035	9,292	10,209
4.50%, 07/01/2039	127,676	142,494
4.50%, 10/01/2039	929,788	1,034,110
4.50%, 11/01/2039	997,791	1,101,892
4.50%, 11/01/2039	1,395,022	1,551,537
4.50%, 05/01/2040	497,673	553,516
4.50%, 08/01/2040	209,735	231,898
4.50%, 09/01/2040	181,041	201,341
4.50%, 09/01/2040	664,819	734,064
4.50%, 03/01/2041	138,105	153,569
4.50%, 05/01/2041	1,220,051	1,361,580
4.50%, 08/01/2041	330,531	364,938
4.50%, 12/01/2043	4,073,997	4,527,469

	Principal Amount	Value
4.50%, 03/01/2044	335,792	370,099
4.50%, 05/01/2044	478,393	527,251
4.50%, 07/01/2044	22,962	24,825
4.50%, 07/01/2044	175,807	194,229
4.50%, 09/01/2044	1,033,419	1,136,763
4.50%, 09/01/2046	2,194,089	2,391,216
4.50%, 10/01/2046	1,872,099	2,040,593
4.50%, 11/01/2046	7,519,440	8,351,747
4.50%, 07/01/2047	880,988	956,796
4.50%, 07/01/2047	1,289,444	1,404,713
4.50%, 11/01/2047	650,126	705,210
5.00%, 01/01/2034	18,436	21,026
5.00%, 06/01/2034	51,828	58,360
5.00%, 09/01/2034	63,351	72,591
5.00%, 03/01/2035	17,673	19,593
5.00%, 08/01/2035	835,056	951,660
5.00%, 03/01/2036	1,734,025	1,985,833
5.00%, 07/01/2036	1,640	1,878
5.00%, 11/01/2036	42,843	48,739
5.00%, 03/01/2037	139,469	159,839
5.00%, 06/01/2037	145,054	166,204
5.00%, 08/01/2037	128,712	147,489
5.00%, 02/01/2038	192,051	220,108
5.00%, 03/01/2038	44,929	51,459
5.00%, 03/01/2038	148,891	170,634
5.00%, 03/01/2038	164,622	188,454
5.00%, 03/01/2038	189,801	217,531
5.00%, 04/01/2038	94,248	107,303
5.00%, 09/01/2038	20,369	23,324
5.00%, 09/01/2038	117,419	134,460
5.00%, 11/01/2038	884	1,012
5.00%, 11/01/2038	43,180	49,488
5.00%, 12/01/2038	471	540
5.00%, 12/01/2038	140,857	161,315
5.00%, 02/01/2039	284,368	325,476
5.00%, 05/01/2039	5,789	6,635
5.00%, 10/01/2039	320,811	367,187
5.00%, 01/01/2040	78,487	89,877
5.00%, 03/01/2040	130,283	148,690
5.00%, 03/01/2040	1,395,287	1,588,934
5.00%, 08/01/2040	179,408	203,601
5.00%, 04/01/2041	600,345	687,176
5.00%, 06/01/2041	285,953	327,319
5.00%, 12/01/2047	2,688,048	2,944,666
5.00%, 02/01/2048	1,137,361	1,259,717
5.50%, 02/01/2024	1,020	1,043
5.50%, 01/01/2033	33,631	38,513
5.50%, 10/01/2033	26,335	30,632
5.50%, 07/01/2035	58,520	67,527
5.50%, 01/01/2036	12,736	14,763

	Principal Amount	Value
5.50%, 12/01/2036	23,627	27,407
5.50%, 05/01/2038	36,050	41,968
5.50%, 08/01/2038	47,992	55,829
5.50%, 01/01/2039	1,839,420	2,122,688
5.50%, 03/01/2040	18,126	21,068
5.50%, 05/01/2040	1,193,847	1,389,313
5.50%, 08/01/2040	502,107	583,661
6.00%, 10/01/2029	7,400	8,342
6.00%, 12/01/2033	10,533	11,850
6.00%, 01/01/2034	5,697	5,980
6.00%, 01/01/2034	20,325	23,998
6.00%, 11/01/2036	6,792	7,348
6.00%, 12/01/2036	4,711	5,570
6.00%, 12/01/2036	11,565	13,730
6.50%, 03/01/2022	81	81
6.50%, 01/01/2028	21,793	23,760
6.50%, 06/01/2029	8,289	9,424
6.50%, 08/01/2029	69,724	79,833
6.50%, 11/01/2034	5,839	6,823
6.50%, 01/01/2035	68,655	77,050
6.50%, 12/01/2035	10,913	11,432
6.50%, 12/01/2035	43,326	49,635
6.50%, 11/01/2036	12,619	14,815
6.50%, 11/01/2036	100,652	116,347
6.50%, 11/01/2036	143,865	166,428
6.50%, 12/01/2036	76,610	91,268
6.50%, 12/01/2036	177,169	211,352
6.50%, 01/01/2037	5,886	6,098
6.50%, 01/01/2037	11,869	12,846
6.50%, 02/01/2037	8,072	8,415
6.50%, 06/01/2037	5,143	5,368
6.50%, 11/01/2037	32,197	38,242
6.50%, 03/01/2038	43,474	51,857
7.00%, 04/01/2026	637	701
7.00%, 12/01/2028	23,266	26,033
7.00%, 07/01/2029	791	876
7.00%, 01/01/2031	22,409	25,185
7.00%, 07/01/2032	2,786	3,126
7.00%, 08/01/2032	3,876	4,487
7.00%, 02/01/2037	5,817	6,847
7.50%, 08/01/2025	569	616
7.50%, 01/01/2032	57,483	65,877
7.50%, 12/01/2036	182,179	206,001
7.50%, 01/01/2038	30,333	36,584
7.50%, 01/01/2038	46,689	54,768
7.50%, 09/01/2038	24,520	28,279
8.00%, 08/01/2024	264	283
8.00%, 11/01/2024	181	193
8.50%, 07/01/2028	1,469	1,655
10.00%, 03/17/2026	15	15

	Principal Amount	Value
10.00%, 10/01/2030	5,295	5,736
Freddie Mac Multifamily Structured Pass Through Certificates
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022, Series KF12, Class A(2)	61,371	61,435
0.81%, 12/25/2030, Series K124, Class X1(4)	40,682,526	2,457,001
0.91%, 10/25/2022, Series K025, Class X1(4)	20,203,752	179,133
1.31%, 10/25/2030, Series K120, Class XAM(4)	31,375,053	3,232,735
1.47%, 05/25/2022, Series K020, Class X1(4)	47,361,070	405,908
1.48%, 01/25/2030, Series K106, Class X1(4)	134,761,668	13,802,843
1.49%, 03/25/2026, Series K055, Class X1(4)	26,972,634	1,502,066
1.64%, 01/25/2030, Series K107, Class A2	1,890,000	1,914,018
1.68%, 05/25/2030, Series K111, Class X1(4)	28,156,187	3,425,603
2.31%, 12/25/2022, Series KJ07, Class A2	3,226,959	3,299,801
2.36%, 08/25/2022, Series KJ08, Class A2	1,471,936	1,486,107
2.52%, 01/25/2023, Series KS01, Class A2	1,616,383	1,649,337
2.57%, 07/25/2026, Series K057, Class A2	10,075,000	10,772,492
2.77%, 05/25/2025, Series KPLB, Class A	4,250,000	4,557,523
2.81%, 09/25/2024, Series KJ14, Class A2	6,287,000	6,656,209
2.84%, 09/25/2022, Series KJ09, Class A2	704,537	719,292
2.86%, 08/25/2022, Series KJ13, Class A2	3,423,073	3,486,703
2.91%, 04/25/2024, Series K726, Class A2	8,538,947	8,970,562
3.04%, 07/25/2024, Series K727, Class AM	10,000,000	10,596,453
3.07%, 08/25/2022, Series KJ18, Class A2	1,037,913	1,057,741
3.08%, 01/25/2031, Series K152, Class A2	4,126,000	4,622,191
3.10%, 02/25/2024, Series K725, Class AM(4)	11,250,000	11,951,205
3.11%, 02/25/2023, Series K028, Class A2	2,950,000	3,068,399
3.12%, 06/25/2027, Series K066, Class A2	4,263,000	4,704,411
3.19%, 09/25/2027, Series K069, Class A2(4)	11,650,000	12,944,717
3.19%, 07/25/2027, Series K067, Class A2	9,215,128	10,224,163
3.22%, 03/25/2027, Series K064, Class A2	14,175,000	15,693,711
3.24%, 04/25/2027, Series K065, Class A2	7,030,000	7,798,776
3.24%, 08/25/2027, Series K068, Class A2	2,846,000	3,168,010
3.30%, 11/25/2027, Series K070, Class A2(4)	4,589,000	5,134,478
3.33%, 05/25/2027, Series K065, Class AM	1,779,000	1,979,256
3.33%, 08/25/2025, Series K050, Class A2(4)	10,000,000	10,916,125
3.34%, 04/25/2028, Series W5FX, Class AFX(4)	3,315,000	3,691,947
3.35%, 11/25/2026, Series K061, Class A2(4)	14,450,000	16,049,421
3.36%, 11/25/2027, Series K071, Class AM(4)	18,922,000	21,071,587
3.36%, 12/25/2026, Series KW02, Class A2(4)	27,000,000	29,909,763
3.39%, 03/25/2024, Series K038, Class A2	4,286,000	4,585,179
3.41%, 12/25/2026, Series K062, Class A2	15,125,000	16,863,932
3.49%, 01/25/2024, Series K037, Class A2	18,300,000	19,538,357
3.51%, 03/25/2029, Series K091, Class A2	2,527,000	2,891,767
3.76%, 01/25/2029, Series K088, Class AM(4)	11,600,000	13,402,431
3.85%, 05/25/2028, Series K077, Class AM(4)	3,550,000	4,108,589
3.85%, 06/25/2028, Series K078, Class A2	7,875,000	9,122,391
3.90%, 04/25/2028, Series K076, Class AM	4,125,000	4,771,979
3.90%, 10/25/2033, Series K158, Class A3(4)	6,500,000	7,891,502
3.99%, 05/25/2033, Series K157, Class A2(4)	16,700,000	20,014,516
4.03%, 10/25/2028, Series K083, Class AM(4)	5,600,000	6,551,161
Freddie Mac Non Gold Pool

	Principal Amount	Value
1.83% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 11.83% Cap), 05/01/2037(2)	52,076	54,258
1.92% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.58% Cap), 01/01/2037(2)	10,567	10,619
1.95% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.39% Cap), 10/01/2036(2)	28,761	29,215
1.96% (6 Month LIBOR USD + 1.71%, 1.71% Floor, 13.03% Cap), 08/01/2036(2)	74,046	77,191
1.97% (6 Month LIBOR USD + 1.72%, 1.72% Floor, 12.79% Cap), 08/01/2036(2)	31,228	32,556
1.98% (6 Month LIBOR USD + 1.73%, 1.74% Floor, 13.12% Cap), 10/01/2036(2)	69,568	72,552
2.02% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.90% Cap), 11/01/2036(2)	36,081	37,707
2.02% (6 Month LIBOR USD + 1.77%, 1.77% Floor, 12.55% Cap), 07/01/2036(2)	29,501	30,776
2.04% (1 Year LIBOR USD + 1.58%, 1.58% Floor, 11.23% Cap), 12/01/2036(2)	110,847	116,814
2.07% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.32% Cap), 12/01/2036(2)	4,065	4,083
2.07% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.05% Cap), 11/01/2036(2)	12,080	12,236
2.07% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.19% Cap), 04/01/2034(2)	12,301	12,480
2.07% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	8,691	9,183
2.09% (6 Month LIBOR USD + 1.84%, 1.88% Floor, 12.42% Cap), 10/01/2036(2)	28,394	29,715
2.14% (6 Month LIBOR USD + 1.89%, 1.89% Floor, 12.24% Cap), 03/01/2037(2)	63,206	66,273
2.15% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	13,051	13,143
2.16% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 10.73% Cap), 01/01/2037(2)	19,179	19,520
2.20% (1 Year LIBOR USD + 1.71%, 1.71% Floor, 10.10% Cap), 02/01/2036(2)	9,211	9,739
2.21% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 10.72% Cap), 05/01/2038(2)	9,301	9,480
2.24% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.20% Cap), 01/01/2027(2)	2,406	2,408
2.24% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	11,425	11,554
2.26% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.80% Cap), 02/01/2037(2)	4,165	4,212
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.12% Cap), 05/01/2037(2)	14,528	15,316
2.26% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.45% Cap), 05/01/2037(2)	45,367	45,730
2.26% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 10.96% Cap), 06/01/2036(2)	121,281	129,119
2.27% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.89% Cap), 06/01/2036(2)	58,464	58,505
2.27% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.99% Cap), 12/01/2036(2)	132,499	140,086
2.28% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 11.34% Cap), 02/01/2037(2)	15,453	15,657
2.29% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(2)	1,640	1,642
2.29% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(2)	5,572	5,584
2.31% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 11.12% Cap), 12/01/2036(2)	43,773	45,788
2.33% (1 Year LIBOR USD + 1.78%, 1.78% Floor, 11.39% Cap), 11/01/2036(2)	28,763	29,157
2.35% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	26,425	26,521
2.36% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	13,520	13,690
2.36% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	26,960	27,591
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(2)	43,340	46,337
2.37% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 11.05% Cap), 05/01/2037(2)	2,609	2,632
2.37% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.29% Cap), 05/01/2033(2)	72,039	76,471
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.98% Cap), 01/01/2035(2)	22,580	23,739
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.07% Cap), 01/01/2035(2)	82,412	87,741
2.38% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.57% Cap), 05/01/2036(2)	25,103	26,616
2.38% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	5,068	5,078
2.38% (6 Month LIBOR USD + 2.14%, 2.14% Floor, 12.14% Cap), 12/01/2035(2)	17,706	17,998
2.40% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.78% Cap), 11/01/2036(2)	19,886	20,891
2.41% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.90% Cap), 05/01/2037(2)	44,534	45,105
2.41% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.74% Cap), 04/01/2030(2)	813	812
2.41% (1 Year LIBOR USD + 2.05%, 2.05% Floor, 10.98% Cap), 04/01/2038(2)	32,237	34,477
2.41% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.01% Cap), 02/01/2036(2)	31,200	32,846
2.42% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.75% Cap), 03/01/2036(2)	48,265	51,558
2.43% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(2)	37,372	40,114

	Principal Amount	Value
2.47% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.29% Cap), 07/01/2036(2)	22,364	23,794
2.47% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.07% Cap), 09/01/2036(2)	77,619	82,539
2.48% (1 Year LIBOR USD + 2.10%, 2.10% Floor, 10.23% Cap), 02/01/2037(2)	2,630	2,615
2.48% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.29% Cap), 10/01/2036(2)	22,697	22,871
2.48% (1 Year LIBOR USD + 1.85%, 1.85% Floor, 9.14% Cap), 07/01/2040(2)	26,953	28,523
2.50% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.30% Cap), 11/01/2036(2)	74,037	78,920
2.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	2,548	2,556
2.52% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.24% Cap), 09/01/2032(2)	3,228	3,242
2.55% (1 Year LIBOR USD + 1.74%, 1.74% Floor, 11.44% Cap), 09/01/2036(2)	39,921	42,291
2.56% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.67% Cap), 09/01/2034(2)	63,447	67,591
2.58% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.20% Cap), 12/01/2036(2)	1,822	1,840
2.61% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.87% Cap), 07/01/2036(2)	15,167	16,182
2.61% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 11.00% Cap), 05/01/2036(2)	6,786	7,201
2.74% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	22,918	23,084
2.80% (1 Year LIBOR USD + 2.36%, 2.36% Floor, 11.99% Cap), 03/01/2037(2)	3,969	4,026
2.89% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.94% Cap), 03/01/2036(2)	23,617	25,274
Freddie Mac Pool
1.50%, 11/01/2050	8,874,512	8,703,498
2.00%, 06/01/2040	1,962,957	2,006,568
2.00%, 09/01/2050	6,087,392	6,150,421
2.00%, 10/01/2050	4,738,490	4,799,309
2.00%, 12/01/2050	1,942,945	1,963,088
2.00%, 04/01/2051	4,162,277	4,206,466
2.50%, 07/01/2050	1,777,453	1,834,851
2.50%, 09/01/2050	982,870	1,023,592
2.50%, 10/01/2050	9,047,582	9,370,827
2.50%, 10/01/2050	30,951,287	32,366,379
2.50%, 11/01/2050	3,076,877	3,185,392
2.50%, 02/01/2051	15,223,804	15,835,526
2.50%, 02/01/2051	15,231,883	15,965,390
2.50%, 03/01/2051	894,684	928,714
2.50%, 04/01/2051	32,483,319	33,641,047
2.50%, 05/01/2051	524,856	543,564
2.50%, 05/01/2051	1,395,599	1,445,343
2.50%, 06/01/2051	1,596,500	1,654,620
3.00%, 12/01/2034	414,822	441,826
3.00%, 11/01/2042	407,136	433,091
3.00%, 01/01/2046	10,537,818	11,320,758
3.00%, 08/01/2048	3,244,394	3,419,221
3.00%, 10/01/2049	2,446,050	2,588,346
3.00%, 11/01/2049	1,569,944	1,661,310
3.00%, 12/01/2049	685,571	726,676
3.00%, 01/01/2050	2,207,752	2,326,882
3.00%, 01/01/2050	2,361,510	2,506,665
3.00%, 01/01/2050	3,058,013	3,230,741
3.00%, 02/01/2050	11,718,552	12,350,201
3.00%, 02/01/2050	16,115,510	16,822,811
3.00%, 06/01/2050	867,993	905,976
3.00%, 06/01/2050	11,405,176	12,109,864
3.00%, 07/01/2050	7,084,910	7,545,203

	Principal Amount	Value
3.50%, 08/01/2035	5,668,950	6,041,217
3.50%, 02/01/2042	1,294,574	1,395,064
3.50%, 07/01/2045	6,316,722	6,821,721
3.50%, 08/01/2046	316,362	340,694
3.50%, 10/01/2047	297,360	320,518
3.50%, 03/01/2048	6,507,788	7,018,733
3.50%, 10/01/2049	2,122,442	2,234,341
4.00%, 02/01/2046	6,234,913	6,805,862
4.00%, 04/01/2047	477,893	518,679
4.00%, 05/01/2047	2,775,113	3,009,352
4.00%, 01/01/2048	154,632	167,541
4.00%, 06/01/2048	127,763	138,410
4.00%, 01/01/2049	5,993,098	6,387,678
4.00%, 07/01/2049	11,571,688	12,640,314
4.00%, 02/01/2051	6,339,709	6,900,785
4.50%, 06/01/2048	4,726,687	5,197,324
4.50%, 12/01/2048	6,818,275	7,328,371
4.50%, 04/01/2049	406,073	444,501
Freddie Mac Reference REMIC
6.00%, 04/15/2036, Series R006, Class ZA	218,467	258,507
6.00%, 05/15/2036, Series R007, Class ZA	289,119	340,927
Freddie Mac REMICS
0.00%, 02/15/2024, Series 1700, Class GA	172	171
0.00%, 02/15/2024, Series 1865, Class D	3,831	3,806
0.00%, 05/15/2024, Series 2306, Class K	1,709	1,693
0.00%, 09/15/2032, Series 3393, Class JO	755,747	701,071
0.00%, 12/15/2032, Series 2835, Class QO	14,177	13,252
0.00%, 07/15/2034, Series 3611, Class PO	76,543	71,819
0.00%, 02/15/2035, Series 2990, Class GO	24,374	22,383
0.00%, 04/15/2035, Series 3077, Class TO	27,993	27,301
0.00%, 08/15/2035, Series 3014, Class OD	5,862	5,263
0.00%, 09/15/2035, Series 3029, Class SO	17,418	16,927
0.00%, 02/15/2036, Series 3117, Class OG	15,388	14,444
0.00%, 02/15/2036, Series 3117, Class OK	17,860	16,563
0.00%, 02/15/2036, Series 3117, Class EO	20,325	18,840
0.00%, 02/15/2036, Series 3117, Class AO	48,085	46,761
0.00%, 03/15/2036, Series 3134, Class PO	4,856	4,614
0.00%, 03/15/2036, Series 3122, Class OP	27,565	26,808
0.00%, 03/15/2036, Series 3122, Class OH	29,667	27,572
0.00%, 04/15/2036, Series 3138, Class PO	22,748	20,982
0.00%, 04/15/2036, Series 3607, Class AO	47,878	43,539
0.00%, 04/15/2036, Series 3147, Class PO	56,080	54,530
0.00%, 04/15/2036, Series 3607, Class BO	87,843	82,097
0.00%, 05/15/2036, Series 3233, Class OP	6,642	6,157
0.00%, 05/15/2036, Series 3149, Class SO	12,620	11,320
0.00%, 05/15/2036, Series 3151, Class PO	28,356	26,386
0.00%, 05/15/2036, Series 3153, Class EO	37,730	34,385
0.00%, 06/15/2036, Series 3171, Class MO	60,681	58,692
0.00%, 07/15/2036, Series 3179, Class OA	15,564	14,090
0.00%, 08/15/2036, Series 3200, Class PO	24,472	22,792

	Principal Amount	Value
0.00%, 09/15/2036, Series 3218, Class AO	12,070	10,261
0.00%, 09/15/2036, Series 3213, Class OA	15,224	13,846
0.00%, 10/15/2036, Series 3225, Class EO	29,990	27,866
0.00%, 12/15/2036, Series 3256, Class PO	15,775	14,566
0.00%, 01/15/2037, Series 3261, Class OA	16,032	14,700
0.00%, 02/15/2037, Series 3274, Class JO	3,696	3,523
0.00%, 02/15/2037, Series 3510, Class OD	44,812	43,191
0.00%, 03/15/2037, Series 3286, Class PO	4,627	3,958
0.00%, 04/15/2037, Series 3373, Class TO	16,789	15,543
0.00%, 05/15/2037, Series 3318, Class AO	925	868
0.00%, 05/15/2037, Series 3316, Class PO	29,400	26,417
0.00%, 05/15/2037, Series 3607, Class PO	162,926	148,190
0.00%, 06/15/2037, Series 3326, Class JO	2,642	2,460
0.00%, 06/15/2037, Series 3331, Class PO	16,352	15,250
0.00%, 07/15/2037, Series 3607, Class OP	232,068	208,564
0.00%, 09/15/2037, Series 3365, Class PO	22,339	20,071
0.00%, 10/15/2039, Series 3607, Class TO	79,143	72,137
0.00%, 01/15/2040, Series 3621, Class BO	71,934	66,938
0.00%, 10/15/2049, Series 3582, Class PO	282,358	271,044
0.37% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035, Series 2988, Class AF(2)	57,356	57,548
0.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035, Series 2981, Class FA(2)	37,638	37,948
0.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039, Series 4095, Class FB(2)	68,895	68,996
0.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041, Series 4048, Class FB(2)	365,386	367,234
0.47% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042, Series 4106, Class DF(2)	417,101	418,534
0.51% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037, Series 4048, Class FJ(2)	452,900	452,940
0.51% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037, Series 3275, Class FL(2)	27,855	28,136
0.52% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036, Series 3998, Class GF(2)	18,648	18,655
0.52% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042, Series 4091, Class TF(2)	1,357,361	1,371,875
0.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040, Series 3966, Class BF(2)	42,628	42,781
0.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042, Series 4012, Class FN(2)	561,273	566,938
0.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042, Series 4077, Class FB(2)	241,249	244,390
0.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040, Series 3996, Class XF(2)	650,089	654,074
0.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041, Series 4013, Class QF(2)	430,361	433,332
0.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029, Series 2388, Class FB(2)	8,667	8,736
0.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033, Series 2722, Class PF(2)	111,852	113,514
0.67% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037, Series 3371, Class FA(2)	11,676	11,882
0.70% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024, Series 1699, Class FC(2)	350	351
0.75% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037, Series 3386, Class KF(2)	433,775	442,501
0.77% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027, Series 1935, Class FL(2)	302	305
0.79% (10 year CMT Index + -0.85%, 10.00% Cap), 03/15/2024, Series 1709, Class FA(2)	137	135
0.82% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032, Series 2571, Class FY(2)	29,186	29,786
0.87% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035, Series 3085, Class WF(2)	37,407	38,210
0.90% (10 year CMT Index + -0.70%, 10.00% Cap), 07/15/2023, Series 1541, Class O(2)	1,983	1,959
0.97% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032, Series 2418, Class FO(2)	44,259	44,804
1.22% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022, Series 1370, Class JA(2)	323	323
1.22% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023, Series 1498, Class I(2)	2,632	2,649
1.27% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039, Series 3549, Class FA(2)	17,100	17,448
1.38% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023, Series 1470, Class F(2)	59	60
1.79%, 01/15/2040, Series 3802, Class LS(4)	407,609	18,884
1.84% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023, Series 1570, Class F(2)	103	104

	Principal Amount	Value
1.88%, 02/15/2039, Series 3546, Class A(4)	48,696	50,508
2.29% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034, Series 3305, Class MG(2)	30,478	31,993
3.00%, 08/15/2033, Series 4238, Class WY	439,406	470,785
3.00%, 06/15/2043, Series 4217, Class KY	206,000	221,456
3.00%, 12/15/2047, Series 4740, Class P	1,705,119	1,791,686
3.50%, 01/15/2026, Series 3793, Class AB	849,292	892,774
3.50%, 08/15/2039, Series 4219, Class JA	77,809	78,545
3.50%, 01/15/2042, Series 3989, Class JW	1,700,000	1,847,976
3.50%, 12/15/2046, Series 4640, Class CZ	6,568,299	7,116,133
3.50%, 02/15/2047, Series 4661, Class KZ	11,582,443	12,569,106
3.50%, 08/15/2047, Series 4710, Class KZ	15,315,672	16,628,737
3.50%, 11/15/2047, Series 4739, Class Z	1,774,926	1,921,530
3.50%, 12/15/2047, Series 4746, Class ZN	5,650,588	6,101,126
3.50%, 06/15/2048, Series 4305, Class A	667,514	672,460
3.50%, 10/15/2053, Series 4821, Class MA	4,274,256	4,486,582
4.00%, 12/15/2024, Series 3614, Class QB	81,482	85,146
4.00%, 11/15/2041, Series 3957, Class B	274,225	301,922
4.00%, 12/15/2041, Series 3966, Class NA	206,304	229,133
4.50%, 06/15/2025, Series 3684, Class CY	286,996	303,338
4.50%, 07/15/2039, Series 3680, Class MA	185,619	193,979
4.50%, 12/15/2039, Series 3610, Class CA	2,300,559	2,580,210
4.50%, 05/15/2041, Series 3852, Class CE	582,864	654,138
4.50%, 09/15/2043, Series 4247, Class AY	1,000,000	1,206,150
4.62% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022, Series 1455, Class WB(2)(5)	374	383
5.00%, 05/15/2023, Series 1798, Class F	4,151	4,269
5.00%, 11/15/2023, Series 2709, Class PG	61,052	63,526
5.00%, 12/15/2023, Series 2720, Class PC	6,102	6,344
5.00%, 12/15/2024, Series 2903, Class Z	19,475	21,054
5.00%, 04/15/2030, Series 3654, Class DC	702,000	794,256
5.00%, 07/15/2033, Series 2653, Class PZ	298,721	331,500
5.00%, 01/15/2034, Series 3920, Class LP	180,408	203,936
5.00%, 10/15/2039, Series 3795, Class EI	106,068	5,758
5.00%, 12/15/2040, Series 3770, Class ZB	899,467	1,024,835
5.00%, 05/15/2041, Series 3860, Class PZ	1,404,137	1,629,067
5.50%, 10/15/2022, Series 2512, Class PG	8,585	8,779
5.50%, 12/15/2022, Series 2535, Class BK	2,399	2,439
5.50%, 03/15/2023, Series 2586, Class HD	39,181	40,473
5.50%, 04/15/2023, Series 2595, Class HC	43,337	44,853
5.50%, 11/15/2023, Series 2710, Class HB	12,221	12,605
5.50%, 02/15/2034, Series 2744, Class PE	1,545	1,643
5.50%, 08/15/2036, Series 3645, Class KZ	39,471	45,670
5.50%, 08/15/2036, Series 3200, Class AY	110,701	128,988
5.50%, 03/15/2038, Series 3423, Class PB	316,839	366,415
5.50%, 05/15/2038, Series 3453, Class B	15,372	17,679
5.50%, 01/15/2039, Series 3501, Class CB	121,375	139,899
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041, Series 3852, Class QN(2)(5)	142,095	153,835
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041, Series 3852, Class TP(2)(5)	370,161	398,454
5.60%, 06/15/2023, Series 2033, Class J	7,099	7,366
5.70%, 10/15/2038, Series 3895, Class WA(4)	67,494	78,072
5.78% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038, Series 3481, Class SJ(2)(5)	150,819	28,460

	Principal Amount	Value
5.93% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038, Series 3404, Class SC(2)(5)	231,454	45,247
5.93% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039, Series 3511, Class SA(2)(5)	68,096	10,455
5.93% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SB(2)(5)	218,700	33,308
5.93% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040, Series 3740, Class SC(2)(5)	184,249	35,636
6.00%, 11/15/2023, Series 1642, Class PJ	5,525	5,798
6.00%, 06/15/2024, Series 1737, Class L	6,354	6,745
6.00%, 05/15/2027, Series 1981, Class Z	8,671	9,427
6.00%, 07/15/2028, Series 2070, Class C	6,553	7,360
6.00%, 09/15/2028, Series 2086, Class GB	3,969	4,457
6.00%, 11/15/2028, Series 2095, Class PE	17,875	20,108
6.00%, 12/15/2028, Series 2106, Class ZD	35,420	39,863
6.00%, 01/15/2029, Series 2110, Class PG	49,029	55,346
6.00%, 02/15/2029, Series 2125, Class JZ	10,595	11,774
6.00%, 09/15/2032, Series 2500, Class MC	29,873	34,678
6.00%, 12/15/2032, Series 2544, Class HC	24,293	29,051
6.00%, 12/15/2032, Series 2543, Class YX	56,567	65,285
6.00%, 01/15/2033, Series 2552, Class ME	35,651	41,580
6.00%, 02/15/2033, Series 2567, Class QD	35,222	41,236
6.00%, 02/15/2033, Series 2575, Class ME	142,243	164,687
6.00%, 03/15/2033, Series 2596, Class QG	22,315	25,220
6.00%, 05/15/2034, Series 2802, Class OH	82,847	92,617
6.00%, 04/15/2035, Series 2968, Class EH	906,995	1,030,919
6.00%, 01/15/2036, Series 3101, Class UZ	91,576	107,279
6.00%, 03/15/2036, Series 3122, Class ZB	2,786	4,145
6.00%, 04/15/2036, Series 3219, Class DI	45,613	9,495
6.00%, 04/15/2036, Series 3137, Class XP	55,934	66,096
6.00%, 04/15/2036, Series 3819, Class ZQ	474,084	560,320
6.00%, 06/15/2036, Series 3164, Class MG	13,403	14,659
6.00%, 02/15/2037, Series 3274, Class B	31,391	35,742
6.00%, 04/15/2037, Series 3302, Class UT	45,558	53,828
6.00%, 05/15/2037, Series 3315, Class HZ	42,839	49,509
6.00%, 06/15/2038, Series 3461, Class LZ	12,707	14,898
6.00%, 06/15/2038, Series 3461, Class Z	258,675	298,742
6.03% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039, Series 3531, Class SM(2)(5)	11,695	1,995
6.07% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037, Series 3260, Class CS(2)(5)	25,415	5,023
6.13% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038, Series 3455, Class SE(2)(5)	87,545	13,760
6.18% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039, Series 3608, Class SC(2)(5)	70,227	11,374
6.23% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039, Series 3531, Class SA(2)(5)	75,760	6,502
6.25%, 10/15/2023, Series 1591, Class PV	1,949	2,050
6.25%, 08/15/2028, Series 2075, Class PM	23,011	25,771
6.25%, 02/15/2029, Series 2126, Class CB	50,601	56,262
6.35% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037, Series 3387, Class SA(2)(5)	177,913	32,820
6.38%, 02/15/2032, Series 2410, Class OE	8,742	9,409
6.38% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037, Series 3290, Class SB(2)(5)	46,377	8,155
6.38% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037, Series 3383, Class SA(2)(5)	122,409	24,322
6.50%, 09/15/2023, Series 1608, Class L	14,024	14,857
6.50%, 12/15/2023, Series 1983, Class Z	3,638	3,856
6.50%, 12/15/2023, Series 2283, Class K	4,006	4,219
6.50%, 03/15/2026, Series 1829, Class ZB	966	1,025
6.50%, 07/15/2026, Series 1863, Class Z	7,062	7,484

	Principal Amount	Value
6.50%, 01/15/2027, Series 1927, Class ZA	6,614	7,404
6.50%, 12/15/2027, Series 2019, Class Z	5,700	6,399
6.50%, 06/15/2028, Series 2063, Class PG	9,843	11,176
6.50%, 08/15/2028, Series 2075, Class PH	21,496	24,382
6.50%, 05/15/2031, Series 2313, Class LA	3,555	4,066
6.50%, 08/15/2031, Series 2345, Class NE	8,484	9,926
6.50%, 08/15/2031, Series 2351, Class PZ	10,402	11,967
6.50%, 08/15/2031, Series 2344, Class ZJ	12,609	14,889
6.50%, 08/15/2031, Series 2344, Class ZD	116,425	134,638
6.50%, 10/15/2031, Series 2367, Class ME	10,897	12,332
6.50%, 01/15/2032, Series 2399, Class OH	14,596	16,545
6.50%, 01/15/2032, Series 2399, Class TH	17,226	20,173
6.50%, 02/15/2032, Series 2410, Class NG	19,464	22,795
6.50%, 02/15/2032, Series 2420, Class XK	24,380	28,506
6.50%, 03/15/2032, Series 2430, Class WF	29,176	34,383
6.50%, 03/15/2032, Series 2423, Class TB	32,345	36,781
6.50%, 04/15/2032, Series 2441, Class GF	6,902	8,078
6.50%, 04/15/2032, Series 2435, Class CJ	47,907	55,856
6.50%, 04/15/2032, Series 2434, Class ZA	60,438	68,361
6.50%, 05/15/2032, Series 2455, Class GK	21,566	24,507
6.50%, 06/15/2032, Series 2466, Class DH	10,166	11,964
6.50%, 06/15/2032, Series 2458, Class ZM	18,736	21,220
6.50%, 06/15/2032, Series 2466, Class PH	25,860	30,256
6.50%, 07/15/2032, Series 2474, Class NR	23,021	26,618
6.50%, 07/15/2032, Series 2484, Class LZ	31,884	38,046
6.50%, 03/15/2033, Series 2586, Class WI	14,802	2,814
6.50%, 07/15/2036, Series 3195, Class PD	49,876	56,892
6.50%, 07/15/2036, Series 3181, Class AZ	67,326	80,318
6.53% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037, Series 3344, Class SL(2)(5)	33,571	5,757
6.58% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036, Series 3202, Class HI(2)(5)	384,536	80,208
6.61%, 11/15/2021, Series 3688, Class CU(4)	407	408
6.63% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036, Series 3232, Class ST(2)(5)	44,913	9,161
6.73% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038, Series 3424, Class PI(2)(5)	107,318	25,571
6.75% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033, Series 2642, Class SL(2)(5)	462	505
7.00%, 03/15/2022, Series 1206, Class IA	45	46
7.00%, 05/15/2022, Series 1250, Class J	96	98
7.00%, 04/15/2023, Series 1502, Class PX	4,008	4,175
7.00%, 05/15/2023, Series 1505, Class Q	510	534
7.00%, 09/15/2023, Series 1573, Class PZ	3,281	3,457
7.00%, 01/15/2024, Series 1658, Class GZ	2,081	2,204
7.00%, 02/15/2024, Series 1671, Class L	1,064	1,117
7.00%, 03/15/2024, Series 1695, Class EB	1,809	1,916
7.00%, 03/15/2024, Series 1706, Class K	9,912	10,477
7.00%, 03/15/2028, Series 2038, Class PN	6,481	885
7.00%, 06/15/2028, Series 2064, Class TE	1,379	1,588
7.00%, 10/15/2028, Series 2089, Class PJ	8,652	826
7.00%, 04/15/2029, Series 2141, Class IO	674	62
7.00%, 06/15/2029, Series 2169, Class TB	45,456	52,093
7.00%, 07/15/2029, Series 2172, Class QC	25,589	29,777
7.00%, 08/15/2029, Series 2176, Class OJ	11,790	13,741

	Principal Amount	Value
7.00%, 01/15/2030, Series 2208, Class PG	22,824	26,775
7.00%, 10/15/2030, Series 2259, Class ZM	16,270	19,099
7.00%, 03/15/2031, Series 2296, Class PD	9,870	11,601
7.00%, 06/15/2031, Series 2325, Class PM	8,581	10,163
7.00%, 07/15/2031, Series 2332, Class ZH	19,577	23,115
7.00%, 03/15/2032, Series 2423, Class MC	18,416	21,781
7.00%, 03/15/2032, Series 2423, Class MT	22,432	26,646
7.00%, 04/15/2032, Series 2436, Class MC	10,843	12,363
7.00%, 04/15/2032, Series 2434, Class TC	38,818	46,026
7.00%, 05/15/2032, Series 2450, Class GZ	20,511	24,558
7.00%, 12/15/2036, Series 3704, Class CT	896,306	1,083,036
7.03% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036, Series 3194, Class SA(2)(5)	6,998	1,429
7.25%, 07/15/2027, Series 1970, Class PG	407	464
7.25%, 09/15/2030, Series 2256, Class MC	13,056	15,519
7.25%, 12/15/2030, Series 2271, Class PC	17,323	20,510
7.41%, 11/15/2046, Series 3688, Class GT(4)	456,805	542,746
7.50%, 08/15/2022, Series 1343, Class LB	170	175
7.50%, 02/15/2023, Series 1466, Class PZ	3,788	3,944
7.50%, 04/15/2023, Series 1491, Class I	808	844
7.50%, 04/15/2024, Series 1720, Class PL	6,146	6,491
7.50%, 08/15/2024, Series 1745, Class D	2,945	3,185
7.50%, 09/15/2026, Series 1890, Class H	1,466	1,637
7.50%, 01/15/2027, Series 1963, Class Z	4,180	4,769
7.50%, 01/15/2027, Series 1927, Class PH	10,949	12,438
7.50%, 09/15/2027, Series 1987, Class PE	3,995	4,533
7.50%, 03/15/2028, Series 2040, Class PE	19,720	22,767
7.50%, 05/15/2028, Series 2054, Class PV	6,941	7,957
7.50%, 06/15/2029, Series 2163, Class PC	3,525	357
7.50%, 11/15/2029, Series 2196, Class TL	64	76
7.50%, 05/15/2030, Series 2234, Class PZ	5,100	6,061
7.50%, 08/15/2030, Series 2247, Class Z	5,494	6,461
7.50%, 10/15/2030, Series 2262, Class Z	1,261	1,511
7.50%, 11/15/2036, Series 3704, Class DT	372,695	454,740
7.50%, 12/15/2036, Series 3704, Class ET	318,964	393,171
7.88% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032, Series 2444, Class ES(2)(5)	19,931	3,441
7.93% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032, Series 2475, Class S(2)(5)	46,561	9,168
7.93% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032, Series 2450, Class SW(2)(5)	13,002	2,240
7.94% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033, Series 2733, Class SB(2)(5)	387,623	445,007
8.00%, 08/15/2022, Series 1343, Class LA	427	440
8.00%, 09/15/2026, Series 1899, Class ZE	4,424	5,065
8.00%, 11/15/2029, Series 2201, Class C	9,085	10,391
8.00%, 01/15/2030, Series 2209, Class TC	6,281	7,440
8.00%, 01/15/2030, Series 2210, Class Z	22,140	26,548
8.00%, 03/15/2030, Series 2224, Class CB	5,441	6,490
8.00%, 04/15/2030, Series 2230, Class Z	7,215	8,529
8.50%, 09/15/2021, Series 1144, Class KB	59	59
8.50%, 06/15/2031, Series 2359, Class ZB	19,307	23,497
8.53% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023, Series 2638, Class DS(2)(5)	2,701	2,826
8.58% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032, Series 2410, Class QX(2)(5)	9,343	1,848
8.88% (3 Month CMT Index + 8.90%, 8.90% Cap), 05/15/2023, Series 1518, Class G(2)(5)	1,838	1,937

	Principal Amount	Value
8.96% (10 year CMT Index + 10.60%, 10.00% Cap), 05/15/2024, Series 2306, Class SE(2)(5)	4,093	408
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037, Series 3443, Class SY(2)(5)	14,732	17,770
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024, Series 1671, Class QC(2)(5)	1,392	1,513
13.14% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033, Series 2692, Class SC(2)(5)	17,536	23,006
14.62% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033, Series 2671, Class S(2)(5)	14,712	19,500
14.72% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033, Series 2631, Class SA(2)(5)	52,723	67,409
15.95% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032, Series 2412, Class SP(2)(5)	25,476	33,249
16.34% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033, Series 2780, Class SY(2)(5)	7,263	9,637
16.69% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025, Series 3022, Class SX(2)(5)	2,778	3,296
16.77% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035, Series 2990, Class WP(2)(5)	1,003	1,327
17.26% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040, Series 3632, Class BS(2)(5)	229,629	315,935
17.27% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038, Series 3422, Class SE(2)(5)	9,096	13,146
18.43% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032, Series 2571, Class SY(2)(5)	17,207	23,973
19.01% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024, Series 1686, Class SH(2)	227	258
19.31% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032, Series 2410, Class QS(2)(5)	23,934	34,575
19.46% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036, Series 3523, Class SD(2)(5)	16,060	20,931
19.76% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035, Series 3064, Class SG(2)(5)	25,155	35,664
22.42% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023, Series 1602, Class SA(2)(5)	1,572	1,847
24.23% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034, Series 2990, Class SL(2)(5)	19,545	23,391
24.30% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036, Series 3102, Class HS(2)(5)	4,636	6,649
25.99% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023, Series 1541, Class M(2)(5)	416	463
27.71% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025, Series 3051, Class DP(2)(5)	8,908	11,841
27.84% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035, Series 2929, Class MS(2)(5)	32,721	45,989
29.89% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024, Series 2033, Class SN(2)(5)	1,185	178
30.15% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029, Series 2132, Class SB(2)(5)	1,311	2,002
33.42% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025, Series 2967, Class S(2)(5)	6,503	8,064
34.19% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023, Series 2571, Class SK(2)(5)	1,503	1,897
Freddie Mac STACR REMIC Trust 2021-DNA3
2.12% (30-day Average Secured Overnight Financing Rate + 2.10%), 10/25/2033, Series 2021-DNA3, Class M2(2)(3)	10,610,000	10,837,136
Freddie Mac Strips
0.00%, 04/01/2028, Series 197, Class PO	36,690	35,449
0.00%, 09/15/2043, Series 310, Class PO	582,292	506,971
0.57% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042, Series 270, Class F1(2)	761,194	773,530
0.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042, Series 264, Class F1(2)	1,219,376	1,237,693
0.62% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042, Series 272, Class F2(2)	631,582	643,764
3.00%, 08/15/2042, Series 267, Class 30	933,820	965,170
3.00%, 01/15/2043, Series 299, Class 300	226,752	235,471
3.50%, 07/15/2042, Series 262, Class 35	3,425,312	3,702,568
5.00%, 09/15/2035, Series 233, Class 12	68,558	10,116
5.00%, 09/15/2035, Series 233, Class 11	80,813	14,935
5.00%, 09/15/2035, Series 233, Class 13	127,388	23,346
7.63% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036, Series 239, Class S30(2)(5)	242,318	59,980
Freddie Mac Structured Pass-Through Certificates
0.00%, 07/25/2043, Series T-57, Class 1AP	16,800	14,602
0.00%, 09/25/2043, Series T-58, Class APO	18,212	15,450
0.00%, 10/25/2043, Series T-59, Class 1AP	21,461	14,956
1.32% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044, Series T-62, Class 1A1(2)	345,732	355,056
1.70%, 10/25/2037, Series T-76, Class 2A(4)	915,412	928,292
4.70%, 07/25/2033, Series T-48, Class 1A(4)	139,701	154,328
5.05%, 07/25/2032, Series T-41, Class 3A(4)	46,670	52,237

	Principal Amount	Value
5.23%, 05/25/2043, Series T-56, Class A5	449,077	512,129
6.50%, 02/25/2043, Series T-54, Class 2A	204,976	243,727
7.00%, 02/25/2043, Series T-54, Class 3A	65,623	78,811
7.00%, 10/25/2043, Series T-59, Class 1A2	246,672	292,399
7.50%, 02/25/2042, Series T-42, Class A5	191,127	233,188
7.50%, 08/25/2042, Series T-51, Class 2A(4)	34,336	44,324
7.50%, 07/25/2043, Series T-57, Class 1A3	44,531	56,312
7.50%, 09/25/2043, Series T-58, Class 4A	246,648	289,560
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045, Series 2013-K25, Class C(3)(4)	2,000,000	2,066,767
FREMF 2013-K35 Mortgage Trust
4.07%, 12/25/2046, Series 2013-K35, Class C(3)(4)	2,951,000	3,122,400
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047, Series 2014-K40, Class C(3)(4)	2,273,000	2,446,585
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047, Series 2014-K41, Class C(3)(4)	6,000,000	6,459,343
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048, Series 2015-K44, Class B(3)(4)	3,510,000	3,787,143
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048, Series 2015-K45, Class B(3)(4)	2,135,000	2,302,973
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048, Series 2015-K49, Class C(3)(4)	4,000,000	4,220,567
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048, Series 2015-K51, Class C(3)(4)	1,500,000	1,600,005
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022, Series 2015-K720, Class C(3)(4)	4,000,000	4,097,802
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049, Series 2016-K52, Class B(3)(4)	4,750,000	5,221,712
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049, Series 2016-K59, Class B(3)(4)	2,450,000	2,662,969
FREMF 2016-K722 Mortgage Trust
3.99%, 07/25/2049, Series 2016-K722, Class B(3)(4)	1,845,000	1,942,358
GCAT 2020-4 LLC
2.61%, 12/25/2025, Series 2020-4, Class A1(1)(3)	5,495,974	5,523,659
Ginnie Mae
0.00%, 03/16/2033, Series 2003-24, Class PO	5,138	5,083
0.00%, 06/16/2033, Series 2003-52, Class AP	27,165	25,877
0.00%, 10/20/2033, Series 2003-90, Class PO	4,104	4,004
0.00%, 06/20/2034, Series 2004-46, Class PO	45,885	44,965
0.00%, 08/20/2035, Series 2010-14, Class CO	105,579	98,604
0.00%, 10/20/2035, Series 2005-82, Class PO	23,457	21,166
0.00%, 11/20/2035, Series 2010-14, Class BO	34,747	32,434
0.00%, 03/20/2036, Series 2006-16, Class OP	30,073	28,051
0.00%, 05/20/2036, Series 2006-22, Class AO	41,714	40,597
0.00%, 07/20/2036, Series 2006-34, Class PO	5,763	5,543
0.00%, 03/20/2037, Series 2007-57, Class PO	76,561	74,156
0.00%, 04/16/2037, Series 2007-17, Class JO	56,584	51,157
0.00%, 05/20/2037, Series 2007-28, Class BO	8,495	7,899
0.00%, 06/16/2037, Series 2007-36, Class HO	14,557	13,599
0.00%, 06/16/2037, Series 2007-35, Class PO	147,419	140,162

	Principal Amount	Value
0.00%, 09/20/2037, Series 2008-20, Class PO	5,750	5,732
0.00%, 11/16/2037, Series 2009-79, Class OK	152,940	144,213
0.00%, 01/20/2038, Series 2008-1, Class PO	5,938	5,592
0.00%, 12/20/2040, Series 2010-157, Class OP	334,342	316,255
0.37% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037, Series 2007-25, Class FN(2)	43,439	43,503
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060, Series 2013-H03, Class FA(2)	782	783
0.41% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062, Series 2013-H02, Class HF(2)	4,420	4,423
0.43% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063, Series 2013-H01, Class JA(2)	734,360	734,946
0.45% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062, Series 2012-H31, Class FD(2)	1,547,949	1,550,323
0.52% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063, Series 2013-H07, Class HA(2)	606,364	608,106
0.53% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063, Series 2013-H04, Class SA(2)	168,117	168,885
0.54% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060, Series 2012-H24, Class FG(2)	8,582	8,622
0.55% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065, Series 2015-H16, Class FL(2)	2,819,279	2,834,632
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060, Series 2012-H24, Class FA(2)	18,725	18,828
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062, Series 2012-H15, Class FA(2)	91	91
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065, Series 2015-H18, Class FA(2)	1,150,705	1,155,421
0.56% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067, Series 2017-H19, Class FA(2)	2,187,258	2,193,403
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061, Series 2011-H19, Class FA(2)	374,632	376,100
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063, Series 2013-H07, Class GA(2)	200,958	201,654
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063, Series 2013-H14, Class FD(2)	1,476,800	1,482,245
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064, Series 2014-H14, Class GF(2)	2,439,323	2,448,599
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064, Series 2014-H19, Class FE(2)	3,198,949	3,217,644
0.58% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065, Series 2015-H20, Class FA(2)	461,245	464,197
0.58% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065, Series 2015-H07, Class ES(2)	1,346,460	1,349,488
0.59% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065, Series 2015-H05, Class FC(2)	3,073,006	3,066,530
0.59% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065, Series 2015-H08, Class FC(2)	5,935,929	5,973,114
0.59% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065, Series 2015-H10, Class FC(2)	4,607,592	4,638,424
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061, Series 2011-H11, Class FA(2)	1,311,795	1,318,538
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063, Series 2013-H01, Class TA(2)	9,243	9,288
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064, Series 2014-H11, Class VA(2)	1,857,617	1,871,928
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H15, Class FA(2)	1,473,813	1,484,887
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064, Series 2014-H17, Class FC(2)	1,772,908	1,777,326
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064, Series 2015-H03, Class FA(2)	2,053,167	2,062,409
0.61% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067, Series 2017-H14, Class FV(2)	4,966,100	5,001,781
0.62% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062, Series 2012-H29, Class FA(2)	1,356,564	1,362,303
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061, Series 2012-H26, Class JA(2)	2,295	2,305
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062, Series 2013-H07, Class MA(2)	1,061	1,065

	Principal Amount	Value
0.66% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062, Series 2012-H26, Class MA(2)	4,739	4,773
0.67% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067, Series 2017-H09, Class DF(2)	4,937,364	4,984,915
0.69% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062, Series 2012-H28, Class FA(2)	14,838	14,910
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062, Series 2012-H24, Class FE(2)	9,681	9,764
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064, Series 2014-H10, Class TA(2)	2,409,546	2,435,582
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064, Series 2014-H09, Class TA(2)	2,714,456	2,731,346
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064, Series 2014-H07, Class FA(2)	4,571,804	4,622,576
0.71% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064, Series 2014-H20, Class LF(2)	1,186,423	1,199,758
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061, Series 2012-H21, Class DF(2)	13,373	13,505
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064, Series 2014-H01, Class FD(2)	2,128,200	2,144,014
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064, Series 2014-H04, Class FB(2)	4,259,923	4,291,944
0.76% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064, Series 2014-H06, Class HB(2)	1,726,924	1,740,441
0.80% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064, Series 2014-H05, Class FA(2)	2,320,521	2,352,275
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061, Series 2012-H21, Class CF(2)	13,116	13,263
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062, Series 2012-H08, Class FS(2)	724,447	733,248
0.91% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038, Series 2008-58, Class FA(2)	251,872	256,364
1.37% (1 Month LIBOR USD + 1.28%, 1.28% Floor), 02/20/2071, Series 2021-H03, Class LF(2)	15,094,328	16,101,142
1.45%, 06/20/2067, Series 2017-H14, Class XI(4)	11,318,908	853,447
1.65%, 01/20/2063, Series 2013-H01, Class FA	92,816	93,000
1.65%, 02/20/2063, Series 2013-H04, Class BA	94,183	94,679
1.65%, 04/20/2063, Series 2013-H09, Class HA	34,272	34,510
2.18%, 05/20/2067, Series 2017-H11, Class LI(4)	11,293,919	1,251,502
2.50%, 07/20/2047, Series 2017-101, Class AB	3,229,857	3,377,292
2.50%, 07/01/2051(9)	46,830,000	48,461,733
3.00%, 12/20/2041, Series 2011-157, Class UY	1,000,000	1,076,737
3.00%, 10/20/2045, Series 2015-144, Class HP	990,414	1,060,275
3.00%, 02/20/2047, Series 2018-7, Class GA	1,727,134	1,784,438
3.00%, 09/20/2047, Series 2017-139, Class BA	1,359,292	1,441,144
3.00%, 11/20/2047, Series 2017-163, Class PT	5,295,842	5,619,992
3.00%, 07/01/2051(9)	15,335,000	16,000,216
3.50%, 07/20/2046, Series 2018-160, Class PA	2,547,454	2,647,930
3.50%, 09/20/2046, Series 2018-34, Class DL	1,266,381	1,368,071
3.50%, 07/01/2051(9)	1,665,000	1,747,827
3.66%, 01/20/2042, Series 2012-141, Class WC(4)	218,428	238,598
3.99%, 09/16/2042, Series 2012-141, Class WB(4)	142,353	158,554
4.48%, 04/20/2043, Series 2013-91, Class WA(4)	173,086	191,117
4.53%, 11/16/2041, Series 2012-141, Class WA(4)	253,679	282,981
4.60%, 10/20/2041, Series 2014-188, Class W(4)	387,663	430,963
4.69%, 10/20/2042, Series 2014-41, Class W(4)	776,040	872,418
4.70%, 09/20/2041, Series 2013-26, Class AK(4)	226,081	256,587
4.76%, 03/20/2048, Series 2020-30, Class PT(4)	8,991,088	10,174,476
4.86%, 11/20/2042, Series 2013-54, Class WA(4)	145,828	165,610
5.14%, 06/20/2040, Series 2013-75, Class WA(4)	111,013	126,389
5.21%, 07/20/2060, Series 2010-H17, Class XQ(4)	4,984	5,253
5.40%, 01/20/2039, Series 2014-6, Class W(4)	488,197	558,738
5.50%, 01/16/2033, Series 2011-43, Class ZQ	257,911	275,469
5.50%, 04/20/2033, Series 2003-25, Class PZ	140,828	149,858
5.50%, 03/16/2034, Series 2004-17, Class MZ	2,054,926	2,277,313

	Principal Amount	Value
5.50%, 07/20/2035, Series 2005-56, Class IC	18,142	2,984
5.50%, 09/20/2035, Series 2005-72, Class AZ	99,390	112,433
5.50%, 10/16/2037, Series 2008-32, Class PI	67,487	3,066
5.50%, 02/20/2038, Series 2008-17, Class IO	19,996	1,096
5.50%, 05/20/2039, Series 2009-33, Class CI	23,077	3,115
5.50%, 09/20/2039, Series 2009-75, Class MN	317,000	375,247
5.50%, 10/20/2039, Series 2009-87, Class BE	583,317	668,825
5.52%, 01/20/2038, Series 2015-137, Class WA(4)	453,717	531,362
5.56%, 10/20/2036, Series 2006-57, Class PZ	105,173	114,675
5.58%, 08/20/2038, Series 2012-59, Class WA(4)	168,193	193,214
5.58%, 07/20/2040, Series 2011-137, Class WA(4)	164,474	192,280
5.61% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038, Series 2008-93, Class AS(2)(5)	143,236	18,272
5.70%, 08/20/2034, Series 2010-103, Class WA(4)	53,453	61,046
5.75%, 02/20/2036, Series 2006-20, Class QA	11,090	11,526
5.75%, 07/20/2038, Series 2008-69, Class QD	76,717	81,867
5.80% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033, Series 2003-112, Class SA(2)(5)	52,638	5,522
5.81% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038, Series 2008-76, Class US(2)(5)	134,270	21,497
5.83%, 10/20/2033, Series 2010-41, Class WA(4)	96,954	108,921
5.86% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039, Series 2009-10, Class SA(2)(5)	109,138	15,308
5.86% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039, Series 2009-43, Class SA(2)(5)	104,962	13,273
5.87%, 02/20/2037, Series 2011-22, Class WA(4)	36,075	41,424
5.88%, 12/20/2038, Series 2011-163, Class WA(4)	394,860	458,931
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037, Series 2007-73, Class MI(2)(5)	98,794	11,859
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038, Series 2009-106, Class ST(2)(5)	830,530	130,764
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038, Series 2008-71, Class SC(2)(5)	38,606	5,127
5.91% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038, Series 2008-96, Class SL(2)(5)	80,167	7,110
5.94%, 04/20/2037, Series 2010-129, Class AW(4)	67,059	77,019
5.95% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039, Series 2009-6, Class SH(2)(5)	65,963	9,334
5.99% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034, Series 2004-96, Class SC(2)(5)	150,890	537
5.99% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039, Series 2009-42, Class SC(2)(5)	146,492	21,135
6.00% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039, Series 2009-81, Class SB(2)(5)	277,124	52,660
6.00%, 02/20/2029, Series 1999-4, Class ZB	54,021	54,025
6.00%, 11/20/2032, Series 2002-75, Class PB	90,647	90,568
6.00%, 09/16/2033, Series 2003-75, Class ZX	80,155	90,157
6.00%, 06/20/2034, Series 2004-49, Class Z	180,538	204,033
6.00%, 12/20/2035, Series 2005-91, Class PI	36,852	5,410
6.00%, 06/20/2038, Series 2008-50, Class KB	67,575	77,701
6.00%, 12/20/2038, Series 2009-65, Class IQ	15,459	477
6.00%, 05/20/2039, Series 2009-33, Class TI	31,907	5,636
6.01% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034, Series 2004-90, Class SI(2)(5)	268,374	40,990
6.03% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039, Series 2009-6, Class SA(2)(5)	59,715	5,733
6.03% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039, Series 2009-64, Class SN(2)(5)	163,312	21,142
6.06% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038, Series 2008-60, Class CS(2)(5)	108,232	13,173
6.08% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039, Series 2009-11, Class SC(2)(5)	85,322	7,685
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037, Series 2007-9, Class CI(2)(5)	105,643	16,063
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037, Series 2007-19, Class SD(2)(5)	55,741	5,479
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-27, Class SD(2)(5)	105,999	15,498
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037, Series 2007-26, Class SC(2)(5)	98,354	15,943
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038, Series 2008-55, Class SA(2)(5)	31,011	4,828
6.11% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038, Series 2008-81, Class S(2)(5)	278,407	25,680

	Principal Amount	Value
6.12%, 11/20/2038, Series 2011-97, Class WA(4)	110,377	129,009
6.16% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037, Series 2007-36, Class SJ(2)(5)	83,440	8,487
6.18% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039, Series 2009-72, Class SM(2)(5)	163,275	24,244
6.18% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039, Series 2009-22, Class SA(2)(5)	191,830	29,662
6.21% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035, Series 2005-68, Class KI(2)(5)	369,700	74,702
6.21% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038, Series 2008-36, Class SH(2)(5)	130,023	509
6.21% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039, Series 2009-31, Class TS(2)(5)	88,793	6,512
6.33% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038, Series 2008-40, Class SA(2)(5)	441,898	78,516
6.33% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039, Series 2009-106, Class AS(2)(5)	221,230	39,943
6.40% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037, Series 2007-36, Class SE(2)(5)	62,420	7,462
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036, Series 2006-38, Class SW(2)(5)	3,132	165
6.41% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037, Series 2007-76, Class SB(2)(5)	191,666	19,741
6.42% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037, Series 2007-67, Class SI(2)(5)	105,629	18,961
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037, Series 2007-53, Class ES(2)(5)	88,807	12,309
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037, Series 2007-72, Class US(2)(5)	86,612	11,008
6.46% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037, Series 2007-79, Class SY(2)(5)	127,685	17,846
6.47% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037, Series 2007-74, Class SL(2)(5)	99,822	11,934
6.48% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033, Series 2003-97, Class SA(2)(5)	51,256	4,885
6.48% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034, Series 2004-73, Class JL(2)(5)	187,137	35,677
6.50%, 07/20/2032, Series 2002-52, Class GH	46,704	46,708
6.50%, 01/20/2033, Series 2003-58, Class BE	65,964	70,708
6.50%, 03/20/2033, Series 2003-46, Class TC	38,373	41,740
6.50%, 03/20/2033, Series 2003-40, Class TJ	130,771	141,087
6.50%, 05/20/2033, Series 2003-46, Class MG	50,964	56,612
6.50%, 07/20/2036, Series 2006-33, Class Z	178,404	206,238
6.50%, 08/20/2036, Series 2006-38, Class ZK	237,900	266,238
6.50%, 03/20/2039, Series 2009-14, Class KI	36,819	6,572
6.50%, 03/20/2039, Series 2009-14, Class NI	82,099	18,109
6.51% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041, Series 2011-75, Class SM(2)(5)	202,564	27,305
6.55% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037, Series 2007-45, Class QA(2)(5)	124,287	17,888
6.59% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037, Series 2007-40, Class SN(2)(5)	121,158	21,561
6.61% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036, Series 2006-59, Class SD(2)(5)	54,430	7,673
6.66% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035, Series 2005-3, Class SK(2)(5)	178,134	38,330
6.66% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037, Series 2007-40, Class SD(2)(5)	84,377	13,369
6.68% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037, Series 2007-50, Class AI(2)(5)	29,262	830
6.71% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035, Series 2008-79, Class CS(2)(5)	91,290	98,628
6.71% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036, Series 2006-65, Class SA(2)(5)	94,714	11,711
6.74% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037, Series 2007-17, Class JI(2)(5)	145,827	31,793
6.77% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033, Series 2003-12, Class SP(2)(5)	15,415	1,742
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034, Series 2004-71, Class ST(2)(5)	19,613	21,190
7.00%, 08/16/2039, Series 2009-104, Class AB	62,877	67,861
7.00%, 10/16/2040, Series 2010-130, Class CP	291,665	348,044
7.21% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038, Series 2008-95, Class DS(2)(5)	246,570	37,377
7.51% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038, Series 2009-25, Class SE(2)(5)	58,046	9,047
7.63% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038, Series 2008-33, Class XS(2)(5)	56,003	9,392
8.18% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031, Series 2001-35, Class SA(2)(5)	10,789	46
13.21% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037, Series 2008-7, Class SP(2)(5)	14,742	16,813
14.09% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034, Series 2004-83, Class AP(2)(5)	1,007	1,097
14.70% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034, Series 2004-73, Class AE(2)(5)	3,186	3,262
16.25% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035, Series 2005-68, Class DP(2)(5)	57,636	71,722

	Principal Amount	Value
16.56% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034, Series 2005-7, Class JM(2)(5)	1,412	1,728
19.46% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034, Series 2004-28, Class S(2)(5)	27,718	38,994
19.67% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037, Series 2008-7, Class SK(2)(5)	10,391	13,251
19.92% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037, Series 2007-53, Class SW(2)(5)	20,591	26,873
20.58% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035, Series 2005-66, Class SP(2)(5)	10,422	15,440
22.38% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035, Series 2005-65, Class SA(2)(5)	3,093	4,984
24.11% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034, Series 2004-89, Class LS(2)(5)	15,601	24,483
29.01% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034, Series 2004-71, Class SB(2)(5)	19,613	30,379
Ginnie Mae I Pool
3.00%, 05/15/2043	358,153	380,678
3.00%, 07/15/2045	971,688	1,018,408
3.50%, 01/15/2042	2,896,305	3,109,081
3.50%, 03/15/2043	906,355	1,005,625
3.50%, 04/15/2043	2,350,006	2,525,845
3.50%, 06/15/2043	1,350,582	1,451,738
3.50%, 07/15/2043	411,271	456,328
4.00%, 06/15/2039	273,048	300,380
4.00%, 10/15/2040	133,951	148,344
4.50%, 04/15/2040	1,077,217	1,209,550
5.50%, 04/15/2033	192,288	224,002
5.50%, 06/15/2033	1,728	1,973
5.50%, 12/15/2033	7,739	9,017
5.50%, 07/15/2034	2,731	3,071
5.50%, 09/15/2034	2,970	3,313
6.00%, 11/15/2028	4,576	5,123
6.50%, 01/15/2024	1,620	1,805
6.50%, 03/15/2028	5,856	6,525
6.50%, 09/15/2028	12,422	13,842
6.50%, 10/15/2028	522	581
6.50%, 01/15/2032	40,158	46,960
6.50%, 07/15/2032	2,066	2,302
6.50%, 02/15/2033	7,836	8,820
6.50%, 04/15/2033	5,464	6,159
6.50%, 12/15/2035	46,056	53,845
7.00%, 08/15/2023	83	84
7.00%, 09/15/2023	3,238	3,338
7.00%, 11/15/2023	195	204
7.00%, 02/15/2024	655	657
7.00%, 09/15/2031	51,573	60,073
7.00%, 02/15/2033	5,100	5,788
7.00%, 06/15/2033	13,852	16,671
7.00%, 06/15/2035	126,058	147,617
7.00%, 04/15/2037	12,731	14,061
7.50%, 03/15/2023	59	60
7.50%, 11/15/2026	295	297
7.50%, 07/15/2027	706	709
7.50%, 07/15/2028	508	515
7.50%, 09/15/2028	2,143	2,338
7.50%, 10/15/2037	26,493	31,035
8.00%, 08/15/2028	751	754

	Principal Amount	Value
9.00%, 11/15/2024	2	2
9.50%, 10/15/2024	137	139
9.50%, 12/15/2025	2	2
Ginnie Mae II Pool
2.00%, 03/20/2051	5,848,203	5,959,032
2.50%, 12/20/2046	1,626,087	1,695,595
2.50%, 01/20/2050	4,203,803	4,352,008
2.50%, 09/20/2050	3,908,231	4,048,356
2.50%, 09/20/2050	6,232,020	6,514,404
2.50%, 12/20/2050	10,577,389	10,958,651
2.50%, 12/20/2050	41,768,403	43,255,930
2.50%, 01/20/2051	35,548,703	36,886,634
2.50%, 03/20/2051	17,125,471	17,764,268
2.50%, 03/20/2051	21,870,214	22,654,288
2.93%, 10/20/2070(4)	8,694,211	9,287,028
3.00%, 06/20/2042	202,003	214,568
3.00%, 08/20/2042	2,649,972	2,816,318
3.00%, 11/20/2042	1,484,260	1,578,910
3.00%, 12/20/2042	758,183	808,863
3.00%, 01/20/2043	754,910	804,964
3.00%, 04/20/2043	1,881,442	1,999,651
3.00%, 09/20/2043	585,394	622,651
3.00%, 10/20/2043	90,714	96,484
3.00%, 01/20/2044	509,209	541,571
3.00%, 07/20/2044	206,749	219,480
3.00%, 12/20/2044	348,498	368,842
3.00%, 04/20/2045	3,226,166	3,423,907
3.00%, 05/20/2045	578,115	612,115
3.00%, 07/20/2045	1,360,303	1,442,265
3.00%, 10/20/2045	1,541,379	1,631,622
3.00%, 11/20/2045	369,722	391,482
3.00%, 02/20/2046	542,492	574,937
3.00%, 04/20/2046	3,382,396	3,563,600
3.00%, 05/20/2046	143,149	151,328
3.00%, 07/20/2046	2,801,160	2,956,124
3.00%, 08/20/2046	3,228,182	3,404,675
3.00%, 09/20/2046	975,187	1,028,559
3.00%, 01/20/2047	2,217,408	2,337,714
3.00%, 02/20/2047	3,181,179	3,343,564
3.00%, 03/20/2047	344,321	364,873
3.00%, 12/20/2049(7)	13,189,628	13,767,263
3.00%, 01/20/2050	1,552,717	1,628,548
3.00%, 04/20/2050	2,161,879	2,264,055
3.00%, 06/20/2050	2,380,963	2,485,753
3.00%, 09/20/2050	3,508,480	3,720,298
3.00%, 09/20/2050	9,574,698	10,372,313
3.00%, 12/20/2070(4)	3,811,560	4,115,317
3.05%, 09/20/2070(4)	5,025,754	5,434,867
3.08%, 06/20/2070(4)	5,616,050	6,078,834
3.50%, 10/20/2042	2,986,698	3,203,098

	Principal Amount	Value
3.50%, 11/20/2042	1,028,696	1,104,352
3.50%, 05/20/2043	712,666	764,891
3.50%, 03/20/2045	822,129	876,365
3.50%, 04/20/2045	6,355,450	6,776,164
3.50%, 10/20/2045	5,351,852	5,702,442
3.50%, 01/20/2046	3,232,422	3,444,149
3.50%, 02/20/2046	11,573,015	12,335,790
3.50%, 03/20/2046	944,008	1,005,826
3.50%, 04/20/2046	20,924,115	22,214,942
3.50%, 05/20/2046	6,230,244	6,640,325
3.50%, 06/20/2046	2,869,374	3,054,555
3.50%, 07/20/2046(7)	6,158,850	6,554,545
3.50%, 08/20/2046	906,066	964,659
3.50%, 09/20/2046	711,618	756,798
3.50%, 11/20/2046	1,089,658	1,158,026
3.50%, 12/20/2046	4,707,617	5,011,994
3.50%, 01/20/2047	344,762	367,397
3.50%, 02/20/2047	3,757,812	3,994,629
3.50%, 03/20/2047	2,951,191	3,130,507
3.50%, 04/20/2047	505,950	532,798
3.50%, 05/20/2047	5,075,802	5,385,951
3.50%, 06/20/2047	2,694,442	2,853,986
3.50%, 08/20/2047	463,436	491,431
3.50%, 11/20/2047	9,327,472	9,899,509
3.50%, 12/20/2047	1,558,622	1,648,362
3.50%, 04/20/2048	4,373,353	4,635,328
3.50%, 06/20/2049	1,681,272	1,766,056
3.50%, 11/20/2049	4,927,603	5,225,284
3.50%, 08/20/2050	9,518,308	10,434,763
3.50%, 01/20/2051	10,924,797	12,002,389
4.00%, 10/20/2040	1,277,478	1,397,705
4.00%, 06/20/2042	1,706,241	1,880,797
4.00%, 10/20/2042	3,985,677	4,367,799
4.00%, 12/20/2042	1,929,731	2,114,741
4.00%, 02/20/2043	828,117	907,388
4.00%, 10/20/2043	2,413,262	2,606,387
4.00%, 11/20/2044	1,366,021	1,490,452
4.00%, 12/20/2044	995,803	1,085,860
4.00%, 03/20/2045	261,334	285,709
4.00%, 05/20/2045	3,195,798	3,465,022
4.00%, 06/20/2045	654,994	708,439
4.00%, 08/20/2045	7,770,093	8,391,564
4.00%, 10/20/2045	2,055,633	2,221,759
4.00%, 11/20/2045	2,926,133	3,172,070
4.00%, 12/20/2045	75,934	82,095
4.00%, 01/20/2046	965,580	1,044,329
4.00%, 02/20/2046	326,289	353,438
4.00%, 03/20/2046	630,500	683,221
4.00%, 04/20/2046	1,654,126	1,790,499
4.00%, 05/20/2046	2,798,904	3,011,496

	Principal Amount	Value
4.00%, 06/20/2046	1,336,885	1,445,123
4.00%, 11/20/2046	1,204,260	1,301,146
4.00%, 02/20/2047	1,873,021	2,010,050
4.00%, 03/20/2047	3,819,684	4,097,583
4.00%, 05/20/2047	305,591	327,047
4.00%, 05/20/2047	319,333	341,787
4.00%, 06/20/2047	1,169,382	1,252,655
4.00%, 07/20/2047	5,691,166	6,072,428
4.00%, 09/20/2047	1,794,138	1,913,270
4.00%, 12/20/2047	2,592,724	2,767,544
4.00%, 01/20/2048	1,421,523	1,512,721
4.00%, 06/20/2048	4,544,167	4,836,846
4.00%, 01/20/2050	6,001,143	6,348,266
4.25%, 12/20/2047	1,438,737	1,612,031
4.39%, 05/20/2063(4)	1,366	1,406
4.50%, 06/20/2040	442,633	489,520
4.50%, 01/20/2041	381,338	427,335
4.50%, 03/20/2041	338,148	373,972
4.50%, 05/20/2041	168,216	186,037
4.50%, 06/20/2041	1,199,100	1,326,141
4.50%, 09/20/2041	400,124	442,517
4.50%, 09/20/2043	974,355	1,077,543
4.50%, 10/20/2043	1,872,515	2,070,920
4.50%, 12/20/2043	1,022,131	1,130,420
4.50%, 10/20/2045	11,526,083	12,682,967
4.50%, 01/20/2046	1,556,234	1,720,471
4.50%, 07/20/2046	821,726	908,327
4.50%, 09/20/2046	1,360,105	1,503,998
4.50%, 11/20/2046	2,308,695	2,547,953
4.50%, 03/20/2047	441,089	477,882
4.50%, 07/20/2047	4,392,415	4,753,960
4.50%, 08/20/2047	1,118,975	1,208,459
4.50%, 09/20/2047	5,744,448	6,186,879
4.50%, 01/20/2048	879,008	949,707
4.50%, 02/20/2048	4,140,180	4,413,695
4.50%, 03/20/2048	435,923	468,633
4.50%, 04/20/2048	379,489	407,039
4.50%, 04/20/2048	1,775,793	1,938,759
4.50%, 04/20/2048	2,577,808	2,794,707
4.50%, 04/20/2048	2,591,129	2,854,856
4.50%, 05/20/2048	1,580,373	1,698,379
4.50%, 05/20/2048	4,211,977	4,502,749
4.50%, 05/20/2048	4,470,394	4,931,058
4.50%, 09/20/2048	945,194	1,015,599
4.50%, 11/20/2049	8,250,418	9,005,634
5.00%, 10/20/2037	197,002	222,110
5.00%, 07/20/2040	114,480	129,214
5.00%, 06/20/2044	508,948	576,327
5.00%, 07/20/2044	444,666	503,548
5.00%, 08/20/2045	539,093	606,104

	Principal Amount	Value
5.00%, 09/20/2046	1,248,212	1,413,451
5.00%, 10/20/2047	224,713	245,548
5.00%, 11/20/2047	1,085,583	1,188,210
5.00%, 06/20/2048	1,691,693	1,849,047
5.00%, 07/20/2048	636,264	702,832
5.00%, 07/20/2048	3,244,475	3,516,811
5.00%, 02/20/2049	8,201,400	8,850,993
5.00%, 07/20/2049	515,125	572,594
5.00%, 08/20/2049	8,353,498	9,233,549
5.50%, 09/20/2039	80,693	93,501
6.00%, 03/20/2028	4,029	4,547
6.00%, 11/20/2033	3,112	3,644
6.00%, 09/20/2038	290,518	331,272
6.00%, 11/20/2038	1,408	1,565
6.00%, 08/20/2039	130,457	149,110
6.50%, 07/20/2029	47,027	53,620
7.00%, 08/20/2038	12,524	14,635
7.50%, 02/20/2028	814	902
7.50%, 09/20/2028	2,201	2,445
8.00%, 12/20/2025	296	321
8.00%, 06/20/2026	702	769
8.00%, 08/20/2026	535	595
8.00%, 09/20/2026	645	720
8.00%, 11/20/2026	571	641
8.00%, 10/20/2027	1,337	1,485
8.00%, 11/20/2027	1,263	1,399
8.00%, 12/20/2027	744	834
8.00%, 06/20/2028	432	436
8.00%, 08/20/2028	32	32
8.00%, 09/20/2028	216	217
8.50%, 03/20/2025	149	152
8.50%, 04/20/2025	584	608
8.50%, 05/20/2025	1,675	1,809
GMACM Mortgage Loan Trust 2005-AR3
3.11%, 06/19/2035, Series 2005-AR3, Class 3A4(4)	53,547	51,781
GS Mortgage Securities Corp. II
4.26%, 07/10/2051, Series 2018-GS10, Class A3(4)	28,521,000	31,294,254
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034, Series 2012-ALOH, Class A(3)	4,200,000	4,246,159
GS Mortgage Securities Corp. Trust 2021-RENT
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 11/21/2035, Series 2021-RENT, Class A(2)(3)	5,125,000	5,127,456
GS Mortgage Securities Trust 2006-GG8
1.27%, 11/10/2039, Series 2006-GG8, Class X(3)(4)	1,200,464	2,967
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045, Series 2012-GCJ9, Class A3	12,826,934	13,103,919
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046, Series 2013-GC13, Class A4(4)	5,880,000	6,139,790
GS Mortgage Securities Trust 2013-GC16
1.19%, 11/10/2046, Series 2013-GC16, Class XA(4)	15,886,288	315,966
GS Mortgage Securities Trust 2013-GCJ12

	Principal Amount	Value
3.14%, 06/10/2046, Series 2013-GC12, Class A4	1,260,000	1,310,468
GS Mortgage Securities Trust 2014-GC18
4.07%, 01/10/2047, Series 2014-GC18, Class A4	8,419,000	9,011,278
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047, Series 2014-GC26, Class A4	7,918,981	8,399,123
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048, Series 2015-GC28, Class A4	8,722,029	9,205,957
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049, Series 2016-GS4, Class A3	12,000,000	12,647,539
3.44%, 11/10/2049, Series 2016-GS4, Class A4(4)	1,317,000	1,443,033
GS Mortgage Securities Trust 2020-GC45
2.91%, 02/13/2053, Series 2020-GC45, Class A5	2,550,000	2,733,635
GSMPS Mortgage Loan Trust 2004-4
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034, Series 2004-4, Class 1AF(2)(3)	45,096	40,752
GSMPS Mortgage Loan Trust 2005-RP2
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035, Series 2005-RP2, Class 1AF(2)(3)	77,973	72,743
GSMPS Mortgage Loan Trust 2005-RP3
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035, Series 2005-RP3, Class 1AF(2)(3)	516,397	441,687
4.25%, 09/25/2035, Series 2005-RP3, Class 1AS(3)(4)	380,722	44,108
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033, Series 2003-3F, Class 4A3	7,084	7,326
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034, Series 2004-13F, Class 3A3	39,960	41,576
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034, Series 2004-6F, Class 2A4	41,621	43,238
6.50%, 05/25/2034, Series 2004-6F, Class 3A4	27,899	30,096
GSR Mortgage Loan Trust 2005-5F
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035, Series 2005-5F, Class 8A3(2)	13,832	13,387
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035, Series 2005-7F, Class 3A9	67,439	70,055
GSR Mortgage Loan Trust 2005-AR6
2.75%, 09/25/2035, Series 2005-AR6, Class 3A1(4)	4,278	4,246
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036, Series 2006-1F, Class 1A3	25,218	38,522
6.00%, 02/25/2036, Series 2006-1F, Class 2A4	234,797	169,276
Headlands Residential 2019-RPL1 LLC
3.97%, 06/25/2024, Series 2019-RPL1(1)(3)	9,000,000	9,034,568
Headlands Residential LLC
3.88%, 11/25/2024, Series 2017-RPL1, Class A(1)(3)	6,170,000	6,219,884
Home Re 2018-1 Ltd.
1.69% (1 Month LIBOR USD + 1.60%), 10/25/2028, Series 2018-1, Class M1(2)(3)	556,358	556,549
Home RE 2019-1 Ltd.
1.74% (1 Month LIBOR USD + 1.65%), 05/25/2029, Series 2019-1, Class M1(2)(3)	513,119	513,476
HomeBanc Mortgage Trust 2005-3
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap), 07/25/2035, Series 2005-3, Class A1(2)	47,392	47,442
Impac CMB Trust Series 2004-4
5.18%, 09/25/2034, Series 2004-4, Class 2A2(1)	7,292	7,586
Impac CMB Trust Series 2004-7
0.83% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 1A1(2)	553,898	559,429
Impac CMB Trust Series 2005-4

	Principal Amount	Value
0.69% (1 Month LIBOR USD + 0.30%, 0.60% Floor, 10.25% Cap), 05/25/2035, Series 2005-4, Class 2A1(2)	83,501	83,403
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033, Series 2003-2, Class A1	51,222	50,279
Impac Secured Assets Trust 2006-1
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 05/25/2036, Series 2006-1, Class 2A1(2)	67,321	67,105
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(3)	5,445,000	5,771,012
JP Morgan Alternative Loan Trust
3.17%, 03/25/2036, Series 2006-A1, Class 2A1(4)	20,733	19,888
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.22%, 08/12/2037, Series 2005-CB11, Class X1(3)(4)	862,442	165
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
7.69%, 06/12/2043, Series 2006-CB15, Class X1(4)	1,472,399	461
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051, Series 2007-LD12, Class X(4)	853,777	9
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046, Series 2013-LC11, Class A5	7,152,087	7,414,582
JP Morgan Chase Commercial Mortgage Securities Trust 2019-BKWD
1.07% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029, Series 2019-BKWD, Class A(2)(3)	9,200,000	9,211,778
JP Morgan Mortgage Trust 2004-A3
2.30%, 07/25/2034, Series 2004-A3, Class 4A1(4)	3,558	3,675
JP Morgan Mortgage Trust 2004-A4
2.53%, 09/25/2034, Series 2004-A4, Class 1A1(4)	13,708	13,502
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034, Series 2004-S1, Class 1A7	4,197	4,355
JP Morgan Mortgage Trust 2005-A1
2.70%, 02/25/2035, Series 2005-A1, Class 3A4(4)	51,149	50,595
JP Morgan Mortgage Trust 2005-A4
2.70%, 07/25/2035, Series 2005-A4, Class 1A1(4)	44,934	46,572
JP Morgan Mortgage Trust 2006-A2
2.47%, 08/25/2034, Series 2006-A2, Class 4A1(4)	288,735	303,138
2.51%, 11/25/2033, Series 2006-A2, Class 5A3(4)	146,861	148,320
JP Morgan Mortgage Trust 2006-A3
2.80%, 08/25/2034, Series 2006-A3, Class 6A1(4)	44,670	44,911
JP Morgan Mortgage Trust 2006-A7
3.09%, 01/25/2037, Series 2006-A7, Class 2A2(4)	38,742	36,217
3.09%, 01/25/2037, Series 2006-A7, Class 2A4R(4)	67,959	63,530
JP Morgan Mortgage Trust 2007-A1
2.58%, 07/25/2035, Series 2007-A1, Class 5A1(4)	35,367	36,127
2.58%, 07/25/2035, Series 2007-A1, Class 5A2(4)	539,491	551,097
JP Morgan Mortgage Trust 2007-A2
3.08%, 04/25/2037, Series 2007-A2, Class 2A3(4)	139,853	125,486
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047, Series 2013-C17, Class A3	2,138,291	2,217,564
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047, Series 2014-C19, Class A3	669,544	674,451
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047, Series 2014-C25, Class A4A1	7,391,436	7,848,495
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050, Series 2017-JP5, Class A4	12,460,000	13,548,296

	Principal Amount	Value
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050, Series 2017-JP7, Class A4	20,000,000	21,503,846
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036, Series 2013-GCP, Class A2(3)	1,027,000	1,149,202
LB-UBS Commercial Mortgage Trust 2007-C2
0.34%, 02/15/2040, Series 2007-C2, Class XW(4)	285,872	12
LCCM 2017-LC26
3.29%, 07/12/2050, Series 2017-LC26, Class A3(3)	20,300,000	21,617,032
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059, Series 2019-GS6, Class A1(1)(3)	818,783	821,169
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059, Series 2019-PR1, Class A1(1)(3)	14,851,484	14,934,836
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(1)(3)	5,203,279	5,240,705
Legacy Mortgage Asset Trust 2021-GS1
1.89%, 10/25/2066, Series 2021-GS1, Class A1(1)(3)	6,226,037	6,237,922
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(1)(3)	6,596,251	6,602,972
Lehman Mortgage Trust 2006-2
5.95%, 04/25/2036, Series 2006-2, Class 1A1(4)	43,033	36,346
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037, Series 2007-6, Class 1A8	14,620	14,457
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038, Series 2008-2, Class 1A6	253,890	135,945
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024, Series 2019-RTL3, Class A1(3)	9,210,000	9,288,230
LHOME Mortgage Trust 2021-RTL1
2.09%, 09/25/2026, Series 2021-RTL1, Class A1(3)(4)	4,790,000	4,782,562
MASTR Adjustable Rate Mortgages Trust 2004-13
2.70%, 04/21/2034, Series 2004-13, Class 2A1(4)	77,293	77,459
MASTR Adjustable Rate Mortgages Trust 2004-15
2.62%, 12/25/2034, Series 2004-15, Class 3A1(4)	8,891	8,726
MASTR Adjustable Rate Mortgages Trust 2004-3
2.26%, 04/25/2034, Series 2004-3, Class 4A2(4)	19,187	19,281
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033, Series 2003-9, Class 2A1	23,631	24,476
6.00%, 01/25/2034, Series 2003-9, Class 8A1	15,451	15,982
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2021, Series 2004-10, Class 1A1	747	748
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2025, Series 2004-13, Class 2A1	1,059	617
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034, Series 2004-3, Class 3A1	154,767	156,756
6.25%, 04/25/2034, Series 2004-3, Class 2A1	32,034	32,483
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034, Series 2004-6, Class 30PO	23,430	19,766
6.00%, 07/25/2034, Series 2004-6, Class 7A1	16,060	16,731
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034, Series 2004-7, Class 30PO	14,023	11,876
MASTR Alternative Loan Trust 2004-8

	Principal Amount	Value
5.50%, 09/25/2021, Series 2004-8, Class 6A1	291	303
MASTR Alternative Loan Trust 2005-6
5.50%, 12/25/2035, Series 2005-6, Class 3A1	13,614	13,003
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033, Series 2003-12, Class 30PO	1,703	1,542
5.00%, 12/25/2033, Series 2003-12, Class 6A1	8,041	8,104
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034, Series 2004-1, Class 30PO	1,337	1,112
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033, Series 2004-4, Class 1A6	27,549	28,418
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2021, Series 2004-6, Class 15PO	37	37
MASTR Reperforming Loan Trust 2005-2
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035, Series 2005-2, Class 1A1F(2)(3)	746,145	403,682
MASTR Reperforming Loan Trust 2006-2
4.23%, 05/25/2036, Series 2006-2, Class 1A1(3)(4)	85,570	78,918
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035, Series 2005-PO, Class 3PO(3)	15,041	11,268
Mello Warehouse Securitization Trust 2020-1
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2053, Series 2020-1, Class A(2)(3)	5,585,000	5,584,851
Mello Warehouse Securitization Trust 2021-1
0.81% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(2)(3)	8,500,000	8,499,999
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
1.26%, 06/25/2037, Series 2007-3, Class 1A3(4)	55,585	52,940
Merrill Lynch Mortgage Investors Trust Series 2003-A5
2.20%, 08/25/2033, Series 2003-A5, Class 2A6(4)	18,605	18,704
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
0.71% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.75% Cap), 10/25/2028, Series 2003-E, Class A1(2)	48,774	49,322
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
0.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.75% Cap), 10/25/2028, Series 2003-F, Class A1(2)	50,881	51,143
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
2.12%, 12/25/2034, Series 2004-1, Class 2A1(4)	50,885	51,722
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
0.55% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 11.75% Cap), 04/25/2029, Series 2004-A, Class A1(2)	19,859	19,718
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
0.76% (6 Month LIBOR USD + 0.60%, 0.60% Floor, 11.75% Cap), 07/25/2029, Series 2004-C, Class A2(2)	36,334	36,142
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
2.73%, 08/25/2034, Series 2004-A4, Class A2(4)	42,740	44,262
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
2.81%, 02/25/2035, Series 2005-A2, Class A1(4)	81,444	82,103
MFA 2021-RPL1 Trust
1.13%, 07/25/2060, Series 2021-RPL1, Class A1(3)(4)	15,365,731	15,315,938
MHC Commercial Mortgage Trust 2021-MHC
1.42% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 04/15/2038, Series 2021-MHC, Class C(2)(3)	11,300,000	11,310,646
Mill City Mortgage Loan Trust 2021-NMR1
1.13%, 11/25/2060, Series 2021-NMR1, Class A1(3)(4)	3,317,907	3,330,847
ML-CFC Commercial Mortgage Trust 2006-4
1.39%, 12/12/2049, Series 2006-4, Class XC(3)(4)	25,227	1
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045, Series 2012-C6, Class A4	6,874,059	7,014,131

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048, Series 2015-C20, Class A4	3,652,000	3,903,611
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050, Series 2015-C23, Class A3	17,606,533	18,978,883
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048, Series 2015-C24, Class A3	4,921,008	5,279,511
3.73%, 05/15/2048, Series 2015-C24, Class A4	6,507,000	7,120,006
Morgan Stanley Capital I Trust 2006-IQ12
0.29%, 12/15/2043, Series 2006-IQ12, Class X1(3)(4)	184,417	1
Morgan Stanley Capital I Trust 2007-IQ13
0.65%, 03/15/2044, Series 2007-IQ13, Class X(3)(4)	419,401	640
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049, Series 2016-UB11, Class A3	20,000,000	21,040,120
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4	2,552,000	2,939,642
Morgan Stanley Capital I Trust 2021-L5
2.73%, 05/15/2054, Series 2021-L5, Class A4	4,023,000	4,253,450
Morgan Stanley Mortgage Loan Trust 2004-3
5.64%, 04/25/2034, Series 2004-3, Class 4A(4)	120,742	127,801
Morgan Stanley Mortgage Loan Trust 2004-9
3.23%, 10/25/2021, Series 2004-9, Class 4A(4)	7,698	7,571
Mortgage Repurchase Agreement Financing Trust
0.58% (1 Month LIBOR USD + 0.50%), 03/10/2022, Series 2021-1, Class A2(2)(3)	13,800,000	13,801,994
Mortgage Repurchase Agreement Financing Trust Series 2020-4
1.43% (1 Month LIBOR USD + 1.35%), 04/23/2023, Series 2020-4, Class A1(2)(3)	1,605,000	1,605,769
1.43% (1 Month LIBOR USD + 1.35%), 04/23/2023, Series 2020-4, Class A2(2)(3)	3,110,000	3,111,490
Mortgage Repurchase Agreement Financing Trust Series 2020-5
1.08% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A1(2)(3)	4,890,000	4,893,050
1.08% (1 Month LIBOR USD + 1.00%), 08/10/2023, Series 2020-5, Class A2(2)(3)	10,000,000	10,006,238
MortgageIT Trust 2005-2
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 05/25/2035, Series 2005-2, Class 1A1(2)	345,022	346,986
MRA Issuance Trust 2020-7
1.69% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 12/11/2021, Series 2020-7, Class A(2)(3)	30,440,000	30,460,349
MRA Issuance Trust 2021-10
0.00% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 02/22/2023, Series 2021-10, Class A1X(2)(3)(5)(12)	13,860,000	13,860,000
MRA Issuance Trust 2021-9
1.29% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/15/2021, Series 2021-9, Class A1X(2)(3)(12)	9,000,000	8,976,150
MRA Issuance Trust 2021-EBO2
0.00%, 04/01/2022, Series 2021-EBO2(3)(4)(12)	14,100,000	14,100,000
MRA Issuance Trust 2021-EBO3
1.86% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 03/31/2023, Series 2021-EBO3, Class A1X(2)(3)(12)	11,810,000	11,810,000
2.86% (1 Month LIBOR USD + 2.75%, 2.75% Floor), 03/31/2023, Series 2021-EBO3, Class A2(2)(3)(12)	12,910,000	12,910,000
MRA Issuance Trust 2021-EBO5
1.84% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 02/16/2022, Series 2021-EBO5, Class A1X(2)(3)	16,400,000	16,406,937
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036, Series 2019-PARK, Class D(3)	6,108,000	6,154,049
2.72%, 12/15/2036, Series 2019-PARK, Class A(3)	9,990,000	10,407,599
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
0.55% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030, Series 2000-TBC2, Class A1(2)	115,416	115,848
MRFC Mortgage Pass-Through Trust Series 2000-TBC3

	Principal Amount	Value
0.51% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030, Series 2000-TBC3, Class A1(2)	29,619	29,019
MSG III Securitization Trust 2021-1
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2054, Series 2021-1, Class A(2)(3)	9,535,000	9,533,246
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 06/25/2054, Series 2021-1, Class B(2)(3)	1,480,000	1,479,728
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 06/25/2054, Series 2021-1, Class C(2)(3)	1,255,000	1,254,759
1.39% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/25/2054, Series 2021-1, Class D(2)(3)	520,000	519,896
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034, Series 2004-R2, Class A1(3)(4)	42,874	42,393
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057, Series 2017-2A, Class A3(3)(4)	2,268,362	2,421,607
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057, Series 2017-3A, Class A1(3)(4)	3,844,346	4,114,479
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057, Series 2017-4A, Class A1(3)(4)	2,378,902	2,532,259
New Residential Mortgage Loan Trust 2020-RPL2
3.58%, 08/25/2025, Series 2020-RPL2, Class A1(3)(4)	316,219	322,095
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
5.50%, 05/25/2033, Series 2003-A1, Class A1	2,308	2,366
6.00%, 05/25/2033, Series 2003-A1, Class A2	8,884	8,964
7.00%, 04/25/2033, Series 2003-A1, Class A5	7,930	8,132
Oaktown Re II Ltd.
1.64% (1 Month LIBOR USD + 1.55%), 07/25/2028, Series 2018-1A, Class M1(2)(3)	547,366	547,495
Oaktown Re III Ltd.
1.49% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029, Series 2019-1A, Class M1A(2)(3)	145,680	145,722
PMT Credit Risk Transfer Trust 2020-2R
3.91% (1 Month LIBOR USD + 3.82%, 3.82% Floor), 12/25/2022, Series 2020-2R, Class A(2)(3)	9,472,322	9,600,047
PMT Credit Risk Transfer Trust 2021-1R
3.01% (1 Month LIBOR USD + 2.90%, 2.90% Floor), 02/27/2024, Series 2021-1R, Class A(2)(3)	17,998,605	18,163,474
Pretium Mortgage Credit Partners I 2021-NPL1 LLC
2.24%, 09/27/2060, Series 2021-NPL1, Class A1(1)(3)	11,884,426	11,881,800
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034, Series 2004-CL1, Class 1A1	40,925	41,519
Provident Funding Mortgage Warehouse Securitization Trust 2021-1
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 02/25/2055, Series 2021-1, Class A(2)(3)	11,710,000	11,673,603
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(1)(3)	2,242,609	2,254,516
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(1)(3)	2,240,714	2,255,571
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(3)(4)	8,936,739	8,952,884
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(3)(4)	9,675,843	9,693,056
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(1)(3)	2,619,156	2,632,011
PRPM 2021-5 LLC
1.79%, 06/25/2026, Series 2021-5, Class A1(1)(3)	3,000,000	3,000,521
Radnor Re 2018-1 Ltd.
1.49% (1 Month LIBOR USD + 1.40%), 03/25/2028, Series 2018-1, Class M1(2)(3)	191,943	191,984
Radnor RE 2020-1 Ltd.
1.04% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 01/25/2030, Series 2020-1, Class M1A(2)(3)	1,100,000	1,100,116

	Principal Amount	Value
RALI Series 2002-QS16 Trust
16.43% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049, Series 2002-QS16, Class A3(2)(5)	102	80
RALI Series 2003-QS14 Trust
5.00%, 07/25/2021, Series 2003-QS14, Class A1	995	988
RALI Series 2003-QS9 Trust
0.00% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049, Series 2003-QS9, Class A3(2)(5)(10)	712	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023, Series 2004-QS6, Class A1	956	900
RALI Series 2005-QA6 Trust
3.60%, 05/25/2035, Series 2005-QA6, Class A32(4)	85,998	58,363
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037, Series 2007-QS1, Class 1A1	11,816	11,512
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031, Series 2013-SMV, Class A(3)	512,000	523,886
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036, Series 2009-1, Class 1A1(3)(4)	38,959	39,322
RBSSP Resecuritization Trust 2009-12
5.21%, 11/25/2033, Series 2009-12, Class 1A1(3)(4)	25,708	25,642
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025, Series 2020-1, Class A1(1)(3)	10,221,948	10,303,826
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035, Series 2005-R1, Class 2APO(3)	5,602	3,859
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021, Series 2003-A8, Class A5	1,399	1,356
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034, Series 2004-A7, Class A6	1,356,699	1,400,526
Residential Asset Securitization Trust 2005-A2
4.96% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035, Series 2005-A2, Class A4(2)(5)	537,336	96,703
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036, Series 2006-A4, Class 2A5	43,432	42,474
RFMSI Series 2005-SA4 Trust
2.80%, 09/25/2035, Series 2005-SA4, Class 1A1(4)	18,061	16,207
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057, Series 2017-4, Class MT	3,371,407	3,675,947
Seasoned Credit Risk Transfer Trust Series 2018-1
3.50%, 05/25/2057, Series 2018-1, Class M60C	14,350,074	15,276,993
Seasoned Credit Risk Transfer Trust Series 2018-4
3.50%, 03/25/2058, Series 2018-4, Class MZ	8,781,428	10,178,836
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058, Series 2019-1, Class MT	8,816,315	9,613,444
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058, Series 2019-3, Class MB	3,880,000	4,428,173
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059, Series 2019-4, Class M55D	6,346,641	6,974,484
Seasoned Credit Risk Transfer Trust Series 2020-1
3.00%, 08/25/2059, Series 2020-1, Class M55G	7,462,455	7,900,437
Seasoned Credit Risk Transfer Trust Series 2020-3
2.00%, 05/25/2060, Series 2020-3, Class MT	6,524,182	6,599,997
3.00%, 05/25/2060, Series 2020-3, Class M5TW	8,250,331	8,754,208
Sequoia Mortgage Trust 2004-10

	Principal Amount	Value
0.71% (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.50% Cap), 11/20/2034, Series 2004-10, Class A1A(2)	30,679	30,312
Sequoia Mortgage Trust 2004-11
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.50% Cap), 12/20/2034, Series 2004-11, Class A1(2)	82,228	84,257
Sequoia Mortgage Trust 2004-12
0.48% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035, Series 2004-12, Class A3(2)	76,490	74,144
Sequoia Mortgage Trust 2004-8
0.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A1(2)	494,837	490,352
0.94% (6 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap), 09/20/2034, Series 2004-8, Class A2(2)	87,148	88,599
Series RR 2014-1 Trust
0.00%, 05/25/2047, Series 2014-1, Class A(3)	1,603,000	1,503,637
SLG Office Trust 2021-OVA
2.59%, 07/15/2041, Series 2021-OVA, Class A(3)	11,326,000	11,797,602
Station Place Securitization Trust 2021-WL1
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 01/26/2054, Series 2021-WL1, Class A(2)(3)	11,000,000	11,005,891
Station Place Securitization Trust Series 2021-4
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/11/2022, Series 2021-4, Class A(2)(3)(12)	13,100,000	13,100,000
Station Place Securitization Trust Series 2021-8
0.90% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/20/2022, Series 2021-8, Class A(2)(3)	11,010,000	11,014,955
Structured Asset Mortgage Investments II Trust 2004-AR5
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.00% Cap), 10/19/2034, Series 2004-AR5, Class 1A1(2)	89,570	88,014
Structured Asset Mortgage Investments II Trust 2005-AR5
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/19/2035, Series 2005-AR5, Class A3(2)	289,847	293,728
Structured Asset Mortgage Investments Trust 2003-CL1
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032, Series 2003-CL1, Class 1F1(2)	188,888	186,491
Structured Asset Securities Corp.
0.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035, Series 2005-RF3, Class 1A(2)(3)	58,842	52,513
2.24%, 12/25/2033, Series 2003-37A, Class 2A(4)	100,969	101,189
2.68%, 12/25/2033, Series 2003-37A, Class 8A2(4)	966,929	982,542
5.15%, 02/25/2034, Series 2004-4XS, Class 1A5(1)	143,062	145,729
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
2.74%, 11/25/2033, Series 2003-34A, Class 3A3(4)	16,519	16,793
Thornburg Mortgage Securities Trust 2003-4
0.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 11.50% Cap), 09/25/2043, Series 2003-4, Class A1(2)	347,456	353,727
Thornburg Mortgage Securities Trust 2003-5
2.23%, 10/25/2043, Series 2003-5, Class 3A(4)	1,667,642	1,680,314
Thornburg Mortgage Securities Trust 2004-4
1.94%, 12/25/2044, Series 2004-4, Class 3A(4)	156,043	155,914
Thornburg Mortgage Securities Trust 2005-1
2.18%, 04/25/2045, Series 2005-1, Class A3(4)	403,842	410,722
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022, Series 2019-2, Class A1(1)	6,665,000	6,747,103
Towd Point Mortgage Trust 2021-R1
2.92%, 11/30/2060, Series 2021-R1, Class A1(3)(4)	14,843,822	15,191,761
UBS Commercial Mortgage Trust 2012-C1
2.24%, 05/10/2045, Series 2012-C1, Class XA(3)(4)	1,256,633	8,310
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050, Series 2017-C2, Class ASB	10,114,000	10,844,427
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050, Series 2017-C5, Class A4	21,500,000	23,046,392

	Principal Amount	Value
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051, Series 2018-C9, Class A3	9,650,000	10,641,681
UBS-BAMLL Trust
3.66%, 06/10/2030, Series 2012-WRM, Class A(3)	1,787,000	1,799,244
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.44%, 05/10/2063, Series 2012-C2, Class XA(3)(4)	4,990,512	45,639
3.53%, 05/10/2063, Series 2012-C2, Class A4	1,073,000	1,094,994
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046, Series 2013-C6, Class A4	271,000	280,518
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023, Series 1993-1, Class ZB	51,367	53,506
Vendee Mortgage Trust 1994-1
5.14%, 02/15/2024, Series 1994-1, Class 1(4)	22,277	23,242
6.50%, 02/15/2024, Series 1994-1, Class 2ZB	67,591	71,559
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026, Series 1996-1, Class 1Z	57,735	64,583
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026, Series 1996-2, Class 1Z	25,835	28,785
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027, Series 1997-1, Class 2Z	88,279	99,193
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028, Series 1998-1, Class 2E	59,240	65,684
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030, Series 2012-6AVE, Class A(3)	2,283,000	2,345,174
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(1)(3)	7,777,377	7,777,838
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(1)(3)	15,379,286	15,361,691
VOLT XCIV LLC
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(1)(3)	14,939,296	14,953,972
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.00%, 03/15/2045, Series 2006-C24, Class XC(3)(4)	335,600	3
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
2.81%, 10/25/2033, Series 2003-AR11, Class A6(4)	125,544	126,948
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
2.66%, 08/25/2033, Series 2003-AR7, Class A7(4)	41,452	42,389
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
2.75%, 09/25/2033, Series 2003-AR9, Class 1A6(4)	232,838	236,822
2.79%, 09/25/2033, Series 2003-AR9, Class 2A(4)	33,387	33,290
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033, Series 2003-S1, Class A5	42,522	43,669
WaMu Mortgage Pass-Through Certificates Series 2003-S4
17.21% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033, Series 2003-S4, Class 2A10(2)(5)	13,269	15,745
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033, Series 2003-S9, Class P	2,807	2,474
5.25%, 10/25/2033, Series 2003-S9, Class A8	175,753	179,974
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
2.79%, 01/25/2035, Series 2004-AR14, Class A1(4)	1,377,445	1,395,698
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
2.58%, 06/25/2034, Series 2004-AR3, Class A2(4)	68,725	70,616

	Principal Amount	Value
2.58%, 06/25/2034, Series 2004-AR3, Class A1(4)	1,219,637	1,256,078
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034, Series 2004-CB2, Class 3A	504,117	546,115
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034, Series 2004-CB3, Class 2A	1,534,434	1,597,702
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033, Series 2004-RS2, Class A4	23,928	24,573
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034, Series 2004-S2, Class 2A4	141,360	145,263
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034, Series 2004-S3, Class 1A5	12,419	12,529
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.08%, 09/25/2036, Series 2006-AR10, Class 2P(4)	6,036	5,087
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.08%, 08/25/2046, Series 2006-AR8, Class 1A2(4)	36,696	36,486
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035, Series 2005-1, Class CP	6,663	5,279
5.50%, 03/25/2035, Series 2005-1, Class 1A1	61,729	62,708
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
4.91% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035, Series 2005-2, Class 2A3(2)(5)	131,214	18,626
4.96% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035, Series 2005-2, Class 1A4(2)(5)	469,890	61,801
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035, Series 2005-4, Class CX	166,020	28,302
5.50%, 06/25/2035, Series 2005-4, Class CB7	164,176	165,341
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035, Series 2005-6, Class 2A4	26,713	26,450
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036, Series 2006-1, Class 3A2	13,416	12,889
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033, Series 2003-MS7, Class P	65	57
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033, Series 2003-1, Class APO	3,743	3,218
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037, Series 2007-PA3, Class 1A2	14,677	14,654
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048, Series 2015-C26, Class ASB	6,864,173	7,133,527
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048, Series 2015-C29, Class A3	9,481,249	10,237,324
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058, Series 2015-C30, Class A4	729,000	797,747
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048, Series 2015-C31, Class A4	3,280,000	3,602,418
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058, Series 2015-NXS2, Class A4	15,000,000	16,013,343
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048, Series 2015-P2, Class A4	7,272,631	8,032,537
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049, Series 2016-C34, Class A4	3,698,000	3,888,467
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049, Series 2016-NXS6, Class A3	20,000,000	21,104,988

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050, Series 2017-C38, Class A4	13,800,000	14,987,144
Wells Fargo Commercial Mortgage Trust 2017-RC1
3.63%, 01/15/2060, Series 2017-RC1, Class A4	10,000,000	11,059,275
Wells Fargo Commercial Mortgage Trust 2018-C47
4.44%, 09/15/2061, Series 2018-C47, Class A4	8,850,000	10,347,125
Wells Fargo Commercial Mortgage Trust 2019-C54
3.15%, 12/15/2052, Series 2019-C54, Class A4	3,079,000	3,349,937
Wells Fargo Commercial Mortgage Trust 2020-C57
1.86%, 08/15/2053, Series 2020-C57, Class A3	19,500,000	19,327,002
2.12%, 08/15/2053, Series 2020-C57, Class A4	1,003,000	1,011,176
Wells Fargo Commercial Mortgage Trust 2020-C58
1.81%, 07/15/2053, Series 2020-C58, Class A3	23,000,000	22,733,011
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.22% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 02/15/2040, Series 2021-SAVE, Class A(2)(3)	4,981,440	5,001,975
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037, Series 2007-7, Class A7	9,728	9,689
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045, Series 2012-C6, Class A4	4,093,147	4,103,321
WFRBS Commercial Mortgage Trust 2013-C11
4.38%, 03/15/2045, Series 2013-C11, Class D(3)(4)	300,000	294,754
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046, Series 2013-C14, Class A5	229,750	240,657
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047, Series 2014-C21, Class A5	7,000,000	7,547,564
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057, Series 2014-C23, Class ASB	2,324,782	2,435,559
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047, Series 2014-C25, Class A5	3,846,000	4,161,189
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047, Series 2014-LC14, Class A4	9,613,677	10,168,960

Total Mortgage-Backed Obligations (Cost: $5,998,977,697)		6,172,024,956

Total Bonds & Notes (Cost: $16,781,937,887)		17,400,124,810

	Shares	Value
PREFERRED STOCKS – 0.01%
Financials – 0.01%
State Street Corp., 5.35%	95,000	2,858,550

Total Financials		2,858,550

Total Preferred Stocks (Cost: $2,375,000)		2,858,550

SHORT-TERM INVESTMENTS – 6.76%
Money Market Funds – 5.92%
Fidelity Institutional Money Market Government Fund—Class I, 0.01%(11)	1,058,986,391	1,058,986,391

Total Money Market Funds (Cost: $1,058,986,391)		1,058,986,391

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 12/02/2021(7)	$2,250,000	2,249,502

Total U.S. Treasury Bills (Cost: $2,249,027)		2,249,502

Time Deposits – 0.83%
Citibank, New York, 0.01% due 07/01/2021	98,971,621	98,971,621
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021	49,187,729	49,187,729

Total Time Deposits (Cost: $148,159,350)		148,159,350

Total Short-Term Investments (Cost: $1,209,394,768)		1,209,395,243

TOTAL INVESTMENTS IN SECURITIES – 104.03% (Cost: $17,993,707,655)		18,612,378,603

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.03)%		(721,527,960)

TOTAL NET ASSETS – 100.00%		$17,890,850,643

Percentages are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $3,751,105,881, which represents 20.97% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2021.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Security in default as of June 30, 2021. The value of these securities totals $416,175, which represents 0.00% of total net assets.
(7)	Assigned as collateral for certain futures contracts. The value of these pledged issues totals $41,173,639, which represents 0.23% of total net assets.
(8)	Inflation protected security. The value of these securities totals $6,588,525, which represents 0.04% of total net assets.
(9)	Delayed delivery purchase commitment security. The value of these securities totals $708,095,485, which represents 3.96% of total net assets.
(10)	Amount calculated is less than $0.5.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $162,009,009, which represents 0.91% of total net assets.
(13)	Security that is restricted at June 30, 2021. The value of the restricted securities totals $34,684,108, which represents 0.19% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,761	U.S. 2 Year Note Future	J.P. Morgan	Sep. 2021	$388,553,968	$387,984,069	$(569,899)
1,887	U.S. 5 Year Note Future	J.P. Morgan	Sep. 2021	233,636,873	232,911,821	(725,052)
1,135	U.S. Long Bond Future	J.P. Morgan	Sep. 2021	177,733,278	182,451,250	4,717,972
1,584	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2021	292,875,101	305,217,000	12,341,899

						15,764,920

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(72)	U.S. 10 Year Note Future	J.P. Morgan	Sep. 2021	$(9,523,407)	$(9,540,000)	$(16,593)
(487)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Sep. 2021	(70,319,414)	(71,687,922)	(1,368,508)

						(1,385,101)

						$14,379,819

Bridge Builder Core Plus Bond Fund

Schedule of Investments

June 30, 2021

	Principal Amount		Value
BONDS & NOTES – 93.06%
Asset-Backed Obligations – 9.36%
ABFC 2005-WMC1 Trust
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 06/25/2035, Series 2005-WMC1, Class M3(1)		$6,613,901	$6,535,337
ABFC 2007-NC1 Trust
0.39% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037, Series 2007-NC1, Class A2(1)(2)		5,753,059	5,528,605
Accredited Mortgage Loan Trust 2003-2
0.79% (1 Month LIBOR USD + 0.35%, 0.70% Floor, 13.00% Cap), 10/25/2033, Series 2003-2, Class A2(1)		985,710	981,426
Accredited Mortgage Loan Trust 2006-2
0.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036, Series 2006-2, Class A4(1)		368,027	362,319
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 11/25/2034, Series 2004-HE3, Class M1(1)		6,220,476	6,227,013
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
0.80% (1 Month LIBOR USD + 0.71%, 0.71% Floor), 05/25/2035, Series 2005-HE3, Class M3(1)		6,186,265	6,164,304
Adams Outdoor Advertising LP
5.65%, 11/15/2048, Series 2018-1, Class B(2)		1,475,000	1,529,502
Aegis Asset Backed Securities Trust 2005-5
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 12/25/2035, Series 2005-5, Class 2A(1)		456,064	456,107
Aimco CLO 11 Ltd.
1.56% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 10/15/2031, Series 2020-11A, Class A1(1)(2)		2,900,000	2,904,628
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059, Series 2019-F, Class A1(2)(3)		19,548,016	19,734,617
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022, Series 2018-2, Class A3		385,493	386,307
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024, Series 2019-2, Class A3		8,536,163	8,621,629
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%), 01/15/2031, Series 2A, Class ARR(1)(2)	EUR	23,695,722	27,995,040
Ambac LSNI LLC
6.00% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)		$4,161,208	4,161,208
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025, Series 2019-3, Class D(2)		3,810,000	3,905,735
American Credit Acceptance Receivables Trust 2020-3
2.40%, 06/15/2026, Series 2020-3, Class D(2)		105,000	108,183
American Credit Acceptance Receivables Trust 2020-4
1.77%, 12/14/2026, Series 2020-4, Class D(2)		2,785,000	2,826,360
American Express Credit Account Master Trust
2.87%, 10/15/2024, Series 2019-1, Class A		805,000	820,244
3.18%, 04/15/2024, Series 2018-8, Class A		2,420,000	2,435,180
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036, Series 2014-SFR2, Class E(2)		515,000	565,474
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052, Series 2015-SFR1, Class E(2)		6,400,000	7,006,969
5.89%, 04/17/2052, Series 2015-SFR1, Class F(2)		2,378,000	2,609,177
Americredit Automobile Receivables Trust 2018-2
4.01%, 07/18/2024, Series 2018-2, Class D		2,940,000	3,079,740
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024, Series 2018-3, Class D		4,310,000	4,539,956
AmeriCredit Automobile Receivables Trust 2019-3
2.58%, 09/18/2025, Series 2019-3, Class D		1,330,000	1,381,931

	Principal Amount		Value
AmeriCredit Automobile Receivables Trust 2020-1
1.59%, 10/20/2025, Series 2020-1, Class C		5,410,000	5,501,935
1.80%, 12/18/2025, Series 2020-1, Class D		8,440,000	8,615,034
AmeriCredit Automobile Receivables Trust 2020-2
2.13%, 03/18/2026, Series 2020-2, Class D		5,720,000	5,865,501
AmeriCredit Automobile Receivables Trust 2020-3
1.49%, 09/18/2026, Series 2020-3, Class D		7,135,000	7,192,421
AmeriCredit Automobile Receivables Trust 2021-1
0.89%, 10/19/2026, Series 2021-1, Class C		4,735,000	4,727,299
1.21%, 12/18/2026, Series 2021-1, Class D		5,425,000	5,409,361
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 07/25/2035, Series 2005-R5, Class M3(1)		1,578,962	1,579,447
Ammc Clo 19 Ltd.
1.32% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028, Series 2016-19A, Class AR(1)(2)		5,727,547	5,733,166
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049, Series 2019-1A, Class A2I(2)		6,689,450	6,856,218
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
1.22% (1 Month LIBOR USD + 1.15%), 05/15/2037, Series 2019-FL1, Class A(1)(2)		5,000,000	5,001,560
Ares European CLO
0.66% (3 Month EURIBOR + 0.66%), 10/15/2030, Series 7A, Class A1RR(1)(2)	EUR	26,500,000	31,279,560
Ares LIX CLO Ltd.
1.21% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 04/25/2034, Series 2021-59A, Class A(1)(2)		$6,590,000	6,588,287
1.58% (3 Month LIBOR USD + 1.40%, 1.40% Floor), 04/25/2034, Series 2021-59A, Class B1(1)(2)		4,500,000	4,497,673
Ares LVII CLO Ltd.
1.50% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/25/2031, Series 2020-57A, Class A(1)(2)		7,630,000	7,634,577
Ares LVIII CLO Ltd.
1.46% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 01/15/2033, Series 2020-58A, Class A(1)(2)		3,170,000	3,169,195
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
0.26% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036, Series 2006-HE3, Class A4(1)		6,537	6,536
Aurium CLO III DAC
0.67% (3 Month EURIBOR + 0.67%), 04/16/2030, Series 3A, Class AR(1)(2)	EUR	900,000	1,068,039
Avis Budget Rental Car Funding AESOP LLC
2.02%, 02/20/2027, Series 2020-2A, Class A(2)		$9,740,000	10,029,461
2.33%, 08/20/2026, Series 2020-1A, Class A(2)		2,585,000	2,693,929
2.36%, 03/20/2026, Series 2019-3A, Class A(2)		11,675,000	12,215,314
2.68%, 08/20/2026, Series 2020-1A, Class B(2)		1,410,000	1,464,870
3.35%, 09/22/2025, Series 2019-2A, Class A(2)		1,245,000	1,335,228
Bain Capital Credit CLO 2017-2 Ltd.
1.43% (3 Month LIBOR USD + 1.25%), 07/25/2030, Series 2017-2A, Class AR(1)(2)		2,498,890	2,498,265
Bain Capital Euro 2018-2 DAC
0.74% (3 Month EURIBOR + 0.74%), 01/20/2032, Series 2018-2A, Class AR(1)(2)	EUR	24,900,000	29,367,746
Ballyrock CLO 15 Ltd.
1.23% (3 Month LIBOR USD + 1.06%, 1.06% Floor), 04/15/2034, Series 2021-1A, Class A1(1)(2)		$10,050,000	10,047,407
Barings CLO Ltd. 2013-I
0.99% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028, Series 2013-IA, Class AR(1)(2)		4,576,730	4,579,170
Barings CLO Ltd. 2016-II
1.27% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028, Series 2016-2A, Class AR(1)(2)		2,880,399	2,880,808
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057, Series 2017-RT1, Class A1(2)(4)		82,869	84,061

	Principal Amount	Value
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057, Series 2017-RT2, Class A(2)(4)	632,061	632,775
Bayview Opportunity Master Fund IVb Trust 2017-SPL4
4.75%, 01/28/2055, Series 2017-SPL4, Class B2(2)(4)	655,000	700,656
Bayview Opportunity Master Fund IVb Trust 2019-RN4
3.28%, 10/28/2034, Series 2019-RN4, Class A1(2)(3)	221,507	222,301
Bayview Opportunity Master Fund V Trust 2020-RN3
3.23%, 09/25/2035, Series 2020-RN3, Class A1(2)(3)	1,563,845	1,580,756
BCMSC Trust 1999-B
6.61%, 12/15/2029, Series 1999-B, Class A1B(4)	3,594,315	721,657
Bear Stearns Asset Backed Securities I Trust 2005-EC1
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 11/25/2035, Series 2005-EC1, Class M3(1)	11,482,281	11,456,587
Bear Stearns Asset Backed Securities I Trust 2007-HE2
0.25% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037, Series 2007-HE2, Class 2A3(1)	8,576,475	8,475,846
Benefit Street Partners CLO IV Ltd.
1.74% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/20/2032, Series 2014-IVA, Class A2AR(1)(2)	9,595,000	9,590,174
Benefit Street Partners CLO X Ltd.
1.40% (3 Month LIBOR USD + 1.21%, 1.21% Floor), 04/20/2034, Series 2016-10A, Class A1RR(1)(2)	12,795,000	12,791,776
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041, Series 2016-1A, Class A(2)(3)	1,078,698	1,076,469
BlueMountain CLO 2012-2 Ltd.
1.21% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 11/20/2028, Series 2012-2A, Class AR2(1)(2)	5,547,601	5,553,098
BlueMountain CLO 2013-1 Ltd.
1.42% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029, Series 2013-1A, Class A1R2(1)(2)	2,456,589	2,461,055
BlueMountain CLO 2015-2 Ltd.
1.12% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027, Series 2015-2A, Class A1R(1)(2)	1,711,018	1,711,896
1.69% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027, Series 2015-2A, Class BR(1)(2)	490,397	493,247
BMW Vehicle Owner Trust 2018-A
2.51%, 06/25/2024, Series 2018-A, Class A4	2,636,602	2,656,343
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033, Series 2019-A, Class A(2)	1,943,571	2,037,924
Brex Commercial Charge Card Master Trust
2.09%, 07/15/2024, Series 2021-1, Class A(2)	3,335,000	3,356,259
BSPRT 2018-FL4 Issuer Ltd.
1.12% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 09/15/2035, Series 2018-FL4, Class A(1)(2)	8,810,616	8,810,616
Business Jet Securities 2021-1 LLC
2.16%, 04/15/2036, Series 2021-1A, Class A(2)	3,478,577	3,505,316
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023, Series 2017-1, Class C	1,300,000	1,301,853
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025, Series 2018-1, Class D	2,050,000	2,122,979
Capital One Multi-Asset Execution Trust
2.43%, 01/15/2025, Series 2017-A3, Class A3	8,440,000	8,574,139
2.84%, 12/15/2024, Series 2019-A1, Class A1	1,290,000	1,311,692
Capitalsource Real Estate Loan Trust
0.58% (3 Month LIBOR USD + 0.39%), 01/20/2037, Series 2006-1A, Class B(1)(2)	83,954	83,859
0.84% (3 Month LIBOR USD + 0.65%), 01/20/2037, Series 2006-1A, Class C(1)(2)	3,400,000	3,112,754
0.94% (3 Month LIBOR USD + 0.75%), 01/20/2037, Series 2006-1A, Class D(1)(2)	1,200,000	1,011,596
1.04% (3 Month LIBOR USD + 0.85%), 01/20/2037, Series 2006-1A, Class E(1)(2)	700,000	413,102
Carlyle Euro CLO 2019-2 DAC

	Principal Amount		Value
1.11% (3 Month EURIBOR + 1.11%), 08/15/2032, Series 2019-2A, Class A1A(1)(2)	EUR	2,000,000	2,369,321
Carlyle Global Market Strategies CLO 2015-3 Ltd.
1.18% (3 Month LIBOR USD + 1.00%), 07/28/2028, Series 2015-3A, Class A1R(1)(2)		$5,659,274	5,661,452
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025, Series 2019-2, Class D		2,055,000	2,143,354
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026, Series 2019-3, Class D		1,120,000	1,160,598
Carmax Auto Owner Trust 2020-1
2.64%, 07/15/2026, Series 2020-1, Class D		2,622,000	2,704,737
CarMax Auto Owner Trust 2020-3
2.53%, 01/15/2027, Series 2020-3, Class D		1,510,000	1,558,253
CarMax Auto Owner Trust 2020-4
1.75%, 04/15/2027, Series 2020-4, Class D		1,875,000	1,896,542
Carmax Auto Owner Trust 2021-1
1.28%, 07/15/2027, Series 2021-1, Class D		825,000	820,171
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042, Series 2017-1, Class A		652,320	651,850
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043, Series 2018-1, Class A(2)		4,975,081	4,956,842
CBAM 2017-3 Ltd.
1.42% (3 Month LIBOR USD + 1.23%), 10/17/2029, Series 2017-3A, Class A(1)(2)		8,900,000	8,897,775
CBAM 2019-9 Ltd.
1.46% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030, Series 2019-9A, Class A(1)(2)		12,395,000	12,403,205
Centex Home Equity Loan Trust 2005-B
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 03/25/2035, Series 2005-B, Class M2(1)		5,182,714	5,167,434
Centex Home Equity Loan Trust 2005-D
1.05% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 10/25/2035, Series 2005-D, Class M5(1)		2,131,000	2,128,812
CHEC Loan Trust 2004-2
1.05% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 06/25/2034, Series 2004-2, Class M1(1)		1,094,779	1,096,444
CIFC Funding 2015-IV Ltd.
1.18% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 04/20/2034, Series 2015-4A, Class A1A2(1)(2)		19,600,000	19,619,698
CIFC Funding 2015-V Ltd.
1.04% (3 Month LIBOR USD + 0.86%), 10/25/2027, Series 2015-5A, Class A1R(1)(2)		2,520,988	2,513,289
CIFC Funding 2020-III Ltd.
1.54% (3 Month LIBOR USD + 1.35%, 1.35% Floor), 10/20/2031, Series 2020-3A, Class A1(1)(2)		5,945,000	5,949,839
Citibank Credit Card Issuance Trust
2.19%, 11/20/2023, Series 2016-A2, Class A2		3,010,000	3,033,358
Citigroup Mortgage Loan Trust 2007-AHL1
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036, Series 2007-AHL1, Class A2B(1)		1,216,909	1,210,828
Citigroup Mortgage Loan Trust, Inc.
0.72% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 02/25/2035, Series 2005-OPT1, Class M1(1)		2,227,635	2,180,686
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2035, Series 2005-HE3, Class M4(1)		7,900,000	7,715,260
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2035, Series 2005-HE4, Class M4(1)		14,327,000	13,702,422
CLI Funding VI LLC
2.07%, 10/18/2045, Series 2020-3A, Class A(2)		4,228,021	4,261,078
CLI Funding VIII LLC
1.64%, 02/18/2046, Series 2021-1A, Class A(2)		4,379,971	4,341,684
College Ave Student Loans 2021-A LLC
2.92%, 07/25/2051, Series 2021-A, Class C(2)		480,000	489,347

	Principal Amount	Value
College Avenue Student Loans 2018-A LLC
1.29% (1 Month LIBOR USD + 1.20%), 12/26/2047, Series 2018-A, Class A1(1)(2)	1,697,222	1,708,299
4.13%, 12/26/2047, Series 2018-A, Class A2(2)	2,314,394	2,436,791
College Avenue Student Loans LLC
1.74% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046, Series 2017-A, Class A1(1)(2)	3,196,790	3,256,732
Commonbond Student Loan Trust 2020-1
1.69%, 10/25/2051, Series 2020-1, Class A(2)	3,063,719	3,060,875
Conseco Finance Securitizations Corp.
7.97%, 05/01/2032, Series 2000-4, Class A5	733,953	212,548
8.06%, 09/01/2029, Series 2000-1, Class A5(4)	13,032,095	4,053,301
8.31%, 05/01/2032, Series 2000-4, Class A6(4)	8,504,715	2,567,974
Conseco Financial Corp.
7.70%, 05/15/2027(4)	4,877,095	4,780,394
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051, Series 2018-1, Class A(2)	897,475	933,009
CoreVest American Finance 2018-2 Trust
4.03%, 11/15/2052, Series 2018-2, Class A(2)	18,470,606	19,408,484
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052, Series 2019-3, Class A(2)	2,184,765	2,286,282
3.16%, 10/15/2052, Series 2019-3, Class B(2)	1,470,000	1,562,822
Corevest American Finance 2021-1 Trust
2.80%, 04/15/2053, Series 2021-1, Class C(2)	1,525,000	1,550,531
Countrywide Asset-Backed Certificates
0.27% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047, Series 2007-10, Class 1A1(1)	33,653,448	32,086,621
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 08/25/2037, Series 2007-2, Class 2A4(1)	25,730,000	24,042,781
0.31% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 05/25/2047, Series 2006-22, Class 2A4(1)	10,860,853	10,459,252
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036, Series 2007-9, Class 2A4(1)	990,000	958,366
0.34% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 01/25/2046, Series 2006-8, Class 2A4(1)	22,393,946	21,592,104
0.38% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 06/25/2037, Series 2007-BC2, Class 2A4(1)	8,265,343	8,110,210
0.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 03/25/2037, Series 2006-BC5, Class 2A3(1)	902,353	901,285
0.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 03/25/2036, Series 2005-AB4, Class 1A(1)	2,299,947	2,226,017
0.68% (1 Month LIBOR USD + 0.59%, 0.59% Floor), 04/25/2036, Series 2006-BC1, Class M3(1)	1,000,000	887,376
0.72% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 06/25/2036, Series 2006-2, Class M2(1)	23,500,000	22,810,461
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 02/25/2036, Series 2005-12, Class M2(1)	2,588,103	2,585,456
1.52% (1 Month LIBOR USD + 1.43%, 1.43% Floor), 06/25/2035, Series 2004-14, Class M4(1)	5,735,523	5,780,099
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023, Series 2017-C, Class D(2)	572,022	576,766
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023, Series 2017-D, Class D(2)	432,128	436,533
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024, Series 2018-B, Class D(2)	1,715,000	1,749,570
CPS Auto Receivables Trust 2020-C
1.71%, 08/17/2026, Series 2020-C, Class C(2)	1,070,000	1,087,176
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027, Series 2018-2A, Class C(2)	3,045,000	3,072,809
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027, Series 2018-3A, Class C(2)	3,110,000	3,167,748
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028, Series 2019-1A, Class C(2)	9,810,000	10,114,824
Credit Acceptance Auto Loan Trust 2020-2

	Principal Amount	Value
2.73%, 11/15/2029, Series 2020-2A, Class C(2)	1,935,000	2,007,252
Credit Acceptance Auto Loan Trust 2021-3
1.63%, 09/16/2030, Series 2021-3A, Class C(2)	2,360,000	2,359,203
Crown City CLO II
1.63% (3 Month LIBOR USD + 1.38%, 1.38% Floor), 01/20/2032, Series 2020-2A, Class A1A(1)(2)	1,000,000	999,743
CVS Pass-Through Trust
6.94%, 01/10/2030	910,680	1,107,678
CWABS Asset-Backed Certificates Trust 2005-7
1.14% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 11/25/2035, Series 2005-7, Class MV4(1)	356,656	356,796
CWABS Asset-Backed Certificates Trust 2007-12
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047, Series 2007-12, Class 1A1(1)	4,626,685	4,545,022
CWABS Revolving Home Equity Loan Trust Series 2004-T
0.31% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030, Series 2004-T, Class 2A(1)	4,775,348	4,720,489
DB Master Finance LLC
4.03%, 11/20/2047, Series 2017-1A, Class A2II(2)	1,562,513	1,664,310
4.35%, 05/20/2049, Series 2019-1A, Class A23(2)	3,698,130	4,084,659
Dell Equipment Finance Trust 2020-2
1.37%, 01/22/2024, Series 2020-2, Class C(2)	500,000	506,405
1.92%, 03/23/2026, Series 2020-2, Class D(2)	500,000	508,174
Denali Capital CLO X LLC
1.23% (3 Month LIBOR USD + 1.05%), 10/26/2027, Series 2013-1A, Class A1LR(1)(2)	3,342,883	3,344,223
Domino’s Pizza Master Issuer LLC
2.66%, 04/25/2051, Series 2021-1A, Class A2I(2)	11,625,000	12,028,271
3.67%, 10/25/2049, Series 2019-1A, Class A2(2)	2,066,838	2,235,574
4.12%, 07/25/2047, Series 2017-1A, Class A23(2)	4,208,625	4,541,275
4.33%, 07/25/2048, Series 2018-1A, Class A2II(2)	2,427,750	2,640,639
Drive Auto Receivables Trust
4.30%, 09/16/2024, Series 2018-3, Class D	2,621,283	2,682,108
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026, Series 2018-5, Class D	2,685,000	2,802,608
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026, Series 2019-1, Class D	3,590,000	3,725,904
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029, Series 2021-1, Class D	6,530,000	6,568,481
Driven Brands Funding LLC
3.24%, 01/20/2051, Series 2020-2A, Class A2(2)	6,379,013	6,559,794
4.64%, 04/20/2049, Series 2019-1A, Class A2(2)	2,258,025	2,430,967
Dryden 30 Senior Loan Fund
0.98% (3 Month LIBOR USD + 0.82%), 11/15/2028, Series 2013-30A, Class AR(1)(2)	1,151,794	1,152,255
Dryden 36 Senior Loan Fund
1.20% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2029, Series 2014-36A, Class AR3(1)(2)	10,100,000	10,110,787
Dryden 86 CLO Ltd.
0.00% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/17/2034, Series 2020-86A, Class A1R(1)(2)(5)	8,050,000	8,050,000
1.84% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 07/17/2030, Series 2020-86A, Class A(1)(2)	12,585,000	12,581,854
Dryden XXVI Senior Loan Fund
1.08% (3 Month LIBOR USD + 0.90%), 04/15/2029, Series 2013-26A, Class AR(1)(2)	4,500,000	4,499,631
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024, Series 2018-2A, Class D(2)	1,110,722	1,129,647
DT Auto Owner Trust 2019-3

	Principal Amount	Value
2.96%, 04/15/2025, Series 2019-3A, Class D(2)	1,635,000	1,690,140
DT Auto Owner Trust 2020-3
1.47%, 06/15/2026, Series 2020-3A, Class C(2)	1,650,000	1,664,140
DT Auto Owner Trust 2021-1
1.16%, 11/16/2026, Series 2021-1A, Class D(2)	2,650,000	2,640,142
DT Auto Owner Trust 2021-2
1.50%, 02/16/2027, Series 2021-2A, Class D(2)	2,250,000	2,261,605
Earnest Student Loan Program 2017-A LLC
2.65%, 01/25/2041, Series 2017-A, Class A2(2)	1,207,173	1,212,531
Eaton Vance CLO 2019-1 Ltd.
1.22% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 04/15/2031, Series 2019-1A, Class AR(1)(2)	23,000,000	22,994,227
ECAF I Ltd.
3.47%, 06/15/2040, Series 2015-1A, Class A1(2)	304,932	293,293
ECMC Group Student Loan Trust
1.09% (1 Month LIBOR USD + 1.00%), 07/25/2069, Series 2019-1A, Class A1B(1)(2)	950,529	963,558
ECMC Group Student Loan Trust 2017-2
1.14% (1 Month LIBOR USD + 1.05%), 05/25/2067, Series 2017-2A, Class A(1)(2)	7,605,225	7,733,946
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044, Series 2019-A, Class A(2)	2,713,261	2,764,072
Ellington Loan Acquisition Trust 2007-1
1.19% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037, Series 2007-1, Class A1(1)(2)	842,740	844,177
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026, Series 2020-2A, Class D(2)	3,090,000	3,311,508
Exeter Automobile Receivables Trust 2020-3
1.73%, 07/15/2026, Series 2020-3A, Class D	1,175,000	1,194,908
Exeter Automobile Receivables Trust 2021-2
1.08%, 11/16/2026, Series 2021-1A, Class D	2,515,000	2,500,709
Fieldstone Mortgage Investment Trust Series 2005-1
1.22% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 12.25% Cap), 03/25/2035, Series 2005-1, Class M5(1)	1,663,003	1,658,399
Fieldstone Mortgage Investment Trust Series 2006-3
0.37% (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.25% Cap), 11/25/2036, Series 2006-3, Class 1A(1)	5,917,521	5,554,280
First Franklin Mortgage Loan Trust 2002-FF4
1.22% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 02/25/2033, Series 2002-FF4, Class 1A2(1)	4,625,909	4,633,583
First Franklin Mortgage Loan Trust 2003-FFH2
1.74% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 02/25/2034, Series 2003-FFH2, Class M1A(1)	6,528,109	6,511,513
First Franklin Mortgage Loan Trust 2004-FF7
2.27% (1 Month LIBOR USD + 2.18%, 2.18% Floor), 09/25/2034, Series 2004-FF7, Class M5(1)	854,074	901,467
First Franklin Mortgage Loan Trust 2006-FF16
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036, Series 2006-FF16, Class 2A4(1)	6,022,089	3,530,104
First Franklin Mortgage Loan Trust 2006-FF17
0.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-FF17, Class A5(1)	4,122,885	3,865,881
First Franklin Mortgage Loan Trust 2006-FF2
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 02/25/2036, Series 2006-FF2, Class A5(1)	11,526,047	11,048,487
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024, Series 2018-1A, Class D(2)	605,000	618,052
First Investors Auto Owner Trust 2019-2
2.71%, 12/15/2025, Series 2019-2A, Class C(2)	1,254,000	1,287,228
FirstKey Homes 2020-SFR1 Trust
2.24%, 09/17/2025, Series 2020-SFR1, Class D(2)	1,590,000	1,604,049
2.39%, 08/17/2028, Series 2021-SFR1, Class E1(2)	4,795,000	4,794,914

	Principal Amount		Value
2.49%, 08/17/2028, Series 2021-SFR1, Class E2(2)		4,055,000	4,054,915
2.79%, 08/17/2037, Series 2020-SFR1, Class E(2)		805,000	820,675
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023, Series 2017-1, Class D(2)		174,642	176,701
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024, Series 2018-1, Class D(2)		1,285,000	1,327,086
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024, Series 2018-2, Class D(2)		1,580,000	1,658,320
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025, Series 2019-3, Class D(2)		2,235,000	2,319,574
Flagship Credit Auto Trust 2020-4
2.18%, 02/16/2027, Series 2020-4, Class D(2)		8,135,000	8,301,696
Flagship Credit Auto Trust 2021-1
1.27%, 03/15/2027, Series 2021-1, Class D(2)		1,480,000	1,463,723
Flagship Credit Auto Trust 2021-2
1.59%, 06/15/2027, Series 2021-2, Class D(2)		3,085,000	3,095,112
Ford Auto Securitization Trust
2.47%, 02/15/2025, Series 2019-BA, Class A3(2)	CAD	4,925,000	4,077,706
2.55%, 09/15/2024, Series 2019-AA, Class A3(2)		5,725,000	4,725,721
2.76%, 04/15/2028, Series 2020-AA, Class C(2)		290,000	239,007
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023, Series 2018-A, Class A4		$8,225,000	8,343,612
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/2024, Series 2020-B, Class A3		10,520,000	10,557,524
Ford Credit Auto Owner Trust 2020-C
0.41%, 07/15/2025, Series 2020-C, Class A3		9,560,000	9,570,483
Ford Credit Auto Owner Trust 2021-A
0.30%, 08/15/2025, Series 2021-A, Class A3		17,415,000	17,401,186
Ford Credit Floorplan Master Owner Trust A
1.32%, 09/15/2027, Series 2020-2, Class B		4,235,000	4,238,227
Foursight Capital Automobile Receivables Trust 2021-1
1.32%, 03/15/2027, Series 2021-1, Class D(2)		4,230,000	4,193,996
FREED ABS Trust 2021-2
1.94%, 06/19/2028, Series 2021-2, Class C(2)		885,000	883,802
Fremont Home Loan Trust 2004-4
0.89% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 03/25/2035, Series 2004-4, Class M1(1)		26,846,377	26,472,909
Fremont Home Loan Trust 2004-C
1.07% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 08/25/2034, Series 2004-C, Class M1(1)		8,613,329	8,567,733
Fremont Home Loan Trust 2005-1
1.25% (1 Month LIBOR USD + 1.16%, 1.16% Floor), 06/25/2035, Series 2005-1, Class M6(1)		3,072,000	2,909,147
Fremont Home Loan Trust 2005-2
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 06/25/2035, Series 2005-2, Class M3(1)		3,699,915	3,683,736
Fremont Home Loan Trust 2005-C
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 07/25/2035, Series 2005-C, Class M4(1)		6,748,528	6,355,820
Gallatin CLO IX 2018-1 Ltd.
1.24% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028, Series 2018-1A, Class A(1)(2)		9,915,436	9,920,612
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023, Series 2019-3A, Class A(2)		1,829,620	1,836,318
GLS Auto Receivables Issuer Trust 2020-1

	Principal Amount	Value
2.17%, 02/15/2024, Series 2020-1A, Class A(2)	3,910,562	3,932,731
GLS Auto Receivables Trust
1.42%, 04/15/2027, Series 2021-2A, Class D(2)	5,235,000	5,214,884
GM Financial Automobile Leasing Trust 2020-3
1.11%, 10/21/2024, Series 2020-3, Class C	2,675,000	2,694,935
GM Financial Consumer Automobile Receivables Trust 2017-3
2.33%, 03/16/2023, Series 2017-3A, Class B(2)	155,000	155,160
GM Financial Consumer Automobile Receivables Trust 2019-4
1.75%, 07/16/2024, Series 2019-4, Class A3	4,850,531	4,897,065
GM Financial Consumer Automobile Receivables Trust 2021-1
0.35%, 10/16/2025, Series 2021-1, Class A3	6,540,000	6,543,449
GM Financial Consumer Automobile Receivables Trust 2021-2
0.51%, 04/16/2026, Series 2021-2, Class A3	16,035,000	16,059,678
GM Financial Leasing Trust
1.01%, 07/21/2025, Series 2021-1, Class D	3,055,000	3,050,073
GMF Floorplan Owner Revolving Trust
1.31%, 10/15/2025, Series 2020-2, Class C(2)	3,040,000	3,063,709
1.48%, 08/15/2025, Series 2020-1, Class C(2)	735,000	746,105
3.06%, 04/15/2024, Series 2019-1, Class C(2)	3,180,000	3,243,421
3.30%, 04/15/2026, Series 2019-2, Class C(2)	6,875,000	7,287,388
GoldenTree Loan Opportunities IX Ltd.
1.29% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029, Series 2014-9A, Class AR2(1)(2)	11,000,000	11,012,331
Golub Capital Partners CLO 39B Ltd.
1.34% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028, Series 2018-39A, Class A1(1)(2)	4,723,124	4,725,131
Golub Capital Partners CLO Ltd.
0.00% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 05/05/2034, Series 2021-51A, Class A(1)(2)(5)	25,300,000	25,293,093
Greystone Commercial Real Estate Notes 2019-FL2 Ltd.
1.25% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037, Series 2019-FL2, Class A(1)(2)	1,900,000	1,900,000
GSAMP Trust 2005-AHL
1.07% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 04/25/2035, Series 2005-AHL, Class M2(1)	4,910,651	4,879,293
GSAMP Trust 2007-FM2
0.15% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037, Series 2007-FM2, Class A2A(1)	1,810,507	1,301,208
Hardee’s Funding LLC
2.87%, 06/20/2051, Series 2021-1A, Class A2(2)	3,970,000	3,977,036
3.98%, 12/20/2050, Series 2020-1A, Class A2(2)	179,100	189,527
4.96%, 06/20/2048, Series 2018-1A, Class A2II(2)	4,191,475	4,444,347
Harley Marine Financing LLC
5.68%, 05/15/2043, Series 2018-1A, Class A2(2)	901,973	875,577
Harvest CLO XXI DAC
0.76% (3 Month EURIBOR + 0.76%), 07/15/2031, Series 21A, Class A1R(1)(2)	EUR 34,400,000	40,824,022
1.04%, 07/15/2031, Series 21A, Class A2R(2)	4,100,000	4,862,275
Harvest SBA Loan Trust 2018-1
2.34% (1 Month LIBOR USD + 2.25%), 08/25/2044, Series 2018-1, Class A(1)(2)	$6,281,071	6,090,740
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028, Series 2017-AA, Class A(2)	108,818	111,408
2.96%, 12/26/2028, Series 2017-AA, Class B(2)	49,463	50,475
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039, Series 2019-1, Class D(2)	1,303,112	1,305,395
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039, Series 2019-2, Class D(2)	1,237,420	1,219,155

	Principal Amount	Value
Honda Auto Receivables 2019-4 Owner Trust
1.83%, 01/18/2024, Series 2019-4, Class A3	1,775,000	1,795,869
Honda Auto Receivables 2020-1 Owner Trust
1.61%, 04/22/2024, Series 2020-1, Class A3	9,675,000	9,810,100
Honda Auto Receivables 2020-3 Owner Trust
0.37%, 10/18/2024, Series 2020-3, Class A3	7,490,000	7,500,216
Honda Auto Receivables 2021-1 Owner Trust
0.27%, 04/21/2025, Series 2021-1, Class A3	10,365,000	10,358,367
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039, Series 2019-1, Class A(2)	1,276,186	1,254,474
HPEFS Equipment Trust
2.00%, 07/22/2030, Series 2020-2A, Class C(2)	1,030,000	1,050,816
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029, Series 2019-1A, Class C(2)	970,000	985,631
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030, Series 2020-1A, Class D(2)	1,900,000	1,940,348
HPEFS Equipment Trust 2021-1
1.03%, 03/20/2031, Series 2021-1A, Class D(2)	1,775,000	1,769,948
Huntington CDO Ltd.
0.75% (3 Month LIBOR USD + 0.50%), 11/05/2040, Series 2005-1A, Class A2(1)(2)	13,882,402	13,491,113
Hyundai Auto Receivables Trust 2020-C
1.08%, 12/15/2027, Series 2020-C, Class C	4,960,000	4,926,385
Invitation Homes 2018-SFR2 Trust
1.15% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 06/17/2037, Series 2018-SFR2, Class B(1)(2)	1,740,000	1,743,851
Invitation Homes 2018-SFR3 Trust
1.23% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 07/17/2037, Series 2018-SFR3, Class B(1)(2)	860,000	862,540
Invitation Homes 2018-SFR4 Trust
1.73% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 01/17/2038, Series 2018-SFR4, Class D(1)(2)	614,342	615,490
IXIS Real Estate Capital Trust 2005-HE2
1.07% (1 Month LIBOR USD + 0.98%, 0.98% Floor), 09/25/2035, Series 2005-HE2, Class M5(1)	7,042,277	6,907,094
Jack In The Box Funding LLC
3.98%, 08/25/2049, Series 2019-1A, Class A2I(2)	4,992,275	5,108,096
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-FRE1, Class M2(1)	7,044,106	6,478,249
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
0.63% (1 Month LIBOR USD + 0.54%, 0.54% Floor), 02/25/2036, Series 2006-FRE2, Class M2(1)	8,467,499	7,827,006
JP Morgan Mortgage Acquisition Trust 2006-CW1
0.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 05/25/2036, Series 2006-CW1, Class M2(1)	11,322,000	10,206,649
JP Morgan Mortgage Acquisition Trust 2006-WMC4
0.21% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036, Series 2006-WMC4, Class A3(1)	21,786,381	13,817,540
0.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036, Series 2006-WMC4, Class A4(1)	19,841,877	12,648,086
JP Morgan Mortgage Acquisition Trust 2007-CH3
0.35% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037, Series 2007-CH3, Class A5(1)	23,235,564	23,061,365
JPMorgan Chase Bank N.A.—CACLN
1.17%, 09/25/2028, Series 2021-1, Class D(2)	2,185,000	2,185,485
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038, Series 2018-1A, Class A(2)	3,044,249	3,029,322
KKR CLO 13 Ltd.
0.98% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028, Series 13, Class A1R(1)(2)	1,974,686	1,969,455

	Principal Amount	Value
KKR CLO 29 Ltd.
1.64% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 01/15/2032, Series 29A, Class B(1)(2)	8,540,000	8,535,696
Laurel Road Prime Student Loan Trust 2020-A
1.40%, 11/25/2050, Series 2020-A, Class A2FX(2)	4,680,000	4,670,047
Legacy Mortgage Asset Trust 2019-GS2
3.75%, 01/25/2059, Series 2019-GS2, Class A1(2)(3)	221,775	222,161
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059, Series 2019-GS3, Class A1(2)(3)	2,254,134	2,272,882
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059, Series 2019-GS4, Class A1(2)(3)	4,605,727	4,614,824
Lehman XS Trust 2007-6
0.51% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 05/25/2037, Series 2007-6, Class 2A1(1)	9,734,271	8,550,224
LoanCore 2019-CRE2 Issuer Ltd.
1.20% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036, Series 2019-CRE2, Class A(1)(2)	3,600,000	3,598,884
Long Beach Mortgage Loan Trust 2004-6
1.29% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 11/25/2034, Series 2004-6, Class M1(1)	23,036,995	22,248,913
Long Beach Mortgage Loan Trust 2005-WL2
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 08/25/2035, Series 2005-WL2, Class M3(1)	10,000,000	9,884,344
Long Beach Mortgage Loan Trust 2006-WL1
0.72% (1 Month LIBOR USD + 0.63%, 0.63% Floor), 01/25/2046, Series 2006-WL1, Class M1(1)	15,000,000	14,530,101
LP Credit Card ABS Master Trust
1.66% (1 Month LIBOR USD + 1.55%), 08/20/2024, Series 2018-1, Class A(1)(2)	3,799,029	3,795,063
Madison Park Funding XVIII Ltd.
1.38% (3 Month LIBOR USD + 1.19%), 10/21/2030, Series 2015-18A, Class A1R(1)(2)	4,815,000	4,817,740
Madison Park Funding XXXIII Ltd.
1.51% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032, Series 2019-33A, Class A(1)(2)	4,180,000	4,201,669
Madison Park Funding XXXVII Ltd.
1.48% (3 Month LIBOR USD + 1.30%), 07/15/2032, Series 2019-37A, Class A1(1)(2)	1,185,000	1,185,384
Magnetite XXIII Ltd.
1.48% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/25/2032, Series 2019-23A, Class A(1)(2)	1,255,000	1,254,682
Magnetite XXV Ltd.
1.45% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 01/25/2032, Series 2020-25A, Class A(1)(2)	18,000,000	18,033,313
1.80% (3 Month LIBOR USD + 1.55%, 1.55% Floor), 01/25/2032, Series 2020-25A, Class B(1)(2)	3,170,000	3,168,380
MAPS 2018-1 Ltd.
4.21%, 05/15/2043, Series 2018-1A, Class A(2)	6,234,050	6,243,284
MAPS 2019-1 Ltd.
4.46%, 03/15/2044, Series 2019-1A, Class A(2)	1,556,631	1,560,550
MAPS 2021-1 Trust
2.52%, 06/15/2046, Series 2021-1A, Class A(2)	14,050,000	14,084,198
Marlette Funding Trust 2019-4
2.39%, 12/17/2029, Series 2019-4A, Class A(2)	740,084	743,822
MASTR Asset Backed Securities Trust 2004-WMC1
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 02/25/2034, Series 2004-WMC1, Class M1(1)	1,288,830	1,286,901
MASTR Specialized Loan Trust
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 02/25/2036, Series 2006-2, Class A(1)(2)	702,925	681,781
Mercury Financial Credit Card Master Trust
1.54%, 03/20/2026, Series 2021-1A, Class A(2)	4,880,000	4,894,737
Merlin Aviation Holdings DAC
4.50%, 12/15/2032, Series 2016-1, Class A(2)(3)	1,556,325	1,495,005
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2

	Principal Amount	Value
0.33% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037, Series 2007-2, Class A2C(1)	2,513,234	1,960,441
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-5
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2037, Series 2007-5, Class 2A2(1)	18,881,054	18,282,559
Merrill Lynch Mortgage Investors Trust Series 2006-OPT1
0.24% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 08/25/2037, Series 2006-OPT1, Class A1(1)	15,702,527	15,138,902
METAL 2017-1 LLC
4.58%, 10/15/2042, Series 2017-1, Class A(2)	3,212,691	2,861,929
MF1 2020-FL4 Ltd.
1.82% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/15/2035, Series 2020-FL4, Class A(1)(2)	29,500,000	29,739,186
Midocean Credit Clo VIII
1.21% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 02/20/2031, Series 2018-8A, Class A1R(1)(2)	27,400,000	27,376,628
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057, Series 2016-1, Class A1(2)(4)	65,310	65,653
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059, Series 2017-2, Class A1(2)(4)	225,589	228,755
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062, Series 2018-1, Class A1(2)(4)	3,047,090	3,126,056
Mill City Mortgage Loan Trust 2018-2
3.75%, 05/25/2058, Series 2018-2, Class M1(2)(4)	494,254	525,449
Mill City Mortgage Loan Trust 2018-3
3.47%, 08/25/2058, Series 2018-3, Class A1(2)(4)	1,764,094	1,835,104
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
1.02% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 02/25/2035, Series 2005-WMC2, Class M4(1)	1,568,504	1,562,874
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
0.22% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036, Series 2006-HE8, Class A1(1)	583,506	552,837
Morgan Stanley Capital I, Inc. Trust 2006-HE1
0.67% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 01/25/2036, Series 2006-HE1, Class A4(1)	8,445,139	8,311,748
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036, Series 2006-15XS, Class A4A(3)	13,201,302	4,669,276
Morgan Stanley Mortgage Loan Trust 2007-8XS
0.62% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037, Series 2007-8XS, Class A5(1)	21,493,158	9,543,996
0.63% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037, Series 2007-8XS, Class A9(1)	2,075,470	922,395
Mountain View CLO 2014-1 Ltd.
0.98% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026, Series 2014-1A, Class ARR(1)(2)	807,641	807,408
Mountain View CLO 2017-1 LLC
1.27% (3 Month LIBOR USD + 1.09%, 1.09% Floor), 10/16/2029, Series 2017-1A, Class AR(1)(2)	13,900,000	13,904,893
Mountain View CLO X Ltd.
1.01% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027, Series 2015-10A, Class AR(1)(2)	830,747	831,123
MVW 2020-1 LLC
4.21%, 10/20/2037, Series 2020-1A, Class C(2)	545,095	577,207
MVW 2021-1W LLC
1.94%, 01/22/2041, Series 2021-1WA, Class C(2)	666,346	667,264
MVW Owner Trust 2017-1
2.75%, 12/20/2034, Series 2017-1A, Class B(2)	57,847	58,943
MVW Owner Trust 2019-1
3.33%, 11/20/2036, Series 2019-1A, Class C(2)	315,804	323,208
Nassau 2017-I Ltd.
1.33% (3 Month LIBOR USD + 1.15%), 10/15/2029, Series 2017-IA, Class A1AS(1)(2)	15,200,000	15,227,877
National Collegiate Student Loan Trust 2004-2

	Principal Amount	Value
0.57% (1 Month LIBOR USD + 0.48%), 12/26/2033, Series 2004-2, Class A51(1)	2,949,972	2,945,024
National Collegiate Student Loan Trust 2005-3
0.47% (1 Month LIBOR USD + 0.29%), 10/25/2033, Series 2005-3W, Class A51(1)(2)	7,660,135	7,541,700
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058, Series 2017-A, Class A2A(2)	333,561	338,381
3.91%, 12/16/2058, Series 2017-A, Class B(2)	440,000	448,649
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059, Series 2018-BA, Class A2A(2)	1,441,470	1,504,571
Navient Private Education Loan Trust 2020-I
1.07% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/15/2069, Series 2020-IA, Class A1B(1)(2)	20,091,450	20,224,032
1.33%, 04/15/2069, Series 2020-IA, Class A1A(2)	11,653,904	11,629,982
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042, Series 2018-A, Class A2(2)	1,659,446	1,681,693
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042, Series 2018-CA, Class A2(2)	655,441	666,873
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068, Series 2019-FA, Class A2(2)	5,336,845	5,439,681
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068, Series 2019-GA, Class A(2)	5,873,971	5,993,826
Navient Private Education Refi Loan Trust 2020-B
2.12%, 01/15/2069, Series 2020-BA, Class A2(2)	5,483,075	5,564,526
Navient Private Education Refi Loan Trust 2020-C
2.15%, 11/15/2068, Series 2020-CA, Class A2A(2)	4,795,000	4,926,137
2.83%, 11/15/2068, Series 2020-CA, Class B(2)	4,665,000	4,734,819
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069, Series 2020-DA, Class A(2)	9,606,545	9,702,933
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069, Series 2020-GA, Class A(2)	6,502,469	6,529,495
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069, Series 2020-HA, Class A(2)	4,948,856	4,981,761
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069, Series 2021-A, Class A(2)	5,559,997	5,549,828
2.24%, 05/15/2069, Series 2021-A, Class B(2)	360,000	362,205
Navient Student Loan Trust 2014-3
0.71% (1 Month LIBOR USD + 0.62%), 03/25/2083, Series 2014-3, Class A(1)	260,462	257,339
Navient Student Loan Trust 2016-2
1.59% (1 Month LIBOR USD + 1.50%), 06/25/2065, Series 2016-2A, Class A3(1)(2)	6,200,000	6,428,663
Navient Student Loan Trust 2018-2
0.84% (1 Month LIBOR USD + 0.75%), 03/25/2067, Series 2018-2A, Class A3(1)(2)	15,000,000	15,159,579
Nelnet Student Loan Trust 2014-2
0.94% (1 Month LIBOR USD + 0.85%), 07/27/2037, Series 2014-2A, Class A3(1)(2)	4,250,000	4,276,889
Nelnet Student Loan Trust 2020-1
0.83% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 03/26/2068, Series 2020-1A, Class A(1)(2)	2,318,700	2,312,753
Neuberger Berman CLO XVI-S Ltd.
1.24% (3 Month LIBOR USD + 1.04%, 1.04% Floor), 04/15/2034, Series 2017-16SA, Class AR(1)(2)	18,770,000	18,787,437
Neuberger Berman Loan Advisers CLO 32 Ltd.
1.18% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/20/2032, Series 2019-32A, Class AR(1)(2)	15,740,000	15,753,804
Neuberger Berman Loan Advisers CLO 38 Ltd.
1.49% (3 Month LIBOR USD + 1.30%, 1.30% Floor), 10/20/2032, Series 2020-38A, Class A(1)(2)	6,440,000	6,442,299
Neuberger Berman Loan Advisers Clo 43 Ltd.

	Principal Amount	Value
0.00% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 07/17/2035, Series 2021-43A, Class A(1)(2)(5)	29,715,000	29,715,000
New Century Home Equity Loan Trust 2005-1
0.77% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 12.50% Cap), 03/25/2035, Series 2005-1, Class M1(1)	8,757,903	8,719,076
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023, Series 2018-B, Class A3	1,741,586	1,760,713
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024, Series 2019-C, Class A3	5,940,000	6,014,029
Nissan Auto Receivables 2020-A Owner Trust
1.38%, 12/16/2024, Series 2020-A, Class A3	7,765,000	7,861,757
Nissan Auto Receivables 2020-B Owner Trust
0.55%, 07/15/2024, Series 2020-B, Class A3	5,470,000	5,487,739
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
0.71% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 02/25/2036, Series 2006-HE1, Class M1(1)	2,096,297	2,089,997
OAK Hill European Credit Partners V Designated Activity Co.
0.72% (3 Month EURIBOR + 0.72%), 02/21/2030, Series 2016-5A, Class A1R(1)(2)	EUR 30,947,179	36,653,086
OCP CLO 2014-7 Ltd.
1.31% (3 Month LIBOR USD + 1.12%), 07/20/2029, Series 2014-7A, Class A1RR(1)(2)	$14,635,000	14,631,312
OCP CLO 2020-19 Ltd.
1.94% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 07/20/2031, Series 2020-19A, Class A1(1)(2)	3,735,000	3,736,389
Octagon Investment Partners 29 Ltd.
1.36% (3 Month LIBOR USD + 1.18%), 01/24/2033, Series 2016-1A, Class AR(1)(2)	7,880,000	7,929,486
OHA Credit Funding 3 LTD
0.00% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 07/02/2035, Series 2019-3A, Class AR(1)(2)(5)	8,770,000	8,767,807
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028, Series 2015-3A, Class B(2)	710,000	710,716
OneMain Financial Issuance Trust 2016-3
3.83%, 06/18/2031, Series 2016-3A, Class A(2)	997,164	1,005,549
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029, Series 2018-1A, Class D(2)	1,220,000	1,250,251
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031, Series 2019-1A, Class D(2)	3,360,000	3,379,381
OneMain Financial Issuance Trust 2020-2
1.75%, 09/14/2035, Series 2020-2A, Class A(2)	3,465,000	3,523,119
OneMain Financial Issuance Trust 2020-A
4.83%, 05/14/2032, Series 2020-1A, Class B(2)	2,425,000	2,592,007
OneMain Financial Issuance Trust 2021-1
2.47%, 06/16/2036, Series 2021-1A, Class D(2)	2,470,000	2,486,758
Option One Mortgage Loan Trust 2004-2
0.89% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/25/2034, Series 2004-2, Class M1(1)	6,262,238	6,218,118
Option One Mortgage Loan Trust 2005-2
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor), 05/25/2035, Series 2005-2, Class M1(1)	339,472	339,156
Option One Mortgage Loan Trust 2006-1
0.53% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 01/25/2036, Series 2006-1, Class 1A1(1)	2,930,831	2,924,528
0.69% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 01/25/2036, Series 2006-1, Class 2A4(1)	12,988,112	12,928,479
Option One Mortgage Loan Trust 2006-3
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037, Series 2006-3, Class 1A1(1)	19,131,954	14,555,874
Option One Mortgage Loan Trust 2007-4
0.27% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 04/25/2037, Series 2007-4, Class 2A2(1)	16,874,746	11,646,769
OSAT 2020-RPL1 Trust

	Principal Amount	Value
3.07%, 12/26/2059, Series 2020-RPL1, Class A1(2)(3)	2,623,411	2,643,377
Oscar US Funding XI LLC
2.49%, 08/10/2022, Series 2019-2A, Class A2(2)	20,736	20,782
OZLM VII Ltd.
1.20% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029, Series 2014-7RA, Class A1R(1)(2)	7,030,173	7,033,597
OZLM VIII Ltd.
1.36% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029, Series 2014-8A, Class A1RR(1)(2)	2,892,237	2,893,310
1.99% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029, Series 2014-8A, Class A2RR(1)(2)	2,955,000	2,957,231
Palmer Square CLO 2020-2 Ltd.
1.88% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/15/2031, Series 2020-2A, Class A1A(1)(2)	2,380,000	2,380,002
Palmer Square CLO 2020-3 Ltd.
1.53% (3 Month LIBOR USD + 1.37%, 1.37% Floor), 11/15/2031, Series 2020-3A, Class A1A(1)(2)	23,860,000	23,934,061
Palmer Square CLO Ltd.
1.26% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2034, Series 2021-2A, Class A(1)(2)	9,020,000	9,017,700
Palmer Square Loan Funding 2019-4 Ltd.
1.08% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027, Series 2019-4A, Class A1(1)(2)	1,007,549	1,005,703
Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-WHQ4
0.87% (1 Month LIBOR USD + 0.78%, 0.78% Floor), 09/25/2035, Series 2005-WHQ4, Class M3(1)	8,000,000	7,701,097
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049, Series 2019-1A, Class A2(2)	783,075	791,673
4.26%, 09/05/2048, Series 2018-1A, Class A2I(2)	5,538,388	5,558,880
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024, Series 2018-1A, Class C(2)	2,765,000	2,794,658
Prestige Auto Receivables Trust 2020-1
3.67%, 02/15/2028, Series 2020-1A, Class E(2)	3,270,000	3,376,522
Progress Residential 2018-SFR2 Trust
4.66%, 08/17/2035, Series 2018-SFR2, Class E(2)	2,890,000	2,906,093
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035, Series 2018-SFR3, Class D(2)	2,430,000	2,446,081
4.87%, 10/17/2035, Series 2018-SFR3, Class E(2)	1,340,000	1,355,590
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035, Series 2019-SFR1, Class D(2)	1,190,000	1,207,590
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036, Series 2019-SFR2, Class D(2)	2,165,000	2,198,500
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036, Series 2019-SFR4, Class D(2)	1,915,000	1,943,459
Progress Residential 2020-SFR3 Trust
1.50%, 10/17/2027, Series 2020-SFR3, Class B(2)	345,000	343,060
2.30%, 10/17/2027, Series 2020-SFR3, Class E(2)	545,000	545,483
Progress Residential 2021-SFR3
2.54%, 05/17/2026, Series 2021-SFR3, Class E1(2)	1,815,000	1,830,559
2.69%, 05/17/2026, Series 2021-SFR3, Class E2(2)	1,510,000	1,519,449
Progress Residential 2021-SFR4
2.41%, 05/17/2038, Series 2021-SFR4, Class E1(2)	955,000	953,206
2.56%, 05/17/2038, Series 2021-SFR4, Class E2(2)	640,000	638,803
Progress Residential 2021-SFR2 Trust
2.55%, 04/19/2038, Series 2021-SFR2, Class E1(2)	4,365,000	4,406,284
Progress Residential 2021-SFR5 Trust
2.21%, 07/17/2038, Series 2021-SFR5, Class E1(2)	2,185,000	2,183,186
2.36%, 07/17/2038, Series 2021-SFR5, Class E2(2)	545,000	544,544

	Principal Amount	Value
Progress Residential Trust
2.43%, 07/17/2038, Series 2021-SFR6, Class E1(2)	2,730,000	2,729,888
2.53%, 07/17/2038, Series 2021-SFR6, Class E2(2)	1,375,000	1,374,796
PRPM 2020-1 LLC
2.98%, 02/25/2025, Series 2020-1A, Class A1(2)(3)	4,168,527	4,187,114
PRPM 2020-4 LLC
2.95%, 10/25/2025, Series 2020-4, Class A1(2)(3)	3,149,126	3,162,442
RAMP Series 2005-RS5 Trust
1.11% (1 Month LIBOR USD + 0.68%, 1.02% Floor, 14.00% Cap), 05/25/2035, Series 2005-RS5, Class M5(1)	500,000	498,159
RASC Series 2005-KS10 Trust
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 14.00% Cap), 11/25/2035, Series 2005-KS10, Class M2(1)	6,331,349	6,310,890
RASC Series 2006-KS9 Trust
0.25% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036, Series 2006-KS9, Class AI3(1)	1,082,867	1,174,359
RASC Series 2007-KS3 Trust
0.43% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037, Series 2007-KS3, Class AI4(1)	31,155,046	30,030,626
Reese Park CLO Ltd.
1.50% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 10/15/2032, Series 2020-1A, Class A1(1)(2)	6,435,000	6,444,659
Rockford Tower CLO 2019-2 Ltd.
1.49% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 08/20/2032, Series 2019-2A, Class A(1)(2)	13,850,000	13,865,166
Rockford Tower CLO 2021-1 Ltd.
1.25% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 07/20/2034, Series 2021-1A, Class A1(1)(2)	25,790,000	25,786,518
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025, Series 2018-4, Class D	3,390,000	3,484,036
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024, Series 2018-5, Class D	3,070,000	3,138,795
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025, Series 2019-1, Class D	11,435,000	11,761,236
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025, Series 2019-3, Class D	4,095,000	4,195,227
Santander Drive Auto Receivables Trust 2020-1
4.11%, 12/15/2025, Series 2020-1, Class C	840,000	881,313
5.35%, 03/15/2028, Series 2020-1, Class D	7,195,000	7,856,765
Santander Drive Auto Receivables Trust 2020-4
1.48%, 01/15/2027, Series 2020-4, Class D	3,345,000	3,386,361
Santander Drive Auto Receivables Trust 2021-1
1.13%, 11/16/2026, Series 2021-1, Class D	3,280,000	3,284,979
Santander Drive Auto Receivables Trust 2021-2
1.35%, 07/15/2027, Series 2021-2, Class D	7,115,000	7,122,025
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024, Series 2019-B, Class D(2)	6,610,000	6,809,503
Santander Retail Auto Lease Trust 2019-C
2.88%, 06/20/2024, Series 2019-C, Class D(2)	10,280,000	10,566,347
Santander Retail Auto Lease Trust 2021-A
1.38%, 03/22/2027, Series 2021-A, Class D(2)	8,685,000	8,669,066
Saxon Asset Securities Trust 2006-1
0.56% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 12.25% Cap), 03/25/2036, Series 2006-1, Class M1(1)	1,563,408	1,554,699
Saxon Asset Securities Trust 2007-2
0.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2047, Series 2007-2, Class A1(1)	22,789,250	21,144,639
Saxon Asset Securities Trust 2007-3

	Principal Amount	Value
0.40% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037, Series 2007-3, Class 1A(1)	22,798,243	22,419,061
SCF Equipment Leasing 2021-1 LLC
1.93%, 09/20/2030, Series 2021-1A, Class D(2)	340,000	338,148
Securitized Asset Backed Receivables LLC Trust 2004-OP1
0.86% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 02/25/2034, Series 2004-OP1, Class M1(1)	12,563,819	12,425,254
Securitized Asset Backed Receivables LLC Trust 2005-HE1
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 10/25/2035, Series 2005-HE1, Class M1(1)	3,384,936	3,109,586
Securitized Asset Backed Receivables LLC Trust 2006-CB5
0.37% (1 Month LIBOR USD + 0.28%, 0.28% Floor), 06/25/2036, Series 2006-CB5, Class A3(1)	4,820,950	3,720,332
ServiceMaster Funding LLC
2.84%, 01/30/2051, Series 2020-1, Class A2I(2)	8,782,988	9,082,400
Shackleton 2016-IX CLO Ltd.
1.32% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028, Series 2016-9A, Class AR(1)(2)	1,300,553	1,301,641
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036, Series 2019-1A, Class A(2)	1,105,394	1,143,159
Sierra Timeshare 2019-2 Receivables Funding LLC
3.12%, 05/20/2036, Series 2019-2A, Class C(2)	2,089,807	2,138,797
Sierra Timeshare 2019-3 Receivables Funding LLC
3.00%, 08/20/2036, Series 2019-3A, Class C(2)	1,441,835	1,472,869
Sierra Timeshare 2021-1 Receivables Funding LLC
1.34%, 11/20/2037, Series 2021-1A, Class B(2)	4,579,341	4,583,617
1.79%, 11/20/2037, Series 2021-1A, Class C(2)	1,269,648	1,273,989
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034, Series 2017-1A, Class A(2)	62,220	62,944
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042, Series 2017-1, Class A(2)	16,227,249	16,048,539
Slam 2021-1 Ltd.
2.43%, 06/15/2046, Series 2021-1A, Class A(2)	9,930,000	9,924,913
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033, Series 2003-B, Class A3(4)	1,954,000	1,901,205
SLM Student Loan Trust 2003-7
1.32% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033, Series 2003-7A, Class A5A(1)(2)	8,089,643	8,094,569
SLM Student Loan Trust 2005-4
0.35% (3 Month LIBOR USD + 0.17%), 07/25/2040, Series 2005-4, Class A4(1)	11,000,000	10,628,732
SLM Student Loan Trust 2006-10
0.40% (3 Month LIBOR USD + 0.22%), 03/25/2044, Series 2006-10, Class B(1)	1,828,677	1,700,806
SLM Student Loan Trust 2007-2
0.35% (3 Month LIBOR USD + 0.17%), 07/25/2025, Series 2007-2, Class B(1)	6,950,000	6,244,950
SLM Student Loan Trust 2007-3
0.24% (3 Month LIBOR USD + 0.06%), 01/25/2022, Series 2007-3, Class A4(1)	3,018,412	2,939,451
SLM Student Loan Trust 2007-7
0.51% (3 Month LIBOR USD + 0.33%), 01/25/2022, Series 2007-7, Class A4(1)	2,237,309	2,193,998
SLM Student Loan Trust 2008-2
0.93% (3 Month LIBOR USD + 0.75%), 04/25/2023, Series 2008-2, Class A3(1)	7,463,263	7,375,017
SLM Student Loan Trust 2008-5
1.88% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023, Series 2008-5, Class A4(1)	3,369,469	3,401,438
2.03% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073, Series 2008-5, Class B(1)	7,350,000	7,254,416
SLM Student Loan Trust 2008-6
1.28% (3 Month LIBOR USD + 1.10%), 07/25/2023, Series 2008-6, Class A4(1)	11,391,709	11,420,192
SLM Student Loan Trust 2008-7

	Principal Amount	Value
1.08% (3 Month LIBOR USD + 0.90%), 07/25/2023, Series 2008-7, Class A4(1)	8,857,458	8,778,244
SLM Student Loan Trust 2012-1
1.04% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028, Series 2012-1, Class A3(1)	11,105,442	10,979,759
SLM Student Loan Trust 2012-2
0.79% (1 Month LIBOR USD + 0.70%), 01/25/2029, Series 2012-2, Class A(1)	12,997,134	12,771,327
SLM Student Loan Trust 2012-7
0.74% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026, Series 2012-7, Class A3(1)	4,355,226	4,267,858
1.89% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043, Series 2012-7, Class B(1)	2,220,000	2,219,999
SLM Student Loan Trust 2014-1
0.69% (1 Month LIBOR USD + 0.60%), 02/26/2029, Series 2014-1, Class A3(1)	2,656,764	2,573,956
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026, Series 2014-A, Class A2A(2)	20,887	20,924
SMB Private Education Loan Trust 2015-B
1.82% (1 Month LIBOR USD + 1.75%), 05/17/2032, Series 2015-B, Class A3(1)(2)	1,685,000	1,706,550
2.98%, 07/15/2027, Series 2015-B, Class A2A(2)	56,487	57,121
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043, Series 2015-C, Class B(2)	1,295,000	1,349,407
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031, Series 2016-A, Class A2A(2)	208,447	213,690
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032, Series 2016-B, Class A2A(2)	1,192,861	1,222,163
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034, Series 2016-C, Class A2A(2)	369,526	377,696
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034, Series 2017-A, Class A2A(2)	1,054,257	1,084,797
SMB Private Education Loan Trust 2017-B
2.82%, 10/15/2035, Series 2017-B, Class A2A(2)	2,091,491	2,164,495
SMB Private Education Loan Trust 2018-A
3.50%, 02/15/2036, Series 2018-A, Class A2A(2)	10,654,769	11,217,153
SMB Private Education Loan Trust 2018-B
0.82% (1 Month LIBOR USD + 0.72%), 01/15/2037, Series 2018-B, Class A2B(1)(2)	1,483,742	1,488,078
3.60%, 01/15/2037, Series 2018-B, Class A2A(2)	4,498,736	4,762,267
4.00%, 07/15/2042, Series 2018-B, Class B(2)	285,000	303,364
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035, Series 2018-C, Class A2A(2)	10,616,931	11,179,175
4.00%, 11/17/2042, Series 2018-C, Class B(2)	770,000	820,247
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036, Series 2019-A, Class A2A(2)	7,189,106	7,536,779
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037, Series 2019-B, Class A2A(2)	6,909,752	7,205,824
SMB Private Education Loan Trust 2020-A
2.23%, 09/15/2037, Series 2020-A, Class A2A(2)	12,400,000	12,745,879
SMB Private Education Loan Trust 2020-PTB
1.60%, 09/15/2054, Series 2020-PTB, Class A2A(2)	8,385,000	8,447,672
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053, Series 2021-A, Class APT1(2)	12,108,599	11,926,411
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026, Series 2017-6, Class B(2)	1,300,028	1,313,781
SoFi Consumer Loan Program 2018-2 Trust

	Principal Amount	Value
3.79%, 04/26/2027, Series 2018-2, Class B(2)	1,191,114	1,204,329
SoFi Consumer Loan Program 2018-3 Trust
4.02%, 08/25/2027, Series 2018-3, Class B(2)	1,076,828	1,090,713
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027, Series 2018-4, Class C(2)	2,745,000	2,800,705
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028, Series 2019-1, Class C(2)	5,690,000	5,812,922
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028, Series 2019-2, Class A(2)	639,400	641,130
3.46%, 04/25/2028, Series 2019-2, Class C(2)	3,145,000	3,223,061
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028, Series 2019-3, Class C(2)	5,965,000	6,110,917
SoFi Consumer Loan Program 2020-1 Trust
2.02%, 01/25/2029, Series 2020-1, Class A(2)	2,504,223	2,524,829
SoFi Professional Loan Program 2015-D LLC
3.59%, 10/26/2037, Series 2015-D, Class B(2)	371,230	374,567
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037, Series 2016-B, Class B(2)	195,000	199,313
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037, Series 2016-C, Class B(2)(4)	310,000	314,770
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039, Series 2016-D, Class B(2)(4)	490,000	500,745
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040, Series 2016-E, Class B(2)(4)	1,600,000	1,648,057
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040, Series 2017-A, Class C(2)(4)	165,000	174,612
SoFi Professional Loan Program 2017-C LLC
0.69% (1 Month LIBOR USD + 0.60%), 07/25/2040, Series 2017-C, Class A1(1)(2)	1,260,711	1,261,503
SoFi Professional Loan Program 2017-D LLC
2.65%, 09/25/2040, Series 2017-D, Class A2FX(2)	1,870,322	1,910,658
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040, Series 2017-E, Class C(2)	695,000	727,435
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041, Series 2017-F, Class BFX(2)	1,405,000	1,465,621
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048, Series 2018-C, Class BFX(2)	1,875,000	1,985,026
Sound Point Clo XIV Ltd.
1.16% (3 Month LIBOR USD + 0.99%, 0.99% Floor), 01/23/2029, Series 2016-3A, Class AR2(1)(2)	3,347,550	3,348,176
Sound Point Clo XV Ltd.
1.07% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/23/2029, Series 2017-1A, Class ARR(1)(2)	2,750,000	2,750,305
Southwick Park CLO LLC
1.49% (3 Month LIBOR USD + 1.30%), 07/20/2032, Series 2019-4A, Class A1(1)(2)	11,400,000	11,416,678
Specialty Underwriting & Residential Finance Trust Series 2006-BC2
3.64%, 02/25/2037, Series 2006-BC2, Class A2C(3)	12,271,196	6,427,451
Specialty Underwriting & Residential Finance Trust Series 2006-BC5
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 11/25/2037, Series 2006-BC5, Class A1(1)	12,733,581	11,418,825
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030, Series 2017-AA, Class A(2)	2,215,921	2,220,700
3.86%, 07/15/2030, Series 2017-AA, Class C(2)	1,270,000	1,272,493
Sprite 2017-1 Ltd.

	Principal Amount		Value
4.25%, 12/15/2037, Series 2017-1, Class A(2)		896,499	890,741
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044, Series 2019-1A, Class A2(2)		7,271,283	7,697,358
Structured Adjustable Rate Mortgage Loan Trust
2.82%, 02/25/2035, Series 2005-1, Class 1A1(4)		5,234,306	5,318,000
Structured Asset Investment Loan Trust 2004-8
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 09/25/2034, Series 2004-8, Class M1(1)		768,628	750,773
Structured Asset Investment Loan Trust 2005-HE2
0.84% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 07/25/2035, Series 2005-HE2, Class M2(1)		3,656,857	3,617,582
Structured Asset Mortgage Investments II Trust 2007-AR3
0.28% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047, Series 2007-AR3, Class 2A1(1)		22,666,856	21,651,009
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037, Series 2007-WF2, Class A1(1)		396,686	400,496
STWD 2019-FL1 Ltd.
1.20% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2019-FL1, Class A(1)(2)		22,600,000	22,600,000
Symphony CLO XVII Ltd.
1.06% (3 Month LIBOR USD + 0.88%), 04/15/2028, Series 2016-17A, Class AR(1)(2)		3,447,527	3,443,400
Symphony CLO XX Ltd.
1.83% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 01/16/2032, Series 2018-20A, Class BR(1)(2)		11,220,000	11,214,356
Symphony CLO XXIII Ltd.
1.50% (3 Month LIBOR USD + 1.32%, 1.32% Floor), 01/15/2034, Series 2020-23A, Class A(1)(2)		14,200,000	14,236,909
Symphony CLO XXVI Ltd.
1.19% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 04/20/2033, Series 2021-26A, Class AR(1)(2)		4,650,000	4,648,828
TCI-Flatiron CLO 2016-1 Ltd.
1.34% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/17/2032, Series 2016-1A, Class AR2(1)(2)		10,000,000	10,003,470
Textainer Marine Containers VII Ltd.
1.68%, 02/20/2046, Series 2021-1A, Class A(2)		4,044,200	4,000,178
TIF Funding II LLC
1.65%, 02/20/2046, Series 2021-1A, Class A(2)		4,243,401	4,177,215
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%), 12/07/2029, Series 2A, Class AR(1)(2)	EUR	1,822,787	2,162,803
Towd Point Mortgage Trust 2015-4
3.75%, 04/25/2055, Series 2015-4, Class M1(2)(4)		$960,000	986,619
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055, Series 2015-5, Class A1B(2)(4)		8,267	8,266
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055, Series 2016-1, Class A1B(2)(4)		113,553	113,739
3.00%, 02/25/2055, Series 2016-1, Class A3B(2)(4)		85,885	86,576
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055, Series 2016-2, Class A1A(2)(4)		56,181	56,675
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056, Series 2016-3, Class A1(2)(4)		61,682	61,906
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056, Series 2016-4, Class A1(2)(4)		221,026	222,683
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056, Series 2017-1, Class A1(2)(4)		208,511	211,702
3.75%, 10/25/2056, Series 2017-1, Class M1(2)(4)		6,315,000	6,671,154
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057, Series 2017-2, Class A1(2)(4)		99,574	100,961

	Principal Amount	Value
Towd Point Mortgage Trust 2017-4
3.25%, 06/25/2057, Series 2017-4, Class M2(2)(4)	2,465,000	2,613,542
Towd Point Mortgage Trust 2017-5
0.69% (1 Month LIBOR USD + 0.60%), 02/25/2057, Series 2017-5, Class A1(1)(2)	304,885	304,900
1.59% (1 Month LIBOR USD + 1.50%), 02/25/2057, Series 2017-5, Class M2(1)(2)	3,310,000	3,357,246
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058, Series 2018-3, Class A1(2)(4)	4,816,455	5,076,810
Towd Point Mortgage Trust 2018-4
3.00%, 06/25/2058, Series 2018-4, Class A2(2)(4)	1,015,000	1,072,849
Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058, Series 2018-5, Class M1(2)(4)	1,515,000	1,580,608
Towd Point Mortgage Trust 2019-1
3.72%, 03/25/2058, Series 2019-1, Class A1(2)(4)	8,571,563	9,027,378
Towd Point Mortgage Trust 2019-2
3.75%, 12/25/2058, Series 2019-2, Class M1(2)(4)	9,810,000	10,380,337
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058, Series 2019-MH1, Class A1(2)(4)	367,572	374,203
Towd Point Mortgage Trust 2019-SJ1
4.17%, 11/25/2058, Series 2019-SJ1, Class A2(2)(4)	5,327,165	5,341,445
5.50%, 11/25/2058, Series 2019-SJ1, Class B2(2)(4)	9,826,000	10,354,012
Towd Point Mortgage Trust 2019-SJ2
4.50%, 11/25/2058, Series 2019-SJ2, Class M1(2)(4)	12,971,000	13,174,349
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059, Series 2019-SJ3, Class A1(2)(4)	2,908,330	2,926,871
Toyota Auto Receivables 2020-C Owner Trust
0.44%, 10/15/2024, Series 2020-C, Class A3	9,070,000	9,092,322
Toyota Auto Receivables 2021-A Owner Trust
0.16%, 07/17/2023, Series 2021-A, Class A2	6,110,000	6,110,045
Tralee CLO V Ltd.
1.30% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028, Series 2018-5A, Class A1(1)(2)	1,970,891	1,970,654
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038, Series 2019-SFR1, Class D(2)	1,270,000	1,313,403
Tricon American Homes 2020-SFR1
2.55%, 07/17/2038, Series 2020-SFR1, Class D(2)	1,220,000	1,235,656
Tricon American Homes 2020-SFR2 Trust
2.73%, 11/17/2039, Series 2020-SFR2, Class E1(2)	1,855,000	1,842,672
Triton Container Finance VIII LLC
1.86%, 03/20/2046, Series 2021-1A, Class A(2)	8,456,400	8,402,472
Upstart Securitization Trust 2019-2
2.90%, 09/20/2029, Series 2019-2, Class A(2)	34,593	34,662
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030, Series 2019-3, Class A(2)	1,369,065	1,376,801
Upstart Securitization Trust 2020-1
2.32%, 04/22/2030, Series 2020-1, Class A(2)	1,157,588	1,165,365
VCAT 2021-NPL1 LLC
2.29%, 12/26/2050, Series 2021-NPL1, Class A1(2)(3)	3,362,657	3,371,477
Venture XIV CLO Ltd.
1.17% (3 Month LIBOR USD + 1.03%, 1.03% Floor), 08/28/2029, Series 2013-14A, Class ARR(1)(2)	15,300,000	15,294,660
Venture Xxv Clo Ltd.
1.21% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/20/2029, Series 2016-25A, Class ARR(1)(2)	36,499,849	36,490,687

	Principal Amount	Value
VOLT XCVI LLC
2.12%, 03/27/2051, Series 2021-NPL5, Class A1(2)(3)	4,104,786	4,106,962
VOLT XCVII LLC
2.24%, 04/25/2051, Series 2021-NPL6, Class A1(2)(3)	7,976,102	7,977,617
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
3.03%, 02/25/2037, Series 2007-HY1, Class 4A1(4)	7,748,385	7,673,693
WAVE 2017-1 Trust
3.84%, 11/15/2042, Series 2017-1A, Class A(2)	2,087,291	2,045,815
Wellfleet CLO 2017-2A Ltd.
1.25% (3 Month LIBOR USD + 1.06%), 10/20/2029, Series 2017-2A, Class A1R(1)(2)	6,900,000	6,900,628
Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/25/2034, Series 2004-2, Class M1(1)	1,368,769	1,346,874
Wendy’s Funding LLC
2.37%, 06/15/2051, Series 2021-1A, Class A2I(2)	4,975,000	5,018,233
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024, Series 2018-2A, Class D(2)	992,189	1,000,793
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023, Series 2018-3A, Class D(2)	1,215,000	1,235,433
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024, Series 2019-1A, Class D(2)	6,545,000	6,715,918
Westlake Automobile Receivables Trust 2020-3
1.24%, 11/17/2025, Series 2020-3A, Class C(2)	1,030,000	1,039,550
Westlake Automobile Receivables Trust 2021-2
1.23%, 12/15/2026, Series 2021-2A, Class D(2)	5,075,000	5,074,567
Wind River 2016-1 CLO Ltd.
1.83% (3 Month LIBOR USD + 1.65%), 07/15/2028, Series 2016-1A, Class BR(1)(2)	1,320,000	1,325,173
2.28% (3 Month LIBOR USD + 2.10%), 07/15/2028, Series 2016-1A, Class CR(1)(2)	1,395,000	1,382,259
Wingstop Funding LLC
2.84%, 12/05/2050, Series 2020-1A, Class A2(2)	1,012,463	1,050,035
World Omni Auto Receivables Trust
1.64%, 08/17/2026, Series 2020-A, Class C	3,190,000	3,241,473
World Omni Select Auto Trust 2019-A
2.17%, 12/15/2025, Series 2019-A, Class B	4,785,000	4,880,288
Zais CLO 1 Ltd.
1.33% (3 Month LIBOR USD + 1.15%), 04/15/2028, Series 2014-1A, Class A1AR(1)(2)	6,575,818	6,572,793

Total Asset-Backed Obligations (Cost: $3,058,910,068)		3,060,468,136

Corporate Bonds – 33.46%
Basic Materials – 0.76%
Alcoa Nederland Holding BV
5.50%, 12/15/2027(2)	$2,745,000	$2,977,776
Alpek SAB de CV
3.25%, 02/25/2031(2)	2,835,000	2,869,048
Anglo American Capital Plc
2.63%, 09/10/2030(2)	23,410,000	23,498,545
4.00%, 09/11/2027(2)	1,000,000	1,108,675
4.13%, 09/27/2022(2)	3,883,000	4,042,546
4.50%, 03/15/2028(2)	19,220,000	21,965,093
Antofagasta Plc
2.38%, 10/14/2030(2)	9,085,000	8,753,397

	Principal Amount		Value
Arconic Corp.
6.13%, 02/15/2028(2)		1,275,000	1,367,718
Braskem Netherlands Finance BV
4.50%, 01/31/2030(2)		5,210,000	5,428,403
5.88%, 01/31/2050(2)		4,160,000	4,555,242
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027		860,000	924,500
CF Industries, Inc.
4.50%, 12/01/2026(2)		5,145,000	5,905,560
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030		4,005,000	4,200,939
4.50%, 09/16/2025		203,000	228,775
Equate Petrochemical BV
4.25%, 11/03/2026		1,060,000	1,176,600
First Quantum Minerals Ltd.
6.88%, 10/15/2027(2)		3,530,000	3,846,641
FMC Corp.
3.45%, 10/01/2029		1,850,000	2,011,225
4.50%, 10/01/2049		1,025,000	1,245,049
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/2031(2)		4,760,000	5,092,391
Freeport-McMoRan, Inc.
4.38%, 08/01/2028		1,505,000	1,589,656
4.63%, 08/01/2030		1,010,000	1,105,950
5.40%, 11/14/2034		5,945,000	7,180,401
5.45%, 03/15/2043		1,215,000	1,485,119
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)		1,170,000	1,189,146
Glencore Funding LLC
2.85%, 04/27/2031(2)		9,525,000	9,686,304
3.88%, 10/27/2027(2)		11,555,000	12,708,189
4.00%, 04/16/2025(2)		4,450,000	4,858,332
4.00%, 03/27/2027(2)		1,000,000	1,108,353
4.13%, 03/12/2024(2)		4,920,000	5,303,993
4.88%, 03/12/2029(2)		8,160,000	9,489,528
Hudbay Minerals, Inc.
4.50%, 04/01/2026(2)		1,345,000	1,350,044
6.13%, 04/01/2029(2)		1,890,000	2,012,850
Huntsman International LLC
2.95%, 06/15/2031		1,800,000	1,825,702
ICL Group Ltd.
6.38%, 05/31/2038(2)		10,200,000	12,954,000
IMCD NV
2.50%, 03/26/2025	EUR	1,000,000	1,236,476
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/2030(2)		$1,400,000	1,626,632
6.53%, 11/15/2028		200,000	245,000
6.53%, 11/15/2028(2)		1,800,000	2,205,000
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050(2)		5,860,000	6,091,237

	Principal Amount		Value
5.00%, 09/26/2048		9,965,000	12,887,074
LYB International Finance III LLC
4.20%, 10/15/2049		4,050,000	4,602,806
Methanex Corp.
5.13%, 10/15/2027		4,150,000	4,482,000
Newcrest Finance Pty Ltd.
3.25%, 05/13/2030(2)		2,260,000	2,428,660
Newmont Corp.
3.70%, 03/15/2023		430,000	448,882
Orbia Advance Corp. SAB de CV
2.88%, 05/11/2031(2)		9,280,000	9,338,000
4.00%, 10/04/2027(2)		1,255,000	1,375,794
Reliance Steel & Aluminum Co.
2.15%, 08/15/2030		960,000	945,790
Steel Dynamics, Inc.
3.25%, 01/15/2031		200,000	214,592
3.45%, 04/15/2030		7,590,000	8,256,764
Suzano Austria GmbH
3.75%, 01/15/2031		6,505,000	6,822,119
Syngenta Finance NV
4.44%, 04/24/2023(2)		200,000	211,139
4.89%, 04/24/2025(2)		550,000	609,442
5.18%, 04/24/2028(2)		500,000	571,399
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,562,697
6.88%, 11/21/2036		1,132,000	1,551,644
6.88%, 11/10/2039		316,000	442,011
Volcan Compania Minera SAA
4.38%, 02/11/2026(2)		1,290,000	1,277,100
Westlake Chemical Corp.
1.63%, 07/17/2029	EUR	2,025,000	2,509,195
3.60%, 08/15/2026		$1,925,000	2,098,015

Total Basic Materials			249,085,158

Communications – 4.56%
Alibaba Group Holding Ltd.
3.40%, 12/06/2027		2,590,000	2,830,128
Altice Financing SA
2.25%, 01/15/2025	EUR	2,700,000	3,105,511
3.00%, 01/15/2028		4,600,000	5,185,393
5.00%, 01/15/2028(2)		$700,000	686,119
Altice France SA
5.50%, 01/15/2028(2)		3,615,000	3,751,285
7.38%, 05/01/2026(2)		643,000	668,675
8.13%, 02/01/2027(2)		700,000	762,650
Amazon.com, Inc.
2.88%, 05/12/2041		10,000,000	10,317,561
AT&T, Inc.
1.65%, 02/01/2028		1,610,000	1,598,010
2.25%, 02/01/2032		9,366,000	9,192,353

	Principal Amount	Value
2.30%, 06/01/2027	12,975,000	13,420,079
2.55%, 12/01/2033(2)	42,476,000	42,078,500
2.75%, 06/01/2031	11,655,000	12,115,239
3.10%, 02/01/2043	5,980,000	5,859,506
3.30%, 02/01/2052	6,550,000	6,372,538
3.50%, 06/01/2041	6,608,000	6,864,170
3.50%, 09/15/2053(2)	24,964,000	25,080,595
3.50%, 02/01/2061	7,324,000	7,225,099
3.65%, 06/01/2051	6,235,000	6,472,875
3.80%, 12/01/2057(2)	26,047,000	27,137,912
3.85%, 06/01/2060	6,797,000	7,163,718
4.30%, 02/15/2030	9,630,000	11,130,598
4.30%, 12/15/2042	2,000,000	2,277,206
4.35%, 03/01/2029	7,181,000	8,314,571
4.50%, 05/15/2035	1,637,000	1,921,543
4.50%, 03/09/2048	6,420,000	7,571,441
4.75%, 05/15/2046	1,950,000	2,368,325
5.25%, 03/01/2037	6,052,000	7,624,188
Baidu, Inc.
2.88%, 07/06/2022	5,105,000	5,213,535
3.88%, 09/29/2023	11,655,000	12,384,807
4.38%, 03/29/2028	2,500,000	2,840,685
Bharti Airtel Ltd.
3.25%, 06/03/2031(2)	4,410,000	4,374,831
Booking Holdings, Inc.
4.63%, 04/13/2030	18,790,000	22,421,654
C&W Senior Financing DAC
6.88%, 09/15/2027(2)	600,000	640,290
CCO Holdings LLC
4.25%, 02/01/2031(2)	12,100,000	12,326,875
4.50%, 08/15/2030(2)	1,660,000	1,728,415
4.50%, 05/01/2032	185,000	191,706
4.50%, 06/01/2033(2)	7,428,000	7,600,775
5.38%, 06/01/2029(2)	1,370,000	1,497,547
Charter Communications Operating LLC
2.30%, 02/01/2032	10,000,000	9,614,219
2.80%, 04/01/2031	9,935,000	10,156,665
3.70%, 04/01/2051	36,255,000	35,858,608
3.75%, 02/15/2028	19,855,000	21,897,218
3.85%, 04/01/2061	29,795,000	29,243,693
3.90%, 06/01/2052	8,900,000	9,062,038
4.20%, 03/15/2028	10,000,000	11,316,784
4.40%, 12/01/2061	12,000,000	12,893,824
4.80%, 03/01/2050	7,125,000	8,183,411
5.38%, 04/01/2038	980,000	1,204,202
5.38%, 05/01/2047	6,800,000	8,332,790
5.75%, 04/01/2048	6,670,000	8,489,181
6.48%, 10/23/2045	1,015,000	1,397,839
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027(2)	1,335,000	1,368,669

	Principal Amount		Value
Comcast Corp.
3.25%, 11/01/2039		5,115,000	5,440,501
CommScope Technologies LLC
5.00%, 03/15/2027(2)		835,000	854,831
CommScope, Inc.
6.00%, 03/01/2026(2)		2,205,000	2,327,818
7.13%, 07/01/2028(2)		3,740,000	4,053,225
Connect Finco SARL
6.75%, 10/01/2026(2)		646,000	683,145
Crown Castle Towers LLC
3.22%, 05/15/2022(2)		700,000	701,437
3.66%, 05/15/2025(2)		1,300,000	1,388,317
CSC Holdings LLC
5.38%, 02/01/2028(2)		530,000	560,713
5.50%, 04/15/2027(2)		2,300,000	2,415,115
6.50%, 02/01/2029(2)		660,000	731,016
Diamond Sports Group LLC
5.38%, 08/15/2026(2)		13,000,000	8,417,500
Expedia Group, Inc.
2.95%, 03/15/2031		27,370,000	27,734,401
3.25%, 02/15/2030		8,125,000	8,486,943
4.63%, 08/01/2027		1,800,000	2,034,262
6.25%, 05/01/2025(2)		6,780,000	7,886,868
Frontier Communications Holdings LLC
5.00%, 05/01/2028(2)		3,600,000	3,721,788
HKT Capital No 2 Ltd.
3.63%, 04/02/2025		605,000	646,624
HKT Capital No 4 Ltd.
3.00%, 07/14/2026		12,895,000	13,664,335
iHeartCommunications, Inc.
4.75%, 01/15/2028(2)		785,000	807,569
5.25%, 08/15/2027(2)		3,710,000	3,878,434
6.38%, 05/01/2026		5,266,000	5,601,707
8.38%, 05/01/2027		8,029,000	8,601,066
Informa Plc
2.13%, 10/06/2025	EUR	6,700,000	8,460,093
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)(6)		$710,000	234,300
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(6)		12,702,000	7,271,895
8.00%, 02/15/2024(2)(6)		10,156,000	10,488,812
8.50%, 10/15/2024(2)(6)		18,280,000	10,785,200
9.75%, 07/15/2025(2)(6)		15,687,000	9,137,677
Intelsat Luxembourg SA
7.75%, 06/01/2049(6)		8,455,000	279,015
Level 3 Financing, Inc.
3.88%, 11/15/2029(2)		13,170,000	14,105,465
4.63%, 09/15/2027(2)		510,000	529,339
Lumen Technologies, Inc.

	Principal Amount		Value
4.00%, 02/15/2027(2)		1,158,000	1,181,160
Motorola Solutions, Inc.
2.30%, 11/15/2030		7,753,000	7,613,702
NBN Co. Ltd.
2.63%, 05/05/2031(2)		6,460,000	6,617,172
Netflix, Inc.
3.63%, 05/15/2027	EUR	15,245,000	20,785,308
3.63%, 06/15/2030		12,461,000	17,553,449
3.88%, 11/15/2029		2,000,000	2,854,693
4.63%, 05/15/2029		5,400,000	7,995,809
4.88%, 04/15/2028		$1,445,000	1,679,812
4.88%, 06/15/2030(2)		8,430,000	10,025,799
5.38%, 11/15/2029(2)		1,056,000	1,282,614
5.88%, 11/15/2028		1,385,000	1,699,991
6.38%, 05/15/2029		1,635,000	2,088,304
Nokia OYJ
3.38%, 06/12/2022		280,000	285,347
4.38%, 06/12/2027		4,255,000	4,700,116
NTT Finance Corp.
1.59%, 04/03/2028(2)		8,740,000	8,714,956
2.07%, 04/03/2031(2)		1,170,000	1,185,901
Ooredoo International Finance Ltd.
2.63%, 04/08/2031(2)		7,865,000	7,957,178
SES GLOBAL Americas Holdings GP
5.30%, 03/25/2044(2)		10,000,000	11,662,706
Sinclair Television Group, Inc.
4.13%, 12/01/2030(2)		5,050,000	4,961,625
Sirius XM Radio, Inc.
4.00%, 07/15/2028(2)		1,175,000	1,210,250
4.63%, 07/15/2024(2)		275,000	282,260
5.00%, 08/01/2027(2)		1,385,000	1,451,134
5.38%, 07/15/2026(2)		510,000	526,575
5.50%, 07/01/2029(2)		115,000	125,315
Sprint Capital Corp.
6.88%, 11/15/2028		3,445,000	4,418,212
Sprint Communications, Inc.
6.00%, 11/15/2022		4,570,000	4,838,487
11.50%, 11/15/2021		700,000	726,101
Sprint Corp.
7.13%, 06/15/2024		11,500,000	13,268,125
7.25%, 09/15/2021		19,338,000	19,623,816
7.63%, 02/15/2025		11,900,000	14,138,747
7.63%, 03/01/2026		137,000	167,140
7.88%, 09/15/2023		28,058,000	31,876,020
Sprint Spectrum Co. LLC
3.36%, 09/20/2021(2)		1,112,938	1,119,081
4.74%, 03/20/2025(2)		40,079,063	42,999,223
5.15%, 03/20/2028(2)		38,628,000	44,410,612
Telefonica Emisiones SA
5.21%, 03/08/2047		8,450,000	10,547,921

	Principal Amount		Value
5.52%, 03/01/2049		10,675,000	13,890,443
Tencent Holdings Ltd.
1.81%, 01/26/2026		5,757,000	5,846,061
3.58%, 04/11/2026		5,678,000	6,197,423
3.84%, 04/22/2051(2)		16,095,000	17,328,226
3.94%, 04/22/2061(2)		15,200,000	16,789,312
Time Warner Cable LLC
4.50%, 09/15/2042		13,975,000	15,533,865
5.50%, 09/01/2041		11,204,000	13,887,129
T-Mobile USA, Inc.
2.05%, 02/15/2028		2,720,000	2,761,262
2.25%, 02/15/2026		10,909,000	10,990,818
2.25%, 02/15/2026(2)		13,200,000	13,299,000
2.55%, 02/15/2031		10,666,000	10,785,459
3.38%, 04/15/2029(2)		5,800,000	5,985,563
3.38%, 04/15/2029		18,720,000	19,318,920
3.50%, 04/15/2025		11,245,000	12,187,837
3.50%, 04/15/2031(2)		5,800,000	6,000,390
3.50%, 04/15/2031		13,495,000	13,961,252
3.75%, 04/15/2027		41,685,000	46,061,925
3.88%, 04/15/2030		36,925,000	41,275,503
4.50%, 02/01/2026		1,238,000	1,261,671
4.50%, 04/15/2050		2,613,000	3,111,386
4.75%, 02/01/2028		3,143,000	3,366,939
Uber Technologies, Inc.
6.25%, 01/15/2028(2)		7,305,000	7,861,714
7.50%, 09/15/2027(2)		1,395,000	1,533,077
United Group BV
4.88%, 07/01/2024	EUR	8,500,000	10,187,223
Univision Communications, Inc.
5.13%, 02/15/2025(2)		$7,686,000	7,841,257
6.63%, 06/01/2027(2)		6,678,000	7,235,947
Verizon Communications, Inc.
1.75%, 01/20/2031		30,000,000	28,750,144
2.10%, 03/22/2028		10,040,000	10,249,989
2.55%, 03/21/2031		25,540,000	26,105,074
2.65%, 11/20/2040		5,480,000	5,273,498
2.88%, 11/20/2050		2,071,000	1,967,279
2.99%, 10/30/2056		14,710,000	13,827,954
3.00%, 11/20/2060		13,329,000	12,441,143
3.55%, 03/22/2051		15,330,000	16,378,062
4.52%, 09/15/2048		895,000	1,107,170
4.75%, 11/01/2041		685,000	864,157
4.86%, 08/21/2046		1,175,000	1,520,202
ViacomCBS, Inc.
4.20%, 05/19/2032		2,355,000	2,717,964
4.95%, 01/15/2031		10,430,000	12,571,473
Virgin Media Secured Finance Plc
4.50%, 08/15/2030(2)		8,680,000	8,745,100

	Principal Amount	Value
5.50%, 08/15/2026(2)	1,285,000	1,325,156
5.50%, 05/15/2029(2)	6,899,000	7,416,425
Vmed O2 UK Financing I Plc
4.25%, 01/31/2031(2)	2,915,000	2,863,879
Vodafone Group Plc
4.25%, 09/17/2050	3,955,000	4,619,462
4.38%, 05/30/2028	8,820,000	10,260,044
4.88%, 06/19/2049	6,963,000	8,782,115
5.25%, 05/30/2048	15,065,000	19,850,632
Walt Disney Co.
3.60%, 01/13/2051	7,500,000	8,501,304
Windstream Escrow LLC
7.75%, 08/15/2028(2)	222,000	228,660
Ziggo BV
5.50%, 01/15/2027(2)	5,255,000	5,459,945

Total Communications		1,490,166,554

Consumer, Cyclical – 3.18%
7-Eleven, Inc.
0.80%, 02/10/2024(2)	24,535,000	24,474,252
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)	1,309,334	1,325,981
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)	11,170,754	10,890,077
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(2)	1,484,445	1,642,415
Alimentation Couche-Tard, Inc.
3.55%, 07/26/2027(2)	3,000,000	3,297,097
3.80%, 01/25/2050(2)	4,513,000	4,836,819
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	491,150	487,742
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	7,496,454	7,335,381
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	363,225	356,899
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)	2,891,700	2,834,512
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	2,448,382	2,363,569
American Airlines 2017-2 Class A Pass Through Trust
3.60%, 10/15/2029	196,844	194,468
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	1,313,244	1,273,460
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028	10,568,445	10,075,983
American Airlines, Inc.
5.50%, 04/20/2026(2)	2,130,000	2,255,137
5.75%, 04/20/2029(2)	3,898,000	4,214,712
American Honda Finance Corp.
0.55%, 07/12/2024	47,945,000	47,789,665
AutoNation, Inc.

	Principal Amount		Value
4.75%, 06/01/2030		1,030,000	1,218,185
AutoZone, Inc.
3.63%, 04/15/2025		5,645,000	6,178,000
4.00%, 04/15/2030		8,465,000	9,621,032
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(2)		1,996,838	2,086,622
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)		2,951,158	2,954,449
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(2)		385,966	392,614
Caesars Entertainment, Inc.
6.25%, 07/01/2025(2)		5,600,000	5,936,000
Caesars Resort Collection LLC
5.75%, 07/01/2025(2)		1,100,000	1,159,125
Carnival Corp.
11.50%, 04/01/2023(2)		2,025,000	2,278,935
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022		2,222,572	2,272,762
Daimler Finance North America LLC
1.06% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)		4,620,000	4,644,234
1.45%, 03/02/2026(2)		7,990,000	8,025,742
2.45%, 03/02/2031(2)		3,005,000	3,078,777
Delta Air Lines, Inc.
3.63%, 03/15/2022		3,757,000	3,809,881
7.00%, 05/01/2025(2)		6,960,000	8,122,239
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,234,000	4,352,552
Dillard’s, Inc.
7.00%, 12/01/2028		380,000	454,445
7.75%, 07/15/2026		135,000	163,605
7.75%, 05/15/2027		85,000	102,737
Dollar General Corp.
3.50%, 04/03/2030		3,125,000	3,433,043
Ferguson Finance Plc
3.25%, 06/02/2030(2)		1,720,000	1,856,319
Ford Motor Co.
9.00%, 04/22/2025		445,000	548,627
9.63%, 04/22/2030		175,000	251,125
Ford Motor Credit Co. LLC
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(5)	EUR	610,000	722,228
0.00% (3 Month EURIBOR + 0.42%), 12/07/2022(1)(5)		2,600,000	3,062,541
0.16% (3 Month EURIBOR + 0.70%), 12/01/2024(1)(5)		2,000,000	2,306,284
0.19% (3 Month EURIBOR + 0.73%), 11/15/2023(1)(5)		1,600,000	1,869,144
1.07% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		$3,390,000	3,385,672
1.39% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	498,125
1.42% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		350,000	349,155
1.51%, 02/17/2023	EUR	1,400,000	1,684,951
1.74%, 07/19/2024		2,200,000	2,644,597
2.33%, 11/25/2025		1,400,000	1,714,885

	Principal Amount		Value
2.39%, 02/17/2026		300,000	368,914
2.75%, 06/14/2024	GBP	200,000	280,458
2.98%, 08/03/2022		$800,000	811,000
3.02%, 03/06/2024	EUR	4,400,000	5,467,856
3.09%, 01/09/2023		$22,700,000	23,154,000
3.10%, 05/04/2023		3,600,000	3,672,000
3.22%, 01/09/2022		8,485,000	8,575,789
3.25%, 09/15/2025	EUR	3,090,000	3,925,025
3.34%, 03/28/2022		$33,362,000	33,852,421
3.35%, 11/01/2022		4,100,000	4,202,090
3.37%, 11/17/2023		1,000,000	1,036,682
3.38%, 11/13/2025		1,800,000	1,866,510
3.55%, 10/07/2022		4,200,000	4,310,250
3.66%, 09/08/2024		5,850,000	6,131,619
3.81%, 01/09/2024		2,900,000	3,032,327
3.81%, 10/12/2021		4,810,000	4,846,075
4.25%, 09/20/2022		2,100,000	2,168,397
4.38%, 08/06/2023		2,000,000	2,112,000
4.39%, 01/08/2026		3,400,000	3,672,000
4.54%, 03/06/2025	GBP	1,800,000	2,667,348
5.13%, 06/16/2025		$2,500,000	2,753,125
5.58%, 03/18/2024		3,000,000	3,285,600
5.60%, 01/07/2022		18,964,000	19,353,141
5.88%, 08/02/2021		8,300,000	8,342,330
Gap, Inc.
8.38%, 05/15/2023(2)		1,225,000	1,380,207
8.63%, 05/15/2025(2)		5,413,000	5,938,061
8.88%, 05/15/2027(2)		2,759,000	3,192,715
General Motors Co.
1.03% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	3,003,996
5.20%, 04/01/2045		28,550,000	35,286,921
5.40%, 04/01/2048		1,330,000	1,694,066
6.25%, 10/02/2043		65,000	89,732
General Motors Financial Co., Inc.
1.05%, 03/08/2024		5,995,000	6,029,381
3.15%, 06/30/2022		3,715,000	3,804,008
3.45%, 04/10/2022		1,470,000	1,497,066
4.00%, 10/06/2026		1,590,000	1,755,389
4.20%, 11/06/2021		2,110,000	2,137,635
4.30%, 07/13/2025		540,000	596,773
4.35%, 04/09/2025		4,495,000	4,966,943
4.38%, 09/25/2021		8,020,000	8,094,518
5.10%, 01/17/2024		13,185,000	14,515,409
Genm Capital Labuan Ltd.
3.88%, 04/19/2031(2)		10,990,000	10,940,105
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029(2)		1,500,000	1,570,500
Hasbro, Inc.
3.55%, 11/19/2026		5,270,000	5,776,530
Hilton Domestic Operating Co., Inc.

	Principal Amount		Value
3.63%, 02/15/2032(2)		7,388,000	7,295,650
3.75%, 05/01/2029(2)		18,012,000	18,192,120
4.00%, 05/01/2031(2)		16,300,000	16,444,581
Hyatt Hotels Corp.
3.13% (3 Month LIBOR USD + 3.00%), 09/01/2022(1)		5,000,000	5,018,930
Hyundai Capital America
0.80%, 04/03/2023(2)		27,900,000	27,894,886
1.15%, 11/10/2022(2)		30,000,000	30,199,772
1.80%, 10/15/2025(2)		5,395,000	5,473,916
2.38%, 02/10/2023(2)		4,575,000	4,696,009
InterContinental Hotels Group Plc
2.13%, 08/24/2026	GBP	400,000	562,652
2.13%, 05/15/2027	EUR	200,000	255,218
JetBlue 2019-1 Class AA Pass Through Trust
2.75%, 05/15/2032		$657,325	675,014
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/2032		3,385,485	3,732,219
JMH Co. Ltd.
2.50%, 04/09/2031		7,704,000	7,797,292
L Brands, Inc.
6.63%, 10/01/2030(2)		3,790,000	4,386,925
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,200,000	1,259,436
3.50%, 08/18/2026		1,965,000	2,089,279
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,941,336
4.88%, 12/15/2023		510,000	555,130
Lithia Motors, Inc.
3.88%, 06/01/2029(2)		3,540,000	3,669,387
Magic Mergeco, Inc.
5.25%, 05/01/2028(2)		8,945,000	9,176,944
Magna International, Inc.
4.15%, 10/01/2025		665,000	742,857
Marriott International, Inc.
2.85%, 04/15/2031		7,650,000	7,768,503
3.13%, 02/15/2023		1,360,000	1,396,544
3.50%, 10/15/2032		6,200,000	6,586,273
4.63%, 06/15/2030		11,174,000	12,869,120
5.75%, 05/01/2025		13,280,000	15,329,095
Marriott International, Inc./MD
3.75%, 10/01/2025		880,000	948,050
Marriott Ownership Resorts, Inc.
4.50%, 06/15/2029(2)		745,000	755,244
6.13%, 09/15/2025(2)		590,000	627,436
MDC Holdings, Inc.
6.00%, 01/15/2043		7,970,000	10,270,939
Melco Resorts Finance Ltd.
5.38%, 12/04/2029(2)		2,900,000	3,059,500
Meritage Homes Corp.

	Principal Amount		Value
3.88%, 04/15/2029(2)		4,635,000	4,797,225
MGM China Holdings Ltd.
5.25%, 06/18/2025(2)		2,100,000	2,181,375
5.88%, 05/15/2026(2)		700,000	735,000
MGM Resorts International
7.75%, 03/15/2022		9,879,000	10,325,531
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50%, 06/20/2027(2)		9,040,000	9,953,040
Mitchells & Butlers Finance Plc
0.57% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		8,193,451	7,669,070
6.01%, 12/15/2028	GBP	296,658	450,386
NCL Corp. Ltd.
5.88%, 03/15/2026(2)		$1,420,000	1,487,450
New Red Finance, Inc.
4.25%, 05/15/2024(2)		66,000	66,726
Nissan Motor Acceptance Corp.
1.08% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		791,000	792,893
1.90%, 09/14/2021(2)		650,000	651,784
2.00%, 03/09/2026(2)		20,300,000	20,428,268
2.75%, 03/09/2028(2)		14,600,000	14,731,355
3.65%, 09/21/2021(2)		300,000	301,991
Nissan Motor Co. Ltd.
3.52%, 09/17/2025(2)		1,400,000	1,494,955
4.35%, 09/17/2027(2)		10,500,000	11,541,972
4.81%, 09/17/2030(2)		53,700,000	60,629,459
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028(2)		2,840,000	2,950,050
QVC, Inc.
4.38%, 03/15/2023		920,000	970,131
Ross Stores, Inc.
1.88%, 04/15/2031		5,120,000	4,957,419
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(2)		2,075,000	2,173,148
9.13%, 06/15/2023(2)		370,000	406,075
10.88%, 06/01/2023(2)		5,469,000	6,227,824
11.50%, 06/01/2025(2)		5,306,000	6,115,165
Sands China Ltd.
3.80%, 01/08/2026		2,000,000	2,135,940
4.38%, 06/18/2030		1,000,000	1,081,170
4.60%, 08/08/2023		4,200,000	4,460,820
5.13%, 08/08/2025		10,423,000	11,645,931
5.40%, 08/08/2028		2,000,000	2,321,540
Shea Homes LP
4.75%, 04/01/2029(2)		1,415,000	1,453,035
Southwest Airlines Co.
5.13%, 06/15/2027		1,458,000	1,715,295
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		41,960	42,719
Tenneco, Inc.
5.13%, 04/15/2029(2)		130,000	133,587

	Principal Amount	Value
Toyota Motor Credit Corp.
2.65%, 04/12/2022	17,580,000	17,915,801
Travel + Leisure Co.
4.25%, 03/01/2022	40,000	40,450
6.00%, 04/01/2027	6,035,000	6,629,870
6.60%, 10/01/2025	1,120,000	1,258,869
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	163,064	171,791
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	565,415	575,856
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	5,283,184	5,454,267
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	589,807	645,094
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028	1,428,747	1,422,584
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	893,828	895,820
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	14,560,245	16,155,784
United Airlines, Inc.
4.38%, 04/15/2026(2)	775,000	802,265
4.63%, 04/15/2029(2)	5,850,000	6,054,750
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023	1,228,172	1,296,263
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025	1,235,175	1,244,039
Vail Resorts, Inc.
6.25%, 05/15/2025(2)	330,000	353,225
Volkswagen Group of America Finance LLC
0.88%, 11/22/2023(2)	35,590,000	35,684,495
1.63%, 11/24/2027(2)	4,030,000	3,980,857
2.50%, 09/24/2021(2)	2,350,000	2,361,671
2.70%, 09/26/2022(2)	6,040,000	6,207,442
2.85%, 09/26/2024(2)	2,640,000	2,787,735
3.20%, 09/26/2026(2)	2,970,000	3,211,266
3.35%, 05/13/2025(2)	16,230,000	17,513,914
4.63%, 11/13/2025(2)	6,525,000	7,432,663
Wynn Las Vegas LLC
5.25%, 05/15/2027(2)	900,000	966,690
Wynn Macau Ltd.
5.13%, 12/15/2029(2)	600,000	618,000
5.50%, 01/15/2026(2)	2,600,000	2,725,164
5.50%, 10/01/2027(2)	2,000,000	2,080,000
Wynn Resorts Finance LLC
7.75%, 04/15/2025(2)	1,800,000	1,939,500
Yum! Brands, Inc.
4.75%, 01/15/2030(2)	750,000	811,883
7.75%, 04/01/2025(2)	1,050,000	1,141,875

	Principal Amount		Value
Total Consumer, Cyclical			1,041,062,182

Consumer, Non-cyclical – 5.10%
AA Bond Co. Ltd.
2.88%, 01/31/2022	GBP	5,547,000	7,705,469
4.88%, 07/31/2024		1,000,000	1,471,040
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,040,623
2.95%, 11/21/2026		27,000,000	29,023,552
3.20%, 11/21/2029		8,770,000	9,524,609
3.45%, 03/15/2022		29,820,000	30,322,844
3.80%, 03/15/2025		3,618,000	3,957,536
4.05%, 11/21/2039		8,254,000	9,586,407
4.25%, 11/14/2028		4,500,000	5,210,898
4.25%, 11/21/2049		11,305,000	13,549,205
4.40%, 11/06/2042		7,147,000	8,678,319
4.45%, 05/14/2046		2,355,000	2,843,947
4.50%, 05/14/2035		2,925,000	3,523,153
4.55%, 03/15/2035		3,300,000	4,005,243
4.70%, 05/14/2045		5,020,000	6,251,132
4.88%, 11/14/2048		8,355,000	10,762,066
Adani Ports & Special Economic Zone Ltd.
4.20%, 08/04/2027(2)		4,985,000	5,193,271
Aetna, Inc.
2.80%, 06/15/2023		2,000,000	2,081,528
3.50%, 11/15/2024		3,370,000	3,645,680
Albertsons Companies, Inc.
7.50%, 03/15/2026(2)		1,640,000	1,799,900
Anheuser-Busch InBev Worldwide, Inc.
4.50%, 06/01/2050		17,795,000	21,656,343
4.60%, 04/15/2048		7,200,000	8,790,073
4.90%, 02/01/2046		4,455,000	5,638,916
Anthem, Inc.
1.50%, 03/15/2026		11,000,000	11,123,594
2.55%, 03/15/2031		2,000,000	2,061,066
3.65%, 12/01/2027		2,580,000	2,887,569
Ascension Health
3.95%, 11/15/2046		825,000	1,007,378
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)		4,585,000	4,780,046
Astrazeneca Finance LLC
1.75%, 05/28/2028		5,860,000	5,854,339
2.25%, 05/28/2031		1,895,000	1,922,200
AstraZeneca Plc
3.00%, 05/28/2051		4,610,000	4,752,722
Bacardi Ltd.
4.45%, 05/15/2025(2)		13,995,000	15,554,559
4.70%, 05/15/2028(2)		2,047,000	2,381,444
5.30%, 05/15/2048(2)		2,730,000	3,559,128
Baptist Healthcare System Obligated Group
3.54%, 08/15/2050		8,700,000	9,368,288

	Principal Amount	Value
BAT Capital Corp.
2.73%, 03/25/2031	29,370,000	28,996,333
3.56%, 08/15/2027	17,990,000	19,264,633
4.39%, 08/15/2037	1,020,000	1,099,848
4.54%, 08/15/2047	10,555,000	11,224,413
4.70%, 04/02/2027	4,000,000	4,520,012
BAT International Finance Plc
1.67%, 03/25/2026	1,870,000	1,868,952
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	1,395,000	1,516,226
Bausch Health Companies, Inc.
4.88%, 06/01/2028(2)	570,000	583,395
7.25%, 05/30/2029(2)	2,120,000	2,166,449
Bayer US Finance II LLC
2.75%, 07/15/2021(2)	3,100,000	3,102,435
2.85%, 04/15/2025(2)	8,635,000	8,969,954
3.38%, 07/15/2024(2)	915,000	974,917
4.25%, 12/15/2025(2)	5,060,000	5,638,593
4.38%, 12/15/2028(2)	6,085,000	6,971,330
4.40%, 07/15/2044(2)	4,200,000	4,791,527
4.88%, 06/25/2048(2)	11,025,000	13,842,851
Bayer US Finance LLC
3.38%, 10/08/2024(2)	5,000,000	5,370,850
Becton Dickinson & Co.
1.96%, 02/11/2031	7,035,000	6,864,003
2.82%, 05/20/2030	31,645,000	33,144,176
3.36%, 06/06/2024	1,907,000	2,043,140
3.70%, 06/06/2027	9,547,000	10,608,442
3.73%, 12/15/2024	1,560,000	1,698,760
3.79%, 05/20/2050	5,285,000	5,909,311
4.67%, 06/06/2047	3,490,000	4,347,854
7.00%, 08/01/2027	361,000	466,807
Block Financial LLC
2.50%, 07/15/2028	9,800,000	9,839,881
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	4,000,000	4,142,274
Cardinal Health, Inc.
3.75%, 09/15/2025	3,935,000	4,327,935
4.37%, 06/15/2047	4,120,000	4,613,406
4.50%, 11/15/2044	905,000	1,035,722
4.90%, 09/15/2045	960,000	1,147,158
Centene Corp.
2.45%, 07/15/2028	34,638,000	35,105,613
2.50%, 03/01/2031	17,385,000	17,145,956
3.00%, 10/15/2030	18,908,000	19,423,810
3.38%, 02/15/2030	7,485,000	7,824,220
4.25%, 12/15/2027	9,430,000	9,936,863
4.63%, 12/15/2029	4,275,000	4,701,517
5.38%, 06/01/2026(2)	3,100,000	3,239,500

	Principal Amount	Value
5.38%, 08/15/2026(2)	5,000,000	5,225,000
China Mengniu Dairy Co. Ltd.
2.50%, 06/17/2030	1,870,000	1,863,002
Chobani LLC
4.63%, 11/15/2028(2)	4,020,000	4,165,725
Cigna Corp.
2.38%, 03/15/2031	5,735,000	5,815,367
3.40%, 03/01/2027	6,858,000	7,520,812
3.40%, 03/15/2051	2,368,000	2,472,311
4.38%, 10/15/2028	24,030,000	27,947,665
4.50%, 02/25/2026	16,415,000	18,681,955
4.80%, 08/15/2038	2,350,000	2,926,757
CommonSpirit Health
1.55%, 10/01/2025	3,450,000	3,479,532
2.78%, 10/01/2030	7,175,000	7,445,516
3.35%, 10/01/2029	3,390,000	3,671,460
3.91%, 10/01/2050	8,700,000	9,562,409
Community Health Systems, Inc.
4.75%, 02/15/2031(2)	6,600,000	6,624,750
5.63%, 03/15/2027(2)	17,710,000	18,905,425
6.00%, 01/15/2029(2)	3,730,000	3,991,100
6.63%, 02/15/2025(2)	3,869,000	4,091,429
8.00%, 03/15/2026(2)	4,312,000	4,646,180
Constellation Brands, Inc.
3.75%, 05/01/2050	5,000,000	5,533,059
CoStar Group, Inc.
2.80%, 07/15/2030(2)	11,000,000	11,174,466
CVS Health Corp.
1.30%, 08/21/2027	14,125,000	13,855,294
1.88%, 02/28/2031	4,335,000	4,204,766
2.70%, 08/21/2040	1,640,000	1,589,680
3.25%, 08/15/2029	6,270,000	6,803,208
4.30%, 03/25/2028	10,000,000	11,489,067
4.75%, 12/01/2022(2)	56,000	58,722
5.05%, 03/25/2048	35,290,000	45,837,323
5.13%, 07/20/2045	2,250,000	2,926,463
CVS Pass-Through Trust
5.77%, 01/10/2033(2)	60,898	72,181
5.77%, 01/10/2033	2,236,289	2,650,620
6.04%, 12/10/2028	1,193,895	1,398,126
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)	9,992,070	11,129,607
DP World Crescent Ltd.
4.85%, 09/26/2028	1,250,000	1,436,830
Elanco Animal Health, Inc.
5.27%, 08/28/2023	2,840,000	3,054,676
Element Fleet Management Corp.
1.60%, 04/06/2024(2)	2,195,000	2,230,710
Equifax, Inc.
3.60%, 08/15/2021	2,285,000	2,294,084

	Principal Amount		Value
ERAC USA Finance LLC
3.80%, 11/01/2025(2)		4,605,000	5,083,175
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050		8,105,000	8,524,515
Ford Foundation
2.82%, 06/01/2070		880,000	882,940
Fresenius Medical Care US Finance III, Inc.
1.88%, 12/01/2026(2)		18,645,000	18,645,534
2.38%, 02/16/2031(2)		20,000,000	19,512,300
3.00%, 12/01/2031(2)		8,600,000	8,772,819
Gilead Sciences, Inc.
4.60%, 09/01/2035		9,201,000	11,258,017
GlaxoSmithKline Capital Plc
0.53%, 10/01/2023		35,910,000	36,039,513
Greene King Finance Plc
4.06%, 03/15/2035	GBP	3,491,235	5,264,430
5.11%, 03/15/2034		450,000	717,994
Hackensack Meridian Health, Inc.
2.88%, 09/01/2050		$5,750,000	5,670,067
HCA, Inc.
3.50%, 09/01/2030		8,364,000	8,910,755
4.13%, 06/15/2029		26,998,000	30,401,806
4.50%, 02/15/2027		5,000,000	5,650,375
5.00%, 03/15/2024		9,880,000	10,916,658
5.25%, 04/15/2025		6,314,000	7,223,649
5.25%, 06/15/2049		29,940,000	38,164,276
5.88%, 05/01/2023		844,000	917,175
7.58%, 09/15/2025		1,322,000	1,593,010
7.69%, 06/15/2025		840,000	1,020,558
Hologic, Inc.
4.63%, 02/01/2028(2)		3,215,000	3,375,750
Humana, Inc.
3.15%, 12/01/2022		1,302,000	1,342,539
3.85%, 10/01/2024		4,014,000	4,353,846
3.95%, 03/15/2027		6,255,000	7,013,469
4.88%, 04/01/2030		14,535,000	17,535,770
IHS Markit Ltd.
4.00%, 03/01/2026(2)		6,401,000	7,095,509
4.25%, 05/01/2029		2,585,000	2,991,362
4.75%, 02/15/2025(2)		5,920,000	6,627,440
4.75%, 08/01/2028		3,425,000	4,038,418
5.00%, 11/01/2022(2)		10,211,000	10,696,419
Illumina, Inc.
2.55%, 03/23/2031		11,640,000	11,815,743
Imperial Brands Finance Plc
3.13%, 07/26/2024(2)		10,790,000	11,357,875
3.50%, 07/26/2026(2)		8,675,000	9,286,691
4.25%, 07/21/2025(2)		4,170,000	4,593,871
Integris Baptist Medical Center, Inc.

	Principal Amount		Value
3.88%, 08/15/2050		7,000,000	7,895,306
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	120,057
2.88%, 06/15/2028		4,000,000	4,885,669
JBS USA LUX SA
3.75%, 12/01/2031(2)		$3,090,000	3,161,843
5.50%, 01/15/2030(2)		5,532,000	6,186,878
6.50%, 04/15/2029(2)		6,985,000	7,849,464
6.75%, 02/15/2028(2)		2,130,000	2,340,338
Kimberly-Clark de Mexico SAB de CV
2.43%, 07/01/2031(2)		8,765,000	8,678,139
Kraft Heinz Foods Co.
3.00%, 06/01/2026		1,691,000	1,800,804
3.88%, 05/15/2027		23,873,000	26,231,018
4.25%, 03/01/2031		11,316,000	12,854,849
4.38%, 06/01/2046		21,930,000	24,851,048
4.88%, 10/01/2049		7,855,000	9,535,588
5.00%, 06/04/2042		7,936,000	9,690,637
5.50%, 06/01/2050		1,086,000	1,409,359
Kroger Co.
5.40%, 01/15/2049		3,561,000	4,857,248
Mass General Brigham, Inc.
3.34%, 07/01/2060		3,500,000	3,835,712
Massachusetts Institute of Technology
4.68%, 07/01/2114		45,000	65,436
5.60%, 07/01/2111		72,000	122,653
Molina Healthcare, Inc.
3.88%, 11/15/2030(2)		2,706,000	2,817,623
4.38%, 06/15/2028(2)		4,418,000	4,605,765
5.38%, 11/15/2022		1,913,000	2,001,476
Mylan, Inc.
5.20%, 04/15/2048		1,145,000	1,408,985
Natura Cosmeticos SA
4.13%, 05/03/2028(2)		5,270,000	5,401,750
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)		8,095,000	8,726,491
Nestle Holdings, Inc.
0.38%, 01/15/2024(2)		48,380,000	48,144,810
New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,975,959
Organon & Co.
4.13%, 04/30/2028(2)		6,785,000	6,919,343
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/2028(2)		566,000	618,214
7.38%, 06/01/2025(2)		230,000	246,963
PepsiCo, Inc.
0.40%, 10/07/2023		2,043,000	2,044,993
PerkinElmer, Inc.
2.55%, 03/15/2031		12,115,000	12,422,799
3.30%, 09/15/2029		1,865,000	2,017,045

	Principal Amount		Value
Perrigo Finance Unlimited Co.
3.15%, 06/15/2030		7,590,000	7,755,468
3.90%, 12/15/2024		9,225,000	9,935,373
4.38%, 03/15/2026		13,577,000	14,941,075
Pilgrim’s Pride Corp.
5.88%, 09/30/2027(2)		530,000	564,450
Pomona College
2.89%, 01/01/2051		3,570,000	3,680,791
Post Holdings, Inc.
4.50%, 09/15/2031(2)		2,500,000	2,495,875
4.63%, 04/15/2030(2)		2,710,000	2,755,609
5.75%, 03/01/2027(2)		3,220,000	3,368,925
Prime Security Services Borrower LLC
5.75%, 04/15/2026(2)		1,360,000	1,502,351
Reynolds American, Inc.
4.45%, 06/12/2025		10,905,000	12,080,299
5.70%, 08/15/2035		6,650,000	8,030,756
5.85%, 08/15/2045		9,235,000	11,307,846
Rockefeller Foundation
2.49%, 10/01/2050		7,900,000	7,690,645
Shanghai Port Group BVI Development 2 Co. Ltd.
2.38%, 07/13/2030		1,910,000	1,917,717
Shanghai Port Group BVI Development Co. Ltd.
2.85%, 09/11/2029		3,765,000	3,933,766
3.38%, 06/18/2029		4,690,000	5,073,457
Shift4 Payments LLC
4.63%, 11/01/2026(2)		1,140,000	1,189,875
Smithfield Foods, Inc.
3.00%, 10/15/2030(2)		925,000	932,609
4.25%, 02/01/2027(2)		1,290,000	1,410,096
Sutter Health
3.16%, 08/15/2040		4,700,000	4,933,430
3.36%, 08/15/2050		11,400,000	12,098,326
Tenet Healthcare Corp.
4.63%, 07/15/2024		61,000	61,897
4.63%, 09/01/2024(2)		4,500,000	4,618,620
7.50%, 04/01/2025(2)		2,325,000	2,511,302
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,356,750
Teva Pharmaceutical Finance Netherlands II BV
1.25%, 03/31/2023	EUR	300,000	347,721
3.25%, 04/15/2022		1,300,000	1,554,886
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$11,174,000	11,169,530
2.80%, 07/21/2023		4,490,000	4,474,240
3.15%, 10/01/2026		10,685,000	10,164,106
4.10%, 10/01/2046		7,075,000	6,199,469
7.13%, 01/31/2025		745,000	821,363
Transurban Finance Co. Pty Ltd.

	Principal Amount	Value
2.45%, 03/16/2031(2)	2,915,000	2,931,597
3.38%, 03/22/2027(2)	2,635,000	2,855,419
Unilever Capital Corp.
2.60%, 05/05/2024	28,544,000	30,097,559
3.00%, 03/07/2022	5,625,000	5,733,782
UnitedHealth Group, Inc.
2.00%, 05/15/2030	17,695,000	17,826,691
3.05%, 05/15/2041	5,225,000	5,472,315
3.88%, 12/15/2028	1,070,000	1,230,540
3.88%, 08/15/2059	1,367,000	1,621,256
4.20%, 01/15/2047	1,288,000	1,571,110
Universal Health Services, Inc.
5.00%, 06/01/2026(2)	7,497,000	7,684,425
US Renal Care, Inc.
10.63%, 07/15/2027(2)	558,000	585,203
Utah Acquisition Sub, Inc.
5.25%, 06/15/2046	4,075,000	4,962,891
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835,000	4,349,904
Viatris, Inc.
4.00%, 06/22/2050(2)	4,035,000	4,267,130
Yili Holding Investment Ltd.
1.63%, 11/19/2025	14,000,000	13,946,848

Total Consumer, Non-cyclical		1,666,792,253

Diversified – 0.02%
CVS Pass-Through Trust Series 2013
4.70%, 01/10/2036(2)	4,503,127	5,103,032

Total Diversified		5,103,032

Energy – 2.58%
Aker BP ASA
2.88%, 01/15/2026(2)	1,685,000	1,774,778
3.00%, 01/15/2025(2)	1,645,000	1,726,637
3.75%, 01/15/2030(2)	15,485,000	16,709,633
4.00%, 01/15/2031(2)	14,110,000	15,498,208
Antero Resources Corp.
8.38%, 07/15/2026(2)	1,250,000	1,421,875
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	340,581
3.40%, 02/15/2031	8,651,000	9,182,516
4.95%, 12/15/2024	2,655,000	2,967,632
5.95%, 06/01/2026	8,415,000	9,976,394
BP Capital Markets America, Inc.
2.11%, 09/16/2021	5,210,000	5,221,733
Cameron LNG LLC
2.90%, 07/15/2031(2)	1,630,000	1,737,048
3.30%, 01/15/2035(2)	1,785,000	1,916,709
3.40%, 01/15/2038(2)	500,000	528,035
3.70%, 01/15/2039(2)	1,330,000	1,479,591
Canadian Natural Resources Ltd.
6.25%, 03/15/2038	1,345,000	1,797,945

	Principal Amount	Value
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	16,815,000	18,366,723
5.13%, 06/30/2027	1,300,000	1,511,623
5.88%, 03/31/2025	3,220,000	3,690,343
7.00%, 06/30/2024	2,800,000	3,207,490
Cheniere Energy, Inc.
4.63%, 10/15/2028(2)	5,005,000	5,280,275
Continental Resources, Inc.
3.80%, 06/01/2024	4,910,000	5,192,325
5.75%, 01/15/2031(2)	5,720,000	6,849,700
DCP Midstream Operating LP
6.75%, 09/15/2037(2)	1,830,000	2,200,575
8.13%, 08/16/2030	205,000	272,137
Diamondback Energy, Inc.
3.13%, 03/24/2031	3,525,000	3,653,155
3.25%, 12/01/2026	4,940,000	5,295,193
Energean Israel Finance Ltd.
5.38%, 03/30/2028(2)	4,950,000	5,086,125
5.88%, 03/30/2031(2)	6,495,000	6,673,613
Energy Transfer LP
2.90%, 05/15/2025	6,950,000	7,314,730
4.00%, 10/01/2027	6,885,000	7,574,692
4.05%, 03/15/2025	415,000	449,975
4.50%, 04/15/2024	985,000	1,072,399
4.75%, 01/15/2026	4,720,000	5,313,823
4.95%, 06/15/2028	7,845,000	9,063,946
5.00%, 05/15/2050	10,034,000	11,597,437
5.15%, 03/15/2045	2,700,000	3,122,729
5.25%, 04/15/2029	2,155,000	2,545,421
5.30%, 04/01/2044	600,000	691,814
5.35%, 05/15/2045	2,250,000	2,603,539
5.40%, 10/01/2047	19,719,000	23,362,032
5.50%, 06/01/2027	4,105,000	4,814,281
5.88%, 01/15/2024	3,180,000	3,523,771
6.00%, 06/15/2048	3,990,000	5,043,391
6.25%, 04/15/2049	7,520,000	9,868,092
6.50%, 02/01/2042	1,000,000	1,298,326
Energy Transfer Partners LP
4.50%, 11/01/2023	20,385,000	21,877,963
5.88%, 03/01/2022	1,521,000	1,553,538
ENI SpA
4.75%, 09/12/2028(2)	4,075,000	4,771,526
EQT Corp.
3.13%, 05/15/2026(2)	700,000	717,297
3.63%, 05/15/2031(2)	1,490,000	1,553,325
5.00%, 01/15/2029	1,355,000	1,510,784
8.50%, 02/01/2030	1,175,000	1,530,919
Exxon Mobil Corp.
3.45%, 04/15/2051	640,000	696,553

	Principal Amount		Value
4.23%, 03/19/2040		2,505,000	2,990,957
4.33%, 03/19/2050		12,045,000	14,950,448
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/2034(2)		1,711,000	1,679,002
2.94%, 09/30/2040(2)		9,830,000	9,757,367
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022		3,400,000	3,525,487
Gazprom PJSC Via Gaz Capital SA
4.95%, 07/19/2022		3,000,000	3,120,000
4.95%, 03/23/2027		20,900,000	23,324,400
6.51%, 03/07/2022		4,045,000	4,203,079
Gazprom PJSC via Gaz Finance Plc
2.95%, 04/15/2025	EUR	15,000,000	18,876,547
2.95%, 01/27/2029(2)		$28,600,000	28,028,000
3.00%, 06/29/2027		10,000,000	10,146,680
Gray Oak Pipeline LLC
2.00%, 09/15/2023(2)		510,000	520,172
2.60%, 10/15/2025(2)		1,575,000	1,617,917
3.45%, 10/15/2027(2)		1,420,000	1,492,466
Greenko Dutch BV
3.85%, 03/29/2026(2)		7,800,000	7,979,400
Hess Corp.
4.30%, 04/01/2027		4,305,000	4,791,313
5.60%, 02/15/2041		11,125,000	13,887,061
KazMunayGas National Co. JSC
3.50%, 04/14/2033(2)		600,000	621,989
3.50%, 04/14/2033		1,621,000	1,680,406
5.38%, 04/24/2030		1,367,000	1,634,112
5.75%, 04/19/2047		934,000	1,166,062
KazTransGas JSC
4.38%, 09/26/2027		600,000	666,060
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042		30,000	35,914
Kinder Morgan, Inc.
4.30%, 06/01/2025		14,500,000	16,144,254
5.05%, 02/15/2046		150,000	182,145
5.30%, 12/01/2034		2,450,000	3,026,162
5.55%, 06/01/2045		960,000	1,242,835
Leviathan Bond Ltd.
6.13%, 06/30/2025(2)		8,515,000	9,355,856
Lundin Energy Finance BV
2.00%, 07/15/2026(2)		7,715,000	7,727,347
3.10%, 07/15/2031(2)		5,635,000	5,692,116
MPLX LP
4.25%, 12/01/2027		5,655,000	6,408,133
NGL Energy Operating LLC
7.50%, 02/01/2026(2)		3,760,000	3,948,000
NGPL PipeCo LLC
4.88%, 08/15/2027(2)		4,268,000	4,888,307
Noble Finance Co.

	Principal Amount		Value
11.00%, 02/15/2028(2)(7)		24,887	27,376
11.00%, 02/15/2028(7)		34,836	38,320
NuStar Logistics LP
5.75%, 10/01/2025		2,345,000	2,550,187
Occidental Petroleum Corp.
1.61% (3 Month LIBOR USD + 1.45%), 08/15/2022(1)		313,000	311,446
2.90%, 08/15/2024		4,145,000	4,238,262
5.55%, 03/15/2026		2,820,000	3,116,100
8.00%, 07/15/2025		2,830,000	3,388,925
8.50%, 07/15/2027		1,705,000	2,146,936
8.88%, 07/15/2030		640,000	855,930
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021		12,608	12,482
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		22,691	22,407
ONEOK, Inc.
4.25%, 02/01/2022		470,000	475,987
Pertamina Persero PT
3.10%, 08/27/2030(2)		3,663,000	3,755,668
Petrobras Global Finance BV
6.25%, 12/14/2026	GBP	4,359,000	6,897,373
Petroleos de Venezuela SA
5.38%, 04/12/2027(6)		$2,052,000	87,210
5.50%, 04/12/2037(6)		2,500,000	106,250
6.00%, 05/16/2024(6)		2,312,000	98,260
6.00%, 11/15/2026(6)		4,600,000	195,500
9.00%, 11/17/2021(6)		200,000	8,600
9.75%, 05/17/2035(6)		830,000	35,275
Petroleos Mexicanos
5.35%, 02/12/2028		274,000	269,465
5.95%, 01/28/2031		8,650,000	8,403,475
6.49%, 01/23/2027		1,540,000	1,626,625
6.50%, 03/13/2027		1,566,000	1,652,913
6.50%, 01/23/2029		21,083,000	21,675,327
6.63%, 06/15/2035		940,000	907,805
6.75%, 09/21/2047		13,741,000	12,160,785
6.84%, 01/23/2030		7,010,000	7,223,805
6.95%, 01/28/2060		3,895,000	3,446,685
7.69%, 01/23/2050		3,502,000	3,370,675
Petronas Capital Ltd.
2.48%, 01/28/2032(2)		1,700,000	1,708,197
3.50%, 04/21/2030(2)		2,900,000	3,176,570
4.55%, 04/21/2050(2)		1,400,000	1,723,091
Plains All American Pipeline LP
3.55%, 12/15/2029		800,000	842,418
3.80%, 09/15/2030		4,120,000	4,408,639
4.30%, 01/31/2043		4,600,000	4,646,933
4.70%, 06/15/2044		4,880,000	5,169,880
4.90%, 02/15/2045		390,000	423,844

	Principal Amount	Value
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/2027	5,600,000	5,799,413
Reliance Industries Ltd.
3.67%, 11/30/2027	8,195,000	8,942,794
4.13%, 01/28/2025	1,385,000	1,512,323
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	218,717	241,683
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	205,033	241,685
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)	480,000	553,440
Rockies Express Pipeline LLC
4.95%, 07/15/2029(2)	5,700,000	5,878,410
6.88%, 04/15/2040(2)	3,535,000	3,738,263
Ruby Pipeline LLC
8.00%, 04/01/2022(2)	2,878,788	2,621,412
SA Global Sukuk Ltd.
2.69%, 06/17/2031(2)	11,400,000	11,541,360
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	10,255,000	11,834,803
5.00%, 03/15/2027	6,865,000	7,927,303
5.63%, 03/01/2025	15,539,000	17,760,103
5.75%, 05/15/2024	1,982,000	2,224,171
5.88%, 06/30/2026	6,040,000	7,149,890
6.25%, 03/15/2022	1,125,000	1,153,961
Santos Finance Ltd.
3.65%, 04/29/2031(2)	10,000,000	10,235,439
Saudi Arabian Oil Co.
1.63%, 11/24/2025	400,000	403,800
2.25%, 11/24/2030(2)	1,800,000	1,766,466
3.25%, 11/24/2050(2)	12,530,000	12,154,100
3.50%, 04/16/2029(2)	6,300,000	6,819,750
Southern Gas Corridor CJSC
6.88%, 03/24/2026	1,584,000	1,893,197
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	1,231,680
Tallgrass Energy Partners LP
7.50%, 10/01/2025(2)	2,785,000	3,049,575
Targa Resources Partners LP
4.88%, 02/01/2031(2)	325,000	351,813
6.88%, 01/15/2029	2,170,000	2,444,787
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032(2)	1,685,000	1,733,275
TC PipeLines LP
4.38%, 03/13/2025	3,330,000	3,666,094
Tengizchevroil Finance Co. International Ltd.
4.00%, 08/15/2026	5,100,000	5,535,336
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,450,709
Thaioil Treasury Center Co. Ltd.

	Principal Amount	Value
4.63%, 11/20/2028	1,020,000	1,163,473
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)	463,589	502,869
5.75%, 09/30/2039(2)	3,550,251	4,108,433
TransCanada PipeLines Ltd.
4.10%, 04/15/2030	8,355,000	9,601,148
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/2030	1,610,000	1,741,924
4.00%, 03/15/2028	5,410,000	6,121,030
4.60%, 03/15/2048	3,995,000	4,867,745
TransMontaigne Partners LP
6.13%, 02/15/2026	2,540,000	2,597,150
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)	1,151,700	1,192,010
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)	1,802,350	1,823,465
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)	2,280,000	2,291,400
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)	3,139,950	3,171,350
Transocean, Inc.
7.25%, 11/01/2025(2)	100,000	87,000
8.00%, 02/01/2027(2)	70,000	58,936
USA Compression Partners LP
6.88%, 09/01/2027	1,310,000	1,399,447
Valero Energy Corp.
2.15%, 09/15/2027	1,915,000	1,945,311
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	6,108,722
Williams Companies, Inc.
2.60%, 03/15/2031	13,680,000	13,853,377
3.35%, 08/15/2022	1,000,000	1,023,992
3.90%, 01/15/2025	125,000	136,688
4.00%, 09/15/2025	420,000	465,012
4.55%, 06/24/2024	6,990,000	7,700,958
4.85%, 03/01/2048	5,361,000	6,515,422
6.30%, 04/15/2040	1,323,000	1,813,437
Woodside Finance Ltd.
3.65%, 03/05/2025(2)	5,610,000	5,989,561
3.70%, 09/15/2026(2)	2,885,000	3,117,848
3.70%, 03/15/2028(2)	2,659,000	2,853,598
4.50%, 03/04/2029(2)	3,845,000	4,307,643

Total Energy		842,962,499

Financials – 12.09%
AerCap Ireland Capital DAC
3.50%, 05/26/2022	1,687,000	1,727,407
3.50%, 01/15/2025	6,586,000	6,979,624
3.65%, 07/21/2027	5,120,000	5,469,607
3.88%, 01/23/2028	10,445,000	11,179,975

	Principal Amount	Value
3.95%, 02/01/2022	12,762,000	12,977,572
4.13%, 07/03/2023	8,300,000	8,806,093
4.63%, 07/01/2022	450,000	467,928
4.88%, 01/16/2024	4,345,000	4,730,140
6.50%, 07/15/2025	740,000	867,956
AIA Group Ltd.
3.90%, 04/06/2028(2)	2,945,000	3,303,318
AIB Group Plc
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	2,400,000	2,585,534
Air Lease Corp.
3.00%, 02/01/2030	4,635,000	4,701,397
3.13%, 12/01/2030	14,900,000	15,136,990
3.25%, 10/01/2029	1,250,000	1,302,748
3.38%, 07/01/2025	5,360,000	5,757,347
3.50%, 01/15/2022	6,690,000	6,800,623
3.88%, 07/03/2023	4,000,000	4,243,182
4.63%, 10/01/2028	30,000	33,798
Aircastle Ltd.
4.13%, 05/01/2024	5,440,000	5,800,378
5.00%, 04/01/2023	5,090,000	5,444,543
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	2,215,000	2,466,335
3.95%, 01/15/2027	3,440,000	3,832,639
3.95%, 01/15/2028	4,952,000	5,592,293
4.30%, 01/15/2026	5,995,000	6,715,574
4.70%, 07/01/2030	575,000	684,087
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,733,707
Ally Financial, Inc.
3.88%, 05/21/2024	15,000	16,163
4.63%, 03/30/2025	16,915,000	18,938,998
5.13%, 09/30/2024	400,000	450,629
5.75%, 11/20/2025	1,315,000	1,509,827
5.80%, 05/01/2025	9,805,000	11,394,211
8.00%, 11/01/2031	5,000	7,026
8.00%, 11/01/2031	13,313,000	19,131,424
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	7,225,000	7,435,178
3.30%, 07/15/2026	19,400,000	20,803,227
3.63%, 11/15/2027	3,733,000	4,061,766
3.75%, 04/15/2023	2,000,000	2,095,588
4.13%, 07/01/2024	2,750,000	2,993,460
American Homes 4 Rent LP
2.38%, 07/15/2031	1,690,000	1,664,870
American International Group, Inc.
3.90%, 04/01/2026	5,715,000	6,377,601
4.20%, 04/01/2028	2,522,000	2,899,240
American Tower Corp.
1.60%, 04/15/2026	3,690,000	3,728,973
2.10%, 06/15/2030	4,100,000	4,031,905

	Principal Amount		Value
2.70%, 04/15/2031		30,000,000	30,939,146
AmFam Holdings, Inc.
2.81%, 03/11/2031(2)		5,500,000	5,630,707
Ares Capital Corp.
2.88%, 06/15/2028		18,340,000	18,615,467
Athene Global Funding
0.74% (Secured Overnight Financing Rate + 0.70%), 05/24/2024(1)(2)		14,300,000	14,415,401
1.61%, 06/29/2026(2)		9,100,000	9,101,007
2.55%, 11/19/2030(2)		3,300,000	3,318,222
Athene Holding Ltd.
3.50%, 01/15/2031		1,835,000	1,956,382
4.13%, 01/12/2028		11,630,000	12,970,655
Athora Netherlands NV
2.38%, 05/17/2024	EUR	500,000	618,808
Aviation Capital Group LLC
1.95%, 01/30/2026(2)		$2,130,000	2,130,575
2.88%, 01/20/2022(2)		8,869,000	8,959,123
3.88%, 05/01/2023(2)		100,000	104,771
4.13%, 08/01/2025(2)		168,000	181,436
4.88%, 10/01/2025(2)		3,007,000	3,338,890
5.50%, 12/15/2024(2)		3,900,000	4,408,286
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025(2)		8,154,000	8,395,370
3.95%, 07/01/2024(2)		2,449,000	2,611,815
4.25%, 04/15/2026(2)		1,525,000	1,652,606
4.38%, 05/01/2026(2)		3,202,000	3,480,540
5.13%, 10/01/2023(2)		19,938,000	21,555,077
5.50%, 01/15/2023(2)		6,425,000	6,824,065
5.50%, 01/15/2026(2)		3,165,000	3,589,942
Banco Bradesco SA
3.20%, 01/27/2025(2)		1,600,000	1,643,488
Banco de Bogota SA
4.38%, 08/03/2027		4,700,000	4,955,210
Banco Nacional de Comercio Exterior SNC/Cayman Islands
3.80% (5 Year CMT Index + 3.00%), 08/11/2026(1)(2)		500,000	498,750
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025(2)		5,395,000	6,121,383
Banco Santander SA
0.70% (1 Year CMT Index + 0.45%), 06/30/2024(1)		20,600,000	20,641,135
2.75%, 12/03/2030		3,200,000	3,169,977
3.49%, 05/28/2030		2,000,000	2,159,623
5.18%, 11/19/2025		2,400,000	2,742,822
6.75% (5 Year Swap Rate EUR + 6.80%), 07/25/2169(1)(5)	EUR	500,000	618,072
Bangkok Bank PCL
4.45%, 09/19/2028		$1,260,000	1,451,295
Bank of America Corp.
1.66% (Secured Overnight Financing Rate + 0.91%), 03/11/2027(1)		32,940,000	33,201,727
1.73% (Secured Overnight Financing Rate + 0.96%), 07/22/2027(1)		24,835,000	25,026,011
1.90% (Secured Overnight Financing Rate + 1.53%), 07/23/2031(1)		11,605,000	11,282,936

	Principal Amount		Value
1.92% (Secured Overnight Financing Rate + 1.37%), 10/24/2031(1)		9,000,000	8,770,998
2.09% (Secured Overnight Financing Rate + 1.06%), 06/14/2029(1)		16,210,000	16,341,167
2.50% (3 Month LIBOR USD + 0.99%), 02/13/2031(1)		25,075,000	25,601,418
2.59% (Secured Overnight Financing Rate + 2.15%), 04/29/2031(1)		6,285,000	6,479,440
2.65% (Secured Overnight Financing Rate + 1.22%), 03/11/2032(1)		5,000,000	5,134,746
2.69% (Secured Overnight Financing Rate + 1.32%), 04/22/2032(1)		20,000,000	20,575,890
2.88% (3 Month LIBOR USD + 1.19%), 10/22/2030(1)		4,100,000	4,318,902
4.18%, 11/25/2027		16,659,000	18,664,700
4.20%, 08/26/2024		9,485,000	10,397,790
4.25%, 10/22/2026		21,015,000	23,729,370
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		17,970,000	20,643,744
4.45%, 03/03/2026		855,000	971,105
Barclays Bank Plc
7.63%, 11/21/2022		3,311,000	3,610,778
Barclays Plc
2.85% (Secured Overnight Financing Rate + 2.71%), 05/07/2026(1)		5,450,000	5,757,777
3.25%, 02/12/2027	GBP	6,200,000	9,327,518
3.56% (5 Year CMT Index + 2.90%), 09/23/2035(1)		$29,545,000	30,781,163
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		16,730,000	18,060,092
4.38%, 01/12/2026		2,670,000	2,989,575
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		3,700,000	4,332,613
5.09% (3 Month LIBOR USD + 3.05%), 06/20/2030(1)		1,570,000	1,829,815
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2169(1)	GBP	2,400,000	3,560,614
6.13% (5 Year CMT Index + 5.87%), 12/15/2169(1)		$4,700,000	5,208,164
6.38% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 03/15/2169(1)	GBP	4,100,000	6,344,548
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2169(1)		3,200,000	5,057,345
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2169(1)		18,283,000	27,282,530
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2169(1)		$5,150,000	5,658,562
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2169(1)	GBP	1,600,000	2,373,486
7.88% (5 Year Swap Rate USD + 6.77%), 12/15/2169(1)		$7,895,000	8,230,537
BBVA Bancomer SA
1.88%, 09/18/2025(2)		9,010,000	9,112,263
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042		1,000,000	1,255,450
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	411,443
BNP Paribas SA
1.32% (Secured Overnight Financing Rate + 1.00%), 01/13/2027(1)(2)		20,205,000	19,960,220
1.68% (Secured Overnight Financing Rate + 0.91%), 06/30/2027(1)(2)		17,105,000	17,089,157
2.87% (Secured Overnight Financing Rate + 1.39%), 04/19/2032(1)(2)		16,200,000	16,636,923
BOC Aviation Ltd.
1.27% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		500,000	499,184
2.75%, 09/18/2022(2)		300,000	305,359
Boston Properties LP
3.25%, 01/30/2031		14,015,000	15,007,870
3.85%, 02/01/2023		3,245,000	3,388,439
Brixmor Operating Partnership LP
1.23% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,878,795
2.25%, 04/01/2028		925,000	923,895
3.65%, 06/15/2024		3,624,000	3,903,865

	Principal Amount		Value
3.85%, 02/01/2025		1,680,000	1,827,355
3.90%, 03/15/2027		7,198,000	7,897,780
4.05%, 07/01/2030		5,460,000	6,108,964
4.13%, 06/15/2026		2,980,000	3,316,458
4.13%, 05/15/2029		12,860,000	14,407,459
Brookfield Finance, Inc.
2.72%, 04/15/2031		2,900,000	2,985,353
Capital One Financial Corp.
3.65%, 05/11/2027		9,310,000	10,333,871
4.20%, 10/29/2025		195,000	217,753
4.25%, 04/30/2025		2,880,000	3,209,014
CBL & Associates LP
5.95%, 12/15/2026(6)		132,000	74,250
CBRE Services, Inc.
2.50%, 04/01/2031		4,900,000	4,962,390
4.88%, 03/01/2026		445,000	514,514
CDBL Funding 2
3.00%, 08/01/2022		1,700,000	1,729,057
Charles Schwab Corp.
2.00%, 03/20/2028		9,305,000	9,545,256
4.00% (10 year CMT Index + 3.08%), 03/01/2170(1)		700,000	716,100
4.00% (5 Year CMT Index + 3.17%), 06/01/2170(1)		16,600,000	17,305,500
5.38% (5 Year CMT Index + 4.97%), 09/01/2169(1)		1,049,000	1,159,460
China Construction Bank New Zealand Ltd.
0.88% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,111,608
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		1,700,000	1,778,625
CIT Group, Inc.
5.00%, 08/15/2022		250,000	261,250
Citigroup, Inc.
0.98% (Secured Overnight Financing Rate + 0.67%), 05/01/2025(1)		6,840,000	6,856,278
1.46% (Secured Overnight Financing Rate + 0.77%), 06/09/2027(1)		20,615,000	20,526,247
2.56% (Secured Overnight Financing Rate + 1.17%), 05/01/2032(1)(17)		15,825,000	16,109,087
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,323,120
3.11% (Secured Overnight Financing Rate + 2.84%), 04/08/2026(1)		5,200,000	5,565,003
4.13%, 07/25/2028		1,675,000	1,886,958
4.41% (Secured Overnight Financing Rate + 3.91%), 03/31/2031(1)		6,395,000	7,467,233
CNO Financial Group, Inc.
5.25%, 05/30/2025		1,718,000	1,948,282
5.25%, 05/30/2029		3,840,000	4,563,761
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,367,821
Corporate Office Properties LP
2.75%, 04/15/2031		3,155,000	3,178,807
CPI Property Group SA
1.63%, 04/23/2027	EUR	100,000	121,895
4.75%, 03/08/2023		$800,000	852,666
Credit Agricole SA
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		21,168,000	22,983,179

	Principal Amount		Value
4.38%, 03/17/2025(2)		1,717,000	1,888,102
Credit Suisse AG
6.50%, 08/08/2023(2)		1,400,000	1,546,496
Credit Suisse AG/New York NY
0.50%, 02/02/2024		10,025,000	9,983,676
Credit Suisse Group AG
1.31% (Secured Overnight Financing Rate + 0.98%), 02/02/2027(1)(2)		22,465,000	22,003,357
2.19% (Secured Overnight Financing Rate + 2.04%), 06/05/2026(1)(2)		9,550,000	9,778,344
3.09% (Secured Overnight Financing Rate + 1.73%), 05/14/2032(1)(2)		20,870,000	21,501,352
3.75%, 03/26/2025		830,000	900,306
4.19% (Secured Overnight Financing Rate + 3.73%), 04/01/2031(1)(2)		18,725,000	21,043,691
4.28%, 01/09/2028(2)		3,290,000	3,659,753
4.55%, 04/17/2026		1,015,000	1,149,601
5.25% (5 Year CMT Index + 4.89%), 02/11/2170(1)(2)		1,100,000	1,163,250
6.25% (5 Year Swap Rate USD + 3.46%), 12/18/2169(1)(2)		700,000	766,500
7.13% (5 Year Swap Rate USD + 5.11%), 07/29/2169(1)		1,800,000	1,878,750
7.25% (5 Year 1100 Run ICE Swap Rate USD + 4.33%), 03/12/2170(1)(2)		1,100,000	1,243,550
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2170(1)(2)		2,900,000	3,153,750
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(1)		1,400,000	1,553,076
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2170(1)(2)		1,800,000	1,996,812
Crown Castle International Corp.
2.50%, 07/15/2031		25,000,000	25,177,964
3.30%, 07/01/2030		1,085,000	1,162,353
3.65%, 09/01/2027		7,580,000	8,357,656
3.80%, 02/15/2028		3,220,000	3,577,678
4.15%, 07/01/2050		215,000	245,473
4.30%, 02/15/2029		11,875,000	13,657,363
4.45%, 02/15/2026		7,275,000	8,220,176
CTR Partnership LP
5.25%, 06/01/2025		194,000	199,092
CyrusOne LP
1.45%, 01/22/2027	EUR	1,300,000	1,570,516
2.15%, 11/01/2030		$10,250,000	9,724,331
CyrusOne LP / CyrusOne Finance Corp.
2.90%, 11/15/2024		3,525,000	3,722,506
Danske Bank
1.62% (1 Year CMT Index + 1.35%), 09/11/2026(1)(2)		10,000,000	10,009,361
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,576,760
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		9,618,000	10,236,381
3.88%, 09/12/2023(2)		2,003,000	2,131,475
5.00%, 01/12/2022(2)		7,540,000	7,714,938
5.38%, 01/12/2024(2)		9,455,000	10,484,219
Deutsche Bank AG
0.11% (3 Month EURIBOR + 0.65%), 09/10/2021(1)(5)	EUR	1,700,000	2,017,351
1.00% (3 Month EURIBOR + 1.60%), 11/19/2025(1)(5)		10,400,000	12,585,624
1.75% (3 Month EURIBOR + 2.05%), 11/19/2030(1)(5)		2,500,000	3,130,605
2.63%, 12/16/2024	GBP	900,000	1,299,714
5.63% (5 Year Swap Rate EUR + 6.00%), 05/19/2031(1)(5)	EUR	1,800,000	2,524,936
Deutsche Bank AG/New York NY
1.35% (3 Month LIBOR USD + 1.19%), 11/16/2022(1)		$100,000	100,842

	Principal Amount		Value
2.13% (Secured Overnight Financing Rate + 1.87%), 11/24/2026(1)(17)		11,000,000	11,161,778
2.22% (Secured Overnight Financing Rate + 2.16%), 09/18/2024(1)		4,895,000	5,027,267
3.04% (Secured Overnight Financing Rate + 1.72%), 05/28/2032(1)(17)		7,615,000	7,743,297
3.55% (Secured Overnight Financing Rate + 3.04%), 09/18/2031(1)		16,820,000	17,904,343
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		15,420,000	16,670,441
Digital Realty Trust LP
4.75%, 10/01/2025		1,640,000	1,864,242
Discover Bank
4.65%, 09/13/2028		2,640,000	3,098,166
Discover Financial Services
3.75%, 03/04/2025		8,845,000	9,668,021
3.95%, 11/06/2024		6,058,000	6,602,393
4.10%, 02/09/2027		18,075,000	20,225,216
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		1,517,260	1,524,229
EPR Properties
4.75%, 12/15/2026		140,000	151,729
4.95%, 04/15/2028		414,000	447,138
Equinix, Inc.
2.15%, 07/15/2030		17,645,000	17,532,359
2.50%, 05/15/2031		13,224,000	13,449,181
3.20%, 11/18/2029		8,645,000	9,272,665
Equitable Financial Life Global Funding
1.80%, 03/08/2028(2)		13,720,000	13,648,723
Equitable Holdings, Inc.
4.35%, 04/20/2028		1,820,000	2,086,699
Erste Group Bank AG
4.25% (5 Year Swap Rate EUR + 4.65%), 04/15/2170(1)(5)	EUR	600,000	761,251
8.88% (5 Year Swap Rate EUR + 9.02%), 10/15/2169(1)(5)		1,600,000	1,942,619
Essential Properties LP
2.95%, 07/15/2031		$2,800,000	2,797,569
Essex Portfolio LP
3.63%, 05/01/2027		2,785,000	3,074,468
4.00%, 03/01/2029		8,860,000	9,996,733
Fairfax Financial Holdings Ltd.
2.75%, 03/29/2028	EUR	800,000	1,040,447
4.63%, 04/29/2030		$4,361,000	4,996,343
4.70%, 12/16/2026	CAD	2,300,000	2,057,791
4.85%, 04/17/2028		$138,000	158,745
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	361,835
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		5,000,000	6,257,157
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,381,693
8.63%, 05/01/2024(2)		4,480,000	5,366,202
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 05/01/2025(2)		2,360,000	2,717,304
Fidelity National Financial, Inc.

	Principal Amount	Value
2.45%, 03/15/2031	6,840,000	6,810,801
3.40%, 06/15/2030	5,874,000	6,323,197
4.50%, 08/15/2028	15,455,000	17,729,911
Fifth Third Bancorp
2.55%, 05/05/2027	6,835,000	7,225,631
GE Capital Funding LLC
4.05%, 05/15/2027	2,225,000	2,518,225
4.40%, 05/15/2030	24,770,000	28,865,286
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	3,985,000	4,348,146
4.42%, 11/15/2035	46,410,000	55,621,525
Global Atlantic Finance Co.
4.40%, 10/15/2029(2)	2,987,000	3,296,283
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)	750,000	785,625
GLP Capital LP
4.00%, 01/15/2030	2,665,000	2,860,371
5.25%, 06/01/2025	2,536,000	2,854,648
5.30%, 01/15/2029	5,325,000	6,203,625
5.38%, 11/01/2023	6,254,000	6,795,847
5.38%, 04/15/2026	4,285,000	4,932,078
5.75%, 06/01/2028	4,034,000	4,799,890
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	11,085,000	11,742,528
Goldman Sachs Group, Inc.
0.48%, 01/27/2023	15,315,000	15,323,445
0.63% (Secured Overnight Financing Rate + 0.54%), 11/17/2023(1)	21,965,000	21,971,536
1.43% (Secured Overnight Financing Rate + 0.80%), 03/09/2027(1)	28,015,000	27,936,019
1.54% (Secured Overnight Financing Rate + 0.82%), 09/10/2027(1)	18,755,000	18,702,210
2.62% (Secured Overnight Financing Rate + 1.28%), 04/22/2032(1)	20,000,000	20,431,344
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)	1,011,000	1,081,551
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)	463,000	501,754
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)	200,000	214,068
Healthcare Realty Trust, Inc.
2.05%, 03/15/2031	6,095,000	5,891,750
3.63%, 01/15/2028	8,955,000	9,812,285
Healthcare Trust of America Holdings LP
2.00%, 03/15/2031	4,500,000	4,345,782
Healthpeak Properties, Inc.
2.88%, 01/15/2031	5,865,000	6,136,234
3.25%, 07/15/2026	610,000	661,788
3.40%, 02/01/2025	160,000	171,850
3.50%, 07/15/2029	685,000	756,385
Highwoods Realty LP
4.13%, 03/15/2028	4,875,000	5,460,872
Howard Hughes Corp.
4.13%, 02/01/2029(2)	2,635,000	2,635,053
5.38%, 08/01/2028(2)	455,000	483,042

	Principal Amount		Value
HSBC Holdings Plc
0.98% (Secured Overnight Financing Rate + 0.71%), 05/24/2025(1)		12,680,000	12,669,350
1.59% (Secured Overnight Financing Rate + 1.29%), 05/24/2027(1)		8,510,000	8,526,403
1.65% (Secured Overnight Financing Rate + 1.54%), 04/18/2026(1)		8,240,000	8,350,479
1.75% (Sterling Overnight Index Average + 1.31%), 07/24/2027(1)	GBP	13,200,000	18,458,662
2.01% (Secured Overnight Financing Rate + 1.73%), 09/22/2028(1)		$16,010,000	16,064,541
2.10% (Secured Overnight Financing Rate + 1.93%), 06/04/2026(1)		4,570,000	4,696,437
2.36% (Secured Overnight Financing Rate + 1.95%), 08/18/2031(1)		2,300,000	2,301,569
2.63% (Secured Overnight Financing Rate + 1.40%), 11/07/2025(1)		4,085,000	4,287,343
2.85% (Secured Overnight Financing Rate + 2.39%), 06/04/2031(1)		34,320,000	35,629,942
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,400,000	3,582,194
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		$13,200,000	14,774,449
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		13,975,000	15,552,526
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,698,430
4.95%, 03/31/2030		9,900,000	11,947,431
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2170(1)	GBP	6,400,000	9,925,976
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2170(1)	EUR	600,000	779,479
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2169(1)		$3,420,000	3,922,330
Hudson Pacific Properties LP
3.25%, 01/15/2030		1,300,000	1,371,883
3.95%, 11/01/2027		7,907,000	8,660,217
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.38%, 02/01/2029(2)		2,375,000	2,363,125
5.25%, 05/15/2027		4,930,000	5,090,200
IMMOFINANZ AG
2.63%, 01/27/2023	EUR	4,200,000	5,133,748
Industrial & Commercial Bank of China Ltd.
0.88% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		$3,500,000	3,501,321
ING Groep NV
1.73% (Secured Overnight Financing Rate + 1.01%), 04/01/2027(1)		3,490,000	3,519,799
2.73% (Secured Overnight Financing Rate + 1.32%), 04/01/2032(1)		6,100,000	6,273,372
6.88% (5 Year 1100 Run ICE Swap Rate USD + 5.12%), 04/16/2170(1)		1,400,000	1,454,600
Intercontinental Exchange, Inc.
1.85%, 09/15/2032		35,404,000	33,505,177
2.10%, 06/15/2030		11,715,000	11,609,670
2.65%, 09/15/2040		4,200,000	4,025,154
3.00%, 09/15/2060		9,700,000	9,351,993
International Lease Finance Corp.
8.63%, 01/15/2022		1,056,000	1,100,947
Itau Unibanco Holding SA
2.90%, 01/24/2023(2)		5,500,000	5,616,050
3.25%, 01/24/2025(2)		3,800,000	3,908,300
JAB Holdings BV
2.20%, 11/23/2030(2)		9,100,000	8,836,985
Jefferies Group LLC
4.15%, 01/23/2030		7,180,000	8,040,593
4.85%, 01/15/2027		1,500,000	1,744,765
6.25%, 01/15/2036		1,430,000	1,911,130
6.45%, 06/08/2027		3,660,000	4,557,865

	Principal Amount		Value
6.50%, 01/20/2043		1,125,000	1,551,667
JP Morgan Chase & Co.
0.97% (Secured Overnight Financing Rate + 0.58%), 06/23/2025(1)		24,260,000	24,288,668
1.58% (Secured Overnight Financing Rate + 0.89%), 04/22/2027(1)		36,775,000	36,965,533
1.76% (Secured Overnight Financing Rate + 1.11%), 11/19/2031(1)		6,670,000	6,396,607
1.95% (Secured Overnight Financing Rate + 1.07%), 02/04/2032(1)		15,000,000	14,567,980
2.01% (Secured Overnight Financing Rate + 1.59%), 03/13/2026(1)		8,481,000	8,755,783
2.08% (Secured Overnight Financing Rate + 1.85%), 04/22/2026(1)		8,375,000	8,660,120
2.18% (Secured Overnight Financing Rate + 1.89%), 06/01/2028(1)		7,115,000	7,285,627
2.52% (Secured Overnight Financing Rate + 2.04%), 04/22/2031(1)		29,710,000	30,571,382
2.58% (Secured Overnight Financing Rate + 1.25%), 04/22/2032(1)		40,000,000	41,053,588
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(1)		4,350,000	4,552,737
2.95%, 10/01/2026		2,340,000	2,518,020
2.96% (Secured Overnight Financing Rate + 2.52%), 05/13/2031(1)		13,240,000	13,908,708
4.49% (Secured Overnight Financing Rate + 3.79%), 03/24/2031(1)		13,825,000	16,372,623
Kilroy Realty LP
2.50%, 11/15/2032		3,600,000	3,546,312
3.05%, 02/15/2030		200,000	208,310
3.45%, 12/15/2024		1,845,000	1,967,879
4.38%, 10/01/2025		2,345,000	2,598,852
Kookmin Bank
2.50%, 11/04/2030(2)		4,800,000	4,773,648
2.50%, 11/04/2030		7,100,000	7,061,022
Lloyds Banking Group Plc
1.63% (1 Year CMT Index + 0.85%), 05/11/2027(1)		14,105,000	14,112,286
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		12,390,000	12,775,471
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		420,000	459,385
3.87% (1 Year CMT Index + 3.50%), 07/09/2025(1)		1,675,000	1,814,647
4.45%, 05/08/2025		3,665,000	4,112,749
4.95% (CMS 5 Year Rate EUR + 5.29%), 06/27/2170(1)(5)	EUR	7,781,000	10,172,314
7.50% (5 Year Swap Rate USD + 4.76%), 06/27/2169(1)		$3,330,000	3,787,875
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2169(1)		4,300,000	5,031,000
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2170(1)	GBP	1,900,000	2,874,775
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2170(1)		900,000	1,585,780
LSEGA Financing Plc
2.00%, 04/06/2028(2)		$61,565,000	62,258,074
2.50%, 04/06/2031(2)		47,960,000	49,144,637
3.20%, 04/06/2041(2)		6,070,000	6,362,213
Macquarie Group Ltd.
1.34% (Secured Overnight Financing Rate + 1.07%), 01/12/2027(1)(2)		10,480,000	10,391,998
1.63% (Secured Overnight Financing Rate + 0.91%), 09/23/2027(1)(2)		4,085,000	4,053,981
Marsh & McLennan Companies, Inc.
2.25%, 11/15/2030		1,965,000	1,990,255
MGIC Investment Corp.
5.25%, 08/15/2028		875,000	927,500
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/2027		400,000	445,048
Morgan Stanley
0.53% (Secured Overnight Financing Rate + 0.46%), 01/25/2024(1)		19,380,000	19,370,176
1.59% (Secured Overnight Financing Rate + 0.88%), 05/04/2027(1)		22,995,000	23,157,698

	Principal Amount		Value
1.79% (Secured Overnight Financing Rate + 1.03%), 02/13/2032(1)		11,405,000	10,958,061
2.70% (Secured Overnight Financing Rate + 1.14%), 01/22/2031(1)		10,000,000	10,468,026
3.22% (Secured Overnight Financing Rate + 1.49%), 04/22/2042(1)		2,225,000	2,358,599
3.95%, 04/23/2027		31,330,000	35,007,146
4.00%, 07/23/2025		8,000,000	8,898,046
4.35%, 09/08/2026		8,350,000	9,454,423
5.00%, 11/24/2025		10,320,000	11,897,680
7.50%, 04/02/2032(3)(17)		14,800,000	11,956,389
MPT Operating Partnership LP
3.50%, 03/15/2031		17,400,000	17,573,826
Nasdaq, Inc.
0.45%, 12/21/2022		5,405,000	5,403,234
National General Holdings Corp.
6.75%, 05/15/2024(2)		12,910,000	15,021,852
National Securities Clearing Corp.
0.40%, 12/07/2023(2)		18,840,000	18,859,329
Nationwide Building Society
0.55%, 01/22/2024(2)		16,400,000	16,333,993
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,358,083
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		9,627,000	10,109,691
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	6,343,296
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,707,430
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,000,000	4,290,632
Nationwide Mutual Insurance Co.
2.41% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		6,180,000	6,185,110
Natwest Group Plc
1.64% (1 Year CMT Index + 0.90%), 06/14/2027(1)		12,170,000	12,168,477
3.88%, 09/12/2023		8,643,000	9,232,845
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		9,095,000	9,865,199
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	5,025,300
4.60% (5 Year CMT Index + 3.10%), 09/30/2169(1)		3,600,000	3,616,920
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,396,217
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,824,091
6.00% (5 Year CMT Index + 5.63%), 09/30/2169(1)		8,300,000	9,251,014
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2169(1)		7,151,000	8,456,558
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2169(1)		6,100,000	6,144,042
Navient Corp.
5.00%, 03/15/2027		1,997,000	2,066,396
5.50%, 01/25/2023		3,000,000	3,164,100
5.88%, 10/25/2024		30,000	32,362
6.13%, 03/25/2024		14,000	15,110
6.50%, 06/15/2022		3,941,000	4,109,281
6.75%, 06/15/2026		5,089,000	5,680,596
7.25%, 01/25/2022		15,500,000	16,076,600
7.25%, 09/25/2023		221,000	243,929
NE Property BV
1.88%, 10/09/2026	EUR	1,200,000	1,461,461
New York Life Global Funding
0.85%, 01/15/2026(2)		$12,430,000	12,284,430

	Principal Amount	Value
1.70%, 09/14/2021(2)	6,775,000	6,796,024
2.35%, 07/14/2026(2)	1,000,000	1,046,828
New York Life Insurance Co.
3.75%, 05/15/2050(2)	8,801,000	9,827,893
Newmark Group, Inc.
6.13%, 11/15/2023	602,000	662,238
Nomura Holdings, Inc.
2.68%, 07/16/2030	16,300,000	16,555,060
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/2051(2)	2,760,000	2,955,218
Oaktree Specialty Lending Corp.
2.70%, 01/15/2027	5,960,000	5,962,458
Old Republic International Corp.
3.88%, 08/26/2026	5,155,000	5,758,083
4.88%, 10/01/2024	335,000	374,086
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	8,700,000	8,681,483
4.50%, 01/15/2025	5,050,000	5,515,247
OneAmerica Financial Partners, Inc.
4.25%, 10/15/2050(2)	1,000,000	1,036,864
OneMain Finance Corp.
5.63%, 03/15/2023	3,658,000	3,900,342
6.13%, 05/15/2022	3,548,000	3,685,485
6.13%, 03/15/2024	2,400,000	2,583,000
Owl Rock Capital Corp.
2.63%, 01/15/2027	9,165,000	9,188,602
2.88%, 06/11/2028	9,375,000	9,304,657
Owl Rock Technology Finance Corp.
2.50%, 01/15/2027	10,635,000	10,499,529
Park Aerospace Holdings Ltd.
4.50%, 03/15/2023(2)	6,564,000	6,899,927
5.25%, 08/15/2022(2)	6,248,000	6,537,985
5.50%, 02/15/2024(2)	4,459,000	4,901,796
Physicians Realty LP
3.95%, 01/15/2028	177,000	194,294
Prologis LP
1.25%, 10/15/2030	1,985,000	1,867,681
QNB Finance Ltd.
1.61% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)	3,400,000	3,405,099
1.76% (3 Month LIBOR USD + 1.57%), 07/19/2021(1)	2,400,000	2,400,888
2.63%, 05/12/2025	2,450,000	2,560,078
2.75%, 02/12/2027	4,950,000	5,180,838
Quicken Loans LLC
3.63%, 03/01/2029(2)	4,010,000	3,959,875
3.88%, 03/01/2031(2)	13,355,000	13,455,029
5.25%, 01/15/2028(2)	3,595,000	3,774,750
Raymond James Financial, Inc.
4.95%, 07/15/2046	4,420,000	5,712,437
Rayonier LP
2.75%, 05/17/2031	3,900,000	3,937,111

	Principal Amount		Value
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,731,425
3.70%, 06/15/2030		4,025,000	4,452,462
4.13%, 03/15/2028		970,000	1,089,952
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	966,276
Royal Bank of Canada
0.50%, 10/26/2023		15,460,000	15,478,178
Sabra Health Care LP
3.90%, 10/15/2029		200,000	211,362
Santander Holdings USA, Inc.
3.24%, 10/05/2026		6,255,000	6,681,094
3.50%, 06/07/2024		50,000	53,486
4.40%, 07/13/2027		153,000	171,943
Santander UK Group Holdings Plc
1.09% (Secured Overnight Financing Rate + 0.79%), 03/15/2025(1)		31,335,000	31,435,188
1.53% (1 Year CMT Index + 1.25%), 08/21/2026(1)		10,900,000	10,918,617
1.67% (Secured Overnight Financing Rate + 0.99%), 06/14/2027(1)		10,625,000	10,608,747
2.90% (Secured Overnight Financing Rate + 1.48%), 03/15/2032(1)		24,900,000	25,656,565
3.57%, 01/10/2023		7,450,000	7,569,319
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		4,990,000	5,487,212
4.75%, 09/15/2025(2)		1,025,000	1,150,131
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		13,465,000	14,722,492
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2169(1)	GBP	5,800,000	8,945,801
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2169(1)		5,647,000	8,240,893
SBA Communications Corp.
3.13%, 02/01/2029(2)		$14,200,000	13,689,739
SBA Tower Trust
1.63%, 11/15/2026(2)		4,185,000	4,183,989
2.33%, 01/15/2028(2)		1,555,000	1,611,327
2.84%, 01/15/2025(2)		3,250,000	3,409,470
3.45%, 03/15/2023(2)		430,000	438,239
3.72%, 04/11/2023(2)		3,515,000	3,553,094
3.87%, 10/08/2024(2)		10,196,000	10,711,557
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/2022		1,300,000	1,357,590
Shimao Group Holdings Ltd.
4.75%, 07/03/2022		8,900,000	8,993,454
Shinhan Bank Co. Ltd.
3.88%, 03/24/2026		1,385,000	1,522,170
4.00%, 04/23/2029		4,574,000	5,103,635
Simon Property Group LP
2.65%, 07/15/2030		7,550,000	7,819,886
3.30%, 01/15/2026		1,515,000	1,646,912
3.80%, 07/15/2050		2,570,000	2,839,589
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		2,520,000	2,585,495
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	2,022,079

	Principal Amount		Value
4.25%, 02/01/2026		2,500,000	2,707,077
4.70%, 06/01/2027		8,000,000	8,859,029
Sitka Holdings LLC
4.64% (3 Month LIBOR USD + 4.50%), 07/06/2026(1)(2)		4,167,000	4,167,000
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,175,678
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	885,152
Societe Generale SA
2.89% (1 Year CMT Index + 1.30%), 06/09/2032(1)(2)		10,400,000	10,523,968
3.65% (5 Year CMT Index + 3.00%), 07/08/2035(1)(2)		7,705,000	7,994,708
4.25%, 04/14/2025(2)		2,340,000	2,540,995
4.75%, 11/24/2025(2)		9,285,000	10,353,258
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2169(1)(2)		400,000	452,752
7.38% (5 Year Swap Rate USD + 6.24%), 03/13/2170(1)(2)		2,100,000	2,118,480
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2170(1)(2)		4,300,000	4,697,750
Standard Chartered Plc
1.21% (1 Year CMT Index + 0.88%), 03/23/2025(1)(2)		2,500,000	2,508,921
1.34% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		5,565,000	5,594,196
2.68% (1 Year CMT Index + 1.20%), 06/29/2032(1)(2)		50,000,000	50,165,536
2.82% (3 Month LIBOR USD + 1.21%), 01/30/2026(1)(2)		3,241,000	3,401,548
3.27% (5 Year CMT Index + 2.30%), 02/18/2036(1)(2)		24,180,000	24,253,817
4.64% (1 Year CMT Index + 3.85%), 04/01/2031(1)(2)		22,853,000	26,725,557
Stichting AK Rabobank Certificaten
2.19%, 03/29/2170(3)	EUR	3,876,300	6,184,812
STORE Capital Corp.
2.75%, 11/18/2030		$2,500,000	2,516,538
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/2024		3,125,000	3,112,073
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/2030		1,000,000	1,035,964
2.88%, 01/21/2030		11,350,000	11,865,114
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,807,807
4.25%, 08/15/2024		6,100,000	6,665,647
4.38%, 03/19/2024		10,823,000	11,779,788
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050(2)		7,205,000	7,432,117
4.27%, 05/15/2047(2)		515,000	615,695
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		7,500,000	7,922,693
4.90%, 09/15/2044(2)		1,505,000	1,950,941
Toronto-Dominion Bank
0.25%, 01/06/2023		19,175,000	19,156,199
UBS AG
5.13%, 05/15/2024		200,000	220,500
UBS Group AG
2.10% (1 Year CMT Index + 1.00%), 02/11/2032(1)(2)		6,800,000	6,661,496
5.75% (5 Year Swap Rate EUR + 5.29%), 02/19/2170(1)	EUR	4,100,000	5,007,422
7.00% (5 Year Swap Rate USD + 4.87%), 02/19/2170(1)		$200,000	230,500
7.13% (5 Year Swap Rate USD + 5.88%), 08/10/2169(1)		300,000	301,500

	Principal Amount		Value
UniCredit SpA
2.57% (1 Year CMT Index + 2.30%), 09/22/2026(1)(2)		2,600,000	2,635,997
6.75% (5 Year Swap Rate EUR + 6.10%), 03/10/2170(1)	EUR	4,200,000	5,035,181
7.83%, 12/04/2023(2)		$13,400,000	15,453,684
Unique Pub Finance Co. Plc
5.66%, 06/30/2027	GBP	2,893,393	4,453,029
7.40%, 03/28/2024		2,873,354	4,195,035
Uniti Group LP
7.13%, 12/15/2024(2)		$3,000,000	3,101,250
Ventas Realty LP
3.00%, 01/15/2030		1,765,000	1,844,705
3.25%, 10/15/2026		7,052,000	7,643,735
3.85%, 04/01/2027		1,485,000	1,659,726
4.40%, 01/15/2029		3,000,000	3,441,468
4.88%, 04/15/2049		1,895,000	2,338,227
VEREIT Operating Partnership LP
2.20%, 06/15/2028		1,250,000	1,268,295
2.85%, 12/15/2032		11,498,000	12,011,012
3.40%, 01/15/2028		4,060,000	4,415,339
3.95%, 08/15/2027		4,155,000	4,680,189
4.60%, 02/06/2024		6,215,000	6,771,890
4.63%, 11/01/2025		14,740,000	16,688,706
4.88%, 06/01/2026		4,800,000	5,531,390
Voyager Aviation Holdings LLC
8.50%, 05/09/2026(2)		66,825	60,894
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,044,417
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,772,450
Wells Fargo & Co.
2.16% (3 Month LIBOR USD + 0.75%), 02/11/2026(1)		31,720,000	32,922,654
2.19% (Secured Overnight Financing Rate + 2.00%), 04/30/2026(1)		13,760,000	14,285,540
2.39% (Secured Overnight Financing Rate + 2.10%), 06/02/2028(1)		19,655,000	20,384,110
2.57% (Secured Overnight Financing Rate + 1.26%), 02/11/2031(1)		14,225,000	14,720,930
2.88% (Secured Overnight Financing Rate + 1.43%), 10/30/2030(1)		32,492,000	34,407,979
3.07% (Secured Overnight Financing Rate + 2.53%), 04/30/2041(1)		12,455,000	12,774,884
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		17,000,000	18,346,803
3.75%, 01/24/2024		2,905,000	3,124,180
3.90% (5 Year CMT Index + 3.45%), 03/15/2170(1)		14,500,000	15,011,850
4.30%, 07/22/2027		3,980,000	4,537,559
Welltower, Inc.
4.00%, 06/01/2025		4,690,000	5,169,373
4.50%, 01/15/2024		650,000	704,417
Weyerhaeuser Co.
4.00%, 04/15/2030		9,630,000	10,957,887

Total Financials			3,952,311,917

Government – 0.11%
Asian Development Bank
4.70%, 03/12/2024	MXN	12,200,000	611,900

	Principal Amount		Value
European Investment Bank
0.25%, 09/15/2023		$30,865,000	30,803,887
International Finance Corp.
5.85%, 11/25/2022	INR	353,580,000	4,818,735
8.00%, 10/09/2023	IDR	9,100,000,000	665,147

Total Government			36,899,669

Industrials – 1.58%
Amcor Finance USA, Inc.
3.63%, 04/28/2026		$2,990,000	3,277,227
Arrow Electronics, Inc.
4.00%, 04/01/2025		3,622,000	3,929,192
Associated Materials LLC
9.00%, 09/01/2025(2)		540,000	572,400
Avnet, Inc.
4.63%, 04/15/2026		10,485,000	11,785,201
4.88%, 12/01/2022		5,855,000	6,192,998
BAE Systems Plc
3.40%, 04/15/2030(2)		7,045,000	7,657,242
Berry Global, Inc.
1.57%, 01/15/2026(2)		3,800,000	3,801,140
4.88%, 07/15/2026(2)		7,385,000	7,814,512
Boeing Co.
1.43%, 02/04/2024		16,015,000	16,057,382
2.20%, 02/04/2026		19,000,000	19,181,606
2.25%, 06/15/2026		2,170,000	2,215,354
2.95%, 02/01/2030		2,790,000	2,856,677
3.10%, 05/01/2026		370,000	391,150
3.20%, 03/01/2029		1,855,000	1,946,819
3.25%, 02/01/2035		600,000	606,674
3.38%, 06/15/2046		9,940,000	9,566,759
3.63%, 03/01/2048		1,941,000	1,939,377
3.75%, 02/01/2050		11,354,000	11,711,084
3.83%, 03/01/2059		1,023,000	1,043,858
3.85%, 11/01/2048		1,840,000	1,888,191
3.90%, 05/01/2049		3,893,000	4,099,511
3.95%, 08/01/2059		4,835,000	5,058,543
4.88%, 05/01/2025		4,424,000	4,956,952
5.04%, 05/01/2027		6,560,000	7,569,111
5.15%, 05/01/2030		7,103,000	8,411,053
5.71%, 05/01/2040		7,091,000	9,132,378
5.81%, 05/01/2050		30,234,000	40,714,043
5.93%, 05/01/2060		8,416,000	11,621,306
Bombardier, Inc.
6.00%, 10/15/2022(2)		248,000	248,310
6.13%, 01/15/2023(2)		4,600,000	4,844,375
7.88%, 04/15/2027(2)		1,492,000	1,547,950
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)		4,439,000	4,549,317
3.75%, 05/01/2028(2)		3,520,000	3,796,253
Carrier Global Corp.

	Principal Amount	Value
2.72%, 02/15/2030	7,345,000	7,614,682
Cemex SAB de CV
3.88%, 07/11/2031(2)	23,050,000	23,430,325
5.13% (5 Year CMT Index + 4.53%), 09/08/2169(1)(2)	5,670,000	5,852,574
5.20%, 09/17/2030(2)	8,900,000	9,786,440
5.45%, 11/19/2029(2)	3,460,000	3,804,270
DAE Funding LLC
4.50%, 08/01/2022(2)	183,000	183,275
5.00%, 08/01/2024(2)	8,307,000	8,530,458
5.25%, 11/15/2021(2)	6,844,000	6,888,075
Embraer Netherlands Finance BV
5.05%, 06/15/2025	1,630,000	1,721,525
5.40%, 02/01/2027	960,000	1,023,014
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/2050(2)	2,075,000	1,791,057
Empresa de Transporte de Pasajeros Metro SA
4.70%, 05/07/2050(2)	1,400,000	1,582,000
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025(2)	1,561,000	1,621,489
General Electric Co.
3.45% (3 Month LIBOR USD + 3.33%), 06/15/2170(1)	6,184,000	6,060,320
3.63%, 05/01/2030	6,765,000	7,543,511
5.55%, 01/05/2026	3,610,000	4,277,591
6.75%, 03/15/2032	5,231,000	7,250,888
6.88%, 01/10/2039	1,004,000	1,502,041
Graphic Packaging International LLC
4.13%, 08/15/2024	50,000	53,625
4.75%, 07/15/2027(2)	1,500,000	1,620,570
Guangzhou Metro Investment Finance Ltd.
2.31%, 09/17/2030	6,650,000	6,325,953
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)	7,220,000	7,230,480
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	3,995,000	4,353,436
4.20%, 05/01/2030	2,465,000	2,815,305
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/2031(2)	7,545,000	7,292,164
Jabil, Inc.
1.70%, 04/15/2026	4,870,000	4,906,076
3.00%, 01/15/2031	2,470,000	2,542,487
4.70%, 09/15/2022	3,685,000	3,865,374
John Deere Capital Corp.
0.61% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)	10,000,000	10,050,482
0.70%, 01/15/2026	1,350,000	1,336,956
2.95%, 04/01/2022	7,475,000	7,630,706
Keysight Technologies, Inc.
3.00%, 10/30/2029	5,800,000	6,132,122
4.60%, 04/06/2027	585,000	679,732
Madison IAQ LLC

	Principal Amount		Value
4.13%, 06/30/2028(2)		385,000	388,850
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(2)		510,000	515,100
OI European Group BV
4.00%, 03/15/2023(2)		216,000	222,556
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023		200,000	212,400
PowerTeam Services LLC
9.03%, 12/04/2025(2)		2,000,000	2,200,000
Rolls-Royce Plc
1.63%, 05/09/2028	EUR	16,946,000	18,712,276
5.75%, 10/15/2027	GBP	1,700,000	2,573,790
Sealed Air Corp.
4.00%, 12/01/2027(2)		$505,000	537,194
5.25%, 04/01/2023(2)		1,000,000	1,056,885
SF Holding Investment Ltd.
2.88%, 02/20/2030		6,170,000	6,291,796
Siemens Financieringsmaatschappij NV
0.73% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,746,368
1.70%, 03/11/2028(2)		2,625,000	2,640,407
2.15%, 03/11/2031(2)		9,365,000	9,468,878
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		200,000	200,148
4.13%, 07/15/2023(2)		10,715,000	11,394,540
Spirit AeroSystems, Inc.
4.60%, 06/15/2028		2,125,000	2,082,500
Standard Industries, Inc.
2.25%, 11/21/2026	EUR	2,000,000	2,358,796
3.38%, 01/15/2031(2)		$3,500,000	3,350,235
4.38%, 07/15/2030(2)		5,114,000	5,273,813
5.00%, 02/15/2027(2)		2,500,000	2,589,063
Textron, Inc.
3.00%, 06/01/2030		23,695,000	24,923,327
TK Elevator US Newco, Inc.
5.25%, 07/15/2027(2)		3,445,000	3,630,169
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,231,325
8.00%, 12/15/2025(2)		1,470,000	1,588,335
Triumph Group, Inc.
6.25%, 09/15/2024(2)		751,000	762,265
Vulcan Materials Co.
3.50%, 06/01/2030		1,400,000	1,543,221
Wabtec Transportation Netherlands BV
1.25%, 12/03/2027	EUR	300,000	358,585
Waste Pro USA, Inc.
5.50%, 02/15/2026(2)		$567,000	585,286
Weekley Homes LLC / Weekley Finance Corp.
4.88%, 09/15/2028(2)		1,115,000	1,154,025
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024		1,000,000	1,083,488

	Principal Amount	Value
4.95%, 09/15/2028	3,200,000	3,711,957
WRKCo, Inc.
3.00%, 06/15/2033	1,445,000	1,512,666
3.75%, 03/15/2025	815,000	889,105

Total Industrials		518,072,297

Technology – 1.48%
Amdocs Ltd.
2.54%, 06/15/2030	15,503,000	15,501,224
Apple, Inc.
3.85%, 05/04/2043	1,250,000	1,485,422
4.65%, 02/23/2046	1,250,000	1,658,659
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 01/15/2027	4,327,000	4,781,239
Broadcom, Inc.
2.45%, 02/15/2031(2)	7,100,000	6,977,131
2.60%, 02/15/2033(2)	11,395,000	11,142,814
3.46%, 09/15/2026	8,340,000	9,082,237
3.47%, 04/15/2034(2)	23,723,000	25,093,111
4.11%, 09/15/2028	3,068,000	3,451,308
4.15%, 11/15/2030	7,207,000	8,082,038
4.30%, 11/15/2032	19,722,000	22,457,945
4.75%, 04/15/2029	1,392,000	1,619,254
5.00%, 04/15/2030	8,892,000	10,490,530
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)	248,000	252,030
Citrix Systems, Inc.
3.30%, 03/01/2030	2,300,000	2,419,778
Clarivate Science Holdings Corp.
3.88%, 06/30/2028(2)	1,365,000	1,377,435
Dell International LLC / EMC Corp.
5.30%, 10/01/2029	3,695,000	4,458,503
6.02%, 06/15/2026	8,100,000	9,724,264
6.20%, 07/15/2030	1,900,000	2,443,116
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)	300,000	196,500
Hewlett Packard Enterprise Co.
0.91% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)	2,500,000	2,500,581
Leidos, Inc.
2.30%, 02/15/2031	8,800,000	8,585,456
4.38%, 05/15/2030	212,000	240,732
Marvell Technology, Inc.
2.45%, 04/15/2028(2)	46,622,000	47,517,606
2.95%, 04/15/2031(2)	53,202,000	55,137,008
Microchip Technology, Inc.
0.98%, 09/01/2024(2)	4,290,000	4,269,201
4.33%, 06/01/2023	22,025,000	23,487,507
Micron Technology, Inc.
4.19%, 02/15/2027	8,539,000	9,631,814
4.64%, 02/06/2024	6,512,000	7,138,259

	Principal Amount	Value
4.66%, 02/15/2030	15,005,000	17,441,069
5.33%, 02/06/2029	7,324,000	8,846,428
NXP BV
5.35%, 03/01/2026(2)	1,945,000	2,269,509
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.70%, 05/01/2025(2)	500,000	527,311
3.15%, 05/01/2027(2)	15,705,000	16,800,064
4.30%, 06/18/2029(2)	566,000	648,930
Open Text Corp.
3.88%, 02/15/2028(2)	445,000	451,141
Open Text Holdings, Inc.
4.13%, 02/15/2030(2)	1,715,000	1,748,957
Oracle Corp.
2.30%, 03/25/2028(17)	39,355,000	40,378,506
2.88%, 03/25/2031	8,595,000	8,939,473
3.60%, 04/01/2050	14,135,000	14,514,559
3.85%, 07/15/2036	6,000,000	6,596,057
3.85%, 04/01/2060	6,563,000	6,968,146
3.95%, 03/25/2051	9,505,000	10,374,600
4.00%, 07/15/2046	1,909,000	2,070,068
4.10%, 03/25/2061(17)	1,700,000	1,884,779
Roper Technologies, Inc.
2.95%, 09/15/2029	1,930,000	2,063,545
Seagate HDD Cayman
3.13%, 07/15/2029(2)	6,000,000	5,813,490
4.09%, 06/01/2029(2)	4,079,000	4,176,080
4.13%, 01/15/2031(2)	11,000,000	11,220,000
4.88%, 06/01/2027	431,000	475,177
5.75%, 12/01/2034	1,122,000	1,290,300
Skyworks Solutions, Inc.
1.80%, 06/01/2026	3,440,000	3,483,337
3.00%, 06/01/2031	1,500,000	1,533,164
TSMC Global Ltd.
1.00%, 09/28/2027(2)	5,575,000	5,362,927
VMware, Inc.
4.70%, 05/15/2030	4,700,000	5,561,128

Total Technology		482,641,447

Utilities – 2.00%
AEP Transmission Co. LLC
3.75%, 12/01/2047	2,190,000	2,486,503
AES Corp.
2.45%, 01/15/2031(2)	4,485,000	4,437,508
3.95%, 07/15/2030(2)	2,040,000	2,230,740
Alliant Energy Finance LLC
1.40%, 03/15/2026(2)	925,000	911,123
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	102,395
American Water Capital Corp.
3.45%, 05/01/2050	1,148,000	1,240,452
4.15%, 06/01/2049	1,425,000	1,728,471

	Principal Amount	Value
Appalachian Power Co.
2.70%, 04/01/2031	21,700,000	22,431,356
APT Pipelines Ltd.
4.25%, 07/15/2027(2)	11,420,000	12,896,763
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,826,298
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	7,277,904
Calpine Corp.
3.75%, 03/01/2031(2)	9,495,000	9,042,563
China Southern Power Grid International Finance BVI 2018 Co. Ltd.
4.25%, 09/18/2028	1,180,000	1,343,281
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,349,702
CLP Power Hong Kong Financing Ltd.
3.38%, 10/26/2027	5,000,000	5,458,503
DPL, Inc.
4.13%, 07/01/2025	1,525,000	1,635,562
Duke Energy Carolinas LLC
2.55%, 04/15/2031	4,610,000	4,786,060
3.70%, 12/01/2047	2,500,000	2,818,268
3.88%, 03/15/2046	2,750,000	3,171,799
4.25%, 12/15/2041	1,650,000	2,001,917
Duke Energy Corp.
2.55%, 06/15/2031	46,855,000	47,413,668
Duke Energy Progress LLC
4.10%, 03/15/2043	900,000	1,066,827
4.20%, 08/15/2045	1,000,000	1,205,399
Duquesne Light Holdings, Inc.
5.90%, 12/01/2021(2)	1,500,000	1,533,098
Edison International
4.95%, 04/15/2025	13,131,000	14,537,785
Empresas Publicas de Medellin ESP
4.38%, 02/15/2031	1,400,000	1,381,688
Enel Finance International NV
3.50%, 04/06/2028(2)	1,505,000	1,647,829
3.63%, 05/25/2027(2)	16,020,000	17,597,265
4.63%, 09/14/2025(2)	7,000,000	7,939,020
FirstEnergy Corp.
3.35%, 07/15/2022	2,075,000	2,109,237
3.40%, 03/01/2050	6,330,000	6,187,575
FirstEnergy Transmission LLC
2.87%, 09/15/2028(2)	16,876,000	17,468,641
4.35%, 01/15/2025(2)	7,535,000	8,266,802
IPALCO Enterprises, Inc.
4.25%, 05/01/2030	1,245,000	1,398,209
ITC Holdings Corp.
3.25%, 06/30/2026	2,000,000	2,166,232
4.05%, 07/01/2023	3,812,000	4,032,841

	Principal Amount	Value
Jersey Central Power & Light Co.
2.75%, 03/01/2032(2)	2,000,000	2,030,182
4.30%, 01/15/2026(2)	2,000,000	2,213,531
4.70%, 04/01/2024(2)	150,000	163,196
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,718,146
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,235,502
4.30%, 01/15/2029(2)	5,000,000	5,598,045
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(2)	700,000	787,762
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	1,150,000	1,152,875
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	5,370,000	5,391,915
Northern States Power Co.
3.60%, 09/15/2047	1,800,000	2,036,944
4.00%, 08/15/2045	1,000,000	1,192,770
NRG Energy, Inc.
4.45%, 06/15/2029(2)	7,405,000	8,173,485
5.25%, 06/15/2029(2)	2,120,000	2,255,150
5.75%, 01/15/2028	1,990,000	2,119,350
Pacific Gas & Electric Co.
2.10%, 08/01/2027	13,063,000	12,686,570
2.50%, 02/01/2031	6,150,000	5,765,911
2.95%, 03/01/2026	3,312,000	3,386,691
3.00%, 06/15/2028	13,949,000	14,011,743
3.15%, 01/01/2026	6,569,000	6,775,463
3.25%, 06/15/2023	2,670,000	2,759,418
3.25%, 06/01/2031	2,300,000	2,261,646
3.30%, 03/15/2027	2,052,000	2,123,234
3.30%, 12/01/2027	3,700,000	3,803,234
3.30%, 08/01/2040	4,970,000	4,488,273
3.40%, 08/15/2024	2,476,000	2,598,639
3.45%, 07/01/2025	7,759,500	8,133,365
3.50%, 06/15/2025	10,754,000	11,276,632
3.50%, 08/01/2050	9,498,000	8,465,195
3.75%, 02/15/2024	2,914,000	3,054,642
3.75%, 07/01/2028	18,443,500	19,309,568
3.75%, 08/15/2042	1,883,000	1,713,119
3.85%, 11/15/2023	1,259,000	1,319,349
3.95%, 12/01/2047	4,606,000	4,283,876
4.00%, 12/01/2046	13,182,000	12,337,336
4.25%, 08/01/2023	15,600,000	16,527,512
4.25%, 03/15/2046	409,000	388,876
4.30%, 03/15/2045	12,052,000	11,565,144
4.45%, 04/15/2042	7,667,000	7,590,692
4.50%, 07/01/2040	11,103,000	11,108,375
4.50%, 12/15/2041	3,353,000	3,263,143
4.55%, 07/01/2030	40,929,500	43,776,527

	Principal Amount	Value
4.60%, 06/15/2043	1,248,000	1,236,766
4.65%, 08/01/2028	100,000	110,049
4.75%, 02/15/2044	11,506,000	11,616,964
4.95%, 07/01/2050	4,972,500	5,114,547
Pennsylvania Electric Co.
3.25%, 03/15/2028(2)	200,000	210,011
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
5.45%, 05/21/2028(2)	11,800,000	13,747,000
Piedmont Natural Gas Co., Inc.
2.50%, 03/15/2031	25,000,000	25,391,675
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,572,404
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	27,387
Sempra Energy
3.25%, 06/15/2027	8,634,000	9,365,460
Southern California Edison Co.
3.65%, 02/01/2050	1,595,000	1,595,135
4.00%, 04/01/2047	455,000	478,615
4.13%, 03/01/2048	570,000	607,440
6.65%, 04/01/2029	192,000	239,728
Southern California Gas Co.
5.13%, 11/15/2040	12,000	15,617
Southern Co.
3.25%, 07/01/2026	8,000,000	8,682,114
Southern Co. Gas Capital Corp.
4.40%, 05/30/2047	1,915,000	2,253,737
5.88%, 03/15/2041	1,920,000	2,647,629
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	11,370,289
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,162,863
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	404,000	410,157
3.50%, 05/04/2027	5,330,000	5,863,351
3.75%, 05/02/2023(2)	4,235,000	4,456,321
TNB Global Ventures Capital Bhd
3.24%, 10/19/2026	4,030,000	4,309,360
Tucson Electric Power Co.
3.05%, 03/15/2025	3,000,000	3,207,724
5.15%, 11/15/2021	678,000	681,861
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	8,385,000	8,853,476
3.70%, 01/30/2027(2)	14,530,000	15,524,016
4.38%, 05/01/2029(2)	2,530,000	2,542,650

Total Utilities		653,266,656

Total Corporate Bonds (Cost: $10,490,212,975)		10,938,363,664

Convertible Securities – 0.21%
Communications – 0.11%

	Principal Amount		Value
DISH Network Corp.
2.38%, 03/15/2024		7,520,000	7,289,700
3.38%, 08/15/2026		10,045,000	10,250,923
Expedia Group, Inc.
0.00%, 02/15/2026(2)		2,735,000	2,953,800
Palo Alto Networks, Inc.
0.38%, 06/01/2025		6,175,000	8,398,000
Twitter, Inc.
0.00%, 03/15/2026(2)		3,375,000	3,218,906
Uber Technologies, Inc.
0.00%, 12/15/2025(2)		2,455,000	2,489,370

Total Communications			34,600,699

Consumer, Cyclical – 0.03%
Peloton Interactive, Inc.
0.00%, 02/15/2026(2)		4,735,000	4,578,153
Southwest Airlines Co.
1.25%, 05/01/2025		3,310,000	5,012,581

Total Consumer, Cyclical			9,590,734

Consumer, Non-cyclical – 0.07%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		2,545,000	2,637,384
1.25%, 05/15/2027		10,100,000	10,119,464
Livongo Health, Inc.
0.88%, 06/01/2025		950,000	1,499,217
Neurocrine Biosciences, Inc.
2.25%, 05/15/2024		1,160,000	1,550,804
Teladoc Health, Inc.
1.25%, 06/01/2027		6,475,000	7,248,115

Total Consumer, Non-cyclical			23,054,984

Total Convertible Securities (Cost: $65,107,214)			67,246,417

Government Related – 25.54%
Other Government Related – 2.31%
Abu Dhabi Government International Bond
2.50%, 09/30/2029		2,541,000	2,653,160
2.70%, 09/02/2070(2)		6,469,000	5,858,326
3.88%, 04/16/2050		200,000	230,250
3.88%, 04/16/2050(2)		5,400,000	6,216,750
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,150,100
Argentina Bocon
34.07% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,284,783	29,945
Argentina Treasury Bond BONCER
1.00%, 08/05/2021		135,001,300	2,335,186
Argentine Bonos del Tesoro
15.50%, 10/17/2026		110,804,000	504,773
Argentine Republic Government International Bond
0.13%, 07/09/2030(3)		$25,483,672	9,128,506
0.13%, 07/09/2035(3)		4,446,707	1,407,427
0.13%, 01/09/2038(3)		261,019	98,360
0.13%, 07/09/2041(3)		12,427,204	4,430,298

	Principal Amount		Value
0.13%, 07/09/2046(3)		114,993	36,913
1.00%, 07/09/2029		1,108,815	419,886
Bonos del Tesoro Nacional en Pesos Badlar
36.10% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)	ARS	219,181,000	2,436,682
Brazil Letras do Tesouro Nacional
0.00%, 10/01/2021	BRL	515,000,000	102,292,930
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2025		119,192,000	25,274,900
Brazilian Government International Bond
2.88%, 06/06/2025		$500,000	513,835
3.88%, 06/12/2030		4,400,000	4,436,960
Chile Government International Bond
2.45%, 01/31/2031		2,500,000	2,544,125
2.55%, 01/27/2032		1,770,000	1,808,940
City of New York NY
1.92%, 08/01/2031		4,350,000	4,319,457
2.05%, 03/01/2032		2,480,000	2,502,721
3.55%, 12/01/2028		3,645,000	4,074,962
City of San Francisco CA Public Utilities Commission Water Revenue
2.19%, 11/01/2032		1,610,000	1,647,395
2.83%, 11/01/2041		6,510,000	6,605,200
Ciudad Autonoma de Buenos Aires/Government Bonds
37.37% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/29/2024(1)	ARS	314,346,000	2,918,231
37.88% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 02/22/2028(1)		401,380,000	3,738,792
39.12% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)		566,081,000	6,370,134
Colombia Government International Bond
3.00%, 01/30/2030		$5,200,000	5,094,128
4.50%, 01/28/2026		1,892,000	2,065,042
Commonwealth of Puerto Rico
5.00%, 07/01/2021(6)		240,000	210,600
4.13%, 07/01/2022(6)		100,000	85,375
5.00%, 07/01/2028(6)		20,000	18,350
5.00%, 07/01/2041(6)		395,000	331,306
5.13%, 07/01/2028(6)		30,000	27,450
5.13%, 07/01/2031(6)		2,590,000	2,369,850
5.13%, 07/01/2037(6)		190,000	163,162
5.25%, 07/01/2026(6)		200,000	184,000
5.25%, 07/01/2037(6)		100,000	92,000
5.38%, 07/01/2030(6)		165,000	147,056
5.50%, 07/01/2032(6)		1,610,000	1,465,100
5.50%, 07/01/2039(6)		520,000	457,600
5.70%, 07/01/2023(6)		170,000	151,725
5.75%, 07/01/2038(6)		80,000	72,000
5.75%, 07/01/2041(6)		100,000	89,250
6.00%, 07/01/2038(6)		610,000	565,775
6.00%, 07/01/2039(6)		55,000	49,981
6.50%, 07/01/2040(6)		30,000	27,412
8.00%, 07/01/2035(6)		800,000	662,000
County of Miami-Dade FL Aviation Revenue

	Principal Amount		Value
2.61%, 10/01/2032		900,000	932,800
2.71%, 10/01/2033		1,290,000	1,341,051
3.45%, 10/01/2030		600,000	655,333
Croatia Government International Bond
6.00%, 01/26/2024		1,253,000	1,420,175
Dominican Republic International Bond
4.50%, 01/30/2030(2)		3,330,000	3,404,958
4.88%, 09/23/2032		2,500,000	2,575,000
Egypt Government International Bond
5.25%, 10/06/2025		400,000	421,520
7.60%, 03/01/2029(2)		1,550,000	1,701,435
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,085,000
Export Import Bank of Thailand
1.46%, 10/15/2025		3,184,000	3,184,518
Export-Import Bank of India
1.17% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)(17)		9,600,000	9,600,672
Export-Import Bank of Korea
6.75%, 08/09/2022	INR	306,900,000	4,196,617
Guatemala Government Bond
5.38%, 04/24/2032(2)		$600,000	696,000
6.13%, 06/01/2050(2)		800,000	978,000
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	8,105,350
Indonesia Government International Bond
2.85%, 02/14/2030		3,000,000	3,110,390
Israel Government International Bond
3.88%, 07/03/2050		3,000,000	3,469,662
4.50%, 04/03/2120		1,400,000	1,767,500
Korea Electric Power Corp.
7.00%, 02/01/2027		1,335,000	1,703,113
Korea National Oil Corp.
1.63%, 10/05/2030(2)		4,180,000	3,989,694
Korea South-East Power Co. Ltd.
1.00%, 02/03/2026		1,260,000	1,243,485
Los Angeles Department of Water & Power Water System Revenue
6.01%, 07/01/2039		675,000	924,188
Metropolitan Transportation Authority
5.18%, 11/15/2049		2,065,000	2,787,680
Mexican Bonos
6.75%, 03/09/2023	MXN	436,703,400	22,299,170
Mexico Government International Bond
2.66%, 05/24/2031		$7,776,000	7,596,297
3.75%, 01/11/2028		2,000,000	2,177,380
3.77%, 05/24/2061		19,008,000	17,667,936
4.28%, 08/14/2041		17,695,000	18,573,380
4.50%, 04/22/2029		773,000	873,444
4.75%, 04/27/2032		1,100,000	1,259,500
New Jersey Turnpike Authority
1.86%, 01/01/2031		2,370,000	2,352,858

	Principal Amount		Value
New York City Transitional Finance Authority Future Tax Secured Revenue
2.40%, 11/01/2032		2,580,000	2,644,169
2.69%, 05/01/2033		1,275,000	1,333,259
2.80%, 02/01/2026		1,850,000	1,989,832
3.95%, 08/01/2032		1,900,000	2,147,522
5.27%, 05/01/2027		5,820,000	7,049,293
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,143,293
5.29%, 03/15/2033		830,000	1,011,030
Panama Government International Bond
2.25%, 09/29/2032		2,200,000	2,108,810
3.16%, 01/23/2030		6,109,000	6,406,875
3.88%, 03/17/2028		800,000	877,200
Paraguay Government International Bond
4.70%, 03/27/2027		2,030,000	2,301,025
4.95%, 04/28/2031(2)		1,200,000	1,377,012
Peru Government Bond
5.94%, 02/12/2029	PEN	21,282,000	6,042,981
6.15%, 08/12/2032		17,826,000	4,853,855
6.95%, 08/12/2031		5,192,000	1,514,133
Peruvian Government International Bond
2.84%, 06/20/2030		$1,370,000	1,409,004
4.13%, 08/25/2027		1,541,000	1,723,115
5.94%, 02/12/2029	PEN	11,140,000	3,163,180
5.94%, 02/12/2029(2)		11,637,000	3,304,303
6.15%, 08/12/2032(2)		2,151,000	583,815
6.35%, 08/12/2028(2)		12,544,000	3,646,471
6.90%, 08/12/2037(2)		780,000	214,765
6.95%, 08/12/2031		1,183,000	344,996
6.95%, 08/12/2031(2)		10,939,000	3,190,119
8.20%, 08/12/2026(2)		15,908,000	5,131,649
Philippine Government International Bond
1.65%, 06/10/2031		$563,000	543,366
1.95%, 01/06/2032		1,000,000	986,815
2.46%, 05/05/2030		887,000	921,603
Province of Quebec Canada
0.60%, 07/23/2025		7,535,000	7,461,428
Provincia de Buenos Aires/Government Bonds
37.85% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)	ARS	1,284,476,000	12,528,370
37.95% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)		52,056,000	535,749
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(6)		$100,000	95,125
Qatar Government International Bond
3.75%, 04/16/2030		2,700,000	3,054,915
4.50%, 04/23/2028		2,759,000	3,255,620
4.63%, 06/02/2046		257,000	318,513
5.10%, 04/23/2048		600,000	796,560
Regents of the University of California Medical Center Pooled Revenue
3.26%, 05/15/2060		15,790,000	16,774,135

	Principal Amount		Value
Republic of South Africa Government Bond
8.00%, 01/31/2030	ZAR	43,000,000	2,855,460
8.25%, 03/31/2032		60,400,000	3,862,649
8.75%, 02/28/2048		16,700,000	989,838
8.88%, 02/28/2035		43,200,000	2,745,973
10.50%, 12/21/2026		1,668,900,000	132,845,842
Republic of South Africa Government International Bond
4.30%, 10/12/2028		$1,534,000	1,583,855
4.85%, 09/30/2029		11,735,000	12,443,794
4.88%, 04/14/2026		700,000	759,724
5.75%, 09/30/2049		5,200,000	5,314,088
Romanian Government International Bond
2.75%, 04/14/2041(2)	EUR	8,300,000	9,768,581
3.00%, 02/14/2031		$2,700,000	2,795,634
Saudi Government International Bond
2.38%, 10/26/2021		17,900,000	18,007,400
2.75%, 02/03/2032(2)		1,900,000	1,949,636
3.25%, 10/26/2026		900,000	980,359
3.25%, 10/22/2030		700,000	753,375
3.63%, 03/04/2028		2,780,000	3,071,622
3.75%, 01/21/2055(2)		300,000	316,651
4.00%, 04/17/2025		10,900,000	12,030,875
4.50%, 10/26/2046		275,000	322,094
5.00%, 04/17/2049		1,000,000	1,261,900
Serbia International Bond
1.65%, 03/03/2033(2)	EUR	3,200,000	3,711,227
3.13%, 05/15/2027(2)		1,998,000	2,634,542
State of Illinois
5.10%, 06/01/2033		$225,000	264,565
6.73%, 04/01/2035		70,000	88,163
7.35%, 07/01/2035		55,000	71,051
State of Israel
3.38%, 01/15/2050		8,400,000	8,973,384
3.80%, 05/13/2060		16,900,000	19,236,898
Texas Public Finance Authority
8.25%, 07/01/2024		3,300,000	3,330,902
Turkey Government International Bond
3.25%, 03/23/2023		2,050,000	2,045,408
4.63%, 03/31/2025	EUR	6,300,000	7,754,870
5.75%, 03/22/2024		$600,000	622,003
5.75%, 05/11/2047		2,800,000	2,390,360
6.35%, 08/10/2024		1,782,000	1,868,445
7.25%, 12/23/2023		4,000,000	4,313,120
7.63%, 04/26/2029		11,900,000	13,026,930
Uruguay Government International Bond
4.38%, 01/23/2031		1,800,000	2,094,318
Venezuela Government International Bond
6.00%, 12/09/2049(6)		30,000	2,895
7.00%, 03/31/2038(6)		187,000	19,541
7.65%, 04/21/2025(6)		534,000	53,400

	Principal Amount	Value
7.75%, 04/13/2022(6)	100,000	10,250
8.25%, 10/13/2024(6)	7,294,000	751,282
9.00%, 05/07/2023(6)	110,000	10,945
9.00%, 05/07/2023(6)	7,405,000	736,798
9.25%, 09/15/2027(6)	1,049,000	109,096
9.25%, 05/07/2028(6)	420,000	43,050
11.75%, 10/21/2026(6)	120,000	12,480
11.95%, 08/05/2031(6)	3,200,000	331,200

Total Other Government Related		755,358,790

U.S. Treasury Obligations – 23.23%
U.S. Treasury Inflation Indexed Bond
0.13%, 07/15/2030(8)	10,728,377	11,834,182
0.25%, 07/15/2029(8)(9)	45,728,076	50,868,912
0.25%, 02/15/2050(8)	4,570,456	5,169,555
0.63%, 02/15/2043(8)	348,465	416,007
0.75%, 02/15/2042(8)	590,930	719,426
0.75%, 02/15/2045(8)	4,309,504	5,312,137
0.88%, 02/15/2047(8)	4,867,764	6,259,133
1.00%, 02/15/2046(8)	2,254,140	2,944,441
1.00%, 02/15/2048(8)	3,573,768	4,763,628
1.00%, 02/15/2049(8)	6,686,001	8,996,937
1.38%, 02/15/2044(8)	572,930	790,203
2.13%, 02/15/2040(8)	247,112	368,216
2.13%, 02/15/2041(8)	365,841	551,067
U.S. Treasury Note/Bond
0.13%, 04/30/2022	78,405,000	78,429,502
0.13%, 05/31/2022	57,150,000	57,167,859
0.13%, 08/31/2022	61,755,000	61,757,412
0.13%, 09/30/2022	78,645,000	78,632,712
0.13%, 12/31/2022(9)	57,430,000	57,380,646
0.13%, 02/28/2023	241,370,000	241,068,288
0.13%, 04/30/2023	294,000,000	293,448,750
0.13%, 05/31/2023	706,508,000	704,990,110
0.13%, 06/30/2023	214,920,000	214,407,886
0.13%, 01/15/2024(9)	194,040,000	192,865,148
0.13%, 02/15/2024	92,000,000	91,407,031
0.25%, 03/15/2024	211,835,000	210,990,969
0.25%, 05/15/2024	124,515,000	123,834,059
0.25%, 06/15/2024	81,240,000	80,744,944
0.38%, 03/31/2022	83,370,000	83,552,372
0.75%, 03/31/2026	342,476,000	340,937,533
0.75%, 04/30/2026	743,580,000	739,804,012
0.75%, 05/31/2026	438,415,000	435,914,667
0.88%, 06/30/2026	86,875,000	86,834,277
0.88%, 11/15/2030	417,800,000	397,301,687
1.13%, 08/31/2021	155,800,000	156,078,851
1.13%, 02/29/2028	76,082,000	75,856,132
1.13%, 02/15/2031	698,900,000	678,479,016
1.25%, 03/31/2028	250,000,000	250,986,328

	Principal Amount	Value
1.38%, 08/15/2050	73,900,000	62,298,277
1.63%, 05/15/2031	143,662,000	145,861,824
1.88%, 02/15/2041	266,149,000	260,534,920
1.88%, 02/15/2051	371,850,000	354,884,344
2.25%, 05/15/2041	57,950,000	60,295,164
2.25%, 08/15/2049	116,300,000	120,479,531
2.38%, 05/15/2051	434,498,000	463,894,505
2.50%, 02/15/2045	49,400,000	53,448,484
2.75%, 08/15/2021	79,300,000	79,566,591
2.75%, 11/15/2047	250,000	284,590
3.00%, 05/15/2045	30,000,000	35,378,906
3.00%, 02/15/2048	15,800,000	18,834,094
3.00%, 08/15/2048(9)	10,405,000	12,423,407
3.00%, 02/15/2049	64,740,000	77,508,447
3.13%, 05/15/2048	12,780,000	15,586,109

Total U.S. Treasury Obligations		7,593,143,228

Total Government Related (Cost: $8,280,554,363)		8,348,502,018

Mortgage-Backed Obligations – 24.49%
280 Park Avenue 2017-280P Mortgage Trust
0.95% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034, Series 2017-280P, Class A(1)(2)	1,315,632	1,315,633
Alen 2021-ACEN Mortgage Trust
1.22% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 04/15/2034, Series 2021-ACEN, Class A(1)(2)	11,160,000	11,163,320
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033, Series 2003-22CB, Class 1A1	466,759	482,044
6.00%, 12/25/2033, Series 2003-22CB, Class 3A1	146,675	152,550
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034, Series 2004-16CB, Class 1A1	248,110	254,582
5.50%, 08/25/2034, Series 2004-16CB, Class 3A1	285,635	293,277
Alternative Loan Trust 2005-56
1.55% (1 Month LIBOR USD + 1.46%, 1.46% Floor), 11/25/2035, Series 2005-56, Class 1A1(1)	4,187,695	4,165,829
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036, Series 2005-74T1, Class A1	10,015,262	7,882,422
Alternative Loan Trust 2006-HY12
3.06%, 08/25/2036, Series 2006-HY12, Class A5(4)	197,557	197,852
Alternative Loan Trust 2006-OA17
0.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046, Series 2006-OA17, Class 1A1A(1)	13,973,064	12,163,998
Alternative Loan Trust 2006-OA22
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047, Series 2006-OA22, Class A2(1)	12,348,300	11,479,334
Alternative Loan Trust 2006-OA3
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 05/25/2036, Series 2006-OA3, Class 1A1(1)	4,806,214	4,264,279
Alternative Loan Trust 2006-OA7
1.06% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046, Series 2006-OA7, Class 2A1(1)	10,207,861	9,140,415
Alternative Loan Trust 2006-OC5
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor), 06/25/2046, Series 2006-OC5, Class 2A3(1)	7,839,685	7,324,808
Alternative Loan Trust 2007-5CB
6.00%, 04/25/2037, Series 2007-5CB, Class 1A4	15,226,135	12,012,788
Alternative Loan Trust 2007-HY7C
0.23% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037, Series 2007-HY7C, Class A1(1)	2,447,192	2,398,334
Alternative Loan Trust 2007-OA2
0.22% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047, Series 2007-OA2, Class 2A1(1)	11,596,583	9,837,652

	Principal Amount	Value
0.96% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047, Series 2007-OA2, Class 1A1(1)	22,344,949	19,584,602
Alternative Loan Trust 2007-OA4
0.26% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047, Series 2007-OA4, Class A1(1)	1,693,099	1,602,776
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059, Series 2019-3, Class A3(2)(4)	1,822,916	1,829,075
Angel Oak Mortgage Trust 2021-1
1.22%, 01/25/2066, Series 2021-1, Class A3(2)(4)	7,286,922	7,271,547
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048, Series 2019-1, Class A1(2)(4)	2,681,969	2,718,343
4.02%, 11/25/2048, Series 2019-1, Class A2(2)(4)	702,841	711,158
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049, Series 2019-2, Class A1(2)(4)	997,675	1,009,379
3.78%, 03/25/2049, Series 2019-2, Class A2(2)(4)	1,164,899	1,182,627
4.07%, 03/25/2049, Series 2019-2, Class M1(2)(4)	3,460,000	3,504,156
Angel Oak Mortgage Trust 2020-3
1.69%, 04/25/2065, Series 2020-3, Class A1(2)(4)	3,333,720	3,366,374
Angel Oak Mortgage Trust LLC 2020-5
2.04%, 05/25/2065, Series 2020-5, Class A3(2)(4)	1,763,342	1,775,454
2.97%, 05/25/2065, Series 2020-5, Class M1(2)(4)	2,480,000	2,535,815
Ashford Hospitality Trust 2018-ASHF
1.32% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035, Series 2018-ASHF, Class B(1)(2)	1,530,000	1,527,066
Ashford Hospitality Trust 2018-KEYS
1.52% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 06/15/2035, Series 2018-KEYS, Class B(1)(2)	3,000,000	2,999,425
Austin Fairmont Hotel Trust 2019-FAIR
1.32% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032, Series 2019-FAIR, Class B(1)(2)	2,155,000	2,154,999
1.52% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032, Series 2019-FAIR, Class C(1)(2)	5,500,000	5,498,279
Aventura Mall Trust
4.25%, 07/05/2040, Series 2018-AVM, Class A(2)(4)	5,325,000	6,048,735
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038, Series 2018-PARK, Class A(2)(4)	6,575,000	7,528,198
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050, Series 2016-LD11, Class AJB(2)(4)	100,000	48,728
6.01%, 06/17/2050, Series 2016-LD11, Class AJA(2)(4)	229,739	229,638
Banc of America Commercial Mortgage Trust 2007-5
6.02%, 02/10/2051, Series 2007-5, Class AJ(4)	5,803,744	5,993,783
Banc of America Funding 2015-R7 Trust
1.05% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046, Series 2015-R7, Class 1A1(1)(2)	700,960	712,441
Banc of America Funding 2015-R8 Trust
0.97%, 11/26/2046, Series 2015-R8, Class 1A1(2)(4)	888,373	905,358
Banc of America Funding 2015-R9 Trust
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037, Series 2015-R9, Class 2A1(1)(2)	9,848,262	9,600,033
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033, Series 2015-GTP, Class C(2)(4)	2,715,000	2,836,466
BBCMS 2019-BWAY Mortgage Trust
2.23% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/15/2034, Series 2019-BWAY, Class D(1)(2)	2,025,000	1,964,309
BBCMS Trust 2013-TYSN
3.76%, 09/05/2032, Series 2013-TYSN, Class A2(2)	101,347	101,463
BBCMS Trust 2018-CBM
1.07% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037, Series 2018-CBM, Class A(1)(2)	2,305,000	2,304,963

	Principal Amount	Value
BB-UBS Trust
2.89%, 06/05/2030, Series 2012-TFT, Class A(2)	932,733	933,121
BCAP LLC 2014-RR2
0.57% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036, Series 2014-RR2, Class 6A8(1)(2)	16,314,782	15,975,737
Bear Stearns ALT-A Trust 2005-1
1.22% (1 Month LIBOR USD + 1.13%, 1.13% Floor, 11.50% Cap), 01/25/2035, Series 2005-1, Class M2(1)	6,013,434	6,360,793
Bear Stearns ARM Trust 2003-3
2.86%, 05/25/2033, Series 2003-3, Class 3A1(4)	413,545	417,374
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041, Series 2006-T24, Class B(2)(4)	7,839,709	7,868,338
Bear Stearns Mortgage Funding Trust 2007-AR4
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap), 06/25/2037, Series 2007-AR4, Class 2A1(1)	12,411,764	12,105,164
Benchmark 2018-B1 Mortgage Trust
3.88%, 01/15/2051, Series 2018-B1, Class AM(4)	3,095,000	3,444,152
BFLD 2019-DPLO
1.61% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034, Series 2019-DPLO, Class C(1)(2)	4,650,000	4,648,541
BFLD Trust 2020-OBRK
2.12% (1 Month LIBOR USD + 2.05%, 2.05% Floor), 11/15/2028, Series 2020-OBRK, Class A(1)(2)	13,350,000	13,517,843
Braemar Hotels & Resorts Trust 2018-Prime
1.12% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 06/15/2035, Series 2018-PRME, Class B(1)(2)	3,000,000	2,985,161
Brass NO 8 Plc
0.86% (3 Month LIBOR USD + 0.70%), 11/16/2066, Series 8A, Class A1(1)(2)	1,321,424	1,326,831
BX Commercial Mortgage Trust 2019-IMC
1.37% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034, Series 2019-IMC, Class B(1)(2)	4,870,000	4,867,070
2.22% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034, Series 2019-IMC, Class E(1)(2)	4,215,000	4,193,855
BX Trust 2018-GW
0.87% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 05/15/2035, Series 2018-GW, Class A(1)(2)	2,485,000	2,489,625
BX Trust 2019-CALM
0.95% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 11/15/2032, Series 2019-CALM, Class A(1)(2)	10,000,000	10,008,976
BX Trust 2019-OC11
3.20%, 12/09/2041, Series 2019-OC11, Class A(2)	2,755,000	2,967,860
BXP Trust 2017-GM
3.38%, 06/13/2039, Series 2017-GM, Class A(2)	3,800,000	4,153,408
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039, Series 2019-101C, Class A(2)	5,010,000	5,702,890
Cantor Commercial Real Estate Lending 2019-CF2
3.27%, 11/15/2052, Series 2019-CF2, Class B	2,780,000	2,917,935
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039, Series 2019-CPT, Class A(2)	5,185,000	5,522,991
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037, Series 2008-3R, Class 1A1(2)	5,322,836	3,923,928
CIM Trust
2.57%, 07/25/2059, Series 2021-NR2, Class A1(2)(3)	9,826,569	9,870,367
CIM Trust 2018-R5
3.75%, 07/25/2058, Series 2018-R5, Class A1(2)(4)	8,829,296	8,828,019
CIM Trust 2018-R6
1.17% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058, Series 2018-R6, Class A1(1)(2)	11,432,760	11,344,711
CIM Trust 2019-R3
2.63%, 06/25/2058, Series 2019-R3, Class A(2)(4)	17,445,108	17,179,205
CIM Trust 2019-R4

	Principal Amount		Value
3.00%, 10/25/2059, Series 2019-R4, Class A1(2)(4)		20,941,057	20,441,935
CIM Trust 2020-R1
2.85%, 10/27/2059, Series 2020-R1, Class A1(2)(4)		26,096,265	22,216,453
CIM Trust 2020-R6
2.25%, 12/25/2060, Series 2020-R6, Class A1A(2)(4)		16,353,456	16,234,520
CIM Trust 2020-R7
2.25%, 12/27/2061, Series 2020-R7, Class A1A(2)(4)		28,073,004	28,046,250
CIM Trust 2021-NR3
2.57%, 06/25/2057, Series 2021-NR3, Class A1(2)(3)		18,458,449	18,452,975
CIM Trust 2021-R1
2.40%, 08/25/2056, Series 2021-R1, Class A2(2)(4)		29,094,501	29,082,325
CIM Trust 2021-R2
2.50%, 01/25/2057, Series 2021-R2, Class A2(2)(4)		13,406,965	13,432,208
CIM Trust 2021-R3
1.95%, 06/25/2057, Series 2021-R3, Class A1A(2)(4)		44,319,596	44,761,338
CIM Trust 2021-R4
0.00%, 05/01/2061, Series 2021-R4, Class A1A(2)(4)		43,750,000	43,968,750
Citigroup Commercial Mortgage Trust 2013-375P
3.63%, 05/10/2035, Series 2013-375P, Class D(2)(4)		3,120,000	3,164,472
3.63%, 05/10/2035, Series 2013-375P, Class C(2)(4)		4,250,000	4,356,964
Citigroup Commercial Mortgage Trust 2015-GC27
3.57%, 02/10/2048, Series 2015-GC27, Class AS		430,000	454,873
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058, Series 2015-GC33, Class AS		1,350,000	1,473,263
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050, Series 2017-P7, Class AS		2,140,000	2,358,665
Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051, Series 2018-B2, Class C(4)		1,195,000	1,227,577
Citigroup Commercial Mortgage Trust 2020-555
2.83%, 12/10/2041, Series 2020-555, Class B(2)		2,150,000	2,157,434
3.03%, 12/10/2041, Series 2020-555, Class C(2)		1,530,000	1,502,183
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068, Series 2018-A, Class A1(2)(4)		1,305,917	1,307,116
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066, Series 2019-B, Class A1(2)(4)		2,942,005	2,966,837
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066, Series 2019-RP1, Class A1(2)(4)		2,527,228	2,621,502
Citigroup Mortgage Loan Trust, Inc.
2.50%, 08/25/2050, Series 2020-EXP2, Class A4(2)(4)		2,102,127	2,133,405
Clavis Securities Plc
0.25% (3 Month LIBOR GBP + 0.17%), 12/15/2032, Series 2007-1, Class A3A(1)	GBP	871,960	1,181,174
Cold Storage Trust 2020-ICE5
1.72% (1 Month LIBOR USD + 1.65%, 1.43% Floor), 11/15/2037, Series 2020-ICE5, Class C(1)(2)		$3,533,851	3,544,926
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049, Series 2019-3, Class A1(2)(4)		1,190,180	1,190,125
COLT 2020-3 Mortgage Loan Trust
1.51%, 04/27/2065, Series 2020-3, Class A1(2)(4)		1,778,948	1,785,826
COMM 2012-CCRE3 Mortgage Trust
3.42%, 10/15/2045, Series 2012-CR3, Class AM(2)		4,535,000	4,570,860

	Principal Amount	Value
Comm 2013-CCRE13 Mortgage Trust
5.05%, 11/10/2046, Series 2013-CR13, Class C(4)	7,470,000	8,035,749
COMM 2014-CR14 Mortgage Trust
4.76%, 02/10/2047, Series 2014-CR14, Class C(4)	6,770,000	7,119,825
COMM 2014-UBS2 Mortgage Trust
5.14%, 03/10/2047, Series 2014-UBS2, Class C(4)	800,000	835,833
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048, Series 2015-CR24, Class A5	1,990,000	2,175,917
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048, Series 2015-DC1, Class AM	2,495,000	2,676,050
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050, Series 2017-COR2, Class A3	3,110,000	3,430,538
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029, Series 2017-PANW, Class B(2)(4)	1,285,000	1,334,830
COMM 2020-CBM Mortgage Trust
3.40%, 02/10/2037, Series 2020-CBM, Class C(2)	5,150,000	5,097,982
Commercial Mortgage Pass Through Certificates
3.40%, 10/05/2030, Series 2012-LTRT, Class A2(2)	770,000	768,189
CRSNT Trust 2021-MOON
1.28% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 04/15/2036, Series 2021-MOON, Class B(1)(2)	20,000,000	19,999,994
1.63% (1 Month LIBOR USD + 1.55%, 1.55% Floor), 04/15/2036, Series 2021-MOON, Class C(1)(2)	12,000,000	11,999,994
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057, Series 2015-C2, Class AS(4)	8,560,000	8,986,265
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049, Series 2016-C6, Class A5	840,000	898,446
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049, Series 2016-C7, Class AS(4)	6,160,000	6,807,104
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052, Series 2019-C17, Class A4	6,050,000	6,353,205
3.28%, 09/15/2052, Series 2019-C17, Class AS	2,625,000	2,819,318
3.48%, 09/15/2052, Series 2019-C17, Class B	3,015,000	3,175,484
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033, Series 2003-27, Class 4A4	79,837	85,148
CSMC 2014-USA OA LLC
4.37%, 09/15/2037, Series 2014-USA, Class D(2)	6,175,000	5,923,240
CSMC 2020-NET
2.26%, 08/15/2037, Series 2020-NET, Class A(2)	2,800,000	2,890,627
3.53%, 08/15/2037, Series 2020-NET, Class C(2)	4,405,000	4,655,560
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060, Series 2020-RPL3, Class A1(2)(4)	10,991,729	11,133,329
CSMC 2020-RPL5 Trust
3.02%, 08/25/2060, Series 2020-RPL5, Class A1(2)(4)	3,411,902	3,463,884
CSMC 2021-RPL3 Trust
3.75%, 01/25/2060, Series 2021-RPL3, Class M2(2)	995,000	1,076,376
CSMC 2021-RPL4 Trust
1.80%, 12/27/2060, Series 2021-RPL4, Class A1(2)(4)	11,780,365	11,796,846
CSMC Trust 2013-5R
0.59% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036, Series 2013-5R, Class 1A6(1)(2)	3,026,791	2,909,700
DBCG 2017-BBG Mortgage Trust
0.77% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034, Series 2017-BBG, Class A(1)(2)	2,645,000	2,645,000

	Principal Amount		Value
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050, Series 2017-C6, Class B(4)		2,750,000	2,981,711
DBUBS 2017-BRBK Mortgage Trust
3.65%, 10/10/2034, Series 2017-BRBK, Class D(2)(4)		2,540,000	2,648,745
DC Office Trust 2019-MTC
2.97%, 09/15/2045, Series 2019-MTC, Class A(2)		5,545,000	5,920,889
3.17%, 09/15/2045, Series 2019-MTC, Class D(2)(4)		4,450,000	4,434,727
Deephaven Residential Mortgage Trust 2021-2
1.21%, 04/25/2066, Series 2021-2, Class A2(2)(4)		3,685,000	3,681,563
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035, Series 2005-2, Class 1A1(1)		3,872,267	3,490,229
Durham Mortgages Plc
0.69% (3 Month LIBOR GBP + 0.60%), 03/31/2054, Series 2018-BX, Class A(1)	GBP	18,266,161	25,263,259
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035, Series 2015-11MD, Class A(2)(4)		$3,110,000	3,370,046
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059, Series 2019-2, Class A1(2)(4)		3,404,284	3,463,758
3.05%, 11/25/2059, Series 2019-2, Class A3(2)(4)		2,089,178	2,122,112
Ellington Financial Mortgage Trust 2020-2
1.18%, 10/25/2065, Series 2020-2, Class A1(2)(4)		8,283,170	8,298,697
Ellington Financial Mortgage Trust 2021-2
0.93%, 06/25/2066, Series 2021-2, Class A1(2)(4)		5,215,000	5,202,708
1.09%, 06/25/2066, Series 2021-2, Class A2(2)(4)		6,836,000	6,819,890
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%), 04/23/2029(1)(2)	EUR	686,188	816,230
Eurosail-UK 2007-5np Plc
0.85% (3 Month LIBOR GBP + 0.77%), 09/13/2045, Series 2007-5X, Class A1A(1)	GBP	8,915,687	11,856,914
Eurosail-UK 2007-6nc Plc
0.78% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045, Series 2007-6NCX, Class A3A(1)		213,228	290,459
Extended Stay America Trust
1.16% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038, Series 2021-ESH, Class A(1)(2)		$74,600,000	74,809,678
2.33% (1 Month LIBOR USD + 2.25%, 2.25% Floor), 07/15/2038, Series 2021-ESH, Class D(1)(2)		1,860,000	1,873,363
Fannie Mae
1.50%, 07/01/2036(10)		17,715,000	17,928,480
1.50%, 08/01/2051(10)		90,950,000	91,927,137
2.00%, 08/01/2036(10)		141,775,000	146,022,922
2.00%, 07/01/2050(10)		128,825,000	130,072,993
2.00%, 08/01/2051(10)		696,625,000	702,012,962
2.00%, 09/01/2051(10)		99,000,000	99,560,743
2.50%, 07/01/2051(10)		77,525,000	80,183,866
2.50%, 08/01/2051(10)		770,225,000	795,136,965
3.00%, 07/01/2051(10)		34,475,000	35,935,474
3.00%, 08/01/2051(10)		105,100,000	109,482,588
3.00%, 09/01/2051(10)		23,000,000	23,937,520
3.50%, 08/01/2051(10)		11,000,000	11,585,449
4.00%, 07/01/2051(10)		435,345,000	463,574,402
4.00%, 08/01/2051(10)		110,500,000	117,760,196
4.50%, 07/01/2051(10)		27,875,000	29,987,402
Fannie Mae Connecticut Avenue Securities

	Principal Amount	Value
0.94% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 07/25/2030, Series 2018-C01, Class 1ED2(1)	5,668,184	5,668,184
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 08/25/2030, Series 2018-C02, Class 2EB2(1)	2,850,211	2,802,523
1.09% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 02/25/2030, Series 2017-C06, Class 2ED1(1)	3,531,773	3,515,888
1.19% (1 Month LIBOR USD + 1.10%), 11/25/2029, Series 2017-C04, Class 2ED2(1)	6,687,340	6,604,728
1.44% (1 Month LIBOR USD + 1.35%), 09/25/2029, Series 2017-C02, Class 2ED3(1)	5,823,844	5,861,586
3.64% (1 Month LIBOR USD + 3.55%), 07/25/2029, Series 2017-C01, Class 1M2(1)	2,246,557	2,332,297
4.64% (1 Month LIBOR USD + 4.55%), 02/25/2025, Series 2015-C01, Class 2M2(1)	65,622	66,015
Fannie Mae Pool
1.50%, 04/01/2036	17,322,296	17,541,953
2.00%, 04/01/2036	16,729,763	17,269,641
2.00%, 05/01/2036	15,146,880	15,684,561
2.00%, 10/01/2040	7,915,654	8,080,752
2.00%, 11/01/2040	24,147,399	24,569,796
2.00%, 05/01/2041	7,614,455	7,744,757
2.00%, 06/01/2041	29,890,703	30,337,828
2.00%, 04/01/2051	226,464,889	228,812,435
2.46%, 04/01/2040	8,775,000	9,269,882
2.50%, 07/01/2030	388,297	408,320
2.50%, 07/01/2030	516,719	543,346
2.50%, 08/01/2030	949,675	998,595
2.50%, 11/01/2031	1,318,056	1,385,577
2.50%, 01/01/2032	1,360,237	1,427,358
2.50%, 02/01/2035	3,971,474	4,174,977
2.50%, 11/01/2050	6,580,230	6,812,300
2.50%, 11/01/2050	8,024,747	8,307,762
2.50%, 11/01/2050	10,961,619	11,348,211
2.50%, 12/01/2050	289,111	299,307
2.50%, 12/01/2050	9,343,437	9,672,959
2.50%, 02/01/2051	5,574,110	5,792,511
2.50%, 02/01/2051	8,889,177	9,202,679
2.50%, 02/01/2051	26,311,323	27,342,706
2.50%, 02/01/2051	36,443,563	37,872,132
2.50%, 04/01/2051	9,614,710	9,953,799
2.50%, 06/01/2051	4,960,000	5,145,231
2.50%, 07/01/2051	8,935,400	9,269,091
3.00%, 11/01/2027	175,942	186,151
3.00%, 06/01/2028	16,437	17,372
3.00%, 09/01/2028	12,222	12,928
3.00%, 10/01/2028	218,068	230,682
3.00%, 11/01/2028	350,296	370,545
3.00%, 02/01/2030	5,953,631	6,253,535
3.00%, 03/01/2030	6,280,987	6,600,093
3.00%, 05/01/2030	116,421	123,080
3.00%, 09/01/2030	1,648,260	1,744,470
3.00%, 12/01/2030	538,728	569,969
3.00%, 09/01/2031	432,530	456,546
3.00%, 06/01/2032	906,118	957,552
3.00%, 09/01/2032	1,800,329	1,896,977
3.00%, 10/01/2032	6,691,447	7,066,708
3.00%, 12/01/2032	1,752,851	1,865,379

	Principal Amount	Value
3.00%, 12/01/2032	3,800,071	4,014,893
3.00%, 02/01/2033	9,618	10,151
3.00%, 06/01/2033	3,750	3,887
3.00%, 10/01/2033	1,459,307	1,548,443
3.00%, 11/01/2033	4,928,840	5,254,965
3.00%, 02/01/2034	2,958,032	3,121,550
3.00%, 07/01/2034	268,075	283,080
3.00%, 12/01/2034	3,995,876	4,249,557
3.00%, 01/01/2035	1,324,322	1,413,669
3.00%, 01/01/2035	2,655,232	2,818,105
3.00%, 02/01/2035	2,289,837	2,430,560
3.00%, 11/01/2036	175,184	186,371
3.00%, 11/01/2036	1,123,478	1,192,080
3.00%, 11/01/2036	1,427,285	1,518,424
3.00%, 12/01/2036	204,425	217,479
3.00%, 12/01/2036	1,521,322	1,614,275
3.00%, 10/01/2037	18,760	19,613
3.00%, 03/01/2038	1,391,255	1,451,110
3.00%, 04/01/2040	3,579,042	3,801,550
3.00%, 04/01/2040	3,774,495	4,012,212
3.00%, 04/01/2040	4,570,147	4,821,460
3.00%, 01/01/2043	1,624,390	1,726,801
3.00%, 02/01/2043	2,551,003	2,711,477
3.00%, 04/01/2043	1,839,259	1,957,086
3.00%, 05/01/2043	710,887	753,177
3.00%, 06/01/2043	2,032,446	2,160,877
3.00%, 07/01/2043	196,694	209,743
3.00%, 08/01/2043	121,509	130,309
3.00%, 08/01/2043	5,655,012	6,017,306
3.00%, 09/01/2043	982,177	1,051,639
3.00%, 02/01/2044	32,297	34,632
3.00%, 05/01/2045	409,229	434,902
3.00%, 05/01/2045	850,112	904,369
3.00%, 07/01/2045	3,896,666	4,157,713
3.00%, 05/01/2046	5,650,852	5,951,870
3.00%, 06/01/2046	273,065	290,491
3.00%, 07/01/2046	1,294,696	1,359,963
3.00%, 08/01/2046	80,517	84,273
3.00%, 09/01/2046	3,980,149	4,229,750
3.00%, 10/01/2046	1,402,970	1,492,976
3.00%, 11/01/2046	319,679	338,118
3.00%, 11/01/2046	349,673	371,901
3.00%, 11/01/2046	631,406	670,344
3.00%, 11/01/2046	1,106,009	1,164,386
3.00%, 11/01/2046	1,324,799	1,404,684
3.00%, 11/01/2046	1,392,466	1,474,606
3.00%, 11/01/2046	1,521,501	1,614,534
3.00%, 11/01/2046	3,441,463	3,644,395
3.00%, 12/01/2046	28,052	29,514

	Principal Amount	Value
3.00%, 01/01/2047	1,711,542	1,800,232
3.00%, 01/01/2047	11,156,283	11,696,637
3.00%, 04/01/2047	1,414,686	1,490,794
3.00%, 04/01/2047	1,850,096	1,940,693
3.00%, 06/01/2047	1,816,438	1,940,712
3.00%, 08/01/2047	8,402,853	8,938,717
3.00%, 11/01/2047	3,455,861	3,661,199
3.00%, 04/01/2048	15,811,736	16,773,025
3.00%, 09/01/2048	549,917	577,892
3.00%, 09/01/2048	1,150,977	1,211,510
3.00%, 02/01/2049	1,770,176	1,867,494
3.00%, 08/01/2049	1,491,731	1,591,263
3.00%, 09/01/2049	26,672,769	28,162,963
3.00%, 10/01/2049	42,372,506	44,752,130
3.00%, 11/01/2049	30,996,187	32,762,907
3.00%, 03/01/2050	1,983,431	2,067,939
3.00%, 03/01/2050	11,790,061	12,465,451
3.00%, 04/01/2050	258,093	273,957
3.00%, 07/01/2050	2,930,465	3,106,521
3.00%, 07/01/2050	36,015,771	38,073,347
3.00%, 08/01/2050	1,645,126	1,738,949
3.00%, 08/01/2050	3,079,298	3,256,857
3.00%, 09/01/2050	296,285	313,188
3.00%, 10/01/2050	5,383,986	5,710,321
3.50%, 11/01/2032	1,176,587	1,267,136
3.50%, 09/01/2033	4,837,540	5,166,885
3.50%, 12/01/2033	3,913,615	4,187,673
3.50%, 07/01/2034	3,710,923	3,984,017
3.50%, 02/01/2035	86,488	93,140
3.50%, 01/01/2036	774,332	829,194
3.50%, 01/01/2038	3,316,457	3,507,091
3.50%, 12/01/2041	48,913	53,398
3.50%, 06/01/2042	32,781	35,162
3.50%, 06/01/2042	61,267	66,116
3.50%, 07/01/2042	38,732	41,546
3.50%, 07/01/2042	275,608	295,276
3.50%, 08/01/2042	92,718	99,695
3.50%, 09/01/2042	112,617	121,529
3.50%, 09/01/2042	148,897	160,680
3.50%, 12/01/2042	738,419	796,854
3.50%, 12/01/2042	1,106,996	1,187,387
3.50%, 01/01/2043	64,182	69,261
3.50%, 01/01/2043	184,566	199,173
3.50%, 03/01/2043	741,005	799,650
3.50%, 04/01/2043	44,412	47,638
3.50%, 06/01/2043	110,031	119,970
3.50%, 06/01/2043	637,845	691,254
3.50%, 06/01/2043	1,056,974	1,141,818
3.50%, 06/01/2043	1,565,524	1,689,432
3.50%, 07/01/2043	73,199	78,769

	Principal Amount	Value
3.50%, 07/01/2043	129,097	140,758
3.50%, 08/01/2043	69,248	74,115
3.50%, 08/01/2043	72,902	78,672
3.50%, 09/01/2043	355,201	386,226
3.50%, 01/01/2044	354,341	382,379
3.50%, 01/01/2044	501,344	541,007
3.50%, 01/01/2044	739,832	802,830
3.50%, 01/01/2044	3,559,985	3,841,727
3.50%, 03/01/2044	171,350	187,420
3.50%, 07/01/2044	431,499	464,502
3.50%, 12/01/2044	250,915	270,761
3.50%, 02/01/2045	310,131	334,650
3.50%, 04/01/2045	37,333	40,334
3.50%, 04/01/2045	722,451	773,485
3.50%, 05/01/2045	908,354	972,570
3.50%, 06/01/2045	1,098,541	1,171,881
3.50%, 06/01/2045	1,342,676	1,448,649
3.50%, 07/01/2045	1,592,604	1,715,020
3.50%, 08/01/2045	30,291	32,427
3.50%, 09/01/2045	2,496,274	2,688,234
3.50%, 10/01/2045	201,627	218,522
3.50%, 11/01/2045	211,551	227,534
3.50%, 11/01/2045	3,088,726	3,304,009
3.50%, 12/01/2045	636,235	681,323
3.50%, 01/01/2046	20,793	22,479
3.50%, 01/01/2046	43,954	47,011
3.50%, 02/01/2046	6,086,533	6,508,616
3.50%, 04/01/2046	261,905	279,191
3.50%, 05/01/2046	401,157	432,857
3.50%, 06/01/2046	312,673	333,938
3.50%, 06/01/2046	799,482	852,344
3.50%, 06/01/2046	1,751,326	1,900,518
3.50%, 06/01/2046	2,150,143	2,321,073
3.50%, 06/01/2046	2,478,978	2,648,799
3.50%, 07/01/2046	593,709	631,161
3.50%, 09/01/2046	2,853,090	3,039,233
3.50%, 12/01/2046	1,022,940	1,086,917
3.50%, 01/01/2047	497,925	530,599
3.50%, 01/01/2047	803,909	852,959
3.50%, 01/01/2047	2,971,011	3,213,917
3.50%, 01/01/2047	10,056,835	10,669,618
3.50%, 02/01/2047	526,801	558,964
3.50%, 02/01/2047	627,585	664,866
3.50%, 03/01/2047	95,847	101,699
3.50%, 07/01/2047	4,738,872	5,010,512
3.50%, 08/01/2047	8,897,662	9,599,765
3.50%, 11/01/2047	4,892,363	5,175,345
3.50%, 12/01/2047	2,589,514	2,789,706
3.50%, 12/01/2047	2,646,115	2,798,759

	Principal Amount	Value
3.50%, 12/01/2047	2,917,621	3,147,132
3.50%, 01/01/2048	2,573,890	2,787,547
3.50%, 01/01/2048	5,334,382	5,746,779
3.50%, 01/01/2048	7,806,475	8,253,434
3.50%, 02/01/2048	1,179,211	1,259,426
3.50%, 02/01/2048	7,511,054	7,937,319
3.50%, 06/01/2049	8,269,756	8,946,090
3.50%, 07/01/2049	6,899,442	7,262,754
3.50%, 08/01/2049	191,347	201,399
3.50%, 09/01/2049	2,583,712	2,719,516
3.50%, 09/01/2049	3,432,077	3,694,733
3.50%, 10/01/2049	1,351,551	1,422,667
3.50%, 10/01/2049	2,356,324	2,480,105
3.50%, 02/01/2050	494,581	520,648
3.50%, 07/01/2050	7,282,576	7,707,890
4.00%, 02/01/2039	153,453	163,686
4.00%, 11/01/2040	52,991	57,901
4.00%, 11/01/2040	192,838	210,726
4.00%, 11/01/2040	1,680,288	1,828,908
4.00%, 12/01/2040	122,247	133,167
4.00%, 01/01/2041	98,291	107,406
4.00%, 02/01/2041	103,913	113,740
4.00%, 02/01/2041	335,465	368,763
4.00%, 02/01/2041	425,940	465,169
4.00%, 09/01/2041	190,985	208,470
4.00%, 01/01/2042	28,889	31,613
4.00%, 01/01/2042	1,664,374	1,818,684
4.00%, 02/01/2042	44,824	48,931
4.00%, 03/01/2042	1,964,593	2,162,063
4.00%, 06/01/2042	7,191,419	7,919,962
4.00%, 08/01/2042	1,691,148	1,855,280
4.00%, 09/01/2043	869,591	947,280
4.00%, 12/01/2043	1,710,062	1,862,850
4.00%, 06/01/2045	3,571,116	3,880,565
4.00%, 07/01/2045	467,629	507,445
4.00%, 09/01/2045	54,022	58,621
4.00%, 09/01/2045	83,622	91,275
4.00%, 10/01/2045	1,749,005	1,906,548
4.00%, 12/01/2045	185,999	200,922
4.00%, 12/01/2045	3,029,372	3,302,283
4.00%, 03/01/2046	8,274,034	8,990,864
4.00%, 09/01/2046	42,865	46,436
4.00%, 09/01/2046	1,006,298	1,084,683
4.00%, 12/01/2046	3,074,903	3,315,043
4.00%, 02/01/2047	1,183,468	1,284,274
4.00%, 02/01/2047	2,501,173	2,700,176
4.00%, 03/01/2047	1,090,370	1,172,808
4.00%, 04/01/2047	365,903	392,067
4.00%, 04/01/2047	1,165,168	1,252,116
4.00%, 05/01/2047	25,910	27,784

	Principal Amount	Value
4.00%, 05/01/2047	1,238,862	1,329,837
4.00%, 06/01/2047	621,814	665,710
4.00%, 06/01/2047	1,318,382	1,414,099
4.00%, 07/01/2047	1,287,368	1,379,390
4.00%, 08/01/2047	84,954	90,962
4.00%, 08/01/2047	1,206,884	1,290,497
4.00%, 08/01/2047	1,844,145	1,987,114
4.00%, 08/01/2047	10,503,259	11,224,122
4.00%, 10/01/2047	5,588,610	5,999,772
4.00%, 12/01/2047	741,875	794,972
4.00%, 01/01/2048	86,162	92,359
4.00%, 03/01/2048	195,356	208,483
4.00%, 04/01/2048	88,931	94,828
4.00%, 06/01/2048	6,380,055	6,810,168
4.00%, 07/01/2048	283,966	302,621
4.00%, 07/01/2048	6,065,674	6,456,986
4.00%, 08/01/2048	18,956	20,194
4.00%, 08/01/2048	80,807	86,114
4.00%, 08/01/2048	348,311	371,983
4.00%, 09/01/2048	44,901	47,866
4.00%, 09/01/2048	15,808,045	17,406,260
4.00%, 10/01/2048	266,363	293,288
4.00%, 12/01/2048	1,141,835	1,216,514
4.00%, 01/01/2049	5,175,616	5,740,947
4.00%, 02/01/2049	578,154	615,633
4.00%, 02/01/2049	5,279,580	5,727,208
4.00%, 11/01/2049	1,458,588	1,555,223
4.00%, 12/01/2049	256,658	273,308
4.00%, 12/01/2049	357,271	380,703
4.00%, 12/01/2049	979,509	1,043,222
4.00%, 02/01/2050	7,685,092	8,240,463
4.00%, 05/01/2050	1,271,130	1,354,975
4.00%, 06/01/2050	1,377,645	1,467,682
4.50%, 11/01/2035	207,235	227,223
4.50%, 08/01/2040	53,350	59,296
4.50%, 09/01/2040	21,177	23,371
4.50%, 11/01/2040	1,436,419	1,596,018
4.50%, 01/01/2041	15,185	16,762
4.50%, 02/01/2041	187,755	207,026
4.50%, 05/01/2041	2,167,399	2,409,431
4.50%, 05/01/2041	3,630,249	4,031,292
4.50%, 08/01/2041	25,962	28,935
4.50%, 11/01/2041	401,408	446,204
4.50%, 02/01/2045	341,897	380,880
4.50%, 06/01/2045	253,940	281,868
4.50%, 02/01/2046	1,523,606	1,676,305
4.50%, 03/01/2046	1,144,850	1,269,578
4.50%, 09/01/2046	1,500,741	1,665,756
4.50%, 02/01/2047	5,290,886	5,870,975

	Principal Amount	Value
4.50%, 05/01/2047	3,084,418	3,420,817
4.50%, 11/01/2047	2,134,365	2,361,839
4.50%, 04/01/2048	1,719,314	1,844,777
4.50%, 05/01/2048	3,626,078	3,915,696
4.50%, 05/01/2048	8,458,364	9,117,720
4.50%, 08/01/2048	548,381	591,031
4.50%, 08/01/2048	969,262	1,039,992
4.50%, 08/01/2048	6,819,934	7,355,150
4.50%, 09/01/2048	2,262,565	2,438,168
4.50%, 11/01/2048	1,243,179	1,342,160
4.50%, 12/01/2048	2,913,436	3,136,655
4.50%, 03/01/2049	13,864,751	14,876,498
4.50%, 05/01/2049	4,194,241	4,557,988
4.50%, 01/01/2050	351,357	379,474
4.50%, 01/01/2050	6,693,187	7,181,607
4.50%, 05/01/2050	2,198,956	2,381,055
5.00%, 07/01/2035	554,199	632,163
5.00%, 02/01/2036	875,272	1,002,362
5.00%, 05/01/2040	19,970	22,701
5.00%, 06/01/2040	6,491	7,394
5.00%, 06/01/2040	528,250	600,094
5.00%, 02/01/2041	442,036	503,594
5.00%, 07/01/2041	652,212	745,363
5.00%, 08/01/2041	209,402	239,584
5.00%, 03/01/2042	343,925	393,502
5.00%, 11/01/2044	2,151,340	2,456,955
5.00%, 02/01/2045	722,225	803,412
5.00%, 07/01/2045	402,238	457,273
5.00%, 12/01/2047	801,041	906,223
5.50%, 05/01/2034	1,171,612	1,352,385
5.50%, 07/01/2034	283,773	328,384
5.50%, 07/01/2036	109,209	126,518
5.50%, 12/01/2039	220,176	255,270
5.50%, 03/01/2040	1,294,185	1,494,958
5.50%, 06/01/2041	209,572	240,453
5.50%, 02/01/2042	492,920	565,835
5.50%, 02/01/2042	837,148	965,108
5.50%, 10/01/2043	417,016	481,011
5.50%, 05/01/2044	307,942	356,238
5.50%, 05/01/2044	4,720,509	5,460,845
6.00%, 03/01/2034	1,396,056	1,651,112
6.00%, 06/01/2036	9,242	10,967
6.00%, 07/01/2038	991,907	1,175,015
6.00%, 10/01/2038	55,156	65,454
6.00%, 07/01/2041	4,403,555	5,216,738
6.50%, 05/01/2040	315,988	363,579
Fannie Mae REMICS
0.59% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050, Series 2019-79, Class FA(1)	3,073,207	3,108,186
3.00%, 09/25/2049, Series 2019-52, Class PA	837,162	870,996
3.50%, 03/25/2042, Series 2012-20, Class ZT	3,912,959	4,128,757

	Principal Amount		Value
3.50%, 01/25/2047, Series 2018-55, Class PA		7,387,844	7,698,392
3.50%, 06/25/2047, Series 2018-38, Class PA		7,357,454	7,660,721
4.00%, 06/25/2044, Series 2018-44, Class PC		252,612	255,903
4.00%, 05/25/2047, Series 2018-86, Class JA		3,056,804	3,176,053
Feldspar 2016-1 Plc
0.78% (3 Month LIBOR GBP + 0.70%), 09/15/2045, Series 2016-1, Class A(1)	GBP	604,120	836,174
Finsbury Square 2018-2 Plc
1.03% (3 Month LIBOR GBP + 0.95%), 09/12/2068, Series 2018-2, Class A(1)		1,147,677	1,592,224
Finsbury Square 2019-1 Plc
1.05% (3 Month LIBOR GBP + 0.97%), 06/16/2069, Series 2019-1, Class A(1)		2,612,058	3,624,118
Flagstar Mortgage Trust
2.50%, 12/31/2049, Series 2021-5INV, Class A2(2)(4)		$6,675,000	6,755,743
2.50%, 06/25/2051, Series 2021-5INV, Class A16(2)(4)		4,615,000	4,646,094
Flagstar Mortgage Trust 2017-2
4.11%, 10/25/2047, Series 2017-2, Class B1(2)(4)		1,257,720	1,288,324
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048, Series 2018-6RR, Class 2A4(2)(4)		615,575	624,879
Flagstar Mortgage Trust 2020-1NV
0.94% (1 Month LIBOR USD + 0.85%), 03/25/2050, Series 2020-1INV, Class A11(1)(2)		1,407,724	1,407,774
Fontainebleau Miami Beach Trust 2019-FBLU
3.75%, 12/10/2036, Series 2019-FBLU, Class C(2)		7,500,000	7,904,240
Freddie Mac Gold Pool
2.50%, 07/01/2030		761,732	798,325
2.50%, 02/01/2032		6,016,486	6,341,039
3.00%, 03/01/2031		442,126	467,558
3.00%, 12/01/2032		1,465,294	1,549,371
3.00%, 06/01/2033		615,094	648,430
3.00%, 02/01/2038		2,147,503	2,239,169
3.00%, 02/01/2043		510,375	543,025
3.00%, 04/01/2046		93,111	98,107
3.00%, 06/01/2046		3,435,825	3,621,283
3.00%, 08/01/2046		4,185,050	4,407,742
3.00%, 09/01/2046		12,782,474	13,460,834
3.00%, 10/01/2046		4,112,710	4,353,462
3.00%, 11/01/2046		4,556,323	4,824,561
3.00%, 12/01/2046		3,012,211	3,174,511
3.00%, 01/01/2047		5,513,536	5,832,152
3.00%, 02/01/2047		5,402,219	5,723,268
3.00%, 03/01/2047		3,139,706	3,300,399
3.00%, 04/01/2047		1,946,982	2,043,955
3.50%, 05/01/2033		326,204	349,782
3.50%, 08/01/2033		2,708,922	2,900,685
3.50%, 08/01/2033		7,964,972	8,525,310
3.50%, 11/01/2033		5,019,304	5,371,685
3.50%, 09/01/2042		199,362	213,939
3.50%, 11/01/2042		29,123	31,441
3.50%, 07/01/2043		244,278	263,722
3.50%, 10/01/2043		446,403	480,864
3.50%, 01/01/2044		597,302	645,583

	Principal Amount	Value
3.50%, 10/01/2045	7,210,334	7,829,461
3.50%, 03/01/2046	652,059	708,042
3.50%, 06/01/2046	3,246,706	3,442,931
3.50%, 08/01/2046	5,159,429	5,530,141
3.50%, 08/01/2046	12,951,613	14,063,771
3.50%, 11/01/2046	1,199,996	1,277,389
3.50%, 02/01/2047	586,089	622,984
3.50%, 04/01/2047	2,328,149	2,466,502
3.50%, 04/01/2047	10,042,119	10,902,346
3.50%, 09/01/2047	8,293,933	8,749,893
3.50%, 10/01/2047	1,776,932	1,881,429
3.50%, 11/01/2047	1,225,870	1,293,386
3.50%, 11/01/2047	1,926,834	2,040,262
3.50%, 12/01/2047	23,778,241	25,815,252
3.50%, 01/01/2048	1,478,558	1,563,945
3.50%, 01/01/2048	15,736,376	17,201,260
3.50%, 02/01/2048	1,342,956	1,421,396
3.50%, 03/01/2048	20,248,558	21,846,773
3.50%, 03/01/2048	21,226,164	22,879,618
3.50%, 03/01/2048	24,919,365	26,999,250
4.00%, 01/01/2045	1,209,119	1,335,674
4.00%, 07/01/2045	299,357	326,194
4.00%, 12/01/2045	2,554,584	2,813,721
4.00%, 03/01/2048	6,174,119	6,758,918
4.00%, 07/01/2048	6,826,435	7,432,531
4.00%, 11/01/2048	26,478,587	28,975,679
4.50%, 07/01/2042	401,126	447,106
4.50%, 05/01/2044	247,675	275,029
4.50%, 06/01/2045	524,009	589,116
4.50%, 02/01/2046	573,162	644,380
4.50%, 05/01/2046	598,802	673,209
4.50%, 06/01/2046	639,924	714,025
4.50%, 02/01/2047	505,622	568,931
4.50%, 12/01/2047	2,135,923	2,315,962
4.50%, 10/01/2048	5,316,950	5,736,003
5.00%, 11/01/2041	644,171	734,119
5.00%, 07/01/2048	1,173,524	1,290,706
5.00%, 08/01/2048	535,073	587,926
5.00%, 09/01/2048	356,823	392,353
5.00%, 10/01/2048	1,527,308	1,675,998
5.00%, 11/01/2048	2,411,301	2,648,005
5.50%, 08/01/2041	4,719,397	5,463,232
8.00%, 04/01/2032	145,756	176,299
Freddie Mac Multifamily Structured Pass Through Certificates
0.86%, 01/25/2031, Series KLU1, Class X1(4)	290,489,411	8,723,746
1.05%, 04/25/2034, Series K-1512, Class X1(4)	18,931,569	1,661,404
3.04%, 12/25/2047, Series Q010, Class APT2(4)	374,593	385,320
3.04%, 10/25/2046, Series Q010, Class APT3(4)	292,273	297,936
3.75%, 04/25/2033, Series K155, Class A3	5,505,000	6,585,930
Freddie Mac Pool

	Principal Amount	Value
2.00%, 01/01/2036	14,143,477	14,626,632
2.00%, 09/01/2040	12,895,663	13,143,818
2.00%, 10/01/2040	9,852,338	10,002,739
2.00%, 04/01/2051	93,677,430	94,648,507
2.50%, 04/01/2051	8,385,067	8,683,916
2.50%, 06/01/2051	2,320,000	2,406,641
3.00%, 05/01/2031	5,596,138	5,900,225
3.00%, 02/01/2033	201,198	212,110
3.00%, 11/01/2034	1,393,581	1,484,367
3.00%, 09/01/2046	10,881,457	11,490,065
3.00%, 12/01/2046	764,898	804,794
3.00%, 05/01/2047	3,904,426	4,163,955
3.00%, 09/01/2049	1,695,969	1,809,124
3.00%, 11/01/2049	12,245,335	13,009,994
3.00%, 01/01/2050	9,493,661	10,030,810
3.00%, 01/01/2050	37,733,654	39,988,550
3.00%, 02/01/2050	6,515,211	6,637,758
3.00%, 02/01/2050	10,541,415	11,171,880
3.00%, 03/01/2050	1,492,230	1,558,752
3.00%, 04/01/2050	6,688,599	6,987,013
3.00%, 04/01/2050	7,622,778	8,057,734
3.00%, 07/01/2050	30,876,019	32,881,976
3.00%, 08/01/2050	6,406,812	6,809,746
3.00%, 12/01/2050	10,886,988	11,591,831
3.50%, 06/01/2033	5,928,236	6,383,095
3.50%, 06/01/2046	468,766	501,760
3.50%, 11/01/2047	15,140,156	16,225,453
3.50%, 12/01/2047	312,068	329,967
3.50%, 03/01/2048	5,446,928	5,874,581
3.50%, 01/01/2050	698,125	752,570
4.00%, 08/01/2038	583,602	624,910
4.00%, 04/01/2048	386,541	413,876
4.00%, 08/01/2048	683,474	728,614
4.00%, 08/01/2048	7,006,997	7,457,769
4.00%, 12/01/2049	2,549,062	2,766,224
4.00%, 01/01/2050	4,231,377	4,501,362
4.00%, 02/01/2050	2,313,174	2,470,499
4.00%, 03/01/2050	290,808	309,758
4.00%, 05/01/2050	191,424	204,336
4.00%, 12/01/2050	2,185,835	2,326,418
4.50%, 04/01/2049	646,162	705,548
4.50%, 05/01/2050	1,190,316	1,287,452
5.00%, 12/01/2041	991,316	1,100,636
5.00%, 03/01/2042	244,464	285,083
Freddie Mac REMICS
3.00%, 01/15/2049, Series 4896, Class DA	1,690,525	1,790,622
3.00%, 04/15/2049, Series 4879, Class BC	5,097,740	5,265,538
4.50%, 05/25/2050, Series 4977, Class IO	3,881,280	631,482
Freddie Mac STACR REMIC Trust 2020-DNA5

	Principal Amount	Value
2.82% (30-day Average Secured Overnight Financing Rate + 2.80%), 10/25/2050, Series 2020-DNA5, Class M2(1)(2)	8,895,000	9,028,063
Freddie Mac STACR REMIC Trust 2020-DNA6
0.92% (30-day Average Secured Overnight Financing Rate + 0.90%), 12/25/2050, Series 2020-DNA6, Class M1(1)(2)	2,132,658	2,133,329
Freddie Mac STACR Remic Trust 2020-HQA2
1.19% (1 Month LIBOR USD + 1.10%), 03/25/2050, Series 2020-HQA2, Class M1(1)(2)	1,019,686	1,020,005
Freddie Mac STACR REMIC Trust 2021-DNA1
0.67% (30-day Average Secured Overnight Financing Rate + 0.65%), 01/25/2051, Series 2021-DNA1, Class M1(1)(2)	3,482,905	3,482,905
Freddie Mac STACR REMIC Trust 2021-HQA1
0.72% (30-day Average Secured Overnight Financing Rate + 0.70%), 08/25/2033, Series 2021-HQA1, Class M1(1)(2)	12,745,000	12,744,999
Freddie Mac STACR Trust 2018-DNA2
0.89% (1 Month LIBOR USD + 0.80%), 12/25/2030, Series 2018-DNA2, Class M1(1)(2)	497,685	497,685
1.04% (1 Month LIBOR USD + 0.95%), 12/25/2030, Series 2018-DNA2, Class M2AS(1)(2)	6,800,000	6,806,242
Freddie Mac STACR Trust 2018-HQA2
0.84% (1 Month LIBOR USD + 0.75%), 10/25/2048, Series 2018-HQA2, Class M1(1)(2)	257,540	257,540
Freddie Mac STACR Trust 2019-HRP1
1.49% (1 Month LIBOR USD + 1.40%), 02/25/2049, Series 2019-HRP1, Class M2(1)(2)	3,730,536	3,754,543
Freddie Mac Strips
3.00%, 09/15/2044, Series 337, Class 300	61,359,543	64,171,473
Freddie Mac Structured Agency Credit Risk Debt Notes
0.82% (30-day Average Secured Overnight Financing Rate + 0.80%), 08/25/2033, Series 2021-DNA2, Class M1(1)(2)	8,720,000	8,746,280
0.84% (1 Month LIBOR USD + 0.75%), 03/25/2030, Series 2017-DNA3, Class M1(1)	151,910	151,910
1.12% (30-day Average Secured Overnight Financing Rate + 1.10%), 11/25/2050, Series 2020-HQA5, Class M1(1)(2)	1,800,743	1,801,313
1.14% (1 Month LIBOR USD + 1.05%), 07/25/2030, Series 2018-DNA1, Class M2AT(1)	4,186,948	4,170,482
1.29% (1 Month LIBOR USD + 1.20%), 10/25/2029, Series 2017-DNA2, Class M1(1)	848,526	849,188
4.79% (1 Month LIBOR USD + 4.70%, 4.70% Floor), 04/25/2028, Series 2015-DNA3, Class M3(1)	3,723,110	3,852,709
Freddie Mac Whole Loan Securities Trust
3.61%, 12/25/2046, Series 2017-SC01, Class M1(2)(4)	2,525,177	2,550,596
FREMF 2018-K731 Mortgage Trust
4.06%, 02/25/2025, Series 2018-K731, Class B(2)(4)	4,525,000	4,903,930
FREMF 2019-K736 Mortgage Trust
3.88%, 07/25/2026, Series 2019-K736, Class B(2)(4)	5,440,000	5,896,128
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052, Series 2019-K94, Class B(2)(4)	2,800,000	3,126,297
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052, Series 2019-K98, Class B(2)(4)	2,895,000	3,185,908
FREMF K-100 Mortgage Trust
3.61%, 11/25/2052, Series 2019-K100, Class B(2)(4)	6,980,000	7,530,675
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057, Series 2018-1, Class A23(2)(4)	796,556	808,328
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058, Series 2018-2, Class A22(2)(4)	1,717,858	1,752,615
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059, Series 2019-1, Class A42(2)(4)	22,539	22,525
4.00%, 02/25/2059, Series 2019-1, Class A22(2)(4)	1,668,856	1,692,047
Galton Funding Mortgage Trust 2019-2
3.50%, 06/25/2059, Series 2019-2, Class A42(2)(4)	269,711	270,008
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059, Series 2019-H1, Class A1(2)(4)	1,452,984	1,478,275
2.96%, 10/25/2059, Series 2019-H1, Class A3(2)(4)	4,332,573	4,378,381
Galton Funding Mortgage Trust 2020-H1

	Principal Amount	Value
2.31%, 01/25/2060, Series 2020-H1, Class A1(2)(4)	3,917,835	3,988,299
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068, Series 2019-RPL1, Class A1(2)(4)	3,174,666	3,270,307
GCT Commercial Mortgage Trust 2021-GCT
1.77% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 02/15/2038, Series 2021-GCT, Class C(1)(2)	3,000,000	2,999,999
Ginnie Mae
2.00%, 08/01/2051(10)	59,175,000	60,157,398
2.50%, 07/01/2051(10)	73,130,000	75,678,124
2.50%, 08/01/2051(10)	121,075,000	125,071,422
3.00%, 11/20/2047, Series 2018-8, Class DA	302,303	313,945
3.00%, 12/20/2047, Series 2017-184, Class JH	195,227	199,964
3.00%, 07/20/2049, Series 2019-90, Class HE	407,020	423,691
3.00%, 09/20/2049, Series 2019-119, Class JE	3,613,533	3,730,634
3.00%, 07/01/2051(10)	26,930,000	28,098,194
3.50%, 05/20/2043, Series 2013-82, Class IG	179,287	28,343
3.50%, 08/20/2048, Series 2018-115, Class DE	4,439,622	4,743,100
3.50%, 09/20/2048, Series 2018-124, Class NW	3,031,230	3,249,370
3.50%, 12/20/2048, Series 2019-44, Class CA	297,946	308,566
3.50%, 07/01/2051(10)	17,505,000	18,375,805
Ginnie Mae I Pool
3.00%, 10/15/2042	103,402	109,888
3.00%, 11/15/2042	67,681	71,842
3.00%, 12/15/2042	22,043	23,397
3.00%, 04/15/2043	592,952	629,433
3.00%, 05/15/2043	66,192	70,260
3.00%, 06/15/2043	4,507	4,778
3.00%, 06/15/2043	5,060	5,379
3.50%, 12/15/2042	5,900	6,313
3.50%, 01/15/2043	62,777	67,182
3.50%, 10/15/2043	41,714	44,227
3.50%, 02/15/2045	390,445	418,002
4.50%, 05/15/2041	363,553	409,280
4.50%, 09/15/2045	129,079	145,497
5.00%, 09/15/2039	23,217	26,793
5.00%, 10/15/2039	139,472	159,816
5.00%, 12/15/2039	313,448	362,638
5.00%, 02/15/2040	47,255	54,695
5.00%, 02/15/2040	47,255	54,695
5.00%, 06/15/2040	117,286	135,332
5.00%, 09/15/2041	126,683	146,722
5.00%, 07/15/2044	116,317	132,316
7.50%, 08/15/2033	158,130	180,600
Ginnie Mae II Pool
2.00%, 03/20/2051	21,539,249	21,947,439
3.00%, 02/20/2043	1,606,969	1,719,216
3.00%, 03/20/2043	143,882	153,239
3.00%, 12/20/2044	288,092	304,910
3.00%, 06/20/2045	21,036,186	22,297,349
3.00%, 05/20/2046	23,571	25,234

	Principal Amount	Value
3.00%, 05/20/2046	64,701	69,428
3.00%, 05/20/2046	6,777,584	7,164,839
3.00%, 06/20/2046	143,032	151,865
3.00%, 07/20/2046	40,969	43,860
3.00%, 07/20/2046	66,914	71,813
3.00%, 07/20/2046	91,963	98,140
3.00%, 07/20/2046	118,069	126,394
3.00%, 07/20/2046	191,380	203,945
3.00%, 07/20/2046	192,763	206,352
3.00%, 07/20/2046	8,429,106	8,895,417
3.00%, 08/20/2046	27,681	29,194
3.00%, 08/20/2046	61,693	65,928
3.00%, 08/20/2046	85,196	91,419
3.00%, 08/20/2046	88,162	94,413
3.00%, 09/20/2046	43,798	46,801
3.00%, 09/20/2046	50,720	54,324
3.00%, 10/20/2046	1,325,297	1,392,772
3.00%, 11/20/2046	97,945	103,422
3.00%, 12/20/2046	3,161,819	3,335,326
3.00%, 03/20/2047	823,750	872,916
3.00%, 09/20/2047	8,716,949	9,188,016
3.00%, 11/20/2047	3,101,016	3,261,555
3.00%, 01/20/2048	3,861,345	4,059,277
3.00%, 09/20/2049	1,099,512	1,129,856
3.00%, 10/20/2049	10,828,573	11,127,451
3.00%, 12/20/2049	849,866	873,307
3.00%, 03/20/2050	6,059,678	6,226,893
3.00%, 04/20/2051	18,845,114	19,751,024
3.50%, 05/20/2042	6,600	7,066
3.50%, 08/20/2042	33,765	36,149
3.50%, 12/20/2042	4,790	5,128
3.50%, 02/20/2043	13,307	14,274
3.50%, 04/20/2043	4,116	4,414
3.50%, 05/20/2043	52,142	55,963
3.50%, 06/20/2043	1,768,101	1,898,326
3.50%, 07/20/2043	1,183,969	1,271,302
3.50%, 08/20/2043	29,504	31,645
3.50%, 09/20/2043	82,034	88,177
3.50%, 10/20/2044	40,087	43,334
3.50%, 10/20/2044	238,939	256,027
3.50%, 12/20/2044	5,419	5,808
3.50%, 01/20/2045	1,495,002	1,606,290
3.50%, 03/20/2045	214,945	229,126
3.50%, 05/20/2045	9,225	9,889
3.50%, 07/20/2045	293,694	314,176
3.50%, 10/20/2045	59,634	63,721
3.50%, 10/20/2045	89,411	95,719
3.50%, 12/20/2045	1,559,950	1,668,747
3.50%, 01/20/2046	1,080,618	1,151,400
3.50%, 02/20/2046	428,634	458,835

	Principal Amount	Value
3.50%, 03/20/2046	10,350,036	11,027,797
3.50%, 04/20/2046	4,021,795	4,269,903
3.50%, 05/20/2046	3,623	3,805
3.50%, 05/20/2046	18,841	20,247
3.50%, 05/20/2046	46,448	49,505
3.50%, 05/20/2046	1,872,826	1,996,097
3.50%, 06/20/2046	58,522	62,659
3.50%, 06/20/2046	2,686,444	2,858,568
3.50%, 07/20/2046	377,434	401,683
3.50%, 09/20/2046	706,684	751,551
3.50%, 10/20/2046	924,304	985,755
3.50%, 12/20/2046	2,735,532	2,912,401
3.50%, 01/20/2047	3,405,635	3,629,232
3.50%, 04/20/2047	4,626,932	4,872,449
3.50%, 05/20/2047	203,331	215,755
3.50%, 06/20/2047	12,420,971	13,156,447
3.50%, 07/20/2047	3,625,397	3,842,133
3.50%, 08/20/2047	3,225,735	3,420,592
3.50%, 09/20/2047	8,888,846	9,405,932
3.50%, 10/20/2047	662,035	704,114
3.50%, 11/20/2047	11,426,227	12,126,977
3.50%, 12/20/2047	7,610,627	8,048,819
3.50%, 01/20/2048	5,336,913	5,653,051
3.50%, 02/20/2048	2,212,543	2,374,240
3.50%, 02/20/2048	5,833,562	6,336,506
3.50%, 04/20/2048	310,805	333,566
3.50%, 05/20/2048	5,897,646	6,249,647
3.50%, 01/20/2049	2,093	2,216
3.50%, 06/20/2049	874,135	898,874
3.50%, 07/20/2049	3,970,381	4,096,595
3.50%, 03/20/2050	1,359,585	1,444,901
4.00%, 09/20/2045	1,178,654	1,274,824
4.00%, 05/20/2046	625,957	673,501
4.00%, 11/20/2046	17,132	18,510
4.00%, 03/20/2047	1,434,655	1,539,033
4.00%, 04/20/2047	3,081,978	3,296,416
4.00%, 05/20/2047	2,365,645	2,531,982
4.00%, 06/20/2047	2,679,864	2,870,700
4.00%, 07/20/2047	589,931	629,452
4.00%, 08/20/2047	501,230	536,340
4.00%, 09/20/2047	2,637,094	2,812,199
4.00%, 11/20/2047	2,000,265	2,136,497
4.00%, 12/20/2047	1,735,482	1,852,501
4.00%, 01/20/2048	556,221	603,728
4.00%, 01/20/2048	2,396,043	2,549,762
4.00%, 06/20/2048	9,693,406	10,317,736
4.00%, 08/20/2048	4,016,204	4,271,114
4.00%, 09/20/2048	2,021,014	2,153,704
4.00%, 10/20/2048	795,647	847,591

	Principal Amount	Value
4.00%, 10/20/2050	17,253,311	18,267,227
4.50%, 07/20/2045	2,385,874	2,637,906
4.50%, 12/20/2045	46,421	51,324
4.50%, 01/20/2046	400,243	442,482
4.50%, 09/20/2046	2,869,691	3,173,289
4.50%, 01/20/2047	2,010,608	2,201,888
4.50%, 05/20/2047	3,805,187	4,123,316
4.50%, 06/20/2047	5,228,520	5,653,020
4.50%, 07/20/2047	612,240	662,635
4.50%, 08/20/2047	1,538,102	1,661,102
4.50%, 09/20/2047	1,493,824	1,608,876
4.50%, 11/20/2047	572,483	618,845
4.50%, 08/20/2048	7,013,713	7,546,551
4.50%, 09/20/2048	619,090	659,978
4.50%, 09/20/2048	772,934	830,508
4.50%, 06/20/2050	771,501	820,966
5.00%, 05/20/2040	111,548	126,315
5.00%, 06/20/2040	61,063	69,147
5.00%, 08/20/2040	46,926	53,139
5.00%, 09/20/2040	41,679	47,197
5.00%, 12/20/2044	210,598	237,658
5.00%, 06/20/2047	3,006,105	3,297,044
5.00%, 07/20/2047	410,357	450,027
5.00%, 08/20/2047	271,231	297,689
5.00%, 09/20/2047	2,752,474	3,007,958
5.00%, 10/20/2047	246,192	269,018
5.00%, 11/20/2047	538,299	589,188
5.00%, 12/20/2047	1,052,264	1,149,688
5.00%, 01/20/2048	1,335,018	1,458,120
5.00%, 02/20/2048	1,124,879	1,226,389
5.00%, 06/20/2048	444,897	483,621
5.00%, 08/20/2048	2,761,322	2,983,071
5.00%, 10/20/2048	2,445,703	2,641,693
5.00%, 11/20/2048	2,959,297	3,190,268
5.00%, 12/20/2048	5,035,832	5,426,182
5.00%, 05/20/2049	5,934,168	6,393,348
5.50%, 07/20/2036	66,006	77,209
5.50%, 01/20/2040	141,053	164,382
5.50%, 06/20/2045	170,017	199,415
5.50%, 10/20/2047	502,741	572,598
5.50%, 03/20/2048	1,035,199	1,142,920
5.50%, 04/20/2048	766,816	845,313
5.50%, 05/20/2048	2,068,204	2,279,921
5.50%, 09/20/2048	10,324	11,449
5.50%, 10/20/2048	254,555	280,613
5.50%, 11/20/2048	1,114,525	1,228,616
5.50%, 12/20/2048	4,209,064	4,639,936
5.50%, 01/20/2049	829,179	913,314
5.50%, 03/20/2049	1,638,568	1,809,441
Gosforth Funding 2018-1 Plc

	Principal Amount		Value
0.60% (3 Month LIBOR USD + 0.45%), 08/25/2060, Series 2018-1A, Class A1(1)(2)		737,237	738,576
Great Wolf Trust 2019-WOLF
1.11% (1 Month LIBOR USD + 1.03%, 1.03% Floor), 12/15/2036, Series 2019-WOLF, Class A(1)(2)		13,655,000	13,663,461
2.01% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2036, Series 2019-WOLF, Class D(1)(2)		3,400,000	3,378,815
Grifonas Finance No 1 Plc
0.00% (6 Month EURIBOR + 0.28%), 08/28/2039, Series 1, Class A(1)(5)	EUR	4,049,654	4,717,993
GS Mortgage Securities Corp. Trust 2013-PEMB
3.67%, 03/05/2033, Series 2013-PEMB, Class A(2)(4)		$3,430,000	3,579,110
3.67%, 03/05/2033, Series 2013-PEMB, Class D(2)(4)		5,150,000	4,379,650
GS Mortgage Securities Corp. Trust 2017-SLP
3.92%, 10/10/2032, Series 2017-SLP, Class C(2)		8,029,000	8,202,723
GS Mortgage Securities Corp. Trust 2019-SOHO
1.37% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036, Series 2019-SOHO, Class C(1)(2)		7,090,000	7,076,523
GS Mortgage Securities Trust 2011-GC3
5.58%, 03/10/2044, Series 2011-GC3, Class D(2)(4)		1,487,510	1,486,233
GS Mortgage Securities Trust 2011-GC5
5.43%, 08/10/2044, Series 2011-GC5, Class D(2)(4)		265,912	146,257
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046, Series 2013-GC16, Class B(4)		7,561,000	8,089,604
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047, Series 2014-GC18, Class A3		18,500,626	19,281,778
4.38%, 01/10/2047, Series 2014-GC18, Class AS		2,355,000	2,478,416
4.89%, 01/10/2047, Series 2014-GC18, Class B(4)		9,523,000	9,333,805
GS Mortgage Securities Trust 2017-GS6
3.87%, 05/10/2050, Series 2017-GS6, Class B		5,840,000	6,380,577
GS Mortgage Securities Trust 2017-GS8
4.48%, 11/10/2050, Series 2017-GS8, Class C(4)		5,365,000	5,840,562
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049, Series 2019-PJ1, Class A8(2)(4)		1,854,489	1,878,093
GS Mortgage-Backed Securities Trust 2020-INV1
2.99%, 10/25/2050, Series 2020-INV1, Class A14(2)(4)		6,323,853	6,422,575
GS Mortgage-Backed Securities Trust 2021-GR1
2.50%, 11/25/2051, Series 2021-GR1, Class A4(2)(4)		6,736,000	6,790,696
HarborView Mortgage Loan Trust 2005-9
0.99% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 11.00% Cap), 06/20/2035, Series 2005-9, Class 2A1C(1)		6,284,340	6,221,518
HarborView Mortgage Loan Trust 2006-10
0.29% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036, Series 2006-10, Class 1A1A(1)		8,647,965	8,043,292
HarborView Mortgage Loan Trust 2006-12
0.30% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036, Series 2006-12, Class 1A1A(1)		29,571,831	27,673,112
HarborView Mortgage Loan Trust 2006-7
0.49% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 09/19/2046, Series 2006-7, Class 2A1A(1)		3,334,731	3,054,154
HarborView Mortgage Loan Trust 2007-6
0.29% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037, Series 2007-6, Class 1A1A(1)		8,048,636	7,575,181
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046, Series 2019-1, Class A(2)(4)		7,291,775	7,328,113
Hawksmoor Mortgages
1.10% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053, Series 2019-1A, Class A(1)(2)	GBP	18,315,480	25,443,379
Hilton Orlando Trust 2018-ORL
1.27% (1 Month LIBOR USD + 1.20%, 1.05% Floor), 12/15/2034, Series 2018-ORL, Class B(1)(2)		$350,000	350,209

	Principal Amount	Value
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059, Series 2019-2, Class A1(2)(4)	2,734,494	2,743,282
Homeward Opportunities Fund I Trust 2019-3
3.03%, 11/25/2059, Series 2019-3, Class A3(2)(4)	3,277,761	3,299,428
Homeward Opportunities Fund I Trust 2020-2
1.66%, 05/25/2065, Series 2020-2, Class A1(2)(4)	3,005,194	3,023,092
HSI Asset Securitization Corp. Trust 2005-NC1
1.05% (1 Month LIBOR USD + 0.96%, 0.96% Floor), 07/25/2035, Series 2005-NC1, Class M3(1)	6,336,000	6,304,397
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039, Series 2019-30HY, Class A(2)	6,570,000	7,151,844
Hudson Yards 2019-55HY Mortgage Trust
3.04%, 12/10/2041, Series 2019-55HY, Class A(2)(4)	5,545,000	5,969,399
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034, Series 2015-HB10, Class A10(2)	3,540,000	3,204,461
ILPT Trust 2019-SURF
4.15%, 02/11/2041, Series 2019-SURF, Class A(2)	7,575,000	8,681,455
Impac CMB Trust Series 2004-7
0.73% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034, Series 2004-7, Class 2A(1)	3,971,025	4,040,324
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035, Series 2018-INDP, Class A(2)	3,265,000	3,460,487
3.91%, 07/10/2035, Series 2018-INDP, Class B(2)	2,780,000	2,929,461
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.23%, 08/25/2036, Series 2006-AR19, Class 5A2(4)	18,815,662	16,812,692
IndyMac INDX Mortgage Loan Trust 2007-AR15
2.95%, 08/25/2037, Series 2007-AR15, Class 1A1(4)	4,048,597	3,592,048
InTown Hotel Portfolio Trust 2018-STAY
1.37% (1 Month LIBOR USD + 1.30%, 1.05% Floor), 01/15/2033, Series 2018-STAY, Class B(1)(2)	430,000	431,309
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.57%, 12/15/2047, Series 2012-LC9, Class D(2)(4)	215,000	211,593
4.57%, 12/15/2047, Series 2012-LC9, Class C(2)(4)	6,150,000	6,274,952
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049, Series 2016-JP2, Class AS	1,993,000	2,092,759
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 09/06/2038, Series 2016-NINE, Class B(2)(4)	910,000	956,358
2.95%, 09/06/2038, Series 2016-NINE, Class A(2)(4)	3,597,500	3,835,527
JP Morgan Chase Commercial Mortgage Securities Trust 2018-ASH8
1.02% (1 Month LIBOR USD + 0.95%, 0.84% Floor), 02/15/2035, Series 2018-ASH8, Class A(1)(2)	7,500,000	7,514,613
JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ
1.67% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 06/15/2032, Series 2018-LAQ, Class C(1)(2)	1,600,000	1,601,985
2.17% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 06/15/2032, Series 2018-LAQ, Class D(1)(2)	14,480,000	14,502,490
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033, Series 2018-WPT, Class AFX(2)	965,000	1,016,610
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039, Series 2019-OSB, Class A(2)	8,012,500	8,827,997
JP Morgan Chase Commercial Mortgage Securities Trust 2021-1440
1.37% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 03/15/2036, Series 2021-1440, Class A(1)(2)	5,000,000	5,002,278
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050, Series 2019-INV3, Class A15(2)(4)	1,910,821	1,945,475
3.50%, 05/25/2050, Series 2019-INV3, Class A3(2)(4)	2,236,585	2,279,914
JP Morgan Mortgage Trust 2020-7

	Principal Amount		Value
3.00%, 01/25/2051, Series 2020-7, Class A15(2)(4)		5,770,807	5,826,731
JP Morgan Mortgage Trust 2020-INV1
0.92% (1 Month LIBOR USD + 0.83%, 6.00% Cap), 08/25/2050, Series 2020-INV1, Class A11(1)(2)		1,104,414	1,112,736
3.50%, 08/25/2050, Series 2020-INV1, Class A3(2)(4)		1,833,664	1,874,476
JP Morgan Mortgage Trust 2020-INV2
3.00%, 10/25/2050, Series 2020-INV2, Class A15(2)(4)		2,447,733	2,478,234
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050, Series 2010-1, Class B(2)(4)		9,632,093	8,799,783
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047, Series 2014-C24, Class A2		584,332	584,122
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048, Series 2015-C30, Class A5		2,780,000	3,053,355
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048, Series 2015-C31, Class A3		5,065,000	5,522,487
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050, Series 2017-JP5, Class AS(4)		4,990,000	5,510,310
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049, Series 2016-C4, Class AS		4,040,000	4,365,443
Lanark Master Issuer Plc
2.28%, 12/22/2069, Series 2020-1A, Class 1A(2)(4)		695,000	709,089
2.71%, 12/22/2069, Series 2019-2A, Class 1A(2)(3)		3,285,000	3,329,900
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059, Series 2019-GS7, Class A1(2)(3)		5,208,749	5,238,990
Legacy Mortgage Asset Trust 2020-GS1
2.88%, 10/25/2059, Series 2020-GS1, Class A1(2)(3)		3,889,230	3,917,205
Legacy Mortgage Asset Trust 2020-GS5
3.25%, 06/25/2060, Series 2020-GS5, Class A1(2)		1,000,990	1,019,857
Legacy Mortgage Asset Trust 2020-SL1
2.73%, 01/25/2060, Series 2020-SL1, Class A(2)(3)		1,835,804	1,851,410
Legacy Mortgage Asset Trust 2021-GS2
1.75%, 04/25/2061, Series 2021-GS2, Class A1(2)(3)		5,701,678	5,707,487
Legacy Mortgage Asset Trust 2021-GS3
1.75%, 07/25/2061, Series 2021-GS3, Class A1(2)(3)		11,082,732	11,055,011
Lehman XS Trust Series 2005-5N
0.45% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 11/25/2035, Series 2005-5N, Class 3A2(1)		9,083,533	8,721,373
Mansard Mortgages 2007-1 Plc
0.38% (3 Month LIBOR GBP + 0.30%), 04/15/2049, Series 2007-1X, Class M1(1)	GBP	5,402,759	7,082,825
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
1.93%, 04/25/2029, Series 2004-HB1, Class A3(4)		$478,275	468,358
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057, Series 2018-1A, Class A(2)(4)		10,832,024	11,288,629
MF1 Multifamily Housing Mortgage Loan Trust
1.32% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/15/2036, Series 2021-FL5, Class AS(1)(2)		15,000,000	14,985,945
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069, Series 2019-1, Class A1(2)(4)		1,758,346	1,854,426
3.50%, 10/25/2069, Series 2019-1, Class M1(2)(4)		1,187,812	1,290,497
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059, Series 2019-GS1, Class A1(2)(4)		4,384,935	4,512,359
Mill City Mortgage Loan Trust 2019-GS2

	Principal Amount		Value
2.75%, 08/25/2059, Series 2019-GS2, Class A1(2)(4)		10,578,101	10,960,314
Mill City Mortgage Loan Trust 2021-NMR1
2.50%, 11/25/2060, Series 2021-NMR1, Class M2(2)(4)		1,000,000	1,009,370
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12
4.92%, 10/15/2046, Series 2013-C12, Class C(4)		900,000	904,645
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047, Series 2014-C15, Class AS		1,940,000	2,087,493
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047, Series 2014-C17, Class A5		974,000	1,046,570
4.46%, 08/15/2047, Series 2014-C17, Class B(4)		1,655,000	1,782,414
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%, 05/15/2048, Series 2015-C24, Class A4		6,000,000	6,565,243
4.04%, 05/15/2048, Series 2015-C24, Class AS(4)		190,000	207,562
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049, Series 2016-C30, Class A5		3,220,000	3,419,008
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.32%, 11/15/2052, Series 2017-C34, Class C(4)		845,000	907,919
Morgan Stanley Capital I Trust 2011-C2
5.42%, 06/15/2044, Series 2011-C2, Class E(2)(4)		1,415,000	1,075,126
Morgan Stanley Capital I Trust 2018-H4
4.31%, 12/15/2051, Series 2018-H4, Class A4		4,030,000	4,642,146
Morgan Stanley Resecuritization Trust 2013-R7
0.63% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046, Series 2013-R7, Class 4B(1)(2)		4,178,802	4,182,072
Motel 6 Trust 2017-MTL6
2.22% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034, Series 2017-MTL6, Class D(1)(2)		336,389	337,017
MSBAM Commercial Mortgage Securities Trust 2012-CKSV
3.28%, 10/15/2030, Series 2012-CKSV, Class A2(2)		605,000	601,603
MSCG Trust 2018-SELF
0.97% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037, Series 2018-SELF, Class A(1)(2)		4,110,000	4,112,559
Mulcair Securities DAC
0.46% (3 Month EURIBOR + 1.00%), 04/24/2071, Series 1, Class A	EUR	1,637,813	1,951,341
Natixis Commercial Mortgage Securities Trust 2020-2PAC
2.97%, 12/15/2038, Series 2020-2PAC, Class A(2)		$6,668,500	6,973,417
New Orleans Hotel Trust 2019-HNLA
1.06% (1 Month LIBOR USD + 0.99%, 0.99% Floor), 04/15/2032, Series 2019-HNLA, Class A(1)(2)		5,000,000	4,987,448
1.36% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032, Series 2019-HNLA, Class B(1)(2)		6,425,000	6,388,853
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059, Series 2019-NQM5, Class A1(2)(4)		2,251,656	2,277,957
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059, Series 2019-RPL3, Class A1(2)(4)		29,354,846	30,585,915
New Residential Mortgage Loan Trust 2020-NQM1
2.46%, 01/26/2060, Series 2020-NQM1, Class A1(2)(4)		2,704,114	2,731,903
New Residential Mortgage Loan Trust 2021-NQM1R
1.10%, 07/25/2055, Series 2021-NQ1R, Class A2(2)(4)		2,443,169	2,444,555
1.20%, 07/25/2055, Series 2021-NQ1R, Class A3(2)(4)		3,001,608	3,003,277
OBX 2018-EXP1 Trust
0.94% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048, Series 2018-EXP1, Class 2A1(1)(2)		942,704	948,807
4.00%, 04/25/2048, Series 2018-EXP1, Class 1A3(2)(4)		675,366	688,889
OBX 2019-EXP2 Trust
4.00%, 06/25/2059, Series 2019-EXP2, Class 1A3(2)(4)		1,857,095	1,926,628

	Principal Amount		Value
OBX 2019-EXP3 Trust
3.50%, 10/25/2059, Series 2019-EXP3, Class 1A8(2)(4)		1,389,057	1,415,462
OBX 2020-EXP1 Trust
0.84% (1 Month LIBOR USD + 0.75%), 02/25/2060, Series 2020-EXP1, Class 2A1(1)(2)		673,489	674,036
3.50%, 02/25/2060, Series 2020-EXP1, Class 1A8(2)(4)		2,001,267	2,058,103
OBX 2020-EXP2 Trust
3.00%, 05/25/2060, Series 2020-EXP2, Class A8(2)(4)		5,836,944	5,951,749
OBX 2020-EXP3 Trust
3.00%, 01/25/2060, Series 2020-EXP3, Class 1A9(2)(4)		4,392,775	4,446,794
OBX 2020-INV1 Trust
3.50%, 12/25/2049, Series 2020-INV1, Class A5(2)(4)		2,726,893	2,766,122
OBX 2021-NQM1 Trust
1.33%, 02/25/2066, Series 2021-NQM1, Class A3(2)(4)		9,767,996	9,743,691
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054, Series 2019-OBP, Class A(2)		7,390,000	7,652,058
Precise Mortgage Funding 2018-2B Plc
0.76% (3 Month LIBOR GBP + 0.68%), 03/12/2055, Series 2018-2B, Class A(1)	GBP	3,136,239	4,346,650
PRPM 2020-2 LLC
3.67%, 08/25/2025, Series 2020-2, Class A1(2)(3)		$1,021,090	1,028,004
PRPM 2020-3 LLC
2.86%, 09/25/2025, Series 2020-3, Class A1(2)(3)		3,275,901	3,293,296
PRPM 2020-5 LLC
3.10%, 11/25/2025, Series 2020-5, Class A1(2)(3)		7,484,055	7,533,680
PRPM 2021-1 LLC
2.12%, 01/25/2026, Series 2021-1, Class A1(2)(4)		7,413,650	7,427,043
PRPM 2021-2 LLC
2.12%, 03/25/2026, Series 2021-2, Class A1(2)(4)		3,629,035	3,635,491
PRPM 2021-3 LLC
1.87%, 04/25/2026, Series 2021-3, Class A1(2)(3)		6,979,566	7,013,823
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037, Series 2013-QCA, Class A(2)		3,915,000	4,136,240
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036, Series 2006-QS9, Class 1A3		3,535,127	3,364,397
RALI Series 2007-QH8 Trust
1.02%, 10/25/2037, Series 2007-QH8, Class A(4)		1,074,046	1,031,799
RALI Series 2007-QS2 Trust
6.25%, 01/25/2037, Series 2007-QS2, Class A4		20,280,188	19,387,570
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032, Series 2013-GSP, Class A(2)(4)		4,490,000	4,759,138
RCO V Mortgage LLC 2020-1
3.10%, 09/25/2025, Series 2020-1, Class A1(2)(3)		1,665,892	1,679,236
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054, Series 2019-1A, Class A1(2)(4)	CAD	10,109,502	8,346,578
RESIMAC Bastille Trust Series 2018-1NC
0.93% (1 Month LIBOR USD + 0.85%), 12/05/2059, Series 2018-1NCA, Class A1(1)(2)		$896,501	897,754
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055, Series 2016-1, Class M1(2)(4)		81,677	81,748
Sequoia Mortgage Trust 2003-2
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 11.50% Cap), 06/20/2033, Series 2003-2, Class A1(1)		375,454	373,793

	Principal Amount		Value
Sequoia Mortgage Trust 2004-9
0.92% (6 Month LIBOR USD + 0.72%, 0.72% Floor, 11.50% Cap), 10/20/2034, Series 2004-9, Class A2(1)		933,113	914,941
Sequoia Mortgage Trust 2013-4
3.47%, 04/25/2043, Series 2013-4, Class B1(4)		1,304,032	1,330,262
Sequoia Mortgage Trust 2017-CH1
4.00%, 08/25/2047, Series 2017-CH1, Class A1(2)(4)		2,931,595	2,974,638
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047, Series 2017-CH2, Class A1(2)(4)		578,957	588,322
4.00%, 12/25/2047, Series 2017-CH2, Class A19(2)(4)		599,989	609,104
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048, Series 2018-CH1, Class A2(2)(4)		165,287	166,669
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048, Series 2018-CH2, Class A21(2)(4)		492,970	499,198
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048, Series 2018-CH3, Class A2(2)(4)		1,536,080	1,567,035
4.50%, 08/25/2048, Series 2018-CH3, Class A19(2)(4)		643,720	659,406
4.50%, 08/25/2048, Series 2018-CH3, Class A13(2)(4)		3,813,506	3,877,816
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048, Series 2018-CH4, Class A2(2)(4)		501,224	506,224
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049, Series 2019-CH2, Class A1(2)(4)		732,731	738,692
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043, Series 2015-5AVE, Class A2B(2)(4)		295,000	322,657
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059, Series 2019-3, Class A1(2)(4)		1,290,376	1,296,030
SLM Student Loan Trust 2008-9
1.68% (3 Month LIBOR USD + 1.50%), 04/25/2023, Series 2008-9, Class A(1)		6,436,372	6,490,714
Southern Pacific Securities 06-1 Plc
0.38% (3 Month LIBOR GBP + 0.30%), 03/10/2044, Series 2006-1X, Class B1C(1)	GBP	826,146	1,139,181
STACR Trust 2018-DNA3
0.99% (1 Month LIBOR USD + 0.90%), 09/25/2048, Series 2018-DNA3, Class M2AS(1)(2)		$4,965,000	4,966,590
STACR Trust 2018-HRP2
1.34% (1 Month LIBOR USD + 1.25%), 02/25/2047, Series 2018-HRP2, Class M2(1)(2)		2,653,673	2,653,672
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048, Series 2018-IMC2, Class A1(2)(4)		2,482,437	2,515,400
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049, Series 2019-1, Class A1(2)(4)		2,981,136	2,997,401
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049, Series 2019-INV1, Class A1(2)(4)		2,497,715	2,528,783
Starwood Mortgage Residential Trust 2020-INV
1.59%, 11/25/2055, Series 2020-INV1, Class A3(2)(4)		2,369,065	2,368,977
2.50%, 11/25/2055, Series 2020-INV1, Class M1(2)		1,545,000	1,550,007
Stratton Mortgage Funding
0.95% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2060, Series 2021-2A, Class A(1)(2)	GBP	19,205,629	26,627,586
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037, Series 2017-SBC6, Class A(2)(4)		$1,807,277	1,798,860
Toorak Mortgage Corp. 2021-1 Ltd.
2.24%, 06/25/2024, Series 2021-1, Class A1(2)(3)		7,160,000	7,163,763
Towd Point Mortgage Funding
0.95% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045, Series 2019-A13A, Class A1(1)(2)	GBP	85,837,655	119,064,571

	Principal Amount		Value
Towd Point Mortgage Funding 2018—Auburn 12 Plc
0.88% (3 Month LIBOR GBP + 0.80%), 02/20/2045, Series 2018-A12X, Class A(1)		2,246,725	3,111,434
Towd Point Mortgage Funding 2019—Granite4 Plc
1.11% (3 Month LIBOR GBP + 1.03%), 10/20/2051, Series 2019-GR4A, Class A1(1)(2)		23,168,774	32,229,866
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059, Series 2019-4, Class A1(2)(4)		$85,918,655	88,852,167
Trinity Square 2021-1 Plc
(3 Month Sterling Overnight Interbank Average Rate + 2.75%), 07/15/2059, Series 2021-1A, Class E(1)(2)(5)	GBP	1,143,000	1,587,356
(3 Month Sterling Overnight Interbank Average Rate + 2.00%), 07/15/2059, Series 2021-1A, Class D(1)(2)(5)		2,364,000	3,285,020
(3 Month Sterling Overnight Interbank Average Rate + 1.70%), 07/15/2059, Series 2021-1A, Class C(1)(2)(5)		3,286,000	4,556,960
(3 Month Sterling Overnight Interbank Average Rate + 1.40%), 07/15/2059, Series 2021-1A, Class B(1)(2)(5)		11,459,000	15,891,132
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051, Series 2018-C9, Class AS(4)		$1,718,000	1,962,838
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.04%, 05/10/2063, Series 2012-C2, Class E(2)(4)		3,235,000	485,250
5.04%, 05/10/2063, Series 2012-C2, Class D(2)(4)		1,135,000	658,242
VASA Trust 2021-VASA
1.32% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 07/15/2039, Series 2021-VASA, Class B(1)(2)		10,000,000	10,003,013
1.82% (1 Month LIBOR USD + 1.75%, 1.75% Floor), 07/15/2039, Series 2021-VASA, Class C(1)(2)		12,000,000	12,003,624
Verus Securitization Trust 2019-3
3.04%, 07/25/2059, Series 2019-3, Class A3(2)(3)		2,302,370	2,327,864
Verus Securitization Trust 2019-4
2.64%, 11/25/2059, Series 2019-4, Class A1(2)(3)		3,091,134	3,142,813
2.85%, 11/25/2059, Series 2019-4, Class A2(2)(3)		2,074,390	2,108,873
3.00%, 11/25/2059, Series 2019-4, Class A3(2)(3)		3,603,999	3,661,717
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059, Series 2019-INV2, Class A2(2)(4)		4,954,854	5,041,638
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059, Series 2019-INV3, Class A1(2)(4)		5,194,047	5,289,879
Verus Securitization Trust 2020-1
2.72%, 01/25/2060, Series 2020-1, Class A3(2)(3)		4,383,330	4,433,799
Verus Securitization Trust 2020-INV1
3.89%, 03/25/2060, Series 2020-INV1, Class A3(2)(4)		805,000	840,893
Verus Securitization Trust 2021-1
1.16%, 01/25/2066, Series 2021-1, Class A3(2)(4)		5,363,098	5,356,826
Verus Securitization Trust 2021-R1
1.26%, 10/25/2063, Series 2021-R1, Class A3(2)(4)		4,617,843	4,610,369
Verus Securitization Trust 2021-R2
1.23%, 02/25/2064, Series 2021-R2, Class A3(2)(4)		5,528,450	5,546,391
Vista Point Securitization Trust 2020-1
1.76%, 03/25/2065, Series 2020-1, Class A1(2)(4)		2,164,741	2,185,066
3.20%, 03/25/2065, Series 2020-1, Class A3(2)(4)		3,765,000	3,865,428
Vista Point Securitization Trust 2020-2
1.48%, 04/25/2065, Series 2020-2, Class A1(2)(4)		2,937,976	2,953,747
VOLT XCII LLC
1.89%, 02/27/2051, Series 2021-NPL1, Class A1(2)(3)		1,992,085	1,992,203
VOLT XCIII LLC
1.89%, 02/27/2051, Series 2021-NPL2, Class A1(2)(3)		5,374,526	5,368,377
VOLT XCIV LLC

	Principal Amount	Value
2.24%, 02/27/2051, Series 2021-NPL3, Class A1(2)(3)	4,764,287	4,768,967
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048, Series 2006-C29, Class C(4)	283,572	284,537
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.84%, 02/15/2051, Series 2007-C33, Class AJ(4)	2,626,518	1,972,663
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
0.73% (1 Month LIBOR USD + 0.64%, 0.64% Floor, 10.50% Cap), 08/25/2045, Series 2005-AR11, Class A1A(1)	2,059,965	2,043,419
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
0.67% (1 Month LIBOR USD + 0.58%, 0.58% Floor, 10.50% Cap), 10/25/2045, Series 2005-AR13, Class A1A1(1)	2,964,837	2,962,607
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
0.61% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap), 11/25/2045, Series 2005-AR15, Class A1A1(1)	4,142,312	4,075,632
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
0.75% (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap), 01/25/2045, Series 2005-AR2, Class 1A1A(1)	4,327,021	4,303,928
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
0.87% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047, Series 2007-OA5, Class 1A(1)	10,638,298	10,116,138
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037, Series 2007-2, Class 2A1	6,687,608	6,889,234
Wells Fargo Commercial Mortgage Trust 2013-LC12
4.43%, 07/15/2046, Series 2013-LC12, Class B(4)	1,940,000	1,947,745
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.02%, 08/15/2050, Series 2014-LC16, Class AS	3,015,000	3,151,999
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059, Series 2016-C33, Class A3	1,075,367	1,143,609
4.51%, 03/15/2059, Series 2016-C33, Class B(4)	4,317,000	4,770,110
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048, Series 2016-C35, Class AS	3,155,000	3,355,966
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049, Series 2016-LC24, Class AS	6,000,000	6,415,981
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050, Series 2017-C38, Class A5	1,695,000	1,867,332
Wells Fargo Commercial Mortgage Trust 2017-HSDB
0.92% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031, Series 2017-HSDB, Class A(1)(2)	8,100,000	7,983,949
1.17% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031, Series 2017-HSDB, Class B(1)(2)	6,700,000	6,503,561
1.92% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031, Series 2017-HSDB, Class D(1)(2)	100,000	94,156
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052, Series 2019-C50, Class B	2,085,000	2,353,603
Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052, Series 2019-C54, Class B	4,420,000	4,842,093
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031, Series 2019-JWDR, Class A(2)(4)	6,560,000	6,669,755
Wells Fargo Commercial Mortgage Trust 2020-C55
2.73%, 02/15/2053, Series 2020-C55, Class A5	11,075,000	11,712,218
3.14%, 02/15/2053, Series 2020-C55, Class B	1,177,018	1,238,563
Wells Fargo Commercial Mortgage Trust 2021-SAVE
1.52% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 02/15/2040, Series 2021-SAVE, Class B(1)(2)	1,499,886	1,505,573
Wells Fargo Mortgage Backed Securities 2021-RR1 Trust
2.50%, 12/25/2050, Series 2021-RR1, Class A1(2)(4)	7,010,000	7,115,150
WFRBS Commercial Mortgage Trust 2011-C5
5.90%, 11/15/2044, Series 2011-C5, Class D(2)(4)	115,000	114,555
WFRBS Commercial Mortgage Trust 2012-C6

	Principal Amount	Value
3.84%, 04/15/2045, Series 2012-C6, Class AS	1,945,000	1,970,449
WFRBS Commercial Mortgage Trust 2012-C7
3.43%, 06/15/2045, Series 2012-C7, Class A2	11,699,619	11,885,955
4.96%, 06/15/2045, Series 2012-C7, Class E(2)(4)	690,000	155,250
WFRBS Commercial Mortgage Trust 2013-C15
4.65%, 08/15/2046, Series 2013-C15, Class B(4)	1,525,000	1,522,832
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047, Series 2014-C20, Class B	2,365,000	2,482,155
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057, Series 2014-C22, Class AS(4)	4,250,000	4,595,964
WFRBS Commercial Mortgage Trust 2014-C24
4.20%, 11/15/2047, Series 2014-C24, Class B(4)	825,000	836,988
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036, Series 2017-WWP, Class A(2)	1,740,000	1,899,213
3.72%, 11/10/2036, Series 2017-WWP, Class C(2)(4)	320,000	333,242

Total Mortgage-Backed Obligations (Cost: $7,917,449,832)		8,005,007,412

Total Bonds & Notes (Cost: $29,812,234,452)		30,419,587,647

BANK LOANS – 2.89%
1011778 BC ULC
1.85% (LIBOR + 1.75%), 11/19/2026(1)	$1,567,446	$1,544,671
AAdvantage Loyality IP Ltd.
5.50% (LIBOR + 4.75%), 04/20/2028(1)	7,731,000	8,053,769
ABG Intermediate Holdings 2 LLC
4.00% (LIBOR + 3.25%), 09/27/2024(1)(17)	2,894,427	2,890,809
Acrisure LLC
3.60% (LIBOR + 3.50%), 02/15/2027(1)	2,468,750	2,439,940
Acuity Specialty Products, Inc.
5.00% (LIBOR + 4.00%), 08/12/2024(1)	6,542,309	6,440,642
ADMI Corp.
0.00%, 12/23/2027	800,000	798,504
3.25% (LIBOR + 2.75%), 12/23/2027(1)	2,763,075	2,730,277
AI Alpine U.S. Bidco, Inc.
3.20% (LIBOR + 3.00%), 10/31/2025(1)(17)	810,585	786,267
Aldevron LLC
4.25% (LIBOR + 3.25%), 10/12/2026(1)	4,496,015	4,494,621
Alliant Holdings Intermediate LLC
3.35% (LIBOR + 3.25%), 05/09/2025(1)	4,833,864	4,778,951
4.25% (LIBOR + 3.75%), 11/05/2027(1)	5,546,750	5,551,354
Alphabet Holding Co., Inc.
3.60% (LIBOR + 3.50%), 09/26/2024(1)	96,250	96,096
Altice France SA
4.15% (LIBOR + 4.00%), 08/14/2026(1)	1,365,000	1,361,342
American Airlines, Inc.
1.85% (LIBOR + 1.75%), 01/29/2027(1)	350,000	334,131
AmWINS Group, Inc.
3.00% (LIBOR + 2.25%), 02/19/2028(1)	8,333,125	8,277,543
Apex Tool Group LLC
6.50% (LIBOR + 5.25%), 08/01/2024(1)	4,082,891	4,095,915
Applied Systems, Inc.

	Principal Amount		Value
3.75% (LIBOR + 3.25%), 09/19/2024(1)		16,408,572	16,365,581
Aramark Intermediate HoldCo Corp.
1.85% (LIBOR + 1.75%), 03/11/2025(1)		186,533	184,356
2.60% (LIBOR + 2.50%), 04/06/2028(1)		2,771,055	2,755,814
Ascend Learning LLC
4.00% (LIBOR + 3.00%), 07/12/2024(1)		11,429,990	11,418,103
4.75% (LIBOR + 3.75%), 07/12/2024(1)		2,034,625	2,034,625
Asurion LLC
3.10% (LIBOR + 3.00%), 11/03/2023(1)		293,670	292,020
3.10% (LIBOR + 3.00%), 11/03/2024(1)		9,484,681	9,380,919
3.35% (LIBOR + 3.25%), 12/23/2026(1)		3,781,000	3,736,120
5.35% (LIBOR + 5.25%), 01/31/2028(1)		452,394	455,597
athenahealth, Inc.
4.41% (LIBOR + 4.25%), 02/11/2026(1)		3,710,700	3,718,826
Avantor Funding, Inc.
3.00% (LIBOR + 2.00%), 11/21/2024(1)		38,366	38,334
3.25% (LIBOR + 2.25%), 11/08/2027(1)		5,422,750	5,420,472
Avolon TLB Borrower 1 U.S. LLC
2.25% (LIBOR + 1.50%), 02/12/2027(1)		702,113	692,788
2.50% (LIBOR + 1.75%), 01/15/2025(1)		281,300	280,450
Axalta Coating Systems Dutch Holding B BV
1.90% (LIBOR + 1.75%), 06/01/2024(1)		67,523	67,054
Azalea TopCo, Inc.
0.00%, 07/24/2026		3,940,000	3,944,925
3.69% (LIBOR + 3.50%), 07/24/2026(1)		1,606,003	1,595,965
Bausch Health Companies, Inc.
2.85% (LIBOR + 2.75%), 11/27/2025(1)		1,274,605	1,264,447
3.10% (LIBOR + 3.00%), 06/02/2025(1)		2,527,021	2,515,346
Berry Global, Inc.
1.83% (LIBOR + 1.75%), 07/01/2026(1)		1,371,682	1,360,393
Brookfield WEC Holdings, Inc.
3.25% (LIBOR + 2.75%), 08/01/2025(1)		8,583,442	8,495,205
Buckeye Partners LP
2.35% (LIBOR + 2.25%), 11/01/2026(1)		3,569,948	3,543,173
Caesars Resort Collection LLC
2.85% (LIBOR + 2.75%), 12/23/2024(1)		25,683,430	25,449,454
4.60% (LIBOR + 4.50%), 07/21/2025(1)		9,021,825	9,044,380
Camelot U.S. Acquisition 1 Co.
3.10% (LIBOR + 3.00%), 10/30/2026(1)		5,806,028	5,776,998
4.00% (LIBOR + 3.00%), 10/30/2026(1)		2,735,979	2,735,979
Carnival Corp.
0.00%, 06/30/2025	EUR	4,950,000	5,875,743
0.00%, 06/30/2025		$10,692,000	10,681,308
3.75% (EURIBOR + 3.75%), 06/30/2025(1)	EUR	4,950,000	5,990,608
CCC Information Services, Inc.
4.00% (LIBOR + 3.00%), 04/29/2024(1)		$9,205,744	9,200,681
CCI Buyer, Inc.
4.75% (LIBOR + 4.00%), 12/17/2027(1)		2,453,850	2,456,476
CCM Merger, Inc.
4.50% (LIBOR + 3.75%), 11/04/2025(1)(17)		812,600	811,584

	Principal Amount	Value
CenturyLink, Inc.
2.10% (LIBOR + 2.00%), 01/31/2025(1)	1,387,500	1,375,706
2.35% (LIBOR + 2.25%), 03/15/2027(1)	5,457,298	5,379,531
Change Healthcare Holdings LLC
3.50% (LIBOR + 2.50%), 03/01/2024(1)	1,804,527	1,802,181
Charter Communications Operating LLC
1.86% (LIBOR + 1.75%), 02/01/2027(1)	7,383,897	7,328,518
Charter Nex U.S., Inc.
0.00%, 12/01/2027	125,000	125,156
0.00%, 12/01/2027	9,464,381	9,476,211
Chobani LLC
4.50% (LIBOR + 3.50%), 10/25/2027(1)	1,588,000	1,590,652
Churchill Downs, Inc.
2.11% (LIBOR + 2.00%), 12/27/2024(1)	484,925	480,832
2.11% (LIBOR + 2.00%), 03/17/2028(1)	6,877,763	6,808,985
CityCenter Holdings LLC
3.00% (LIBOR + 2.25%), 04/18/2024	3,775,169	3,742,136
Clarios Global LP
3.35% (LIBOR + 3.25%), 04/30/2026(1)	7,135,308	7,063,955
Clean Harbors, Inc.
1.85% (LIBOR + 1.75%), 06/28/2024(1)	484,848	485,353
Clear Channel Outdoor Holdings, Inc.
3.69% (LIBOR + 3.50%), 08/21/2026(1)	5,076,977	4,952,185
CNT Holdings I Corp.
4.50% (LIBOR + 3.75%), 11/08/2027(1)	3,591,000	3,591,000
CommScope, Inc.
3.35% (LIBOR + 3.25%), 04/06/2026(1)	5,841,636	5,808,280
Core & Main LP
3.75% (LIBOR + 2.75%), 08/01/2024(1)	96,500	96,349
CoreLogic, Inc.
4.00% (LIBOR + 3.50%), 06/02/2028(1)	4,330,000	4,314,845
Cornerstone Building Brands, Inc.
3.75% (LIBOR + 3.25%), 04/12/2028(1)	1,135,924	1,134,220
CPI Holdco LLC
3.85% (LIBOR + 3.75%), 11/04/2026(1)	6,421,307	6,424,774
CSC Holdings LLC
2.32% (LIBOR + 2.25%), 07/17/2025(1)	3,730,570	3,674,611
Dell International LLC
2.00% (LIBOR + 1.75%), 09/19/2025(1)	62,705	62,677
Delta Topco, Inc.
4.50% (LIBOR + 3.75%), 12/01/2027(1)	4,640,000	4,648,723
Diamond (BC) BV
3.19% (LIBOR + 3.00%), 09/06/2024(1)	3,294,383	3,274,485
Diamond Resorts International, Inc.
4.75% (LIBOR + 3.75%), 09/02/2023(1)	6,254,252	6,252,938
Diamond Sports Group LLC
3.36% (LIBOR + 3.25%), 08/24/2026(1)	1,745,558	1,045,380
Dun & Bradstreet Corp.
3.35% (LIBOR + 3.25%), 02/06/2026(1)	5,412,551	5,384,622

	Principal Amount	Value
Dynasty Acquisition Co., Inc.
3.65% (LIBOR + 3.50%), 04/06/2026(1)	1,352,902	1,316,820
3.65% (LIBOR + 3.50%), 04/06/2026(1)	2,516,398	2,449,285
E.W. Scripps Co.
0.00%, 01/07/2028	2,363,888	2,360,933
Eagle Broadband Investments LLC
3.75% (LIBOR + 3.00%), 11/12/2027(1)	3,855,313	3,851,689
Elanco Animal Health, Inc.
1.84% (LIBOR + 1.75%), 08/01/2027(1)	6,536,694	6,433,218
Envision Healthcare Corp.
3.85% (LIBOR + 3.75%), 10/10/2025(1)	4,666,615	3,983,656
Epicor Software Corp.
4.00% (LIBOR + 3.25%), 07/30/2027(1)	9,409,844	9,395,353
ExamWorks Group, Inc.
4.25% (LIBOR + 3.25%), 07/27/2023(1)	3,065,430	3,066,381
Filtration Group Corp.
3.10% (LIBOR + 3.00%), 03/31/2025(1)	11,079,189	10,979,919
4.50% (LIBOR + 3.75%), 03/29/2025(1)	908,138	908,138
Forest City Enterprises LP
3.60% (LIBOR + 3.50%), 12/08/2025(1)	560,000	546,235
Formula One Management Ltd.
3.50% (LIBOR + 2.50%), 02/01/2024(1)	11,855,000	11,782,803
Four Seasons Holdings, Inc.
2.10% (LIBOR + 2.00%), 11/30/2023(1)	3,989,556	3,974,595
Gentiva Health Services, Inc.
2.88% (LIBOR + 2.75%), 07/02/2025(1)	6,734,436	6,715,512
GFL Environmental, Inc.
3.50% (LIBOR + 3.00%), 05/30/2025(1)	3,762,552	3,763,079
Grifols Worldwide Operations Ltd.
2.09% (LIBOR + 2.00%), 11/15/2027(1)	6,462,197	6,395,959
Harbor Freight Tools USA, Inc.
3.75% (LIBOR + 3.00%), 10/19/2027(1)	4,825,750	4,822,517
HCA, Inc.
0.00%, 06/23/2028	2,020,000	2,023,535
HIG Finance 2 Ltd.
4.75% (LIBOR + 3.75%), 11/12/2027(1)	3,260,636	3,268,787
Hilton Worldwide Finance LLC
1.84% (LIBOR + 1.75%), 06/22/2026(1)	7,631,741	7,563,589
Horizon Therapeutics USA, Inc.
2.50% (LIBOR + 2.00%), 03/15/2028(1)	7,301,700	7,249,201
Hostess Brands LLC
3.00% (LIBOR + 2.25%), 08/03/2025(1)	1,674,436	1,666,064
Hub International Ltd.
4.00% (LIBOR + 3.25%), 04/25/2025(1)	9,393,944	9,387,368
HUB International Ltd.
2.93% (LIBOR + 2.75%), 04/25/2025(1)	6,320,212	6,246,834
Hyland Software, Inc.
4.25% (LIBOR + 3.50%), 07/01/2024(1)	5,471,005	5,475,545
ICON Luxembourg SARL
0.00%, 06/16/2028	968,359	969,724

	Principal Amount		Value
0.00%, 06/16/2028		7,301,641	7,311,936
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	21,705,632	25,594,868
Intelsat Jackson Holdings SA
0.00%, 01/02/2024		$1,500,000	1,524,105
6.50% (LIBOR + 5.50%), 07/13/2022(1)		5,261,520	5,291,142
8.00% (LIBOR + 5.75%), 11/27/2023(1)		17,270,000	17,514,716
8.75% (LIBOR + 6.50%), 01/02/2024(1)		880,000	894,854
IPS Acquisition LLC
4.25% (LIBOR + 3.25%), 11/07/2024(1)		3,094,664	3,089,836
IQVIA, Inc.
1.85% (LIBOR + 1.75%), 01/17/2025(1)		727,330	722,420
1.90% (LIBOR + 1.75%), 06/11/2025(1)		1,230,964	1,222,606
IRB Holding Corp.
3.75% (LIBOR + 2.75%), 02/05/2025(1)		96,750	96,518
4.25% (LIBOR + 3.25%), 12/15/2027(1)		6,852,071	6,847,823
Iridium Satellite LLC
3.75% (LIBOR + 2.75%), 11/04/2026(1)		3,737,250	3,740,875
Jazz Pharmaceuticals Public Ltd. Co.
4.00% (LIBOR + 3.50%), 05/05/2028(1)		4,500,000	4,512,645
KFC Holding Co.
1.83% (LIBOR + 1.75%), 03/15/2028(1)		6,655,202	6,652,806
Lamar Media Corp.
1.58% (LIBOR + 1.50%), 02/05/2027(1)		2,815,000	2,765,738
Lealand Finance Co. BV
1.10% (LIBOR + 1.00%), 06/30/2025(1)		602,859	267,772
3.10% (LIBOR + 3.00%), 06/28/2024(1)		148,837	89,302
Level 3 Financing, Inc.
1.85% (LIBOR + 1.75%), 03/01/2027(1)		17,499,795	17,220,848
LifePoint Health, Inc.
3.85% (LIBOR + 3.75%), 11/16/2025(1)		6,575,581	6,556,644
LogMeIn, Inc.
4.83% (LIBOR + 4.75%), 08/31/2027(1)		4,581,975	4,573,407
Loire UK Midco 3 Ltd.
3.10% (LIBOR + 3.00%), 04/21/2027(1)		3,728,696	3,663,444
LS Group Opco Acquisition LLC
4.25% (LIBOR + 3.50%), 11/02/2027(1)		2,656,650	2,653,329
Madison IAQ LLC
3.75% (LIBOR + 3.25%), 06/21/2028(1)		275,000	275,000
Maravai Intermediate Holdings LLC
4.75% (LIBOR + 3.75%), 10/19/2027(1)		3,528,150	3,541,381
Marriott Ownership Resorts, Inc.
1.85% (LIBOR + 1.75%), 08/29/2025(1)		261,439	257,191
MH Sub I LLC
3.60% (LIBOR + 3.50%), 09/13/2024(1)		3,988,790	3,967,729
Milano Acquisition Corp.
4.75% (LIBOR + 4.00%), 10/01/2027(1)		10,563,459	10,587,226
Mileage Plus Holdings LLC
6.25% (LIBOR + 5.25%), 06/21/2027(1)		10,923,738	11,657,377

	Principal Amount		Value
Mission Broadcasting, Inc.
0.00%, 06/02/2028(17)		2,305,000	2,290,594
NASCAR Holdings LLC
2.85% (LIBOR + 2.75%), 10/19/2026(1)		607,604	604,566
Navistar, Inc.
3.60% (LIBOR + 3.50%), 11/06/2024(1)		7,665,193	7,665,193
Nouryon Finance BV
3.13% (LIBOR + 2.75%), 10/01/2025(1)		2,448,016	2,428,138
Option Care Health, Inc.
3.85% (LIBOR + 3.75%), 08/06/2026(1)		3,283,333	3,282,644
Organon & Co.
3.50% (LIBOR + 3.00%), 06/02/2028(1)		12,485,000	12,492,866
Parexel International Corp.
2.85% (LIBOR + 2.75%), 09/27/2024(1)		27,485,552	27,318,165
Penn National Gaming, Inc.
3.00% (LIBOR + 2.25%), 10/15/2025(1)		436,559	434,978
Peraton Corp.
4.50% (LIBOR + 3.75%), 02/01/2028(1)		5,815,425	5,827,521
PetSmart LLC
4.50% (LIBOR + 3.75%), 02/11/2028(1)		18,300,000	18,304,575
PetVet Care Centers LLC
4.25% (LIBOR + 3.50%), 02/14/2025(1)		3,781,265	3,786,936
PG&E Corp.
3.50% (LIBOR + 3.00%), 06/23/2025(1)		5,472,362	5,393,724
Pike Corp.
3.11% (LIBOR + 3.00%), 01/21/2028(1)		1,764,384	1,759,726
Polaris Newco LLC
4.50% (LIBOR + 4.00%), 06/02/2028(1)		585,000	586,392
RealPage, Inc.
3.75% (LIBOR + 3.25%), 04/24/2028(1)		11,835,000	11,793,578
Ryan Specialty Group LLC
3.75% (LIBOR + 3.00%), 09/01/2027(1)		5,486,784	5,481,626
SBA Senior Finance II LLC
1.86% (LIBOR + 1.75%), 04/11/2025(1)		1,552,000	1,537,458
Scientific Games International, Inc.
2.85% (LIBOR + 2.75%), 08/14/2024(1)		3,979,434	3,949,589
Seaworld Parks & Entertainment, Inc.
3.75% (LIBOR + 3.00%), 04/01/2024(1)		518,646	514,756
Sequa Mezzanine Holdings LLC
7.75% (LIBOR + 6.75%), 11/28/2023(1)		12,051,018	12,121,275
11.75% (LIBOR + 10.75%), 04/28/2024(1)		688,043	675,575
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	7,690,000	8,875,229
Simply Good Foods USA, Inc.
4.75% (LIBOR + 3.75%), 07/07/2024(1)		$1,180,811	1,185,487
Sinclair Television Group, Inc.
3.11% (LIBOR + 3.00%), 04/01/2028(1)		3,750,000	3,712,500
Sotera Health Holdings LLC
3.25% (LIBOR + 2.75%), 12/11/2026(1)		12,000,000	11,945,040
Spin Holdco, Inc.

	Principal Amount	Value
4.75% (LIBOR + 4.00%), 03/04/2028(1)	3,640,875	3,641,348
SS&C Technologies Holdings, Inc.
1.85% (LIBOR + 1.75%), 04/16/2025(1)	364,914	360,353
1.85% (LIBOR + 1.75%), 04/16/2025(1)	471,932	466,033
Staples, Inc.
5.18% (LIBOR + 5.00%), 04/16/2026(1)	3,978,227	3,871,332
Sunshine Luxembourg VII SARL
4.50% (LIBOR + 3.75%), 10/01/2026(1)	11,141,681	11,175,775
Surgery Center Holdings, Inc.
4.50% (LIBOR + 3.75%), 08/31/2026(1)	3,791,142	3,804,752
Syniverse Holdings, Inc.
6.00% (LIBOR + 5.00%), 03/09/2023(1)	456,283	451,323
Tacala Investment Corp.
4.50% (LIBOR + 3.75%), 02/05/2027(1)	3,934,832	3,932,983
8.25% (LIBOR + 7.50%), 02/04/2028(1)(17)	590,000	590,372
Telenet Financing USD LLC
2.07% (LIBOR + 2.00%), 04/30/2028(1)	1,250,000	1,231,875
TransDigm, Inc.
2.35% (LIBOR + 2.25%), 08/22/2024(1)	9,816,599	9,687,314
2.35% (LIBOR + 2.25%), 12/09/2025(1)	20,740,051	20,417,750
2.35% (LIBOR + 2.25%), 05/30/2025(1)	26,160,516	25,772,817
U.S. Renal Care, Inc.
0.00%, 06/26/2026	3,304,647	3,316,346
Uber Technologies, Inc.
3.60% (LIBOR + 3.50%), 04/04/2025(1)	17,122,551	17,107,312
3.60% (LIBOR + 3.50%), 02/25/2027(1)	10,472,513	10,462,669
UFC Holdings LLC
3.75% (LIBOR + 3.00%), 04/29/2026(1)	14,539,445	14,514,438
UKG, Inc.
4.00% (LIBOR + 3.25%), 05/04/2026(1)	19,088,428	19,099,500
7.50% (LIBOR + 6.75%), 05/03/2027(1)	605,000	614,577
United AirLines, Inc.
4.50% (LIBOR + 3.75%), 04/21/2028(1)	3,890,250	3,937,789
Univision Communications, Inc.
0.00%, 05/05/2028	3,400,000	3,384,428
3.75% (LIBOR + 2.75%), 03/15/2024(1)	3,779,266	3,772,652
USI, Inc.
3.15% (LIBOR + 3.00%), 05/16/2024(1)	3,096,875	3,066,402
3.40% (LIBOR + 3.25%), 12/02/2026(1)	3,591,135	3,555,870
Vertical Midco GmbH
0.00%, 07/29/2027	795,000	795,334
4.48% (LIBOR + 4.25%), 07/30/2027(1)	8,487,391	8,490,956
VICI Properties 1 LLC
1.84% (LIBOR + 1.75%), 12/20/2024	10,500,000	10,406,970
Western Digital Corp.
1.84% (LIBOR + 1.75%), 04/29/2023(1)	2,113,006	2,109,984
Whatabrands LLC
2.83% (LIBOR + 2.75%), 07/31/2026(1)	213,156	212,139
Windstream Services LLC

	Principal Amount	Value
7.25% (LIBOR + 6.25%), 09/21/2027(1)	73,257	73,386
Woof Holdings, Inc.
4.50% (LIBOR + 3.75%), 12/21/2027(1)	3,705,713	3,702,637
Wyndham Hotels & Resorts, Inc.
1.85% (LIBOR + 1.75%), 05/30/2025(1)	194,500	192,798
Zayo Group Holdings, Inc.
3.10% (LIBOR + 3.00%), 03/09/2027(1)	8,610,592	8,514,412

Total Bank Loans (Cost: $942,864,063)		944,975,895

	Shares	Value
COMMON STOCKS – 0.11%
Communications – 0.09%
Clear Channel Outdoor Holdings, Inc. - Class A(11)	2,064,946	5,451,457
iHeartMedia, Inc. - Class A(11)	498,998	13,438,016
iHeartMedia, Inc. - Class B(11)(16)	365,379	8,855,691

Total Communications		27,745,164

Consumer Discretionary – 0.02%
Neiman Marcus Group, Inc.(11)(16)(17)	62,326	6,887,023

Total Consumer Discretionary		6,887,023

Energy – 0.00%(12)
Noble Corp.(11)(16)	1,867	41,554
Noble Corp.(11)(17)	15,565	384,922

Total Energy		426,476

Financials – 0.00%(12)
Voyager Aviation Holdings LLC(2)(11)(13)(16)	31	–

Total Financials		–

Industrials – 0.00%(12)
AMI Investments LLC(11)(16)(17)	206,310	1,179,062
Total Industrials		1,179,062

Total Common Stocks (Cost: $29,822,378)		36,237,725

CONVERTIBLE PREFERRED STOCKS – 0.15%
Consumer, Non-cyclical – 0.03%
Bunge Ltd., 4.88%	89,011	10,345,748

Total Consumer, Non-cyclical		10,345,748

Financials – 0.12%
Bank of America Corp., 7.25%	13,698	19,396,368
Wells Fargo & Co., 7.50%	12,284	18,747,964
Total Financials		38,144,332

Total Convertible Preferred Stocks (Cost: $45,616,285)		48,490,080

PREFERRED STOCKS – 0.07%
Communications – 0.07%
AT&T Mobility II LLC, 7.00%(11)(16)(17)	1,036,052	24,271,694

Total Communications		24,271,694

Financials – 0.00%(12)
Cayenne Aviation Holdings LLC(2)(11)(16)	186	7,400

Total Financials		7,400

Total Preferred Stocks (Cost: $28,083,994)		24,279,094

WARRANTS – 0.00%(12)
Communications – 0.00%(12)
Windstream Holdings II LLC, expires 09/21/2055(11)(16)	9,444	80,664

Total Communications		80,664

Total Warrants (Cost: $91,586)		80,664

	Shares		Value
SHORT-TERM INVESTMENTS – 13.79%
Money Market Funds – 3.92%
Fidelity Institutional Money Market Government Fund—Class I, 0.01%(14)		1,280,070,132	1,280,070,132

Total Money Market Funds (Cost: $1,280,070,132)			1,280,070,132

	Principal Amount		Value
Government Related – 0.07%
Federal Home Loan Bank Discount Notes, 0.00%, 08/25/2021		4,300,000	4,299,737
Republic of Argentina, -11.79%, 03/31/2022	ARS	297,048,000	3,454,334
Republic of Argentina, -10.45%, 02/28/2022		439,700,000	5,179,971
Republic of Argentina, -3.49%, 09/13/2021		667,763,000	9,084,219

Total Government Related (Cost: $20,823,945)			22,018,261

Repurchase Agreements – 1.15%
Bank of America Securities, Inc., 0.04% dated 06/28/2021, due 07/06/2021, repurchase price $150,001,333 (collateralized by U.S. Treasury Bond, value $153,805,419, 4.50%, 05/15/2038)		$150,000,000	150,000,000
BNP Paribas SA, 0.03% dated 06/30/2021, due 07/01/2021, repurchase price $226,500,189 (collateralized by U.S. Treasury Note, value $231,309,327, 2.75%, 02/15/2028)		226,500,000	226,500,000

Total Repurchase Agreements (Cost: $376,500,000)			376,500,000

U.S. Treasury Bills – 8.56%
U.S. Cash Management Bill, 0.00%, 08/31/2021		200,000,000	199,982,226
U.S. Cash Management Bill, 0.00%, 10/05/2021		703,260,000	703,175,609
U.S. Treasury Bill, 0.00%, 07/01/2021		25,135,000	25,135,000
U.S. Treasury Bill, 0.00%, 07/08/2021		326,660,000	326,657,540
U.S. Treasury Bill, 0.00%, 07/20/2021(9)		395,105,000	395,094,573
U.S. Treasury Bill, 0.00%, 07/29/2021		70,700,000	70,697,374
U.S. Treasury Bill, 0.00%, 08/03/2021(9)		17,178,000	17,177,263
U.S. Treasury Bill, 0.00%, 08/05/2021		27,170,000	27,168,763
U.S. Treasury Bill, 0.00%, 08/12/2021(9)		350,087,000	350,063,516
U.S. Treasury Bill, 0.00%, 08/19/2021		184,100,000	184,088,724
U.S. Treasury Bill, 0.00%, 08/24/2021(9)		48,060,000	48,056,756
U.S. Treasury Bill, 0.00%, 09/02/2021		338,100,000	338,068,936
U.S. Treasury Bill, 0.00%, 09/23/2021(9)		800,000	799,907
U.S. Treasury Bill, 0.00%, 09/30/2021(9)		96,600,000	96,587,180
U.S. Treasury Bill, 0.00%, 12/09/2021		14,000,000	13,996,765

Total U.S. Treasury Bills (Cost: $2,796,806,522)			2,796,750,132

Time Deposits – 0.09%
Bank of Montreal, London, 0.01% due 07/01/2021		1,374,027	1,374,027
BBVA, Madrid, 0.01% due 07/01/2021		17,034,139	17,034,139
BNP Paribas, Paris, -1.83% due 07/01/2021	CHF	118,248	127,801
BNP Paribas, Paris, -0.78% due 07/01/2021	EUR	937,807	1,112,005
BNP Paribas, Paris, -0.61% due 07/01/2021	SEK	345	40
Brown Brothers Harriman, -0.60% due 07/01/2021	NZD	88,917	62,153
Brown Brothers Harriman, -0.44% due 07/01/2021	AUD	1,229,930	922,386
Brown Brothers Harriman, 3.90% due 07/01/2021	ZAR	2,861,481	200,384
Citibank, London, 0.01% due 07/01/2021	GBP	5,941,467	8,218,831
Nordea Bank ABP, Oslo, -1.08% due 07/01/2021	NOK	1,549	180
Royal Bank of Canada, Toronto, 0.01% due 07/02/2021	CAD	334,294	269,678

	Principal Amount		Value
Skandinaviska Enskilda Banken AB, Stockholm, -0.61% due 07/01/2021	SEK	386	45
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021		$899,888	899,888
Sumitomo, Tokyo, 0.01% due 07/01/2021		560,188	560,188

Total Time Deposits (Cost: $30,781,745)			30,781,745

Total Short-Term Investments (Cost: $4,504,982,344)			4,506,120,270

TOTAL INVESTMENTS IN SECURITIES – 110.07%
(Cost: $35,363,695,102)			35,979,771,375

TBA SALE COMMITMENTS – (1.19)%
Mortgage-Backed Obligations – (1.19)%
Fannie Mae
3.00%, 07/01/2051(15)		(13,500,000)	(14,071,904)
4.00%, 07/01/2051(15)		(29,000,000)	(30,880,469)
4.00%, 08/01/2051(15)		(321,700,000)	(342,836,697)

Total TBA Sale Commitments (Proceeds Received: $(388,724,795))			(387,789,070)

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.88)%			(2,902,130,212)

TOTAL NET ASSETS – 100.00%			$32,689,852,093

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

INR Indian Rupee

MXN Mexican Peso

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

ZAR South African Rand

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $7,036,178,680, which represents 21.52% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2021.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2021.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Security in default as of June 30, 2021. The value of these securities totals $48,148,298, which represents 0.15% of total net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Inflation protected security. The value of these securities totals $98,993,844, which represents 0.30% of total net assets.
(9)

Partially assigned as collateral for certain futures contracts, swap contracts and delayed delivery securities. The value of these pledged issues totals $120,933,910, which represents 0.37% of total net assets.

(10)	Delayed delivery purchase commitment security. The value of these securities totals $3,162,490,042, which represents 9.67% of total net assets.
(11)	Non-income producing security.
(12)	Amount calculated is less than 0.005%.
(13)	Amount calculated is less than $0.5.
(14)	Represents annualized seven-day yield as of the close of the reporting period.
(15)	Delayed delivery sale commitment security. The value of these securities totals $(387,789,070), which represents (1.19)% of total net assets.
(16)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $41,323,088, which represents 0.13% of total net assets.
(17)	Security that is restricted at June 30, 2021. The value of the restricted securities totals $138,926,835, which represents 0.42% of total net assets.

The	accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Sep. 2021	AUD	38,893,106	$29,118,288	$(49,596)
621	Euro-Btp Future	Goldman Sachs	Sep. 2021	EUR	93,192,300	111,490,865	988,097
1,932	U.S. 2 Year Note Future	Citigroup Global Markets	Sep. 2021		$426,443,718	425,658,843	(784,875)
417	U.S. 2 Year Note Future	Goldman Sachs	Sep. 2021		92,003,883	91,873,570	(130,313)
3,117	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2021		386,140,096	384,730,338	(1,409,758)
8,287	U.S. 10 Year Note Future	Goldman Sachs	Sep. 2021		1,091,691,297	1,098,027,500	6,336,203
2,693	U.S. Long Bond Future	Goldman Sachs	Sep. 2021		426,251,898	432,899,750	6,647,852
2	U.S. Ultra 10 Year Note Future	Citigroup Global Markets	Sep. 2021		289,250	294,406	5,156
41	U.S. Ultra Bond Future	Citigroup Global Markets	Sep. 2021		7,559,346	7,900,188	340,842
3,590	U.S. Ultra Bond Future	Goldman Sachs	Sep. 2021		662,436,282	691,748,125	29,311,843

							41,255,451

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(304)	Euro-Bund Future	Goldman Sachs	Sep. 2021	EUR	(52,134,470)	$(62,220,380)	$(401,934)
(2,143)	U.S. 5 Year Note Future	Goldman Sachs	Sep. 2021		$(265,603,639)	(264,509,821)	1,093,818
(330)	U.S. Long Bond Future	Goldman Sachs	Sep. 2021		(51,445,195)	(53,047,500)	(1,602,305)
(1,080)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Sep. 2021		(156,827,039)	(158,979,375)	(2,152,336)
(1,845)	U.S. Ultra 10 Year Note Future	J.P. Morgan	Sep. 2021		(267,602,562)	(271,589,766)	(3,987,204)
(324)	U.S. Ultra Bond Future	Goldman Sachs	Sep. 2021		(59,388,188)	(62,430,750)	(3,042,562)
(415)	U.S. Ultra Bond Future	J.P. Morgan	Sep. 2021		(77,020,363)	(79,965,313)	(2,944,950)

							(13,037,473)

							$28,217,978

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold			Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL*	224,611,220	USD		42,308,828	07/02/21	Bank Of America	$2,850,049
BRL*	224,611,220	USD		44,902,487	07/02/21	Goldman Sachs	256,390
BRL*	224,611,220	USD		44,316,876	08/03/21	Goldman Sachs	682,344
CAD	17,427,500	USD		13,910,729	07/23/21	HSBC	148,095
CAD	52,282,500	USD		41,712,875	07/23/21	Morgan Stanley	463,595
MXN	33,876,000	USD		1,612,275	09/03/21	Goldman Sachs	73,551
MXN	1,040,796,152	USD		49,479,256	10/05/21	J.P. Morgan	2,084,673
MXN	265,851,000	USD		13,098,044	10/27/21	Goldman Sachs	31,801
PEN*	28,785,047	USD		7,236,970	07/19/21	Goldman Sachs	249,879
PEN*	50,751,360	USD		12,816,000	07/26/21	Bank Of America	392,963
PEN*	48,141,720	USD		12,157,000	07/26/21	Morgan Stanley	372,757
PEN*	110,306	USD		27,741	08/18/21	Bank Of America	996
PEN*	3,866,780	USD		974,000	09/03/21	Morgan Stanley	33,650
RUB*	1,782,049,781	USD		23,091,174	07/22/21	Goldman Sachs	1,195,576
RUB*	237,546,219	USD		3,100,721	07/22/21	Morgan Stanley	136,689
RUB*	316,270,359	USD		4,206,159	08/20/21	Bank Of America	85,029
RUB*	1,703,325,641	USD		22,733,135	08/20/21	Goldman Sachs	377,760
USD	1,710,802	AUD		2,212,000	07/02/21	BNP Paribas	51,912
USD	490,636,651	EUR		401,059,000	07/02/21	BNP Paribas	15,080,890
USD	134,405	JPY		14,700,000	07/02/21	BNP Paribas	2,086
USD	255,017,218	GBP		180,386,492	07/02/21	Goldman Sachs	5,488,589
USD	237,778,831	GBP		167,992,508	07/02/21	J.P. Morgan	5,394,798
USD	95,298	TRY		814,711	07/02/21	J.P. Morgan	1,725
USD	18,615,978	EUR		15,260,000	07/02/21	Morgan Stanley	521,431
USD	907,683	TRY		7,783,318	07/07/21	BNP Paribas	15,982
USD	19,679	TRY		168,663	07/07/21	J.P. Morgan	356
USD	2,314,981	TRY		19,865,548	07/09/21	BNP Paribas	41,351
USD	264,496	TRY		2,270,568	07/09/21	J.P. Morgan	4,628
USD	490,307	PEN	*	1,843,556	07/13/21	J.P. Morgan	11,081
USD	1,180,495	TRY		10,143,398	07/13/21	J.P. Morgan	22,143
USD	1,050,649	MXN		20,757,000	07/14/21	Goldman Sachs	10,936
USD	7,881,240	PEN	*	28,785,047	07/19/21	Goldman Sachs	394,391
USD	15,468,944	AUD		20,075,000	07/23/21	Barclays Bank	412,091
USD	8,058,785	CAD		9,900,000	07/23/21	Canadian Imperial Bank of Commerce	72,422
USD	18,937,512	AUD		24,650,000	07/23/21	Citibank	449,272
USD	4,345,561	AUD		5,725,000	07/23/21	Credit Suisse International	51,640
USD	4,089,880	NOK		34,855,000	07/23/21	Credit Suisse International	41,307
USD	4,368,334	NOK		37,125,000	07/23/21	Deutsche Bank	56,089
USD	43,024,430	CAD		52,435,000	07/23/21	HSBC	724,938
USD	25,601,618	NOK		212,855,000	07/23/21	UBS	877,500
USD	434,218,380	EUR		365,911,000	08/03/21	BNP Paribas	45,402
USD	132,478	JPY		14,700,000	08/03/21	BNP Paribas	122
USD	448,490,029	GBP		323,945,000	08/03/21	Morgan Stanley	335,383
USD	11,080,000	PEN	*	40,911,353	08/04/21	BNP Paribas	425,267
USD	10,486,141	CAD		12,652,000	08/17/21	Bank Of America	279,837
USD	7,972,153	EUR		6,660,000	08/20/21	Barclays Bank	66,977
USD	20,370,620	GBP		14,615,000	08/20/21	Citibank	151,313

Currency Purchased		Currency Sold			Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	31,020,936	GBP		21,965,000	08/20/21	J.P. Morgan	633,179
USD	12,132,944	EUR		10,165,000	08/20/21	Morgan Stanley	67,462
USD	31,170,610	EUR		25,635,000	08/20/21	UBS	742,804
USD	17,422,217	PEN	*	66,627,785	09/03/21	BNP Paribas	59,589
USD	9,194,099	CAD		11,105,000	09/15/21	BNP Paribas	235,838
USD	61,430,529	ZAR		848,986,374	09/15/21	Goldman Sachs	2,557,975
USD	13,917,399	ZAR		197,008,912	09/16/21	Bank Of America	257,795
USD	7,360,701	ZAR		106,384,088	02/18/22	Bank Of America	136,160
USD	28,172,679	ZAR		413,653,000	02/25/22	Deutsche Bank	107,949

				Total Unrealized Appreciation			45,266,407

AUD	50,450,000	USD		39,319,233	07/23/21	Citibank	(1,480,219)
CAD	13,540,000	USD		11,195,866	07/23/21	Canadian Imperial Bank of Commerce	(273,102)
EUR	1,716,000	USD		2,044,743	07/02/21	Goldman Sachs	(9,995)
EUR	40,180,000	USD		48,623,633	07/02/21	J.P. Morgan	(980,193)
EUR	8,512,000	USD		10,354,362	07/02/21	Morgan Stanley	(261,257)
EUR	13,736,244	USD		16,694,735	08/20/21	Citibank	(390,316)
EUR	16,200,000	USD		19,673,685	08/20/21	Goldman Sachs	(444,879)
EUR	3,791,244	USD		4,609,906	08/20/21	Morgan Stanley	(109,839)
EUR	3,734,658	USD		4,542,222	08/20/21	State Street	(109,320)
GBP	8,418,000	USD		11,717,267	07/02/21	Bank Of America	(72,648)
GBP	3,511,000	USD		4,890,927	07/02/21	Goldman Sachs	(34,161)
GBP	10,897,000	USD		15,218,274	07/02/21	J.P. Morgan	(144,454)
GBP	1,608,000	USD		2,255,164	07/02/21	Morgan Stanley	(30,818)
GBP	10,235,000	USD		14,175,438	08/03/21	Bank Of America	(16,051)
GBP	22,405,000	USD		31,567,973	08/20/21	J.P. Morgan	(571,492)
GBP	14,175,000	USD		19,982,852	08/20/21	State Street	(372,269)
IDR*	393,184,139,000	USD		27,279,826	09/15/21	Bank Of America	(532,606)
INR*	1,906,559,450	USD		25,895,509	09/15/21	Bank Of America	(492,329)
INR*	156,988,000	USD		2,081,241	12/15/21	J.P. Morgan	(13,191)
MXN	132,419,000	USD		6,559,683	11/08/21	BNP Paribas	(30,902)
NOK	326,110,000	USD		39,454,726	07/23/21	UBS	(1,575,502)
NOK	330,585,000	USD		39,276,406	08/17/21	BNP Paribas	(872,635)
PEN*	110,306	USD		28,782	07/06/21	Bank Of America	(124)
RUB*	915,676,127	USD		12,549,834	09/20/21	Bank Of America	(186,275)
RUB*	1,103,920,287	USD		15,057,435	09/20/21	Goldman Sachs	(152,182)
SEK	313,210,000	USD		37,472,391	08/17/21	Morgan Stanley	(858,494)
TRY	814,711	USD		97,025	07/02/21	Goldman Sachs	(3,453)
TRY	7,951,981	USD		947,187	07/07/21	J.P. Morgan	(36,163)
TRY	4,929,000	USD		584,272	07/09/21	Bank Of America	(20,143)
TRY	12,053,659	USD		1,437,235	07/09/21	BNP Paribas	(57,683)
TRY	5,153,457	USD		615,822	07/09/21	Goldman Sachs	(26,004)
TRY	10,143,398	USD		1,198,629	07/13/21	BNP Paribas	(40,277)
USD	44,902,487	BRL	*	224,611,220	07/02/21	Bank Of America	(256,390)
USD	44,459,861	BRL	*	224,611,220	07/02/21	Goldman Sachs	(699,015)
USD	27,690	PEN	*	110,306	07/06/21	Bank Of America	(967)
USD	16,854,824	CAD		20,915,000	07/23/21	J.P. Morgan	(17,377)
USD	4,767,421	NOK		41,275,000	07/23/21	UBS	(26,866)
USD	7,243,890	PEN	*	28,785,047	08/31/21	Goldman Sachs	(257,392)
USD	12,009,812	BRL	*	64,381,000	09/02/21	Bank Of America	(834,662)
USD	91,579,977	BRL	*	515,000,000	10/04/21	J.P. Morgan	(10,713,543)

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	657,013	ZAR	10,032,066	02/18/22	J.P. Morgan	(24,264)
USD	323,655	ZAR	5,171,000	02/25/22	Goldman Sachs	(27,177)
ZAR	43,770,000	USD	3,053,030	09/15/21	Morgan Stanley	(17,820)
ZAR	43,770,000	USD	2,986,441	02/25/22	Goldman Sachs	(16,818)

			Total Unrealized Depreciation			(23,091,267)

			Net Unrealized Appreciation			$22,175,140

*	Non-deliverable forward

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at June 30, 2021	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
AT&T Inc.	1.00%	12/20/2024	0.40%	$7,700,000	$51,050	$99,716	$150,766
AT&T Inc.	1.00	6/20/2026	0.62	4,400,000	72,540	9,250	81,790
CDX.EM.28	1.00	12/20/2022	0.87	9,588,000	(201,276)	223,062	21,786
CDX.EM.29	1.00	6/20/2023	0.84	1,880,000	(31,920)	38,261	6,341
CDX.EM.30	1.00	12/20/2023	0.97	6,768,000	(184,726)	192,325	7,599
CDX.EM.31	1.00	6/20/2024	0.95	8,178,000	(283,672)	297,345	13,673
CDX.EM.32	1.00	12/20/2024	1.03	12,090,000	(547,801)	539,579	(8,222)
CDX.EM.34	1.00	12/20/2025	1.82	4,300,000	(244,812)	96,763	(148,049)
CDX.EM.35	1.00	6/20/2026	1.56	3,100,000	(103,901)	23,682	(80,219)
CDX.NA.HY.34	5.00	6/20/2025	2.36	736,000	53,632	20,090	73,722
CDX.NA.HY.35	5.00	12/20/2025	2.56	40,900,000	3,351,669	837,347	4,189,016
CDX.NA.HY.36	5.00	6/20/2026	2.74	154,250,000	12,632,190	5,209,282	17,841,472
CDX.NA.HY.36	5.00	6/20/2026	2.74	268,000,000	23,451,519	4,196,955	27,648,474
CDX.NA.IG	1.00	6/20/2026	0.48	197,805,000	4,456,675	1,094,389	5,551,064
General Electric Co.	1.00	12/20/2023	0.38	700,000	(18,071)	28,975	10,904
Indonesia Government International	1.00	6/20/2026	0.75	23,290,000	229,605	124,272	353,877
Mexico Government International	1.00	6/20/2026	0.94	121,686,000	57,208	656,404	713,612

					$42,739,909	$13,687,697	$56,427,606

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2021	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Deutsche Bank	CMBX.NA.AAA.10	0.50%	Monthly	11/17/2059	0.00%		$16,450,000	$(265,483)	$436,522	$171,039
Goldman Sachs	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.00		154,800,000	491,927	511,891	1,003,818
Morgan Stanley	CMBX.NA.AAA.10	0.50	Monthly	12/16/2072	0.00		157,900,000	642,297	381,623	1,023,920
J.P. Morgan	Barclays Bank Plc	1.00	Quarterly	6/20/2024	0.30	EUR	1,000,000	7,703	17,851	25,554
Goldman Sachs	Brazilian Government International	1.00	Quarterly	12/20/2024	1.20		$3,200,000	(33,524)	12,546	(20,978)
Barclays Bank	Chile Government International	1.00	Quarterly	6/20/2026	0.59		10,530,000	234,867	(18,840)	216,027
Goldman Sachs	Chile Government International	1.00	Quarterly	6/20/2026	0.59		4,770,000	104,039	(6,180)	97,859
Morgan Stanley	Chile Government International	1.00	Quarterly	6/20/2026	0.59		31,000,000	339,131	691,234	1,030,365
Goldman Sachs	Federative Republic of Brazil	1.00	Quarterly	6/20/2024	1.01		300,000	(5,713)	5,681	(32)
Goldman Sachs	Indonesia Government International	1.00	Quarterly	6/20/2026	0.75		35,250,000	233,518	212,978	446,496
Barclays Bank	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		1,591,000	(3,042)	8,263	5,221
Goldman Sachs	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		3,800,000	(4,740)	17,208	12,468
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		300,000	(2,123)	3,099	976
J.P. Morgan	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		4,309,000	(239)	25,509	25,270
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2024	0.61		300,000	(1,724)	5,875	4,151
Morgan Stanley	Mexico Government International	1.00	Quarterly	12/20/2025	0.83		700,000	(8,139)	13,510	5,371
Morgan Stanley	Mexico Government International	1.00	Quarterly	6/20/2026	0.94		1,100,000	(5,786)	9,365	3,579
Goldman Sachs	Republic of South Africa	1.00	Quarterly	6/20/2024	1.20		4,700,000	(118,029)	91,215	(26,814)
J.P. Morgan	Republic of South Africa	1.00	Quarterly	6/20/2023	0.81		9,400,000	(300,117)	337,444	37,327
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	Quarterly	12/20/2022	0.33		1,500,000	(13,373)	28,871	15,498
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	Quarterly	6/20/2023	0.35		18,200,000	(246,180)	485,010	238,830
Goldman Sachs	Russian Foreign Bond—Eurobon	1.00	Quarterly	12/20/2024	0.58		16,400,000	66,122	177,977	244,099
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	Quarterly	6/20/2022	1.67		210,000	(6,968)	5,663	(1,305)
Goldman Sachs	United Mexican States	1.00	Quarterly	6/20/2023	0.35		29,900,000	(112,795)	505,237	392,442
Goldman Sachs	United Mexican States	1.00	Quarterly	12/20/2023	0.43		9,100,000	(112,452)	243,276	130,824
J.P. Morgan	United Mexican States	1.00	Quarterly	12/20/2023	0.43		5,400,000	(62,153)	139,785	77,632
J.P. Morgan	United Mexican States	1.00	Quarterly	6/20/2024	0.49		100,000	(952)	2,514	1,562
Morgan Stanley	United Mexican States	1.00	Quarterly	12/20/2022	0.32		3,800,000	1,877	37,756	39,633
Morgan Stanley	United Mexican States	1.00	Quarterly	6/20/2026	0.94		26,000,000	(225,003)	641,087	416,084

								$592,946	$5,023,970	$5,616,916

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
(0.45)%	6 Month EURIBOR	Received	Semi-Annual	12/29/2023	EUR	2,800,000	$—	$6,531	$6,531
(0.43)	6 Month EURIBOR	Received	Semi-Annual	6/28/2024		2,700,000	—	2,720	2,720
(0.40)	6 Month EURIBOR	Received	Semi-Annual	12/30/2024		1,200,000	—	3,363	3,363
(0.36)	6 Month EURIBOR	Received	Semi-Annual	6/30/2025		2,300,000	—	3,955	3,955
(0.33)	6 Month EURIBOR	Received	Semi-Annual	12/30/2025		1,400,000	—	4,534	4,534
(0.29)	6 Month EURIBOR	Received	Semi-Annual	6/30/2026		700,000	—	1,645	1,645
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030		16,100,000	248,856	11,059	259,915
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022	BRL	2,400,000	—	6,101	6,101
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		47,100,000	(50)	121,008	120,958
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		4,400,000	—	11,031	11,031
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	37,290	37,290
–	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		280,700,000	3,437	(575,257)	(571,820)
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		3,000,000	—	7,671	7,671
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		70,000,000	(103,494)	214,504	111,010
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		57,900,000	—	142,696	142,696
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,200,000	—	30,722	30,722
–	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		46,400,000	—	(51,520)	(51,520)
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		23,300,000	—	58,932	58,932
–	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		870,300,000	(149,981)	(1,103,393)	(1,253,374)
–	BRL-CDI-Compounded	Paid	Quarterly	1/3/2022		400,000	(2)	(410)	(412)
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022	BRL	17,900,000	—	43,978	43,978
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		12,300,000	—	30,283	30,283
–	BRL-CDI-Compounded	Received	Quarterly	1/3/2022		15,100,000	—	37,593	37,593
–	6 Month EURIBOR	Received	Semi-Annual	9/15/2031	EUR	118,600,000	1,950,256	(100,587)	1,849,669
0.50	6 Month EURIBOR	Received	Semi-Annual	6/17/2050		9,000,000	(280,454)	225,153	(55,301)
0.50	3 Month USD LIBOR	Paid	Quarterly	6/16/2028		$72,004,000	(3,879,485)	519,274	(3,360,211)
0.75	3 Month USD LIBOR	Paid	Quarterly	6/16/2031		286,950,000	(24,198,165)	6,118,656	(18,079,509)
0.75	3 Month USD LIBOR	Received	Quarterly	6/16/2031		14,100,000	681,353	206,956	888,309
0.75	Sterling Overnight Index Average	Received	Annual	9/15/2031	GBP	17,100,000	(13,852)	(35,571)	(49,423)
0.75	Sterling Overnight Index Average	Received	Annual	9/15/2051		6,000,000	374,675	(200,491)	174,184
1.00	3 Month USD LIBOR	Received	Quarterly	12/16/2030		$3,497,000	16,638	104,223	120,861
1.25	3 Month USD LIBOR	Received	Quarterly	6/17/2027		2,700,000	(17,152)	(11,308)	(28,460)
1.25	3 Month USD LIBOR	Received	Quarterly	12/16/2050		48,900,000	4,876,960	979,860	5,856,820
1.50	3 Month USD LIBOR	Received	Quarterly	6/17/2050		81,200,000	(14,691,221)	19,459,844	4,768,623
2.25	3 Month USD LIBOR	Received	Quarterly	3/12/2050		3,200,000	(9,657)	(391,026)	(400,683)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(996,154)	10,372,877	9,376,723
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,568,137	6,626,719	8,194,856
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	558,266	9,132,175	9,690,441
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		$47,200,000	3,063,091	3,233,585	6,296,676
4.47	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023	MXN	65,200,000	—	(77,015)	(77,015)
4.50	Mexico Interbank TIIE 28 Day	Paid	Lunar	3/3/2023		416,900,000	(2,390)	(484,374)	(486,764)
4.52	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		130,500,000	—	(148,788)	(148,788)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
4.55	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		551,500,000	8,319	(623,515)	(615,196)
4.57	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/27/2023		65,200,000	—	(71,927)	(71,927)
4.58	Mexico Interbank TIIE 28 Day	Received	Lunar	6/10/2022		4,000,000	—	1,677	1,677
4.65	Mexico Interbank TIIE 28 Day	Received	Lunar	5/10/2022		15,400,000	208	4,581	4,789
4.74	Mexico Interbank TIIE 28 Day	Received	Lunar	6/3/2022		3,900,000	—	1,255	1,255
4.83	Mexico Interbank TIIE 28 Day	Received	Lunar	5/27/2022		1,600,000	—	438	438
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/11/2026	ZAR	151,700,000	(42,203)	(337,258)	(379,461)
4.85	3 Month ZAR SAJIBOR	Paid	Quarterly	1/7/2026		41,600,000	(22)	(102,362)	(102,384)
4.92	3 Month ZAR SAJIBOR	Paid	Quarterly	2/1/2026		103,000,000	(22,482)	(228,893)	(251,375)
5.12	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/6/2025	MXN	2,000,000	(134)	(4,372)	(4,506)
5.16	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/6/2025		1,700,000	—	(3,825)	(3,825)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/23/2025		700,000	—	(1,414)	(1,414)
5.28	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/30/2025		1,600,000	—	(3,218)	(3,218)
5.54	Mexico Interbank TIIE 28 Day	Paid	Lunar	5/4/2027		3,400,000	1	(9,668)	(9,667)
5.97	3 Month ZAR SAJIBOR	Received	Quarterly	3/10/2026	ZAR	2,100,000	9	(792)	(783)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(15,624)	46,113	30,489
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,106	(2,918)	188
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(1,702)	69,596	67,894
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,378	(4,279)	99
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023	MXN	222,400,000	92,932	(401,449)	(308,517)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	1,993	1,993
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	4,167	4,167
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(251)	4,452	4,201
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	5,240	5,240
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	3,166	3,166
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	6,747	49,147	55,894
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(2,537)	(2,537)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(19)	(11,397)	(11,416)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(343)	(343)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(7,931)	(62,144)	(70,075)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	11	(5,588)	(5,577)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	524	(9,021)	(8,497)

							$(30,974,521)	$52,880,103	$21,905,582

Bridge Builder Municipal Bond Fund

Schedule of Investments

June 30, 2021

	Principal Amount	Value
MUNICIPAL BONDS – 96.03%
Alabama – 1.98%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,532,216
5.00%, 09/01/2036	10,000,000	12,108,205
Alabama Public School & College Authority
5.00%, 11/01/2025	5,000,000	5,976,095
5.00%, 06/01/2035	4,000,000	4,632,124
5.00%, 11/01/2037	47,500,000	62,859,928
Birmingham Airport Authority
5.00%, 07/01/2028	700,000	894,602
5.00%, 07/01/2030	1,000,000	1,331,658
5.00%, 07/01/2031	350,000	464,043
5.00%, 07/01/2032	300,000	396,663
5.00%, 07/01/2034	800,000	1,051,494
Black Belt Energy Gas District
4.00%, 10/01/2049(1)	2,000,000	2,330,292
Butler County Board of Education
3.00%, 07/01/2021	150,000	150,000
City of Montgomery AL
4.00%, 12/01/2036	400,000	490,571
4.00%, 12/01/2037	500,000	610,476
County of Jefferson AL
5.00%, 04/01/2023	1,550,000	1,676,881
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,674,633
5.25%, 10/01/2048	1,650,000	1,850,822
5.50%, 10/01/2053	715,000	805,505
Health Care Authority of the City of Huntsville
4.00%, 06/01/2045	2,500,000	2,927,162
5.00%, 06/01/2036	2,600,000	3,361,211
5.00%, 06/01/2037	3,300,000	4,248,472
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,595,440
5.00%, 12/01/2041	2,750,000	2,934,648
Industrial Development Board of the City of Mobile Alabama
1.00%, 06/01/2034(1)	3,870,000	3,922,526
2.90%, 07/15/2034(1)	200,000	212,033
Lower Alabama Gas District
4.00%, 12/01/2050(1)	15,610,000	17,753,954
5.00%, 09/01/2027	2,710,000	3,330,070
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,225,901
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,141,553
Southeast Alabama Gas Supply District
0.91% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,415,393
4.00%, 06/01/2049(1)	11,010,000	12,082,671
Southeast Energy Authority A Cooperative District
4.00%, 11/01/2051(1)	15,000,000	17,919,185

	Principal Amount	Value
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	2,787,000	3,028,045
5.25%, 05/01/2044(3)	6,700,000	7,851,931
University of Alabama
4.00%, 06/01/2033	1,070,000	1,278,163
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	460,175

Total Alabama		195,524,741

Alaska – 0.12%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,758,473
Northern Tobacco Securitization Corp.
0.50%, 06/01/2031	965,000	966,866
4.00%, 06/01/2034	1,000,000	1,227,886
4.00%, 06/01/2050	3,570,000	4,188,125
5.00%, 06/01/2030	500,000	662,642
5.00%, 06/01/2031	875,000	1,181,015
5.00%, 06/01/2032	875,000	1,167,880
5.00%, 06/01/2033	750,000	996,061

Total Alaska		12,148,948

Arizona – 2.34%
Apache County Industrial Development Authority
4.50%, 03/01/2030	1,000,000	1,026,405
Arizona Health Facilities Authority
4.00%, 01/01/2043	24,000,000	24,463,951
5.00%, 02/01/2042	2,000,000	2,054,730
Arizona Industrial Development Authority
3.00%, 12/15/2031(3)	400,000	423,289
4.00%, 07/01/2031	310,000	367,508
4.00%, 12/15/2041(3)	600,000	662,889
4.00%, 07/15/2050(3)	1,500,000	1,605,309
4.00%, 12/15/2051(3)	925,000	1,007,297
5.00%, 07/15/2040(3)	835,000	960,360
5.00%, 07/01/2049(3)	650,000	725,023
5.00%, 07/15/2049(3)	500,000	568,726
5.00%, 07/15/2050(3)	2,365,000	2,688,656
5.50%, 07/01/2052(3)	655,000	712,281
Arizona State University
5.00%, 07/01/2023	735,000	770,584
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	18,960,000	21,394,024
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,205,680
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,506,253
City of Phoenix AZ
4.00%, 07/01/2022	900,000	934,890
City of Phoenix Civic Improvement Corp.
4.00%, 07/01/2045	5,000,000	5,443,539
5.00%, 07/01/2025	1,295,000	1,528,977

	Principal Amount	Value
5.00%, 07/01/2026	1,675,000	2,020,830
5.00%, 07/01/2027	4,600,000	5,694,160
5.00%, 07/01/2028	1,070,000	1,288,492
5.00%, 07/01/2028	4,440,000	5,626,113
5.00%, 07/01/2029	725,000	935,856
5.00%, 07/01/2029	12,865,000	13,960,551
5.00%, 07/01/2030	1,000,000	1,212,841
5.00%, 07/01/2030	1,500,000	1,627,423
5.00%, 07/01/2031	725,000	875,876
5.00%, 07/01/2032	120,000	144,618
5.00%, 07/01/2032	800,000	982,703
5.00%, 07/01/2036	3,000,000	3,674,967
5.00%, 07/01/2042	540,000	656,809
5.00%, 07/01/2045	635,000	745,082
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,487,310
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	317,070
5.00%, 07/01/2033	435,000	471,995
5.00%, 07/01/2038	450,000	484,388
5.00%, 07/01/2048	915,000	972,865
5.00%, 05/15/2056	1,375,000	1,557,270
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2030	700,000	851,785
5.00%, 07/01/2033	415,000	509,341
5.00%, 07/01/2034	765,000	936,365
5.00%, 07/01/2037	4,750,000	5,669,325
5.00%, 07/01/2038	1,295,000	1,566,965
5.00%, 07/01/2049	525,000	622,949
Industrial Development Authority of the County of Pima
4.75%, 06/15/2037(3)	2,250,000	2,289,232
Industrial Development Authority of the County of Yavapai
0.12%, 04/01/2029(1)	3,125,000	3,124,802
2.20%, 03/01/2028(1)	2,100,000	2,210,229
Maricopa County Industrial Development Authority
5.00%, 01/01/2046(1)	3,210,000	3,880,779
5.00%, 07/01/2047	1,000,000	1,249,439
5.00%, 01/01/2048(1)	1,300,000	1,378,328
5.75%, 01/01/2036(3)	600,000	626,666
6.00%, 01/01/2048(3)	635,000	658,099
Maricopa County Special Health Care District
4.00%, 07/01/2038	19,340,000	22,489,322
5.00%, 07/01/2025	5,000,000	5,894,667
5.00%, 07/01/2026	7,000,000	8,487,375
5.00%, 07/01/2033	6,555,000	8,799,611
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	200,000
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,229,229
5.00%, 01/01/2024	1,600,000	1,790,005

	Principal Amount	Value
5.00%, 01/01/2033	1,000,000	1,250,300
Salt Verde Financial Corp.
5.00%, 12/01/2032	5,020,000	6,654,442
5.00%, 12/01/2037	3,500,000	4,934,534
State of Arizona
5.00%, 10/01/2021	740,000	748,831
5.00%, 10/01/2024	1,075,000	1,236,360
Tempe Industrial Development Authority
5.00%, 12/01/2050	500,000	541,072
5.00%, 12/01/2054	750,000	810,066
Tender Option Bond Trust Receipts/Certificates
0.13%, 03/01/2029(1)(3)	1,515,000	1,515,000
0.18%, 07/01/2049(1)(3)	2,950,000	2,950,000
0.33%, 01/01/2061(1)(3)	1,000,000	1,000,000
University of Arizona
5.00%, 06/01/2038	1,955,000	2,491,135
5.00%, 06/01/2039	860,000	1,093,558
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,096,430
5.00%, 07/01/2024	320,000	364,453
5.00%, 07/01/2025	1,410,000	1,662,296
Yuma & La Paz Counties Community College District
4.00%, 07/01/2031	345,000	429,381
4.00%, 07/01/2032	355,000	440,471
4.00%, 07/01/2033	370,000	457,490
4.00%, 07/01/2034	375,000	462,192
4.00%, 07/01/2035	350,000	430,691
4.00%, 07/01/2036	315,000	386,493

Total Arizona		231,207,298

Arkansas – 0.12%
Arkansas Development Finance Authority
1.20%, 03/01/2024(1)	5,000,000	5,051,310
4.50%, 09/01/2049(3)	2,900,000	3,245,212
4.75%, 09/01/2049(3)	2,500,000	2,872,841
Arkansas Development Finance Authority Public Safety Charges Revenue
4.00%, 06/01/2029	930,000	1,109,990

Total Arkansas		12,279,353

California – 6.01%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,413,072
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,950,741
5.00%, 10/01/2037	2,000,000	2,354,433
Alisal Union School District
5.25%, 08/01/2042	740,000	930,276
Anaheim Public Financing Authority
5.00%, 09/01/2029	1,860,000	2,359,018
Apple Valley Public Financing Authority
4.00%, 06/01/2031	585,000	715,408
Bay Area Toll Authority

	Principal Amount	Value
0.48% (SIFMA Municipal Swap Index Yield + 0.45%), 04/01/2056(2)	10,000,000	10,012,501
1.28% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,037,680
2.10%, 04/01/2045(1)	2,790,000	2,803,240
2.85%, 04/01/2047(1)	1,000,000	1,079,391
2.95%, 04/01/2047(1)	1,170,000	1,283,884
California Community Housing Agency
4.00%, 02/01/2056(3)	7,400,000	8,032,767
5.00%, 02/01/2050(3)	1,600,000	1,856,217
California County Tobacco Securitization Agency
4.00%, 06/01/2034	400,000	494,586
4.00%, 06/01/2036	275,000	337,432
4.00%, 06/01/2037	275,000	336,184
4.00%, 06/01/2038	275,000	335,142
5.00%, 06/01/2025	175,000	206,637
5.00%, 06/01/2026	215,000	262,442
5.00%, 06/01/2026	1,090,000	1,329,868
5.00%, 06/01/2027	325,000	408,366
California Health Facilities Financing Authority
4.00%, 04/01/2035	1,930,000	2,327,208
5.00%, 11/01/2032(1)	1,400,000	1,489,198
5.00%, 07/01/2034(1)	1,710,000	1,815,797
5.00%, 08/15/2034	125,000	151,396
California Housing Finance
3.50%, 11/20/2035	1,285,435	1,504,855
4.00%, 03/20/2033	3,419,637	4,031,228
4.25%, 01/15/2035	515,989	632,799
California Infrastructure & Economic Development Bank
0.00%, 01/01/2050(1)(3)	26,180,000	26,178,641
0.45%, 01/01/2050(1)(3)	16,000,000	16,000,000
California Municipal Finance Authority
0.00%, 07/01/2051(1)	5,000,000	5,000,029
0.16%, 09/01/2021	6,450,000	6,450,000
0.70%, 12/01/2044(1)	3,550,000	3,580,696
4.00%, 05/15/2032	750,000	924,107
4.00%, 05/15/2036	1,750,000	2,124,606
4.00%, 08/15/2037	1,560,000	1,734,354
4.00%, 08/15/2042	1,635,000	1,804,034
5.00%, 08/15/2029	1,000,000	1,236,736
5.00%, 05/15/2031	200,000	267,761
5.00%, 08/15/2034	1,065,000	1,306,559
5.00%, 12/31/2043	12,725,000	15,492,551
5.00%, 12/31/2047	555,000	673,728
5.00%, 05/15/2049	1,000,000	1,218,921
5.00%, 10/01/2049(3)	515,000	555,586
5.00%, 10/01/2057(3)	1,000,000	1,074,173
California Pollution Control Financing Authority
0.15%, 08/01/2024(1)(3)	15,655,000	15,655,017
5.00%, 07/01/2037(3)	5,000,000	5,286,072
California Public Finance Authority
2.13%, 11/15/2027(3)	1,875,000	1,899,983

	Principal Amount	Value
2.38%, 11/15/2028(3)	500,000	506,919
5.00%, 07/01/2027(3)	180,000	162,122
5.00%, 11/15/2036(3)	250,000	297,012
5.00%, 07/01/2047(3)	140,000	126,096
5.00%, 10/15/2047	1,775,000	2,090,680
California School Finance Authority
2.00%, 10/01/2024(3)	285,000	292,999
3.00%, 10/01/2031(3)	215,000	232,320
California State Public Works Board
4.00%, 05/01/2036	350,000	432,517
4.00%, 05/01/2037	500,000	613,992
4.00%, 05/01/2038	525,000	643,114
5.00%, 03/01/2024	2,500,000	2,812,600
5.00%, 03/01/2025	3,340,000	3,898,735
5.00%, 11/01/2037	235,000	249,159
5.00%, 09/01/2039	10,705,000	12,129,305
California Statewide Communities Development Authority
4.00%, 09/02/2022	500,000	518,086
4.00%, 09/02/2025	375,000	410,732
4.00%, 09/02/2029	200,000	227,825
4.00%, 09/02/2029	300,000	339,271
4.00%, 09/02/2031	300,000	341,917
4.00%, 04/01/2036	675,000	807,243
4.00%, 04/01/2037	700,000	834,899
4.00%, 09/02/2051	1,000,000	1,104,828
5.00%, 10/01/2028	1,100,000	1,164,736
5.00%, 11/01/2032(3)	1,135,000	1,374,033
5.00%, 04/01/2035	1,300,000	1,683,708
5.00%, 01/01/2038	750,000	893,674
5.00%, 09/02/2039	745,000	909,004
5.00%, 05/15/2040	400,000	464,681
5.00%, 11/01/2041(3)	875,000	1,037,770
5.00%, 04/01/2042	2,000,000	2,071,806
5.00%, 01/01/2043	1,000,000	1,185,278
5.00%, 09/02/2044	500,000	603,828
5.00%, 09/02/2044	700,000	845,359
5.00%, 09/02/2044	1,350,000	1,639,331
5.00%, 02/01/2045	1,175,000	1,234,307
5.00%, 04/01/2046(1)	4,300,000	5,669,759
5.00%, 01/01/2048	2,840,000	3,349,398
5.00%, 09/02/2049	700,000	840,868
5.25%, 12/01/2048(3)	800,000	943,967
5.25%, 12/01/2056(3)	6,635,000	7,490,923
5.38%, 11/01/2049(3)	100,000	107,832
5.50%, 12/01/2054	2,270,000	2,577,767
5.50%, 12/01/2058(3)	6,315,000	7,512,112
City of Long Beach CA Harbor Revenue
4.00%, 07/15/2021	6,000,000	6,008,498
City of Los Angeles Department of Airports
4.75%, 05/15/2035	8,340,000	9,452,438

	Principal Amount	Value
5.00%, 05/15/2022	200,000	208,480
5.00%, 05/15/2025	2,000,000	2,339,370
5.00%, 05/15/2026	520,000	626,997
5.00%, 05/15/2026	1,455,000	1,755,937
5.00%, 05/15/2027	1,325,000	1,639,991
5.00%, 05/15/2028	1,150,000	1,455,698
5.00%, 05/15/2031	10,000,000	12,753,832
5.00%, 05/15/2033	1,325,000	1,660,463
5.00%, 05/15/2037	9,795,000	12,587,722
5.00%, 05/15/2038	2,000,000	2,612,855
5.00%, 05/15/2039	2,150,000	2,801,772
5.00%, 05/15/2040	1,095,000	1,260,344
5.25%, 05/15/2031	4,805,000	6,104,016
5.25%, 05/15/2032	3,210,000	4,080,509
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,706,598
CSCDA Community Improvement Authority
4.00%, 08/01/2056(3)	1,240,000	1,374,467
4.00%, 09/01/2056(3)	825,000	914,331
4.00%, 10/01/2056(3)	5,125,000	5,621,489
4.00%, 12/01/2056(3)	3,750,000	4,090,215
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,348,408
Deutsche Bank Spears/Lifers Trust
0.49%, 12/01/2052(1)(3)	10,000,000	10,000,000
Elk Grove Unified School District
5.00%, 08/01/2021	150,000	150,592
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	288,468
5.00%, 04/01/2036	200,000	230,774
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046	9,975,000	11,815,252
Fresno Unified School District
0.00%, 08/01/2034	500,000	205,169
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2024	1,000,000	984,710
5.00%, 06/01/2022	400,000	417,599
5.00%, 06/01/2023	455,000	496,255
5.00%, 06/01/2024	255,000	289,228
5.00%, 06/01/2047	1,160,000	1,199,177
5.25%, 06/01/2047	3,935,000	4,080,475
5.30%, 06/01/2037	6,000,000	6,240,031
Huntington Beach Union High School District
5.00%, 08/01/2022	200,000	210,575
Irvine Unified School District
5.00%, 03/01/2057	800,000	946,284
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,431,212
5.00%, 12/01/2030	2,520,000	3,001,900
Los Angeles Regional Airports Improvement Corp.

	Principal Amount	Value
4.50%, 01/01/2027	845,000	862,111
Los Angeles Unified School District
4.00%, 07/01/2033	5,000,000	6,152,053
4.00%, 07/01/2036	1,190,000	1,451,645
4.00%, 07/01/2037	3,000,000	3,643,897
5.00%, 07/01/2021	200,000	200,000
5.00%, 07/01/2027	2,385,000	2,996,661
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,001,439
5.00%, 08/01/2028	1,000,000	1,174,662
5.00%, 08/01/2029	775,000	910,363
5.00%, 08/01/2030	2,530,000	2,971,896
Merced Union High School District
0.00%, 08/01/2051	1,000,000	112,385
Metropolitan Water District of Southern California
0.17% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	6,650,000	6,650,011
0.28% (SIFMA Municipal Swap Index Yield + 0.14%), 07/01/2037(2)	2,530,000	2,530,004
Mizuho Floater/Residual Trust
0.28%, 12/01/2039(1)(3)(6)	8,800,000	8,800,000
Municipal Improvement Corp. of Los Angeles
5.00%, 11/01/2021	300,000	304,848
Natomas Unified School District
4.00%, 08/01/2045	4,000,000	4,555,388
Norman Y Mineta San Jose International Airport SJC
4.00%, 03/01/2034	4,000,000	4,870,021
5.00%, 03/01/2022	1,675,000	1,727,738
5.00%, 03/01/2028	1,340,000	1,639,920
5.00%, 03/01/2030	1,700,000	2,067,247
Ontario International Airport Authority
4.00%, 05/15/2037	695,000	839,160
4.00%, 05/15/2039	850,000	1,021,160
4.00%, 05/15/2040	635,000	761,486
4.00%, 05/15/2041	400,000	478,382
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,109,356
Orchard School District
0.00%, 08/01/2022	2,940,000	2,930,093
Port of Los Angeles
5.00%, 08/01/2027	1,810,000	2,046,491
Port of Oakland
5.00%, 05/01/2022	2,400,000	2,489,199
5.00%, 05/01/2023	2,420,000	2,615,293
5.00%, 05/01/2024	2,070,000	2,324,533
5.00%, 05/01/2025	9,600,000	11,147,201
5.00%, 05/01/2026	1,170,000	1,399,283
5.00%, 05/01/2026	4,450,000	4,627,159
5.00%, 05/01/2027	3,970,000	4,875,858
5.00%, 05/01/2028	1,875,000	2,354,449
5.00%, 05/01/2029	1,875,000	2,402,863
5.00%, 11/01/2029	1,875,000	2,425,445

	Principal Amount	Value
Riverside County Community Facilities Districts
4.00%, 09/01/2040	1,500,000	1,790,305
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,032,269
San Diego County Regional Airport Authority
5.00%, 07/01/2030	205,000	267,276
San Francisco City & County Airport Comm-San Francisco International Airport
5.00%, 05/01/2027	3,000,000	3,117,913
5.00%, 05/01/2037	945,000	1,188,709
San Mateo Foster City Public Financing Authority
5.00%, 08/01/2025	890,000	1,052,556
Santa Ana Unified School District
5.50%, 08/01/2022	200,000	211,632
Santa Monica-Malibu Unified School District
4.00%, 08/01/2021	300,000	300,945
Southern California Public Power Authority
4.00%, 07/01/2021	250,000	250,000
State of California
4.00%, 12/01/2022	2,485,000	2,620,592
4.00%, 03/01/2025	3,500,000	3,963,793
4.00%, 03/01/2026	375,000	435,778
4.00%, 11/01/2035	1,750,000	2,172,800
4.00%, 03/01/2036	2,385,000	2,915,015
4.00%, 11/01/2036	2,735,000	3,386,838
4.00%, 11/01/2037	1,625,000	2,006,568
4.00%, 11/01/2041	2,000,000	2,262,592
5.00%, 08/01/2022	1,535,000	1,615,819
5.00%, 12/01/2022	1,115,000	1,191,583
5.00%, 08/01/2023	3,000,000	3,300,997
5.00%, 12/01/2023	2,980,000	3,324,267
5.00%, 05/01/2024	1,945,000	2,204,750
5.00%, 12/01/2024	1,255,000	1,453,940
5.00%, 09/01/2026	2,000,000	2,453,795
5.00%, 08/01/2027	620,000	734,070
5.00%, 11/01/2028	8,000,000	10,353,661
5.00%, 08/01/2029	935,000	1,142,179
5.00%, 09/01/2029	370,000	453,106
5.00%, 11/01/2029	3,170,000	3,987,063
5.00%, 04/01/2030	5,130,000	6,824,862
5.00%, 08/01/2030	3,500,000	4,271,606
5.00%, 08/01/2030	3,910,000	4,880,024
5.00%, 11/01/2032	11,555,000	15,439,962
5.00%, 11/01/2036	25,000,000	33,124,355
State of California Department of Water Resources Power Supply Revenue
5.00%, 05/01/2022	215,000	223,744
Tender Option Bond Trust Receipts/Certificates
0.10%, 08/01/2055(1)(3)	1,000,000	1,000,000
0.11%, 10/01/2049(1)(3)	1,060,000	1,060,000
Tobacco Securitization Authority of Southern California
5.00%, 06/01/2023	1,000,000	1,092,551

	Principal Amount	Value
Transbay Joint Powers Authority
5.00%, 10/01/2033	250,000	320,529
5.00%, 10/01/2034	250,000	319,753
5.00%, 10/01/2035	240,000	306,449
5.00%, 10/01/2038	600,000	761,038
Tustin Unified School District
4.00%, 09/01/2034	125,000	138,627
4.00%, 09/01/2035	255,000	282,236

Total California		594,726,210

Colorado – 2.04%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,522,989
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	792,631
5.13%, 12/01/2047	1,050,000	1,106,543
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,524,077
Aurora Crossroads Metropolitan District No 2
5.00%, 12/01/2040	500,000	551,754
5.00%, 12/01/2050	1,000,000	1,092,591
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	519,062
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,533,639
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	556,937
Brighton Crossing Metropolitan District No 6
5.00%, 12/01/2040	515,000	574,812
5.00%, 12/01/2050	1,340,000	1,481,693
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	803,742
5.13%, 12/01/2048	1,450,000	1,584,644
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	529,207
City & County of Denver CO
5.00%, 10/01/2032	9,405,000	10,049,161
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,837,483
5.00%, 11/15/2025	4,390,000	5,209,606
5.00%, 11/15/2029	3,105,000	3,852,500
5.00%, 12/01/2029	1,130,000	1,427,030
5.00%, 11/15/2031(1)	1,000,000	1,186,698
5.00%, 12/01/2031	7,045,000	8,837,188
5.00%, 11/15/2032	2,175,000	2,899,673
5.00%, 12/01/2032	385,000	482,687
5.00%, 12/01/2035	5,520,000	6,878,826
City of Colorado Springs CO Utilities System Revenue
5.00%, 11/15/2035	1,500,000	1,992,722
Colorado Educational & Cultural Facilities Authority
4.00%, 08/01/2023	135,000	145,185

	Principal Amount	Value
4.00%, 08/01/2024	165,000	182,698
4.00%, 05/01/2026	80,000	89,521
4.00%, 05/01/2029	70,000	80,432
4.00%, 05/01/2030	65,000	74,565
4.00%, 05/01/2036	75,000	85,137
4.00%, 07/01/2036	1,295,000	1,559,645
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	977,264
2.80%, 05/15/2042(1)	3,695,000	3,814,221
4.00%, 11/01/2039	3,775,000	4,495,961
4.00%, 08/01/2044	1,520,000	1,732,757
5.00%, 12/01/2022	1,855,000	1,980,923
5.00%, 11/01/2023	1,350,000	1,496,846
5.00%, 11/01/2024	1,125,000	1,293,328
5.00%, 11/01/2025	1,715,000	2,037,611
5.00%, 11/01/2026	1,330,000	1,626,534
5.00%, 01/01/2031	100,000	108,277
5.00%, 11/15/2036(1)	6,770,000	7,535,024
5.00%, 01/01/2037	250,000	268,535
5.00%, 10/01/2038(1)	630,000	640,516
5.00%, 08/01/2044	6,110,000	7,591,373
5.00%, 09/01/2046	1,000,000	1,150,816
5.00%, 08/01/2049(1)	3,830,000	4,591,335
5.00%, 11/15/2049(1)	2,585,000	3,170,315
5.25%, 01/01/2040	540,000	579,817
6.13%, 12/01/2045(3)	375,000	406,305
6.25%, 12/01/2050(3)	205,000	222,706
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	739,133
5.00%, 12/31/2051	2,150,000	2,459,767
5.00%, 12/31/2056	4,790,000	5,471,216
Colorado Housing & Finance Authority
4.25%, 11/01/2049	535,000	599,266
4.25%, 11/01/2049	1,000,000	1,119,230
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	689,985
Copperleaf Metropolitan District No 4
5.00%, 12/01/2039	775,000	851,533
5.00%, 12/01/2049	1,500,000	1,634,282
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	529,226
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	970,214
County of El Paso CO
4.00%, 12/01/2033	800,000	954,302
4.00%, 12/01/2035	910,000	1,077,225
5.00%, 12/01/2031	600,000	782,033
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,266,639
Denver Gateway Center Metropolitan District

	Principal Amount	Value
5.50%, 12/01/2038	1,360,000	1,475,168
5.63%, 12/01/2048	2,130,000	2,303,500
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,178,825
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	543,801
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,099,758
E-470 Public Highway Authority
0.38% (Secured Overnight Financing Rate + 0.35%), 09/01/2039(2)	2,195,000	2,196,792
5.00%, 09/01/2040	5,165,000	5,843,222
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,370,487
Lewis Pointe Metropolitan District
4.00%, 12/01/2029	270,000	326,650
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,541,538
Mirabelle Metropolitan District No 2
5.00%, 12/01/2039	700,000	766,335
Mizuho Floater/Residual Trust
0.28%, 07/01/2034(1)(3)	300,000	300,000
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	528,321
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,030,934
Peak Metropolitan District No 1
4.00%, 12/01/2035(3)	500,000	539,223
5.00%, 12/01/2041(3)	1,000,000	1,112,979
Pueblo Urban Renewal Authority
0.00%, 12/01/2025(3)	250,000	217,029
4.75%, 12/01/2045(3)	900,000	1,032,979
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	788,236
Regional Transportation District
4.00%, 01/15/2033	850,000	1,032,122
4.00%, 07/15/2033	270,000	338,601
4.00%, 07/15/2034	750,000	904,994
5.00%, 06/01/2031	1,315,000	1,685,621
5.00%, 07/15/2032	600,000	784,005
Reunion Metropolitan District
3.63%, 12/01/2044	1,205,000	1,199,317
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,393,073
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	749,000	777,123
5.50%, 12/01/2046	1,500,000	1,558,697
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	887,008
5.00%, 12/01/2046	1,880,000	1,960,153
Southglenn Metropolitan District

	Principal Amount	Value
5.00%, 12/01/2046	500,000	518,601
Southlands Metropolitan District No 1
3.00%, 12/01/2022	219,000	222,899
3.50%, 12/01/2027	500,000	542,357
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	533,918
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	583,997
5.00%, 12/01/2038	500,000	549,553
University of Colorado
2.00%, 06/01/2054(1)	5,955,000	6,249,351
5.00%, 06/01/2047	500,000	608,264
University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,027,984
5.00%, 11/15/2047(1)	9,530,000	10,766,197
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	102,023
5.00%, 12/01/2024	200,000	228,910
5.00%, 12/15/2024	135,000	154,671
5.00%, 12/01/2025	180,000	212,524
5.00%, 12/15/2025	85,000	99,822
5.00%, 12/01/2026	195,000	236,721
5.00%, 12/01/2027	205,000	255,040
5.00%, 12/01/2028	210,000	266,939
5.00%, 12/15/2028	130,000	151,935
5.00%, 12/01/2029	210,000	272,062
5.00%, 12/15/2029	5,000	5,823
5.00%, 12/15/2030	500,000	580,651
5.00%, 12/01/2031	230,000	296,167
5.00%, 12/01/2032	250,000	321,045
5.00%, 12/01/2035	100,000	127,554
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	652,704
5.00%, 12/01/2049	1,000,000	1,082,112

Total Colorado		201,275,908

Connecticut – 2.43%
City of Bridgeport CT
4.00%, 06/01/2037	2,460,000	2,853,917
5.00%, 09/15/2029	2,600,000	3,381,180
5.00%, 09/15/2030	2,250,000	2,906,327
5.00%, 06/01/2033	1,985,000	2,525,202
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,305,767
5.00%, 07/15/2022	2,250,000	2,362,671
5.00%, 07/15/2023	2,000,000	2,194,845
5.00%, 07/15/2026	2,430,000	2,854,230
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,532,464
5.00%, 03/01/2028	1,490,000	1,802,434
5.00%, 03/01/2033	1,900,000	2,255,572

	Principal Amount	Value
City of New Haven CT
5.00%, 08/15/2023	900,000	990,510
5.00%, 08/15/2029	2,000,000	2,400,065
5.00%, 08/15/2031	1,000,000	1,193,960
5.25%, 08/01/2023	1,115,000	1,227,735
City of Norwalk CT
4.00%, 07/01/2024	250,000	250,000
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,504,414
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,291,676
3.00%, 11/15/2050	7,335,000	7,948,183
3.40%, 11/15/2042	760,000	767,708
Connecticut State Health & Educational Facilities Authority
0.38%, 07/01/2035(1)	5,885,000	5,887,356
0.55%, 07/01/2037(1)	4,500,000	4,518,201
1.10%, 07/01/2048(1)	9,000,000	9,127,197
1.80%, 07/01/2049(1)	2,005,000	2,077,307
2.00%, 07/01/2042(1)	4,370,000	4,666,431
2.05%, 07/01/2035(1)	6,570,000	6,573,435
4.00%, 07/01/2021(3)	875,000	875,000
4.00%, 07/01/2022(3)	1,010,000	1,021,147
4.00%, 07/01/2044	710,000	796,779
4.00%, 07/01/2046	880,000	957,710
4.00%, 07/01/2049	3,370,000	3,766,887
5.00%, 07/01/2021	250,000	250,000
5.00%, 07/01/2022	150,000	157,047
5.00%, 07/01/2023	325,000	354,922
5.00%, 11/01/2023	695,000	770,083
5.00%, 07/01/2024	365,000	414,179
5.00%, 11/01/2024	475,000	545,561
5.00%, 07/01/2025	150,000	176,058
5.00%, 07/01/2025(3)	435,000	465,078
5.00%, 06/01/2027	200,000	248,747
5.00%, 06/01/2028	400,000	510,524
5.00%, 11/01/2028	1,245,000	1,589,940
5.00%, 06/01/2029	250,000	326,150
5.00%, 07/01/2029(3)	440,000	482,203
5.00%, 07/01/2029	1,000,000	1,255,182
5.00%, 06/01/2031	600,000	789,312
5.00%, 07/01/2032	700,000	909,617
5.00%, 07/01/2032	2,000,000	2,569,456
5.00%, 07/01/2033	600,000	777,268
5.00%, 07/01/2034	700,000	904,238
5.00%, 07/01/2035	525,000	677,217
5.00%, 07/01/2036	1,000,000	1,286,599
5.00%, 07/01/2043	1,750,000	1,981,570
5.00%, 07/01/2049(3)	1,550,000	1,627,647
5.00%, 07/01/2053(1)	2,625,000	3,206,539
5.00%, 07/01/2053(1)	3,445,000	3,967,077

	Principal Amount	Value
Mattabassett District
5.00%, 08/01/2021	245,000	245,935
5.00%, 08/01/2022	195,000	204,874
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)	450,000	458,266
State of Connecticut
3.00%, 01/15/2022	475,000	482,332
3.00%, 01/15/2023	525,000	548,026
3.00%, 01/15/2024	450,000	481,001
4.00%, 01/15/2024	290,000	317,303
5.00%, 07/15/2022	1,455,000	1,522,381
5.00%, 09/01/2022	5,725,000	6,049,425
5.00%, 11/01/2022	315,000	320,046
5.00%, 04/15/2023	3,200,000	3,476,690
5.00%, 07/15/2023	1,160,000	1,269,196
5.00%, 01/15/2026	850,000	1,021,041
5.00%, 04/15/2026	1,500,000	1,816,000
5.00%, 06/15/2027	1,680,000	1,974,074
5.00%, 09/15/2027	1,000,000	1,258,516
5.00%, 03/01/2029	1,500,000	1,677,967
5.00%, 04/15/2030	565,000	729,800
5.00%, 06/15/2032	710,000	826,458
5.00%, 11/15/2032	200,000	236,044
5.00%, 04/15/2034	645,000	823,332
5.00%, 09/15/2034	1,000,000	1,258,910
5.00%, 10/15/2034	1,620,000	1,958,964
5.00%, 04/15/2035	3,250,000	4,142,293
State of Connecticut Special Tax Revenue
4.00%, 05/01/2036	3,260,000	3,940,165
4.00%, 05/01/2038	2,070,000	2,544,189
4.00%, 05/01/2039	4,600,000	5,564,451
5.00%, 09/01/2023	900,000	992,704
5.00%, 05/01/2030	2,000,000	2,653,115
5.00%, 10/01/2031	26,000,000	28,553,452
5.00%, 05/01/2033	3,000,000	3,942,519
5.00%, 05/01/2034	3,400,000	4,455,472
5.00%, 05/01/2035	10,715,000	14,241,338
5.00%, 05/01/2037	5,000,000	6,506,019
5.00%, 01/01/2038	4,400,000	5,399,926
Town of Hamden CT
5.00%, 08/15/2026	500,000	567,181
5.00%, 08/15/2026	1,335,000	1,604,263
5.00%, 08/01/2028	500,000	624,660
5.00%, 08/01/2030	500,000	643,128
5.00%, 08/01/2032	500,000	637,660
5.00%, 01/01/2040	1,875,000	2,045,815
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,664,230
5.00%, 02/15/2036	1,000,000	1,288,373
5.00%, 02/15/2037	1,500,000	1,927,569

	Principal Amount	Value
5.25%, 11/15/2034	3,705,000	4,722,640

Total Connecticut		240,676,267

Delaware – 0.48%
County of Kent DE
5.00%, 07/01/2040	1,020,000	1,168,100
5.00%, 07/01/2048	2,305,000	2,610,186
County of Sussex DE
5.00%, 01/01/2036	2,330,000	2,550,250
Delaware Municipal Electric Corp.
4.00%, 07/01/2036	365,000	441,451
5.00%, 07/01/2032	235,000	314,197
Delaware State Economic Development Authority
1.05%, 01/01/2031(1)	4,630,000	4,726,133
4.00%, 09/01/2030	180,000	207,515
5.00%, 09/01/2036	1,225,000	1,404,963
5.00%, 08/01/2039	715,000	828,738
5.00%, 09/01/2040	250,000	304,115
5.00%, 09/01/2046	700,000	791,585
5.00%, 11/15/2048	2,000,000	2,313,984
5.00%, 08/01/2049	900,000	1,029,374
5.00%, 09/01/2050	250,000	299,361
5.00%, 08/01/2054	835,000	952,274
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,676,623
5.00%, 06/01/2043	1,000,000	1,197,363
5.00%, 06/01/2048	500,000	595,338
Delaware Transportation Authority
5.00%, 07/01/2032	3,210,000	4,279,761
5.00%, 09/01/2032	3,245,000	4,276,932
5.00%, 09/01/2033	2,750,000	3,613,294
5.00%, 09/01/2034	6,750,000	8,845,515
5.00%, 09/01/2035	2,200,000	2,878,244

Total Delaware		47,305,296

District of Columbia – 2.37%
District of Columbia
5.00%, 10/01/2022	3,730,000	3,957,305
5.00%, 03/01/2024	455,000	511,893
5.00%, 10/01/2029	5,000,000	6,595,486
5.00%, 12/01/2033	5,000,000	6,453,167
5.00%, 06/01/2034	1,000,000	1,167,589
5.00%, 06/01/2034	2,100,000	2,594,063
5.00%, 06/01/2035	3,000,000	3,377,968
5.00%, 12/01/2036	250,000	255,015
5.00%, 12/01/2036	420,000	428,018
5.00%, 07/01/2042	780,000	840,396
5.00%, 06/01/2046	3,370,000	3,831,072
5.00%, 07/01/2052	1,230,000	1,319,351
District of Columbia Housing Finance Agency
0.70%, 06/01/2024(1)	10,000,000	10,033,732
District of Columbia Tobacco Settlement Financing Corp.

	Principal Amount	Value
0.00%, 06/15/2046	2,000,000	358,563
0.00%, 06/15/2046	10,000,000	2,153,427
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,730,164
Metropolitan Washington Airports Authority
5.00%, 10/01/2021	420,000	424,970
5.00%, 10/01/2022	1,000,000	1,060,160
5.00%, 10/01/2023	850,000	940,344
5.00%, 10/01/2024	1,325,000	1,521,564
5.00%, 10/01/2024	1,500,000	1,725,154
5.00%, 10/01/2025	1,185,000	1,410,792
5.00%, 10/01/2027	500,000	623,072
5.00%, 10/01/2030	1,735,000	1,834,426
5.00%, 10/01/2030	5,280,000	6,570,379
5.00%, 10/01/2031	5,335,000	6,753,947
5.00%, 10/01/2032	5,000,000	6,042,648
5.00%, 10/01/2037	1,000,000	1,235,691
5.00%, 10/01/2043	8,000,000	10,021,879
Metropolitan Washington Airports Authority Aviation Revenue
4.00%, 10/01/2037	570,000	694,581
4.00%, 10/01/2038	635,000	771,833
5.00%, 10/01/2027	42,565,000	53,015,005
5.00%, 10/01/2030	2,530,000	3,341,729
5.00%, 10/01/2031	4,305,000	5,795,640
5.00%, 10/01/2032	6,330,000	8,495,030
5.00%, 10/01/2033	6,230,000	8,332,636
5.00%, 10/01/2034	1,520,000	2,027,374
5.00%, 10/01/2035	1,350,000	1,797,187
5.00%, 10/01/2036	1,075,000	1,427,997
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2035	6,025,000	4,572,394
0.00%, 10/01/2037	1,000,000	717,110
4.00%, 10/01/2038	415,000	484,795
5.00%, 10/01/2033	1,250,000	1,584,844
5.00%, 10/01/2034	1,500,000	1,897,432
5.00%, 10/01/2053	4,890,000	5,042,744
6.50%, 10/01/2041	2,000,000	2,564,654
Tender Option Bond Trust Receipts/Certificates
0.06%, 10/01/2050(1)(3)	7,305,000	7,305,000
0.13%, 07/01/2042(1)(3)	1,765,000	1,765,000
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,468,825
5.00%, 10/01/2024	1,030,000	1,180,639
Washington Metropolitan Area Transit Authority
4.00%, 07/15/2034	2,935,000	3,656,771
4.00%, 07/15/2035	2,190,000	2,724,039
5.00%, 07/15/2023	1,665,000	1,828,644
5.00%, 07/01/2024	2,115,000	2,407,444
5.00%, 07/15/2024	1,100,000	1,257,486
5.00%, 07/01/2032	3,250,000	4,009,243

	Principal Amount	Value
5.00%, 07/15/2035	3,675,000	4,838,570
5.00%, 07/15/2037	1,530,000	2,049,588
5.00%, 07/15/2037	2,500,000	3,274,472

Total District of Columbia		234,100,941

Florida – 5.24%
Alachua County Health Facilities Authority
4.00%, 12/01/2049	5,000,000	5,827,884
5.00%, 12/01/2036	1,000,000	1,137,280
5.00%, 12/01/2044	3,350,000	3,755,763
6.00%, 11/15/2034	35,000	35,294
6.25%, 11/15/2044	400,000	401,526
6.38%, 11/15/2049	300,000	301,637
Alachua County School Board
5.00%, 07/01/2021	1,000,000	1,000,000
5.00%, 07/01/2027	1,155,000	1,430,490
5.00%, 07/01/2030	2,140,000	2,811,231
Artisan Lakes East Community Development District
2.75%, 05/01/2031(3)	250,000	249,567
2.75%, 05/01/2031(3)	270,000	269,533
Babcock Ranch Community Independent Special District
2.38%, 05/01/2026	125,000	125,120
2.88%, 05/01/2031	250,000	250,786
Berry Bay Community Development District
2.63%, 05/01/2026	250,000	252,987
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,476,525
Capital Projects Finance Authority
5.00%, 10/01/2024	550,000	620,488
5.00%, 10/01/2025	2,630,000	3,053,245
5.00%, 10/01/2026	1,275,000	1,520,652
5.00%, 10/01/2027	1,750,000	2,134,926
5.00%, 10/01/2034	500,000	627,970
5.00%, 10/01/2035	500,000	625,570
Capital Trust Agency, Inc.
3.38%, 07/01/2031(3)	1,440,000	1,550,066
5.25%, 12/01/2058(3)	2,150,000	2,519,238
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	90,000	91,578
Central Florida Expressway Authority
4.00%, 07/01/2038	2,000,000	2,452,900
4.00%, 07/01/2039	1,755,000	2,146,797
5.00%, 07/01/2026	1,375,000	1,671,696
5.00%, 07/01/2035	5,000,000	6,419,606
CFM Community Development District
2.88%, 05/01/2031	420,000	422,802
Citizens Property Insurance, Inc.
5.00%, 06/01/2022	2,150,000	2,244,600
City of Jacksonville FL
5.00%, 10/01/2021	450,000	455,393
5.00%, 08/15/2028	3,045,000	3,875,866

	Principal Amount	Value
5.00%, 08/15/2029	2,500,000	3,248,151
5.00%, 08/15/2030	1,700,000	2,193,373
5.00%, 08/15/2031	2,250,000	2,891,927
5.00%, 08/15/2032	1,200,000	1,538,439
5.00%, 08/15/2033	1,200,000	1,534,130
5.00%, 06/01/2053(3)	1,485,000	1,755,529
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,965,061
City of Orlando FL
5.00%, 10/01/2031	1,120,000	1,435,811
5.00%, 10/01/2032	1,300,000	1,586,120
5.00%, 10/01/2032	1,680,000	2,148,654
5.00%, 10/01/2035	1,200,000	1,517,887
5.00%, 10/01/2036	1,000,000	1,261,277
City of Orlando FL Tourist Development Tax Revenue
5.00%, 11/01/2029	2,000,000	2,512,687
City Of South Miami Health Facilities Authority, Inc.
5.00%, 08/15/2023	250,000	274,631
5.00%, 08/15/2024	400,000	456,549
5.00%, 08/15/2025	700,000	825,459
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,638,289
City of Tampa FL
0.00%, 09/01/2036	800,000	524,526
0.00%, 09/01/2037	800,000	501,549
5.00%, 04/01/2040	1,115,000	1,274,668
County of Broward FL
5.00%, 04/01/2028	560,000	600,732
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,255,981
5.00%, 10/01/2022	1,500,000	1,590,824
5.00%, 10/01/2023	3,620,000	3,998,718
5.00%, 10/01/2025	2,125,000	2,512,180
5.00%, 10/01/2026	1,000,000	1,214,914
5.00%, 10/01/2026	3,665,000	4,452,658
5.00%, 10/01/2027	1,650,000	2,055,005
5.00%, 10/01/2027	3,500,000	4,359,101
5.00%, 10/01/2028	1,500,000	1,911,000
5.00%, 10/01/2029	500,000	585,367
5.00%, 10/01/2029	1,150,000	1,491,593
5.00%, 10/01/2030	405,000	499,828
5.00%, 10/01/2031	1,525,000	1,961,807
5.00%, 10/01/2036	1,350,000	1,719,839
5.00%, 10/01/2036	1,500,000	1,834,815
5.00%, 10/01/2040	10,000,000	11,634,620
5.00%, 10/01/2042	110,000	116,659
County of Broward FL Port Facilities Revenue
5.00%, 09/01/2030	310,000	403,442
5.00%, 09/01/2030	1,780,000	2,310,096
5.00%, 09/01/2032	265,000	342,694

	Principal Amount	Value
5.00%, 09/01/2034	1,925,000	2,469,555
5.00%, 09/01/2035	2,000,000	2,561,948
County of Clay FL Sales Surtax Revenue
5.00%, 10/01/2026	1,170,000	1,427,508
5.00%, 10/01/2030	1,680,000	2,196,745
5.00%, 10/01/2031	1,375,000	1,795,096
5.00%, 10/01/2035	1,805,000	2,332,874
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,800,000	2,128,430
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,587,187
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,095,439
5.00%, 07/01/2023	7,135,000	7,815,960
5.00%, 10/01/2024	1,785,000	2,046,683
County of Miami-Dade FL Aviation Revenue
4.00%, 10/01/2034	3,200,000	3,865,893
4.00%, 10/01/2039	300,000	358,313
4.00%, 10/01/2040	1,450,000	1,728,880
4.00%, 10/01/2041	1,500,000	1,783,929
5.00%, 10/01/2021	690,000	698,112
5.00%, 10/01/2024	2,510,000	2,883,238
5.00%, 10/01/2029	625,000	709,028
5.00%, 10/01/2030	250,000	331,114
5.00%, 10/01/2031	3,000,000	3,177,719
5.00%, 10/01/2031	7,500,000	8,487,667
5.00%, 10/01/2033	7,000,000	7,907,387
5.00%, 10/01/2034	5,520,000	6,235,539
5.00%, 10/01/2035	1,000,000	1,130,657
5.00%, 10/01/2037	2,990,000	3,404,401
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	2,005,339
County of Miami-Dade FL Water & Sewer System Revenue
4.00%, 10/01/2035	1,540,000	1,909,022
4.00%, 10/01/2038	1,250,000	1,531,546
4.00%, 10/01/2039	4,535,000	5,478,666
4.00%, 10/01/2040	8,880,000	10,707,781
4.00%, 10/01/2048	3,670,000	4,392,963
5.00%, 10/01/2031	4,000,000	4,754,730
5.00%, 10/01/2032	1,275,000	1,514,978
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	7,783,407
6.25%, 10/01/2038	2,000,000	2,238,732
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,313,500
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	180,000	187,329
East Nassau Stewardship District
2.40%, 05/01/2026	195,000	196,134
3.00%, 05/01/2031	245,000	247,749

	Principal Amount	Value
Epperson North Community Development District
2.50%, 05/01/2026	140,000	141,202
3.00%, 05/01/2031	215,000	218,939
Escambia County Health Facilities Authority
4.00%, 08/15/2045	1,305,000	1,514,443
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	150,000	154,732
3.25%, 11/01/2025	250,000	257,896
Florida Department of Environmental Protection
5.00%, 07/01/2021	610,000	610,000
Florida Development Finance Corp.
3.00%, 06/01/2032	2,085,000	2,200,926
4.00%, 06/01/2024	105,000	112,892
4.00%, 06/01/2026	110,000	121,877
5.00%, 04/01/2028	315,000	392,508
5.00%, 04/01/2029	250,000	317,754
5.00%, 05/01/2029(3)	2,625,000	2,832,914
5.00%, 02/15/2031	710,000	790,460
5.00%, 06/01/2031	140,000	166,422
5.00%, 06/01/2035	125,000	147,269
5.00%, 02/15/2038	600,000	665,446
5.00%, 02/15/2048	1,600,000	1,767,920
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,277,667
5.00%, 10/01/2033	1,000,000	1,244,211
5.00%, 06/01/2048(3)	2,310,000	2,738,976
Florida Housing Finance Corp.
3.50%, 07/01/2051	2,750,000	3,041,661
Florida Municipal Power Agency
3.00%, 10/01/2032	750,000	829,155
3.00%, 10/01/2033	700,000	770,829
5.00%, 10/01/2025	3,475,000	4,125,834
Greater Orlando Aviation Authority
5.00%, 10/01/2021	535,000	541,357
5.00%, 10/01/2022	1,000,000	1,059,121
5.00%, 10/01/2024	8,935,000	10,241,757
5.00%, 10/01/2026	500,000	607,457
5.00%, 10/01/2030	1,000,000	1,234,143
5.00%, 10/01/2031	2,000,000	2,336,001
5.00%, 10/01/2033	2,020,000	2,359,361
5.00%, 10/01/2033	6,705,000	8,608,851
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,526,714
Harbor Bay Community Development District
3.10%, 05/01/2024	90,000	92,338
3.10%, 05/01/2024	300,000	307,769
3.10%, 05/01/2024	355,000	364,207
Hernando County School District
5.00%, 07/01/2024	805,000	911,658
Hillsborough County Aviation Authority

	Principal Amount	Value
5.00%, 10/01/2032	375,000	479,610
5.00%, 10/01/2033	465,000	593,963
5.00%, 10/01/2034	2,150,000	2,740,591
5.00%, 10/01/2035	2,275,000	2,895,781
5.00%, 10/01/2036	2,650,000	3,367,647
5.00%, 10/01/2040	12,500,000	14,228,114
Hillsborough County Port District
5.00%, 06/01/2038	900,000	1,089,257
Hillsborough County School Board
5.00%, 07/01/2029	1,795,000	2,326,573
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,352,376
5.00%, 10/01/2031	1,360,000	1,767,918
5.00%, 10/01/2033	2,130,000	2,745,002
5.00%, 10/01/2034	1,215,000	1,560,867
Lakes of Sarasota Community Development District
3.63%, 05/01/2031	130,000	133,005
3.88%, 05/01/2031	1,700,000	1,741,187
3.90%, 05/01/2041	285,000	294,163
4.10%, 05/01/2051	265,000	272,996
4.13%, 05/01/2031	2,000,000	2,057,788
4.13%, 05/01/2041	200,000	205,945
4.30%, 05/01/2051	325,000	333,377
Lakewood Ranch Stewardship District
2.50%, 05/01/2025(3)	510,000	518,548
3.13%, 05/01/2025	260,000	271,584
3.13%, 05/01/2030(3)	310,000	324,052
3.40%, 05/01/2030	370,000	393,541
4.00%, 05/01/2022	155,000	157,964
4.00%, 05/01/2040	600,000	652,002
4.00%, 05/01/2050	1,000,000	1,061,874
4.35%, 05/01/2024	975,000	1,016,087
4.55%, 05/01/2024(3)	595,000	620,499
Lee County Industrial Development Authority
5.00%, 11/15/2039	1,850,000	2,182,107
5.63%, 12/01/2037(3)	250,000	263,373
5.75%, 12/01/2052(3)	750,000	780,105
Lee County School Board
5.00%, 08/01/2028	3,275,000	4,159,998
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,349,620
5.00%, 04/01/2035	6,575,000	8,305,619
5.00%, 04/01/2037	2,060,000	2,589,350
Live Oak Lake Community Development District
3.80%, 05/01/2030	1,745,000	1,860,580
LT Ranch Community Development District
3.00%, 05/01/2025	625,000	639,677
Manatee County School District
5.00%, 10/01/2025	520,000	615,465
Marion County School Board

	Principal Amount	Value
5.00%, 06/01/2026	1,455,000	1,699,457
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	889,916
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,272,905
5.00%, 04/01/2045	1,010,000	1,151,942
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,469,265
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	129,456
5.00%, 08/01/2026	155,000	188,045
5.00%, 08/01/2027	345,000	430,022
5.00%, 08/01/2028	400,000	498,104
5.00%, 08/01/2029	480,000	594,031
5.00%, 08/01/2030	680,000	836,899
5.00%, 08/01/2032	750,000	918,461
Mirada II Community Development District
2.50%, 05/01/2026	500,000	504,573
Monroe County School District
5.00%, 06/01/2033	540,000	662,786
5.00%, 06/01/2035	500,000	612,455
North AR-1 Pasco Community Development District
2.63%, 05/01/2026	350,000	351,156
Orange County Convention Center
5.00%, 10/01/2023	1,510,000	1,665,817
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	901,771
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,173,338
Orlando Utilities Commission
1.25%, 10/01/2046(1)	1,190,000	1,206,402
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	105,000	116,860
5.00%, 05/15/2024	615,000	689,990
5.00%, 12/01/2024	105,000	121,399
5.00%, 06/01/2055	2,500,000	2,721,732
7.50%, 06/01/2049	100,000	106,755
7.50%, 06/01/2049	1,875,000	2,001,934
Palm Beach County School District
5.00%, 08/01/2023	500,000	549,174
5.00%, 08/01/2024	220,000	251,262
5.00%, 08/01/2026	1,065,000	1,296,806
5.00%, 08/01/2026	3,750,000	4,566,217
5.00%, 08/01/2030	4,520,000	5,313,470
5.00%, 08/01/2032	3,000,000	3,520,014
Pasco County School Board
5.00%, 08/01/2030	450,000	598,962
5.00%, 08/01/2033	1,000,000	1,317,564
Portico Community Development District
2.80%, 05/01/2025	810,000	825,426

	Principal Amount	Value
Rivers Edge II Community Development District
2.40%, 05/01/2026	350,000	352,035
3.00%, 05/01/2031	300,000	304,644
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	813,003
5.00%, 01/01/2047	875,000	946,052
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,503,337
5.00%, 05/01/2026	1,000,000	1,168,609
5.00%, 05/01/2028	2,785,000	3,231,556
5.00%, 02/01/2030	500,000	590,505
5.00%, 05/01/2031(1)	5,000,000	5,632,891
5.00%, 05/01/2031	5,000,000	5,787,335
School District of Broward County
5.00%, 07/01/2022	1,000,000	1,048,628
5.00%, 07/01/2028	1,500,000	1,867,916
5.00%, 07/01/2029	2,545,000	3,159,828
5.00%, 07/01/2030	3,955,000	5,227,021
5.00%, 07/01/2030	5,500,000	6,426,946
5.00%, 07/01/2031	1,000,000	1,315,854
5.00%, 07/01/2033	5,000,000	6,541,031
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,709,422
Southern Groves Community Development District No 5
2.40%, 05/01/2026	215,000	215,204
2.80%, 05/01/2031	300,000	299,226
St Johns County Industrial Development Authority
4.00%, 12/15/2025	170,000	188,316
4.00%, 12/15/2026	185,000	207,581
4.00%, 12/15/2027	215,000	243,973
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,616,856
5.00%, 07/01/2030	1,500,000	1,940,636
5.00%, 07/01/2031	1,000,000	1,288,649
State of Florida
5.00%, 06/01/2023	2,425,000	2,648,928
5.00%, 06/01/2024	2,415,000	2,746,357
5.00%, 07/01/2024	2,460,000	2,807,287
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,597,191
5.00%, 07/01/2024	4,000,000	4,563,403
Stillwater Community Development District
2.38%, 06/15/2026(3)	300,000	302,212
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,791,836
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,067,039
Tender Option Bond Trust Receipts/Certificates
0.10%, 10/01/2051(1)(3)	3,200,000	3,200,000
0.15%, 01/01/2028(1)(3)	6,300,000	6,300,000

	Principal Amount	Value
Tolomato Community Development District
2.00%, 05/01/2022	605,000	612,465
2.00%, 05/01/2023	1,250,000	1,282,220
2.00%, 05/01/2024	1,300,000	1,347,232
2.10%, 05/01/2025	1,345,000	1,406,879
3.50%, 05/01/2024	370,000	384,296
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,712,513
V-Dana Community Development District
2.60%, 05/01/2026	125,000	126,370
3.13%, 05/01/2031	125,000	127,500
Verano No 3 Community Development District
2.38%, 05/01/2026	100,000	100,945
3.00%, 05/01/2031	120,000	122,883
Village Community Development District No 13
3.00%, 05/01/2029	990,000	1,062,346
3.38%, 05/01/2034	995,000	1,085,199
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	864,339
5.00%, 10/15/2044	390,000	483,731
5.00%, 10/15/2049	730,000	900,555
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,397,014
West Villages Improvement District
4.00%, 05/01/2024	305,000	316,581
Westside Community Development District
3.50%, 05/01/2024(3)	465,000	477,188

Total Florida		518,313,585

Georgia – 3.16%
Athens-Clarke County Unified Government Development Authority
5.25%, 07/01/2027	190,000	190,000
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	1,542,776
7.00%, 01/01/2040	985,000	690,627
Augusta GA Airport Revenue
5.00%, 01/01/2027	370,000	414,671
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	3,041,789
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,652,948
5.00%, 07/01/2031	650,000	848,577
5.00%, 07/01/2032	1,000,000	1,302,269
5.00%, 07/01/2033	1,135,000	1,473,937
5.00%, 07/01/2037	1,800,000	2,314,213
City of Atlanta GA Airport Passenger Facility Charge
5.00%, 07/01/2021	450,000	450,000
City of Atlanta GA Department of Aviation
5.00%, 07/01/2021	300,000	300,000
5.00%, 07/01/2024	1,530,000	1,738,111
5.00%, 07/01/2025	2,580,000	3,030,436

	Principal Amount	Value
5.00%, 07/01/2025	5,735,000	6,768,680
5.00%, 07/01/2026	6,945,000	8,462,719
5.00%, 07/01/2027	2,635,000	3,296,685
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,963,348
City of East Point GA
5.00%, 08/01/2021	250,000	250,896
Cobb County Kennestone Hospital Authority
4.00%, 04/01/2033	500,000	603,454
5.00%, 04/01/2047	1,150,000	1,373,018
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	2,700,000	3,437,825
5.00%, 07/01/2054(1)	3,330,000	3,951,057
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,547,599
Development Authority for Fulton County
5.00%, 04/01/2023	300,000	324,558
5.00%, 06/15/2044	580,000	728,337
5.00%, 04/01/2047	1,750,000	2,089,375
Development Authority of Burke County
0.04%, 07/01/2049(1)	12,000,000	12,000,000
0.06%, 11/01/2052(1)	12,195,000	12,195,000
1.50%, 01/01/2040(1)	4,000,000	4,094,842
1.70%, 12/01/2049(1)	2,400,000	2,482,377
2.25%, 10/01/2032(1)	2,800,000	2,895,380
2.93%, 11/01/2053(1)	2,940,000	3,129,096
3.25%, 11/01/2045(1)	3,000,000	3,256,251
Development Authority Of The City Of Marietta
5.00%, 11/01/2037(3)	625,000	705,010
5.00%, 11/01/2047(3)	500,000	554,813
Fayette County Hospital Authority
5.00%, 07/01/2054(1)	1,300,000	1,446,433
Fulton County Residential Care Facilities for the Elderly Authority
5.00%, 04/01/2047(3)	700,000	743,799
5.00%, 04/01/2054(3)	550,000	579,923
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	792,130
George L Smith II Congress Center Authority
2.38%, 01/01/2031	1,250,000	1,335,676
4.00%, 01/01/2036	1,500,000	1,789,558
4.00%, 01/01/2054	2,115,000	2,465,851
5.00%, 01/01/2054(3)	5,500,000	6,590,574
Georgia State Road & Tollway Authority
5.00%, 06/01/2022	1,500,000	1,566,709
5.00%, 06/01/2022	3,500,000	3,654,992
5.00%, 06/01/2023	1,000,000	1,091,937
5.00%, 06/01/2023	3,250,000	3,548,796
5.00%, 06/01/2031	2,000,000	2,650,852
5.00%, 06/01/2032	2,000,000	2,641,326
Griffin-Spalding County Hospital Authority

	Principal Amount	Value
3.00%, 04/01/2027	635,000	713,844
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	562,877
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,170,866
Main Street Natural Gas, Inc.
0.81% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,431,885
0.89% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,713,145
4.00%, 03/01/2023	545,000	579,236
4.00%, 04/01/2048(1)	3,000,000	3,218,177
4.00%, 08/01/2048(1)	7,975,000	8,612,124
4.00%, 08/01/2049(1)	52,070,000	58,030,375
4.00%, 03/01/2050(1)	20,000,000	23,123,208
5.00%, 05/15/2027	3,000,000	3,697,709
5.00%, 05/15/2028	2,500,000	3,151,308
5.00%, 05/15/2043	4,520,000	5,491,705
Municipal Electric Authority of Georgia
3.00%, 11/01/2021	730,000	736,753
3.00%, 11/01/2022	600,000	622,210
4.00%, 11/01/2023	805,000	873,493
4.00%, 01/01/2034	1,800,000	2,158,275
4.00%, 01/01/2035	1,500,000	1,794,462
5.00%, 01/01/2024	830,000	922,833
5.00%, 01/01/2025	350,000	402,998
5.00%, 01/01/2025	900,000	1,036,280
5.00%, 01/01/2025	950,000	1,093,852
5.00%, 01/01/2026	300,000	356,536
5.00%, 01/01/2026	320,000	380,306
5.00%, 01/01/2026	1,000,000	1,188,455
5.00%, 01/01/2027	300,000	366,779
5.00%, 01/01/2027	1,500,000	1,833,895
5.00%, 11/01/2027	200,000	250,708
5.00%, 01/01/2028	25,000	31,251
5.00%, 01/01/2028	750,000	937,524
5.00%, 11/01/2028	275,000	352,755
5.00%, 11/01/2029	300,000	392,770
5.00%, 01/01/2030	1,000,000	1,258,736
5.00%, 01/01/2031	685,000	861,349
5.00%, 01/01/2034	1,080,000	1,403,507
5.00%, 01/01/2049	3,610,000	4,402,251
Private Colleges & Universities Authority
4.00%, 09/01/2037	8,350,000	10,189,119
4.00%, 09/01/2038	4,665,000	5,679,360
5.00%, 10/01/2023	300,000	331,231
5.00%, 09/01/2025	1,810,000	2,148,962
5.00%, 04/01/2027	1,900,000	2,127,649
5.00%, 04/01/2044	1,000,000	1,094,770
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	140,208
State of Georgia

	Principal Amount	Value
4.00%, 08/01/2034	6,455,000	7,986,827
5.00%, 07/01/2023	1,000,000	1,096,707
5.00%, 07/01/2029	125,000	125,000

Total Georgia		312,073,500

Guam – 0.15%
Guam Department of Education
3.63%, 02/01/2025	750,000	790,399
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,693,752
Territory of Guam
4.00%, 01/01/2042	2,040,000	2,324,133
5.00%, 11/01/2027	430,000	526,255
5.00%, 01/01/2028	375,000	456,711
5.00%, 11/01/2028	485,000	603,886
5.00%, 01/01/2029	850,000	1,053,147
5.00%, 11/01/2029	485,000	612,939
5.00%, 01/01/2030	750,000	943,189
5.00%, 11/01/2030	250,000	320,284
5.00%, 01/01/2031	625,000	797,814
5.00%, 11/15/2031	2,260,000	2,637,229
5.00%, 11/01/2035	875,000	1,111,889
5.00%, 11/01/2040	1,000,000	1,251,389

Total Guam		15,123,016

Hawaii – 0.73%
City & County of Honolulu HI
5.00%, 09/01/2024	1,275,000	1,463,666
5.00%, 10/01/2029	2,000,000	2,370,874
5.00%, 07/01/2034	810,000	1,066,247
5.00%, 07/01/2035	1,345,000	1,767,978
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,116,866
5.00%, 01/01/2030	2,330,000	3,012,859
5.00%, 01/01/2032	12,800,000	16,413,279
5.00%, 01/01/2033	9,500,000	12,151,345
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,598,916
5.00%, 07/01/2032	1,500,000	1,879,222
State of Hawaii Department of Budget & Finance
4.00%, 03/01/2037	1,090,000	1,208,806
State of Hawaii Harbor System Revenue
4.00%, 07/01/2034	2,000,000	2,397,341
4.00%, 07/01/2035	2,320,000	2,776,871
4.00%, 07/01/2036	545,000	663,287
4.00%, 07/01/2039	1,000,000	1,208,050
University of Hawaii
5.00%, 10/01/2028	4,015,000	5,183,105
5.00%, 10/01/2028	4,445,000	5,738,207
5.00%, 10/01/2029	1,225,000	1,613,622
5.00%, 10/01/2030	5,350,000	7,168,599

Total Hawaii		71,799,140

	Principal Amount	Value
Idaho – 0.14%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,489,866
Idaho Housing & Finance Association
4.00%, 07/15/2036	500,000	609,732
4.00%, 07/15/2037	645,000	784,185
4.00%, 07/15/2038	2,500,000	3,031,922
4.00%, 07/15/2039	2,750,000	3,326,390
4.00%, 01/01/2050	250,000	278,247
5.00%, 07/15/2034	600,000	800,317
5.00%, 07/15/2035	875,000	1,165,250

Total Idaho		13,485,909

Illinois – 8.27%
Champaign County Community Unit School District No 4 Champaign
0.00%, 01/01/2025	485,000	471,207
Chicago Board of Education
0.00%, 12/01/2025	265,000	251,999
0.00%, 12/01/2025	345,000	325,922
5.00%, 12/01/2021	1,000,000	1,019,092
5.00%, 12/01/2022	500,000	531,756
5.00%, 12/01/2023	2,000,000	2,210,724
5.00%, 12/01/2024	130,000	148,858
5.00%, 12/01/2024	2,175,000	2,490,511
5.00%, 12/01/2025	2,500,000	2,957,687
5.00%, 12/01/2026	145,000	176,137
5.00%, 12/01/2026	3,660,000	4,445,950
5.00%, 12/01/2028	310,000	394,358
5.00%, 12/01/2028	1,270,000	1,615,595
5.00%, 12/01/2029	540,000	700,166
5.00%, 12/01/2030	2,000,000	2,582,971
5.00%, 12/01/2030	2,430,000	3,138,310
5.00%, 12/01/2031	2,185,000	2,812,527
5.00%, 12/01/2031	5,000,000	6,546,198
5.00%, 12/01/2032	710,000	925,929
5.00%, 12/01/2033	300,000	376,979
5.00%, 12/01/2033	3,400,000	4,423,424
5.00%, 12/01/2034	250,000	311,450
5.00%, 12/01/2034	5,990,000	7,775,350
5.00%, 12/01/2035	1,380,000	1,787,597
5.00%, 12/01/2036	500,000	645,915
5.00%, 12/01/2036	1,300,000	1,679,379
5.00%, 12/01/2037	1,380,000	1,778,188
5.00%, 12/01/2038	400,000	514,205
5.00%, 12/01/2040	500,000	640,070
5.00%, 12/01/2041	785,000	798,888
5.00%, 12/01/2042	200,000	210,274
5.00%, 12/01/2046	1,455,000	1,792,668
5.25%, 12/01/2041	3,000,000	3,056,167
6.50%, 12/01/2046	100,000	125,474
6.75%, 12/01/2030(3)	1,500,000	2,018,050

	Principal Amount	Value
7.00%, 12/01/2046(3)	400,000	531,374
Chicago Midway International Airport
5.00%, 01/01/2027	1,800,000	2,124,801
5.00%, 01/01/2030	865,000	953,551
5.00%, 01/01/2032	2,000,000	2,204,219
5.00%, 01/01/2034	1,000,000	1,102,109
5.00%, 01/01/2041	835,000	983,072
5.00%, 01/01/2046	300,000	353,107
5.50%, 01/01/2028	5,000,000	5,374,865
Chicago O’Hare International Airport
4.00%, 01/01/2035	4,060,000	4,839,198
4.00%, 01/01/2036	3,285,000	3,902,851
5.00%, 01/01/2022	520,000	532,107
5.00%, 01/01/2023	1,000,000	1,070,643
5.00%, 01/01/2024	1,865,000	2,074,088
5.00%, 01/01/2025	415,000	477,529
5.00%, 01/01/2026	1,500,000	1,793,709
5.00%, 01/01/2027	520,000	634,187
5.00%, 01/01/2028	1,000,000	1,212,610
5.00%, 01/01/2028	1,500,000	1,889,020
5.00%, 01/01/2030	520,000	658,203
5.00%, 01/01/2030	2,000,000	2,302,845
5.00%, 01/01/2030	3,105,000	3,541,543
5.00%, 01/01/2031	660,000	792,085
5.00%, 01/01/2031	700,000	797,896
5.00%, 01/01/2031	835,000	1,052,677
5.00%, 01/01/2032	1,140,000	1,435,610
5.00%, 01/01/2032	1,300,000	1,480,842
5.00%, 01/01/2032	11,555,000	13,304,689
5.00%, 01/01/2033	345,000	408,041
5.00%, 01/01/2033	1,200,000	1,507,410
5.00%, 01/01/2033	2,520,000	2,901,585
5.00%, 07/01/2033	550,000	674,934
5.00%, 01/01/2034	400,000	473,103
5.00%, 01/01/2035	1,285,000	1,607,165
5.00%, 01/01/2036	430,000	508,541
5.00%, 01/01/2037	1,200,000	1,493,195
5.00%, 01/01/2042	500,000	595,049
5.00%, 01/01/2048	1,025,000	1,254,200
5.00%, 01/01/2053	615,000	756,940
Chicago Park District
4.00%, 01/01/2022	500,000	508,960
5.00%, 01/01/2029	3,000,000	3,246,367
5.00%, 01/01/2036	480,000	487,758
Chicago Transit Authority
5.00%, 06/01/2022	265,000	276,510
5.00%, 06/01/2023	240,000	261,484
5.00%, 06/01/2024	200,000	226,628
5.00%, 06/01/2025	200,000	234,450
5.00%, 06/01/2026	160,000	193,262

	Principal Amount	Value
5.00%, 06/01/2026	8,275,000	9,995,261
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2029	1,500,000	1,939,721
City of Chicago IL
5.00%, 01/01/2022	460,000	471,061
5.00%, 01/01/2023	1,000,000	1,065,428
5.00%, 01/01/2027	500,000	579,797
5.00%, 01/01/2027	2,000,000	2,431,215
5.00%, 01/01/2031	1,000,000	1,283,767
5.00%, 01/01/2035	750,000	863,700
5.00%, 01/01/2035	2,650,000	2,880,498
5.00%, 01/01/2039	1,200,000	1,482,078
5.25%, 01/01/2027	2,435,000	2,797,620
5.50%, 01/01/2035	1,000,000	1,143,230
5.63%, 01/01/2031	1,500,000	1,861,551
5.75%, 01/01/2034	2,000,000	2,480,267
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,134,244
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	480,665
5.00%, 01/01/2024	500,000	555,791
5.00%, 01/01/2028	3,000,000	3,071,393
5.00%, 01/01/2028	2,900,000	3,220,522
5.00%, 01/01/2029	1,300,000	1,440,252
5.00%, 01/01/2030	1,000,000	1,221,099
5.00%, 01/01/2030	1,310,000	1,510,333
5.00%, 01/01/2033	2,000,000	2,297,595
5.00%, 01/01/2039	1,000,000	1,141,708
5.00%, 01/01/2044	5,000,000	5,521,029
City of Chicago IL Waterworks Revenue
4.00%, 11/01/2023	1,025,000	1,076,843
5.00%, 11/01/2021	1,525,000	1,548,096
5.00%, 11/01/2022	1,000,000	1,060,666
5.00%, 11/01/2023	650,000	717,975
5.00%, 11/01/2024	250,000	286,332
5.00%, 11/01/2024	1,000,000	1,145,329
5.00%, 11/01/2024	1,150,000	1,317,129
5.00%, 11/01/2025	1,000,000	1,146,528
5.00%, 11/01/2026	1,000,000	1,144,942
5.00%, 11/01/2033	500,000	564,764
City of Springfield IL
5.00%, 12/01/2024	340,000	388,280
5.00%, 12/01/2025	395,000	464,119
5.00%, 12/01/2026	160,000	184,359
City of Sterling IL
4.00%, 11/01/2031	500,000	612,575
4.00%, 11/01/2032	500,000	610,727
City of Waukegan IL
4.00%, 12/30/2024	540,000	597,138
City of Waukegan IL Water & Sewer System Revenue

	Principal Amount	Value
4.00%, 12/30/2036	500,000	575,168
5.00%, 12/30/2031	635,000	833,426
Community Unit School District Number 427 DeKalb & Kane Counties Illinois
4.00%, 02/01/2032	700,000	828,984
4.00%, 02/01/2035	350,000	410,682
4.00%, 02/01/2037	535,000	623,231
4.00%, 02/01/2039	415,000	480,939
4.00%, 02/01/2041	475,000	547,069
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,270,052
Cook County School District No 87 Berkeley
3.00%, 12/01/2034	1,000,000	1,114,839
3.00%, 12/01/2037	1,000,000	1,104,648
3.00%, 12/01/2038	1,000,000	1,101,972
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	978,470
County of Cook IL
3.00%, 11/15/2021	175,000	176,822
5.00%, 11/15/2022	1,200,000	1,279,002
5.00%, 11/15/2023	350,000	388,580
5.00%, 11/15/2023	3,090,000	3,434,499
5.00%, 11/15/2024	375,000	431,149
5.00%, 11/15/2025	375,000	444,300
5.00%, 11/15/2026	750,000	914,224
5.00%, 11/15/2026	1,450,000	1,767,500
5.00%, 11/15/2029	1,000,000	1,217,440
5.00%, 11/15/2030	500,000	608,177
5.00%, 11/15/2032	2,000,000	2,653,882
5.00%, 11/15/2033	2,350,000	3,096,511
5.00%, 11/15/2034	1,200,000	1,454,837
5.25%, 11/15/2028	1,035,000	1,053,679
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,155,501
5.00%, 11/15/2033	2,795,000	3,490,101
5.25%, 11/15/2035	3,000,000	3,803,894
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,508,133
Illinois Finance Authority
2.25%, 11/15/2042(1)	500,000	508,574
3.00%, 07/01/2035	2,250,000	2,352,271
3.63%, 02/15/2032	355,000	401,312
3.75%, 02/15/2034	200,000	226,535
4.00%, 05/15/2023	20,000	21,367
4.00%, 05/15/2023	170,000	178,448
4.00%, 11/01/2030	2,500,000	2,822,842
4.00%, 09/01/2032	40,000	41,420
4.00%, 02/15/2036	800,000	917,071
4.00%, 08/15/2037	4,350,000	5,313,935
4.00%, 08/15/2038	4,100,000	4,995,993
4.00%, 02/15/2041	5,000	5,862

	Principal Amount	Value
4.00%, 02/15/2041	130,000	152,423
4.13%, 08/15/2037	1,090,000	1,206,190
4.75%, 05/15/2033	125,000	135,288
4.75%, 05/15/2033	835,000	874,239
4.75%, 10/15/2040(1)(3)	2,625,000	2,801,638
5.00%, 08/01/2021	445,000	446,492
5.00%, 07/01/2022	1,000,000	1,048,421
5.00%, 12/01/2022	325,000	331,588
5.00%, 11/15/2023	1,680,000	1,864,338
5.00%, 12/01/2023	1,880,000	2,084,164
5.00%, 01/01/2024	250,000	278,624
5.00%, 02/15/2024	215,000	241,822
5.00%, 05/15/2024	350,000	395,723
5.00%, 02/15/2025	695,000	809,715
5.00%, 07/15/2025	230,000	271,707
5.00%, 08/01/2025	1,605,000	1,826,865
5.00%, 02/15/2026	360,000	434,305
5.00%, 02/15/2026	1,345,000	1,617,827
5.00%, 08/15/2026	1,500,000	1,834,481
5.00%, 08/15/2027	2,000,000	2,508,879
5.00%, 03/01/2028	15,000	17,853
5.00%, 05/15/2028	12,620,000	16,013,076
5.00%, 09/01/2028	500,000	638,324
5.00%, 01/01/2029	1,650,000	2,033,905
5.00%, 02/15/2029	1,445,000	1,774,664
5.00%, 10/01/2029	505,000	656,846
5.00%, 12/01/2029	340,000	408,433
5.00%, 02/15/2030	1,240,000	1,520,580
5.00%, 07/01/2030	275,000	328,646
5.00%, 07/15/2030	710,000	888,856
5.00%, 08/01/2030	870,000	1,012,748
5.00%, 09/01/2030	430,000	555,930
5.00%, 10/01/2030	565,000	730,023
5.00%, 11/01/2030	1,455,000	1,738,124
5.00%, 11/15/2030	2,000,000	2,335,182
5.00%, 01/01/2031	3,545,000	4,269,106
5.00%, 02/15/2031	300,000	367,216
5.00%, 05/15/2031	5,000,000	6,309,587
5.00%, 07/01/2031	1,420,000	1,741,553
5.00%, 08/15/2031	1,525,000	2,026,034
5.00%, 08/15/2032	730,000	984,943
5.00%, 05/15/2033	795,000	847,033
5.00%, 08/15/2033	250,000	304,669
5.00%, 10/01/2033	500,000	638,660
5.00%, 10/01/2033	700,000	896,247
5.00%, 01/01/2034	605,000	724,120
5.00%, 02/15/2034	1,890,000	2,303,907
5.00%, 07/01/2034	300,000	355,144
5.00%, 07/01/2034	11,970,000	15,929,621
5.00%, 08/15/2034	2,310,000	3,097,053

	Principal Amount	Value
5.00%, 08/15/2034	2,500,000	3,097,055
5.00%, 10/01/2034	430,000	547,857
5.00%, 11/15/2034	300,000	349,275
5.00%, 11/15/2034	3,000,000	3,492,751
5.00%, 08/15/2035	100,000	116,368
5.00%, 08/15/2035	600,000	731,205
5.00%, 10/01/2035	400,000	508,743
5.00%, 02/15/2036	905,000	1,099,476
5.00%, 07/01/2036	830,000	979,470
5.00%, 08/15/2036	1,000,000	1,218,675
5.00%, 10/01/2036	620,000	789,300
5.00%, 01/01/2037	2,785,000	3,398,400
5.00%, 05/15/2037	395,000	453,467
5.00%, 05/15/2037	1,050,000	1,226,440
5.00%, 08/15/2037	1,000,000	1,218,675
5.00%, 11/15/2038	3,795,000	4,405,693
5.00%, 02/15/2041	1,075,000	1,300,133
5.00%, 05/15/2041	400,000	477,941
5.00%, 08/01/2042	120,000	141,525
5.00%, 01/01/2044	4,145,000	5,000,903
5.00%, 08/15/2044	200,000	230,981
5.00%, 12/01/2046	5,950,000	7,035,738
5.00%, 05/15/2047	100,000	112,867
5.00%, 08/01/2049	140,000	163,981
5.00%, 05/15/2050(1)	1,625,000	1,833,299
5.00%, 05/15/2050(1)	2,170,000	2,602,673
5.00%, 05/15/2051	1,000,000	1,174,489
5.00%, 05/15/2056	1,630,000	1,903,125
5.00%, 07/15/2057(1)	11,305,000	12,087,095
5.13%, 05/15/2038	1,000,000	1,064,565
5.25%, 08/15/2031	500,000	615,621
5.25%, 07/01/2035	20,085,000	26,275,295
5.25%, 02/15/2037	380,000	412,523
5.25%, 05/15/2047	35,000	38,206
5.25%, 05/15/2047	245,000	256,902
5.25%, 05/15/2054	1,000,000	1,059,453
Illinois Housing Development Authority
3.75%, 04/01/2050	715,000	793,047
Illinois Municipal Electric Agency
5.00%, 02/01/2022	1,280,000	1,315,408
5.00%, 02/01/2023	285,000	306,330
5.00%, 02/01/2031	470,000	551,676
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,922,030
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,042,303
5.00%, 01/01/2025	1,250,000	1,445,396
5.00%, 01/01/2026	1,550,000	1,851,975
5.00%, 01/01/2028	3,000,000	3,788,852
5.00%, 12/01/2031	235,000	279,516

	Principal Amount	Value
5.00%, 12/01/2032	425,000	504,886
5.00%, 01/01/2034	1,300,000	1,616,201
5.00%, 01/01/2036	1,000,000	1,324,155
5.00%, 01/01/2037	1,260,000	1,471,269
5.00%, 01/01/2041	2,190,000	2,865,786
5.00%, 01/01/2044	2,270,000	2,851,686
5.00%, 01/01/2045	12,810,000	16,533,607
Illinois State University
5.00%, 04/01/2032	1,745,000	2,170,886
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,731,126
5.00%, 02/01/2026	1,930,000	2,280,300
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,134,457
5.00%, 01/01/2027	100,000	115,770
5.00%, 01/01/2027	2,100,000	2,372,723
Macon County School District No 61 Decatur
4.00%, 01/01/2029	1,240,000	1,430,551
4.00%, 01/01/2033	1,950,000	2,203,010
4.00%, 01/01/2034	1,750,000	1,963,372
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,030,173
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	977,427
0.00%, 01/15/2025	1,000,000	961,566
0.00%, 01/15/2026	1,000,000	943,891
Metropolitan Pier & Exposition Authority
0.00%, 12/15/2023	165,000	161,232
0.00%, 06/15/2028	14,270,000	12,661,233
0.00%, 06/15/2029	2,540,000	2,189,879
0.00%, 12/15/2030	11,000,000	9,069,523
0.00%, 12/15/2034	550,000	402,902
0.00%, 12/15/2035	10,000,000	7,100,893
5.00%, 12/15/2026	2,000,000	2,088,773
5.00%, 12/15/2028	1,000,000	1,243,907
5.00%, 12/15/2028	2,815,000	2,939,395
5.00%, 12/15/2032	550,000	678,767
5.00%, 06/15/2042	4,090,000	4,269,129
5.00%, 06/15/2042	4,500,000	5,773,507
5.00%, 06/15/2050	16,465,000	20,563,995
5.00%, 06/15/2057	3,275,000	3,931,042
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	5,815,328
5.25%, 12/01/2032	1,800,000	2,515,586
Northern Illinois University
4.00%, 10/01/2032	515,000	617,777
4.00%, 10/01/2034	1,000,000	1,188,427
4.00%, 10/01/2039	875,000	1,030,126
4.00%, 10/01/2040	800,000	940,923
4.00%, 10/01/2041	800,000	939,965

	Principal Amount	Value
4.00%, 10/01/2043	975,000	1,141,025
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,697,001
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,594,849
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,469,122
5.00%, 06/01/2024	5,275,000	5,977,319
Regional Transportation Authority
5.00%, 07/01/2021	400,000	400,000
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,152,174
5.00%, 01/01/2025	4,000,000	4,608,696
5.00%, 01/01/2026	2,000,000	2,376,910
5.00%, 01/01/2029	1,000,000	1,281,526
Sangamon Logan & Menard Counties Community Unit School Distributors No 15 Williamsville
5.00%, 12/01/2027	325,000	403,192
5.00%, 12/01/2029	710,000	916,557
5.00%, 12/01/2031	600,000	764,405
5.00%, 12/01/2032	400,000	508,220
5.00%, 12/01/2033	375,000	475,116
Southern Illinois University
4.00%, 04/01/2029	200,000	238,703
4.00%, 04/01/2030	525,000	631,788
4.00%, 04/01/2035	300,000	357,503
4.00%, 04/01/2039	500,000	589,728
5.00%, 04/01/2032	240,000	311,596
5.00%, 04/01/2033	300,000	388,876
Southwestern Illinois Development Authority
4.00%, 04/15/2031	1,000,000	1,208,595
State of Illinois
4.00%, 03/01/2022	7,665,000	7,857,349
4.00%, 01/01/2023	330,000	336,179
4.00%, 03/01/2023	5,000,000	5,301,688
4.00%, 03/01/2024	4,000,000	4,364,415
5.00%, 09/01/2021	1,365,000	1,375,788
5.00%, 10/01/2021	2,000,000	2,023,791
5.00%, 11/01/2021	1,930,000	1,960,644
5.00%, 03/01/2022	590,000	608,717
5.00%, 08/01/2022	3,000,000	3,157,027
5.00%, 09/01/2022	1,340,000	1,413,522
5.00%, 11/01/2022	570,000	605,522
5.00%, 02/01/2023	200,000	214,661
5.00%, 02/01/2023	235,000	252,227
5.00%, 03/01/2023	2,320,000	2,498,434
5.00%, 09/01/2023	1,365,000	1,498,250
5.00%, 06/15/2024	4,905,000	5,325,355
5.00%, 09/01/2024	1,365,000	1,552,018
5.00%, 11/01/2024	4,825,000	5,517,096
5.00%, 02/01/2025	455,000	507,388

	Principal Amount	Value
5.00%, 05/01/2025	3,050,000	3,413,506
5.00%, 06/01/2025	880,000	1,023,719
5.00%, 06/15/2025	4,190,000	4,549,936
5.00%, 10/01/2025	355,000	417,076
5.00%, 10/01/2025	10,000,000	11,748,614
5.00%, 11/01/2025	2,040,000	2,402,711
5.00%, 11/01/2025	13,705,000	16,141,997
5.00%, 06/01/2026	125,000	149,388
5.00%, 10/01/2026	2,270,000	2,734,291
5.00%, 01/01/2027	2,000,000	2,349,765
5.00%, 02/01/2027	1,635,000	1,983,715
5.00%, 11/01/2027	1,040,000	1,280,207
5.00%, 02/01/2028	1,000,000	1,204,893
5.00%, 05/01/2028	265,000	295,267
5.00%, 11/01/2028	3,000,000	3,674,408
5.00%, 02/01/2029	1,000,000	1,197,298
5.00%, 04/01/2029	605,000	670,338
5.00%, 11/01/2029	2,290,000	2,794,708
5.00%, 10/01/2030	3,575,000	4,644,990
5.00%, 01/01/2031	11,000,000	11,258,356
5.00%, 10/01/2031	1,750,000	2,258,882
5.00%, 10/01/2031	7,300,000	9,012,297
5.00%, 05/01/2032	800,000	881,280
5.00%, 05/01/2034	2,500,000	2,749,339
5.00%, 05/01/2038	1,200,000	1,443,344
5.13%, 05/01/2022	325,000	338,206
5.25%, 02/01/2029	3,720,000	4,122,820
5.25%, 02/01/2030	100,000	110,653
5.25%, 12/01/2030	11,685,000	14,418,764
5.25%, 02/01/2031	760,000	839,474
5.50%, 07/01/2024	1,000,000	1,102,301
5.50%, 05/01/2025	840,000	990,823
5.50%, 07/01/2025	400,000	439,835
5.50%, 07/01/2038	1,500,000	1,622,629
Tender Option Bond Trust Receipts/Certificates
0.10%, 08/15/2048(1)(3)	2,900,000	2,900,000
0.15%, 01/01/2037(1)(3)	3,900,000	3,900,000
0.15%, 12/01/2049(1)(3)	1,900,000	1,900,000
0.15%, 12/01/2049(1)(3)	5,700,000	5,700,000
0.18%, 06/15/2036(1)(3)	2,100,000	2,100,000
0.18%, 06/15/2048(1)(3)	700,000	700,000
University of Illinois
3.00%, 04/01/2034	3,400,000	3,788,701
4.00%, 04/01/2036	1,500,000	1,742,726
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,179,885
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	529,254
4.00%, 03/01/2025	500,000	558,686
4.00%, 03/01/2027	1,000,000	1,160,809

	Principal Amount	Value
Village of Hillside IL
5.00%, 01/01/2024	625,000	653,117
Will County Community Unit School District No 365 Valley View
0.00%, 11/01/2025	1,520,000	1,461,806
0.00%, 11/01/2026	905,000	859,599
5.00%, 11/01/2023	420,000	463,095
5.00%, 11/01/2024	2,390,000	2,728,817
5.00%, 11/01/2026	1,800,000	2,179,287
Woodford Lasalle Livingston Etc Counties Community Unit Distributors No 6 Fieldcrest
4.00%, 12/01/2034	1,000,000	1,175,642
4.00%, 12/01/2036	1,095,000	1,283,079

Total Illinois		818,011,921

Indiana – 1.88%
Ball State University
5.00%, 07/01/2033	955,000	1,173,664
City of Whiting IN
5.00%, 12/01/2044(1)	21,625,000	26,247,387
5.00%, 11/01/2045(1)	3,000,000	3,194,575
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,552,250
Indiana Finance Authority
0.12%, 05/01/2028(1)	19,250,000	19,248,780
0.65%, 08/01/2025	2,250,000	2,249,553
0.70%, 12/01/2046(1)	8,525,000	8,522,835
0.75%, 12/01/2038(1)	500,000	499,615
0.95%, 12/01/2038(1)	900,000	901,394
1.40%, 08/01/2029	1,000,000	1,000,605
1.65%, 12/01/2042(1)	2,145,000	2,160,771
2.25%, 12/01/2058(1)	1,285,000	1,363,451
4.00%, 10/01/2035	1,550,000	1,918,756
4.00%, 10/01/2036	1,100,000	1,356,318
4.13%, 12/01/2026	7,055,000	7,714,298
5.00%, 12/01/2024	3,000,000	3,474,442
5.00%, 05/01/2026	1,100,000	1,330,655
5.00%, 11/01/2026	1,200,000	1,473,192
5.00%, 05/01/2027	700,000	871,409
5.00%, 05/01/2029	685,000	893,314
5.00%, 11/01/2029	2,350,000	2,884,058
5.00%, 09/01/2031	440,000	520,096
5.00%, 06/01/2032	2,750,000	2,830,725
5.00%, 03/01/2036	4,000,000	4,491,684
5.00%, 09/01/2036	1,000,000	1,185,208
5.00%, 06/01/2039	1,200,000	1,232,227
5.00%, 07/01/2048	3,840,000	4,163,839
5.25%, 02/01/2033	2,500,000	2,956,408
5.25%, 10/01/2038	15,010,000	15,199,106
5.25%, 01/01/2051	5,450,000	5,934,439
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	45,000	45,193
1.75%, 11/15/2031(1)	2,765,000	2,779,654

	Principal Amount	Value
Indiana Health Facility Financing Authority
2.00%, 11/15/2036(1)	2,070,000	2,123,708
Indiana Housing & Community Development Authority
3.00%, 07/01/2050	915,000	1,003,200
3.00%, 07/01/2051	1,000,000	1,093,809
3.50%, 01/01/2049	1,170,000	1,280,576
5.00%, 01/01/2022	655,000	670,721
5.00%, 07/01/2022	560,000	586,942
5.00%, 01/01/2023	575,000	616,250
5.00%, 01/01/2024	285,000	318,389
5.00%, 01/01/2024	500,000	558,311
5.00%, 07/01/2024	295,000	335,790
5.00%, 07/01/2024	500,000	568,814
5.00%, 01/01/2025	300,000	347,122
5.00%, 01/01/2025	1,245,000	1,440,555
5.00%, 01/01/2026	300,000	357,711
5.00%, 01/01/2026	600,000	715,421
5.00%, 07/01/2026	320,000	386,768
5.00%, 07/01/2026	400,000	483,460
5.00%, 01/01/2027	300,000	367,683
5.00%, 01/01/2027	575,000	704,726
5.00%, 07/01/2027	300,000	371,951
5.00%, 07/01/2027	400,000	496,199
5.00%, 01/01/2028	600,000	751,734
5.00%, 07/01/2028	500,000	633,185
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2022	755,000	772,315
5.00%, 06/01/2022	250,000	260,811
5.00%, 01/01/2023	285,000	304,421
5.00%, 06/01/2023	435,000	473,676
5.00%, 07/15/2023	300,000	328,581
5.00%, 07/15/2024	1,000,000	1,139,900
5.00%, 01/01/2025	1,195,000	1,378,646
5.00%, 06/01/2025	3,600,000	4,179,061
5.00%, 07/15/2025	750,000	882,376
5.00%, 01/15/2026	720,000	858,097
5.00%, 06/01/2026	3,300,000	3,934,905
5.00%, 01/15/2027	700,000	857,119
5.00%, 01/15/2028	500,000	626,645
5.00%, 01/01/2029	1,000,000	1,192,853
5.00%, 01/01/2030	3,000,000	3,306,329
5.00%, 01/01/2031	1,000,000	1,193,187
5.00%, 01/01/2032	5,000,000	5,691,841
5.00%, 02/01/2054	2,020,000	2,494,270
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,140,116
5.00%, 07/10/2023	1,740,000	1,901,726
Muncie Sanitary District
5.00%, 07/01/2029	525,000	672,617
5.00%, 01/01/2030	665,000	859,114

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates
0.10%, 12/01/2028(1)(3)	1,700,000	1,700,000
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	463,236
5.00%, 01/15/2029	540,000	639,899
5.00%, 01/15/2030	700,000	829,119

Total Indiana		185,663,786

Iowa – 0.36%
City of Coralville IA
4.00%, 05/01/2030	905,000	932,889
Dubuque Community School District
3.00%, 07/01/2036	600,000	656,065
3.00%, 07/01/2037	675,000	735,150
3.00%, 07/01/2038	500,000	542,641
Iowa Finance Authority
1.50%, 01/01/2042(1)	1,370,000	1,384,514
2.88%, 05/15/2049	895,000	904,384
3.13%, 12/01/2022	4,060,000	4,143,314
4.75%, 08/01/2042	1,180,000	1,217,197
5.00%, 05/15/2043	270,000	313,505
5.00%, 05/15/2048	335,000	387,175
5.25%, 12/01/2025	3,000,000	3,283,678
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,000,000	1,175,934
5.00%, 12/01/2025	1,775,000	2,072,189
5.00%, 12/01/2028	1,640,000	2,032,091
Iowa Tobacco Settlement Authority
0.38%, 06/01/2030	215,000	215,176
PEFA, Inc.
5.00%, 09/01/2049(1)	13,000,000	15,629,988

Total Iowa		35,625,890

Kansas – 0.27%
City of Lenexa KS
5.00%, 05/15/2039	325,000	360,558
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	369,791
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,628,345
5.00%, 11/15/2054(1)	14,000,000	18,042,119

Total Kansas		26,400,813

Kentucky – 1.44%
City of Ashland KY
4.00%, 02/01/2034	500,000	574,121
4.00%, 02/01/2038	620,000	704,924
5.00%, 02/01/2028	255,000	312,091
5.00%, 02/01/2032	395,000	492,428
City of Berea KY
0.03%, 06/01/2032(1)	1,700,000	1,700,000
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,399,997

	Principal Amount	Value
County of Carroll KY
1.55%, 09/01/2042(1)	10,750,000	10,821,682
1.75%, 10/01/2034(1)	1,045,000	1,053,094
County of Trimble KY
1.30%, 09/01/2044(1)	3,000,000	3,025,460
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,143,200
5.00%, 09/01/2025	1,250,000	1,477,841
Kentucky Economic Development Finance Authority
5.00%, 08/01/2030	2,160,000	2,772,988
5.00%, 05/15/2031	350,000	368,814
5.00%, 06/01/2037	325,000	375,643
5.00%, 06/01/2041	225,000	258,924
5.00%, 06/01/2045	1,000,000	1,143,930
5.00%, 12/01/2045	300,000	365,895
5.00%, 05/15/2046	500,000	511,895
5.00%, 12/01/2047	375,000	397,982
5.00%, 05/15/2051	325,000	332,018
5.25%, 06/01/2041	725,000	849,545
6.00%, 11/15/2036	275,000	290,572
6.25%, 11/15/2046	2,325,000	2,463,580
6.38%, 11/15/2051	250,000	266,358
Kentucky Housing Corp.
1.16%, 02/01/2023(1)	3,000,000	3,017,594
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,463,401
4.00%, 01/01/2049(1)	12,500,000	13,883,942
4.00%, 12/01/2049(1)	10,000,000	11,250,508
4.00%, 12/01/2049(1)	11,270,000	12,690,350
4.00%, 02/01/2050(1)	6,500,000	7,745,031
4.00%, 12/01/2050(1)	16,560,000	19,092,246
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,102,091
6.00%, 07/01/2053	970,000	1,073,015
Kentucky State Property & Building Commission
5.00%, 11/01/2026	1,495,000	1,828,322
5.00%, 04/01/2027	1,000,000	1,231,270
5.00%, 11/01/2027	2,435,000	2,972,723
5.00%, 05/01/2029	1,000,000	1,222,866
5.00%, 05/01/2029	1,025,000	1,286,627
5.00%, 11/01/2031	1,685,000	2,130,929
5.00%, 05/01/2032	270,000	337,420
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2023	1,565,000	1,729,100
5.00%, 12/01/2028	430,000	448,713
5.00%, 12/01/2029	1,250,000	1,304,400
5.00%, 10/01/2030	2,500,000	3,001,418
5.00%, 10/01/2032	430,000	515,031
Louisville/Jefferson County Metropolitan Government
5.00%, 10/01/2037	1,200,000	1,521,751

	Principal Amount	Value
5.00%, 10/01/2047(1)	740,000	903,261
5.00%, 10/01/2047(1)	1,100,000	1,427,924
5.00%, 10/01/2047(1)	2,165,000	2,393,337
Tender Option Bond Trust Receipts/Certificates
0.11%, 07/01/2037(1)(3)	800,000	800,000
0.13%, 02/15/2026(1)(3)	2,400,000	2,400,000
0.33%, 11/01/2060(1)(3)	2,900,000	2,900,000
University of Louisville
3.00%, 09/01/2021	1,230,000	1,235,498

Total Kentucky		142,011,750

Louisiana – 1.71%
City of Youngsville LA
4.00%, 05/01/2036	250,000	300,305
4.00%, 05/01/2038	250,000	298,687
4.00%, 05/01/2040	250,000	296,891
East Baton Rouge Sewerage Commission
5.00%, 02/01/2031	1,000,000	1,314,735
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,181,003
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,247,017
5.00%, 09/01/2028	960,000	1,225,428
5.00%, 09/01/2029	365,000	475,640
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	689,435
5.63%, 06/15/2048(3)	700,000	796,173
Louisiana Local Government Environmental Facilities & Community Development Auth
0.88%, 02/01/2046(1)	7,420,000	7,439,626
3.50%, 11/01/2032	6,000,000	6,683,648
5.00%, 10/01/2028	1,045,000	1,332,167
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,536,848
1.65%, 09/01/2034(1)	4,500,000	4,566,326
Louisiana Public Facilities Authority
0.00%, 10/01/2027	2,000,000	2,077,091
4.00%, 10/01/2036	765,000	927,880
4.00%, 10/01/2037	1,005,000	1,216,297
4.00%, 10/01/2038	310,000	374,229
4.00%, 10/01/2039	725,000	872,138
4.00%, 10/01/2040	400,000	480,282
4.00%, 10/01/2041	375,000	449,013
5.00%, 12/15/2022	230,000	245,668
5.00%, 12/15/2023	335,000	372,801
5.00%, 12/15/2024	330,000	380,996
5.00%, 12/15/2025	275,000	328,118
5.00%, 12/15/2026	300,000	368,135
5.00%, 12/15/2028	250,000	313,659
5.00%, 12/15/2029	200,000	250,048
5.00%, 12/15/2030	150,000	187,170
5.00%, 05/15/2031	1,250,000	1,521,097

	Principal Amount	Value
5.00%, 12/15/2031	390,000	485,320
5.00%, 05/15/2032	1,000,000	1,214,415
5.00%, 10/01/2032	275,000	365,072
5.00%, 10/01/2035	760,000	999,162
5.00%, 05/15/2050(1)	7,500,000	8,774,504
Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2022	2,635,000	2,750,940
Mizuho Floater/Residual Trust
0.28%, 06/01/2033(1)(3)	1,200,000	1,200,000
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	53,275
5.00%, 01/01/2024	55,000	61,166
5.00%, 01/01/2024	1,525,000	1,695,970
5.00%, 01/01/2027	850,000	978,390
5.00%, 01/01/2028	155,000	187,955
5.00%, 01/01/2029	810,000	927,498
5.00%, 01/01/2030	275,000	330,560
5.00%, 01/01/2033	740,000	890,906
5.00%, 01/01/2033	2,600,000	3,213,920
5.00%, 01/01/2034	170,000	204,272
5.00%, 01/01/2034	750,000	901,201
5.00%, 01/01/2034	2,750,000	3,391,722
5.00%, 01/01/2036	500,000	598,677
5.00%, 01/01/2037	500,000	597,633
5.00%, 01/01/2040	1,540,000	1,764,541
5.00%, 01/01/2040	9,890,000	11,269,459
Parish of St James LA
0.09%, 11/01/2040(1)	16,125,000	16,125,000
6.10%, 06/01/2038(1)(3)	1,000,000	1,320,744
6.10%, 12/01/2040(1)(3)	1,930,000	2,549,036
6.35%, 07/01/2040(3)	3,015,000	4,042,942
6.35%, 10/01/2040(3)	440,000	590,015
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	5,785,000	5,917,384
2.10%, 06/01/2037(1)	5,995,000	6,203,656
2.13%, 06/01/2037(1)	8,175,000	8,465,559
2.20%, 06/01/2037(1)	2,475,000	2,587,333
2.38%, 06/01/2037(1)	1,000,000	1,053,837
Port New Orleans Board of Commissioners
5.00%, 04/01/2034	750,000	950,434
5.00%, 04/01/2035	420,000	530,937
5.00%, 04/01/2037	500,000	627,694
Regional Transit Authority Sales Tax Revenue
5.00%, 01/01/2035	6,080,000	7,964,826
State of Louisiana
4.00%, 05/01/2032	5,000,000	5,615,761
4.00%, 05/01/2034	10,685,000	11,971,367
5.00%, 07/15/2021	1,695,000	1,697,975
5.00%, 09/01/2030	1,200,000	1,600,089
5.00%, 09/01/2031	1,475,000	1,970,670

	Principal Amount	Value
5.00%, 09/01/2032	1,480,000	1,970,215
5.00%, 09/01/2033	1,300,000	1,718,616

Total Louisiana		169,079,199

Maine – 0.15%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2035	250,000	305,560
4.00%, 07/01/2036	250,000	304,671
4.00%, 07/01/2041	1,480,000	1,614,832
4.00%, 07/01/2046	330,000	357,999
5.00%, 07/01/2030	110,000	145,709
5.00%, 07/01/2031	115,000	155,110
5.00%, 07/01/2032	550,000	740,226
5.00%, 07/01/2034	850,000	1,136,576
5.00%, 07/01/2034	1,000,000	1,304,486
5.00%, 07/01/2041	1,235,000	1,415,963
5.00%, 07/01/2043	610,000	667,175
5.00%, 07/01/2046	1,735,000	1,978,001
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	809,408
Maine Turnpike Authority
5.00%, 07/01/2032	885,000	1,170,156
5.00%, 07/01/2034	900,000	1,182,931
Tender Option Bond Trust Receipts/Certificates
0.13%, 07/01/2028(1)(3)	1,900,000	1,900,000

Total Maine		15,188,803

Maryland – 1.52%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,025,795
5.00%, 07/01/2026	720,000	876,154
5.00%, 07/01/2029	4,770,000	5,834,265
5.00%, 09/01/2030	3,000,000	3,141,407
5.00%, 09/01/2032	1,000,000	1,048,728
5.00%, 09/01/2036	1,790,000	1,881,683
5.00%, 09/01/2046	2,500,000	2,634,142
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,517,740
5.00%, 01/01/2033	130,000	146,052
5.00%, 01/01/2036	85,000	95,156
City of Rockville MD
5.00%, 11/01/2042	1,250,000	1,341,400
5.00%, 11/01/2047	1,230,000	1,315,492
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,220,759
County of Baltimore MD
4.00%, 03/01/2033	2,000,000	2,393,416
5.00%, 10/01/2023	2,495,000	2,763,166
5.00%, 03/01/2024	1,100,000	1,239,742
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,394,599
5.38%, 07/01/2048	625,000	665,818

	Principal Amount	Value
County of Prince George’s MD
4.00%, 08/01/2029	4,035,000	4,354,063
5.13%, 07/01/2039(3)	1,500,000	1,685,740
Deutsche Bank Spears/Lifers Trust
0.10%, 03/01/2023(1)(3)	2,880,000	2,880,000
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,009,043
2.60%, 09/01/2022	2,630,000	2,700,351
2.70%, 03/01/2023	3,195,000	3,318,601
2.75%, 09/01/2023	1,010,000	1,061,188
2.85%, 03/01/2024	2,560,000	2,712,347
2.95%, 03/01/2025	3,025,000	3,255,220
3.00%, 09/01/2051	2,500,000	2,735,965
3.10%, 03/01/2026	1,445,000	1,569,056
3.25%, 03/01/2027	2,325,000	2,569,563
3.50%, 03/01/2050	1,190,000	1,301,591
4.00%, 09/01/2049	1,380,000	1,527,384
Maryland Economic Development Corp.
3.25%, 09/01/2030	1,225,000	1,389,300
4.00%, 06/01/2038	350,000	344,072
4.00%, 09/01/2040	410,000	480,293
4.00%, 09/01/2050	2,245,000	2,587,775
5.00%, 07/01/2021	500,000	500,000
5.00%, 06/01/2023	215,000	232,521
5.00%, 03/31/2024	3,305,000	3,368,207
5.00%, 07/01/2027	1,100,000	1,140,195
5.00%, 09/30/2027	50,000	59,894
5.00%, 06/01/2028	2,000,000	2,465,025
5.00%, 07/01/2028	100,000	114,082
5.00%, 07/01/2029	75,000	85,025
5.00%, 09/30/2030	905,000	1,078,750
5.00%, 06/01/2035	1,415,000	1,691,288
5.00%, 07/01/2036	100,000	110,614
5.00%, 03/31/2046	1,680,000	1,971,746
5.00%, 06/01/2049	1,000,000	1,174,992
5.00%, 03/31/2051	2,600,000	3,046,162
5.00%, 06/01/2058	600,000	649,845
Maryland Health & Higher Educational Facilities Authority
4.00%, 07/01/2042	120,000	131,926
4.00%, 06/01/2046	860,000	980,103
4.00%, 06/01/2051	1,435,000	1,630,068
4.00%, 06/01/2055	895,000	1,013,294
5.00%, 07/01/2024	535,000	608,593
5.00%, 07/01/2024	745,000	846,335
5.00%, 07/01/2030	600,000	703,291
5.00%, 07/01/2032	750,000	892,667
5.00%, 07/01/2035	75,000	88,755
5.00%, 08/15/2038	1,945,000	2,237,969
5.00%, 07/01/2043	500,000	573,509
5.00%, 07/01/2045	2,000,000	2,261,754

	Principal Amount	Value
5.00%, 07/01/2045(1)	2,075,000	2,518,231
5.00%, 07/01/2048	1,000,000	1,143,241
5.50%, 01/01/2029	1,500,000	1,828,688
5.50%, 01/01/2030	1,750,000	2,121,951
5.50%, 01/01/2046	1,290,000	1,523,356
Maryland Stadium Authority
5.00%, 05/01/2032	765,000	917,602
5.00%, 05/01/2041	5,000,000	6,064,497
Maryland State Transportation Authority
5.00%, 07/01/2023	500,000	548,036
5.00%, 07/01/2024	1,000,000	1,140,851
5.00%, 07/01/2030	4,655,000	5,752,901
5.00%, 07/01/2031	1,665,000	2,277,525
5.00%, 07/01/2034	1,550,000	2,054,277
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,376,769
State of Maryland
5.00%, 08/01/2024	1,450,000	1,660,858
State of Maryland Department of Transportation
5.00%, 10/01/2026	11,570,000	14,243,953
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,587,944

Total Maryland		150,434,356

Massachusetts – 1.78%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	14,089,656
Bridgewater-Raynham Regional School District/MA
4.00%, 02/01/2027	1,655,000	1,952,712
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,273,427
City of Worcester MA
3.00%, 02/15/2031	1,655,000	1,880,085
Commonwealth of Massachusetts
1.70%, 08/01/2043(1)	1,750,000	1,778,651
4.00%, 11/01/2037	2,500,000	3,079,629
5.00%, 07/01/2022	485,000	508,584
5.00%, 11/01/2022	1,900,000	2,022,901
5.00%, 07/01/2028	350,000	424,497
5.00%, 12/01/2030	1,500,000	1,842,999
5.00%, 07/01/2036	12,630,000	14,798,930
5.00%, 03/01/2046	205,000	229,450
5.00%, 05/01/2049	2,665,000	3,375,414
5.50%, 01/01/2022	1,000,000	1,025,670
5.50%, 12/01/2022	1,195,000	1,285,515
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2034	4,930,000	6,242,181
5.00%, 06/01/2035	4,000,000	5,058,443
5.00%, 06/01/2036	3,845,000	4,851,874
5.00%, 06/01/2040	7,435,000	9,338,248
Massachusetts Bay Transportation Authority

	Principal Amount	Value
4.00%, 07/01/2051	1,865,000	2,258,364
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	373,006
5.00%, 07/01/2023	900,000	985,895
5.00%, 10/01/2024	2,020,000	2,316,840
5.00%, 07/01/2025	1,090,000	1,278,412
5.00%, 10/01/2025	905,000	1,067,808
5.00%, 07/01/2026	1,140,000	1,378,483
5.00%, 10/01/2026	955,000	1,160,791
5.00%, 10/01/2028	475,000	599,856
5.00%, 10/01/2029	405,000	521,264
5.00%, 07/01/2030	590,000	739,137
5.00%, 01/01/2031	475,000	566,437
5.00%, 10/01/2031	355,000	463,959
5.00%, 01/01/2032	635,000	755,864
5.00%, 07/01/2032	500,000	633,160
5.00%, 01/01/2033	540,000	641,566
5.00%, 07/15/2033(3)	315,000	382,540
5.00%, 01/01/2034	710,000	842,327
5.00%, 07/01/2034	500,000	629,347
5.00%, 07/15/2034(3)	270,000	326,987
5.00%, 01/01/2035	745,000	882,196
5.00%, 07/15/2035(3)	275,000	332,558
5.00%, 01/01/2036	1,100,000	1,299,775
5.00%, 07/15/2036(3)	465,000	560,939
5.00%, 07/15/2037(3)	490,000	589,530
5.00%, 10/01/2037(3)	500,000	549,210
5.00%, 07/01/2038(1)	8,525,000	9,548,740
5.00%, 01/01/2040	755,000	909,236
5.00%, 10/01/2041	825,000	937,981
5.00%, 07/15/2046(3)	1,000,000	1,185,266
5.00%, 10/01/2047(3)	1,375,000	1,506,461
5.00%, 10/01/2048	1,750,000	1,914,648
5.00%, 10/01/2057(3)	1,000,000	1,094,272
5.13%, 11/15/2046(3)	800,000	891,230
Massachusetts Educational Financing Authority
2.00%, 07/01/2037	2,700,000	2,698,442
5.00%, 01/01/2022	2,000,000	2,047,595
5.00%, 07/01/2023	200,000	218,245
5.00%, 07/01/2024	575,000	650,449
5.00%, 07/01/2024	2,190,000	2,477,361
5.00%, 07/01/2025	825,000	961,878
5.00%, 07/01/2025	850,000	992,889
5.00%, 07/01/2026	5,000,000	5,996,999
5.00%, 07/01/2027	1,500,000	1,841,064
5.00%, 07/01/2028	1,250,000	1,565,719
5.00%, 07/01/2029	1,600,000	2,035,946
5.00%, 07/01/2030	1,425,000	1,841,168
Massachusetts Housing Finance Agency
0.58% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,670,000	9,670,000

	Principal Amount	Value
Massachusetts Port Authority
5.00%, 07/01/2024	835,000	948,309
Massachusetts School Building Authority
5.00%, 08/15/2021	275,000	276,609
5.00%, 01/15/2028	1,500,000	1,736,376
5.00%, 08/15/2030	2,000,000	2,108,684
5.00%, 10/15/2032	1,000,000	1,014,012
5.00%, 08/15/2037	10,000,000	11,788,889
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,343,995
Metropolitan Boston Transit Parking Corp.
5.00%, 07/01/2041	5,000,000	5,000,000

Total Massachusetts		176,397,580

Michigan – 2.67%
Avondale School District
5.00%, 11/01/2022	600,000	638,145
5.00%, 11/01/2023	680,000	753,967
5.00%, 11/01/2024	800,000	920,849
5.00%, 11/01/2025	785,000	934,151
5.00%, 11/01/2026	765,000	938,259
Calhoun County Hospital Finance Authority
5.00%, 02/15/2028	750,000	864,328
5.00%, 02/15/2037	1,695,000	1,897,218
City of Detroit MI
5.00%, 04/01/2022	835,000	859,859
5.00%, 04/01/2023	750,000	801,565
5.00%, 04/01/2024	900,000	994,635
5.00%, 04/01/2025	900,000	1,022,588
5.00%, 04/01/2034	1,000,000	1,186,438
5.00%, 04/01/2035	1,700,000	2,118,463
5.00%, 04/01/2036	300,000	372,679
5.50%, 04/01/2031	560,000	719,200
5.50%, 04/01/2033	470,000	600,078
5.50%, 04/01/2035	350,000	444,870
5.50%, 04/01/2037	465,000	587,866
5.50%, 04/01/2039	645,000	811,898
5.50%, 04/01/2045	750,000	940,747
5.50%, 04/01/2050	605,000	756,071
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,256,164
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,000,000
City of Greenville MI
4.00%, 06/01/2025	245,000	276,000
4.00%, 06/01/2029	285,000	341,767
4.00%, 06/01/2035	715,000	865,494
City of Royal Oak MI
5.00%, 04/01/2029	500,000	636,923
5.00%, 04/01/2031	1,045,000	1,319,476
City of Saginaw MI Water Supply System Revenue

	Principal Amount	Value
4.00%, 07/01/2034	355,000	439,027
4.00%, 07/01/2035	185,000	228,230
4.00%, 07/01/2036	195,000	239,663
City of Taylor MI
4.00%, 03/01/2030	490,000	601,672
4.00%, 03/01/2031	390,000	484,769
4.00%, 03/01/2034	570,000	695,692
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	758,286
5.00%, 10/01/2022	800,000	844,397
5.00%, 10/01/2023	500,000	547,453
5.00%, 10/01/2024	765,000	864,427
Clarkston Community Schools
5.00%, 05/01/2022	445,000	462,796
County of Jackson MI
4.00%, 05/01/2034	610,000	728,125
County of Kent MI
5.00%, 06/01/2028	700,000	853,476
Detroit City School District
5.25%, 05/01/2030	3,345,000	4,530,935
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	605,706
5.00%, 07/01/2038	1,000,000	1,121,361
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,259,829
5.00%, 11/01/2037	1,750,000	2,229,489
5.00%, 11/01/2038	1,000,000	1,269,789
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,629,229
5.00%, 07/01/2036	1,000,000	1,201,026
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,094,174
Karegnondi Water Authority
5.00%, 11/01/2036	1,300,000	1,607,263
5.25%, 11/01/2040	130,000	144,283
Kentwood Economic Development Corp.
4.00%, 11/15/2043	1,000,000	1,076,920
4.00%, 11/15/2045	750,000	830,803
Lake Orion Community School District
5.00%, 05/01/2025	3,275,000	3,835,359
Lansing Board of Water & Light
2.00%, 07/01/2051(1)	2,450,000	2,612,409
Michigan Finance Authority
1.20%, 10/15/2038(1)	18,900,000	18,964,441
1.25%, 06/01/2030	395,000	397,750
3.50%, 11/01/2023	5,500,000	5,696,668
3.75%, 11/01/2024	5,500,000	5,703,643
3.75%, 11/15/2049(1)	3,600,000	4,097,858
4.00%, 06/01/2023	1,000,000	1,074,241
4.00%, 12/01/2035	1,500,000	1,812,284

	Principal Amount	Value
5.00%, 07/01/2022	1,235,000	1,294,035
5.00%, 11/15/2022	275,000	292,869
5.00%, 10/01/2023	1,000,000	1,059,712
5.00%, 10/01/2024	3,000,000	3,455,575
5.00%, 11/01/2024	750,000	859,801
5.00%, 11/01/2025	400,000	473,736
5.00%, 11/01/2025	1,000,000	1,184,341
5.00%, 06/01/2026	2,000,000	2,441,362
5.00%, 11/01/2026	500,000	609,723
5.00%, 12/01/2026	1,190,000	1,467,962
5.00%, 06/01/2027	690,000	867,187
5.00%, 11/01/2027	500,000	625,721
5.00%, 06/01/2028	2,380,000	3,069,526
5.00%, 06/01/2029	1,500,000	1,974,290
5.00%, 12/01/2029	500,000	629,499
5.00%, 06/01/2030	1,725,000	2,314,200
5.00%, 07/01/2030	600,000	703,713
5.00%, 10/01/2030	800,000	914,972
5.00%, 06/01/2031	2,895,000	3,908,092
5.00%, 06/01/2032	280,000	375,362
5.00%, 11/15/2032	1,445,000	1,757,164
5.00%, 06/01/2033	510,000	679,415
5.00%, 07/01/2033	350,000	408,987
5.00%, 12/01/2044(1)	2,550,000	2,956,059
5.00%, 06/01/2049	2,500,000	3,051,811
Michigan Mathematics & Science Initiative
4.00%, 01/01/2031	500,000	571,034
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,774,374
5.00%, 04/15/2022	1,250,000	1,297,720
5.00%, 04/15/2035	1,250,000	1,622,059
Michigan State Hospital Finance Authority
2.40%, 11/15/2047(1)	850,000	881,221
4.00%, 11/15/2047(1)	4,505,000	4,998,012
4.00%, 11/15/2047(1)	9,750,000	10,460,205
5.00%, 12/01/2022	125,000	133,530
5.00%, 12/01/2023	1,150,000	1,281,375
5.00%, 12/01/2024	275,000	318,287
5.00%, 12/01/2025	700,000	838,258
5.00%, 12/01/2027	415,000	524,827
Michigan State Housing Development Authority
3.50%, 12/01/2050	1,065,000	1,178,320
Michigan Strategic Fund
1.45%, 09/01/2030(1)	1,260,000	1,262,477
1.80%, 10/01/2049(1)	2,075,000	2,143,781
5.00%, 06/30/2025	2,000,000	2,333,425
5.00%, 12/31/2025	2,595,000	3,073,923
5.00%, 06/30/2026	2,800,000	3,362,615
5.00%, 12/31/2026	355,000	432,103
5.00%, 06/30/2032	150,000	186,983

	Principal Amount	Value
Michigan Technological University
4.00%, 10/01/2051	1,255,000	1,477,726
5.00%, 10/01/2025	400,000	473,426
5.00%, 10/01/2026	270,000	329,052
5.00%, 10/01/2027	595,000	742,987
5.00%, 10/01/2028	890,000	1,137,083
5.00%, 10/01/2029	2,000,000	2,601,590
5.00%, 10/01/2030	355,000	469,662
Michigan Tobacco Settlement Finance Authority
0.00%, 06/01/2052	2,300,000	254,524
Milan Area Schools
5.00%, 05/01/2023	245,000	265,805
Oakland University
5.00%, 03/01/2041	2,190,000	2,567,256
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,209,156
Richfield Public School Academy
2.50%, 09/01/2025	250,000	249,755
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,478,951
Royal Oak School District
5.00%, 05/01/2023	600,000	652,918
5.00%, 05/01/2024	600,000	676,853
Saginaw City School District
4.00%, 05/01/2028	1,035,000	1,246,850
4.00%, 05/01/2031	1,290,000	1,624,828
4.00%, 05/01/2034	1,035,000	1,285,396
Saginaw Hospital Finance Authority
5.00%, 07/01/2027	825,000	1,017,981
5.00%, 07/01/2028	435,000	548,529
State of Michigan
5.00%, 03/15/2022	1,170,000	1,209,087
5.00%, 03/15/2023	2,000,000	2,159,625
5.00%, 03/15/2025	1,145,000	1,337,880
State of Michigan Trunk Line Revenue
5.00%, 11/15/2036	7,550,000	10,036,713
Tender Option Bond Trust Receipts/Certificates
0.13%, 11/15/2024(1)(3)	1,400,000	1,400,000
University of Michigan
5.00%, 04/01/2024	1,670,000	1,888,364
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	213,501
5.00%, 12/01/2023	250,000	278,495
5.00%, 12/01/2023	400,000	445,593
5.00%, 12/01/2023	550,000	609,729
5.00%, 12/01/2024	375,000	433,889
5.00%, 12/01/2024	500,000	574,653
5.00%, 12/01/2025	600,000	710,419
5.00%, 12/01/2025	1,000,000	1,185,467
5.00%, 12/01/2027	4,055,000	4,799,307

	Principal Amount	Value
5.00%, 12/01/2031	350,000	431,417
5.00%, 12/01/2032	1,400,000	1,589,660
5.00%, 12/01/2033	325,000	403,368
5.00%, 12/01/2034	1,310,000	1,737,719
5.00%, 12/01/2039	1,675,000	2,187,928
5.00%, 12/01/2040	2,000,000	2,663,642
5.00%, 12/01/2040	4,000,000	4,713,233
5.00%, 12/01/2041	1,000,000	1,328,154
5.00%, 12/01/2041	1,845,000	2,396,924
5.00%, 12/01/2042	1,000,000	1,063,527
5.00%, 12/01/2042	900,000	1,089,139
5.00%, 12/01/2046	4,250,000	5,584,332
5.00%, 12/01/2047	1,000,000	1,206,559
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	202,105
5.00%, 11/01/2023	80,000	88,742
5.00%, 11/01/2024	185,000	213,146
5.00%, 11/01/2025	95,000	113,230
5.00%, 11/01/2026	1,000,000	1,228,839
5.00%, 11/01/2027	600,000	757,608
5.00%, 11/01/2029	585,000	756,012

Total Michigan		263,801,148

Minnesota – 0.34%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,308,972
5.00%, 10/01/2049	2,200,000	2,287,313
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,172,419
City of Moorhead MN
5.00%, 12/01/2025	775,000	866,465
City of Rochester MN
5.00%, 12/01/2025	900,000	957,777
5.25%, 12/01/2038	1,000,000	1,049,647
City of Shakopee MN Senior Housing Revenue
5.85%, 11/01/2058(1)(3)	2,280,000	2,474,654
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	613,576
5.00%, 02/15/2034	750,000	918,292
5.00%, 02/15/2037	1,250,000	1,521,418
Minnesota Housing Finance Agency
3.00%, 07/01/2051	780,000	854,552
3.00%, 01/01/2052	2,915,000	3,202,969
Minnesota Rural Water Finance Authority, Inc.
0.25%, 08/01/2022	1,500,000	1,500,235
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,519,757
5.00%, 02/01/2026	2,315,000	2,775,466
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,561,050
State of Minnesota

	Principal Amount	Value
5.00%, 08/01/2023	1,465,000	1,611,017
Tender Option Bond Trust Receipts/Certificates
0.15%, 11/15/2026(1)(3)	2,025,000	2,025,000

Total Minnesota		33,220,579

Mississippi – 0.46%
Mississippi Business Finance Corp.
0.01%, 12/01/2030(1)	16,000,000	16,000,000
0.01%, 11/01/2035(1)	12,500,000	12,500,000
Mississippi Hospital Equipment & Facilities Authority
0.65%, 09/01/2036(1)	1,720,000	1,720,169
5.00%, 01/01/2029	910,000	1,145,291
5.00%, 01/01/2033	1,750,000	2,206,690
5.00%, 10/01/2035	700,000	880,979
5.00%, 10/01/2036	2,000,000	2,512,553
5.00%, 10/01/2040(1)	4,215,000	5,011,303
5.00%, 09/01/2044(1)	2,000,000	2,292,766
State of Mississippi
5.00%, 10/01/2030	1,000,000	1,253,351

Total Mississippi		45,523,102

Missouri – 0.96%
Belton School District No 124
5.00%, 03/01/2028	250,000	318,870
5.50%, 03/01/2033	500,000	629,653
5.50%, 03/01/2036	500,000	630,137
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	592,064
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	341,506
5.00%, 01/01/2031	135,000	169,231
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	468,969
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,877,593
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2031	310,000	379,329
4.00%, 07/01/2035	1,500,000	1,858,371
4.00%, 02/01/2040	100,000	109,946
5.00%, 06/01/2025	7,000,000	8,208,712
5.00%, 04/01/2027	1,705,000	2,039,651
5.00%, 02/01/2029	1,000,000	1,164,990
5.00%, 02/01/2035	1,000,000	1,148,148
5.00%, 02/01/2036	200,000	228,158
5.00%, 08/01/2040	1,145,000	1,266,650
5.00%, 10/01/2042	6,370,000	7,672,757
5.00%, 10/01/2046	6,000,000	7,383,484
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	91,661
4.38%, 11/15/2035	230,000	234,185
4.75%, 11/15/2047	1,250,000	1,286,620
Kansas City Industrial Development Authority

	Principal Amount	Value
4.00%, 03/01/2050	3,750,000	4,296,342
4.00%, 03/01/2057	6,250,000	7,182,182
5.00%, 03/01/2025	1,250,000	1,455,628
5.00%, 03/01/2025	2,000,000	2,313,186
5.00%, 03/01/2026	4,395,000	5,238,025
5.00%, 03/01/2027	2,955,000	3,648,927
5.00%, 03/01/2028	3,350,000	4,203,513
Missouri Development Finance Board
0.01%, 06/01/2037(1)	13,275,000	13,275,000
Missouri Housing Development Commission
3.25%, 05/01/2051	3,680,000	4,057,572
4.00%, 05/01/2050	295,000	328,139
Mizuho Floater/Residual Trust
0.28%, 06/01/2033(1)(3)	405,000	405,000
St Louis County Industrial Development Authority
5.00%, 12/01/2025	745,000	802,383
5.00%, 09/01/2038	500,000	567,581
5.13%, 08/15/2045	200,000	209,309
5.13%, 09/01/2048	2,590,000	2,926,139
5.50%, 09/01/2033	1,000,000	1,082,153
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,155,475
5.38%, 06/01/2043	2,000,000	2,298,154
Tender Option Bond Trust Receipts/Certificates
0.16%, 05/15/2041(1)(3)	1,100,000	1,100,000

Total Missouri		94,645,393

Montana – 0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	844,609
5.25%, 05/15/2047	500,000	546,043
Mizuho Floater/Residual Trust
0.28%, 06/01/2034(1)(3)	1,000,000	1,000,000
Montana Board of Housing
4.00%, 12/01/2047	270,000	285,910
4.00%, 06/01/2050	155,000	175,572

Total Montana		2,852,134

Nebraska – 0.75%
Central Plains Energy Project
4.00%, 12/01/2049(1)	32,420,000	36,726,229
5.00%, 09/01/2033	1,500,000	2,040,481
5.00%, 09/01/2035	930,000	1,301,594
5.00%, 03/01/2050(1)	5,000,000	5,532,141
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,040,390
Douglas County Hospital Authority No 2
4.00%, 11/15/2036	425,000	511,711
Lincoln County Hospital Authority No 1
5.00%, 11/01/2024	1,000,000	1,015,851
Nebraska Investment Finance Authority
3.00%, 09/01/2045	2,120,000	2,319,933

	Principal Amount	Value
3.50%, 09/01/2050	940,000	1,038,621
3.75%, 09/01/2049	990,000	1,065,949
4.00%, 09/01/2049	810,000	887,009
Nebraska Public Power District
0.60%, 01/01/2051(1)	16,920,000	17,023,912
Omaha Airport Authority
5.00%, 12/15/2031	515,000	624,055
Tender Option Bond Trust Receipts/Certificates
0.10%, 07/15/2059(1)(3)	2,500,000	2,500,000

Total Nebraska		74,627,876

Nevada – 1.26%
City of Carson City NV
5.00%, 09/01/2026	550,000	662,334
City of Henderson NV
4.00%, 06/01/2035	900,000	1,096,662
4.00%, 06/01/2036	925,000	1,124,008
4.00%, 06/01/2038	3,540,000	4,263,839
5.00%, 06/01/2037	3,230,000	4,198,959
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	494,863
4.00%, 06/01/2049	1,100,000	1,189,362
City of Las Vegas NV Special Improvement District No 815
4.75%, 12/01/2040	900,000	1,034,919
City of North Las Vegas NV
4.00%, 06/01/2029	665,000	809,152
4.00%, 06/01/2030	695,000	856,617
5.00%, 06/01/2027	605,000	749,694
5.00%, 06/01/2028	635,000	803,640
City of Reno NV
0.00%, 07/01/2058(3)	2,000,000	344,970
5.00%, 06/01/2038	150,000	181,016
City of Sparks NV
2.50%, 06/15/2024(3)	1,300,000	1,323,549
Clark County School District
4.00%, 06/15/2034	5,000,000	5,765,692
4.00%, 06/15/2038	775,000	926,958
5.00%, 06/15/2023	370,000	404,160
5.00%, 06/15/2023	1,665,000	1,818,719
5.00%, 06/15/2024	4,500,000	5,110,775
5.00%, 06/15/2025	25,000	29,365
5.00%, 06/15/2025	6,060,000	7,118,025
5.00%, 06/15/2026	3,670,000	4,437,943
5.00%, 06/15/2029	4,080,000	5,162,932
5.00%, 06/15/2035	500,000	651,629
County of Clark Department of Aviation
5.00%, 07/01/2021	845,000	845,000
5.00%, 07/01/2024	3,320,000	3,773,721
5.00%, 07/01/2028	475,000	541,444
5.00%, 07/01/2035	7,000,000	9,376,384
5.00%, 07/01/2036	2,250,000	3,002,812

	Principal Amount	Value
County of Clark NV
1.65%, 01/01/2036(1)	1,560,000	1,594,771
5.00%, 11/01/2028	3,000,000	3,682,980
5.00%, 06/01/2032	3,000,000	3,757,216
5.00%, 12/01/2032	5,385,000	6,860,127
5.00%, 06/01/2035	2,070,000	2,577,084
County of Clark NV Passenger Facility Charge Revenue
5.00%, 07/01/2024	1,370,000	1,557,228
5.00%, 07/01/2025	2,220,000	2,607,585
County of Washoe NV
2.05%, 03/01/2036(1)	4,500,000	4,560,025
2.05%, 03/01/2036(1)	5,000,000	5,066,695
3.00%, 03/01/2036(1)	700,000	717,240
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2031	600,000	723,708
5.00%, 07/01/2043	2,500,000	3,042,087
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,158,113
5.00%, 06/15/2040	685,000	779,386
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,132,033
5.00%, 06/01/2039	2,815,000	3,210,634
Nevada Housing Division
4.00%, 10/01/2049	485,000	538,126
State of Nevada Department of Business & Industry
0.25%, 12/01/2026(1)(3)	700,000	700,090
0.50%, 01/01/2050(1)(3)	10,000,000	10,000,000
Tahoe-Douglas Visitors Authority
4.00%, 07/01/2025	500,000	547,393
4.00%, 07/01/2026	1,540,000	1,709,053

Total Nevada		124,620,717

New Hampshire – 0.48%
New Hampshire Business Finance Authority
0.20%, 09/01/2021(1)	9,700,000	9,700,020
0.78% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,503,718
3.75%, 07/01/2045(1)(3)	1,000,000	1,072,084
4.00%, 01/01/2041	2,000,000	2,239,038
4.00%, 01/01/2051	3,000,000	3,325,321
4.13%, 01/20/2034	5,022,745	6,045,874
5.00%, 01/01/2024	720,000	800,307
5.25%, 07/01/2039(3)	240,000	253,355
5.63%, 07/01/2046(3)	125,000	133,041
5.75%, 07/01/2054(3)	315,000	335,729
New Hampshire Health & Education Facilities Authority Act
4.00%, 10/01/2038	115,000	128,182
5.00%, 07/01/2023	500,000	547,720
5.00%, 08/01/2027	1,575,000	1,968,445
5.00%, 10/01/2028	1,580,000	1,907,508
5.00%, 07/01/2030	390,000	488,582
5.00%, 08/01/2030	305,000	380,082

	Principal Amount	Value
5.00%, 10/01/2032	2,825,000	3,362,976
5.00%, 10/01/2038	425,000	500,097
5.00%, 07/01/2044	3,040,000	3,547,977
5.25%, 07/01/2027(3)(4)	550,000	407,000
6.13%, 07/01/2052(3)(4)	245,000	181,300
6.25%, 07/01/2042(3)(4)	700,000	518,000

Total New Hampshire		47,346,356

New Jersey – 4.67%
Atlantic County Improvement Authority
4.00%, 07/01/2037	460,000	558,440
Borough of Morris Plains NJ
1.50%, 11/01/2021	4,000,000	4,017,200
Borough of Mountainside NJ
2.00%, 04/29/2022	2,400,000	2,433,919
Borough of Roseland NJ
1.50%, 07/20/2022	2,345,519	2,374,249
2.00%, 04/29/2022	3,300,000	3,348,294
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	614,150
5.00%, 01/15/2029	1,000,000	1,226,066
5.00%, 01/15/2033	500,000	607,699
City of Millville NJ
2.00%, 05/04/2022	5,300,000	5,379,766
City of Newark NJ
5.00%, 10/01/2026	700,000	842,448
5.00%, 10/01/2027	750,000	924,871
County of Hudson NJ
3.00%, 11/15/2025	4,000,000	4,431,982
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,308,483
Essex County Improvement Authority
4.00%, 08/01/2038	305,000	368,586
4.00%, 08/01/2039	320,000	385,043
4.00%, 08/01/2040	335,000	402,350
4.00%, 08/01/2041	350,000	419,211
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,465,215
Gloucester County Improvement Authority
4.00%, 07/01/2039	750,000	893,529
4.00%, 07/01/2040	525,000	624,424
5.00%, 07/01/2037	1,130,000	1,458,725
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,336,753
4.00%, 01/01/2037	855,000	1,013,549
5.00%, 10/01/2026	1,500,000	1,832,737
5.00%, 10/01/2027	1,000,000	1,255,120
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,395,084
New Jersey Economic Development Authority
1.20%, 11/01/2034(1)	3,000,000	3,034,458

	Principal Amount	Value
2.20%, 10/01/2039(1)	1,400,000	1,490,095
3.13%, 07/01/2029	445,000	449,077
4.00%, 06/15/2035	500,000	596,682
4.00%, 06/15/2037	600,000	712,603
4.00%, 06/15/2038	600,000	711,608
4.00%, 11/01/2038	825,000	961,136
4.00%, 06/15/2040	1,000,000	1,181,072
4.00%, 11/01/2044	1,000,000	1,152,862
4.00%, 08/01/2059	355,000	393,538
5.00%, 06/15/2022	200,000	208,997
5.00%, 06/15/2022	1,200,000	1,253,509
5.00%, 01/01/2023	400,000	428,041
5.00%, 03/01/2023	4,160,000	4,483,121
5.00%, 03/01/2024	2,405,000	2,535,691
5.00%, 06/15/2024	2,000,000	2,267,371
5.00%, 06/15/2025	5,190,000	6,076,760
5.00%, 06/01/2026	900,000	1,085,162
5.00%, 06/15/2026	470,000	549,457
5.00%, 06/15/2028	605,000	624,089
5.00%, 06/15/2029	1,000,000	1,030,435
5.00%, 06/15/2029	1,000,000	1,277,621
5.00%, 01/01/2030	500,000	535,537
5.00%, 06/15/2030	4,000,000	5,044,739
5.00%, 11/01/2030	1,315,000	1,681,246
5.00%, 01/01/2031	500,000	559,487
5.00%, 11/01/2031	2,200,000	2,801,268
5.00%, 06/15/2033	5,000,000	6,360,910
5.00%, 07/01/2033	2,875,000	3,413,165
5.00%, 06/15/2034	1,000,000	1,268,544
5.00%, 06/15/2035	1,595,000	1,991,584
5.00%, 10/01/2037	3,185,000	3,749,562
5.00%, 06/15/2038	10,200,000	11,145,316
5.00%, 10/01/2039(3)	355,000	363,650
5.00%, 01/01/2040(3)	540,000	551,472
5.00%, 10/01/2047	3,450,000	3,991,227
5.00%, 01/01/2048	2,000,000	2,107,376
5.00%, 06/15/2054(3)	3,250,000	3,542,355
5.00%, 08/01/2059	1,000,000	1,205,636
5.13%, 01/01/2034	705,000	786,005
5.13%, 06/15/2043	2,450,000	2,532,263
5.25%, 09/01/2024(3)	35,925,000	41,177,946
5.25%, 09/01/2025(3)	1,605,000	1,898,738
5.25%, 01/01/2044	190,000	195,464
5.50%, 01/01/2027	500,000	564,771
5.50%, 06/15/2030	2,000,000	2,473,710
5.63%, 11/15/2030	2,095,000	2,350,016
5.63%, 11/15/2030	2,230,000	2,501,449
5.63%, 01/01/2052	2,000,000	2,249,262
New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,014,187

	Principal Amount	Value
5.00%, 07/01/2023	3,390,000	3,685,054
5.00%, 07/01/2029	1,500,000	1,744,875
5.00%, 07/01/2032	4,920,000	5,716,647
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	40,000
5.00%, 07/01/2022	540,000	564,035
5.00%, 07/01/2023	140,000	152,097
5.00%, 07/01/2023	530,000	580,695
5.00%, 07/01/2024	110,000	123,908
5.00%, 07/01/2024	3,970,000	4,159,774
5.00%, 07/01/2025	120,000	139,554
5.00%, 07/01/2026	40,000	47,868
5.00%, 07/01/2027	60,000	71,557
5.00%, 07/01/2028	155,000	188,873
5.00%, 07/01/2030	165,000	193,612
5.00%, 07/01/2033	500,000	596,999
5.00%, 07/01/2041	815,000	950,066
5.00%, 07/01/2042(1)	2,755,000	3,233,533
5.00%, 07/01/2043(1)	2,250,000	2,555,621
5.00%, 07/01/2045(1)	3,705,000	4,476,986
5.00%, 07/01/2046	2,375,000	2,746,360
New Jersey Higher Education Student Assistance Authority
3.35%, 12/01/2029	1,290,000	1,349,142
5.00%, 12/01/2021	660,000	673,242
5.00%, 12/01/2023	300,000	332,349
5.00%, 12/01/2023	460,000	511,133
5.00%, 12/01/2024	745,000	856,780
5.00%, 12/01/2024	1,000,000	1,147,108
5.00%, 12/01/2025	490,000	579,707
5.00%, 12/01/2025	535,000	630,395
5.00%, 12/01/2025	1,000,000	1,180,689
5.00%, 12/01/2025	2,600,000	3,063,602
5.00%, 12/01/2026	1,330,000	1,607,522
5.00%, 12/01/2026	1,550,000	1,873,428
5.00%, 12/01/2027	1,455,000	1,793,907
5.00%, 12/01/2027	1,470,000	1,812,401
5.00%, 12/01/2044	1,000,000	1,058,427
5.50%, 12/01/2021	2,260,000	2,308,290
New Jersey Housing & Mortgage Finance Agency
3.55%, 04/01/2027	1,925,000	2,106,697
3.65%, 04/01/2028	1,390,000	1,528,155
New Jersey Infrastructure Bank
5.00%, 09/01/2025	1,665,000	1,981,365
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026	2,600,000	2,410,567
0.00%, 12/15/2026	3,000,000	2,798,045
0.00%, 12/15/2027	3,260,000	2,949,199
0.00%, 12/15/2028	780,000	687,262
0.00%, 12/15/2028	1,020,000	898,727
0.00%, 12/15/2030	2,000,000	1,662,952

	Principal Amount	Value
0.00%, 12/15/2030	2,000,000	1,686,476
0.00%, 12/15/2031	2,075,000	1,701,095
4.00%, 06/15/2037	2,250,000	2,672,262
4.00%, 06/15/2038	2,000,000	2,372,025
4.00%, 06/15/2039	1,050,000	1,194,214
4.00%, 06/15/2040	1,820,000	2,149,725
4.00%, 06/15/2040	6,000,000	6,801,053
4.00%, 06/15/2042	1,140,000	1,284,595
4.00%, 06/15/2050	4,030,000	4,679,032
5.00%, 06/15/2022	700,000	731,627
5.00%, 06/15/2023	900,000	981,054
5.00%, 12/15/2023	2,720,000	3,030,187
5.00%, 06/15/2024	2,500,000	2,726,688
5.00%, 12/15/2024	1,335,000	1,541,569
5.00%, 06/15/2025	450,000	490,738
5.00%, 12/15/2025	1,255,000	1,494,058
5.00%, 12/15/2026	2,000,000	2,443,254
5.00%, 06/15/2027	235,000	281,819
5.00%, 12/15/2028	5,510,000	7,006,853
5.00%, 06/15/2029	665,000	694,844
5.00%, 06/15/2029	1,200,000	1,424,107
5.00%, 12/15/2029	820,000	1,056,832
5.00%, 12/15/2030	2,000,000	2,515,911
5.00%, 06/15/2031	4,545,000	5,353,632
5.00%, 06/15/2032	235,000	269,427
5.00%, 06/15/2032	1,860,000	1,943,474
5.00%, 06/15/2032	2,725,000	3,426,493
5.00%, 06/15/2032	7,440,000	9,781,169
5.00%, 12/15/2032	1,340,000	1,682,512
5.00%, 06/15/2033	4,210,000	5,337,954
5.00%, 12/15/2033	2,200,000	2,758,257
5.00%, 06/15/2034	4,040,000	5,098,390
5.00%, 06/15/2037	1,780,000	2,283,673
5.00%, 06/15/2038	1,675,000	2,076,036
5.00%, 06/15/2040	2,040,000	2,601,171
5.00%, 06/15/2050	905,000	1,135,119
5.25%, 12/15/2021	3,000,000	3,067,569
5.25%, 12/15/2022	1,760,000	1,887,067
5.25%, 12/15/2023	3,940,000	4,413,390
5.25%, 06/15/2043	3,000,000	3,738,605
5.50%, 12/15/2023	190,000	213,988
New Jersey Turnpike Authority
4.00%, 01/01/2042	6,565,000	7,886,951
4.00%, 01/01/2051	725,000	860,382
5.00%, 01/01/2028	1,540,000	1,887,041
5.00%, 01/01/2033	5,000,000	5,755,236
State of New Jersey
4.00%, 06/01/2030	15,285,000	18,781,520
4.00%, 06/01/2031	3,845,000	4,788,043
4.00%, 06/01/2032	2,370,000	2,989,833

	Principal Amount	Value
5.00%, 06/01/2025	2,635,000	3,092,233
5.00%, 06/01/2026	3,420,000	4,136,498
5.00%, 06/01/2027	5,000,000	6,208,866
5.00%, 06/01/2029	16,450,000	21,301,126
Tender Option Bond Trust Receipts/Certificates
0.18%, 01/01/2024(1)(3)	2,800,000	2,800,000
0.18%, 12/15/2028(1)(3)	900,000	900,000
0.25%, 12/15/2034(1)(3)	1,600,000	1,600,000
Tobacco Settlement Financing Corp.
5.00%, 06/01/2023	570,000	621,242
5.00%, 06/01/2024	1,000,000	1,133,388
5.00%, 06/01/2026	1,050,000	1,271,342
Township of Lacey NJ
1.50%, 05/19/2022	2,231,000	2,255,208
Township of Montclair NJ
4.00%, 03/01/2023	800,000	851,224
4.00%, 03/01/2027	325,000	385,915
Township of Saddle Brook NJ
1.50%, 05/13/2022	1,715,000	1,733,707
Village of Ridgewood NJ
1.50%, 01/26/2022	7,100,000	7,153,321

Total New Jersey		461,668,388

New Mexico – 0.28%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,921,835
5.00%, 07/01/2028	1,700,000	2,064,020
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	945,405
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,537,712
City of Santa Fe NM
2.25%, 05/15/2024	555,000	557,198
2.63%, 05/15/2025	995,000	1,000,089
Farmington Municipal School District No 5
5.00%, 09/01/2024	490,000	561,503
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,772,155
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	685,000	757,035
New Mexico Municipal Energy Acquisition Authority
5.00%, 11/01/2039(1)	5,140,000	5,977,369

Total New Mexico		28,094,321

New York – 9.95%
Albany County Airport Authority
5.00%, 12/15/2021	800,000	816,226
Broome County Local Development Corp.
4.00%, 04/01/2034	1,000,000	1,191,659
Buffalo Sewer Authority
4.00%, 06/15/2034	175,000	207,121
4.00%, 06/15/2036	265,000	312,579

	Principal Amount	Value
5.00%, 06/15/2030	150,000	190,767
5.00%, 06/15/2032	150,000	189,534
Build NYC Resource Corp.
4.88%, 05/01/2031(3)	750,000	867,615
5.00%, 08/01/2022	200,000	208,083
5.00%, 08/01/2023	515,000	554,899
5.00%, 01/01/2035(3)	3,900,000	4,398,925
5.00%, 12/01/2041(3)	1,250,000	1,455,865
5.00%, 12/01/2055(3)	430,000	490,431
5.50%, 05/01/2048(3)	1,350,000	1,577,871
City of Geneva NY
1.50%, 05/05/2022	10,140,500	10,251,731
City of Long Beach NY
5.00%, 09/01/2028	2,000,000	2,465,797
5.00%, 09/01/2029	2,800,000	3,468,316
City of New York NY
5.00%, 03/01/2023	505,000	545,106
5.00%, 08/01/2025	1,600,000	1,892,948
5.00%, 08/01/2026	2,575,000	3,139,794
5.00%, 08/01/2027	400,000	464,625
5.00%, 08/01/2027	2,975,000	3,514,402
5.00%, 08/01/2028	400,000	478,961
5.00%, 08/01/2028	700,000	852,361
5.00%, 08/01/2028	3,975,000	4,688,648
5.00%, 08/01/2029	1,305,000	1,643,507
5.00%, 08/01/2029	1,500,000	1,889,088
5.00%, 08/01/2031	1,000,000	1,247,892
5.00%, 08/01/2032	1,745,000	2,163,559
5.00%, 11/01/2032	9,070,000	12,062,890
5.00%, 08/01/2034	1,690,000	2,218,873
5.00%, 12/01/2036	1,300,000	1,640,828
5.00%, 12/01/2037	1,880,000	2,367,501
5.00%, 12/01/2037	7,360,000	8,960,760
5.00%, 04/01/2039	5,000,000	6,170,371
5.00%, 03/01/2050	575,000	737,655
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,480,610
5.00%, 09/01/2025	1,015,000	1,200,007
County of Broome NY
1.50%, 04/29/2022	10,300,000	10,410,752
County of Erie NY
5.00%, 09/15/2021	225,000	227,226
5.00%, 06/01/2025	1,000,000	1,176,504
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,439,803
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,231,795
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	651,753
Glen Cove Local Economic Assistance Corp.

	Principal Amount	Value
0.00%, 01/01/2045	3,550,000	1,390,167
0.00%, 01/01/2055	710,000	753,661
5.00%, 01/01/2056	1,485,000	1,644,776
Hempstead Town Local Development Corp.
4.00%, 07/01/2039	575,000	703,962
4.00%, 07/01/2041	620,000	755,590
5.00%, 07/01/2022	1,230,000	1,290,066
5.00%, 07/01/2023	1,160,000	1,272,671
5.53%, 02/01/2040	3,500,000	4,005,727
5.89%, 02/01/2032	1,250,000	1,432,939
6.24%, 02/01/2047	1,000,000	1,141,634
6.47%, 02/01/2033	1,000,000	1,203,593
Hempstead Union Free School District
1.00%, 06/30/2022	1,000,000	1,006,740
1.00%, 07/13/2022	2,875,000	2,895,096
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2032	12,325,000	15,030,387
5.00%, 02/15/2035	1,700,000	2,060,295
5.00%, 02/15/2037	1,335,000	1,611,702
Long Island Power Authority
0.85%, 09/01/2050(1)	6,125,000	6,132,424
1.00%, 09/01/2025	9,250,000	9,358,514
1.65%, 09/01/2049(1)	4,395,000	4,535,108
5.00%, 09/01/2023	550,000	606,905
5.00%, 09/01/2024	565,000	648,412
5.00%, 09/01/2025	1,000,000	1,188,184
5.00%, 09/01/2026	2,000,000	2,449,219
5.00%, 09/01/2027	6,500,000	8,176,715
5.00%, 09/01/2039	1,725,000	2,180,767
Madrid-Waddington Central School District
1.50%, 06/24/2022	1,250,000	1,265,426
Metropolitan Transportation Authority
0.00%, 11/15/2033	1,600,000	1,236,451
0.48% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,485,000	2,484,843
0.83% (Secured Overnight Financing Rate + 0.80%), 11/01/2032(2)	2,700,000	2,751,009
4.00%, 02/01/2022	5,455,000	5,572,787
4.00%, 11/15/2045	3,375,000	3,939,710
4.00%, 11/15/2047	3,610,000	4,204,662
4.00%, 11/15/2052	4,455,000	5,124,894
5.00%, 09/01/2021	25,000,000	25,195,010
5.00%, 11/15/2021	500,000	508,612
5.00%, 11/15/2021	640,000	651,033
5.00%, 09/01/2022	1,900,000	2,004,109
5.00%, 11/15/2022	200,000	212,665
5.00%, 11/15/2022	3,830,000	4,075,618
5.00%, 02/01/2023	4,915,000	5,274,111
5.00%, 11/15/2024	1,500,000	1,731,107
5.00%, 11/15/2024	1,885,000	2,091,050
5.00%, 11/15/2025	1,155,000	1,371,098
5.00%, 11/15/2026	1,600,000	1,955,310

	Principal Amount	Value
5.00%, 11/15/2026	2,350,000	2,871,475
5.00%, 11/15/2028	2,970,000	3,745,537
5.00%, 11/15/2028	4,000,000	5,111,624
5.00%, 11/15/2029	2,220,000	2,596,316
5.00%, 11/15/2029	6,190,000	8,088,098
5.00%, 11/15/2030	5,000,000	6,648,821
5.00%, 11/15/2031	1,055,000	1,263,279
5.00%, 11/15/2033	1,025,000	1,189,864
5.00%, 11/15/2033	1,715,000	2,125,525
5.00%, 11/15/2033	3,645,000	4,517,515
5.00%, 11/15/2034	4,000,000	4,948,684
5.00%, 11/15/2035	1,750,000	2,030,214
5.00%, 11/15/2036	1,865,000	2,227,527
5.00%, 11/15/2039	2,000,000	2,245,984
5.25%, 11/15/2030	1,570,000	1,857,479
5.25%, 11/15/2036	5,000,000	6,073,125
Monroe County Industrial Development Corp.
5.00%, 07/01/2025	885,000	1,046,058
5.00%, 12/01/2032	1,000,000	1,292,317
5.00%, 12/01/2033	1,000,000	1,287,316
5.00%, 12/01/2034	1,100,000	1,414,961
5.00%, 01/01/2050	490,000	552,696
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,522,507
5.00%, 11/15/2056	4,380,000	4,722,055
Nassau County Industrial Development Agency
6.50%, 01/01/2034(4)	672,500	538,000
6.70%, 01/01/2049(4)	793,750	635,000
New York City Health & Hospitals Corp.
4.00%, 02/15/2025	1,060,000	1,194,463
New York City Housing Development Corp.
0.60%, 05/01/2061(1)	9,915,000	9,881,609
0.70%, 11/01/2060(1)	7,205,000	7,205,634
0.70%, 11/01/2060(1)	20,320,000	20,347,326
1.13%, 05/01/2060(1)	7,500,000	7,542,096
2.75%, 05/01/2050(1)	6,500,000	6,721,902
5.00%, 05/01/2026	110,000	130,924
5.00%, 05/01/2027	600,000	730,819
5.00%, 11/01/2027	855,000	1,053,404
5.00%, 05/01/2028	875,000	1,090,917
5.00%, 11/01/2028	600,000	755,628
5.00%, 05/01/2029	300,000	381,378
5.00%, 11/01/2029	875,000	1,116,785
5.00%, 11/01/2030	500,000	646,554
New York City Industrial Development Agency
4.00%, 03/01/2045	3,500,000	4,097,316
5.00%, 01/01/2024	2,250,000	2,511,801
5.00%, 01/01/2028	1,250,000	1,573,284
5.00%, 03/01/2028	850,000	1,061,597
5.00%, 01/01/2029	1,500,000	1,929,766

	Principal Amount	Value
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	228,468
5.00%, 07/15/2025	1,695,000	2,004,946
5.00%, 07/15/2026	1,995,000	2,434,316
5.00%, 07/15/2027	1,940,000	2,431,550
5.00%, 07/15/2032	2,000,000	2,487,183
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 05/01/2036	2,000,000	2,437,384
4.00%, 11/01/2038	4,000,000	4,830,275
4.00%, 02/01/2040	9,900,000	11,905,999
4.00%, 11/01/2040	5,000,000	5,912,436
5.00%, 11/01/2023	2,165,000	2,405,864
5.00%, 11/01/2024	4,215,000	4,866,895
5.00%, 11/01/2025	5,355,000	6,395,307
5.00%, 11/01/2028	1,500,000	1,783,584
5.00%, 11/01/2029	2,000,000	2,338,878
5.00%, 02/01/2030	4,480,000	5,375,592
5.00%, 02/01/2031	2,720,000	2,920,419
5.00%, 11/01/2032	6,750,000	9,005,388
5.00%, 05/01/2033	2,535,000	3,200,224
5.00%, 08/01/2034	700,000	887,656
5.00%, 08/01/2035	1,600,000	2,026,412
5.00%, 08/01/2036	1,000,000	1,264,051
5.00%, 11/01/2036	7,000,000	9,217,226
5.00%, 11/01/2037	10,000,000	13,120,856
5.00%, 08/01/2038	1,975,000	2,488,082
5.00%, 02/01/2041	200,000	229,923
New York City Water & Sewer System
4.00%, 06/15/2039	5,290,000	6,337,397
5.00%, 06/15/2031	6,075,000	7,117,413
5.00%, 06/15/2032	10,000,000	13,646,717
5.00%, 06/15/2034	4,800,000	5,021,124
5.00%, 06/15/2035	9,025,000	10,698,295
5.00%, 06/15/2036	5,000,000	5,919,799
5.00%, 06/15/2037	6,000,000	6,988,592
5.00%, 06/15/2039	8,320,000	9,676,713
5.00%, 06/15/2046	9,785,000	10,614,133
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,538,784
5.00%, 11/15/2040	1,085,000	1,274,242
New York Liberty Development Corp.
2.63%, 09/15/2069	400,000	413,381
2.80%, 09/15/2069	1,025,000	1,051,703
5.00%, 09/15/2031	4,000,000	4,131,894
5.00%, 11/15/2044(3)	1,300,000	1,439,433
5.25%, 10/01/2035	2,285,000	3,291,060
5.38%, 11/15/2040(3)	6,200,000	6,995,129
5.75%, 11/15/2051	2,000,000	2,038,550
New York State Dormitory Authority
3.00%, 03/15/2038	3,860,000	4,231,745

	Principal Amount	Value
4.00%, 03/15/2032	20,000,000	22,432,356
4.00%, 02/15/2037	5,000,000	5,977,107
5.00%, 10/01/2021	300,000	303,633
5.00%, 12/01/2022(3)	900,000	958,232
5.00%, 07/01/2023	5,000	5,464
5.00%, 07/01/2023	245,000	268,383
5.00%, 07/01/2023	1,000,000	1,095,439
5.00%, 12/15/2023	430,000	460,270
5.00%, 12/15/2023	570,000	609,843
5.00%, 03/15/2024	3,700,000	4,172,591
5.00%, 05/01/2024	4,870,000	5,502,637
5.00%, 07/01/2024	5,000	5,681
5.00%, 07/01/2024	345,000	392,926
5.00%, 03/15/2025	500,000	584,927
5.00%, 07/01/2025	5,000	5,878
5.00%, 07/01/2025	255,000	300,406
5.00%, 12/01/2026(3)	300,000	346,601
5.00%, 12/01/2026(3)	1,500,000	1,832,462
5.00%, 03/15/2027	2,500,000	2,917,114
5.00%, 07/01/2027	200,000	239,308
5.00%, 12/01/2027(3)	500,000	577,950
5.00%, 07/01/2028	110,000	133,992
5.00%, 10/01/2028	1,735,000	2,188,820
5.00%, 12/01/2028(3)	600,000	692,614
5.00%, 03/15/2029	3,700,000	4,159,325
5.00%, 10/01/2029	1,430,000	1,798,703
5.00%, 12/01/2029(3)	450,000	519,233
5.00%, 07/01/2030	150,000	187,650
5.00%, 10/01/2030	1,910,000	2,392,578
5.00%, 12/01/2030(3)	1,000,000	1,153,165
5.00%, 03/15/2031	6,090,000	8,152,911
5.00%, 02/15/2032	8,610,000	8,867,947
5.00%, 12/01/2033(3)	700,000	848,459
5.00%, 03/15/2036	10,000,000	13,242,962
5.00%, 05/01/2048(1)	1,145,000	1,162,728
5.00%, 05/01/2048(1)	1,040,000	1,230,248
5.00%, 05/01/2048(1)	5,695,000	6,306,022
5.25%, 03/15/2033	6,000,000	7,150,837
5.25%, 03/15/2037	3,065,000	3,939,244
5.25%, 03/15/2038	1,930,000	2,477,524
New York State Environmental Facilities Corp.
5.00%, 05/15/2026	335,000	364,766
New York State Housing Finance Agency
0.55%, 11/01/2024	4,015,000	4,027,172
0.65%, 11/01/2056(1)	7,645,000	7,643,854
0.75%, 05/01/2025	10,450,000	10,483,664
0.75%, 11/01/2025	2,785,000	2,789,512
0.75%, 11/01/2025	4,870,000	4,877,889
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,254,718

	Principal Amount	Value
New York State Urban Development Corp.
3.00%, 03/15/2048	1,000,000	1,073,337
4.00%, 03/15/2034	4,475,000	5,413,996
4.00%, 03/15/2039	10,000,000	11,899,923
5.00%, 03/15/2022	360,000	372,339
5.00%, 03/15/2023	700,000	757,747
5.00%, 03/15/2024	400,000	450,975
5.00%, 03/15/2035	2,800,000	3,130,683
5.00%, 03/15/2035	3,000,000	3,944,084
5.00%, 03/15/2036	8,560,000	11,227,854
5.00%, 03/15/2047	12,160,000	15,578,543
New York Transportation Development Corp.
2.25%, 08/01/2026	1,175,000	1,205,146
4.00%, 10/01/2030	3,860,000	4,664,342
4.00%, 12/01/2039	450,000	542,397
4.00%, 12/01/2040	500,000	601,132
4.00%, 12/01/2041	450,000	540,048
4.00%, 12/01/2042	500,000	588,910
4.00%, 12/01/2042	500,000	596,981
5.00%, 01/01/2023	270,000	287,769
5.00%, 12/01/2023	1,350,000	1,497,298
5.00%, 08/01/2026	1,000,000	1,003,617
5.00%, 12/01/2028	300,000	386,011
5.00%, 12/01/2028	400,000	509,106
5.00%, 12/01/2029	300,000	394,533
5.00%, 12/01/2030	250,000	334,861
5.00%, 01/01/2031	1,015,000	1,249,588
5.00%, 08/01/2031	5,105,000	5,123,127
5.00%, 12/01/2031	300,000	400,923
5.00%, 12/01/2032	1,775,000	2,352,057
5.00%, 01/01/2033	5,500,000	6,737,667
5.00%, 12/01/2033	400,000	528,395
5.00%, 12/01/2033	700,000	908,188
5.00%, 12/01/2034	400,000	517,756
5.00%, 12/01/2034	500,000	656,888
5.00%, 10/01/2035	9,000,000	11,665,169
5.00%, 12/01/2035	500,000	655,582
5.00%, 12/01/2035	800,000	1,033,459
5.00%, 12/01/2036	550,000	720,009
5.00%, 12/01/2037	500,000	643,112
5.00%, 12/01/2037	600,000	783,280
5.00%, 12/01/2038	500,000	651,236
5.00%, 10/01/2040	2,200,000	2,805,788
5.00%, 07/01/2041	2,300,000	2,586,872
5.00%, 07/01/2046	800,000	898,859
5.25%, 08/01/2031	500,000	602,058
5.38%, 08/01/2036	800,000	1,025,466
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	354,483
5.00%, 12/01/2027	1,425,000	1,571,260

	Principal Amount	Value
5.00%, 12/01/2028	1,000,000	1,099,674
Onondaga Civic Development Corp.
5.00%, 12/01/2033	1,000,000	1,318,707
Port Authority of New York & New Jersey
4.00%, 07/15/2034	2,000,000	2,462,343
4.00%, 07/15/2037	2,500,000	3,001,247
5.00%, 09/15/2024	5,115,000	5,848,496
5.00%, 09/15/2026	1,000,000	1,213,975
5.00%, 10/15/2028	4,000,000	4,708,536
5.00%, 09/15/2029	1,500,000	1,879,095
5.00%, 10/15/2029	1,000,000	1,219,309
5.00%, 09/15/2032	1,500,000	1,856,416
5.00%, 07/15/2033	2,500,000	3,309,119
5.00%, 10/15/2033	3,500,000	3,963,337
5.00%, 10/15/2033	6,000,000	7,232,854
5.00%, 12/01/2033	5,070,000	5,605,068
5.00%, 10/15/2037	4,665,000	5,259,888
State of New York Mortgage Agency
2.20%, 10/01/2029	1,000,000	1,050,332
3.45%, 04/01/2026	2,185,000	2,399,407
5.00%, 04/01/2022	355,000	367,609
5.00%, 10/01/2023	920,000	1,014,497
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	1,750,000	1,750,000
5.38%, 11/01/2054(3)	2,210,000	2,306,209
Tender Option Bond Trust Receipts/Certificates
0.10%, 11/15/2044(1)(3)	1,700,000	1,700,000
0.13%, 11/15/2026(1)(3)	1,600,000	1,600,000
0.13%, 01/01/2028(1)(3)	500,000	500,000
0.18%, 01/01/2028(1)(3)	2,900,000	2,900,000
0.18%, 01/01/2044(1)(3)	3,700,000	3,700,000
0.28%, 05/15/2028(1)(3)	700,000	700,000
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	125,409
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,253,153
Town of Oyster Bay NY
2.00%, 03/01/2022	950,000	959,437
4.00%, 03/01/2023	875,000	924,842
Triborough Bridge & Tunnel Authority
0.06%, 01/01/2032(1)	2,100,000	2,100,000
2.00%, 05/15/2045(1)	2,425,000	2,616,350
2.00%, 05/15/2045(1)	6,375,000	6,804,250
5.00%, 11/15/2030	4,000,000	5,377,926
5.00%, 11/15/2033	8,000,000	10,699,088
5.00%, 11/15/2035	5,270,000	6,716,655
5.00%, 05/15/2051	3,100,000	4,043,108
TSASC, Inc.
5.00%, 06/01/2028	2,025,000	2,505,172
Utility Debt Securitization Authority

	Principal Amount	Value
5.00%, 12/15/2032	640,000	713,719
5.00%, 12/15/2041	5,000,000	6,263,967
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	165,090

Total New York		984,163,478

North Carolina – 1.20%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,538,733
5.00%, 01/15/2048(1)	5,000,000	5,155,414
5.00%, 01/15/2050(1)	8,500,000	10,986,195
City of Charlotte NC Airport Special Facilities Revenue
4.00%, 07/01/2038	1,525,000	1,842,092
4.00%, 07/01/2039	1,670,000	2,011,986
4.00%, 07/01/2040	2,030,000	2,441,233
4.00%, 07/01/2041	1,500,000	1,798,945
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,240,918
5.00%, 10/01/2027	100,000	124,989
5.00%, 10/01/2034	1,000,000	1,249,890
5.00%, 10/01/2047	840,000	1,049,908
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,322,729
North Carolina Capital Facilities Finance Agency
0.12%, 07/01/2034(1)	6,275,000	6,274,602
4.00%, 05/01/2023	265,000	282,672
4.00%, 05/01/2024	190,000	208,377
5.00%, 05/01/2031	1,000,000	1,318,375
North Carolina Medical Care Commission
2.20%, 12/01/2048(1)	2,285,000	2,323,974
2.55%, 06/01/2048(1)	3,955,000	4,234,452
4.00%, 03/01/2024	110,000	118,200
4.00%, 03/01/2025	135,000	147,846
4.00%, 03/01/2029	140,000	160,015
4.00%, 03/01/2030	145,000	165,438
4.00%, 03/01/2031	145,000	164,366
4.00%, 09/01/2033	180,000	214,624
4.00%, 03/01/2041	2,225,000	2,458,983
4.00%, 03/01/2042	1,500,000	1,606,476
4.88%, 07/01/2040	550,000	593,523
5.00%, 10/01/2023	110,000	120,969
5.00%, 10/01/2024	300,000	338,224
5.00%, 10/01/2025	250,000	269,199
5.00%, 03/01/2026	125,000	144,634
5.00%, 03/01/2027	150,000	176,884
5.00%, 03/01/2028	155,000	185,582
5.00%, 10/01/2030	420,000	452,810
5.00%, 10/01/2030	2,100,000	2,310,470
5.00%, 01/01/2031	625,000	719,742
5.00%, 10/01/2031	2,950,000	3,238,816
5.00%, 02/01/2032	500,000	670,692

	Principal Amount	Value
5.00%, 09/01/2037	3,000,000	3,246,673
5.00%, 10/01/2037	250,000	272,089
5.00%, 01/01/2039	1,225,000	1,389,591
5.00%, 07/01/2039	800,000	905,254
5.00%, 10/01/2040	900,000	1,104,437
5.00%, 09/01/2041	440,000	476,308
5.00%, 10/01/2043	2,000,000	2,221,416
5.00%, 07/01/2049	900,000	1,007,120
5.00%, 02/01/2051(1)	1,000,000	1,200,411
6.25%, 07/01/2035	1,000,000	1,079,325
North Carolina Turnpike Authority
4.00%, 01/01/2055	3,550,000	4,025,928
5.00%, 02/01/2024	11,390,000	12,741,066
5.00%, 01/01/2027	530,000	649,574
5.00%, 01/01/2032	1,000,000	1,190,336
5.00%, 07/01/2051	1,700,000	1,939,891
Raleigh Durham Airport Authority
5.00%, 05/01/2024	2,000,000	2,257,993
5.00%, 05/01/2025	3,000,000	3,507,071
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,032,449
5.00%, 03/01/2023	2,335,000	2,517,589
5.00%, 05/01/2026	4,750,000	5,761,172
5.00%, 05/01/2027	7,500,000	9,365,694

Total North Carolina		118,554,364

North Dakota – 0.11%
Cass County Joint Water Resource District
0.48%, 05/01/2024	2,065,000	2,060,872
North Dakota Housing Finance Agency
3.00%, 07/01/2051	6,500,000	7,092,439
3.00%, 01/01/2052	1,500,000	1,647,496

Total North Dakota		10,800,807

Ohio – 2.13%
Akron Bath Copley Joint Township Hospital District
4.00%, 11/15/2033	425,000	508,729
4.00%, 11/15/2034	500,000	597,042
4.00%, 11/15/2036	2,000,000	2,379,370
4.00%, 11/15/2037	1,600,000	1,898,100
5.25%, 11/15/2031	530,000	636,493
5.25%, 11/15/2032	645,000	773,193
5.25%, 11/15/2033	1,770,000	2,117,755
5.25%, 11/15/2046	1,255,000	1,480,709
American Municipal Power, Inc.
1.00%, 02/15/2048(1)	2,015,000	2,045,493
2.30%, 02/15/2038(1)	2,900,000	2,906,955
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2038	1,000,000	1,201,092
5.00%, 06/01/2055	38,820,000	45,347,890
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,738,333

	Principal Amount	Value
5.00%, 01/01/2048	2,000,000	2,468,045
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,736,930
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,068,360
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,175,668
Clermont County Port Authority
5.00%, 12/01/2029	750,000	883,731
5.00%, 12/01/2030	850,000	1,000,350
5.00%, 12/01/2031	650,000	764,974
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	151,077
5.50%, 12/01/2053	900,000	1,080,991
County of Allen OH Hospital Facilities Revenue
4.00%, 05/01/2033	9,620,000	9,929,750
5.00%, 12/01/2029	585,000	767,691
5.00%, 12/01/2030	585,000	774,152
5.00%, 08/01/2047(1)	500,000	519,438
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,784,203
5.00%, 02/15/2042	2,525,000	2,940,930
5.50%, 02/15/2052	1,790,000	2,125,864
5.50%, 02/15/2057	1,245,000	1,475,690
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,547,977
County of Franklin OH
5.00%, 11/15/2033(1)	12,880,000	13,988,951
County of Hamilton OH
5.00%, 01/01/2022	465,000	474,766
5.00%, 09/15/2034	1,050,000	1,344,598
5.25%, 06/01/2026	660,000	684,898
County of Marion OH
5.13%, 12/01/2049	575,000	630,787
County of Montgomery OH
5.00%, 08/01/2025	515,000	608,376
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,772,348
5.00%, 02/15/2048	2,080,000	2,156,304
County of Scioto OH
5.00%, 02/15/2029	1,300,000	1,525,973
County of Wood OH
5.00%, 12/01/2032	40,000	40,760
5.00%, 12/01/2032	75,000	79,981
5.00%, 12/01/2042	50,000	50,538
5.00%, 12/01/2042	95,000	101,309
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	1,550,000	1,836,302
5.00%, 12/01/2051	2,135,000	2,511,609
Lancaster Port Authority

	Principal Amount	Value
5.00%, 08/01/2049(1)	2,000,000	2,303,388
Miami University/Oxford OH
5.00%, 09/01/2030	475,000	636,787
5.00%, 09/01/2032	1,000,000	1,329,183
5.00%, 09/01/2034	700,000	844,823
Mizuho Floater/Residual Trust
0.28%, 04/01/2034(1)(3)	700,000	700,000
Ohio Air Quality Development Authority
2.10%, 12/01/2027(1)	5,000,000	5,220,384
2.10%, 07/01/2028(1)	12,500,000	13,055,603
2.10%, 10/01/2028(1)	15,000,000	15,667,236
2.88%, 02/01/2026	5,400,000	5,714,680
3.25%, 09/01/2029	2,995,000	3,278,869
4.50%, 01/15/2048(3)	2,000,000	2,346,374
5.00%, 07/01/2049(3)	2,800,000	3,187,015
Ohio Higher Educational Facility Commission
5.00%, 05/01/2028	1,535,000	1,935,571
5.00%, 10/01/2032	1,000,000	1,262,587
5.00%, 05/01/2033	995,000	1,291,189
Ohio Housing Finance Agency
4.50%, 03/01/2050	220,000	247,184
Ohio Turnpike & Infrastructure Commission
5.00%, 02/15/2051	795,000	1,034,494
Port of Greater Cincinnati Development Authority
3.75%, 12/01/2031(3)	485,000	497,849
Southeastern Ohio Port Authority
5.50%, 12/01/2043	1,000,000	1,089,000
5.75%, 12/01/2032	445,000	467,523
6.00%, 12/01/2042	550,000	576,521
State of Ohio
4.00%, 01/15/2050	450,000	519,620
5.00%, 10/01/2022	1,000,000	1,060,419
5.00%, 08/01/2024	2,500,000	2,861,054
5.00%, 01/01/2030	1,170,000	1,474,427
5.00%, 10/01/2035	1,410,000	1,731,934
5.00%, 01/15/2050	1,000,000	1,246,076
Tender Option Bond Trust Receipts/Certificates
0.10%, 12/01/2043(1)(3)	600,000	600,000
United Local School District
4.00%, 12/01/2026	165,000	191,707
4.00%, 12/01/2029	120,000	144,966
4.00%, 12/01/2030	175,000	213,797
4.00%, 12/01/2032	320,000	386,970
University of Akron
4.00%, 01/01/2027	2,780,000	3,261,237
5.00%, 01/01/2037	6,675,000	7,977,921
University of Cincinnati
5.00%, 06/01/2028	250,000	308,692
5.00%, 06/01/2029	400,000	492,974

Total Ohio		210,792,529

	Principal Amount	Value
Oklahoma – 0.67%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	547,503
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,713,766
5.00%, 09/01/2026	1,725,000	2,102,623
5.00%, 09/01/2028	1,120,000	1,353,569
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	440,000	499,431
5.00%, 09/01/2025	300,000	350,898
5.00%, 09/01/2026	375,000	451,171
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,965,299
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	586,633
5.00%, 12/01/2025	545,000	639,077
5.00%, 12/01/2026	820,000	986,310
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	477,196
5.00%, 09/01/2030	1,235,000	1,557,654
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,090,524
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,320,270
Norman Regional Hospital Authority
4.00%, 09/01/2045	1,750,000	1,994,500
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,392,624
5.00%, 07/01/2026	2,195,000	2,648,192
5.00%, 07/01/2030	1,350,000	1,695,845
5.00%, 07/01/2032	2,960,000	3,708,331
5.00%, 07/01/2035	3,240,000	4,035,120
5.00%, 07/01/2043	1,065,000	1,303,798
Oklahoma County Finance Authority
5.13%, 04/01/2042	1,900,000	1,720,725
5.70%, 04/01/2025	335,000	335,247
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,303,476
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,041,226
4.00%, 12/01/2022	530,000	558,531
4.00%, 06/01/2023	1,305,000	1,398,234
5.00%, 08/01/2023	515,000	556,006
5.00%, 08/01/2026	75,000	87,758
5.00%, 08/15/2029	420,000	521,410
5.00%, 08/01/2030	1,010,000	1,236,694
5.00%, 02/15/2042	400,000	411,981
5.25%, 08/15/2048	2,500,000	3,055,455
5.50%, 08/15/2052	830,000	1,025,752
5.50%, 08/15/2057	1,000,000	1,232,853

	Principal Amount	Value
Oklahoma State University
5.00%, 09/01/2031	1,500,000	1,994,851
Oklahoma Turnpike Authority
5.00%, 01/01/2025	700,000	812,069
5.00%, 01/01/2026	2,500,000	2,998,136
5.00%, 01/01/2027	3,000,000	3,705,947
5.00%, 01/01/2028	2,905,000	3,683,588
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,399,151
5.00%, 06/01/2033	1,240,000	1,546,399
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	251,828
5.00%, 11/15/2029	400,000	462,229

Total Oklahoma		66,759,880

Oregon – 0.63%
City of Eugene OR Electric Utility System Revenue
4.00%, 08/01/2036	300,000	365,674
Hillsboro School District No 1J
5.00%, 06/15/2028	1,525,000	1,914,993
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	237,066
5.00%, 09/01/2032	270,000	319,490
5.00%, 09/01/2046	1,000,000	1,163,649
Medford Hospital Facilities Authority
4.00%, 08/15/2045	2,500,000	2,959,140
5.00%, 08/15/2036	1,145,000	1,498,829
Oregon State Business Development Commission
5.00%, 03/01/2049(1)	10,000,000	10,303,330
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,045,948
Port of Portland OR Airport Revenue
4.00%, 07/01/2040	5,800,000	6,813,882
5.00%, 07/01/2026	1,700,000	2,045,437
5.00%, 07/01/2027	1,000,000	1,235,230
5.00%, 07/01/2027	2,000,000	2,470,460
5.00%, 07/01/2028	2,000,000	2,528,119
5.00%, 07/01/2028	2,190,000	2,768,290
5.00%, 07/01/2029	750,000	946,486
5.00%, 07/01/2031	1,000,000	1,201,372
5.00%, 07/01/2032	1,000,000	1,120,729
5.00%, 07/01/2033	3,485,000	3,905,742
State of Oregon
4.00%, 05/01/2039	2,000,000	2,474,451
4.00%, 05/01/2040	1,000,000	1,233,952
State of Oregon Housing & Community Services Department
3.50%, 01/01/2051	1,325,000	1,469,058
Yamhill County Hospital Authority
1.75%, 11/15/2026	2,000,000	2,002,567
2.13%, 11/15/2027	1,000,000	1,002,074
2.50%, 11/15/2028	1,000,000	1,002,714

	Principal Amount	Value
5.00%, 11/15/2046	1,540,000	1,804,043
5.00%, 11/15/2051	1,005,000	1,099,012
5.00%, 11/15/2051	1,100,000	1,282,954
5.00%, 11/15/2056	1,940,000	2,244,316

Total Oregon		62,459,007

Pennsylvania – 4.71%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,791,427
5.00%, 07/15/2034	5,100,000	6,540,346
Allentown City School District
1.00%, 03/31/2022	1,375,000	1,375,004
5.00%, 02/01/2031	500,000	647,271
5.00%, 02/01/2033	470,000	604,913
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,525,000	1,576,922
5.00%, 05/01/2025	1,000,000	1,038,390
5.00%, 05/01/2027(3)	1,250,000	1,497,986
5.00%, 05/01/2032(3)	2,025,000	2,388,239
5.00%, 05/01/2042(3)	1,750,000	2,087,281
5.00%, 05/01/2042(3)	4,345,000	5,051,098
6.00%, 05/01/2042(3)	450,000	568,281
Bucks County Industrial Development Authority
5.00%, 07/01/2025	375,000	427,372
5.00%, 07/01/2026	475,000	554,520
5.00%, 07/01/2027	475,000	566,256
5.00%, 07/01/2028	925,000	1,122,669
5.00%, 07/01/2029	500,000	616,226
5.00%, 07/01/2030	675,000	843,163
5.00%, 07/01/2033	640,000	806,544
5.00%, 07/01/2034	1,580,000	1,985,035
5.00%, 07/01/2035	435,000	545,673
5.00%, 07/01/2036	665,000	831,852
5.00%, 07/01/2037	1,410,000	1,758,673
5.00%, 07/01/2038	1,460,000	1,816,691
5.00%, 07/01/2039	1,510,000	1,874,186
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,906,976
5.00%, 07/15/2025	1,000,000	1,158,694
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	483,200
5.00%, 07/15/2028	350,000	438,860
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	197,026
5.00%, 03/01/2038(3)	425,000	508,848
5.13%, 03/01/2048(3)	1,047,000	1,242,237
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,093,145
5.00%, 08/01/2023	4,000,000	4,384,602
5.00%, 07/15/2026	2,475,000	2,763,836
5.00%, 08/01/2027	1,500,000	1,885,869

	Principal Amount	Value
5.00%, 08/01/2028	6,000,000	7,053,279
5.00%, 02/01/2029	3,175,000	4,075,782
5.00%, 08/01/2031	500,000	673,896
5.00%, 08/01/2031	8,000,000	9,895,760
5.00%, 08/01/2033	2,000,000	2,453,087
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2024	10,745,000	12,209,992
5.00%, 07/01/2025	10,000,000	11,715,570
5.00%, 07/01/2026	1,155,000	1,402,319
5.00%, 06/15/2027	2,315,000	2,335,331
5.00%, 07/01/2027	1,520,000	1,893,605
5.00%, 07/01/2029	230,000	295,073
5.00%, 07/01/2030	1,000,000	1,226,040
5.00%, 07/01/2031	2,000,000	2,444,554
5.00%, 07/01/2032	1,745,000	2,128,775
5.00%, 07/01/2033	1,000,000	1,220,512
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,435,037
5.00%, 11/01/2027	1,540,000	1,941,269
5.00%, 07/01/2030	4,000,000	4,691,419
5.00%, 11/01/2032	1,000,000	1,248,020
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,854,743
Coatesville School District
5.00%, 08/01/2025	875,000	1,029,765
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	816,532
5.00%, 06/01/2027	750,000	930,351
5.00%, 06/01/2027	1,500,000	1,855,817
5.00%, 06/01/2027	2,165,000	2,685,613
5.00%, 06/01/2028	2,555,000	3,229,647
5.00%, 06/01/2030	1,750,000	2,305,946
5.00%, 06/01/2031	1,255,000	1,662,162
Commonwealth of Pennsylvania
3.00%, 05/15/2034	590,000	668,955
4.00%, 11/15/2028	6,325,000	6,416,087
4.00%, 04/01/2033	20,000,000	21,255,776
4.00%, 03/15/2035	2,500,000	2,797,934
5.00%, 08/15/2021	1,015,000	1,020,865
5.00%, 11/01/2021	2,000,000	2,030,019
5.00%, 02/01/2023	895,000	963,020
5.00%, 01/01/2024	5,800,000	6,479,496
5.00%, 01/01/2027	2,095,000	2,586,710
County of Lancaster PA
4.00%, 11/01/2029	625,000	755,179
4.00%, 11/01/2030	560,000	672,501
County of Luzerne PA
5.00%, 12/15/2029	750,000	938,746
County of Mercer PA
4.00%, 10/01/2030	175,000	214,288

	Principal Amount	Value
Cumberland County Municipal Authority
4.00%, 01/01/2033	210,000	235,450
4.00%, 01/01/2033	1,290,000	1,396,266
4.50%, 01/01/2040(3)	3,500,000	3,646,615
Dauphin County General Authority
5.00%, 06/01/2035	1,000,000	1,172,153
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,340,482
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,334,400
Doylestown Hospital Authority
4.00%, 07/01/2045	750,000	826,719
5.00%, 07/01/2046	3,700,000	4,176,911
5.00%, 07/01/2049	3,620,000	4,288,326
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,204,529
5.00%, 04/01/2030	2,805,000	3,369,957
Franklin County Industrial Development Authority
5.00%, 12/01/2053	500,000	537,915
Geisinger Authority
5.00%, 04/01/2035	3,000,000	3,896,942
5.00%, 02/15/2039	1,500,000	1,797,331
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,481,592
5.00%, 06/01/2044	1,085,000	1,351,161
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	275,000
5.00%, 07/01/2023	325,000	349,107
5.00%, 07/01/2030	780,000	917,149
5.00%, 07/01/2034	2,000,000	2,326,658
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,261,807
Lancaster County Hospital Authority
5.00%, 08/15/2021	215,000	216,255
5.00%, 07/01/2023	775,000	827,066
5.00%, 12/01/2032	250,000	275,480
5.00%, 12/01/2037	820,000	894,316
5.00%, 07/01/2045	1,970,000	2,154,670
5.00%, 12/01/2047	2,010,000	2,156,420
Latrobe Industrial Development Authority
4.00%, 03/01/2037	450,000	498,358
4.00%, 03/01/2039	320,000	352,950
4.00%, 03/01/2040	500,000	550,962
4.00%, 03/01/2046	750,000	820,537
4.00%, 03/01/2051	800,000	872,462
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,025,000	1,041,541
1.80%, 09/01/2029(1)	1,925,000	1,957,256
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,185,407

	Principal Amount	Value
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	504,331
5.00%, 10/01/2023	50,000	54,021
5.00%, 09/01/2024	410,000	466,210
5.00%, 10/01/2028	1,000,000	1,150,227
5.00%, 09/01/2032	1,000,000	1,275,342
5.00%, 09/01/2033	305,000	387,889
5.00%, 10/01/2036	1,320,000	1,488,796
5.00%, 10/01/2040	1,595,000	1,789,129
Montgomery County Industrial Development Authority
5.25%, 01/15/2036	2,500,000	2,827,073
5.25%, 01/01/2040	1,510,000	1,631,385
5.38%, 01/01/2050	500,000	538,458
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,200,884
4.00%, 05/01/2036	705,000	844,440
Northampton County General Purpose Authority
1.11% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,634,693
5.00%, 08/15/2036	455,000	537,826
Pennsylvania Economic Development Financing Authority
0.15%, 12/01/2030(1)	2,525,000	2,525,000
0.40%, 10/01/2023	10,000,000	10,001,421
0.43% (SIFMA Municipal Swap Index Yield + 0.40%), 06/01/2041(2)	3,085,000	3,085,021
1.75%, 08/01/2038(1)	10,000,000	10,382,449
2.15%, 11/01/2021	2,405,000	2,419,854
3.25%, 08/01/2039(3)	625,000	649,362
4.00%, 04/15/2037	1,000,000	1,193,511
4.00%, 11/15/2042	7,500,000	8,597,759
5.00%, 04/15/2026	2,500,000	3,010,893
5.00%, 04/15/2027	4,600,000	5,692,898
5.00%, 04/15/2031	2,095,000	2,760,751
9.00%, 04/01/2051(1)(3)	3,030,000	3,768,703
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,092,727
5.00%, 06/15/2024	3,005,000	3,410,007
5.00%, 06/15/2025	1,855,000	2,179,664
5.00%, 08/15/2029	1,600,000	1,996,003
Pennsylvania Housing Finance Agency
3.50%, 04/01/2051	795,000	860,762
Pennsylvania State University
5.00%, 09/01/2021	1,400,000	1,411,217
5.00%, 09/01/2022	2,295,000	2,425,331
Pennsylvania Turnpike Commission
4.00%, 12/01/2039	4,000,000	4,822,386
4.00%, 12/01/2045	2,000,000	2,364,912
4.00%, 12/01/2046	2,000,000	2,362,742
5.00%, 06/01/2028	2,085,000	2,504,682
5.00%, 06/01/2032	2,000,000	2,441,994
5.00%, 06/01/2033	3,155,000	3,848,085
5.00%, 12/01/2034	1,240,000	1,545,106

	Principal Amount	Value
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	233,746
5.00%, 07/01/2032	600,000	682,700
5.00%, 07/01/2037	150,000	169,339
5.00%, 06/15/2039	500,000	556,331
5.00%, 06/15/2040(3)	900,000	1,064,819
5.00%, 08/01/2040	620,000	740,807
5.00%, 06/15/2050	1,375,000	1,510,184
5.00%, 06/15/2050(3)	1,700,000	1,984,041
5.00%, 08/01/2050	1,050,000	1,233,345
Philadelphia Gas Works Co.
4.00%, 08/01/2036	1,000,000	1,197,263
5.00%, 08/01/2022	750,000	788,647
5.00%, 08/01/2024	425,000	483,564
5.00%, 08/01/2024	500,000	568,899
5.00%, 08/01/2025	450,000	528,399
5.00%, 08/01/2027	750,000	925,812
5.00%, 08/01/2028	625,000	788,538
5.00%, 08/01/2029	1,000,000	1,286,697
5.00%, 08/01/2031	1,755,000	2,308,341
5.00%, 08/01/2032	1,000,000	1,310,636
5.00%, 08/01/2033	1,250,000	1,630,750
5.00%, 08/01/2034	1,410,000	1,821,948
5.00%, 08/01/2035	1,000,000	1,289,209
5.00%, 08/01/2036	1,690,000	2,173,555
Pittsburgh Water & Sewer Authority
0.68% (SIFMA Municipal Swap Index Yield + 0.65%), 09/01/2040(2)	15,000,000	15,137,034
5.00%, 09/01/2038	1,000,000	1,277,989
Reading School District
5.00%, 02/01/2022	1,920,000	1,972,769
5.00%, 03/01/2035	1,100,000	1,333,521
5.00%, 03/01/2036	1,250,000	1,512,251
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,429,758
School District of Philadelphia
5.00%, 09/01/2026	1,625,000	1,977,043
5.00%, 09/01/2029	1,500,000	1,960,139
5.00%, 09/01/2030	15,000	18,351
5.00%, 09/01/2030	3,985,000	4,805,611
5.00%, 09/01/2031	1,000,000	1,205,364
5.00%, 09/01/2031	1,200,000	1,517,815
5.00%, 09/01/2032	1,200,000	1,514,328
5.00%, 09/01/2032	2,200,000	2,839,074
5.00%, 09/01/2033	960,000	1,238,830
5.00%, 09/01/2033	1,500,000	1,928,957
Scranton School District
5.00%, 06/01/2033	530,000	660,563
5.00%, 06/01/2035	515,000	639,618
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,051,738

	Principal Amount	Value
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,026,718
State Public School Building Authority
5.00%, 12/01/2022	1,355,000	1,445,981
5.00%, 12/01/2022	6,015,000	6,371,561
5.00%, 04/01/2023	2,500,000	2,591,088
5.00%, 12/01/2024	625,000	709,670
5.00%, 12/01/2024	625,000	722,614
5.00%, 06/15/2025	3,000,000	3,493,021
5.00%, 12/01/2025	425,000	491,741
5.00%, 12/01/2025	1,145,000	1,323,829
5.00%, 06/01/2026	180,000	210,242
5.00%, 12/01/2026	605,000	699,490
5.00%, 12/01/2026	645,000	743,672
5.00%, 06/01/2029	665,000	841,528
5.00%, 12/01/2032	725,000	892,066
5.00%, 12/01/2032	2,335,000	2,835,957
5.25%, 09/15/2030	1,000,000	1,249,003
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,178,084
5.00%, 01/01/2038	4,125,000	4,829,823
Tender Option Bond Trust Receipts/Certificates
0.11%, 08/01/2050(1)(3)	4,500,000	4,500,000
0.33%, 12/01/2060(1)(3)	5,900,000	5,900,000
Upper Merion Area School District
5.00%, 01/15/2030	600,000	715,970
Upper Merion Area School District/PA
3.00%, 01/15/2040	250,000	275,331
Waverly Township Municipal Authority
4.00%, 02/15/2029	1,030,000	1,211,198
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,289,130
5.00%, 02/15/2028	400,000	453,213

Total Pennsylvania		465,462,130

Puerto Rico – 2.43%
Commonwealth of Puerto Rico
3.70%, 07/01/2016(4)	1,000,000	848,750
5.00%, 07/01/2041(4)	10,845,000	9,096,244
5.13%, 07/01/2028(4)	2,230,000	2,040,450
5.13%, 07/01/2037(4)	2,550,000	2,189,812
5.25%, 07/01/2031(4)	1,760,000	1,619,200
5.30%, 07/01/2025(4)	1,000,000	911,250
5.50%, 07/01/2039(4)	1,735,000	1,526,800
5.75%, 07/01/2028(4)	915,000	807,487
5.75%, 07/01/2036(4)	3,180,000	2,675,175
5.75%, 07/01/2038(4)	2,550,000	2,295,000
5.75%, 07/01/2041(4)	3,820,000	3,409,350
5.90%, 07/01/2028(4)	660,000	589,875
6.00%, 07/01/2039(4)	2,500,000	2,271,875
6.50%, 07/01/2037(4)	420,000	387,975

	Principal Amount	Value
8.00%, 07/01/2035(4)	10,920,000	9,036,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	140,000	145,741
4.50%, 07/01/2027	1,195,000	1,251,107
5.00%, 07/01/2022	300,000	315,868
5.00%, 07/01/2030	260,000	273,752
5.00%, 07/01/2030(3)	5,000,000	6,257,637
5.00%, 07/01/2033	5,740,000	6,043,601
5.00%, 07/01/2035(3)	3,000,000	3,670,974
5.00%, 07/01/2047(3)	8,000,000	9,572,080
5.13%, 07/01/2037	1,770,000	1,866,248
5.25%, 07/01/2029	1,560,000	1,647,145
5.25%, 07/01/2042	3,040,000	3,209,814
5.75%, 07/01/2037	4,730,000	5,022,330
6.13%, 07/01/2024	230,000	252,848
Puerto Rico Electric Power Authority
3.70%, 07/01/2050(4)	20,000	18,475
5.00%, 07/01/2024(4)	340,000	329,800
5.00%, 07/01/2026(4)	30,000	29,100
5.00%, 07/01/2027(4)	15,000	14,550
5.00%, 07/01/2027(4)	25,000	24,250
5.00%, 07/01/2028(4)	30,000	29,100
5.00%, 07/01/2028(4)	50,000	48,500
5.00%, 07/01/2037(4)	2,300,000	2,231,000
5.05%, 07/01/2042(4)	120,000	116,400
5.25%, 07/01/2023(4)	3,495,000	3,398,887
5.25%, 07/01/2024(4)	25,000	24,312
5.25%, 07/01/2026(4)	555,000	539,737
5.25%, 07/01/2027(4)	30,000	29,175
5.25%, 07/01/2027(4)	210,000	204,225
5.25%, 07/01/2027(4)	315,000	306,337
5.25%, 07/01/2028(4)	60,000	58,350
5.25%, 07/01/2033(4)	95,000	92,388
5.25%, 07/01/2040(4)	3,075,000	2,990,438
5.25%, 07/01/2050(4)	270,000	260,550
5.50%, 07/01/2038(4)	4,000,000	3,900,000
5.75%, 07/01/2036(4)	1,300,000	1,272,375
6.75%, 07/01/2036(4)	1,560,000	1,550,250
7.25%, 07/01/2030(4)	265,000	264,669
Puerto Rico Housing Finance Authority
5.00%, 12/01/2021	9,560,000	9,748,972
5.00%, 12/01/2022	5,735,000	6,107,757
5.00%, 12/01/2023	4,300,000	4,769,170
5.00%, 12/01/2024	9,270,000	10,647,271
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	2,400,000	2,305,129
0.00%, 07/01/2024	6,650,000	6,387,129
0.00%, 07/01/2027	407,000	372,596
0.00%, 07/01/2027	2,061,000	1,886,784
0.00%, 07/01/2029	2,569,000	2,240,607

	Principal Amount	Value
0.00%, 07/01/2031	5,167,000	4,165,456
0.00%, 07/01/2033	12,567,000	9,436,824
0.00%, 07/01/2046	13,706,000	4,507,363
4.33%, 07/01/2040	6,839,000	7,665,217
4.33%, 07/01/2040	25,025,000	28,048,260
4.50%, 07/01/2034	2,582,000	2,859,931
4.55%, 07/01/2040	3,500,000	3,974,750
4.75%, 07/01/2053	7,529,000	8,553,234
4.78%, 07/01/2058	2,500,000	2,847,187
5.00%, 07/01/2058	23,235,000	26,781,054

Total Puerto Rico		240,272,247

Rhode Island – 0.31%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,316,857
Rhode Island Health & Educational Building Corp.
4.00%, 05/15/2034	1,750,000	2,161,934
5.00%, 09/01/2031	710,000	814,013
5.00%, 09/01/2036	100,000	114,005
5.00%, 05/15/2039	700,000	801,247
Rhode Island Housing & Mortgage Finance Corp.
3.15%, 10/01/2044	8,000,000	8,502,586
3.50%, 10/01/2050	1,185,000	1,307,949
4.00%, 10/01/2049	565,000	624,251
Rhode Island Student Loan Authority
3.50%, 12/01/2034	355,000	368,192
4.00%, 12/01/2027	1,215,000	1,326,450
5.00%, 12/01/2024	600,000	686,730
5.00%, 12/01/2025	500,000	588,679
5.00%, 12/01/2025	1,000,000	1,177,358
5.00%, 12/01/2026	750,000	905,619
5.00%, 12/01/2026	1,000,000	1,207,491
5.00%, 12/01/2027	800,000	985,230
5.00%, 12/01/2027	1,000,000	1,231,538
5.00%, 12/01/2028	750,000	940,641
5.00%, 12/01/2029	625,000	795,989
5.00%, 12/01/2030	550,000	709,502
State of Rhode Island
4.00%, 04/01/2034	2,000,000	2,379,168
Tobacco Settlement Financing Corp.
5.00%, 06/01/2024	1,455,000	1,656,587

Total Rhode Island		30,602,016

South Carolina – 1.05%
Aiken County Consolidated School District
4.00%, 04/01/2034	2,415,000	2,912,026
Connector 2000 Association, Inc.
0.00%, 01/01/2032	3,500,000	1,800,694
0.00%, 01/01/2042	2,790,222	715,257
0.00%, 07/22/2051	19,902,537	2,398,960
County of Richland SC
5.00%, 03/01/2025	2,900,000	3,393,224

	Principal Amount	Value
Lancaster County School District
5.00%, 03/01/2023	445,000	480,497
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	265,824
5.00%, 11/01/2023	300,000	332,633
5.00%, 11/01/2024	780,000	897,548
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	34,175,000	37,094,769
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,922,311
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,177,012
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	744,720
5.00%, 04/01/2031	510,000	632,131
5.00%, 05/01/2037	500,000	529,987
5.00%, 05/01/2042	500,000	525,482
5.00%, 11/15/2042	585,000	665,037
5.00%, 05/01/2043	4,675,000	5,649,062
5.00%, 04/01/2047	2,000,000	2,169,754
5.00%, 04/01/2052	1,750,000	1,896,584
5.00%, 11/15/2054	1,000,000	1,125,587
6.00%, 02/01/2035(3)(4)	525,000	210,000
6.25%, 02/01/2045(3)(4)	995,000	398,000
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,329,990
5.00%, 07/01/2027	3,120,000	3,845,729
5.00%, 07/01/2028	1,100,000	1,387,084
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,264,116
5.00%, 12/01/2032	1,500,000	1,794,428
5.00%, 12/01/2032	8,020,000	10,560,860
5.00%, 12/01/2035	1,500,000	1,817,043
5.00%, 12/01/2041	3,000,000	3,613,002
5.00%, 12/01/2049	1,900,000	2,127,360
5.75%, 12/01/2043	2,000,000	2,264,558
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	820,000	923,534
4.00%, 07/01/2050	750,000	847,158
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	362,973
Tender Option Bond Trust Receipts/Certificates
0.27%, 05/30/2022(1)(3)	3,220,000	3,220,000

Total South Carolina		104,294,934

South Dakota – 0.24%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	827,632
County of Lincoln SD
4.00%, 08/01/2051	2,060,000	2,318,695
Rapid City Area School District No 51-4

	Principal Amount	Value
3.00%, 08/01/2021	400,000	400,908
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2024	355,000	406,440
5.00%, 09/01/2025	880,000	1,039,204
5.00%, 09/01/2026	2,000,000	2,428,753
5.00%, 11/01/2029	800,000	940,354
5.00%, 11/01/2030	1,000,000	1,174,510
5.00%, 07/01/2033(1)	2,630,000	2,925,487
5.00%, 11/01/2042	145,000	153,137
5.00%, 11/01/2045	1,500,000	1,740,949
South Dakota Housing Development Authority
3.00%, 11/01/2051	1,230,000	1,345,325
4.00%, 11/01/2047	5,740,000	6,225,347
Tender Option Bond Trust Receipts/Certificates
0.13%, 09/01/2050(1)(3)	1,480,000	1,480,000

Total South Dakota		23,406,741

Tennessee – 1.26%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,109,091
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,004,544
5.00%, 10/01/2022	325,000	342,488
5.00%, 10/01/2030	500,000	568,200
5.00%, 10/01/2032	1,215,000	1,373,259
5.00%, 10/01/2035	2,260,000	2,543,524
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,025,001
5.00%, 07/01/2035	1,275,000	1,572,550
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,083,220
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	1,966,045
5.00%, 04/01/2024	1,000,000	1,119,320
5.00%, 04/01/2027	1,740,000	2,121,667
Memphis-Shelby County Airport Authority
5.00%, 07/01/2022	1,000,000	1,047,493
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	200,807
5.50%, 07/01/2037	600,000	606,386
Metropolitan Government of Nashville & Davidson County TN
5.00%, 07/01/2031	1,100,000	1,299,972
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,164,937
5.13%, 06/01/2036(3)	3,290,000	3,801,258
New Memphis Arena Public Building Authority
0.00%, 04/01/2029	625,000	642,481
0.00%, 04/01/2030	750,000	780,637
0.00%, 04/01/2031	650,000	686,450
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,426,262

	Principal Amount	Value
Tender Option Bond Trust Receipts/Certificates
0.33%, 12/01/2060(1)(3)	3,200,000	3,200,000
Tennergy Corp.
4.00%, 12/01/2051(1)	25,000,000	29,994,217
5.00%, 02/01/2050(1)	11,590,000	13,198,857
Tennessee Energy Acquisition Corp.
4.00%, 05/01/2048(1)	7,135,000	7,574,913
4.00%, 11/01/2049(1)	7,070,000	8,002,567
5.00%, 02/01/2027	2,725,000	3,281,192
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,837,107

Total Tennessee		124,574,445

Texas – 8.29%
Alamito Public Facility Corp.
1.51%, 05/01/2037(1)	5,000,000	5,017,489
Alamo Community College District
4.00%, 02/15/2022	665,000	681,060
4.00%, 02/15/2023	1,000,000	1,063,022
Arlington Higher Education Finance Corp.
5.00%, 08/15/2022	55,000	57,518
5.00%, 08/15/2023	55,000	59,626
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	491,245
5.00%, 08/01/2028	310,000	386,030
5.00%, 08/01/2031	300,000	369,099
5.00%, 08/01/2031	580,000	713,592
Austin Convention Enterprises, Inc.
5.00%, 01/01/2022	250,000	253,407
5.00%, 01/01/2023	250,000	259,995
5.00%, 01/01/2025	150,000	162,553
5.00%, 01/01/2028	820,000	948,208
5.00%, 01/01/2029	425,000	487,945
5.00%, 01/01/2030	720,000	778,743
5.00%, 01/01/2032	1,700,000	1,923,420
5.00%, 01/01/2034	730,000	782,462
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,548,212
5.00%, 10/01/2025	1,780,000	2,046,949
5.00%, 10/01/2026	1,400,000	1,646,471
5.00%, 10/01/2028	1,925,000	2,290,938
5.00%, 10/01/2030	2,175,000	2,553,557
5.00%, 10/01/2033	2,000,000	2,327,672
5.00%, 10/01/2034	2,000,000	2,323,486
5.00%, 10/01/2036	1,000,000	1,158,670
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,082,807
5.00%, 05/01/2024	1,000,000	1,125,673
5.00%, 05/01/2025	1,000,000	1,164,881
Birdville Independent School District
5.00%, 02/15/2026	725,000	871,695

	Principal Amount	Value
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.00%, 12/01/2045	290,000	312,356
5.25%, 12/01/2035	525,000	582,846
Board of Regents of the University of Texas System
2.50%, 08/15/2036(1)	2,630,000	2,630,000
4.00%, 08/15/2036	10,785,000	11,870,113
5.00%, 08/15/2021	505,000	507,974
Brenham Independent School District
0.00%, 02/15/2026	300,000	259,815
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,014,596
4.00%, 01/01/2033	965,000	1,154,240
4.00%, 01/01/2033	1,000,000	1,191,714
4.00%, 01/01/2036	500,000	592,734
4.00%, 01/01/2037	620,000	733,072
5.00%, 01/01/2022	500,000	511,746
5.00%, 01/01/2024	175,000	194,296
5.00%, 01/01/2025	225,000	258,479
5.00%, 01/01/2025	11,045,000	12,498,190
5.00%, 01/01/2028	300,000	352,732
5.00%, 01/01/2029	750,000	954,951
5.00%, 01/01/2031	500,000	654,257
5.00%, 01/01/2031	600,000	785,108
5.00%, 01/01/2032	500,000	652,515
5.00%, 01/01/2034	1,475,000	1,687,560
5.00%, 01/01/2035	600,000	790,980
5.00%, 01/01/2036	600,000	785,762
5.00%, 01/01/2037	1,055,000	1,374,508
5.00%, 01/01/2038	400,000	519,937
5.00%, 01/01/2039	500,000	648,342
5.00%, 01/01/2040	2,250,000	2,605,138
5.00%, 01/01/2046	1,600,000	1,853,395
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,788,583
5.00%, 08/15/2042	1,400,000	1,554,854
City of Arlington TX Special Tax Revenue
4.00%, 02/15/2044	1,250,000	1,427,833
5.00%, 02/15/2045	250,000	250,803
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,389,621
5.00%, 11/15/2028	1,000,000	1,139,631
5.00%, 11/15/2044	255,000	288,692
City of Crandall TX
3.38%, 09/15/2026(3)	50,000	50,037
4.00%, 09/15/2031(3)	100,000	100,135
City of Dallas TX
5.00%, 02/15/2023	1,225,000	1,261,504
5.00%, 02/15/2024	1,055,000	1,184,547
5.00%, 02/15/2027	8,125,000	10,015,579
City of Dallas TX Waterworks & Sewer System Revenue

	Principal Amount	Value
5.00%, 10/01/2027	530,000	629,510
5.00%, 10/01/2031	800,000	977,460
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,653,401
City of Elgin TX
4.00%, 07/15/2031	295,000	361,787
4.00%, 07/15/2033	240,000	292,411
4.00%, 07/15/2034	175,000	212,369
4.00%, 07/15/2037	280,000	336,693
4.00%, 07/15/2039	270,000	322,744
4.00%, 07/15/2039	305,000	364,581
4.00%, 07/15/2040	315,000	375,527
City of Fort Worth TX
5.00%, 03/01/2023	1,125,000	1,214,739
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	861,454
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,133,578
5.00%, 03/01/2025	750,000	874,271
5.00%, 03/01/2029	1,000,000	1,228,379
City of Houston TX Airport System Revenue
4.00%, 07/01/2035	1,100,000	1,335,402
4.00%, 07/01/2036	2,500,000	3,026,188
4.00%, 07/01/2041	1,510,000	1,798,769
4.75%, 07/01/2024	2,000,000	2,097,054
5.00%, 07/01/2027	1,250,000	1,308,584
5.00%, 07/01/2027	1,625,000	1,938,864
5.00%, 07/01/2027	3,000,000	3,749,344
5.00%, 07/15/2027	2,325,000	2,776,069
5.00%, 07/01/2029	1,000,000	1,255,946
5.00%, 07/01/2030	1,000,000	1,046,867
5.00%, 07/01/2031	1,750,000	2,193,257
5.00%, 07/01/2032	1,750,000	2,192,426
5.00%, 07/01/2033	1,770,000	2,346,893
5.00%, 07/01/2034	1,750,000	2,313,174
5.00%, 07/15/2035	800,000	889,388
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2028	5,000,000	4,623,066
4.00%, 11/15/2035	300,000	376,020
4.00%, 11/15/2036	300,000	374,657
5.00%, 11/15/2022	200,000	213,253
5.00%, 11/15/2023	225,000	250,596
5.00%, 05/15/2028	410,000	462,179
5.00%, 11/15/2033	400,000	487,586
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,535,359
City of Mission TX
5.00%, 02/15/2027	230,000	280,543
5.00%, 02/15/2027	335,000	408,618
5.00%, 02/15/2028	250,000	312,283

	Principal Amount	Value
5.00%, 02/15/2029	125,000	159,430
City of Pearland TX
5.00%, 03/01/2024	650,000	731,832
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,475,722
5.00%, 07/01/2028	1,750,000	2,212,104
5.00%, 07/01/2030	1,000,000	1,277,952
City of San Antonio TX Electric & Gas Systems Revenue
1.13%, 12/01/2045(1)	22,440,000	22,768,771
1.75%, 02/01/2049(1)	4,000,000	4,187,040
2.00%, 02/01/2033(1)	1,115,000	1,116,544
5.00%, 02/01/2030	1,000,000	1,246,024
5.00%, 02/01/2037	800,000	1,055,083
5.00%, 02/01/2038	1,530,000	2,013,144
5.00%, 02/01/2039	1,700,000	2,231,339
5.00%, 02/01/2040	1,465,000	1,919,577
5.00%, 02/01/2041	570,000	744,948
City of Temple TX
4.00%, 08/01/2031	225,000	268,866
4.00%, 08/01/2033	200,000	237,006
4.00%, 08/01/2034	240,000	283,389
4.00%, 08/01/2035	215,000	253,079
4.00%, 08/01/2039	220,000	256,817
4.00%, 08/01/2041	170,000	198,079
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,914,249
Clifton Higher Education Finance Corp.
2.38%, 08/15/2046	1,000,000	988,226
3.00%, 08/15/2032	370,000	420,263
3.00%, 08/15/2033	260,000	292,968
3.00%, 08/15/2034	655,000	732,515
3.00%, 08/15/2035	680,000	757,078
3.00%, 08/15/2036	330,000	365,786
3.00%, 08/15/2037	730,000	806,632
3.00%, 08/15/2038	380,000	418,808
3.00%, 08/15/2039	780,000	856,571
3.00%, 08/15/2040	935,000	1,023,930
3.00%, 08/15/2041	965,000	1,052,855
5.00%, 08/15/2030	170,000	223,880
5.00%, 08/15/2031	100,000	133,768
6.13%, 08/15/2048	4,750,000	5,545,569
Coppell Independent School District
4.00%, 08/15/2034	2,310,000	2,729,220
4.00%, 08/15/2036	2,580,000	3,038,440
5.00%, 08/15/2033	2,985,000	3,806,980
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,058,913
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,877,993
5.00%, 02/15/2031	1,280,000	1,525,436

	Principal Amount	Value
County of Harris TX
5.00%, 10/01/2027	5,000,000	6,313,869
Cypress-Fairbanks Independent School District
1.25%, 02/15/2036(1)	390,000	394,514
1.25%, 02/15/2036(1)	1,190,000	1,203,774
2.13%, 02/15/2040(1)	10,000,000	10,023,149
5.00%, 02/15/2025	1,000,000	1,125,036
5.00%, 02/15/2025	1,205,000	1,403,422
5.00%, 02/15/2027	470,000	564,385
Dallas Area Rapid Transit
5.00%, 12/01/2024	550,000	636,778
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,254,361
Dallas Fort Worth International Airport
4.00%, 11/01/2034	1,930,000	2,379,871
4.00%, 11/01/2035	3,870,000	4,762,887
5.00%, 11/01/2031	2,310,000	3,086,132
5.00%, 11/01/2032	1,600,000	1,753,204
5.00%, 11/01/2037	10,100,000	10,260,091
5.00%, 11/01/2038	3,110,000	3,159,295
5.00%, 11/01/2042	8,710,000	8,848,059
5.00%, 11/01/2044	300,000	317,951
Dallas Independent School District
4.00%, 02/15/2023	1,250,000	1,327,304
4.00%, 02/15/2025	1,655,000	1,871,957
4.00%, 02/15/2026	1,000,000	1,159,774
5.00%, 02/15/2036(1)	85,000	87,546
5.00%, 02/15/2036	1,045,000	1,076,300
5.00%, 02/15/2036(1)	2,175,000	2,240,147
5.00%, 02/15/2036(1)	2,180,000	2,245,991
Denton Independent School District
0.00%, 08/15/2025	500,000	488,420
2.00%, 08/01/2044(1)	1,275,000	1,337,892
Deutsche Bank Spears/Lifers Trust
0.10%, 10/01/2021(1)(3)	3,300,000	3,300,000
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,358,797
5.00%, 08/15/2029	50,000	53,667
Fort Bend Independent School District
0.72%, 08/01/2051(1)	6,155,000	6,139,996
0.88%, 08/01/2050(1)	3,540,000	3,572,730
1.50%, 08/01/2042(1)	940,000	941,038
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	463,625
5.00%, 02/15/2026	1,365,000	1,639,809
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,694,854
5.00%, 10/01/2031	2,630,000	3,310,319
5.00%, 10/01/2033	1,205,000	1,514,236
5.00%, 10/01/2034	1,500,000	1,881,275

	Principal Amount	Value
5.00%, 10/01/2052(1)	9,610,000	10,576,552
Greater Texoma Utility Authority
5.00%, 10/01/2022	140,000	148,149
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	661,927
5.00%, 07/01/2042	25,000	26,185
Gulf Coast Industrial Development Authority
4.88%, 05/01/2025	2,250,000	2,302,836
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,600,934
Harris County Cultural Education Facilities Finance Corp.
0.90%, 05/15/2050(1)	1,630,000	1,630,630
5.00%, 01/01/2043	180,000	187,732
5.00%, 07/01/2049(1)	1,390,000	1,479,511
5.00%, 07/01/2049(1)	1,480,000	1,703,704
5.00%, 07/01/2049(1)	5,000,000	6,112,235
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	240,000	246,295
2.70%, 08/15/2042(1)	2,660,000	2,715,472
Houston Higher Education Finance Corp.
3.38%, 10/01/2037	1,000,000	1,000,424
Houston Independent School District
2.25%, 06/01/2039(1)	5,000,000	5,089,411
4.00%, 06/01/2029(1)	1,200,000	1,284,537
4.00%, 06/01/2039(1)	4,415,000	4,726,024
5.00%, 02/15/2030	1,000,000	1,192,249
Irving Hospital Authority
5.00%, 10/15/2035	625,000	734,254
Lake Houston Redevelopment Authority
3.00%, 09/01/2039	350,000	369,889
4.00%, 09/01/2035	250,000	297,983
5.00%, 09/01/2026	230,000	276,461
5.00%, 09/01/2030	250,000	321,071
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,325,626
5.00%, 11/01/2035	1,000,000	1,204,890
5.25%, 11/01/2040	3,015,000	3,082,971
Lower Colorado River Authority
5.00%, 05/15/2022	300,000	312,505
5.00%, 05/15/2022	565,000	588,550
5.00%, 05/15/2022	1,025,000	1,067,724
5.00%, 05/15/2025	1,190,000	1,392,923
5.00%, 05/15/2026	1,000,000	1,205,763
5.00%, 05/15/2036	1,425,000	1,809,428
5.00%, 05/15/2038	3,480,000	4,495,775
5.00%, 05/15/2039	5,750,000	7,411,298
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,113,853
Mission Economic Development Corp.
0.20%, 07/01/2040(1)	5,000,000	5,000,010

	Principal Amount	Value
4.63%, 10/01/2031(3)	3,955,000	4,184,583
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	57,259
5.00%, 09/15/2033	270,000	308,719
5.00%, 09/15/2034	55,000	62,806
5.00%, 09/15/2035	1,145,000	1,306,389
5.00%, 09/15/2036	75,000	85,482
5.00%, 09/15/2037	1,245,000	1,417,060
5.00%, 09/15/2038	125,000	142,115
5.00%, 09/15/2043	380,000	429,821
5.00%, 09/15/2048	1,070,000	1,206,651
Needville Independent School District
5.00%, 08/15/2025	1,175,000	1,388,751
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	832,713
5.00%, 08/15/2026	200,000	243,356
5.00%, 08/15/2027	375,000	468,886
5.00%, 04/01/2029	1,000,000	1,077,825
5.00%, 08/15/2030	3,500,000	4,302,693
5.00%, 04/01/2031	335,000	402,488
5.00%, 10/01/2031	160,000	177,303
5.00%, 11/01/2031	1,750,000	1,990,777
5.00%, 04/01/2034	475,000	534,636
5.00%, 10/01/2034	185,000	204,141
5.00%, 07/01/2035	2,100,000	1,816,500
5.00%, 04/01/2036	820,000	985,195
5.00%, 04/01/2037	1,310,000	1,618,434
5.00%, 10/01/2039	250,000	273,859
5.00%, 07/01/2040	4,000,000	4,545,635
5.00%, 11/01/2040	1,100,000	1,232,084
5.00%, 07/01/2047	1,075,000	924,500
5.00%, 04/01/2048	1,250,000	1,501,822
5.00%, 07/01/2058	275,000	333,923
5.25%, 10/01/2049	610,000	670,362
5.50%, 11/15/2052	250,000	268,321
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	593,297
North East Independent School District
1.42%, 08/01/2040(1)	440,000	440,457
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
5.00%, 06/01/2027	1,025,000	1,281,556
5.00%, 06/01/2028	1,050,000	1,315,748
5.00%, 06/01/2029	600,000	749,642
North Texas Tollway Authority
4.00%, 01/01/2033	1,000,000	1,230,456
4.00%, 01/01/2034	1,000,000	1,226,531
4.00%, 01/01/2035	1,000,000	1,223,724
4.00%, 01/01/2036	1,350,000	1,646,162
4.00%, 01/01/2037	1,650,000	2,006,185
4.00%, 01/01/2038	1,250,000	1,516,229

	Principal Amount	Value
4.00%, 01/01/2040	1,250,000	1,504,911
5.00%, 01/01/2023	90,000	96,511
5.00%, 01/01/2023	145,000	155,402
5.00%, 01/01/2025	705,000	817,069
5.00%, 01/01/2025	860,000	996,708
5.00%, 01/01/2030	75,000	88,370
5.00%, 01/01/2030	6,250,000	6,930,880
5.00%, 01/01/2031	105,000	123,301
5.00%, 01/01/2031	500,000	589,321
5.00%, 01/01/2031	1,100,000	1,364,054
5.00%, 01/01/2031	1,900,000	2,105,986
5.00%, 01/01/2032	1,100,000	1,360,403
5.00%, 01/01/2033	500,000	603,444
5.00%, 01/01/2033	1,250,000	1,544,274
5.00%, 01/01/2033	3,150,000	3,605,763
5.00%, 01/01/2034	1,400,000	1,725,712
5.00%, 01/01/2035	1,500,000	1,846,005
5.00%, 01/01/2036	550,000	651,238
5.00%, 01/01/2039	170,000	201,127
5.00%, 01/01/2040	2,000,000	2,137,226
5.50%, 09/01/2041	5,840,000	5,891,167
Northside Independent School District
0.70%, 06/01/2050(1)	24,595,000	24,684,509
1.60%, 08/01/2049(1)	15,030,000	15,535,889
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,591,427
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,430,158
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	281,859
Pflugerville Independent School District
2.50%, 02/15/2039(1)	1,340,000	1,400,456
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,030,086
Port Beaumont Navigation District
4.00%, 01/01/2050(3)	1,035,000	1,074,083
Port of Port Arthur Navigation District
0.06%, 04/01/2040(1)	32,635,000	32,635,000
0.06%, 04/01/2040(1)	33,090,000	33,090,000
0.07%, 04/01/2040(1)	6,165,000	6,165,000
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	990,106
San Antonio Water System
2.00%, 05/01/2044(1)	900,000	919,906
4.00%, 05/15/2039	4,500,000	5,485,242
5.00%, 05/15/2032	3,000,000	3,257,118
Southwest Houston Redevelopment Authority
4.00%, 09/01/2031	400,000	468,157
4.00%, 09/01/2032	400,000	466,076
4.00%, 09/01/2033	425,000	492,106

	Principal Amount	Value
4.00%, 09/01/2034	355,000	409,947
4.00%, 09/01/2035	225,000	259,391
4.00%, 09/01/2036	700,000	805,819
5.00%, 09/01/2028	350,000	429,651
5.00%, 09/01/2029	345,000	429,757
5.00%, 09/01/2030	300,000	378,588
State of Texas
1.85%, 08/01/2029(1)	515,000	515,492
4.00%, 10/01/2032	1,200,000	1,310,545
5.00%, 08/01/2025	2,035,000	2,240,523
5.00%, 08/01/2026	1,000,000	1,146,751
5.00%, 04/01/2027	5,000,000	6,020,043
5.00%, 04/01/2039	10,000,000	11,299,611
5.50%, 08/01/2026	1,000,000	1,238,092
5.50%, 08/01/2032	1,000,000	1,235,276
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	317,914
5.00%, 07/01/2026	1,775,000	2,137,608
5.00%, 11/15/2035	1,015,000	977,659
5.00%, 11/15/2035	1,750,000	1,950,706
5.00%, 11/15/2037	4,400,000	5,228,137
5.00%, 11/15/2040	1,650,000	1,907,235
5.00%, 11/15/2040	1,800,000	1,993,774
5.00%, 11/15/2045	1,175,000	1,060,159
5.00%, 11/15/2046	1,615,000	1,856,218
5.75%, 12/01/2054	530,708	568,252
Tender Option Bond Trust Receipts/Certificates
0.13%, 01/01/2029(1)(3)	1,155,000	1,155,000
0.13%, 01/01/2029(1)(3)	1,850,000	1,850,000
0.13%, 01/01/2029(1)(3)	2,250,000	2,250,000
0.15%, 01/01/2040(1)(3)	800,000	800,000
0.33%, 04/01/2059(1)(3)	3,300,000	3,300,000
0.33%, 11/01/2060(1)(3)	3,400,000	3,400,000
0.33%, 01/01/2061(1)(3)	1,000,000	1,000,000
0.33%, 01/01/2061(1)(3)	2,550,000	2,550,000
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,532,155
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,637,375	1,726,310
3.50%, 03/01/2051	6,730,000	7,552,942
4.00%, 03/01/2050	1,690,000	1,914,763
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	481,874
5.25%, 12/15/2025	3,000,000	3,581,726
6.25%, 12/15/2026	6,600,000	7,776,681
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2022	1,000,000	1,067,211
5.00%, 12/15/2023	1,250,000	1,388,769
5.00%, 12/15/2028	7,000,000	8,933,516
5.00%, 12/15/2029	5,050,000	6,561,064

	Principal Amount	Value
5.00%, 12/15/2030	10,850,000	14,238,776
5.00%, 12/15/2031	1,025,000	1,366,205
5.00%, 12/15/2032	6,150,000	8,308,516
Texas Municipal Power Agency
3.00%, 09/01/2034	785,000	836,457
3.00%, 09/01/2038	2,900,000	3,054,512
3.00%, 09/01/2040	1,800,000	1,885,842
5.00%, 09/01/2033	920,000	923,395
5.00%, 09/01/2034	945,000	948,527
5.00%, 09/01/2035	1,200,000	1,204,359
Texas Private Activity Bond Surface Transportation Corp.
4.00%, 12/31/2032	2,500,000	3,021,791
4.00%, 12/31/2033	2,040,000	2,455,951
4.00%, 06/30/2036	1,175,000	1,402,953
5.00%, 12/31/2050	5,410,000	6,097,811
5.00%, 12/31/2055	2,755,000	3,097,760
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,914,033
Texas State University System
5.00%, 03/15/2026	800,000	963,553
5.00%, 03/15/2029	610,000	751,595
5.00%, 03/15/2032	1,325,000	1,619,792
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	713,477
0.00%, 08/01/2037	725,000	414,759
0.00%, 08/01/2038	800,000	433,291
0.00%, 08/01/2039	710,000	364,273
0.00%, 08/01/2040	1,500,000	727,175
5.00%, 08/01/2057	2,930,000	3,431,321
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,564,358
Texas Water Development Board
5.00%, 04/15/2028	1,500,000	1,921,212
5.00%, 10/15/2028	2,370,000	3,071,901
5.00%, 04/15/2029	2,000,000	2,619,729
5.00%, 10/15/2029	4,100,000	5,427,897
5.00%, 04/15/2030	2,000,000	2,670,611
5.00%, 10/15/2030	3,060,000	4,129,201
University of Houston
5.00%, 02/15/2030	860,000	1,022,802
Uptown Development Authority
5.00%, 09/01/2033	715,000	827,829
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	568,795
4.00%, 12/01/2031	560,000	609,798
4.00%, 12/01/2032	580,000	630,563
4.00%, 12/01/2033	605,000	656,897

Total Texas		819,529,953

	Principal Amount	Value
Utah – 0.39%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,169,398
5.00%, 07/01/2026	1,700,000	2,045,437
5.00%, 07/01/2026	3,000,000	3,609,595
5.00%, 07/01/2030	1,000,000	1,244,781
5.00%, 07/01/2042	2,500,000	2,992,838
5.25%, 07/01/2048	3,000,000	3,682,367
State of Utah
5.00%, 07/01/2023	1,760,000	1,929,832
Tender Option Bond Trust Receipts/Certificates
0.33%, 04/01/2065(1)(3)	6,600,000	6,600,000
Utah Charter School Finance Authority
4.00%, 04/15/2040	2,440,000	2,812,425
4.00%, 10/15/2040	2,130,000	2,475,791
4.50%, 06/15/2027(3)	1,000,000	1,083,132
Utah Infrastructure Agency
3.00%, 10/15/2026	500,000	551,551
4.00%, 10/15/2028	350,000	414,514
4.00%, 10/15/2029	610,000	731,046
4.00%, 10/15/2033	500,000	593,769
4.00%, 10/15/2034	1,410,000	1,668,588
4.00%, 10/15/2036	500,000	588,390
4.00%, 10/15/2038	1,335,000	1,562,602
Utah Transit Authority
4.00%, 12/15/2031	2,880,000	3,248,871

Total Utah		39,004,927

Vermont – 0.06%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,190,146
5.00%, 10/15/2029	890,000	1,047,240
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	923,019
5.00%, 06/15/2026	100,000	118,300
5.00%, 06/15/2026	500,000	591,499
5.00%, 06/15/2027	700,000	822,200
5.00%, 06/15/2030	450,000	562,620
5.00%, 06/15/2031	500,000	632,132

Total Vermont		5,887,156

Virgin Islands – 0.03%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,135,302

Total Virgin Islands		3,135,302

Virginia – 1.22%
Arlington County Industrial Development Authority
5.00%, 07/01/2027	905,000	1,128,644
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,518,534
5.00%, 07/01/2046	4,535,000	5,395,634
5.00%, 07/01/2051	1,670,000	1,985,192
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,751,864

	Principal Amount	Value
County of Botetourt VA
4.75%, 07/01/2023	60,000	62,434
6.00%, 07/01/2034	1,500,000	1,699,471
County of Loudoun VA
5.00%, 12/01/2023	825,000	920,309
Deutsche Bank Spears/Lifers Trust
0.10%, 05/15/2030(1)(3)	5,135,000	5,135,000
Fairfax County Economic Development Authority
5.00%, 12/01/2042	1,290,000	1,385,161
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,220,922
5.00%, 05/15/2044	975,000	1,087,822
Farmville Industrial Development Authority
5.00%, 01/01/2032	1,255,000	1,552,337
5.00%, 01/01/2033	1,320,000	1,628,544
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	556,442
Hampton Roads Sanitation District
5.00%, 07/01/2021	150,000	150,000
Hampton Roads Transportation Accountability Commission
5.00%, 07/01/2027	835,000	1,050,826
5.50%, 07/01/2057	1,275,000	1,588,953
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,120,000	1,146,849
5.00%, 07/01/2047	2,080,000	2,127,585
Norfolk Airport Authority
4.00%, 07/01/2022	240,000	248,886
4.00%, 07/01/2023	235,000	252,013
5.00%, 07/01/2024	325,000	368,165
5.00%, 07/01/2025	490,000	572,794
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,870,000	3,871,404
5.00%, 01/01/2046	240,000	250,467
5.00%, 01/01/2049	500,000	533,744
Salem Economic Development Authority
5.00%, 04/01/2030	710,000	899,091
5.00%, 04/01/2031	400,000	503,934
5.00%, 04/01/2032	700,000	879,201
5.00%, 04/01/2033	350,000	438,321
5.00%, 04/01/2034	925,000	1,155,154
Stafford County Economic Development Authority
4.00%, 06/15/2037	50,000	55,749
5.00%, 06/15/2030	150,000	177,637
5.00%, 06/15/2033	150,000	176,546
5.00%, 06/15/2034	500,000	587,492
Tobacco Settlement Financing Corp.
0.00%, 06/01/2047	3,000,000	704,589
Virginia Beach Development Authority
5.00%, 07/15/2021	170,000	170,301
Virginia College Building Authority

	Principal Amount	Value
5.00%, 02/01/2022	150,000	154,248
5.00%, 06/01/2022	150,000	156,260
5.00%, 02/01/2023	700,000	753,664
5.00%, 06/01/2023	125,000	135,812
5.00%, 09/01/2023	1,000,000	1,103,005
5.00%, 02/01/2026	1,000,000	1,202,422
5.00%, 02/01/2030	1,500,000	1,891,980
5.00%, 07/01/2030(3)	500,000	550,873
5.00%, 06/01/2031	175,000	229,371
5.00%, 02/01/2034	1,000,000	1,309,650
5.00%, 07/01/2045(3)	500,000	538,382
5.00%, 07/01/2045(3)	1,000,000	1,076,763
5.25%, 07/01/2035(3)	1,000,000	1,098,396
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,034,269
5.00%, 09/15/2023	2,500,000	2,763,057
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,089,968
Virginia Public Building Authority
5.00%, 08/01/2022	1,050,000	1,105,166
5.00%, 08/01/2022	1,490,000	1,568,283
5.00%, 08/01/2023	1,425,000	1,567,973
5.00%, 08/01/2024	2,245,000	2,570,719
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,636,891
5.00%, 08/01/2022	3,275,000	3,445,595
Virginia Small Business Financing Authority
5.00%, 01/01/2026	750,000	883,689
5.00%, 01/01/2027	1,000,000	1,212,412
5.00%, 07/01/2034	1,000,000	1,023,243
5.00%, 01/01/2040	3,540,000	3,621,705
5.00%, 01/01/2040	4,135,000	4,230,437
5.00%, 01/01/2044	1,160,000	1,186,538
5.00%, 01/01/2048(1)(3)	500,000	531,859
5.00%, 07/01/2049	5,860,000	5,993,169
5.00%, 12/31/2049	3,105,000	3,738,845
5.00%, 12/31/2052	1,500,000	1,797,987
5.00%, 12/31/2056	4,705,000	5,635,945
5.50%, 01/01/2042	6,590,000	6,908,537
Wise County Industrial Development Authority
1.20%, 11/01/2040(1)	3,355,000	3,432,760
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	614,641

Total Virginia		120,732,525

Washington – 3.03%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,090,267
Auburn School District No 408 of King & Pierce Counties
4.00%, 12/01/2034	1,225,000	1,455,588
4.00%, 12/01/2036	1,140,000	1,354,162

	Principal Amount	Value
5.00%, 12/01/2033	2,000,000	2,509,024
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,135,613
City of Seattle WA Municipal Light & Power Revenue
0.52% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,013,895
4.00%, 01/01/2032	3,385,000	3,993,924
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	812,357
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	549,723
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	435,309
5.00%, 01/01/2023	375,000	401,961
5.00%, 01/01/2023	750,000	803,921
5.00%, 01/01/2024	395,000	441,486
County of King WA Sewer Revenue
5.00%, 01/01/2047	29,000,000	32,446,229
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	811,205
5.00%, 12/01/2031	925,000	1,172,237
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,224,866
5.00%, 07/01/2028	15,000,000	19,252,107
5.00%, 07/01/2034	6,890,000	9,124,688
King & Snohomish Counties School District No 417 Northshore
4.00%, 12/01/2033	5,500,000	6,034,924
King County Housing Authority
4.00%, 06/01/2026	450,000	516,207
4.00%, 06/01/2027	620,000	722,851
4.00%, 06/01/2028	1,115,000	1,316,435
4.00%, 06/01/2029	840,000	1,004,528
4.00%, 06/01/2030	400,000	483,636
4.00%, 06/01/2031	650,000	776,215
4.00%, 11/01/2031	1,640,000	1,971,955
4.00%, 06/01/2032	625,000	739,653
4.00%, 11/01/2032	1,705,000	2,044,507
4.00%, 06/01/2033	500,000	588,988
4.00%, 06/01/2034	525,000	616,641
4.00%, 06/01/2035	735,000	861,958
5.00%, 11/01/2027	1,000,000	1,241,702
5.00%, 11/01/2028	1,430,000	1,814,652
5.00%, 11/01/2029	750,000	970,178
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,405,043
King County School District No 210 Federal Way
4.00%, 12/01/2035	2,000,000	2,377,099
King County School District No 412 Shoreline
4.00%, 12/01/2036	2,000,000	2,416,331
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	2,002,040

	Principal Amount	Value
5.00%, 12/01/2036	3,205,000	4,005,501
5.00%, 12/01/2037	1,425,000	1,777,109
5.00%, 12/01/2038	865,000	1,076,834
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,242,487
Port of Seattle WA
5.00%, 07/01/2024	595,000	648,656
5.00%, 04/01/2029	5,050,000	6,439,984
5.00%, 04/01/2030	2,000,000	2,257,195
5.00%, 04/01/2034	1,000,000	1,122,104
5.00%, 04/01/2036	3,130,000	3,896,861
5.00%, 01/01/2037	3,500,000	4,245,526
5.00%, 08/01/2039	13,380,000	17,357,457
Seattle Housing Authority
0.18%, 06/01/2040(1)	600,000	600,000
1.00%, 06/01/2026	4,720,000	4,715,506
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,416,139
State of Washington
5.00%, 09/01/2021	2,670,000	2,691,347
5.00%, 08/01/2027	235,000	287,204
5.00%, 08/01/2027	550,000	650,946
5.00%, 08/01/2028	235,000	287,072
5.00%, 08/01/2030	235,000	286,018
5.00%, 08/01/2030	1,830,000	2,285,233
5.00%, 06/01/2034	660,000	837,686
5.00%, 07/01/2036	1,505,000	1,930,398
Tender Option Bond Trust Receipts/Certificates
0.13%, 03/01/2028(1)(3)	3,000,000	3,000,000
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2031	1,100,000	1,411,978
Tobacco Settlement Authority
5.00%, 06/01/2023	1,000,000	1,090,200
5.00%, 06/01/2024	1,000,000	1,090,957
Washington Health Care Facilities Authority
1.08% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,035,703
5.00%, 08/15/2022	1,200,000	1,264,872
5.00%, 08/15/2023	650,000	715,644
5.00%, 10/01/2024	465,000	493,518
5.00%, 07/01/2025	360,000	420,828
5.00%, 08/01/2028	1,005,000	1,278,152
5.00%, 07/01/2029	115,000	142,167
5.00%, 07/01/2030	410,000	503,779
5.00%, 08/01/2030	3,500,000	4,493,267
5.00%, 08/15/2030	1,000,000	1,196,619
5.00%, 08/15/2031	845,000	1,008,143
5.00%, 09/01/2031	185,000	246,032
5.00%, 08/15/2032	480,000	571,539
5.00%, 09/01/2032	180,000	238,702
5.00%, 09/01/2033	225,000	297,453

	Principal Amount	Value
5.00%, 07/01/2034	105,000	127,755
5.00%, 09/01/2034	450,000	593,329
5.00%, 09/01/2035	365,000	480,464
5.00%, 10/01/2038	11,320,000	12,795,150
5.00%, 07/01/2042	2,415,000	2,899,066
5.00%, 08/01/2049(1)	10,000,000	11,616,428
5.00%, 09/01/2050	500,000	640,540
Washington Higher Education Facilities Authority
4.00%, 05/01/2045	1,000,000	1,149,226
4.00%, 05/01/2050	950,000	1,086,717
5.00%, 05/01/2025	100,000	115,174
5.00%, 05/01/2026	375,000	443,218
5.00%, 05/01/2028	420,000	518,063
5.00%, 05/01/2029	180,000	226,087
5.00%, 10/01/2029	1,855,000	2,209,767
5.00%, 10/01/2033	735,000	865,139
Washington State Convention Center Public Facilities District
4.00%, 07/01/2031	15,125,000	17,699,304
Washington State Housing Finance Commission
0.58% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,067,004
1.55%, 07/01/2022(1)	10,000,000	10,066,614
2.38%, 01/01/2026(3)	600,000	600,479
3.50%, 12/20/2035	2,147,592	2,504,990
3.70%, 07/01/2030	5,000,000	5,678,914
4.00%, 07/01/2026(3)	1,055,000	1,108,237
5.00%, 01/01/2024(3)	180,000	194,739
5.00%, 01/01/2025(3)	375,000	416,844
5.00%, 01/01/2026(3)	300,000	341,712
5.00%, 07/01/2031(3)	1,000,000	1,090,020
5.00%, 07/01/2053(3)	400,000	436,138
5.00%, 01/01/2055(3)	775,000	866,856
Washington State University
5.00%, 04/01/2029	425,000	475,877
5.00%, 04/01/2029	860,000	970,500

Total Washington		299,775,272

West Virginia – 0.12%
Monongalia County Commission Excise Tax District
4.13%, 06/01/2043(3)	750,000	845,176
4.88%, 06/01/2043(3)	250,000	272,622
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	231,006
5.75%, 06/01/2043(3)	200,000	231,355
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,442,261
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,676,459
West Virginia Economic Development Authority
5.00%, 07/01/2045(1)	900,000	970,199
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	772,615

	Principal Amount	Value
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	728,653
5.00%, 07/01/2024	500,000	568,653
5.00%, 07/01/2032	940,000	1,136,130

Total West Virginia		11,875,129

Wisconsin – 1.48%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	689,805
5.00%, 11/15/2032	500,000	604,509
Public Finance Authority
3.00%, 04/01/2025(3)	325,000	337,850
4.00%, 08/01/2035(6)	6,250,000	6,417,604
4.13%, 05/01/2026(3)	635,000	658,374
5.00%, 06/01/2022	175,000	182,634
5.00%, 06/01/2023	195,000	212,338
5.00%, 06/01/2024	200,000	226,566
5.00%, 06/01/2025	450,000	527,703
5.00%, 12/01/2025	1,000,000	1,167,570
5.00%, 06/01/2026	385,000	465,451
5.00%, 06/01/2027	410,000	509,127
5.00%, 12/01/2027	4,065,000	4,598,979
5.00%, 05/15/2028(3)	200,000	220,627
5.00%, 05/01/2029(3)	2,330,000	2,177,177
5.00%, 06/15/2034	500,000	597,328
5.00%, 07/01/2035	5,000,000	6,287,897
5.00%, 07/01/2036	305,000	392,262
5.00%, 01/01/2037	500,000	634,235
5.00%, 06/15/2037(3)	1,130,000	1,189,466
5.00%, 07/01/2037	825,000	885,755
5.00%, 01/01/2038	350,000	442,399
5.00%, 07/01/2038	375,000	479,835
5.00%, 06/15/2039(3)	410,000	452,037
5.00%, 06/15/2039	500,000	590,136
5.00%, 04/01/2040(3)	400,000	483,005
5.00%, 01/01/2042	600,000	648,360
5.00%, 10/01/2043(3)	170,000	188,602
5.00%, 10/01/2048(3)	1,865,000	2,061,924
5.00%, 06/15/2049(3)	420,000	457,781
5.00%, 06/15/2049(3)	750,000	802,145
5.00%, 06/15/2049	1,100,000	1,280,446
5.00%, 04/01/2050(3)	550,000	654,555
5.00%, 10/01/2053(3)	1,305,000	1,440,022
5.00%, 06/15/2054(3)	455,000	494,838
5.00%, 05/01/2055(3)	3,400,000	3,049,217
5.00%, 07/01/2055(3)	550,000	612,355
5.20%, 06/01/2037	500,000	528,957
5.25%, 05/15/2037(3)	500,000	551,643
5.25%, 05/15/2042(3)	60,000	66,081
5.25%, 10/01/2043	2,105,000	2,462,121
5.25%, 05/15/2047(3)	60,000	66,081

	Principal Amount	Value
5.25%, 10/01/2048	2,105,000	2,451,797
5.25%, 05/15/2052(3)	115,000	126,655
5.30%, 06/01/2047	500,000	524,863
State of Wisconsin
5.00%, 05/01/2023	2,000,000	2,177,552
5.00%, 05/01/2023	4,000,000	4,348,926
5.00%, 05/01/2024	7,470,000	8,453,982
5.00%, 05/01/2025	520,000	600,424
5.00%, 05/01/2025	1,730,000	2,033,219
5.00%, 05/01/2025	5,335,000	6,247,829
5.00%, 05/01/2030	1,000,000	1,215,546
5.00%, 05/01/2032	450,000	571,837
5.00%, 05/01/2033	9,790,000	12,418,200
5.00%, 05/01/2034	2,400,000	2,882,934
Tender Option Bond Trust Receipts/Certificates
0.13%, 06/01/2028(1)(3)	1,800,000	1,800,000
0.18%, 12/15/2050(1)(3)	500,000	500,000
Wisconsin Center District
0.00%, 12/15/2028	1,025,000	924,076
0.00%, 12/15/2030	550,000	470,788
0.00%, 12/15/2030	1,045,000	894,496
0.00%, 12/15/2032	1,400,000	1,113,974
0.00%, 12/15/2033	1,500,000	1,149,364
Wisconsin Department of Transportation
4.00%, 07/01/2021	400,000	400,000
Wisconsin Health & Educational Facilities Authority
0.68% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,034,443
2.55%, 11/01/2027	390,000	390,693
2.83%, 11/01/2028	605,000	606,400
4.00%, 02/15/2025	270,000	303,749
4.00%, 02/15/2026	510,000	581,119
4.00%, 02/15/2031	460,000	524,147
4.00%, 02/15/2033	550,000	626,697
5.00%, 05/01/2022	550,000	569,504
5.00%, 10/01/2022	330,000	348,783
5.00%, 12/01/2022	560,000	597,223
5.00%, 11/01/2024	155,000	166,635
5.00%, 04/01/2025	2,000,000	2,340,508
5.00%, 04/01/2026	1,000,000	1,208,179
5.00%, 02/15/2027	300,000	354,032
5.00%, 04/01/2027	1,700,000	2,112,573
5.00%, 10/01/2027	580,000	720,773
5.00%, 04/01/2028	900,000	1,146,212
5.00%, 10/01/2028	700,000	883,998
5.00%, 11/01/2029	760,000	849,367
5.00%, 04/01/2030	1,670,000	2,136,000
5.00%, 12/15/2033	1,450,000	1,873,061
5.00%, 09/01/2036	400,000	497,573
5.00%, 09/15/2037	650,000	678,118
5.00%, 09/15/2050	645,000	690,377

	Principal Amount	Value
5.00%, 08/15/2054(1)	830,000	1,011,419
5.00%, 08/15/2054(1)	1,260,000	1,292,851
Wisconsin Housing & Economic Development Authority
0.40%, 05/01/2045(1)	5,000,000	5,001,201
0.50%, 11/01/2050(1)	2,350,000	2,347,904
1.55%, 11/01/2038(1)	1,750,000	1,751,874
1.60%, 11/01/2048(1)	6,000,000	6,026,291
3.00%, 03/01/2052	1,520,000	1,670,563
3.50%, 09/01/2050	2,385,000	2,637,293
Wisconsin Rapids School District
2.00%, 01/06/2022	2,750,000	2,758,664

Total Wisconsin		146,840,483

Wyoming – 0.13%
County of Laramie WY
4.00%, 05/01/2026	200,000	230,775
4.00%, 05/01/2031	500,000	612,632
4.00%, 05/01/2033	500,000	607,544
4.00%, 05/01/2035	500,000	604,502
4.00%, 05/01/2038	1,365,000	1,633,547
Wyoming Community Development Authority
3.00%, 06/01/2049	8,000,000	8,714,696

Total Wyoming		12,403,696

Total Municipal Bonds (Cost: $9,079,794,366)		9,496,581,245

	Shares	Value
SHORT-TERM INVESTMENTS – 5.44%
Money Market Funds – 5.02%
Fidelity Institutional Money Market Government Fund - Class I, 0.01%(5)	496,828,340	496,828,340

Total Money Market Funds (Cost: $496,828,340)		496,828,340

	Principal Amount	Value
Commercial Paper – 0.18%
California Statewide Communities Development Authority, 0.17%, 12/09/2021	$17,335,000	17,336,536

Total Commercial Paper (Cost: $17,335,000)		17,336,536

Time Deposits – 0.24%
BBVA, Madrid, 0.01% due 07/01/2021	3,156,672	3,156,672
Citibank, New York, 0.01% due 07/01/2021	12,136,012	12,136,012
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021	290	290
Sumitomo, Tokyo, 0.01% due 07/01/2021	7,929,482	7,929,482

Total Time Deposits (Cost: $23,222,456)		23,222,456

Total Short-Term Investments (Cost: $537,385,796)		537,387,332

TOTAL INVESTMENTS IN SECURITIES – 101.47% (Cost: $9,617,180,162)		10,033,968,577

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.47)%		(145,113,130)

TOTAL NET ASSETS – 100.00%		$9,888,855,447

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of June 30, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2021.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $541,132,460, which represents 5.47% of total net assets.

(4)	Security in default as of June 30, 2021. The value of these securities totals $60,325,711, which represents 0.61% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Security that is restricted or includes securities restricted at June 30, 2021. The value of the restricted securities totals $15,217,604, which represents 0.15% of total net assets.

The	accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(400)	U.S. 5 Year Note Future	Citigroup Global Markets	Sep. 2021	$(49,478,124)	$(49,371,875)	$106,249
(332)	U.S. 5 Year Note Future	Bank of America	Sep. 2021	(40,942,895)	(40,978,656)	(35,761)
(357)	U.S. 10 Year Note Future	Bank of America	Sep. 2021	(47,123,976)	(47,302,500)	(178,524)
(200)	U.S. 10 Year Note Future	Citigroup Global Markets	Sep. 2021	(26,347,430)	(26,500,000)	(152,570)

						$(260,606)

MUNICIPAL BONDS	Percentage of Net Assets
Education	8.06%
General Obligation	16.27%
General Revenue	28.77%
Healthcare	12.45%
Housing	4.81%
Transportation	17.27%
Utilities	8.40%

Total Municipal Bonds	96.03%

SHORT-TERM INVESTMENTS	5.44%

TOTAL INVESTMENTS	101.47%
LIABILITIES IN EXCESS OF OTHER ASSETS	-1.47%

TOTAL NET ASSETS	100%

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.52%
Communication Services – 11.72%
Alphabet, Inc. - Class A(1)	239,205	$584,088,377.00
Alphabet, Inc. - Class C(1)	149,120	373,742,438
Altice USA, Inc. - Class A(1)	12,417	423,916
Bumble, Inc. - Class A(1)	228,061	13,136,314
Cable One, Inc.	237	453,336
Charter Communications, Inc. - Class A(1)	10,343	7,461,957
Facebook, Inc. - Class A(1)	1,364,161	474,332,421
Live Nation Entertainment, Inc.(1)	4,267	373,747
Madison Square Garden Sports Corp. - Class A(1)	601	103,715
Match Group, Inc.(1)	451,400	72,788,250
Netflix, Inc.(1)	231,616	122,341,887
Nexstar Media Group, Inc. - Class A	232	34,308
Pinterest, Inc. - Class A(1)	45,370	3,581,962
Playtika Holding Corp.(1)	6,316	150,573
Roku, Inc. - Class A(1)	9,564	4,392,267
Skillz, Inc. - Class A(1)	24,432	530,663
Snap, Inc. - Class A(1)	1,204,726	82,090,030
Spotify Technology SA(1)	172,004	47,402,582
Take-Two Interactive Software, Inc.(1)	1,886	333,860
TripAdvisor, Inc.(1)	5,004	201,661
Twitter, Inc.(1)	6,799	467,839
Vimeo, Inc.(1)	10,380	508,620
Walt Disney Co.(1)	1,544,006	271,389,935
World Wrestling Entertainment, Inc. - Class A	4,195	242,849
Zillow Group, Inc. - Class A(1)	4,928	603,828
Zillow Group, Inc. - Class C(1)	13,605	1,662,803
Zynga, Inc. - Class A(1)	39,449	419,343

Total Communication Services		2,063,259,481

Consumer Discretionary – 15.01%
Airbnb, Inc. - Class A(1)	271,425	41,566,024
Amazon.com, Inc.(1)	202,047	695,074,007
Aptiv Plc(1)	355,852	55,986,195
AutoZone, Inc.(1)	391	583,458
Best Buy Co., Inc.	4,773	548,800
Booking Holdings, Inc.(1)	3,451	7,551,099
Boyd Gaming Corp.(1)	1,451	89,222
Bright Horizons Family Solutions, Inc.(1)	4,023	591,824
Brunswick Corp.	826	82,286
Burlington Stores, Inc.(1)	5,187	1,670,162
Caesars Entertainment, Inc.(1)	10,276	1,066,135
CarMax, Inc.(1)	1,115	144,002
Carvana Co. - Class A(1)	124,095	37,454,353
Chegg, Inc.(1)	8,860	736,355
Chipotle Mexican Grill, Inc. - Class A(1)	2,353	3,647,950
Choice Hotels International, Inc.	2,889	343,387
Churchill Downs, Inc.	3,059	606,477
Darden Restaurants, Inc.	7,328	1,069,815
Deckers Outdoor Corp.(1)	315	120,982

	Shares	Value
Dollar General Corp.	513,753	111,171,012
Dollar Tree, Inc.(1)	726,986	72,335,107
Domino’s Pizza, Inc.	2,183	1,018,348
DoorDash, Inc. - Class A(1)	6,124	1,092,093
DR Horton, Inc.	11,401	1,030,308
DraftKings, Inc. - Class A(1)	25,200	1,314,684
eBay, Inc.	56,559	3,971,007
Etsy, Inc.(1)	10,510	2,163,378
Expedia Group, Inc.(1)	11,716	1,918,026
Five Below, Inc.(1)	4,547	878,799
Floor & Decor Holdings, Inc. - Class A(1)	8,088	854,902
Frontdoor, Inc.(1)	4,860	242,125
GameStop Corp. - Class A(1)	4,909	1,051,213
H&R Block, Inc.	10,701	251,259
Hanesbrands, Inc.	17,216	321,423
Hilton Worldwide Holdings, Inc.(1)	15,237	1,837,887
Home Depot, Inc.	360,086	114,827,825
L Brands, Inc.	11,291	813,629
Las Vegas Sands Corp.(1)	27,449	1,446,288
Leslie’s, Inc.(1)	8,012	220,250
Lowe’s Companies, Inc.	682,441	132,373,081
Lululemon Athletica, Inc.(1)	196,077	71,562,223
LVMH Moet Hennessy Louis Vuitton SE	109,520	86,154,674
Marriott International, Inc. - Class A(1)	22,581	3,082,758
Mattel, Inc.(1)	28,930	581,493
McDonald’s Corp.	676,635	156,295,919
MercadoLibre, Inc.(1)	55,582	86,585,084
NIKE, Inc. - Class B	1,685,180	260,343,458
Nordstrom, Inc.(1)	7,729	282,650
NVR, Inc.(1)	183	910,114
O’Reilly Automotive, Inc.(1)	1,746	988,603
Peloton Interactive, Inc. - Class A(1)	21,912	2,717,526
Petco Health & Wellness Co., Inc. - Class A(1)	2,118	47,464
Planet Fitness, Inc. - Class A(1)	4,160	313,040
Polaris, Inc.	3,321	454,844
Pool Corp.	3,326	1,525,503
PulteGroup, Inc.	6,326	345,210
QuantumScape Corp. - Class A(1)	6,889	201,572
RH(1)	1,424	966,896
Ross Stores, Inc.	397,308	49,266,192
Six Flags Entertainment Corp.(1)	2,451	106,079
Starbucks Corp.	862,757	96,464,860
Tapestry, Inc.(1)	2,316	100,700
Target Corp.	18,503	4,472,915
Tempur Sealy International, Inc.	15,099	591,730
Tesla, Inc.(1)	345,138	234,590,299
Thor Industries, Inc.	1,797	203,061
TJX Companies, Inc.	778,328	52,474,874
Toll Brothers, Inc.	3,775	218,233

	Shares	Value
TopBuild Corp.(1)	2,266	448,169
Tractor Supply Co.	9,807	1,824,690
Travel + Leisure Co.	4,675	277,929
Ulta Beauty, Inc.(1)	4,465	1,543,863
Vail Resorts, Inc.(1)	3,312	1,048,314
VF Corp.	17,281	1,417,733
Vroom, Inc.(1)	2,388	99,962
Wayfair, Inc. - Class A(1)	3,470	1,095,514
Wendy’s Co.	15,068	352,893
Williams-Sonoma, Inc.	4,722	753,867
Wyndham Hotels & Resorts, Inc.	4,800	346,992
Wynn Resorts Ltd.(1)	8,768	1,072,326
YETI Holdings, Inc.(1)	7,098	651,738
Yum China Holdings, Inc.	2,274	150,652
Yum! Brands, Inc.	1,910,232	219,733,987

Total Consumer Discretionary		2,642,731,780

Consumer Staples – 3.06%
Altria Group, Inc.	85,525	4,077,832
Beyond Meat, Inc.(1)	4,170	656,733
Boston Beer, Inc. - Class A(1)	740	755,392
Brown-Forman Corp. - Class A	3,295	232,297
Brown-Forman Corp. - Class B	7,549	565,722
Church & Dwight Co., Inc.	1,079	91,952
Clorox Co.	8,365	1,504,947
Coca-Cola Co.	2,449,730	132,554,890
Colgate-Palmolive Co.	36,756	2,990,101
Costco Wholesale Corp.	136,495	54,006,977
Estee Lauder Companies, Inc. - Class A	247,466	78,713,985
Freshpet, Inc.(1)	3,386	551,783
Herbalife Nutrition Ltd.(1)	1,078	56,843
Hershey Co.	10,420	1,814,956
Kellogg Co.	9,276	596,725
Kimberly-Clark Corp.	14,081	1,883,756
Lamb Weston Holdings, Inc.	3,585	289,166
Monster Beverage Corp.(1)	28,613	2,613,798
PepsiCo, Inc.	451,560	66,907,645
Pilgrim’s Pride Corp.(1)	749	16,613
Procter & Gamble Co.	814,501	109,900,620
Sysco Corp.	1,006,109	78,224,975

Total Consumer Staples		539,007,708

Energy – 0.85%
Cabot Oil & Gas Corp.	3,876	67,675
Cheniere Energy, Inc.(1)	19,432	1,685,532
Cimarex Energy Co.	1,668	120,846
ConocoPhillips	2,359,484	143,692,576
Diamondback Energy, Inc.	7,105	667,088
EOG Resources, Inc.	5,764	480,948
Halliburton Co.	3,898	90,122
Hess Corp.	1,565	136,656
New Fortress Energy, Inc. - Class A	2,198	83,260

	Shares	Value
Occidental Petroleum Corp.	8,909	278,584
Pioneer Natural Resources Co.	7,990	1,298,535
Texas Pacific Land Corp.	488	780,673

Total Energy		149,382,495

Financials – 8.01%
Alleghany Corp.(1)	108	72,044
American Express Co.	2,184,551	360,953,362
Ameriprise Financial, Inc.	5,408	1,345,943
Aon Plc - Class A	10,945	2,613,228
Apollo Global Management, Inc. - Class A	14,812	921,306
Arch Capital Group Ltd.(1)	7,708	300,149
Ares Management Corp. - Class A	10,028	637,680
Bank of America Corp.	5,791,947	238,801,975
Blackstone Group, Inc. - Class A	56,558	5,494,044
Brown & Brown, Inc.	936	49,739
Citizens Financial Group, Inc.	6,241	286,275
Commerce Bancshares, Inc.	706,401	52,669,259
Credit Acceptance Corp.(1)	61	27,701
Discover Financial Services	13,909	1,645,296
Erie Indemnity Co. - Class A	1,221	236,080
Everest Re Group Ltd.	747	188,251
FactSet Research Systems, Inc.	3,075	1,032,001
Goldman Sachs Group, Inc.	1,508	572,331
Intercontinental Exchange, Inc.	1,824,318	216,546,547
JPMorgan Chase & Co.	878,765	136,683,108
Lincoln National Corp.	2,183	137,180
LPL Financial Holdings, Inc.	6,605	891,543
Markel Corp.(1)	187	221,915
MarketAxess Holdings, Inc.	3,090	1,432,493
Marsh & McLennan Companies, Inc.	717,751	100,973,211
Moody’s Corp.	12,776	4,629,639
Morningstar, Inc.	1,523	391,578
MSCI, Inc. - Class A	389,710	207,746,607
PNC Financial Services Group, Inc.	338,119	64,499,580
RenaissanceRe Holdings Ltd.	1,466	218,170
Rocket Companies, Inc. - Class A	11,226	217,223
S&P Global, Inc.	14,159	5,811,562
Synchrony Financial	9,006	436,971
T Rowe Price Group, Inc.	6,190	1,225,434
Upstart Holdings, Inc.(1)	1,019	127,273
Western Alliance Bancorp	4,400	408,540

Total Financials		1,410,445,238

Healthcare – 15.43%
10X Genomics, Inc. - Class A(1)	6,939	1,358,795
Abbott Laboratories	1,529,249	177,285,837
AbbVie, Inc.	146,780	16,533,299
ABIOMED, Inc.(1)	3,704	1,156,055
Acceleron Pharma, Inc.(1)	3,944	494,933
Adaptive Biotechnologies Corp.(1)	8,044	328,678

	Shares	Value
Agilent Technologies, Inc.	22,630	3,344,940
agilon health, Inc.(1)	3,901	158,264
Align Technology, Inc.(1)	6,609	4,038,099
Alnylam Pharmaceuticals, Inc.(1)	9,708	1,645,700
Amedisys, Inc.(1)	2,763	676,742
Amgen, Inc.	39,295	9,578,156
Avantor, Inc.(1)	48,113	1,708,493
Bio-Techne Corp.	3,011	1,355,733
Boston Scientific Corp.(1)	1,553,188	66,414,319
Bruker Corp.	8,489	644,994
Cardinal Health, Inc.	14,247	813,361
Catalent, Inc.(1)	3,167	342,416
Certara, Inc.(1)	1,841	52,156
Charles River Laboratories International, Inc.(1)	3,874	1,433,070
Chemed Corp.	341	161,804
CureVac NV(1)	4,407	323,826
Danaher Corp.	1,305,747	350,410,265
DaVita, Inc.(1)	4,082	491,595
DexCom, Inc.(1)	7,779	3,321,633
Edwards Lifesciences Corp.(1)	52,277	5,414,329
Eli Lilly & Co.	322,116	73,932,064
Encompass Health Corp.	4,640	362,059
Exact Sciences Corp.(1)	13,105	1,629,083
Exelixis, Inc.(1)	21,983	400,530
Guardant Health, Inc.(1)	7,451	925,340
HCA Healthcare, Inc.	21,613	4,468,272
Horizon Therapeutics Plc(1)	3,388	317,252
Humana, Inc.	158,105	69,996,246
IDEXX Laboratories, Inc.(1)	7,088	4,476,426
Illumina, Inc.(1)	313,354	148,282,246
Incyte Corp.(1)	13,122	1,103,954
Insulet Corp.(1)	5,566	1,527,923
Intuitive Surgical, Inc.(1)	189,861	174,603,770
Ionis Pharmaceuticals, Inc.(1)	10,717	427,501
Iovance Biotherapeutics, Inc.(1)	3,662	95,285
IQVIA Holdings, Inc.(1)	298,287	72,280,906
Johnson & Johnson	1,526,089	251,407,902
Laboratory Corp. of America Holdings(1)	152,822	42,155,949
Maravai LifeSciences Holdings, Inc. - Class A(1)	280,541	11,706,976
Masimo Corp.(1)	3,010	729,774
McKesson Corp.	1,906	364,503
Medtronic Plc	1,729,076	214,630,204
Mettler-Toledo International, Inc.(1)	1,905	2,639,073
Mirati Therapeutics, Inc.(1)	2,716	438,715
Moderna, Inc.(1)	28,103	6,603,643
Molina Healthcare, Inc.(1)	728	184,228
Natera, Inc.(1)	6,051	686,970
Neurocrine Biosciences, Inc.(1)	7,800	759,096
Novavax, Inc.(1)	6,128	1,301,036
Novocure Ltd.(1)	8,535	1,893,234

	Shares	Value
Oak Street Health, Inc.(1)	7,776	455,440
Penumbra, Inc.(1)	2,790	764,627
PPD, Inc.(1)	5,436	250,545
Regeneron Pharmaceuticals, Inc.(1)	330,972	184,861,101
Repligen Corp.(1)	4,610	920,248
ResMed, Inc.	10,748	2,649,597
Royalty Pharma Plc - Class A	15,976	654,856
Sarepta Therapeutics, Inc.(1)	6,525	507,253
Sartorius Stedim Biotech	36,505	17,277,467
Seagen, Inc.(1)	10,662	1,683,317
Sotera Health Co.(1)	6,501	157,519
STERIS Plc	1,457	300,579
Stryker Corp.	12,367	3,212,081
Syneos Health, Inc. - Class A(1)	612	54,768
Tandem Diabetes Care, Inc.(1)	4,622	450,183
Teleflex, Inc.	687	276,030
Thermo Fisher Scientific, Inc.	568,769	286,926,897
Ultragenyx Pharmaceutical, Inc.(1)	3,978	379,302
UnitedHealth Group, Inc.	910,189	364,476,083
Veeva Systems, Inc. - Class A(1)	11,449	3,560,067
Vertex Pharmaceuticals, Inc.(1)	8,608	1,735,631
Waters Corp.(1)	4,719	1,630,934
West Pharmaceutical Services, Inc.	6,246	2,242,939
Zai Lab Ltd. - ADR(1)	108,850	19,265,362
Zoetis, Inc. - Class A	442,042	82,378,947

Total Healthcare		2,716,889,425

Industrials – 6.10%
3M Co.	7,015	1,393,389
Advanced Drainage Systems, Inc.	4,668	544,149
AGCO Corp.	507	66,103
Allegion Plc	5,669	789,692
Allison Transmission Holdings, Inc.	6,671	265,106
Armstrong World Industries, Inc.	1,611	172,796
Axon Enterprise, Inc.(1)	5,391	953,129
AZEK Co., Inc. - Class A(1)	4,974	211,196
Booz Allen Hamilton Holding Corp. - Class A	11,307	963,130
BWX Technologies, Inc.	4,939	287,055
Carlisle Companies, Inc.	1,632	312,332
Carrier Global Corp.	33,780	1,641,708
Caterpillar, Inc.	261,932	57,004,261
CH Robinson Worldwide, Inc.	1,902	178,160
Cintas Corp.	6,932	2,648,024
Copart, Inc.(1)	17,275	2,277,363
CoStar Group, Inc.(1)	25,230	2,089,549
Deere & Co.	23,420	8,260,468
Delta Air Lines, Inc.(1)	53,043	2,294,640
Donaldson Co., Inc.	1,195	75,918
Equifax, Inc.	3,841	919,958
Expeditors International of Washington, Inc.	10,180	1,288,788

	Shares	Value
Fastenal Co.	42,244	2,196,688
FedEx Corp.	229,656	68,513,274
Fortune Brands Home & Security, Inc.	2,923	291,160
Generac Holdings, Inc.(1)	5,090	2,113,113
Graco, Inc.	8,651	654,881
HEICO Corp.	1,197	166,886
HEICO Corp. - Class A	2,101	260,902
Honeywell International, Inc.	901,376	197,716,826
Howmet Aerospace, Inc.(1)	2,406	82,935
IAA, Inc.(1)	11,190	610,303
IHS Markit Ltd.	1,692,453	190,671,755
Illinois Tool Works, Inc.	23,437	5,239,576
JB Hunt Transport Services, Inc.	6,195	1,009,475
Kansas City Southern	2,008	569,007
Landstar System, Inc.	2,669	421,755
Lincoln Electric Holdings, Inc.	4,763	627,335
Lockheed Martin Corp.	17,983	6,803,868
Lyft, Inc. - Class A(1)	23,271	1,407,430
Middleby Corp.(1)	1,376	238,406
MSA Safety, Inc.	738	122,198
Nordson Corp.	824	180,876
Norfolk Southern Corp.	385,942	102,432,866
Northrop Grumman Corp.	1,091	396,502
Old Dominion Freight Line, Inc.	7,814	1,983,193
Parker-Hannifin Corp.	1,772	544,199
Plug Power, Inc.(1)	41,531	1,419,945
Robert Half International, Inc.	7,993	711,137
Rockwell Automation, Inc.	5,849	1,672,931
Rollins, Inc.	16,461	562,966
Safran SA	258,404	35,862,065
SiteOne Landscape Supply, Inc.(1)	1,905	322,440
Spirit AeroSystems Holdings, Inc. - Class A	2,537	119,721
Toro Co.	8,312	913,323
Trane Technologies Plc	9,648	1,776,583
TransDigm Group, Inc.(1)	1,236	800,050
TransUnion	10,849	1,191,329
Trex Co., Inc.(1)	9,665	987,860
Uber Technologies, Inc.(1)	1,411,981	70,768,488
Union Pacific Corp.	797,885	175,478,848
United Parcel Service, Inc. - Class B	60,126	12,504,404
United Rentals, Inc.(1)	2,083	664,498
Verisk Analytics, Inc. - Class A	8,392	1,466,250
Vertiv Holdings Co. - Class A	23,331	636,936
Virgin Galactic Holdings, Inc.(1)	10,963	504,298
Waste Management, Inc.	655,702	91,870,407
WW Grainger, Inc.	3,201	1,402,038
XPO Logistics, Inc.(1)	6,555	916,979
Xylem, Inc.	9,790	1,174,408

Total Industrials		1,073,620,227

	Shares	Value
Information Technology – 34.48%
Accenture Plc - Class A	264,516	77,976,672
Adobe, Inc.(1)	344,734	201,890,020
Advanced Micro Devices, Inc.(1)	100,546	9,444,286
Adyen NV(1)(2)	39,146	95,998,952
Affirm Holdings, Inc. - Class A(1)	435,631	29,339,748
Allegro MicroSystems, Inc.(1)	1,023	28,337
Alteryx, Inc. - Class A(1)	4,661	400,939
Amphenol Corp. - Class A	1,052,018	71,968,551
Analog Devices, Inc.	706,344	121,604,183
Anaplan, Inc.(1)	11,420	608,686
ANSYS, Inc.(1)	3,007	1,043,609
Apple, Inc.	3,830,950	524,686,912
Applied Materials, Inc.	312,223	44,460,555
Arista Networks, Inc.(1)	4,468	1,618,801
Aspen Technology, Inc.(1)	5,203	715,621
Atlassian Corp. Plc - Class A(1)	171,554	44,065,360
Autodesk, Inc.(1)	730,899	213,349,418
Automatic Data Processing, Inc.	32,505	6,456,143
Avalara, Inc.(1)	7,030	1,137,454
Bentley Systems, Inc. - Class B	11,187	724,694
Bill.com Holdings, Inc.(1)	6,300	1,154,034
Broadcom, Inc.	33,165	15,814,399
Broadridge Financial Solutions, Inc.	9,645	1,557,957
Brooks Automation, Inc.	5,004	476,781
C3.ai, Inc. - Class A(1)	1,089	68,095
Cadence Design Systems, Inc.(1)	23,342	3,193,652
CDK Global, Inc.	1,413	70,212
CDW Corp.	202,183	35,311,261
Cisco Systems, Inc.	2,556,379	135,488,087
Citrix Systems, Inc.	3,659	429,091
Cloudflare, Inc. - Class A(1)	19,669	2,081,767
Cognex Corp.	14,042	1,180,230
Coherent, Inc.(1)	1,692	447,263
CommScope Holding Co., Inc.(1)	16,651	354,833
Corning, Inc.	21,348	873,133
Coupa Software, Inc.(1)	5,930	1,554,312
Crowdstrike Holdings, Inc. - Class A(1)	248,873	62,544,274
Datadog, Inc. - Class A(1)	18,808	1,957,537
Dell Technologies, Inc. - Class C(1)	11,089	1,105,241
DocuSign, Inc. - Class A(1)	15,832	4,426,152
Dropbox, Inc. - Class A(1)	25,292	766,601
Duck Creek Technologies, Inc.(1)	5,076	220,857
Dynatrace, Inc.(1)	15,767	921,108
Elastic NV(1)	5,604	816,839
Enphase Energy, Inc.(1)	10,945	2,009,830
Entegris, Inc.	10,617	1,305,572
EPAM Systems, Inc.(1)	4,493	2,295,743
Euronet Worldwide, Inc.(1)	2,974	402,531
Everbridge, Inc.(1)	2,863	389,597

	Shares	Value
Fair Isaac Corp.(1)	2,360	1,186,325
Fidelity National Information Services, Inc.	421,164	59,666,304
FireEye, Inc.(1)	4,526	91,516
Fiserv, Inc.(1)	3,378	361,074
Five9, Inc.(1)	5,283	968,849
FleetCor Technologies, Inc.(1)	743,936	190,492,252
Fortinet, Inc.(1)	11,170	2,660,582
Gartner, Inc.(1)	7,265	1,759,583
Genpact Ltd.	760	34,527
Globant SA(1)	3,181	697,212
GoDaddy, Inc. - Class A(1)	1,421	123,570
HP, Inc.	35,928	1,084,666
HubSpot, Inc.(1)	3,698	2,154,899
Intuit, Inc.	451,893	221,504,392
IPG Photonics Corp.(1)	119	25,082
Jabil, Inc.	9,527	553,709
Jack Henry & Associates, Inc.	1,599	261,452
Jamf Holding Corp.(1)	2,028	68,080
Keysight Technologies, Inc.(1)	6,755	1,043,040
KLA Corp.	13,144	4,261,416
Lam Research Corp.	11,833	7,699,733
Manhattan Associates, Inc.(1)	2,799	405,407
Mastercard, Inc. - Class A	276,107	100,803,905
Maxim Integrated Products, Inc.	21,040	2,216,774
McAfee Corp. - Class A	1,566	43,879
Medallia, Inc.(1)	7,484	252,585
Microchip Technology, Inc.	17,443	2,611,915
Micron Technology, Inc.(1)	12,844	1,091,483
Microsoft Corp.	4,024,282	1,090,177,994
MKS Instruments, Inc.	3,871	688,844
MongoDB, Inc. - Class A(1)	4,337	1,567,912
Monolithic Power Systems, Inc.	3,727	1,391,848
nCino, Inc.(1)	3,226	193,302
NCR Corp.(1)	3,595	163,968
NetApp, Inc.	12,244	1,001,804
New Relic, Inc.(1)	4,602	308,196
NortonLifeLock, Inc.	12,087	329,008
Nuance Communications, Inc.(1)	8,984	489,089
Nutanix, Inc. - Class A(1)	16,286	622,451
NVIDIA Corp.	241,038	192,854,504
NXP Semiconductors NV	7,027	1,445,594
Okta, Inc. - Class A(1)	77,780	19,031,210
ON Semiconductor Corp.(1)	19,009	727,665
Oracle Corp.	134,788	10,491,898
Palantir Technologies, Inc. - Class A(1)	134,832	3,554,172
Palo Alto Networks, Inc.(1)	91,885	34,093,929
Paychex, Inc.	23,312	2,501,378
Paycom Software, Inc.(1)	4,150	1,508,400
Paylocity Holding Corp.(1)	3,271	624,107
PayPal Holdings, Inc.(1)	1,253,141	365,265,539

	Shares	Value
Pegasystems, Inc.	3,056	425,365
Proofpoint, Inc.(1)	4,775	829,704
PTC, Inc.(1)	8,806	1,243,936
Pure Storage, Inc. - Class A(1)	20,702	404,310
QUALCOMM, Inc.	93,718	13,395,114
RingCentral, Inc. - Class A(1)	594,091	172,630,963
Sabre Corp.(1)	26,330	328,598
Salesforce.com, Inc.(1)	1,619,058	395,487,298
ServiceNow, Inc.(1)	16,492	9,063,179
Shift4 Payments, Inc. - Class A(1)	3,562	333,831
Shopify, Inc. - Class A(1)	119,404	174,446,856
Skyworks Solutions, Inc.	6,461	1,238,897
Slack Technologies, Inc. - Class A(1)	41,814	1,852,360
Smartsheet, Inc. - Class A(1)	9,299	672,504
Snowflake, Inc. - Class A(1)	90,673	21,924,731
Splunk, Inc.(1)	13,765	1,990,144
Square, Inc. - Class A(1)	300,721	73,315,780
StoneCo Ltd. - Class A(1)	16,971	1,138,075
Switch, Inc. - Class A	6,316	133,331
Synopsys, Inc.(1)	7,985	2,202,183
Teradata Corp.(1)	7,242	361,883
Teradyne, Inc.	13,919	1,864,589
Texas Instruments, Inc.	622,521	119,710,788
Trade Desk, Inc. - Class A(1)	639,090	49,440,002
Twilio, Inc. - Class A(1)	118,043	46,527,829
Tyler Technologies, Inc.(1)	2,893	1,308,706
Ubiquiti, Inc.	582	181,695
Unity Software, Inc.(1)	12,211	1,341,134
Universal Display Corp.	3,612	803,056
Visa, Inc. - Class A	2,589,923	605,575,796
VMware, Inc. - Class A(1)	2,475	395,926
Vontier Corp.	7,589	247,250
Western Union Co.	7,233	166,142
WEX, Inc.(1)	2,487	482,229
Wix.com Ltd.(1)	4,424	1,284,199
Workday, Inc. - Class A(1)	1,181,534	282,079,427
Xilinx, Inc.	20,837	3,013,864
Zebra Technologies Corp. - Class A(1)	4,418	2,339,287
Zendesk, Inc.(1)	9,854	1,422,326
Zoom Video Communications, Inc. - Class A(1)	47,979	18,569,312
Zscaler, Inc.(1)	6,102	1,318,398

Total Information Technology		6,071,383,950

Materials – 2.06%
Avery Dennison Corp.	215,876	45,385,770
Axalta Coating Systems Ltd.(1)	3,066	93,482
Ball Corp.	2,281,183	184,821,447
Celanese Corp. - Class A	3,403	515,895
Chemours Co.	7,032	244,714
Crown Holdings, Inc.	1,220	124,696

	Shares	Value
Dow, Inc.	4,470	282,862
Ecolab, Inc.	18,208	3,750,302
FMC Corp.	2,705	292,681
Freeport-McMoRan, Inc.	35,599	1,321,079
Graphic Packaging Holding Co.	5,537	100,441
Linde Plc	398,588	115,231,791
LyondellBasell Industries NV - Class A	2,683	276,000
PPG Industries, Inc.	8,292	1,407,733
RPM International, Inc.	6,186	548,574
Scotts Miracle-Gro Co.	3,221	618,174
Sealed Air Corp.	6,829	404,618
Sherwin-Williams Co.	20,256	5,518,747
Southern Copper Corp.	6,371	409,783
Steel Dynamics, Inc.	3,113	185,535
WR Grace & Co.	4,667	322,583

Total Materials		361,856,907

Real Estate – 1.80%
American Tower Corp.	37,494	10,128,629
Brookfield Property REIT, Inc. - Class A	2,966	56,028
CBRE Group, Inc. - Class A(1)	1,469	125,937
CoreSite Realty Corp.	2,762	371,765
Crown Castle International Corp.	35,786	6,981,849
Equinix, Inc.	218,659	175,495,713
Equity LifeStyle Properties, Inc.	7,613	565,722
Extra Space Storage, Inc.	969	158,742
Iron Mountain, Inc.	16,736	708,267
Lamar Advertising Co. - Class A	6,248	652,416
Opendoor Technologies, Inc.(1)	5,782	102,515
Prologis, Inc.	966,700	115,549,651
Public Storage	9,562	2,875,198
SBA Communications Corp. - Class A	1,501	478,369
Simon Property Group, Inc.	23,527	3,069,803

Total Real Estate		317,320,604

Utilities – 0.00%(3)
Brookfield Renewable Corp. - Class A	2,659	111,518
NRG Energy, Inc.	9,165	369,350

Total Utilities		480,868

Total Common Stocks (Cost: $10,433,540,993)		17,346,378,683

SHORT-TERM INVESTMENTS – 1.36%
Money Market Funds – 1.29%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)	226,383,268	226,383,268

Total Money Market Funds (Cost: $226,383,268)		226,383,268

	Principal Amount	Value
Time Deposits – 0.07%
Citibank, New York, 0.01% due 07/01/2021	$2,299,000	2,299,000
National Australia Bank, London, 0.01% due 07/01/2021	9,973,840	9,973,840

Total Time Deposits (Cost: $12,272,840)		12,272,840

Total Short-Term Investments (Cost: $238,656,108)		238,656,108

TOTAL INVESTMENTS IN SECURITIES – 99.88% (Cost: $10,672,197,101)		17,585,034,791

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.12%		20,711,911

TOTAL NET ASSETS – 100.00%		$17,605,746,702

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $95,998,952, which represents 0.55% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
35	NASDAQ 100 E-mini Future	Morgan Stanley	Sep. 2021	$9,857,234	$10,184,300	$327,066
9	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	1,904,945	1,929,825	24,880

						$351,946

Bridge Builder Large Cap Value Fund

Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.03%
Communication Services – 6.45%
Activision Blizzard, Inc.	32,486	$3,100,464
Alphabet, Inc. - Class A(1)	1,753	4,280,458
Alphabet, Inc. - Class C(1)	95,863	240,263,354
Altice USA, Inc. - Class A(1)	1,985,955	67,800,504
AT&T, Inc.	1,481,940	42,650,233
Cable One, Inc.	103	197,019
Charter Communications, Inc. - Class A(1)	283	204,170
Comcast Corp. - Class A	6,186,827	352,772,876
Discovery, Inc. - Class A(1)	6,935	212,766
Discovery, Inc. - Class C(1)	12,860	372,683
DISH Network Corp. - Class A(1)	10,209	426,736
Electronic Arts, Inc.	466,059	67,033,266
Facebook, Inc. - Class A(1)	215,178	74,819,542
Fox Corp. - Class A	221,866	8,237,885
Fox Corp. - Class B	591,871	20,833,859
IAC/InterActiveCorp(1)	3,105	478,698
Interpublic Group of Companies, Inc.	17,267	561,005
Liberty Broadband Corp. - Class A(1)	989	166,320
Liberty Broadband Corp. - Class C(1)	6,501	1,128,964
Liberty Media Corp.-Liberty Formula One - Class A(1)	893	38,069
Liberty Media Corp.-Liberty Formula One - Class C(1)	8,947	431,335
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	3,152	146,820
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	6,604	306,360
Live Nation Entertainment, Inc.(1)	3,365	294,740
Lumen Technologies, Inc.	486,059	6,605,542
Madison Square Garden Sports Corp. - Class A(1)	472	81,453
New York Times Co. - Class A	6,914	301,105
News Corp. - Class A	1,470,587	37,897,027
News Corp. - Class B	4,934	120,143
Nexstar Media Group, Inc. - Class A	44,504	6,581,252
Omnicom Group, Inc.	9,167	733,268
Sirius XM Holdings, Inc.	36,610	239,429
Take-Two Interactive Software, Inc.(1)	3,716	657,806
TEGNA, Inc.	274,622	5,151,909
T-Mobile US, Inc.(1)	511,151	74,029,999
TripAdvisor, Inc.(1)	1,547	62,344
Twitter, Inc.(1)	29,361	2,020,330
Verizon Communications, Inc.	874,045	48,972,741
ViacomCBS, Inc. - Class A	401	19,429
ViacomCBS, Inc. - Class B	279,406	12,629,151
Vimeo, Inc.(1)	407	19,943
Walt Disney Co.(1)	219,238	38,535,463
World Wrestling Entertainment, Inc. - Class A	275	15,920
Zynga, Inc. - Class A(1)	21,261	226,004

Total Communication Services		1,121,658,384

Consumer Discretionary – 9.92%
Advance Auto Parts, Inc.	344,181	70,605,290
Aptiv Plc(1)	9,341	1,469,620

	Shares	Value
Aramark	1,159,481	43,190,667
AutoNation, Inc.(1)	821,130	77,851,335
AutoZone, Inc.(1)	743	1,108,719
Best Buy Co., Inc.	55,922	6,429,912
Booking Holdings, Inc.(1)	54,653	119,585,683
BorgWarner, Inc.	153,543	7,452,977
Boyd Gaming Corp.(1)	2,624	161,350
Bright Horizons Family Solutions, Inc.(1)	498	73,261
Brunswick Corp.	2,756	274,553
Burlington Stores, Inc.(1)	156	50,230
Caesars Entertainment, Inc.(1)	3,070	318,512
Capri Holdings Ltd.(1)	5,957	340,681
CarMax, Inc.(1)	6,299	813,516
Carnival Corp.(1)	36,006	949,118
Carter’s, Inc.	1,703	175,699
Chegg, Inc.(1)	1,355	112,614
Cie Generale des Etablissements Michelin SCA	366,176	58,439,991
Columbia Sportswear Co.	1,521	149,606
Compass Group Plc(1)	5,182,900	109,192,894
Darden Restaurants, Inc.	1,696	247,599
Deckers Outdoor Corp.(1)	1,079	414,412
Dick’s Sporting Goods, Inc.	94,672	9,485,188
Dollar General Corp.	5,780	1,250,734
Dollar Tree, Inc.(1)	9,414	936,693
Domino’s Pizza, Inc.	503	234,644
DoorDash, Inc. - Class A(1)	409	72,937
DR Horton, Inc.	8,470	765,434
eBay, Inc.	197,400	13,859,454
Foot Locker, Inc.	129,263	7,966,479
Ford Motor Co.(1)	164,507	2,444,574
Frontdoor, Inc.(1)	1,104	55,001
Gap, Inc.	8,176	275,122
Garmin Ltd.	6,507	941,172
General Motors Co.(1)	417,684	24,714,362
Gentex Corp.	9,797	324,183
Genuine Parts Co.	6,119	773,870
Grand Canyon Education, Inc.(1)	1,898	170,763

	Shares	Value
H&R Block, Inc.	1,378	32,355
Hanesbrands, Inc.	452,250	8,443,507
Harley-Davidson, Inc.	180,473	8,269,273
Hasbro, Inc.	5,614	530,635
Hayward Holdings, Inc.(1)	1,558	40,539
Hilton Worldwide Holdings, Inc.(1)	3,980	480,068
Home Depot, Inc.	271,234	86,493,810
Hyatt Hotels Corp. - Class A(1)	1,643	127,563
Kohl’s Corp.	512,764	28,258,424
L Brands, Inc.	4,052	291,987
Las Vegas Sands Corp.(1)	1,576,181	83,048,977
La-Z-Boy, Inc.	116,724	4,323,457
Lear Corp.	41,687	7,306,897
Leggett & Platt, Inc.	6,095	315,782
Lennar Corp. - Class A	511,677	50,835,110
Lennar Corp. - Class B	561	45,693
Leslie’s, Inc.(1)	505	13,882
Lithia Motors, Inc. - Class A	1,068	367,008
LKQ Corp.(1)	12,196	600,287
Lowe’s Companies, Inc.	211,655	41,054,720
Marriott International, Inc. - Class A(1)	598,175	81,662,851
Marriott Vacations Worldwide Corp.(1)	427,840	68,154,912
Mattel, Inc.(1)	977,067	19,639,047
McDonald’s Corp.	620,235	143,268,083
MGM Resorts International	1,767,784	75,395,988
Mohawk Industries, Inc.(1)	2,298	441,653
Murphy USA, Inc.	940	125,368
Newell Brands, Inc.	356,583	9,795,335
NIKE, Inc. - Class B	731,533	113,014,533
Nordstrom, Inc.(1)	90,105	3,295,140
Norwegian Cruise Line Holdings Ltd.(1)	15,118	444,620
NVR, Inc.(1)	45	223,799
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,650	222,945
O’Reilly Automotive, Inc.(1)	2,068	1,170,922
Penn National Gaming, Inc.(1)	5,942	454,504
Penske Automotive Group, Inc.	92,422	6,976,937
Petco Health & Wellness Co., Inc. - Class A(1)	2,840	63,644
Planet Fitness, Inc. - Class A(1)	1,056	79,464

	Shares	Value
Polaris, Inc.	717	98,200
PulteGroup, Inc.	165,521	9,032,481
PVH Corp.(1)	2,933	315,561
QuantumScape Corp. - Class A(1)	1,351	39,530
Qurate Retail, Inc.	14,984	196,141
Ralph Lauren Corp. - Class A	493,592	58,150,074
Royal Caribbean Cruises Ltd.(1)	9,331	795,748
SeaWorld Entertainment, Inc.(1)	1,489,101	74,365,704
Service Corp. International	6,645	356,106
Six Flags Entertainment Corp.(1)	1,933	83,660
Skechers USA, Inc. - Class A(1)	4,751	236,742
Sleep Number Corp.(1)	72,800	8,004,360
Tapestry, Inc.(1)	10,204	443,670
Target Corp.	66,419	16,056,129
Terminix Global Holdings, Inc.(1)	5,305	253,102
Thor Industries, Inc.	1,282	144,866
TJX Companies, Inc.	1,944,029	131,066,435
Toll Brothers, Inc.	2,715	156,954
TopBuild Corp.(1)	230	45,489
Travel + Leisure Co.	1,153	68,546
Under Armour, Inc. - Class A(1)	7,413	156,785
Under Armour, Inc. - Class C(1)	8,117	150,733
VF Corp.	4,697	385,342
Vroom, Inc.(1)	3,507	146,803
Wayfair, Inc. - Class A(1)	1,362	429,997
Whirlpool Corp.	57,671	12,573,431
Williams-Sonoma, Inc.	730	116,545
Wyndham Hotels & Resorts, Inc.	1,374	99,326
Yum China Holdings, Inc.	15,767	1,044,564
Yum! Brands, Inc.	11,669	1,342,285

Total Consumer Discretionary		1,725,343,877

Consumer Staples – 7.71%
Albertsons Companies, Inc. - Class A	6,306	123,976
Altria Group, Inc.	2,335,596	111,361,217
Archer-Daniels-Midland Co.	23,606	1,430,524
Beyond Meat, Inc.(1)	286	45,042
Brown-Forman Corp. - Class A	932	65,706
Brown-Forman Corp. - Class B	3,755	281,400

	Shares	Value
Bunge Ltd.	170,193	13,300,583
Campbell Soup Co.	7,927	361,392
Casey’s General Stores, Inc.	1,526	297,021
Church & Dwight Co., Inc.	9,981	850,581
Clorox Co.	961	172,893
Coca-Cola Co.	2,589,644	140,125,637
Coca-Cola European Partners Plc	1,178,125	69,886,375
Colgate-Palmolive Co.	1,432,417	116,527,123
Conagra Brands, Inc.	1,271,709	46,264,773
Constellation Brands, Inc. - Class A	6,841	1,600,041
Costco Wholesale Corp.	206,935	81,877,971
Coty, Inc. - Class A(1)	12,140	113,388
Darling Ingredients, Inc.(1)	6,216	419,580
Diageo Plc - ADR	526,185	100,864,403
Edgewell Personal Care Co.	115,316	5,062,372
Flowers Foods, Inc.	7,584	183,533
General Mills, Inc.	153,540	9,355,192
Grocery Outlet Holding Corp.(1)	3,549	123,008
Hain Celestial Group, Inc.(1)	3,324	133,359
Herbalife Nutrition Ltd.(1)	3,642	192,043
Hershey Co.	844	147,008
Hormel Foods Corp.	11,564	552,181
Ingredion, Inc.	71,029	6,428,124
J.M. Smucker Co.	88,505	11,467,593
Kellogg Co.	5,687	365,845
Keurig Dr Pepper, Inc.	29,718	1,047,262
Kimberly-Clark Corp.	277,960	37,185,489
Kraft Heinz Co.	424,960	17,329,869
Kroger Co.	465,861	17,847,135
Lamb Weston Holdings, Inc.	4,175	336,755
McCormick & Co., Inc.	10,711	945,995
Molson Coors Beverage Co. - Class B(1)	140,236	7,529,271
Mondelez International, Inc. - Class A	87,051	5,435,464
Monster Beverage Corp.(1)	1,087	99,297
PepsiCo, Inc.	581,477	86,157,447
Philip Morris International, Inc.	1,676,899	166,197,460
Pilgrim’s Pride Corp.(1)	139,883	3,102,605
Post Holdings, Inc.(1)	2,798	303,499

	Shares	Value
Procter & Gamble Co.	889,320	119,995,948
Reynolds Consumer Products, Inc.	2,268	68,834
Seaboard Corp.	9	34,819
Spectrum Brands Holdings, Inc.	1,696	144,228
Sprouts Farmers Market, Inc.(1)	295,300	7,338,205
Swedish Match AB	2,346,020	20,007,154
Swedish Match AB - ADR	3,866,910	32,907,404
Tyson Foods, Inc. - Class A	817,177	60,274,976
US Foods Holding Corp.(1)	8,831	338,757
Walgreens Boots Alliance, Inc.	297,889	15,671,940
Walmart, Inc.	148,441	20,933,150

Total Consumer Staples		1,341,212,847

Energy – 3.88%
Antero Midstream Corp.	13,578	141,075
APA Corp.	15,617	337,796
Baker Hughes Co. - Class A	31,568	721,960
Cabot Oil & Gas Corp.	14,050	245,313
Chevron Corp.	143,663	15,047,263
Cimarex Energy Co.	3,267	236,694
ConocoPhillips	126,686	7,715,177
Continental Resources, Inc.	2,369	90,093
Devon Energy Corp.	28,702	837,811
Diamondback Energy, Inc.	3,860	362,415
EOG Resources, Inc.	1,473,506	122,949,341
EQT Corp.(1)	11,154	248,288
Exxon Mobil Corp.	632,597	39,904,219
Halliburton Co.	580,783	13,427,703
Hess Corp.	1,163,457	101,593,065
HollyFrontier Corp.	128,846	4,239,033
Kinder Morgan, Inc.	441,130	8,041,800
Marathon Oil Corp.	33,982	462,835
Marathon Petroleum Corp.	192,726	11,644,505
NOV, Inc.(1)	15,671	240,080
Occidental Petroleum Corp.	244,210	7,636,447
ONEOK, Inc.	18,752	1,043,361
Phillips 66	897,290	77,005,428
Pioneer Natural Resources Co.	423,557	68,836,484
Schlumberger Ltd.	2,759,153	88,320,488

	Shares	Value
Targa Resources Corp.	209,074	9,293,339
TC Energy Corp.	467,490	23,150,105
TotalEnergies SE - ADR	220,925	9,999,065
TotalEnergies SE	1,120,887	50,778,196
Valero Energy Corp.	121,154	9,459,704
Williams Companies, Inc.	51,418	1,365,148

Total Energy		675,374,231

Financials – 19.25%
Affiliated Managers Group, Inc.	36,407	5,614,323
Aflac, Inc.	236,928	12,713,556
AGNC Investment Corp.	20,882	352,697
Alleghany Corp.(1)	488	325,530
Allstate Corp.	103,663	13,521,802
Ally Financial, Inc.	15,049	750,042
American Express Co.	1,240,616	204,986,982
American Financial Group, Inc.	83,917	10,466,128
American International Group, Inc.	2,660,837	126,655,841
Ameriprise Financial, Inc.	81,684	20,329,514
Annaly Capital Management, Inc.	566,710	5,032,385
Aon Plc - Class A	3,739	892,724
Arch Capital Group Ltd.(1)	2,446,164	95,253,626
Ares Management Corp. - Class A	676	42,987
Arthur J. Gallagher & Co.	8,560	1,199,085
Assurant, Inc.	2,418	377,643
Assured Guaranty Ltd.	2,999	142,393
Athene Holding Ltd. - Class A(1)	4,757	321,098
Axis Capital Holdings Ltd.	599,051	29,359,490
Bank of America Corp.	1,040,105	42,883,529
Bank of Hawaii Corp.	1,648	138,795
Bank of New York Mellon Corp.	584,445	29,941,117
Bank OZK	4,955	208,903
Berkshire Hathaway, Inc. - Class B(1)	393,767	109,435,725
BlackRock, Inc. - Class A	5,995	5,245,445
Blackstone Group, Inc. - Class A	737,327	71,623,945
BOK Financial Corp.	1,286	111,368
Brighthouse Financial, Inc.(1)	3,513	159,982
Brown & Brown, Inc.	9,638	512,163
Capital One Financial Corp.	144,924	22,418,294

	Shares	Value
Carlyle Group, Inc.	7,404	344,138
CBOE Global Markets, Inc.	4,320	514,296
Charles Schwab Corp.	271,509	19,768,570
Chubb Ltd.	1,165,894	185,307,192
Cincinnati Financial Corp.	6,028	702,985
Citigroup, Inc.	984,674	69,665,685
Citizens Financial Group, Inc.	666,205	30,558,823
CME Group, Inc. - Class A	376,362	80,044,670
CNA Financial Corp.	139,317	6,337,530
Comerica, Inc.	5,722	408,207
Commerce Bancshares, Inc.	4,365	325,454
Credit Acceptance Corp.(1)	338	153,489
Cullen/Frost Bankers, Inc.	2,415	270,480
Discover Financial Services	686,207	81,171,426
East West Bancorp, Inc.	5,793	415,300
Equitable Holdings, Inc.	1,103,691	33,607,391
Erie Indemnity Co. - Class A	314	60,712
Essent Group Ltd.	99,290	4,463,086
Evercore, Inc. - Class A	1,643	231,285
Everest Re Group Ltd.	33,195	8,365,472
FactSet Research Systems, Inc.	214	71,821
Fidelity National Financial, Inc.	952,753	41,406,645
Fifth Third Bancorp	1,571,104	60,063,306
First American Financial Corp.	4,238	264,239
First Citizens BancShares, Inc. - Class A	242	201,523
First Hawaiian, Inc.	5,134	145,498
First Horizon Corp.	283,623	4,901,005
First Republic Bank	7,176	1,343,132
FNB Corp.	517,600	6,382,008
Franklin Resources, Inc.	274,425	8,778,856
Globe Life, Inc.	4,433	422,243
GoHealth, Inc. - Class A(1)	151	1,693
Goldman Sachs Group, Inc.	634,350	240,754,856
Hanover Insurance Group, Inc.	1,475	200,069
Hartford Financial Services Group, Inc.	357,026	22,124,901
Huntington Bancshares, Inc.	1,681,765	23,998,787
Interactive Brokers Group, Inc. - Class A	3,368	221,379
Intercontinental Exchange, Inc.	23,361	2,772,951

	Shares	Value
Invesco Ltd.	13,549	362,165
Janus Henderson Group Plc	3,305	128,267
Jefferies Financial Group, Inc.	2,959,092	101,200,946
JPMorgan Chase & Co.	784,330	121,994,688
Kemper Corp.	2,453	181,277
KeyCorp	636,538	13,144,510
KKR & Co., Inc. - Class Miscella	23,263	1,378,100
Lazard Ltd. - Class A	4,793	216,883
Lemonade, Inc.(1)	1,491	163,130
Lincoln National Corp.	148,062	9,304,216
Loews Corp.	860,051	47,001,787
M&T Bank Corp.	5,159	749,654
Markel Corp.(1)	457	542,326
Marsh & McLennan Companies, Inc.	853,150	120,021,142
Mercury General Corp.	955	62,027
MetLife, Inc.	1,208,582	72,333,633
MGIC Investment Corp.	13,296	180,826
Moody’s Corp.	343	124,293
Morgan Stanley	2,088,103	191,458,164
Morningstar, Inc.	58	14,912
MSCI, Inc. - Class A	948	505,360
Nasdaq, Inc.	4,908	862,826
Navient Corp.	2,149,376	41,547,438
New Residential Investment Corp.	20,589	218,038
New York Community Bancorp, Inc.	17,924	197,522
Northern Trust Corp.	559,842	64,728,932
Old Republic International Corp.	13,104	326,421
OneMain Holdings, Inc. - Class A	3,597	215,496
PacWest Bancorp	4,837	199,091
People’s United Financial, Inc.	17,252	295,699
Pinnacle Financial Partners, Inc.	3,399	300,098
PNC Financial Services Group, Inc.	523,269	99,818,794
Popular, Inc.	3,806	285,640
Primerica, Inc.	1,591	243,646
Principal Financial Group, Inc.	11,468	724,663
PROG Holdings, Inc.	932,970	44,903,846
Progressive Corp.	24,470	2,403,199
Prospect Capital Corp.	501,395	4,206,704

	Shares	Value
Prosperity Bancshares, Inc.	3,662	262,932
Prudential Financial, Inc.	96,084	9,845,727
Radian Group, Inc.	223,750	4,978,437
Raymond James Financial, Inc.	141,864	18,428,134
Regions Financial Corp.	676,974	13,661,335
Reinsurance Group of America, Inc. - Class A	2,711	309,054
RenaissanceRe Holdings Ltd.	1,114	165,785
S&P Global, Inc.	2,970	1,219,036
Santander Consumer USA Holdings, Inc.	2,252	81,793
SEI Investments Co.	4,569	283,141
Signature Bank	2,312	567,943
SLM Corp.	3,342,500	69,991,950
Starwood Property Trust, Inc.	295,596	7,735,747
State Street Corp.	347,455	28,588,597
Sterling Bancorp	8,603	213,268
Stifel Financial Corp.	4,721	306,204
SVB Financial Group(1)	2,285	1,271,443
Synchrony Financial	2,410,383	116,951,783
Synovus Financial Corp.	6,333	277,892
T Rowe Price Group, Inc.	6,388	1,264,632
TFS Financial Corp.	2,082	42,265
Tradeweb Markets, Inc. - Class A	4,263	360,479
Travelers Companies, Inc.	10,594	1,586,028
Truist Financial Corp.	56,329	3,126,259
Umpqua Holdings Corp.	10,691	197,249
Unum Group	8,314	236,118
US Bancorp	1,198,240	68,263,733
UWM Holdings Corp.	1,790	15,126
Virtu Financial, Inc. - Class A	3,790	104,718
Voya Financial, Inc.	72,965	4,487,348
Webster Financial Corp.	3,687	196,665
Wells Fargo & Co.	5,241,882	237,404,836
Western Alliance Bancorp	1,941	180,222
White Mountains Insurance Group Ltd.	136	156,132
Willis Towers Watson Plc	240,950	55,423,319
Wintrust Financial Corp.	2,730	206,470
WR Berkley Corp.	5,688	423,358
Zions Bancorp N.A.	202,175	10,686,971

Total Financials		3,349,836,703

	Shares	Value
Healthcare – 14.81%
Abbott Laboratories	36,426	4,222,866
AbbVie, Inc.	832,309	93,751,286
Acadia Healthcare Co., Inc.(1)	3,495	219,311
Adaptive Biotechnologies Corp.(1)	482	19,695
Agilent Technologies, Inc.	1,286	190,084
Alexion Pharmaceuticals, Inc.(1)	113,461	20,843,920
Amedisys, Inc.(1)	151	36,984
AmerisourceBergen Corp. - Class A	5,965	682,933
Amgen, Inc.	203,594	49,626,038
Anthem, Inc.	379,841	145,023,294
AstraZeneca Plc - ADR	143,400	8,589,660
Baxter International, Inc.	1,132,021	91,127,691
Becton Dickinson & Co.	194,718	47,353,470
Biogen, Inc.(1)	47,827	16,561,055
BioMarin Pharmaceutical, Inc.(1)	7,860	655,838
Bio-Rad Laboratories, Inc. - Class A(1)	861	554,734
Boston Scientific Corp.(1)	59,705	2,552,986
Bristol Myers Squibb Co.	444,690	29,714,186
Cardinal Health, Inc.	278,879	15,921,202
Catalent, Inc.(1)	5,397	583,524
Centene Corp.(1)	136,568	9,959,904
Cerner Corp.	12,752	996,696
Certara, Inc.(1)	819	23,202
Change Healthcare, Inc.(1)	10,020	230,861
Charles River Laboratories International, Inc.(1)	127	46,980
Chemed Corp.	466	221,117
Cigna Corp.	261,688	62,038,374
Cooper Companies, Inc.	2,071	820,675
CVS Health Corp.	1,371,984	114,478,345
Danaher Corp.	278,315	74,688,613
DaVita, Inc.(1)	71,748	8,640,612
Dentsply Sirona, Inc.	9,422	596,036
Elanco Animal Health, Inc.(1)	18,083	627,299
Eli Lilly & Co.	7,480	1,716,810
Encompass Health Corp.	1,693	132,105
Envista Holdings Corp.(1)	1,007,261	43,523,748

	Shares	Value
Exact Sciences Corp.(1)	520	64,641
Exelixis, Inc.(1)	1,810	32,978
Fresenius Medical Care AG & Co. KGaA	887,436	73,742,607
Gilead Sciences, Inc.	301,354	20,751,236
GlaxoSmithKline Plc	310,781	6,109,674
Globus Medical, Inc. - Class A(1)	2,963	229,721
HCA Healthcare, Inc.	67,464	13,947,507
Henry Schein, Inc.(1)	5,686	421,844
Hill-Rom Holdings, Inc.	2,702	306,920
Hologic, Inc.(1)	507,792	33,879,882
Horizon Therapeutics Plc(1)	7,210	675,144
Humana, Inc.	97,961	43,369,294
ICU Medical, Inc.(1)	809	166,492
Incyte Corp.(1)	1,081	90,945
Integra LifeSciences Holdings Corp.(1)	2,961	202,059
Ionis Pharmaceuticals, Inc.(1)	450	17,951
Iovance Biotherapeutics, Inc.(1)	4,105	106,812
IQVIA Holdings, Inc.(1)	4,112	996,420
Jazz Pharmaceuticals Plc(1)	77,180	13,710,255
Johnson & Johnson	1,147,761	189,082,147
Laboratory Corp. of America Holdings(1)	4,147	1,143,950
LivaNova Plc(1)	674,159	56,703,514
Masimo Corp.(1)	559	135,530
McKesson Corp.	54,196	10,364,443
Medtronic Plc	2,195,558	272,534,615
Merck & Co., Inc.	3,930,042	305,639,366
Mirati Therapeutics, Inc.(1)	265	42,805
Molina Healthcare, Inc.(1)	1,986	502,577
Natera, Inc.(1)	216	24,522
Nektar Therapeutics - Class A(1)	7,652	131,308
Oak Street Health, Inc.(1)	404	23,662
Organon & Co.(1)	157,415	4,763,378
PerkinElmer, Inc.	4,800	741,168
Perrigo Co. Plc	5,358	245,664
Pfizer, Inc.	3,470,394	135,900,629
PPD, Inc.(1)	3,845	177,216
Premier, Inc. - Class A	4,868	169,358
QIAGEN NV(1)	9,162	443,258

	Shares	Value
Quest Diagnostics, Inc.	55,991	7,389,132
Quidel Corp.(1)	1,526	195,511
Regeneron Pharmaceuticals, Inc.(1)	11,341	6,334,402
Repligen Corp.(1)	129	25,751
ResMed, Inc.	585	144,214
Royalty Pharma Plc - Class A	5,390	220,936
Sage Therapeutics, Inc.(1)	2,231	126,743
Sanofi - ADR	92,800	4,886,848
Sanofi SA	874,530	91,880,393
Seagen, Inc.(1)	580	91,570
Select Medical Holdings Corp.	169,600	7,167,296
Signify Health, Inc. - Class A(1)	1,125	34,234
STERIS Plc	3,463	714,417
Stryker Corp.	255,473	66,354,002
Syneos Health, Inc. - Class A(1)	3,616	323,596
Tandem Diabetes Care, Inc.(1)	228	22,207
Teladoc Health, Inc.(1)	6,187	1,028,836
Teleflex, Inc.	1,655	664,962
Thermo Fisher Scientific, Inc.	15,012	7,573,104
Ultragenyx Pharmaceutical, Inc.(1)	670	63,885
United Therapeutics Corp.(1)	38,959	6,989,634
UnitedHealth Group, Inc.	566,862	226,994,219
Universal Health Services, Inc. - Class B	56,618	8,290,574
Vertex Pharmaceuticals, Inc.(1)	427,350	86,166,581
Viatris, Inc.	119,626	1,709,456
Waters Corp.(1)	174	60,136
Zimmer Biomet Holdings, Inc.	103,685	16,674,622
Zoetis, Inc. - Class A	1,208	225,123

Total Healthcare		2,576,916,010

Industrials – 16.02%
3M Co.	53,873	10,700,794
Acuity Brands, Inc.	47,328	8,851,756
ADT, Inc.	6,227	67,189
AECOM(1)	1,060,373	67,142,818
AerCap Holdings NV(1)	1,351,465	69,208,523
AGCO Corp.	85,032	11,086,472
Air Lease Corp. - Class A	2,015,809	84,139,868
Airbus SE(1)	138,218	17,809,782

	Shares	Value
Airbus SE - ADR(1)	2,722,108	87,651,878
Alaska Air Group, Inc.(1)	67,178	4,051,505
Allegion Plc	872	121,470
Allison Transmission Holdings, Inc.	110,940	4,408,756
AMERCO	369	217,489
American Airlines Group, Inc.(1)	26,176	555,193
AMETEK, Inc.	9,781	1,305,763
AO Smith Corp.	5,868	422,848
Armstrong World Industries, Inc.	998	107,045
Atkore, Inc.(1)	142,000	10,082,000
AZEK Co., Inc. - Class A(1)	2,016	85,599
Boeing Co.(1)	163,986	39,284,486
Builders FirstSource, Inc.(1)	8,324	355,102
BWX Technologies, Inc.	652,190	37,905,283
CACI International, Inc. - Class A(1)	944	240,833
Canadian National Railway Co.	810,961	85,572,605
Carlisle Companies, Inc.	1,287	246,306
Carrier Global Corp.	19,631	954,067
Caterpillar, Inc.	37,076	8,068,850
CH Robinson Worldwide, Inc.	4,307	403,437
ChargePoint Holdings, Inc.(1)	5,082	176,549
Cintas Corp.	228	87,096
Clarivate Plc(1)	16,739	460,825
Clean Harbors, Inc.(1)	2,444	227,634
Colfax Corp.(1)	4,818	220,713
Copa Holdings SA - Class A(1)	1,275	96,046
CoStar Group, Inc.(1)	3,570	295,667
Crane Co.	89,355	8,253,721
CSX Corp.	95,226	3,054,850
Cummins, Inc.	54,526	13,293,984
Curtiss-Wright Corp.	54,400	6,460,544
Deere & Co.	397,900	140,343,309
Delta Air Lines, Inc.(1)	145,357	6,288,144
Donaldson Co., Inc.	4,524	287,410
Dover Corp.	6,188	931,913
Driven Brands Holdings, Inc.(1)	1,314	40,629
Dun & Bradstreet Holdings, Inc.(1)	6,504	138,990
Eaton Corp. Plc	16,749	2,481,867

	Shares	Value
Emerson Electric Co.	458,903	44,164,825
Equifax, Inc.	3,042	728,589
Expeditors International of Washington, Inc.	1,853	234,590
Fastenal Co.	2,635	137,020
FedEx Corp.	513,163	153,091,918
Flowserve Corp.	84,011	3,387,323
Fortive Corp.	13,820	963,807
Fortune Brands Home & Security, Inc.	4,181	416,469
FTI Consulting, Inc.(1)	1,311	179,096
Gates Industrial Corp. Plc(1)	2,900	52,403
General Dynamics Corp.	879,288	165,534,759
General Electric Co.	6,791,083	91,407,977
Graco, Inc.	3,093	234,140
HEICO Corp.	1,234	172,044
HEICO Corp. - Class A	2,166	268,974
Hexcel Corp.(1)	3,434	214,282
Hillenbrand, Inc.	110,100	4,853,208
Honeywell International, Inc.	545,954	119,755,010
Howmet Aerospace, Inc.(1)	14,740	508,088
Hubbell, Inc. - Class B	2,391	446,734
Huntington Ingalls Industries, Inc.	39,100	8,240,325
IDEX Corp.	3,120	686,556
IHS Markit Ltd.	15,775	1,777,211
Illinois Tool Works, Inc.	1,317	294,428
Ingersoll Rand, Inc.(1)	16,024	782,131
ITT, Inc.	3,977	364,253
Jacobs Engineering Group, Inc.	334,291	44,601,105
JB Hunt Transport Services, Inc.	404,666	65,940,325
JetBlue Airways Corp.(1)	384,068	6,444,661
Johnson Controls International Plc	30,110	2,066,449
Kansas City Southern	2,832	802,504
Kirby Corp.(1)	2,355	142,807
Knight-Swift Transportation Holdings, Inc. - Class A	6,531	296,899
L3Harris Technologies, Inc.	253,690	54,835,093
Landstar System, Inc.	153	24,177
Leidos Holdings, Inc.	5,735	579,808
Lennox International, Inc.	1,366	479,193
Lockheed Martin Corp.	185,323	70,116,957

	Shares	Value
ManpowerGroup, Inc.	2,206	262,315
Masco Corp.	10,398	612,546
MasTec, Inc.(1)	71,391	7,574,585
Mercury Systems, Inc.(1)	2,243	148,666
Middleby Corp.(1)	1,564	270,979
Moog, Inc. - Class A	64,788	5,446,079
MSA Safety, Inc.	1,062	175,846
MSC Industrial Direct Co., Inc. - Class A	1,752	157,207
Nielsen Holdings Plc	929,375	22,927,681
Nordson Corp.	1,955	429,142
Norfolk Southern Corp.	10,510	2,789,459
Northrop Grumman Corp.	605,287	219,979,454
nVent Electric Plc	7,807	243,891
Old Dominion Freight Line, Inc.	328	83,246
Oshkosh Corp.	75,629	9,426,399
Otis Worldwide Corp.	385,458	31,518,901
Owens Corning	480,877	47,077,858
PACCAR, Inc.	126,136	11,257,638
Parker-Hannifin Corp.	4,540	1,394,279
Pentair Plc	6,766	456,637
Quanta Services, Inc.	463,179	41,950,122
Raytheon Technologies Corp.	2,957,043	252,265,338
Regal Beloit Corp.	1,614	215,485
Republic Services, Inc. - Class A	8,972	987,010
Robert Half International, Inc.	549	48,845
Rockwell Automation, Inc.	1,854	530,281
Rollins, Inc.	653	22,333
Roper Technologies, Inc.	4,417	2,076,873
Ryder System, Inc.	2,079	154,532
Schneider National, Inc. - Class B	1,978	43,061
Science Applications International Corp.	41,594	3,649,042
Sensata Technologies Holding Plc(1)	6,411	371,646
Shoals Technologies Group, Inc. - Class A(1)	3,273	116,191
Siemens AG	47,427	7,530,401
SiteOne Landscape Supply, Inc.(1)	857	145,056
Snap-on, Inc.	123,653	27,627,790
Southwest Airlines Co.(1)	140,196	7,443,006
Spirit AeroSystems Holdings, Inc. - Class A	3,011	142,089

	Shares	Value
Stanley Black & Decker, Inc.	330,625	67,774,819
Stericycle, Inc.(1)	286,459	20,496,141
Sunrun, Inc.(1)	8,098	451,706
Teledyne Technologies, Inc.(1)	1,976	827,608
Textron, Inc.	106,405	7,317,472
Timken Co.	2,583	208,164
Toro Co.	226	24,833
Trane Technologies Plc	5,191	955,871
TransDigm Group, Inc.(1)	1,567	1,014,303
TransUnion	2,465	270,682
TuSimple Holdings, Inc. - Class A(1)	1,287	91,686
Uber Technologies, Inc.(1)	9,449	473,584
Union Pacific Corp.	530,076	116,579,615
United Airlines Holdings, Inc.(1)	13,986	731,328
United Parcel Service, Inc. - Class B	845,080	175,751,288
United Rentals, Inc.(1)	41,557	13,257,099
Univar Solutions, Inc.(1)	244,196	5,953,498
Valmont Industries, Inc.	872	205,836
Verisk Analytics, Inc. - Class A	2,341	409,020
Vertiv Holdings Co. - Class A	3,075,322	83,956,291
Virgin Galactic Holdings, Inc.(1)	301	13,846
Wabtec Corp.	7,822	643,751
Waste Management, Inc.	14,965	2,096,746
Watsco, Inc.	1,304	373,779
Woodward, Inc.	2,361	290,120
WW Grainger, Inc.	321	140,598
XPO Logistics, Inc.(1)	535	74,841
Xylem, Inc.	2,480	297,501

Total Industrials		2,787,647,681

Information Technology – 9.12%
Accenture Plc - Class A	326,099	96,130,724
Akamai Technologies, Inc.(1)	6,531	761,515
Alliance Data Systems Corp.	1,941	202,233
Amdocs Ltd.	74,506	5,763,784
Amkor Technology, Inc.	211,100	4,996,737
Amphenol Corp. - Class A	7,419	507,534
Analog Devices, Inc.	13,274	2,285,252
ANSYS, Inc.(1)	2,180	756,591

	Shares	Value
Applied Materials, Inc.	430,013	61,233,851
Arista Networks, Inc.(1)	259	93,838
Arrow Electronics, Inc.(1)	110,389	12,565,580
Automatic Data Processing, Inc.	349,499	69,417,491
Avnet, Inc.	4,289	171,903
Black Knight, Inc.(1)	6,661	519,425
Broadcom, Inc.	150,163	71,603,725
Broadridge Financial Solutions, Inc.	432	69,781
Brooks Automation, Inc.	523	49,831
C3.ai, Inc. - Class A(1)	548	34,266
CDK Global, Inc.	4,325	214,909
Ceridian HCM Holding, Inc.(1)	5,636	540,605
Ciena Corp.(1)	64,176	3,650,973
Cirrus Logic, Inc.(1)	2,257	192,116
Cisco Systems, Inc.	2,720,883	144,206,799
Citrix Systems, Inc.	224,589	26,337,552
Cloudflare, Inc. - Class A(1)	582	61,599
Cognizant Technology Solutions Corp. - Class A	972,057	67,324,668
Coherent, Inc.(1)	88	23,262
Concentrix Corp.(1)	1,708	274,646
Corning, Inc.	21,402	875,342
Cree, Inc.(1)	4,685	458,802
Datto Holding Corp.(1)	1,053	29,316
Dell Technologies, Inc. - Class C(1)	81,973	8,170,249
Diodes, Inc.(1)	100	7,977
Dolby Laboratories, Inc. - Class A	2,608	256,340
Duck Creek Technologies, Inc.(1)	2,263	98,463
DXC Technology Co.(1)	176,958	6,890,745
Dynatrace, Inc.(1)	441	25,763
Euronet Worldwide, Inc.(1)	600	81,210
F5 Networks, Inc.(1)	2,419	451,531
Fastly, Inc. - Class A(1)	4,294	255,922
Fidelity National Information Services, Inc.	26,078	3,694,470
FireEye, Inc.(1)	6,937	140,266
First Solar, Inc.(1)	4,305	389,646
Fiserv, Inc.(1)	23,509	2,512,877
FleetCor Technologies, Inc.(1)	2,703	692,130
Genpact Ltd.	7,899	358,852

	Shares	Value
Global Payments, Inc.	12,386	2,322,870
GoDaddy, Inc. - Class A(1)	6,563	570,718
Guidewire Software, Inc.(1)	3,408	384,150
Hewlett Packard Enterprise Co.	528,088	7,699,523
HP, Inc.	543,347	16,403,646
Intel Corp.	851,317	47,792,936
International Business Machines Corp.	109,601	16,066,411
IPG Photonics Corp.(1)	1,412	297,607
J2 Global, Inc.(1)	57,100	7,854,105
Jabil, Inc.	1,225	71,197
Jack Henry & Associates, Inc.	2,217	362,502
Jamf Holding Corp.(1)	329	11,045
Juniper Networks, Inc.	14,364	392,855
Keysight Technologies, Inc.(1)	4,508	696,080
Lam Research Corp.	12,200	7,938,540
Littelfuse, Inc.	1,014	258,357
Lumentum Holdings, Inc.(1)	3,073	252,078
Manhattan Associates, Inc.(1)	1,200	173,808
Marvell Technology, Inc.	34,016	1,984,153
Maxim Integrated Products, Inc.	565	59,528
McAfee Corp. - Class A	218	6,108
Medallia, Inc.(1)	1,905	64,294
Methode Electronics, Inc.	117,120	5,763,475
Microchip Technology, Inc.	371,954	55,696,392
Micron Technology, Inc.(1)	40,643	3,453,842
Microsoft Corp.	584,801	158,422,591
MKS Instruments, Inc.	350	62,283
Motorola Solutions, Inc.	7,028	1,524,022
National Instruments Corp.	5,211	220,321
NCR Corp.(1)	3,416	155,804
NetApp, Inc.	3,047	249,306
NETGEAR, Inc.(1)	141,400	5,418,448
NortonLifeLock, Inc.	16,412	446,735
Nuance Communications, Inc.(1)	7,177	390,716
NXP Semiconductors NV	434,829	89,453,022
ON Semiconductor Corp.(1)	7,895	302,221
Oracle Corp.	1,606,192	125,025,985
Paychex, Inc.	1,675	179,728

	Shares	Value
Paysafe Ltd.(1)	12,530	151,738
Pegasystems, Inc.	142	19,765
Pure Storage, Inc. - Class A(1)	693	13,534
Qorvo, Inc.(1)	4,849	948,707
QUALCOMM, Inc.	851,343	121,682,455
Salesforce.com, Inc.(1)	31,344	7,656,399
Samsung Electronics Co. Ltd.	1,714,628	122,743,628
Seagate Technology Holdings Plc	145,413	12,786,165
Skyworks Solutions, Inc.	3,538	678,412
Snowflake, Inc. - Class A(1)	286	69,155
SolarWinds Corp.(1)	2,835	47,883
SS&C Technologies Holdings, Inc.	9,104	656,034
StoneCo Ltd. - Class A(1)	620	41,577
SYNNEX Corp.	1,776	216,246
Synopsys, Inc.(1)	2,421	667,688
TE Connectivity Ltd.	62,200	8,410,062
Teradata Corp.(1)	572	28,583
Texas Instruments, Inc.	306,492	58,938,412
Trimble, Inc.(1)	10,751	879,754
Twilio, Inc. - Class A(1)	4,909	1,934,931
Tyler Technologies, Inc.(1)	219	99,069
Ubiquiti, Inc.	4	1,249
VeriSign, Inc.(1)	4,216	959,941
Viasat, Inc.(1)	2,749	137,010
Visa, Inc. - Class A	375,286	87,749,373
VMware, Inc. - Class A(1)	2,054	328,578
Vontier Corp.	3,152	102,692
Western Digital Corp.(1)	12,508	890,194
Western Union Co.	172,562	3,963,749
WEX, Inc.(1)	597	115,758
Xerox Holdings Corp.	6,220	146,108

Total Information Technology		1,586,873,342

Materials – 4.65%
Air Products & Chemicals, Inc.	9,262	2,664,492
Akzo Nobel NV	87,503	10,834,698
Albemarle Corp.	4,773	804,060
Alcoa Corp.(1)	7,586	279,468
Amcor Plc	62,604	717,442

	Shares	Value
AptarGroup, Inc.	2,923	411,675
Ardagh Group SA - Class A	788	19,322
Ashland Global Holdings, Inc.	2,303	201,513
Atotech Ltd.(1)	2,702,479	68,994,289
Avery Dennison Corp.	1,577	331,549
Axalta Coating Systems Ltd.(1)	6,980	212,820
Ball Corp.	9,655	782,248
Berry Global Group, Inc.(1)	93,786	6,116,723
Celanese Corp. - Class A	397,089	60,198,692
CF Industries Holdings, Inc.	1,038,784	53,445,437
Chemours Co.	3,242	112,822
Cleveland-Cliffs, Inc.(1)	18,506	398,989
Corteva, Inc.	1,221,820	54,187,717
Crown Holdings, Inc.	46,066	4,708,406
Diversey Holdings Ltd.(1)	930	16,656
Dow, Inc.	29,276	1,852,585
DuPont de Nemours, Inc.	251,113	19,438,657
Eagle Materials, Inc.	1,700	241,587
Eastman Chemical Co.	103,063	12,032,605
Ecolab, Inc.	396,963	81,762,469
Element Solutions, Inc.	3,134,559	73,285,989
FMC Corp.	4,250	459,850
Freeport-McMoRan, Inc.	43,715	1,622,264
Graphic Packaging Holding Co.	8,648	156,875
Huntsman Corp.	131,404	3,484,834
Ingevity Corp.(1)	71,312	5,801,944
International Flavors & Fragrances, Inc.	687,947	102,779,282
International Paper Co.	912,251	55,930,109
Linde Plc	370,757	107,185,849
Louisiana-Pacific Corp.	144,838	8,732,283
LyondellBasell Industries NV - Class A	126,575	13,020,770
Martin Marietta Materials, Inc.	2,653	933,352
Mosaic Co.	14,063	448,750
NewMarket Corp.	272	87,579
Newmont Corp.	33,632	2,131,596
Nucor Corp.	12,638	1,212,363
Olin Corp.	5,396	249,619
Packaging Corp. of America	3,791	513,377

	Shares	Value
PPG Industries, Inc.	42,475	7,210,981
Reliance Steel & Aluminum Co.	47,867	7,223,130
Royal Gold, Inc.	2,661	303,620
RPM International, Inc.	2,157	191,283
Sealed Air Corp.	193,264	11,450,892
Silgan Holdings, Inc.	3,574	148,321
Sonoco Products Co.	4,048	270,811
Southern Copper Corp.	301	19,360
Steel Dynamics, Inc.	7,296	434,842
United States Steel Corp.	10,860	260,640
Valvoline, Inc.	271,164	8,801,984
Vulcan Materials Co.	5,612	976,881
Westlake Chemical Corp.	1,077	97,027
Westrock Co.	224,402	11,942,675

Total Materials		808,136,053

Real Estate – 3.62%
Alexandria Real Estate Equities, Inc.	5,943	1,081,269
American Assets Trust, Inc.	89,600	3,341,184
American Campus Communities, Inc.	1,165,528	54,453,468
American Homes 4 Rent - Class A	11,492	446,464
American Tower Corp.	218,464	59,015,865
Americold Realty Trust	10,255	388,152
Apartment Income REIT Corp.	6,450	305,923
AvalonBay Communities, Inc.	5,881	1,227,306
Boston Properties, Inc.	6,401	733,491
Brandywine Realty Trust	330,419	4,530,044
Brixmor Property Group, Inc.	11,829	270,766
Camden Property Trust	4,204	557,745
CBRE Group, Inc. - Class A(1)	13,369	1,146,124
CoreSite Realty Corp.	377	50,744
Corporate Office Properties Trust	1,199,840	33,583,522
Cousins Properties, Inc.	90,595	3,332,084
CubeSmart	9,066	419,937
CyrusOne, Inc.	53,940	3,857,789
Digital Realty Trust, Inc.	11,762	1,769,711
Douglas Emmett, Inc.	6,973	234,432
Duke Realty Corp.	15,966	755,990
EPR Properties(1)	3,098	163,203

	Shares	Value
Equinix, Inc.	1,053	845,138
Equity LifeStyle Properties, Inc.	3,332	247,601
Equity Residential	551,280	42,448,560
Essex Property Trust, Inc.	2,747	824,127
Extra Space Storage, Inc.	4,854	795,182
Federal Realty Investment Trust	3,114	364,867
First Industrial Realty Trust, Inc.	5,895	307,896
Gaming & Leisure Properties, Inc.	93,953	4,352,842
Healthcare Trust of America, Inc. - Class A	8,814	235,334
Healthpeak Properties, Inc.	23,319	776,290
Highwoods Properties, Inc.	4,187	189,127
Host Hotels & Resorts, Inc.(1)	252,667	4,318,079
Howard Hughes Corp.(1)	600,904	58,564,104
Hudson Pacific Properties, Inc.	5,913	164,500
Invitation Homes, Inc.	24,246	904,133
Iron Mountain, Inc.	138,898	5,878,163
JBG SMITH Properties	4,806	151,437
Jones Lang LaSalle, Inc.(1)	2,054	401,475
Kilroy Realty Corp.	4,663	324,731
Kimco Realty Corp.	16,746	349,154
Lamar Advertising Co. - Class A	441	46,049
Life Storage, Inc.	3,129	335,898
Medical Properties Trust, Inc.	229,435	4,611,644
MGM Growth Properties LLC - Class A	2,063,878	75,579,212
Mid-America Apartment Communities, Inc.	4,938	831,658
National Retail Properties, Inc.	7,156	335,473
Office Properties Income Trust	104,183	3,053,604
Omega Healthcare Investors, Inc.	9,799	355,606
Opendoor Technologies, Inc.(1)	11,253	199,516
Park Hotels & Resorts, Inc.(1)	9,885	203,730
Prologis, Inc.	30,932	3,697,302
Public Storage	274,577	82,562,558
Rayonier, Inc.	686,304	24,658,903
Realty Income Corp.	15,870	1,059,164
Regency Centers Corp.	6,941	444,710
Rexford Industrial Realty, Inc.	5,625	320,344
SBA Communications Corp. - Class A	3,667	1,168,673
Simon Property Group, Inc.	1,736	226,513

	Shares	Value
SL Green Realty Corp.	2,757	220,560
Spirit Realty Capital, Inc.	5,385	257,618
STORE Capital Corp.	10,086	348,068
Sun Communities, Inc.	4,737	811,922
UDR, Inc.	12,764	625,181
Ventas, Inc.	15,920	909,032
VEREIT, Inc.	113,659	5,220,358
VICI Properties, Inc.	2,163,919	67,124,767
Vornado Realty Trust	7,259	338,778
Weingarten Realty Investors	4,919	157,752
Welltower, Inc.	145,331	12,077,006
Weyerhaeuser Co.	1,368,103	47,090,105
WP Carey, Inc.	7,647	570,619

Total Real Estate		629,550,276

Utilities – 2.60%
AES Corp.	27,034	704,776
Alliant Energy Corp.	10,930	609,457
Ameren Corp.	228,496	18,288,820
American Electric Power Co., Inc.	20,975	1,774,275
American Water Works Co., Inc.	7,706	1,187,726
Atmos Energy Corp.	5,219	501,598
Avangrid, Inc.	2,339	120,295
Brookfield Renewable Corp. - Class A	3,885	162,937
CenterPoint Energy, Inc.	2,773,330	68,002,052
CMS Energy Corp.	11,791	696,612
Consolidated Edison, Inc.	14,024	1,005,801
Dominion Energy, Inc.	160,125	11,780,396
DTE Energy Co.	8,255	1,069,848
Duke Energy Corp.	32,292	3,187,866
Edison International	1,025,575	59,298,747
Entergy Corp.	89,409	8,914,077
Essential Utilities, Inc.	9,153	418,292
Evergy, Inc.	9,824	593,664
Eversource Energy	14,479	1,161,795
Exelon Corp.	1,166,189	51,673,835
FirstEnergy Corp.	23,117	860,184
Hawaiian Electric Industries, Inc.	4,233	178,971
IDACORP, Inc.	2,117	206,408

	Shares	Value
MDU Resources Group, Inc.	241,360	7,564,222
National Fuel Gas Co.	102,543	5,357,872
NextEra Energy, Inc.	306,512	22,461,199
NiSource, Inc.	1,529,474	37,472,113
NRG Energy, Inc.	191,344	7,711,163
OGE Energy Corp.	9,223	310,354
PG&E Corp.(1)	61,363	624,062
Pinnacle West Capital Corp.	4,662	382,144
PPL Corp.	259,604	7,261,124
Public Service Enterprise Group, Inc.	21,402	1,278,556
Sempra Energy	348,448	46,162,391
Southern Co.	1,201,846	72,723,701
UGI Corp.	8,563	396,553
Vistra Corp.	387,225	7,183,024
WEC Energy Group, Inc.	12,799	1,138,471
Xcel Energy, Inc.	22,638	1,491,391

Total Utilities		451,916,772

Total Common Stocks (Cost: $11,222,731,355)		17,054,466,176

CONVERTIBLE PREFERRED STOCKS – 0.25%
Healthcare – 0.06%
Becton Dickinson & Co., 6.00%	202,075	10,813,033

Total Healthcare		10,813,033

Utilities – 0.19%
NextEra Energy, Inc., 5.28%	173,175	8,478,648
NiSource, Inc., 7.75%	81,438	8,371,012
Sempra Energy, 6.75%	35,061	3,462,975
Southern Co., 6.75%	226,081	11,446,481

Total Utilities		31,759,116

Total Convertible Preferred Stocks (Cost: $40,069,708)		42,572,149

PREFERRED STOCKS – 0.20%
Consumer Discretionary – 0.20%
Volkswagen AG	141,499	35,478,255

Total Consumer Discretionary		35,478,255

Total Preferred Stocks (Cost: $24,577,761)		35,478,255

SHORT-TERM INVESTMENTS – 1.30%
Money Market Funds – 1.08%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(2)	187,295,009	$187,295,009

Total Money Market Funds (Cost: $187,295,009)		187,295,009

	Principal Amount		Value
Time Deposits – 0.22%
ANZ, London, 0.01% due 07/01/2021		$12,162,103	12,162,103
Brown Brothers Harriman, -0.78% due 07/01/2021(3)	EUR	—	1
BNP Paribas, Paris, -0.78% due 07/01/2021		217,805	258,262
Citibank, New York, 0.01% due 07/01/2021		$3,411,483	3,411,483
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021		2,043,212	2,043,212
Sumitomo, Tokyo, 0.01% due 07/01/2021		21,169,852	21,169,852

Total Time Deposits (Cost: $39,044,913)			39,044,913

Total Short-Term Investments (Cost: $226,339,922)			226,339,922

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $11,513,718,746)			17,358,856,502

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.22%			38,585,049

TOTAL NET ASSETS – 100.00%			$17,397,441,551

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

EUR Euro

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.
(3)	Principal amount calculated is less than EUR 0.5.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
30	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	$6,404,209	$6,432,750	$28,541

						$28,541

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.51%
Communication Services – 4.61%
Altice USA, Inc. - Class A(1)	10,760	$367,346
AMC Networks, Inc. - Class A(1)	5,484	366,331
Anterix, Inc.(1)	1,219	73,128
Bandwidth, Inc. - Class A(1)	8,633	1,190,663
Cable One, Inc.	205	392,126
Cardlytics, Inc.(1)	12,018	1,525,445
Cargurus, Inc. - Class A(1)	35,072	919,939
Cars.com, Inc.(1)	3,659	52,433
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)	1,147	47,486
Cincinnati Bell, Inc.(1)	6,092	93,939
Cinemark Holdings, Inc.(1)	34,270	752,227
Clear Channel Outdoor Holdings, Inc. - Class A(1)	12,195	32,195
Cogent Communications Holdings, Inc.	16,072	1,235,776
CuriosityStream, Inc.(1)	1,691	23,065
Digital Media Solutions, Inc. - Class A(1)	515	4,985
Electronic Arts, Inc.	34,539	4,967,744
Eventbrite, Inc. - Class A(1)	29,209	554,971
EverQuote, Inc. - Class A(1)	6,963	227,551
fuboTV, Inc.(1)	49,358	1,584,885
Globalstar, Inc.(1)	195,532	348,047
Gogo, Inc.(1)	1,686	19,187
IAC/InterActiveCorp(1)	34,307	5,289,110
IDT Corp. - Class B(1)	5,616	207,567
iHeartMedia, Inc. - Class A(1)	18,914	509,354
IMAX Corp.(1)	1,824	39,216
Iridium Communications, Inc.(1)	33,937	1,357,141
John Wiley & Sons, Inc. - Class A	325,714	19,601,469
Liberty Media Corp.-Liberty Braves - Class A(1)	3,529	99,588
Liberty Media Corp.-Liberty Braves - Class C(1)	14,404	399,999
Liberty TripAdvisor Holdings, Inc. - Class A(1)	20,985	85,409
Live Nation Entertainment, Inc.(1)	83,762	7,336,714
LiveXLive Media, Inc.(1)	19,666	92,824
Loral Space & Communications, Inc.	4,711	183,022
Madison Square Garden Sports Corp. - Class A(1)	513	88,528
Magnite, Inc.(1)	39,556	1,338,575
Match Group, Inc.(1)	373,780	60,272,025
MDC Partners, Inc. - Class A(1)	2,645	15,473
MediaAlpha, Inc. - Class A(1)	7,015	295,332
Meredith Corp.(1)	9,444	410,247
National CineMedia, Inc.	1,932	9,795
New York Times Co. - Class A	500,357	21,790,547
Nexstar Media Group, Inc. - Class A	216	31,942
Ooma, Inc.(1)	4,674	88,152
ORBCOMM, Inc.(1)	27,606	310,291
Pinterest, Inc. - Class A(1)	39,442	3,113,946
Playtika Holding Corp.(1)	5,432	129,499
QuinStreet, Inc.(1)	18,321	340,404
Roku, Inc. - Class A(1)	96,099	44,133,466

	Shares	Value
Shenandoah Telecommunications Co.	5,988	290,478
Sinclair Broadcast Group, Inc. - Class A	2,914	96,803
Skillz, Inc. - Class A(1)	21,126	458,857
Spotify Technology SA(1)	9,879	2,722,554
Take-Two Interactive Software, Inc.(1)	42,054	7,444,399
TechTarget, Inc.(1)	9,436	731,196
Thryv Holdings, Inc.(1)	1,948	69,680
TripAdvisor, Inc.(1)	4,325	174,298
Twitter, Inc.(1)	5,880	404,603
Vimeo, Inc.(1)	28,708	1,406,692
Warner Music Group Corp. - Class A	118,481	4,270,055
WideOpenWest, Inc.(1)	12,272	254,153
World Wrestling Entertainment, Inc. - Class A	2,763	159,950
Yelp, Inc. - Class A(1)	25,532	1,020,259
Zillow Group, Inc. - Class A(1)	4,280	524,428
Zillow Group, Inc. - Class C(1)	11,870	1,450,751
ZoomInfo Technologies, Inc. - Class A(1)	280,141	14,614,956
Zynga, Inc. - Class A(1)	5,348,010	56,849,346

Total Communication Services		275,292,562

Consumer Discretionary – 12.34%
1-800-Flowers.com, Inc. - Class A(1)	267,105	8,512,636
2U, Inc.(1)	22,374	932,325
Abercrombie & Fitch Co. - Class A(1)	2,028	94,160
Accel Entertainment, Inc. - Class A(1)	20,341	241,448
Acushnet Holdings Corp.	3,822	188,807
Adient Plc(1)	4,544	205,389
Advance Auto Parts, Inc.	232,000	47,592,480
American Axle & Manufacturing Holdings, Inc.(1)	20,954	216,874
American Eagle Outfitters, Inc.	57,208	2,147,016
America’s Car-Mart, Inc.(1)	1,906	270,118
AMMO, Inc.(1)	24,420	239,072
Aptiv Plc(1)	204,871	32,232,354
Arcimoto, Inc.(1)	10,127	174,083
Arko Corp.(1)	7,236	66,499
Asbury Automotive Group, Inc.(1)	7,316	1,253,743
At Home Group, Inc.(1)	24,907	917,574
Aterian, Inc.(1)	7,369	107,808

	Shares	Value
AutoZone, Inc.(1)	339	505,863
Bally’s Corp.(1)	12,040	651,484
Bed Bath & Beyond, Inc.(1)	4,654	154,932
Best Buy Co., Inc.	4,126	474,407
BJ’s Restaurants, Inc.(1)	7,712	378,968
Blink Charging Co.(1)	14,021	577,245
Bloomin’ Brands, Inc.(1)	32,807	890,382
Boot Barn Holdings, Inc.(1)	10,652	895,301
Boyd Gaming Corp.(1)	1,262	77,600
Bright Horizons Family Solutions, Inc.(1)	90,129	13,258,877
Brinker International, Inc.(1)	16,749	1,035,926
Brunswick Corp.	716	71,328
Buckle, Inc.	10,424	518,594
Burlington Stores, Inc.(1)	133,083	42,851,395
Caesars Entertainment, Inc.(1)	8,888	922,130
Caleres, Inc.	13,789	376,302
Camping World Holdings, Inc. - Class A	15,762	646,084
Canoo, Inc.(1)	13,386	133,057
CarMax, Inc.(1)	1,006	129,925
CarParts.com, Inc.(1)	17,534	356,992
Carriage Services, Inc. - Class A	1,263	46,693
Carvana Co. - Class A(1)	5,584	1,685,363
Casper Sleep, Inc.(1)	10,815	89,116
Cavco Industries, Inc.(1)	2,390	531,034
Century Casinos, Inc.(1)	10,126	135,992
Century Communities, Inc.	7,148	475,628
Cheesecake Factory, Inc.(1)	16,537	895,975
Chegg, Inc.(1)	489,335	40,668,632
Chewy, Inc. - Class A(1)	126,270	10,064,982
Chico’s FAS, Inc.(1)	10,439	68,689
Children’s Place, Inc.(1)	5,222	485,959
Chipotle Mexican Grill, Inc. - Class A(1)	23,647	36,660,890
Choice Hotels International, Inc.	2,491	296,080
Churchill Downs, Inc.	2,641	523,605
Chuy’s Holdings, Inc.(1)	3,455	128,733
Citi Trends, Inc.(1)	3,313	288,231
Clarus Corp.	9,327	239,704
Columbia Sportswear Co.	175	17,213

	Shares	Value
Core-Mark Holding Co., Inc.	5,327	239,768
Cracker Barrel Old Country Store, Inc.	8,943	1,327,678
Crocs, Inc.(1)	24,227	2,822,930
Dana, Inc.	30,077	714,630
Darden Restaurants, Inc.	6,441	940,322
Dave & Buster’s Entertainment, Inc.(1)	7,367	299,100
Deckers Outdoor Corp.(1)	272	104,467
Denny’s Corp.(1)	19,185	316,361
Designer Brands, Inc. - Class A(1)	22,275	368,651
Dine Brands Global, Inc.(1)	6,015	536,839
Dollar Tree, Inc.(1)	58,226	5,793,487
Domino’s Pizza, Inc.	19,862	9,265,424
DoorDash, Inc. - Class A(1)	5,368	957,275
Dorman Products, Inc.(1)	10,107	1,047,793
DR Horton, Inc.	10,025	905,959
DraftKings, Inc. - Class A(1)	190,798	9,953,932
Drive Shack, Inc.(1)	14,920	49,385
Duluth Holdings, Inc. - Class B(1)	4,614	95,279
Escalade, Inc.	1,191	27,333
Esports Technologies, Inc.(1)	807	16,995
Etsy, Inc.(1)	9,170	1,887,553
Everi Holdings, Inc.(1)	30,975	772,516
Expedia Group, Inc.(1)	10,219	1,672,952
Farfetch Ltd. - Class A(1)	218,686	11,013,027
Fisker, Inc.(1)	54,806	1,056,660
Five Below, Inc.(1)	4,032	779,265
Floor & Decor Holdings, Inc. - Class A(1)	68,921	7,284,950
Fox Factory Holding Corp.(1)	78,083	12,154,400
Franchise Group, Inc.	1,519	53,575
Frontdoor, Inc.(1)	4,170	207,749
Full House Resorts, Inc.(1)	12,228	121,546
Funko, Inc. - Class A(1)	9,859	209,800
GameStop Corp. - Class A(1)	4,246	909,238
GAN Ltd.(1)	1,638	26,929
Garmin Ltd.	32,788	4,742,456
Gentherm, Inc.(1)	254,927	18,112,563
Golden Entertainment, Inc.(1)	6,290	281,792
Golden Nugget Online Gaming, Inc.(1)	11,717	149,509

	Shares	Value
GoPro, Inc. - Class A(1)	46,228	538,556
Green Brick Partners, Inc.(1)	3,176	72,222
Greenlane Holdings, Inc. - Class A(1)	6,635	29,658
Groupon, Inc. - Class A(1)	7,373	318,219
GrowGeneration Corp.(1)	20,632	992,399
Guess?, Inc.	2,081	54,938
H&R Block, Inc.	10,497	246,470
Hamilton Beach Brands Holding Co. - Class A	1,122	24,987
Hanesbrands, Inc.	14,887	277,940
Haverty Furniture Companies, Inc.	2,718	116,222
Helen of Troy Ltd.(1)	76,627	17,480,151
Hibbett Sports, Inc.(1)	4,991	447,343
Hilton Grand Vacations, Inc.(1)	32,420	1,341,864
Hilton Worldwide Holdings, Inc.(1)	13,323	1,607,020
Hooker Furniture Corp.	614	21,269
Houghton Mifflin Harcourt Co.(1)	44,233	488,332
Installed Building Products, Inc.	8,996	1,100,751
International Game Technology Plc(1)	36,945	885,202
iRobot Corp.(1)	9,376	875,625
Jack in the Box, Inc.	1,137	126,707
JOANN, Inc.	4,402	69,331
Johnson Outdoors, Inc. - Class A	1,226	148,346
KB Home	5,880	239,434
Kirkland’s, Inc.(1)	5,245	120,006
Kontoor Brands, Inc.	19,597	1,105,467
Kura Sushi USA, Inc. - Class A(1)	1,280	48,653
L Brands, Inc.	9,765	703,666
Latham Group, Inc.(1)	8,369	267,473
LCI Industries	9,191	1,207,881
Leslie’s, Inc.(1)	1,166,886	32,077,696
LGI Homes, Inc.(1)	8,348	1,351,875
Lindblad Expeditions Holdings, Inc.(1)	11,256	180,209
Liquidity Services, Inc.(1)	9,794	249,257
Lithia Motors, Inc. - Class A	189	64,948
Lordstown Motors Corp. - Class A(1)	3,921	43,366
Lovesac Co.(1)	4,744	378,524
Lululemon Athletica, Inc.(1)	48,592	17,734,622
Malibu Boats, Inc. - Class A(1)	7,679	563,101

	Shares	Value
Marine Products Corp.	3,207	49,516
MarineMax, Inc.(1)	4,108	200,224
MasterCraft Boat Holdings, Inc.(1)	7,059	185,581
Mattel, Inc.(1)	24,991	502,319
MDC Holdings, Inc.	6,363	321,968
Meritage Homes Corp.(1)	761	71,595
Modine Manufacturing Co.(1)	2,329	38,638
Monarch Casino & Resort, Inc.(1)	3,864	255,681
Monro, Inc.	7,945	504,587
Murphy USA, Inc.	9,266	1,235,806
Nathan’s Famous, Inc.	669	47,713
National Vision Holdings, Inc.(1)	240,947	12,319,620
Nautilus, Inc.(1)	2,996	50,483
NEOGAMES SA(1)	2,056	126,382
Noodles & Co. - Class A(1)	15,101	188,460
Nordstrom, Inc.(1)	6,684	244,434
NVR, Inc.(1)	158	785,781
Ollie’s Bargain Outlet Holdings, Inc.(1)	162,135	13,640,418
ONE Group Hospitality, Inc.(1)	7,324	80,710
OneSpaWorld Holdings Ltd.(1)	9,748	94,458
OneWater Marine, Inc. - Class A	3,827	160,849
O’Reilly Automotive, Inc.(1)	1,513	856,676
Overstock.com, Inc.(1)	16,188	1,492,534
Oxford Industries, Inc.	556	54,955
Papa John’s International, Inc.	55,889	5,837,047
Party City Holdco, Inc.(1)	40,934	381,914
Patrick Industries, Inc.	8,411	614,003
Peloton Interactive, Inc. - Class A(1)	197,365	24,477,207
Penn National Gaming, Inc.(1)	710	54,308
Petco Health & Wellness Co., Inc. - Class A(1)	363	8,135
PetMed Express, Inc.	6,240	198,744
Planet Fitness, Inc. - Class A(1)	139,122	10,468,930
PlayAGS, Inc.(1)	10,398	102,940
PLBY Group, Inc.(1)	4,003	155,677
Polaris, Inc.	2,873	393,486
Pool Corp.	13,192	6,050,643
Porch Group, Inc.(1)	5,834	112,830
PulteGroup, Inc.	5,488	299,480

	Shares	Value
Purple Innovation, Inc. - Class A(1)	18,566	490,328
QuantumScape Corp. - Class A(1)	5,960	174,390
Quotient Technology, Inc.(1)	32,773	354,276
Ralph Lauren Corp. - Class A	44,421	5,233,238
RCI Hospitality Holdings, Inc.	3,086	204,293
RealReal, Inc.(1)	29,015	573,336
Red Robin Gourmet Burgers, Inc.(1)	5,808	192,303
Red Rock Resorts, Inc. - Class A(1)	23,489	998,282
Regis Corp.(1)	7,792	72,933
Rent-A-Center, Inc.	22,832	1,211,694
Revolve Group, Inc. - Class A(1)	120,027	8,269,860
RH(1)	1,250	848,750
Rocky Brands, Inc.	208	11,565
Rush Street Interactive, Inc.(1)	19,154	234,828
Ruth’s Hospitality Group, Inc.(1)	12,459	286,931
Sally Beauty Holdings, Inc.(1)	42,570	939,520
Scientific Games Corp.(1)	36,016	2,789,079
SeaWorld Entertainment, Inc.(1)	10,502	524,470
Shake Shack, Inc. - Class A(1)	14,073	1,506,092
Shift Technologies, Inc.(1)	4,440	38,095
Shoe Carnival, Inc.	3,066	219,495
Shutterstock, Inc.	8,875	871,259
Signet Jewelers Ltd.(1)	15,313	1,237,137
Six Flags Entertainment Corp.(1)	2,128	92,100
Skechers USA, Inc. - Class A(1)	1,060	52,820
Skyline Champion Corp.(1)	19,911	1,061,256
Sleep Number Corp.(1)	4,294	472,125
Smith & Wesson Brands, Inc.	19,658	682,133
Sonos, Inc.(1)	45,226	1,593,312
Sportsman’s Warehouse Holdings, Inc.(1)	16,091	285,937
Stamps.com, Inc.(1)	4,444	890,089
Steven Madden Ltd.	348,150	15,235,044
Stitch Fix, Inc. - Class A(1)	22,172	1,336,972
Stoneridge, Inc.(1)	1,407	41,506
Stride, Inc.(1)	811	26,057
Sturm Ruger & Co., Inc.	5,902	531,062
Superior Group of Companies, Inc.	1,103	26,373
Tapestry, Inc.(1)	2,012	87,482

	Shares	Value
Target Hospitality Corp.(1)	20,480	75,981
Taylor Morrison Home Corp. - Class A(1)	5,566	147,054
Tempur Sealy International, Inc.	13,456	527,341
Tenneco, Inc. - Class A(1)	23,959	462,888
Terminix Global Holdings, Inc.(1)	449,030	21,423,221
Texas Roadhouse, Inc. - Class A	163,136	15,693,683
Thor Industries, Inc.	1,556	175,828
Toll Brothers, Inc.	3,284	189,848
TopBuild Corp.(1)	1,959	387,451
Tractor Supply Co.	171,336	31,878,776
Travel + Leisure Co.	4,044	240,416
TRI Pointe Group, Inc.(1)	3,276	70,205
Ulta Beauty, Inc.(1)	90,145	31,169,437
Urban Outfitters, Inc.(1)	17,842	735,447
Vail Resorts, Inc.(1)	2,907	920,124
VF Corp.	15,107	1,239,378
Visteon Corp.(1)	10,523	1,272,652
Vivint Smart Home, Inc.(1)	9,021	119,077
Vroom, Inc.(1)	2,073	86,776
Vuzix Corp.(1)	21,710	398,379
Wayfair, Inc. - Class A(1)	116,594	36,809,892
Wendy’s Co.	12,829	300,455
Williams-Sonoma, Inc.	4,083	651,851
Wingstop, Inc.	58,564	9,231,443
Winmark Corp.	423	81,250
Winnebago Industries, Inc.	11,990	814,840
Wolverine World Wide, Inc.	31,011	1,043,210
Workhorse Group, Inc.(1)	4,142	68,716
WW International, Inc.(1)	5,918	213,877
Wyndham Hotels & Resorts, Inc.	4,152	300,148
Wynn Resorts Ltd.(1)	7,706	942,444
XL Fleet Corp.(1)	1,791	14,919
XPEL, Inc.(1)	6,626	555,723
YETI Holdings, Inc.(1)	127,124	11,672,526
Yum China Holdings, Inc.	2,350	155,688
Yum! Brands, Inc.	1,801	207,169

Total Consumer Discretionary		737,060,782

	Shares	Value
Consumer Staples – 4.79%
22nd Century Group, Inc.(1)	55,976	259,169
AppHarvest, Inc.(1)	17,642	282,272
Beauty Health Co.(1)	15,664	263,155
BellRing Brands, Inc. - Class A(1)	10,554	330,762
Beyond Meat, Inc.(1)	3,607	568,066
BJ’s Wholesale Club Holdings, Inc.(1)	38,381	1,826,168
Boston Beer, Inc. - Class A(1)	9,255	9,447,504
Brown-Forman Corp. - Class A	1,700	119,850
Brown-Forman Corp. - Class B	6,470	484,862
Calavo Growers, Inc.	148,637	9,426,559
Celsius Holdings, Inc.(1)	17,099	1,301,063
Central Garden & Pet Co. - Class A(1)	1,276	67,539
Central Garden & Pet Co. - Class A(1)	5,923	286,081
Church & Dwight Co., Inc.	258,457	22,025,706
Clorox Co.	197,229	35,483,469
Coca-Cola Consolidated, Inc.	1,736	698,098
Darling Ingredients, Inc.(1)	614	41,445
Duckhorn Portfolio, Inc.(1)	4,906	108,226
elf Beauty, Inc.(1)	17,854	484,558
Energizer Holdings, Inc.	25,918	1,113,956
Freshpet, Inc.(1)	3,007	490,021
Herbalife Nutrition Ltd.(1)	1,267	66,809
Hershey Co.	224,621	39,124,486
Honest Co., Inc.(1)	6,358	102,936
Hormel Foods Corp.	367,000	17,524,250
Inter Parfums, Inc.	111,401	8,020,872
J&J Snack Foods Corp.	5,602	977,045
J.M. Smucker Co.	278,500	36,085,245
John B Sanfilippo & Son, Inc.	2,240	198,397
Kellogg Co.	7,989	513,932
Laird Superfood, Inc.(1)	1,612	48,150
Lamb Weston Holdings, Inc.	312,099	25,173,905
Lancaster Colony Corp.	51,118	9,891,844
Limoneira Co.	1,815	31,853
McCormick & Co., Inc.	255,000	22,521,600
MedAvail Holdings, Inc.(1)	4,243	51,977
Medifast, Inc.	4,384	1,240,584
MGP Ingredients, Inc.	59,986	4,057,453

	Shares	Value
Mission Produce, Inc.(1)	1,670	34,586
Molson Coors Beverage Co. - Class B(1)	450,000	24,160,500
Monster Beverage Corp.(1)	29,228	2,669,978
National Beverage Corp.	8,649	408,492
NewAge, Inc.(1)	28,591	63,758
Nu Skin Enterprises, Inc. - Class A	8,194	464,190
Performance Food Group Co.(1)	49,645	2,407,286
Pilgrim’s Pride Corp.(1)	1,861	41,277
PriceSmart, Inc.	619	56,335
Revlon, Inc. - Class A(1)	114	1,464
Sanderson Farms, Inc.	6,426	1,207,895
Simply Good Foods Co.(1)	1,931	70,501
Sprouts Farmers Market, Inc.(1)	19,394	481,941
Tattooed Chef, Inc.(1)	17,193	368,790
The Andersons, Inc.	4,851	148,101
The Chefs’ Warehouse, Inc.(1)	826	26,292
Turning Point Brands, Inc.	5,368	245,693
United Natural Foods, Inc.(1)	1,336	49,405
USANA Health Sciences, Inc.(1)	4,673	478,655
Utz Brands, Inc.	22,756	495,853
Vector Group Ltd.	7,487	105,866
Veru, Inc.(1)	16,802	135,592
Vital Farms, Inc.(1)	8,927	178,183
WD-40 Co.	5,131	1,315,024

Total Consumer Staples		286,355,524

Energy – 0.70%
Altus Midstream Co. - Class A	123	8,304
Antero Resources Corp.(1)	12,973	194,984
Arch Resources, Inc.(1)	1,092	62,222
Aspen Aerogels, Inc.(1)	8,006	239,539
Cabot Oil & Gas Corp.	126,268	2,204,639
Cactus, Inc. - Class A	21,068	773,617
Callon Petroleum Co.(1)	12,770	736,701
Centennial Resource Development, Inc. - Class A(1)	8,940	60,613
ChampionX Corp.(1)	819,853	21,029,229
Cheniere Energy, Inc.(1)	16,994	1,474,059
Cimarex Energy Co.	1,446	104,763
Contango Oil & Gas Co.(1)	53,931	232,982

	Shares	Value
Continental Resources, Inc.	488	18,559
Denbury, Inc.(1)	18,992	1,458,206
Diamondback Energy, Inc.	6,144	576,860
DMC Global, Inc.(1)	6,834	384,139
Dorian LPG Ltd.(1)	1,938	27,365
Earthstone Energy, Inc. - Class A(1)	1,573	17,413
Energy Fuels, Inc.(1)	44,598	269,818
Extraction Oil & Gas, Inc.(1)	2,280	125,195
Falcon Minerals Corp.	11,734	59,609
Frank’s International NV(1)	9,072	27,488
Halliburton Co.	3,390	78,377
Hess Corp.	1,355	118,319
Kosmos Energy Ltd.(1)	149,576	517,533
Laredo Petroleum, Inc.(1)	1,280	118,771
Liberty Oilfield Services, Inc. - Class A(1)	11,179	158,295
Magnolia Oil & Gas Corp. - Class A(1)	53,288	832,891
Matador Resources Co.	41,662	1,500,249
New Fortress Energy, Inc. - Class A	1,894	71,745
NexTier Oilfield Solutions, Inc.(1)	7,268	34,596
Oasis Petroleum, Inc.	6,336	637,085
Occidental Petroleum Corp.	7,714	241,217
Ovintiv, Inc.	5,651	177,837
Par Pacific Holdings, Inc.(1)	14,279	240,173
Pioneer Natural Resources Co.	23,624	3,839,372
Riley Exploration Permian, Inc.	399	11,563
Solaris Oilfield Infrastructure, Inc. - Class A	3,429	33,398
Southwestern Energy Co.(1)	254,779	1,444,597
Talos Energy, Inc.(1)	2,222	34,752
Tellurian, Inc.(1)	116,637	542,362
TETRA Technologies, Inc.(1)	35,408	153,671
Texas Pacific Land Corp.	422	675,090
Uranium Energy Corp.(1)	77,815	206,988
Ur-Energy, Inc.(1)	61,117	85,564
Vine Energy, Inc. - Class A(1)	7,681	119,747

Total Energy		41,960,496

Financials – 10.31%
Alleghany Corp.(1)	106	70,709
Altabancorp	1,029	44,566

	Shares	Value
Ameriprise Financial, Inc.	4,728	1,176,705
AMERISAFE, Inc.	100,996	6,028,451
Apollo Global Management, Inc. - Class A	13,018	809,720
Arch Capital Group Ltd.(1)	6,642	258,640
Ares Management Corp. - Class A	8,665	551,007
Argo Group International Holdings Ltd.	228,772	11,857,253
Arthur J. Gallagher & Co.	305,000	42,724,400
Artisan Partners Asset Management, Inc. - Class A	21,764	1,106,047
Atlanticus Holdings Corp.(1)	2,041	81,028
Axos Financial, Inc.(1)	2,019	93,661
Blucora, Inc.(1)	7,103	122,953
Bridgewater Bancshares, Inc.(1)	3,426	55,330
Brightsphere Investment Group, Inc.	21,499	503,722
Brown & Brown, Inc.	1,034	54,947
BRP Group, Inc. - Class A(1)	17,083	455,262
Bryn Mawr Bank Corp.	266,134	11,228,193
Cadence BanCorp - Class A	16,180	337,838
Camden National Corp.	109,344	5,222,269
Citizens Financial Group, Inc.	5,418	248,524
Coastal Financial Corp.(1)	2,391	68,287
Cohen & Steers, Inc.	189,024	15,516,980
Columbia Banking System, Inc.	513,759	19,810,547
Columbia Financial, Inc.(1)	7,040	121,229
Credit Acceptance Corp.(1)	56	25,430
CrossFirst Bankshares, Inc.(1)	8,451	116,201
Cullen/Frost Bankers, Inc.	191,500	21,448,000
Curo Group Holdings Corp.	8,048	136,816
Customers Bancorp, Inc.(1)	876	34,155
Discover Financial Services	12,150	1,437,224
Donnelley Financial Solutions, Inc.(1)	861	28,413
Eastern Bankshares, Inc.	14,746	303,325
eHealth, Inc.(1)	2,694	157,330
Erie Indemnity Co. - Class A	1,241	239,947
Everest Re Group Ltd.	173,645	43,760,276
FactSet Research Systems, Inc.	2,345	787,005
FB Financial Corp.	1,752	65,385
First Financial Bankshares, Inc.	45,249	2,223,083
First Merchants Corp.	298,772	12,449,829

	Shares	Value
First Republic Bank	142,176	26,611,082
FirstCash, Inc.	1,125	85,995
Five Star Bancorp(1)	1,848	44,629
Focus Financial Partners, Inc. - Class A(1)	19,191	930,764
GAMCO Investors, Inc. - Class A	1,838	46,134
GCM Grosvenor, Inc. - Class A	10,665	111,129
Glacier Bancorp, Inc.	4,496	247,640
GoHealth, Inc. - Class A(1)	2,923	32,767
Goosehead Insurance, Inc. - Class A	1,041	132,519
Great Western Bancorp, Inc.	259,840	8,520,154
Green Dot Corp. - Class A(1)	1,472	68,963
Greenhill & Co., Inc.	5,632	87,634
Hamilton Lane, Inc. - Class A	12,627	1,150,572
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,666	93,546
Heritage Insurance Holdings, Inc.	1,110	9,524
Hingham Institution for Savings	129	37,475
Houlihan Lokey, Inc. - Class A	255,610	20,906,342
Investors Bancorp, Inc.	29,578	421,782
Investors Title Co.	115	20,082
James River Group Holdings Ltd.	1,983	74,402
Kearny Financial Corp.	10,269	122,715
Kinsale Capital Group, Inc.	7,948	1,309,592
Lakeland Financial Corp.	1,057	65,154
Lemonade, Inc.(1)	285	31,182
LendingTree, Inc.(1)	4,393	930,789
Lincoln National Corp.	2,080	130,707
Live Oak Bancshares, Inc.	11,644	686,996
LPL Financial Holdings, Inc.	121,014	16,334,470
Luther Burbank Corp.	2,721	32,271
Markel Corp.(1)	160	189,874
MarketAxess Holdings, Inc.	16,148	7,486,051
Meta Financial Group, Inc.	3,396	171,939
Metrocity Bankshares, Inc.	3,445	60,322
Metropolitan Bank Holding Corp.(1)	637	38,360
Moelis & Co. - Class A	12,584	715,904
Morningstar, Inc.	1,517	390,036
MSCI, Inc. - Class A	73,357	39,105,150
Nasdaq, Inc.	177,604	31,222,783

	Shares	Value
NMI Holdings, Inc. - Class A(1)	2,064	46,399
Northern Trust Corp.	227,500	26,303,550
Open Lending Corp. - Class A(1)	39,127	1,685,982
Origin Bancorp, Inc.	1,389	58,977
PacWest Bancorp	239,414	9,854,280
Palomar Holdings, Inc. - Class A(1)	72,175	5,446,326
PennyMac Mortgage Investment Trust	7,117	149,884
Piper Sandler Companies	34,829	4,512,445
PJT Partners, Inc. - Class A	7,563	539,847
PRA Group, Inc.(1)	155,582	5,985,240
PROG Holdings, Inc.	148,365	7,140,807
Prosperity Bancshares, Inc.	261,000	18,739,800
Pzena Investment Management, Inc. - Class A	6,528	71,873
Raymond James Financial, Inc.	448	58,195
RBB Bancorp	1,763	42,700
Regional Management Corp.	1,414	65,808
RenaissanceRe Holdings Ltd.	1,558	231,862
RLI Corp.	13,684	1,431,210
Rocket Companies, Inc. - Class A	9,703	187,753
Selectquote, Inc.(1)	50,597	974,498
ServisFirst Bancshares, Inc.	15,363	1,044,377
Silvergate Capital Corp. - Class A(1)	43,743	4,956,957
Southern First Bancshares, Inc.(1)	888	45,430
StepStone Group, Inc. - Class A	13,776	473,894
Sterling Bancorp	1,098	27,219
Stock Yards Bancorp, Inc.	1,372	69,821
StoneX Group, Inc.(1)	660	40,042
SVB Financial Group(1)	122,154	67,970,150
Synchrony Financial	7,795	378,213
Synovus Financial Corp.	798	35,016
T Rowe Price Group, Inc.	5,426	1,074,185
Texas Capital Bancshares, Inc.(1)	7,062	448,366
Tradeweb Markets, Inc. - Class A	902,662	76,329,099
Triumph Bancorp, Inc.(1)	8,095	601,054
Trupanion, Inc.(1)	14,216	1,636,262
UMB Financial Corp.	161,249	15,005,832
Upstart Holdings, Inc.(1)	880	109,912
UWM Holdings Corp.	1,445	12,210

	Shares	Value
Value Line, Inc.	302	9,362
Veritex Holdings, Inc.	2,498	88,454
Virtus Investment Partners, Inc.	2,733	759,145
Walker & Dunlop, Inc.	1,363	142,270
Waterstone Financial, Inc.	1,927	37,885
West Bancorporation, Inc.	2,144	59,496
Western Alliance Bancorp	3,799	352,737
WisdomTree Investments, Inc.	38,438	238,316

Total Financials		615,891,257

Healthcare – 22.46%
10X Genomics, Inc. - Class A(1)	6,067	1,188,040
1Life Healthcare, Inc.(1)	43,845	1,449,516
4D Molecular Therapeutics, Inc.(1)	365	8,789
9 Meters Biopharma, Inc.(1)	77,905	85,696
Abcam Plc - ADR(1)	334,000	6,359,360
ABIOMED, Inc.(1)	3,182	993,134
Acadia Healthcare Co., Inc.(1)	127,339	7,990,522
ACADIA Pharmaceuticals, Inc.(1)	45,173	1,101,769
Accelerate Diagnostics, Inc.(1)	12,197	98,308
Acceleron Pharma, Inc.(1)	3,787	475,231
Accolade, Inc.(1)	19,095	1,037,049
Accuray, Inc.(1)	34,646	156,600
Aclaris Therapeutics, Inc.(1)	16,004	281,030
Acutus Medical, Inc.(1)	5,697	96,735
Adaptive Biotechnologies Corp.(1)	6,949	283,936
Addus HomeCare Corp.(1)	2,406	209,899
Aduro Bioteech, Inc.(1)(5)	5,254	15,762
Aerie Pharmaceuticals, Inc.(1)	15,521	248,491
Affimed NV(1)	42,921	364,829
Agenus, Inc.(1)	72,644	398,816
Agilent Technologies, Inc.	171,633	25,369,074
Agiliti, Inc.(1)	8,317	181,893
agilon health, Inc.(1)	3,297	133,759
Akebia Therapeutics, Inc.(1)	25,488	96,600
Akero Therapeutics, Inc.(1)	7,143	177,218
Akoya Biosciences, Inc.(1)	2,691	52,044
Albireo Pharma, Inc.(1)	4,933	173,543
Aldeyra Therapeutics, Inc.(1)	17,928	203,124

	Shares	Value
Alector, Inc.(1)	21,235	442,325
Align Technology, Inc.(1)	67,548	41,271,828
Alignment Healthcare, Inc.(1)	9,615	224,703
Aligos Therapeutics, Inc.(1)	6,862	139,882
Alkermes Plc(1)	60,501	1,483,485
Allakos, Inc.(1)	13,174	1,124,664
Allogene Therapeutics, Inc.(1)	10,078	262,834
Allovir, Inc.(1)	10,817	213,528
Alnylam Pharmaceuticals, Inc.(1)	8,504	1,441,598
Alphatec Holdings, Inc.(1)	23,471	359,576
Alpine Immune Sciences, Inc.(1)	4,237	38,133
ALX Oncology Holdings, Inc.(1)	6,531	357,115
Amedisys, Inc.(1)	2,036	498,677
Amicus Therapeutics, Inc.(1)	99,745	961,542
AMN Healthcare Services, Inc.(1)	18,012	1,746,804
Amneal Pharmaceuticals, Inc.(1)	37,150	190,208
Amphastar Pharmaceuticals, Inc.(1)	4,135	83,362
Ampio Pharmaceuticals, Inc.(1)	70,163	117,172
Anavex Life Sciences Corp.(1)	23,745	542,811
Angion Biomedica Corp.(1)	2,118	27,576
Antares Pharma, Inc.(1)	61,788	269,396
Apellis Pharmaceuticals, Inc.(1)	24,436	1,544,355
Apollo Medical Holdings, Inc.(1)	13,392	841,152
Applied Molecular Transport, Inc.(1)	9,063	414,542
Applied Therapeutics, Inc.(1)	4,967	103,214
Apria, Inc.(1)	1,423	39,844
Apyx Medical Corp.(1)	11,466	118,214
AquaBounty Technologies, Inc.(1)	6,623	35,499
Arbutus Biopharma Corp.(1)	2,844	8,617
Arcutis Biotherapeutics, Inc.(1)	1,045	28,518
Ardelyx, Inc.(1)	23,777	180,230
Arena Pharmaceuticals, Inc.(1)	2,105	143,561
Argenx SE - ADR(1)	113,592	34,199,143
Arrowhead Pharmaceuticals, Inc.(1)	37,985	3,145,918
Arvinas, Inc.(1)	16,476	1,268,652
Ascendis Pharma - ADR(1)	258,970	34,067,503
Asensus Surgical, Inc.(1)	27,021	85,657
Aspira Women’s Health, Inc.(1)	27,059	152,072

	Shares	Value
Atara Biotherapeutics, Inc.(1)	2,624	40,803
Atea Pharmaceuticals, Inc.(1)	2,151	46,203
Athenex, Inc.(1)	18,852	87,096
Athersys, Inc.(1)	63,511	91,456
Atossa Therapeutics, Inc.(1)	3,126	19,756
AtriCure, Inc.(1)	16,868	1,338,138
Atrion Corp.	514	319,158
Avantor, Inc.(1)	42,023	1,492,237
Aveanna Healthcare Holdings, Inc.(1)	14,323	177,176
Avid Bioservices, Inc.(1)	22,024	564,916
Avidity Biosciences, Inc.(1)	1,946	48,086
Avita Medical, Inc.(1)	8,743	179,406
Axogen, Inc.(1)	14,096	304,615
Axonics, Inc.(1)	15,765	999,659
Axsome Therapeutics, Inc.(1)	10,633	717,302
Beam Therapeutics, Inc.(1)	17,642	2,270,702
Berkeley Lights, Inc.(1)	18,105	811,285
Beyondspring, Inc.(1)	8,186	85,462
BioAtla, Inc.(1)	4,466	189,269
BioCryst Pharmaceuticals, Inc.(1)	6,804	107,571
BioDelivery Sciences International, Inc.(1)	33,212	118,899
Biodesix, Inc.(1)	4,403	58,164
Biohaven Pharmaceutical Holding Co. Ltd.(1)	13,663	1,326,404
BioLife Solutions, Inc.(1)	9,014	401,213
Biomea Fusion, Inc.(1)	3,120	48,703
Bionano Genomics, Inc.(1)	103,689	760,040
BioNTech SE - ADR(1)	80,633	18,052,116
Bio-Rad Laboratories, Inc. - Class A(1)	36,000	23,194,440
Bio-Techne Corp.	119,775	53,929,891
Bioventus, Inc. - Class A(1)	2,656	46,746
Bioxcel Therapeutics, Inc.(1)	5,575	162,009
Blueprint Medicines Corp.(1)	20,528	1,805,643
Bridgebio Pharma, Inc.(1)	27,193	1,657,685
Brooklyn ImmunoTherapeutics, Inc.(1)	7,646	137,704
Bruker Corp.	7,498	569,698
Butterfly Network, Inc.(1)	11,926	172,688
C4 Therapeutics, Inc.(1)	13,294	503,045
Cardinal Health, Inc.	12,340	704,491

	Shares	Value
Cardiovascular Systems, Inc.(1)	171,971	7,334,563
CareDx, Inc.(1)	18,952	1,734,487
Cassava Sciences, Inc.(1)	14,103	1,204,960
Castle Biosciences, Inc.(1)	7,225	529,809
Catalent, Inc.(1)	571,715	61,813,826
Celcuity, Inc.(1)	2,934	70,416
Celldex Therapeutics, Inc.(1)	11,360	379,878
CEL-SCI Corp.(1)	11,943	103,665
Cerecor, Inc.(1)	18,619	60,884
Cerevel Therapeutics Holdings, Inc.(1)	12,895	330,370
Cerner Corp.	50,444	3,942,703
Certara, Inc.(1)	1,311	37,141
Cerus Corp.(1)	61,746	364,919
Charles River Laboratories International, Inc.(1)	3,391	1,254,399
Chemed Corp.	298	141,401
ChemoCentryx, Inc.(1)	1,426	19,094
Chimerix, Inc.(1)	19,294	154,352
ChromaDex Corp.(1)	17,369	171,258
ClearPoint Neuro, Inc.(1)	6,978	133,210
Clene, Inc.(1)	5,499	61,809
Clovis Oncology, Inc.(1)	36,562	212,060
Codexis, Inc.(1)	23,512	532,782
Codiak Biosciences, Inc.(1)	5,726	106,103
Cogent Biosciences, Inc.(1)	4,055	32,886
Coherus Biosciences, Inc.(1)	25,398	351,254
Collegium Pharmaceutical, Inc.(1)	13,013	307,627
Community Health Systems, Inc.(1)	41,431	639,695
CONMED Corp.	156,555	21,515,354
Cooper Companies, Inc.	64,500	25,559,415
Corcept Therapeutics, Inc.(1)	36,657	806,454
CorMedix, Inc.(1)	1,674	11,484
Cortexyme, Inc.(1)	7,348	389,444
CorVel Corp.(1)	3,269	439,027
Crinetics Pharmaceuticals, Inc.(1)	11,503	216,832
Cross Country Healthcare, Inc.(1)	1,985	32,772
CryoLife, Inc.(1)	12,438	353,239
CryoPort, Inc.(1)	15,319	966,629
Cue Biopharma, Inc.(1)	10,963	127,719
Cullinan Oncology, Inc.(1)	309	7,957
CureVac NV(1)	3,806	279,665
Curis, Inc.(1)	27,795	224,306

	Shares	Value
Cutera, Inc.(1)	6,516	319,479
Cytokinetics, Inc.(1)	24,528	485,409
CytomX Therapeutics, Inc.(1)	20,259	128,239
CytoSorbents Corp.(1)	15,176	114,579
DaVita, Inc.(1)	3,526	424,636
Deciphera Pharmaceuticals, Inc.(1)	12,498	457,552
Denali Therapeutics, Inc.(1)	34,088	2,673,863
Dentsply Sirona, Inc.	661,000	41,814,860
DermTech, Inc.(1)	8,739	363,280
Design Therapeutics, Inc.(1)	2,847	56,627
DexCom, Inc.(1)	130,607	55,769,189
Dicerna Pharmaceuticals, Inc.(1)	26,186	977,262
Durect Corp.(1)	83,612	136,288
Dynavax Technologies Corp. - Class A(1)	39,814	392,168
Eagle Pharmaceuticals, Inc.(1)	1,951	83,503
Eargo, Inc.(1)	7,080	282,563
Edgewise Therapeutics, Inc.(1)	4,504	96,070
Editas Medicine, Inc. - Class A(1)	25,902	1,467,089
Edwards Lifesciences Corp.(1)	433,000	44,845,810
Enanta Pharmaceuticals, Inc.(1)	1,177	51,800
Encompass Health Corp.	4,190	326,946
Ensign Group, Inc.	19,770	1,713,466
Epizyme, Inc.(1)	32,896	273,366
Esperion Therapeutics, Inc.(1)	9,640	203,886
Evelo Biosciences, Inc.(1)	11,306	155,344
Evolent Health, Inc. - Class A(1)	5,950	125,664
Evolus, Inc.(1)	11,977	151,509
Exact Sciences Corp.(1)	273,887	34,046,893
Exagen, Inc.(1)	1,409	21,121
Exelixis, Inc.(1)	253,583	4,620,282
Fate Therapeutics, Inc.(1)	30,067	2,609,515
FibroGen, Inc.(1)	29,915	796,636
Finch Therapeutics Group, Inc.(1)	306	4,305
Flexion Therapeutics, Inc.(1)	17,633	145,120
Fluidigm Corp.(1)	2,523	15,542
Foghorn Therapeutics, Inc.(1)	1,110	11,844
Forian, Inc.(1)	6,213	78,097
Forte Biosciences, Inc.(1)	4,158	139,792

	Shares	Value
Fortress Biotech, Inc.(1)	26,935	96,158
Fulgent Genetics, Inc.(1)	954	87,987
G1 Therapeutics, Inc.(1)	8,494	186,358
Gemini Therapeutics, Inc. - Class A(1)	1,230	7,958
Generation Bio Co.(1)	15,120	406,728
Genmab - ADR(1)	852,501	34,807,616
Glaukos Corp.(1)	16,937	1,436,766
Global Blood Therapeutics, Inc.(1)	22,923	802,763
Globus Medical, Inc. - Class A(1)	240,211	18,623,559
Greenwich Lifesciences, Inc.(1)	1,493	67,095
GT Biopharma, Inc.(1)	8,790	136,245
Guardant Health, Inc.(1)	6,446	800,529
Haemonetics Corp.(1)	13,020	867,653
Halozyme Therapeutics, Inc.(1)	147,001	6,675,315
Hanger, Inc.(1)	13,882	350,937
Harmony Biosciences Holdings, Inc.(1)	8,209	231,740
Harpoon Therapeutics, Inc.(1)	6,806	94,399
Harvard Bioscience, Inc.(1)	12,489	104,033
Health Catalyst, Inc.(1)	17,009	944,170
HealthEquity, Inc.(1)	86,678	6,975,845
Heron Therapeutics, Inc.(1)	34,008	527,804
Heska Corp.(1)	3,659	840,582
Hologic, Inc.(1)	73,839	4,926,538
Hookipa Pharma, Inc.(1)	4,287	39,269
Horizon Therapeutics Plc(1)	2,938	275,114
Humanigen, Inc.(1)	16,468	286,214
iCAD, Inc.(1)	8,133	140,782
ICON Plc(1)	36,669	7,579,849
ICU Medical, Inc.(1)	61,355	12,626,859
Ideaya Biosciences, Inc.(1)	2,530	53,105
IDEXX Laboratories, Inc.(1)	25,226	15,931,480
IGM Biosciences, Inc.(1)	2,975	247,520
Illumina, Inc.(1)	6,192	2,930,116
ImmunityBio, Inc.(1)	2,774	39,613
ImmunoGen, Inc.(1)	39,040	257,274
Immunovant, Inc.(1)	8,877	93,830
Impel Neuropharma, Inc.(1)	1,230	10,885
Inari Medical, Inc.(1)	12,824	1,196,223

	Shares	Value
Incyte Corp.(1)	11,510	968,336
Infinity Pharmaceuticals, Inc.(1)	29,342	87,733
InfuSystem Holdings, Inc.(1)	6,634	137,921
Inhibrx, Inc.(1)	10,260	282,355
Innovage Holding Corp.(1)	6,661	141,946
Innoviva, Inc.(1)	2,499	33,512
Inogen, Inc.(1)	7,197	469,028
Inotiv, Inc.(1)	4,797	127,984
Inovalon Holdings, Inc. - Class A(1)	28,581	974,040
Insmed, Inc.(1)	39,035	1,110,936
Inspire Medical Systems, Inc.(1)	10,082	1,948,447
Instil Bio, Inc.(1)	2,925	56,511
Insulet Corp.(1)	4,795	1,316,275
Integra LifeSciences Holdings Corp.(1)	714,439	48,753,317
Intellia Therapeutics, Inc.(1)	23,967	3,880,497
Intercept Pharmaceuticals, Inc.(1)	10,416	208,008
Intersect ENT, Inc.(1)	12,306	210,310
Intra-Cellular Therapies, Inc.(1)	26,627	1,086,914
Invitae Corp.(1)	19,695	664,312
Ionis Pharmaceuticals, Inc.(1)	9,247	368,863
Iovance Biotherapeutics, Inc.(1)	3,184	82,848
IQVIA Holdings, Inc.(1)	6,827	1,654,319
iRadimed Corp.(1)	2,321	68,261
iRhythm Technologies, Inc.(1)	32,992	2,189,019
Ironwood Pharmaceuticals, Inc. - Class A(1)	55,652	716,241
IVERIC bio, Inc.(1)	6,577	41,501
Joint Corp.(1)	5,078	426,146
Kadmon Holdings, Inc.(1)	63,285	244,913
Kala Pharmaceuticals, Inc.(1)	11,920	63,176
Kaleido BioSciences, Inc.(1)	6,643	49,424
KalVista Pharmaceuticals, Inc.(1)	7,319	175,363
Karuna Therapeutics, Inc.(1)	8,403	957,858
Karyopharm Therapeutics, Inc.(1)	26,423	272,685
KemPharm, Inc.(1)	5,272	67,587
Keros Therapeutics, Inc.(1)	5,749	244,160
Kiniksa Pharmaceuticals Ltd. - Class A(1)	4,908	68,368
Kinnate Biopharma, Inc.(1)	262	6,099
Kodiak Sciences, Inc.(1)	12,604	1,172,172

	Shares	Value
Kronos Bio, Inc.(1)	1,709	40,931
Krystal Biotech, Inc.(1)	2,380	161,840
Kymera Therapeutics, Inc.(1)	10,630	515,555
Landos Biopharma, Inc.(1)	2,334	26,958
Lantheus Holdings, Inc.(1)	3,665	101,301
LeMaitre Vascular, Inc.	6,649	405,722
Lexicon Pharmaceuticals, Inc.(1)	10,199	46,813
LHC Group, Inc.(1)	74,234	14,866,101
Ligand Pharmaceuticals, Inc.(1)	30,720	4,030,157
LivaNova Plc(1)	14,926	1,255,426
Luminex Corp.	17,437	641,682
MacroGenics, Inc.(1)	20,837	559,682
Madrigal Pharmaceuticals, Inc.(1)	4,401	428,701
Magenta Therapeutics, Inc.(1)	9,792	95,766
MannKind Corp.(1)	9,790	53,355
Maravai LifeSciences Holdings, Inc. - Class A(1)	478,560	19,970,309
Marinus Pharmaceuticals, Inc.(1)	13,637	244,648
Masimo Corp.(1)	129,606	31,422,975
McKesson Corp.	1,651	315,737
MEDNAX, Inc.(1)	14,989	451,918
Medpace Holdings, Inc.(1)	108,399	19,146,515
MEI Pharma, Inc.(1)	39,603	112,869
MeiraGTx Holdings Plc(1)	854	13,237
Meridian Bioscience, Inc.(1)	1,759	39,015
Merit Medical Systems, Inc.(1)	17,280	1,117,325
Mersana Therapeutics, Inc.(1)	17,845	242,335
Mesa Laboratories, Inc.	52,589	14,260,559
Mettler-Toledo International, Inc.(1)	1,662	2,302,435
MiMedx Group, Inc.(1)	27,439	343,262
Mind Medicine MindMed, Inc.(1)	125,024	431,333
Mirati Therapeutics, Inc.(1)	2,345	378,788
Mirum Pharmaceuticals, Inc.(1)	662	11,446
Misonix, Inc.(1)	2,475	54,895
ModivCare, Inc.(1)	1,541	262,078
Molecular Templates, Inc.(1)	13,569	106,110
Molina Healthcare, Inc.(1)	639	161,705
Morphic Holding, Inc.(1)	7,658	439,493
Multiplan Corp.(1)	22,921	218,208

	Shares	Value
NanoString Technologies, Inc.(1)	15,822	1,025,107
NantHealth, Inc.(1)	5,717	13,263
Natera, Inc.(1)	5,344	606,704
National Research Corp.	5,074	232,897
Neogen Corp.(1)	140,723	6,478,887
NeoGenomics, Inc.(1)	42,587	1,923,655
Neoleukin Therapeutics, Inc.(1)	3,098	28,595
Neurocrine Biosciences, Inc.(1)	6,714	653,406
Neuronetics, Inc.(1)	8,333	133,495
NeuroPace, Inc.(1)	2,470	58,761
Nevro Corp.(1)	12,980	2,151,954
NexImmune, Inc.(1)	1,581	25,802
NGM Biopharmaceuticals, Inc.(1)	1,136	22,402
Novavax, Inc.(1)	5,299	1,125,031
Novocure Ltd.(1)	7,407	1,643,021
Nurix Therapeutics, Inc.(1)	10,517	279,016
NuVasive, Inc.(1)	67,984	4,607,956
Nuvation Bio, Inc.(1)	10,880	101,293
Oak Street Health, Inc.(1)	6,720	393,590
Ocugen, Inc.(1)	67,844	544,787
Ocular Therapeutix, Inc.(1)	28,315	401,507
Olema Pharmaceuticals, Inc.(1)	2,070	57,919
Omeros Corp.(1)	22,168	328,973
Omnicell, Inc.(1)	167,613	25,384,989
OncoCyte Corp.(1)	19,943	114,473
Oncternal Therapeutics, Inc.(1)(5)	207	191
Ontrak, Inc.(1)	3,203	104,033
OptimizeRx Corp.(1)	6,271	388,175
Oramed Pharmaceuticals, Inc.(1)	9,847	131,753
Organogenesis Holdings, Inc. - Class A(1)	14,059	233,661
ORIC Pharmaceuticals, Inc.(1)	1,505	26,623
Ortho Clinical Diagnostics Holdings Plc(1)	32,492	695,654
OrthoPediatrics Corp.(1)	5,087	321,397
Outlook Therapeutics, Inc.(1)	32,167	80,096
Outset Medical, Inc.(1)	17,396	869,452
Owens & Minor, Inc.	22,698	960,806
Oyster Point Pharma, Inc.(1)	261	4,487
Pacific Biosciences of California, Inc.(1)	33,474	1,170,586

	Shares	Value
Pacira BioSciences, Inc.(1)	92,129	5,590,388
Paratek Pharmaceuticals, Inc.(1)	16,858	114,972
Patterson Companies, Inc.	8,213	249,593
PAVmed, Inc.(1)	26,628	170,419
Pennant Group, Inc.(1)	9,482	387,814
Penumbra, Inc.(1)	2,424	664,321
Personalis, Inc.(1)	1,070	27,071
PetIQ, Inc. - Class A(1)	10,490	404,914
Phathom Pharmaceuticals, Inc.(1)	7,429	251,472
Phibro Animal Health Corp. - Class A	7,556	218,217
Phreesia, Inc.(1)	14,598	894,857
Pliant Therapeutics, Inc.(1)	8,118	236,396
PMV Pharmaceuticals, Inc.(1)	9,627	328,858
Portage Biotech, Inc.(1)	216	4,527
PPD, Inc.(1)	4,704	216,807
PRA Health Sciences, Inc.(1)	37,788	6,242,955
Praxis Precision Medicines, Inc.(1)	753	13,765
Precigen, Inc.(1)	30,544	199,147
Precision BioSciences, Inc.(1)	17,588	220,202
Prelude Therapeutics, Inc.(1)	3,958	113,318
Prestige Consumer Healthcare, Inc.(1)	224,842	11,714,268
Privia Health Group, Inc.(1)	7,187	318,887
Progyny, Inc.(1)	23,722	1,399,598
Prometheus Biosciences, Inc.(1)	534	13,115
Protagonist Therapeutics, Inc.(1)	15,239	683,926
Prothena Corp. Plc(1)	10,161	522,377
PTC Therapeutics, Inc.(1)	26,601	1,124,424
Pulmonx Corp.(1)	9,354	412,698
Pulse Biosciences, Inc.(1)	5,195	85,198
Puma Biotechnology, Inc.(1)	11,980	109,976
Quanterix Corp.(1)	11,745	688,962
Quotient Ltd.(1)	28,719	104,537
R1 RCM, Inc.(1)	49,863	1,108,953
Radius Health, Inc.(1)	17,244	314,531
RadNet, Inc.(1)	16,565	558,075
Rain Therapeutics, Inc.(1)	1,786	27,754
RAPT Therapeutics, Inc.(1)	6,626	210,641
Reata Pharmaceuticals, Inc. - Class A(1)	8,941	1,265,420

	Shares	Value
Recursion Pharmaceuticals, Inc. - Class A(1)	5,159	188,304
REGENXBIO, Inc.(1)	8,367	325,058
Relay Therapeutics, Inc.(1)	19,219	703,223
Relmada Therapeutics, Inc.(1)	5,521	176,727
Reneo Pharmaceuticals, Inc.(1)	1,437	13,407
Repligen Corp.(1)	86,859	17,338,794
Replimune Group, Inc.(1)	6,915	265,674
ResMed, Inc.	40,230	9,917,500
Retractable Technologies, Inc.(1)	6,480	74,909
Revance Therapeutics, Inc.(1)	26,783	793,848
REVOLUTION Medicines, Inc.(1)	3,099	98,362
Rigel Pharmaceuticals, Inc.(1)	63,254	274,522
Rocket Pharmaceuticals, Inc.(1)	15,209	673,607
Royalty Pharma Plc - Class A	14,127	579,066
Rubius Therapeutics, Inc.(1)	16,634	406,036
Sage Therapeutics, Inc.(1)	114,032	6,478,158
Sana Biotechnology, Inc.(1)	9,241	181,678
Sangamo Therapeutics, Inc.(1)	38,870	465,274
Sarepta Therapeutics, Inc.(1)	5,480	426,015
Scholar Rock Holding Corp.(1)	8,640	249,696
Schrodinger, Inc.(1)	17,081	1,291,494
Seagen, Inc.(1)	8,638	1,363,767
SeaSpine Holdings Corp.(1)	5,939	121,809
Seelos Therapeutics, Inc.(1)	27,556	72,748
Seer, Inc. - Class A(1)	2,122	69,559
Select Medical Holdings Corp.	41,555	1,756,114
Selecta Biosciences, Inc.(1)	3,578	14,956
Senseonics Holdings, Inc.(1)	153,123	587,992
Seres Therapeutics, Inc.(1)	25,650	611,753
Sesen Bio, Inc.(1)	63,016	291,134
Sharps Compliance Corp.(1)	5,388	55,496
Shattuck Labs, Inc.(1)	8,001	231,949
Shockwave Medical, Inc.(1)	12,653	2,400,654
SI-BONE, Inc.(1)	12,702	399,732
Sientra, Inc.(1)	18,847	150,022
SIGA Technologies, Inc.(1)	17,873	112,242
Sigilon Therapeutics, Inc.(1)	138	1,481
Silk Road Medical, Inc.(1)	13,011	622,706

	Shares	Value
Simulations Plus, Inc.	5,619	308,539
SOC Telemed, Inc. - Class A(1)	11,644	66,254
Soliton, Inc.(1)	3,472	78,085
Sorrento Therapeutics, Inc.(1)	93,322	904,290
Sotera Health Co.(1)	5,589	135,421
Spectrum Pharmaceuticals, Inc.(1)	56,974	213,653
Spero Therapeutics, Inc.(1)	8,369	116,831
SpringWorks Therapeutics, Inc.(1)	11,105	915,163
STAAR Surgical Co.(1)	17,599	2,683,848
Stereotaxis, Inc.(1)	18,368	177,068
STERIS Plc	137,970	28,463,211
Stoke Therapeutics, Inc.(1)	7,030	236,630
Summit Therapeutics, Inc.(1)	8,183	61,045
Supernus Pharmaceuticals, Inc.(1)	94,948	2,923,449
Surgery Partners, Inc.(1)	12,087	805,236
Surmodics, Inc.(1)	4,979	270,111
Sutro Biopharma, Inc.(1)	1,197	22,252
Syndax Pharmaceuticals, Inc.(1)	4,083	70,105
Syneos Health, Inc. - Class A(1)	939	84,031
Syros Pharmaceuticals, Inc.(1)	10,363	56,478
Tabula Rasa HealthCare, Inc.(1)	8,283	414,150
Tactile Systems Technology, Inc.(1)	7,048	366,496
Talaris Therapeutics, Inc.(1)	2,134	31,348
Tandem Diabetes Care, Inc.(1)	270,767	26,372,706
Tarsus Pharmaceuticals, Inc.(1)	2,480	71,870
Taysha Gene Therapies, Inc.(1)	6,745	142,994
Teladoc Health, Inc.(1)	8,144	1,354,266
Teleflex, Inc.	598	240,270
Tenet Healthcare Corp.(1)	4,736	317,265
Terns Pharmaceuticals, Inc.(1)	2,201	26,984
TG Therapeutics, Inc.(1)	48,096	1,865,644
TherapeuticsMD, Inc.(1)	133,174	158,477
Theravance Biopharma, Inc.(1)	17,852	259,211
Tivity Health, Inc.(1)	9,693	255,023
Translate Bio, Inc.(1)	12,842	353,669
TransMedics Group, Inc.(1)	9,591	318,229
Travere Therapeutics, Inc. - Class Preferred(1)	1,434	20,922
Treace Medical Concepts, Inc.(1)	3,984	124,540

	Shares	Value
Trevena, Inc.(1)	20,355	34,400
Trillium Therapeutics, Inc.(1)	5,531	53,651
Turning Point Therapeutics, Inc.(1)	1,900	148,238
Twist Bioscience Corp.(1)	17,736	2,363,322
Ultragenyx Pharmaceutical, Inc.(1)	3,434	327,432
UroGen Pharma Ltd.(1)	5,062	77,297
US Physical Therapy, Inc.	4,960	574,715
Utah Medical Products, Inc.	100	8,504
Vapotherm, Inc.(1)	8,420	199,049
Varex Imaging Corp.(1)	1,972	52,889
Vaxart, Inc.(1)	40,027	299,802
Vaxcyte, Inc.(1)	4,257	95,825
VBI Vaccines, Inc.(1)	60,674	203,258
Veeva Systems, Inc. - Class A(1)	299,856	93,240,223
Verastem, Inc.(1)	63,854	259,886
Vericel Corp.(1)	22,389	1,175,423
Verrica Pharmaceuticals, Inc.(1)	4,663	52,692
Viemed Healthcare, Inc.(1)	2,120	15,158
ViewRay, Inc.(1)	50,348	332,297
Vincerx Pharma, Inc.(1)	1,652	21,459
Vir Biotechnology, Inc.(1)	22,633	1,070,088
Viracta Therapeutics, Inc.(1)	2,877	32,625
VistaGen Therapeutics, Inc.(1)	59,026	185,932
Vocera Communications, Inc.(1)	12,620	502,907
Vor BioPharma, Inc.(1)	411	7,665
Waters Corp.(1)	142,136	49,123,623
WaVe Life Sciences Ltd.(1)	13,786	91,815
Werewolf Therapeutics, Inc.(1)	1,763	30,747
West Pharmaceutical Services, Inc.	136,900	49,160,790
Xencor, Inc.(1)	21,785	751,365
XOMA Corp.(1)	224	7,616
Y-mAbs Therapeutics, Inc.(1)	12,863	434,769
Zentalis Pharmaceuticals, Inc.(1)	12,245	651,434
ZIOPHARM Oncology, Inc.(1)	76,888	202,984
Zynex, Inc.(1)	7,318	113,649

Total Healthcare		1,342,103,984

Industrials – 14.76%
AAON, Inc.	15,462	967,767

	Shares	Value
Advanced Drainage Systems, Inc.	120,356	14,029,899
Advent Technologies Holdings, Inc.(1)	4,514	43,515
Aerojet Rocketdyne Holdings, Inc.	22,548	1,088,843
Aerovironment, Inc.(1)	8,290	830,243
AGCO Corp.	444	57,889
AgEagle Aerial Systems, Inc.(1)	15,764	83,076
Alamo Group, Inc.	3,200	488,576
Albany International Corp. - Class A	173,516	15,488,038
Allegiant Travel Co. - Class A(1)	5,620	1,090,280
Allegion Plc	4,903	682,988
Allied Motion Technologies, Inc.	4,080	140,882
Allison Transmission Holdings, Inc.	5,944	236,215
Alta Equipment Group, Inc.(1)	1,565	20,799
Altra Industrial Motion Corp.	362,645	23,579,178
Ameresco, Inc. - Class A(1)	69,716	4,372,588
AMETEK, Inc.	403,000	53,800,500
Applied Industrial Technologies, Inc.	14,725	1,340,858
Armstrong World Industries, Inc.	1,649	176,872
Array Technologies, Inc.(1)	10,977	171,241
ASGN, Inc.(1)	17,124	1,659,829
Atkore, Inc.(1)	17,675	1,254,925
Atlas Technical Consultants, Inc.(1)	7,003	67,789
Axon Enterprise, Inc.(1)	47,742	8,440,786
AZEK Co., Inc. - Class A(1)	97,206	4,127,367
Babcock & Wilcox Enterprises, Inc.(1)	6,275	49,447
Beacon Roofing Supply, Inc.(1)	226,978	12,086,578
Beam Global(1)	2,798	107,191
Bloom Energy Corp. - Class A(1)	52,427	1,408,713
Blue Bird Corp.(1)	2,846	70,752
BlueLinx Holdings, Inc.(1)	3,333	167,583
Boise Cascade Co.	3,181	185,611
Booz Allen Hamilton Holding Corp. - Class A	9,740	829,653
Brink’s Co.	18,333	1,408,708
BWX Technologies, Inc.	5,124	297,807
Byrna Technologies, Inc.(1)	3,928	89,244
CAI International, Inc.	1,462	81,872
Carlisle Companies, Inc.	1,409	269,654
Carrier Global Corp.	29,499	1,433,651

	Shares	Value
Casella Waste Systems, Inc. - Class A(1)	17,162	1,088,586
CH Robinson Worldwide, Inc.	1,864	174,601
Chart Industries, Inc.(1)	8,092	1,184,021
Cimpress Plc(1)	6,462	700,545
Cintas Corp.	6,036	2,305,752
CIRCOR International, Inc.(1)	6,863	223,734
Clarivate Plc(1)	1,170,000	32,210,100
Comfort Systems USA, Inc.	13,519	1,065,162
Commercial Vehicle Group, Inc.(1)	4,529	48,143
Construction Partners, Inc. - Class A(1)	10,490	329,386
Copart, Inc.(1)	15,116	1,992,742
Cornerstone Building Brands, Inc.(1)	20,621	374,890
CoStar Group, Inc.(1)	201,179	16,661,645
Covanta Holding Corp.	44,462	782,976
CRA International, Inc.	2,301	196,966
CSW Industrials, Inc.	5,033	596,209
Custom Truck One Source, Inc.(1)	1,877	17,869
Daseke, Inc.(1)	16,067	104,114
Delta Air Lines, Inc.(1)	46,223	1,999,607
Desktop Metal, Inc. - Class A(1)	24,321	279,692
Donaldson Co., Inc.	1,308	83,097
Douglas Dynamics, Inc.	8,543	347,615
Dycom Industries, Inc.(1)	9,002	670,919
Echo Global Logistics, Inc.(1)	3,292	101,196
EMCOR Group, Inc.	2,023	249,213
Energy Recovery, Inc.(1)	15,682	357,236
Enerpac Tool Group Corp. - Class A	23,296	620,140
EnerSys	1,773	173,275
Eos Energy Enterprises, Inc.(1)	6,473	116,255
Equifax, Inc.	3,324	796,131
ESCO Technologies, Inc.	771	72,328
EVI Industries, Inc.(1)	2,093	59,441
Evoqua Water Technologies Corp.(1)	43,555	1,471,288
ExOne Co.(1)	442	9,565
Expeditors International of Washington, Inc.	8,796	1,113,574
Exponent, Inc.	19,422	1,732,637
Fastenal Co.	36,833	1,915,316
Federal Signal Corp.	22,895	921,066

	Shares	Value
Forrester Research, Inc.(1)	5,514	252,541
Fortive Corp.	1,207,676	84,223,324
Fortune Brands Home & Security, Inc.	2,529	251,914
Forward Air Corp.	10,399	933,310
Franklin Covey Co.(1)	4,992	161,491
Franklin Electric Co., Inc.	17,383	1,401,417
Frontier Group Holdings, Inc.(1)	12,550	213,852
FTC Solar, Inc.(1)	6,802	90,535
FuelCell Energy, Inc.(1)	92,377	822,155
Generac Holdings, Inc.(1)	207,369	86,089,240
Gibraltar Industries, Inc.(1)	3,459	263,956
Global Industrial Co.	3,660	134,359
Gorman-Rupp Co.	1,327	45,702
Graco, Inc.	78,433	5,937,378
GrafTech International Ltd.	55,451	644,341
H&E Equipment Services, Inc.	12,081	401,935
Harsco Corp.(1)	12,280	250,758
Healthcare Services Group, Inc.	14,624	461,680
HEICO Corp.	1,024	142,766
HEICO Corp. - Class A	45,883	5,697,751
Heidrick & Struggles International, Inc.	3,213	143,139
Helios Technologies, Inc.	11,916	930,044
Herc Holdings, Inc.(1)	9,531	1,068,139
Heritage-Crystal Clean, Inc.(1)	2,303	68,353
Hillenbrand, Inc.	15,972	704,046
HireQuest, Inc.	1,697	31,411
HNI Corp.	1,920	84,422
Howmet Aerospace, Inc.(1)	2,082	71,767
Huron Consulting Group, Inc.(1)	977	48,020
Hydrofarm Holdings Group, Inc.(1)	4,144	244,952
Hyliion Holdings Corp.(1)	8,296	96,648
HyreCar, Inc.(1)	6,539	136,796
IAA, Inc.(1)	61,014	3,327,704
IDEX Corp.	175,327	38,580,706
IES Holdings, Inc.(1)	3,217	165,225
Infrastructure & Energy Alternatives, Inc.(1)	3,285	42,245
Ingersoll Rand, Inc.(1)	742,574	36,245,037
Insperity, Inc.	13,737	1,241,413

	Shares	Value
Insteel Industries, Inc.	618	19,869
Interface, Inc. - Class A	5,383	82,360
JB Hunt Transport Services, Inc.	24,142	3,933,939
JELD-WEN Holding, Inc.(1)	12,438	326,622
John Bean Technologies Corp.	11,765	1,677,924
Kadant, Inc.	4,421	778,494
Kansas City Southern	1,736	491,930
Karat Packaging, Inc.(1)	1,717	34,975
KBR, Inc.	46,479	1,773,174
Kforce, Inc.	7,709	485,127
Kornit Digital Ltd.(1)	83,464	10,377,079
Kratos Defense & Security Solutions, Inc.(1)	224,241	6,388,626
Landstar System, Inc.	61,422	9,705,904
Lawson Products, Inc.(1)	1,738	93,000
Lincoln Electric Holdings, Inc.	4,202	553,445
Lindsay Corp.	3,823	631,865
Luxfer Holdings Plc	4,422	98,390
Lydall, Inc.(1)	2,946	178,292
Lyft, Inc. - Class A(1)	402,879	24,366,122
Macquarie Infrastructure Corp.	7,957	304,514
Masonite International Corp.(1)	9,320	1,041,883
McGrath RentCorp	6,094	497,088
Mercury Systems, Inc.(1)	81,279	5,387,172
Meritor, Inc.(1)	21,814	510,884
Meta Materials, Inc.(1)	22,660	169,723
Middleby Corp.(1)	1,189	206,006
Miller Industries, Inc.	135	5,324
Montrose Environmental Group, Inc.(1)	9,371	502,848
MSA Safety, Inc.	748	123,854
MSC Industrial Direct Co., Inc. - Class A	186,722	16,754,565
Mueller Industries, Inc.	8,040	348,212
Mueller Water Products, Inc. - Class A	3,562	51,364
MYR Group, Inc.(1)	4,611	419,232
Navistar International Corp.(1)	3,121	138,885
Nikola Corp.(1)	75,394	1,361,616
Nordson Corp.	131,723	28,914,516
NV5 Global, Inc.(1)	1,181	111,616
Old Dominion Freight Line, Inc.	6,812	1,728,886

	Shares	Value
Omega Flex, Inc.	1,148	168,423
PAE, Inc.(1)	32,021	284,987
PAM Transportation Services, Inc.(1)	135	7,121
Parker-Hannifin Corp.	1,534	471,107
PGT Innovations, Inc.(1)	10,230	237,643
Pitney Bowes, Inc.	26,481	232,238
Plug Power, Inc.(1)	36,317	1,241,678
Primoris Services Corp.	313,989	9,240,696
Proto Labs, Inc.(1)	1,629	149,542
Raven Industries, Inc.	13,636	788,843
RBC Bearings, Inc.(1)	123,883	24,704,748
Rekor Systems, Inc.(1)	13,242	134,539
Resideo Technologies, Inc.(1)	6,336	190,080
REV Group, Inc.	1,686	26,453
Rexnord Corp.	23,220	1,161,929
Robert Half International, Inc.	6,898	613,715
Rockwell Automation, Inc.	103,084	29,484,086
Rollins, Inc.	15,421	527,398
Romeo Power, Inc.(1)	12,048	98,071
Saia, Inc.(1)	9,936	2,081,493
Shoals Technologies Group, Inc. - Class A(1)	158,415	5,623,733
Shyft Group, Inc.	12,760	477,352
Simpson Manufacturing Co., Inc.	125,813	13,894,788
SiteOne Landscape Supply, Inc.(1)	46,279	7,833,184
SP Plus Corp.(1)	8,606	263,258
Spirit AeroSystems Holdings, Inc. - Class A	2,197	103,676
SPX Corp.(1)	13,856	846,324
SPX FLOW, Inc.	1,313	85,660
Stem, Inc.(1)	23,089	831,435
Sterling Construction Co., Inc.(1)	2,209	53,303
Sun Country Airlines Holdings, Inc.(1)	6,482	239,899
Teledyne Technologies, Inc.(1)	55,496	23,243,390
Tennant Co.	6,771	540,664
Terex Corp.	25,917	1,234,168
Tetra Tech, Inc.	20,165	2,460,937
Textainer Group Holdings Ltd.(1)	2,462	83,142
Titan International, Inc.(1)	3,221	27,314
Toro Co.	299,810	32,943,123

	Shares	Value
TPI Composites, Inc.(1)	13,193	638,805
Trane Technologies Plc	8,427	1,551,748
Transcat, Inc.(1)	2,711	153,199
TransDigm Group, Inc.(1)	1,090	705,546
TransUnion	259,712	28,518,975
Trex Co., Inc.(1)	152,244	15,560,859
TriNet Group, Inc.(1)	15,707	1,138,443
TuSimple Holdings, Inc. - Class A(1)	294	20,945
UFP Industries, Inc.	20,083	1,492,970
UniFirst Corp.	54,396	12,763,477
United Rentals, Inc.(1)	1,801	574,537
Universal Logistics Holdings, Inc.	2,459	57,295
Upwork, Inc.(1)	43,673	2,545,699
US Ecology, Inc.(1)	1,472	55,229
Verisk Analytics, Inc. - Class A	147,447	25,761,940
Vertiv Holdings Co. - Class A	20,184	551,023
Viad Corp.(1)	7,488	373,277
Vicor Corp.(1)	8,038	849,938
Virgin Galactic Holdings, Inc.(1)	9,484	436,264
Wabash National Corp.	1,890	30,240
Watts Water Technologies, Inc. - Class A	5,602	817,388
Welbilt, Inc.(1)	49,230	1,139,675
Werner Enterprises, Inc.	2,681	119,358
WESCO International, Inc.(1)	2,973	305,684
Willdan Group, Inc.(1)	3,327	125,228
Willis Lease Finance Corp.(1)	113	4,843
WillScot Mobile Mini Holdings Corp. - Class A(1)	70,328	1,960,041
WW Grainger, Inc.	2,801	1,226,838
XPO Logistics, Inc.(1)	5,761	805,906
Xylem, Inc.	8,596	1,031,176
Yellow Corp.(1)	1,544	10,051

Total Industrials		882,056,973

Information Technology – 24.97%
3D Systems Corp.(1)	41,721	1,667,588
8x8, Inc.(1)	138,941	3,857,002
908 Devices, Inc.(1)	2,663	103,191
A10 Networks, Inc.(1)	18,754	211,170
ACI Worldwide, Inc.(1)	44,195	1,641,402

	Shares	Value
ADTRAN, Inc.	1,410	29,117
Advanced Energy Industries, Inc.	14,474	1,631,365
Agilysys, Inc.(1)	6,316	359,191
Akoustis Technologies, Inc.(1)	16,117	172,613
Alarm.com Holdings, Inc.(1)	17,774	1,505,458
Alkami Technology, Inc.(1)	2,354	83,967
Allegro MicroSystems, Inc.(1)	3,667	101,576
Alpha & Omega Semiconductor Ltd.(1)	6,473	196,714
Altair Engineering, Inc. - Class A(1)	189,414	13,063,884
Alteryx, Inc. - Class A(1)	4,220	363,004
Ambarella, Inc.(1)	13,166	1,403,891
American Software, Inc. - Class A	219,656	4,823,646
Amkor Technology, Inc.	7,910	187,230
Amphenol Corp. - Class A	30,139	2,061,809
Anaplan, Inc.(1)	345,082	18,392,871
ANSYS, Inc.(1)	13,687	4,750,210
Appfolio, Inc. - Class A(1)	6,884	972,021
Appian Corp. - Class A(1)	14,740	2,030,435
Arista Networks, Inc.(1)	79,632	28,851,470
Arlo Technologies, Inc.(1)	30,322	205,280
Asana, Inc. - Class A(1)	899,507	55,796,419
Aspen Technology, Inc.(1)	32,388	4,454,646
Atlassian Corp. Plc - Class A(1)	258,448	66,384,953
Atomera, Inc.(1)	7,539	161,636
Avalara, Inc.(1)	6,173	998,791
Avaya Holdings Corp.(1)	30,623	823,759
Avid Technology, Inc.(1)	13,387	524,101
Axcelis Technologies, Inc.(1)	12,335	498,581
Badger Meter, Inc.	11,157	1,094,725
Benefitfocus, Inc.(1)	6,939	97,840
Bentley Systems, Inc. - Class B	9,666	626,164
BigCommerce Holdings, Inc.(1)	243,348	15,798,152
Bill.com Holdings, Inc.(1)	74,994	13,737,401
Blackbaud, Inc.(1)	18,207	1,394,110
Blackline, Inc.(1)	20,166	2,243,871
BM Technologies, Inc.(1)	132	1,642
Bottomline Technologies DE, Inc.(1)	2,805	104,009
Box, Inc. - Class A(1)	55,177	1,409,772

	Shares	Value
Brightcove, Inc.(1)	14,945	214,461
Broadridge Financial Solutions, Inc.	7,630	1,232,474
Brooks Automation, Inc.	40,139	3,824,444
BTRS Holdings, Inc.(1)	17,442	220,118
C3.ai, Inc. - Class A(1)	353	22,073
Cadence Design Systems, Inc.(1)	95,969	13,130,479
CalAmp Corp.(1)	13,001	165,373
Calix, Inc.(1)	17,197	816,858
Cambium Networks Corp.(1)	3,321	160,570
Cantaloupe, Inc.(1)	21,561	255,713
Casa Systems, Inc.(1)	11,813	104,781
Cass Information Systems, Inc.	1,075	43,806
CDK Global, Inc.	1,323	65,740
CDW Corp.	10,148	1,772,348
Cerence, Inc.(1)	14,229	1,518,377
Ceridian HCM Holding, Inc.(1)	250,323	24,010,982
CEVA, Inc.(1)	8,291	392,164
ChannelAdvisor Corp.(1)	7,644	187,354
Ciena Corp.(1)	73,607	4,187,502
Citrix Systems, Inc.	3,159	370,456
Clearfield, Inc.(1)	4,243	158,900
Cloudera, Inc.(1)	52,207	828,003
Cloudflare, Inc. - Class A(1)	17,150	1,815,156
CMC Materials, Inc.	10,956	1,651,507
Cognex Corp.	264,870	22,262,324
Coherent, Inc.(1)	1,574	416,071
Cohu, Inc.(1)	15,408	566,860
CommScope Holding Co., Inc.(1)	14,376	306,353
CommVault Systems, Inc.(1)	15,979	1,249,078
Cornerstone OnDemand, Inc.(1)	23,814	1,228,326
Corning, Inc.	18,786	768,347
Corsair Gaming, Inc.(1)	10,119	336,862
Coupa Software, Inc.(1)	13,613	3,568,103
Crowdstrike Holdings, Inc. - Class A(1)	11,585	2,911,426
CSG Systems International, Inc.	5,641	266,142
CTS Corp.	2,633	97,842
CyberArk Software Ltd.(1)	30,984	4,036,286
Datadog, Inc. - Class A(1)	330,546	34,403,228

	Shares	Value
Diebold Nixdorf, Inc.(1)	27,480	352,843
Digimarc Corp.(1)	4,667	156,345
Digital Turbine, Inc.(1)	31,645	2,405,969
DigitalOcean Holdings, Inc.(1)	4,484	249,266
Diodes, Inc.(1)	12,787	1,020,019
DocuSign, Inc. - Class A(1)	31,177	8,716,154
Domo, Inc. - Class B(1)	10,467	846,048
DoubleVerify Holdings, Inc.(1)	1,075	45,516
Dropbox, Inc. - Class A(1)	21,859	662,546
Duck Creek Technologies, Inc.(1)	308,507	13,423,140
Dynatrace, Inc.(1)	12,430	726,161
DZS, Inc.(1)	2,817	58,453
Eastman Kodak Co.(1)	15,931	132,546
eGain Corp.(1)	3,576	41,052
Elastic NV(1)	4,904	714,807
EMCORE Corp.(1)	2,217	20,441
Endava Plc - ADR(1)	92,058	10,437,536
Enphase Energy, Inc.(1)	9,551	1,753,850
Entegris, Inc.	121,625	14,956,226
Envestnet, Inc.(1)	109,227	8,285,960
EPAM Systems, Inc.(1)	3,893	1,989,167
Euronet Worldwide, Inc.(1)	2,565	347,173
Everbridge, Inc.(1)	2,696	366,872
EVERTEC, Inc.	22,987	1,003,383
Evo Payments, Inc. - Class A(1)	18,249	506,227
ExlService Holdings, Inc.(1)	172,071	18,284,264
Extreme Networks, Inc.(1)	48,584	542,197
Fabrinet(1)	12,088	1,158,877
Fair Isaac Corp.(1)	2,028	1,019,435
FARO Technologies, Inc.(1)	3,400	264,418
FireEye, Inc.(1)	244,453	4,942,840
Five9, Inc.(1)	28,284	5,187,003
FleetCor Technologies, Inc.(1)	1,345	344,401
FormFactor, Inc.(1)	25,156	917,188
Fortinet, Inc.(1)	32,222	7,674,958
Gartner, Inc.(1)	6,068	1,469,670
Genpact Ltd.	677	30,756
Global Payments, Inc.	410,819	77,044,995

	Shares	Value
Globant SA(1)	2,789	611,293
GoDaddy, Inc. - Class A(1)	1,242	108,004
GreenBox POS(1)	6,541	78,034
GreenSky, Inc. - Class A(1)	26,668	148,007
Grid Dynamics Holdings, Inc.(1)	11,339	170,425
Guidewire Software, Inc.(1)	25,940	2,923,957
Hackett Group, Inc.	8,744	157,567
Harmonic, Inc.(1)	6,566	55,942
HP, Inc.	31,510	951,287
HubSpot, Inc.(1)	127,334	74,200,068
I3 Verticals, Inc. - Class A(1)	7,616	230,156
IBEX Holdings Ltd.(1)	4,924	96,116
Ichor Holdings Ltd.(1)	6,759	363,634
Identiv, Inc.(1)	7,162	121,754
II-VI, Inc.(1)	36,419	2,643,655
Impinj, Inc.(1)	6,928	357,416
Infinera Corp.(1)	65,972	672,914
Inseego Corp.(1)	6,659	67,189
Insight Enterprises, Inc.(1)	4,781	478,148
Intelligent Systems Corp.(1)	2,700	84,942
InterDigital, Inc.	4,571	333,820
International Money Express, Inc.(1)	11,777	174,888
IPG Photonics Corp.(1)	92,346	19,463,766
Iteris, Inc.(1)	15,793	105,023
Itron, Inc.(1)	13,714	1,371,126
J2 Global, Inc.(1)	16,280	2,239,314
Jabil, Inc.	8,237	478,734
Jack Henry & Associates, Inc.	1,386	226,625
Jamf Holding Corp.(1)	3,195	107,256
JFrog Ltd.(1)	235,834	10,735,164
Keysight Technologies, Inc.(1)	5,934	916,269
Kimball Electronics, Inc.(1)	591	12,848
Kopin Corp.(1)	28,770	235,339
Kulicke & Soffa Industries, Inc.	23,064	1,411,517
Lattice Semiconductor Corp.(1)	596,584	33,516,089
Littelfuse, Inc.	30,465	7,762,177
LivePerson, Inc.(1)	24,081	1,522,882
Luna Innovations, Inc.(1)	11,467	124,188

	Shares	Value
MACOM Technology Solutions Holdings, Inc.(1)	18,509	1,186,057
Manhattan Associates, Inc.(1)	139,816	20,250,949
Marathon Digital Holdings, Inc.(1)	2,111	66,222
Maxim Integrated Products, Inc.	18,372	1,935,674
MAXIMUS, Inc.	23,244	2,044,775
MaxLinear, Inc. - Class A(1)	26,503	1,126,112
McAfee Corp. - Class A	2,522	70,666
Medallia, Inc.(1)	1,469,507	49,595,861
Microchip Technology, Inc.	65,421	9,796,141
MicroStrategy, Inc. - Class A(1)	2,949	1,959,611
MicroVision, Inc.(1)	59,741	1,000,662
Mimecast Ltd.(1)	21,987	1,166,410
Mitek Systems, Inc.(1)	15,569	299,859
MKS Instruments, Inc.	3,348	595,777
Model N, Inc.(1)	11,753	402,775
Momentive Global, Inc.(1)	48,664	1,025,350
MongoDB, Inc. - Class A(1)	3,836	1,386,791
Monolithic Power Systems, Inc.	3,220	1,202,509
Napco Security Technologies, Inc.(1)	5,384	195,816
National Instruments Corp.	85,775	3,626,567
nCino, Inc.(1)	106,715	6,394,363
NCR Corp.(1)	3,109	141,802
NetApp, Inc.	10,590	866,474
New Relic, Inc.(1)	257,928	17,273,438
Nice Ltd. - ADR(1)	34,798	8,611,113
nLight, Inc.(1)	15,693	569,342
NortonLifeLock, Inc.	10,471	285,021
Novanta, Inc.(1)	13,241	1,784,357
Nuance Communications, Inc.(1)	7,765	422,727
Nutanix, Inc. - Class A(1)	13,826	528,430
NVE Corp.	1,677	124,182
Okta, Inc. - Class A(1)	126,979	31,069,222
ON Semiconductor Corp.(1)	16,835	644,444
ON24, Inc.(1)	2,159	76,601
OneSpan, Inc.(1)	12,974	331,356
Onto Innovation, Inc.(1)	259,218	18,933,283
OSI Systems, Inc.(1)	666	67,692
Ouster, Inc.(1)	10,658	133,118

	Shares	Value
PagerDuty, Inc.(1)	30,426	1,295,539
Palantir Technologies, Inc. - Class A(1)	117,191	3,089,155
Palo Alto Networks, Inc.(1)	122,025	45,277,376
PAR Technology Corp.(1)	8,761	612,744
Paya Holdings, Inc. - Class A(1)	30,105	331,757
Paychex, Inc.	20,321	2,180,443
Paycom Software, Inc.(1)	3,676	1,336,116
Paylocity Holding Corp.(1)	2,692	513,634
Pegasystems, Inc.	2,816	391,959
Perficient, Inc.(1)	12,392	996,565
Plantronics, Inc.(1)	5,337	222,713
Plexus Corp.(1)	9,258	846,274
Power Integrations, Inc.	87,924	7,215,043
Priority Technology Holdings, Inc.(1)	3,681	28,123
Progress Software Corp.	16,845	779,081
Proofpoint, Inc.(1)	4,070	707,203
PROS Holdings, Inc.(1)	96,615	4,402,746
PTC, Inc.(1)	52,363	7,396,797
Pure Storage, Inc. - Class A(1)	1,154,630	22,549,924
Q2 Holdings, Inc.(1)	63,449	6,508,598
QAD, Inc. - Class A	3,905	339,813
Qualys, Inc.(1)	106,291	10,702,441
Rackspace Technology, Inc.(1)	14,444	283,247
Rapid7, Inc.(1)	67,168	6,356,108
Repay Holdings Corp. - Class A(1)	153,976	3,701,583
Rimini Street, Inc.(1)	16,231	99,983
RingCentral, Inc. - Class A(1)	26,588	7,725,941
Riot Blockchain, Inc.(1)	31,081	1,170,821
Rogers Corp.(1)	6,212	1,247,370
Sabre Corp.(1)	22,749	283,908
Sailpoint Technologies Holdings, Inc.(1)	34,120	1,742,508
Sapiens International Corp. NV	11,339	297,876
Semtech Corp.(1)	124,955	8,596,904
ServiceNow, Inc.(1)	28,500	15,662,175
Shift4 Payments, Inc. - Class A(1)	3,076	288,283
ShotSpotter, Inc.(1)	3,156	153,918
Silicon Laboratories, Inc.(1)	121,612	18,637,039
SiTime Corp.(1)	4,944	625,861

	Shares	Value
SkyWater Technology, Inc.(1)	2,640	75,636
Skyworks Solutions, Inc.	153,754	29,482,330
Slack Technologies, Inc. - Class A(1)	35,884	1,589,661
SMART Global Holdings, Inc.(1)	5,496	262,049
Smartsheet, Inc. - Class A(1)	395,624	28,611,528
Splunk, Inc.(1)	108,867	15,739,991
Sprout Social, Inc. - Class A(1)	16,634	1,487,412
SPS Commerce, Inc.(1)	219,933	21,960,310
StoneCo Ltd. - Class A(1)	14,980	1,004,559
Sumo Logic, Inc.(1)	30,094	621,441
SunPower Corp. - Class A(1)	24,198	707,066
Switch, Inc. - Class A	8,217	173,461
Synaptics, Inc.(1)	13,359	2,078,393
Synopsys, Inc.(1)	185,779	51,235,990
Telos Corp.(1)	6,360	216,304
Tenable Holdings, Inc.(1)	34,098	1,409,952
Teradata Corp.(1)	6,642	331,901
Teradyne, Inc.	12,056	1,615,022
Trade Desk, Inc. - Class A(1)	30,955	2,394,679
Trimble, Inc.(1)	321,002	26,267,594
TTEC Holdings, Inc.	7,294	751,938
Tucows, Inc. - Class A(1)	3,474	279,032
Turtle Beach Corp.(1)	4,558	145,491
Tyler Technologies, Inc.(1)	56,530	25,572,476
Ubiquiti, Inc.	419	130,808
Ultra Clean Holdings, Inc.(1)	16,131	866,557
Unisys Corp.(1)	18,993	480,713
Unity Software, Inc.(1)	32,145	3,530,485
Universal Display Corp.	3,111	691,669
Upland Software, Inc.(1)	11,324	466,209
Varonis Systems, Inc. - Class B(1)	100,230	5,775,253
Velodyne Lidar, Inc.(1)	26,007	276,714
Veritone, Inc.(1)	10,548	207,901
Verra Mobility Corp. - Class A(1)	51,366	789,495
Viant Technology, Inc. - Class A(1)	3,952	117,691
Viavi Solutions, Inc.(1)	77,134	1,362,186
Vishay Intertechnology, Inc.	7,057	159,135
Vonage Holdings Corp.(1)	91,366	1,316,584

	Shares	Value
Vontier Corp.	6,557	213,627
Western Union Co.	7,231	166,096
WEX, Inc.(1)	32,941	6,387,260
Wix.com Ltd.(1)	16,897	4,904,861
Workday, Inc. - Class A(1)	201,500	48,106,110
Workiva, Inc. - Class A(1)	15,835	1,762,911
Xilinx, Inc.	17,819	2,577,340
Yext, Inc.(1)	43,062	615,356
Zebra Technologies Corp. - Class A(1)	3,851	2,039,066
Zendesk, Inc.(1)	134,546	19,420,370
Zix Corp.(1)	20,108	141,761
Zscaler, Inc.(1)	302,479	65,353,613
Zuora, Inc. - Class A(1)	40,396	696,831

Total Information Technology		1,492,099,735

Materials – 2.31%
Allegheny Technologies, Inc.(1)	28,640	597,144
American Vanguard Corp.	2,658	46,542
Amyris, Inc.(1)	6,939	113,591
AptarGroup, Inc.	258,500	36,407,140
Avery Dennison Corp.	3,150	662,256
Avient Corp.	3,590	176,484
Axalta Coating Systems Ltd.(1)	2,650	80,799
Balchem Corp.	35,801	4,699,239
Ball Corp.	243,695	19,744,169
Berry Global Group, Inc.(1)	199,182	12,990,650
Cabot Corp.	21,480	1,222,856
Celanese Corp. - Class A	3,036	460,258
Century Aluminum Co.(1)	1,119	14,424
Chase Corp.	90,516	9,287,847
Chemours Co.	6,074	211,375
Coeur Mining, Inc.(1)	63,538	564,217
Compass Minerals International, Inc.	13,141	778,736
Crown Holdings, Inc.	1,148	117,337
Danimer Scientific, Inc.(1)	25,379	635,744
Diversey Holdings Ltd.(1)	2,756	49,360
Ferro Corp.(1)	25,168	542,874
FMC Corp.	2,339	253,080
Forterra, Inc.(1)	10,842	254,895

	Shares	Value
Gatos Silver, Inc.(1)	10,654	186,338
Graphic Packaging Holding Co.	841,822	15,270,651
Greif, Inc. - Class A	1,499	90,764
Greif, Inc. - Class B	249	14,691
Hawkins, Inc.	4,734	155,039
HB Fuller Co.	3,512	223,398
Hecla Mining Co.	57,884	430,657
Ingevity Corp.(1)	132,993	10,820,310
Innospec, Inc.	102,088	9,250,194
Kaiser Aluminum Corp.	708	87,431
Kronos Worldwide, Inc.	1,543	22,096
Livent Corp.(1)	55,785	1,079,998
Louisiana-Pacific Corp.	536	32,315
LyondellBasell Industries NV - Class A	2,326	239,276
Marrone Bio Innovations, Inc.(1)	36,750	61,005
Materion Corp.	2,867	216,028
MP Materials Corp.(1)	27,547	1,015,382
Myers Industries, Inc.	6,234	130,914
Novagold Resources, Inc.(1)	87,329	699,505
O-I Glass, Inc.(1)	58,332	952,562
Olin Corp.	787	36,407
Orion Engineered Carbons SA(1)	22,340	424,237
Perpetua Resources Corp.(1)	9,852	71,920
PolyMet Mining Corp.(1)	3,476	12,548
PPG Industries, Inc.	7,259	1,232,360
PureCycle Technologies, Inc.(1)	12,141	287,135
Quaker Chemical Corp.	4,962	1,176,937
Ranpak Holdings Corp. - Class A(1)	2,240	56,067
RPM International, Inc.	5,383	477,364
Ryerson Holding Corp.(1)	3,993	58,298
Schnitzer Steel Industries, Inc. - Class A	857	42,036
Scotts Miracle-Gro Co.	2,948	565,780
Sealed Air Corp.	5,899	349,516
Sensient Technologies Corp.	8,029	694,990
Steel Dynamics, Inc.	2,695	160,622
Stepan Co.	724	87,075
Tredegar Corp.	8,040	110,711
Trinseo SA	14,403	861,876

	Shares	Value
UFP Technologies, Inc.(1)	191	10,967
United States Lime & Minerals, Inc.	55	7,650
US Concrete, Inc.(1)	570	42,066
Warrior Met Coal, Inc.	1,779	30,599
Westlake Chemical Corp.	479	43,153
WR Grace & Co.	4,043	279,452
Zymergen, Inc.(1)	1,881	75,259

Total Materials		138,084,596

Real Estate – 1.23%
Agree Realty Corp.	128,839	9,081,861
Alexander’s, Inc.	790	211,680
American Finance Trust, Inc.	4,310	36,549
Brookfield Property REIT, Inc. - Class A	2,350	44,391
CatchMark Timber Trust, Inc. - Class A	13,148	153,832
CBRE Group, Inc. - Class A(1)	1,270	108,877
Clipper Realty, Inc.	4,626	34,001
Community Healthcare Trust, Inc.	5,552	263,498
CoreSite Realty Corp.	42,307	5,694,522
Corporate Office Properties Trust	306,042	8,566,116
Cushman & Wakefield Plc(1)	43,461	759,264
EastGroup Properties, Inc.	14,803	2,434,353
Equity LifeStyle Properties, Inc.	6,792	504,713
eXp World Holdings, Inc.(1)	22,912	888,298
Extra Space Storage, Inc.	849	139,083
Fathom Holdings, Inc.(1)	1,876	61,514
FirstService Corp.	45,942	7,868,027
Forestar Group, Inc.(1)	1,471	30,759
Gladstone Commercial Corp.	3,883	87,600
Gladstone Land Corp.	5,512	132,619
Indus Realty Trust, Inc.	1,207	79,240
Innovative Industrial Properties, Inc. - Class A	4,735	904,480
Iron Mountain, Inc.	14,477	612,667
Lamar Advertising Co. - Class A	5,522	576,607
Marcus & Millichap, Inc.(1)	914	35,527
Monmouth Real Estate Investment Corp.	5,426	101,575
National Storage Affiliates Trust	26,471	1,338,374
Newmark Group, Inc. - Class A	55,323	664,429
NexPoint Residential Trust, Inc.	1,558	85,659

	Shares	Value
Opendoor Technologies, Inc.(1)	5,004	88,721
Outfront Media, Inc.(1)	11,855	284,876
Pebblebrook Hotel Trust	390,465	9,195,451
PS Business Parks, Inc.	6,289	931,275
QTS Realty Trust, Inc. - Class A	10,658	823,863
Rafael Holdings, Inc. - Class B(1)	3,594	183,474
Redfin Corp.(1)	38,144	2,418,711
RMR Group, Inc. - Class A	594	22,952
Ryman Hospitality Properties, Inc.(1)	18,645	1,472,209
Safehold, Inc.	4,408	346,028
Saul Centers, Inc.	4,135	187,936
SBA Communications Corp. - Class A	1,294	412,398
Simon Property Group, Inc.	20,484	2,672,752
St Joe Co.	12,258	546,829
Tanger Factory Outlet Centers, Inc.	10,322	194,570
Terreno Realty Corp.	184,731	11,918,844
UMH Properties, Inc.	13,023	284,162
Universal Health Realty Income Trust	4,370	268,973

Total Real Estate		73,754,139

Utilities – 0.03%
American States Water Co.	7,073	562,728
Brookfield Renewable Corp. - Class A	2,288	95,959
Cadiz, Inc.(1)	371	5,046
Clearway Energy, Inc. - Class A	3,820	96,340
Clearway Energy, Inc. - Class C	7,138	189,014
Global Water Resources, Inc.	4,475	76,433
Middlesex Water Co.	2,338	191,085
NRG Energy, Inc.	7,930	319,579
Pure Cycle Corp.(1)	6,364	87,950
Spark Energy, Inc. - Class A	4,428	50,169
Sunnova Energy International, Inc.(1)	4,723	177,868
York Water Co.	2,886	130,736

Total Utilities		1,982,907

Total Common Stocks (Cost: $3,703,352,109)		5,886,642,955

	Principal Amount	Value
BONDS & NOTES – 0.00%(2)
Corporate Bonds – 0.00%(2)
Financials – 0.00%(2)
GAMCO Investors, Inc., 4.00%, 06/15/2023(3)	$3,000	3,000

Total Financials		3,000

Total Corporate Bonds (Cost: $-)		3,000

Total Bonds & Notes (Cost: $-)		3,000

	Shares	Value
SHORT-TERM INVESTMENTS – 1.48%
Money Market Funds – 1.06%
Goldman Sachs Financial Square Government Fund - Class I, 0.03%(4)	63,231,943	63,231,943

Total Money Market Funds (Cost: $63,231,943)		63,231,943

	Principal Amount	Value
Time Deposits – 0.42%
BBVA, Madrid, 0.01% due 07/01/2021	$5,029,792	5,029,792
National Australia Bank, London, 0.01% due 07/01/2021	13,873,916	13,873,916
Royal Bank of Canada, Toronto, 0.01% due 07/01/2021	1,557,407	1,557,407
Sumitomo, Tokyo, 0.01% due 07/01/2021	4,530,662	4,530,662

Total Time Deposits (Cost: $24,991,777)		24,991,777

Total Short-Term Investments (Cost: $88,223,720)		88,223,720

TOTAL INVESTMENTS IN SECURITIES – 99.99% (Cost: $3,791,575,829)		5,974,869,675

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.01%		797,201

TOTAL NET ASSETS – 100.00%		$5,975,666,876

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of June 30, 2021.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $15,953, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
23	E-mini Russell 2000 Future	Morgan Stanley	Sep. 2021	$2,635,660	$2,653,970	$18,310
2	NASDAQ 100 E-mini Future	Morgan Stanley	Sep. 2021	572,397	581,960	9,563
5	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	1,067,964	1,072,125	4,161
2	S&P MidCap 400 E-mini Future	Morgan Stanley	Sep. 2021	547,141	538,480	(8,661)

						$23,373

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 98.19%
Communication Services – 1.80%
Advantage Solutions, Inc.(1)	28,519	$307,720
Altice USA, Inc. - Class A(1)	231,601	7,906,858
AMC Entertainment Holdings, Inc. - Class A(1)	153,457	8,697,943
AMC Networks, Inc. - Class A(1)	71,272	4,760,970
Anterix, Inc.(1)	2,921	175,231
ATN International, Inc.	4,250	193,332
Boston Omaha Corp. - Class A(1)	6,524	206,876
Cable One, Inc.	75	143,461
Cars.com, Inc.(1)	22,274	319,186
Chicken Soup For The Soul Entertainment, Inc. - Class A(1)	3,041	125,897
Cincinnati Bell, Inc.(1)	11,450	176,559
Cinemark Holdings, Inc.(1)	7,131	156,525
Clear Channel Outdoor Holdings, Inc. - Class A(1)	124,372	328,342
comScore, Inc.(1)	25,838	129,190
Consolidated Communications Holdings, Inc.(1)	27,240	239,440
CuriosityStream, Inc.(1)	8,001	109,134
Daily Journal Corp.(1)	453	153,340
Digital Media Solutions, Inc. - Class A(1)	1,149	11,122
Discovery, Inc. - Class A(1)	4,946	151,743
Discovery, Inc. - Class C(1)	9,408	272,644
DISH Network Corp. - Class A(1)	7,410	309,738
Emerald Holding, Inc.(1)	8,635	46,543
Entercom Communications Corp. - Class A(1)	44,294	190,907
Entravision Communications Corp. - Class A	51,521	344,160
Eros STX Global Corp.(1)	118,068	180,644
EW Scripps Co. - Class A	21,415	436,652
Fluent, Inc.(1)	15,046	44,085
Fox Corp. - Class A	9,693	359,901
Fox Corp. - Class B	4,490	158,048
Gannett Co., Inc.(1)	52,559	288,549
Globalstar, Inc.(1)	28,235	50,258
Gogo, Inc.(1)	20,458	232,812
Gray Television, Inc.	32,068	750,391
Hemisphere Media Group, Inc. - Class A(1)	6,633	78,269
IAC/InterActiveCorp(1)	2,283	351,970
IDT Corp. - Class B(1)	1,908	70,520
iHeartMedia, Inc. - Class A(1)	22,817	614,462
IMAX Corp.(1)	242,396	5,211,514
Interpublic Group of Companies, Inc.	12,070	392,154
Iridium Communications, Inc.(1)	11,087	443,369
John Wiley & Sons, Inc. - Class A	16,599	998,928
Liberty Broadband Corp. - Class A(1)	744	125,118
Liberty Broadband Corp. - Class C(1)	4,533	787,201
Liberty Latin America Ltd. - Class A(1)	17,293	239,681
Liberty Latin America Ltd. - Class C(1)	56,570	797,637
Liberty Media Corp.-Liberty Formula One - Class A(1)	748	31,887
Liberty Media Corp.-Liberty Formula One - Class C(1)	148,989	7,182,760
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,362	110,022

	Shares	Value
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	4,847	224,852
Liberty TripAdvisor Holdings, Inc. - Class A(1)	6,683	27,200
Lions Gate Entertainment Corp. - Class A(1)	22,985	475,789
Lions Gate Entertainment Corp. - Class B(1)	41,852	765,892
Live Nation Entertainment, Inc.(1)	89,363	7,827,305
Lumen Technologies, Inc.	33,151	450,522
Madison Square Garden Entertainment Corp.(1)	7,139	599,462
Madison Square Garden Sports Corp. - Class A(1)	350	60,400
Marcus Corp.(1)	8,479	179,840
MDC Partners, Inc. - Class A(1)	20,461	119,697
MediaAlpha, Inc. - Class A(1)	678	28,544
Meredith Corp.(1)	5,605	243,481
MSG Networks, Inc. - Class A(1)	11,844	172,686
National CineMedia, Inc.	22,211	112,610
New York Times Co. - Class A	4,954	215,747
News Corp. - Class A	11,973	308,544
News Corp. - Class B	3,451	84,032
Nexstar Media Group, Inc. - Class A	241,704	35,743,188
Omnicom Group, Inc.	6,505	520,335
Ooma, Inc.(1)	3,468	65,406
Radius Global Infrastructure, Inc. - Class A(1)	16,572	240,294
Scholastic Corp.	10,992	416,487
Shenandoah Telecommunications Co.	12,018	582,993
Sinclair Broadcast Group, Inc. - Class A	14,743	489,762
Sirius XM Holdings, Inc.	26,877	175,776
Take-Two Interactive Software, Inc.(1)	2,732	483,619
TEGNA, Inc.	843,769	15,829,106
Telephone & Data Systems, Inc.	38,066	862,576
Thryv Holdings, Inc.(1)	414	14,809
Townsquare Media, Inc. - Class A(1)	1,585	20,209
TripAdvisor, Inc.(1)	1,144	46,103
TrueCar, Inc.(1)	38,122	215,389
Twitter, Inc.(1)	20,872	1,436,202
United States Cellular Corp.(1)	5,766	209,363
ViacomCBS, Inc. - Class A	331	16,037
ViacomCBS, Inc. - Class B	112,935	5,104,662
Vimeo, Inc.(1)	295	14,455
WideOpenWest, Inc.(1)	7,436	154,000
World Wrestling Entertainment, Inc. - Class A	185	10,710
Yelp, Inc. - Class A(1)	144,168	5,760,953
Zynga, Inc. - Class A(1)	15,610	165,934

Total Communication Services		125,868,664

Consumer Discretionary – 12.48%
1-800-Flowers.com, Inc. - Class A(1)	360,750	11,497,103
2U, Inc.(1)	4,181	174,222
Aaron’s Co., Inc.	37,780	1,208,582
Abercrombie & Fitch Co. - Class A(1)	21,632	1,004,374
Academy Sports & Outdoors, Inc.(1)	23,213	957,304
Accel Entertainment, Inc. - Class A(1)	13,450	159,652

	Shares	Value
Acushnet Holdings Corp.	9,024	445,786
Adient Plc(1)	31,547	1,425,924
Adtalem Global Education, Inc.(1)	18,764	668,749
Advance Auto Parts, Inc.	26,584	5,453,442
American Axle & Manufacturing Holdings, Inc.(1)	231,606	2,397,122
American Outdoor Brands, Inc.(1)	5,186	182,236
American Public Education, Inc.(1)	6,970	197,530
America’s Car-Mart, Inc.(1)	372	52,720
Aptiv Plc(1)	6,650	1,046,245
Aramark	787,928	29,350,318
Asbury Automotive Group, Inc.(1)	63,225	10,834,868
AutoNation, Inc.(1)	1,519	144,016
AutoZone, Inc.(1)	16,218	24,200,824
Barnes & Noble Education, Inc.(1)	14,173	102,187
Bassett Furniture Industries, Inc.	3,295	80,233
Beazer Homes USA, Inc.(1)	10,447	201,523
Bed Bath & Beyond, Inc.(1)	36,609	1,218,714
Best Buy Co., Inc.	109,737	12,617,560
Big 5 Sporting Goods Corp.	7,728	198,455
Big Lots, Inc.	57,260	3,779,733
Biglari Holdings, Inc. - Class B(1)	321	51,190
BJ’s Restaurants, Inc.(1)	2,372	116,560
Bluegreen Vacations Holding Corp. - Class A(1)	5,366	96,588
BorgWarner, Inc.	332,784	16,153,335
Boyd Gaming Corp.(1)	1,919	117,999
Bright Horizons Family Solutions, Inc.(1)	370	54,431
Brinker International, Inc.(1)	148,560	9,188,436
Brunswick Corp.	123,013	12,254,555
Buckle, Inc.	697	34,676
Burlington Stores, Inc.(1)	115	37,029
Caesars Entertainment, Inc.(1)	2,256	234,060
Callaway Golf Co.(1)	43,374	1,463,005
Canoo, Inc.(1)	16,381	162,827
Capri Holdings Ltd.(1)	4,416	252,551
CarLotz, Inc.(1)	16,451	89,822
CarMax, Inc.(1)	4,454	575,234
Carnival Corp.(1)	25,448	670,809
Carriage Services, Inc. - Class A	5,009	185,183
Carrols Restaurant Group, Inc.(1)	12,875	77,379
Carter’s, Inc.	116,773	12,047,470
Cato Corp. - Class A	7,254	122,375
Cavco Industries, Inc.(1)	1,018	226,189
Century Communities, Inc.	3,942	262,301
Chegg, Inc.(1)	995	82,694
Chico’s FAS, Inc.(1)	35,680	234,774
Chuy’s Holdings, Inc.(1)	3,965	147,736
Columbia Sportswear Co.	1,117	109,868
Conn’s, Inc.(1)	6,566	167,433
Container Store Group, Inc.(1)	11,774	153,533
Cooper-Standard Holdings, Inc.(1)	6,207	180,003

	Shares	Value
Core-Mark Holding Co., Inc.	11,455	515,590
Coursera, Inc.(1)	4,518	178,732
Dana, Inc.	180,453	4,287,563
Darden Restaurants, Inc.	52,966	7,732,506
Dave & Buster’s Entertainment, Inc.(1)	13,966	567,020
Deckers Outdoor Corp.(1)	719	276,146
Del Taco Restaurants, Inc.	12,859	128,719
Denny’s Corp.(1)	5,683	93,713
Dick’s Sporting Goods, Inc.	85,051	8,521,260
Dillard’s, Inc. - Class A	2,360	426,877
Dine Brands Global, Inc.(1)	25,100	2,240,175
Dollar Tree, Inc.(1)	50,609	5,035,596
Domino’s Pizza, Inc.	369	172,135
DoorDash, Inc. - Class A(1)	302	53,856
DR Horton, Inc.	5,837	527,490
Drive Shack, Inc.(1)	16,636	55,065
eBay, Inc.	313,248	21,993,142
El Pollo Loco Holdings, Inc.(1)	6,883	125,890
Escalade, Inc.	2,930	67,244
Ethan Allen Interiors, Inc.	9,142	252,319
Expedia Group, Inc.(1)	53,590	8,773,219
Fiesta Restaurant Group, Inc.(1)	6,228	83,642
Fisker, Inc.(1)	4,921	94,877
Flexsteel Industries, Inc.	2,324	93,866
Foot Locker, Inc.	230,979	14,235,236
Fossil Group, Inc.(1)	17,886	255,412
Franchise Group, Inc.	9,169	323,391
Frontdoor, Inc.(1)	827	41,201
Funko, Inc. - Class A(1)	199,683	4,249,254
GAN Ltd.(1)	13,364	219,704
Gap, Inc.	6,014	202,371
Garmin Ltd.	4,532	655,508
Genesco, Inc.(1)	5,445	346,738
Genius Brands International, Inc.(1)	105,847	194,759
Gentex Corp.	240,872	7,970,455
Genuine Parts Co.	4,259	538,636
G-III Apparel Group Ltd.(1)	17,203	565,291
Goodyear Tire & Rubber Co.(1)	248,847	4,267,726
Graham Holdings Co. - Class B	1,448	917,887
Grand Canyon Education, Inc.(1)	323,518	29,106,914
Green Brick Partners, Inc.(1)	8,231	187,173
Group 1 Automotive, Inc.	40,600	6,269,858
Groupon, Inc. - Class A(1)	1,290	55,676
Guess?, Inc.	13,190	348,216
H&R Block, Inc.	159,001	3,733,344
Hall of Fame Resort & Entertainment Co.(1)	20,964	82,389
Hamilton Beach Brands Holding Co. - Class A	1,592	35,454
Hanesbrands, Inc.	812,994	15,178,598
Harley-Davidson, Inc.	457,022	20,940,748

	Shares	Value
Hasbro, Inc.	102,294	9,668,829
Haverty Furniture Companies, Inc.	3,611	154,406
Hayward Holdings, Inc.(1)	7,517	195,592
Hibbett Sports, Inc.(1)	1,053	94,380
Hilton Worldwide Holdings, Inc.(1)	2,708	326,639
Hooker Furniture Corp.	3,935	136,308
Houghton Mifflin Harcourt Co.(1)	2,986	32,965
Hovnanian Enterprises, Inc. - Class A(1)	1,879	199,719
Hyatt Hotels Corp. - Class A(1)	1,200	93,168
Installed Building Products, Inc.	102,684	12,564,414
International Game Technology Plc(1)	661,696	15,854,236
iRobot Corp.(1)	981	91,616
Jack in the Box, Inc.	7,474	832,903
Johnson Outdoors, Inc. - Class A	748	90,508
KB Home	27,554	1,121,999
Kohl’s Corp.	4,705	259,293
L Brands, Inc.	2,984	215,027
Lands’ End, Inc.(1)	5,373	220,562
Landsea Homes Corp.(1)	3,189	26,692
Las Vegas Sands Corp.(1)	172,948	9,112,630
Laureate Education, Inc. - Class A(1)	39,951	579,689
La-Z-Boy, Inc.	512,327	18,976,592
Lazydays Holdings, Inc.(1)	2,584	56,848
Lear Corp.	80,173	14,052,723
Legacy Housing Corp.(1)	3,026	51,170
Leggett & Platt, Inc.	3,961	205,219
Lennar Corp. - Class A	8,095	804,238
Lennar Corp. - Class B	487	39,666
Leslie’s, Inc.(1)	729,776	20,061,542
Lifetime Brands, Inc.	4,434	66,377
Lithia Motors, Inc. - Class A	785	269,757
LKQ Corp.(1)	447,359	22,019,010
Lordstown Motors Corp. - Class A(1)	38,025	420,557
Lumber Liquidators Holdings, Inc.(1)	10,765	227,142
M/I Homes, Inc.(1)	11,031	647,189
Macy’s, Inc.(1)	116,106	2,201,370
Malibu Boats, Inc. - Class A(1)	3,631	266,261
MarineMax, Inc.(1)	9,566	466,247
Marriott International, Inc. - Class A(1)	61,358	8,376,594
Marriott Vacations Worldwide Corp.(1)	1,239	197,373
MDC Holdings, Inc.	138,438	7,004,963
Meritage Homes Corp.(1)	13,124	1,234,706
MGM Resorts International	12,201	520,373
Modine Manufacturing Co.(1)	16,550	274,565
Mohawk Industries, Inc.(1)	71,166	13,677,394
Monarch Casino & Resort, Inc.(1)	998	66,038
Monro, Inc.	4,905	311,517
Motorcar Parts of America, Inc.(1)	6,928	155,464
Movado Group, Inc.	5,815	182,998
Nathan’s Famous, Inc.	454	32,379

	Shares	Value
Nautilus, Inc.(1)	8,275	139,434
Newell Brands, Inc.	240,635	6,610,243
Nordstrom, Inc.(1)	75,520	2,761,766
Norwegian Cruise Line Holdings Ltd.(1)	10,935	321,598
NVR, Inc.(1)	3,038	15,108,885
ODP Corp.(1)	86,923	4,173,173
Ollie’s Bargain Outlet Holdings, Inc.(1)	1,949	163,969
OneSpaWorld Holdings Ltd.(1)	10,458	101,338
OneWater Marine, Inc. - Class A	4,482	188,378
O’Reilly Automotive, Inc.(1)	1,449	820,438
Oxford Industries, Inc.	177,149	17,509,407
Penn National Gaming, Inc.(1)	4,367	334,032
Penske Automotive Group, Inc.	50,031	3,776,840
Perdoceo Education Corp.(1)	26,585	326,198
Petco Health & Wellness Co., Inc. - Class A(1)	2,079	46,590
PetMed Express, Inc.	1,178	37,519
Planet Fitness, Inc. - Class A(1)	773	58,168
Polaris, Inc.	99,986	13,694,083
PulteGroup, Inc.	116,153	6,338,469
PVH Corp.(1)	94,535	10,171,021
QuantumScape Corp. - Class A(1)	989	28,938
Qurate Retail, Inc.	11,349	148,558
Ralph Lauren Corp. - Class A	1,414	166,583
Red Robin Gourmet Burgers, Inc.(1)	6,681	221,208
Red Rock Resorts, Inc. - Class A(1)	575,880	24,474,900
Regis Corp.(1)	426,009	3,987,444
Rent-A-Center, Inc.	1,698	90,113
Revolve Group, Inc. - Class A(1)	5,016	345,602
Rocky Brands, Inc.	2,416	134,330
Ross Stores, Inc.	88,676	10,995,824
Royal Caribbean Cruises Ltd.(1)	6,548	558,413
SeaWorld Entertainment, Inc.(1)	8,714	435,177
Service Corp. International	4,898	262,484
Shift Technologies, Inc.(1)	18,646	159,983
Shoe Carnival, Inc.	328	23,482
Signet Jewelers Ltd.(1)	4,342	350,790
Six Flags Entertainment Corp.(1)	1,428	61,804
Skechers USA, Inc. - Class A(1)	1,084,873	54,059,222
Skyline Champion Corp.(1)	194,780	10,381,774
Sleep Number Corp.(1)	50,020	5,499,699
Sonic Automotive, Inc. - Class A	8,263	369,687
Stamps.com, Inc.(1)	45,231	9,059,317
Standard Motor Products, Inc.	7,852	340,384
StoneMor, Inc.(1)	11,201	29,347
Stoneridge, Inc.(1)	139,812	4,124,454
Strategic Education, Inc.	9,206	700,208
Stride, Inc.(1)	14,317	460,005
Sturm Ruger & Co., Inc.	11,011	990,770
Superior Group of Companies, Inc.	3,348	80,051

	Shares	Value
Tapestry, Inc.(1)	14,678	638,199
Target Hospitality Corp.(1)	4,509	16,728
Taylor Morrison Home Corp. - Class A(1)	41,318	1,091,622
Tempur Sealy International, Inc.	140,965	5,524,418
Tenneco, Inc. - Class A(1)	2,348	45,363
Terminix Global Holdings, Inc.(1)	3,788	180,726
Thor Industries, Inc.	944	106,672
Tilly’s, Inc. - Class A	8,643	138,115
Toll Brothers, Inc.	220,221	12,730,976
TopBuild Corp.(1)	168	33,227
Travel + Leisure Co.	165,887	9,861,982
TravelCenters of America, Inc.(1)	4,639	135,644
TRI Pointe Group, Inc.(1)	41,725	894,167
Tupperware Brands Corp.(1)	18,744	445,170
Ulta Beauty, Inc.(1)	25,997	8,988,983
Under Armour, Inc. - Class A(1)	5,628	119,032
Under Armour, Inc. - Class C(1)	6,313	117,232
Unifi, Inc.(1)	4,767	116,124
Universal Electronics, Inc.(1)	4,965	240,803
Urban Outfitters, Inc.(1)	292,378	12,051,821
Vail Resorts, Inc.(1)	36,224	11,465,621
Vera Bradley, Inc.(1)	9,581	118,709
VF Corp.	86,409	7,088,994
Vista Outdoor, Inc.(1)	21,906	1,013,810
Visteon Corp.(1)	41,013	4,960,112
Vivint Smart Home, Inc.(1)	25,296	333,907
VOXX International Corp. - Class A(1)	5,800	81,258
Vroom, Inc.(1)	2,579	107,957
Wayfair, Inc. - Class A(1)	1,002	316,341
Whirlpool Corp.	126,290	27,533,746
Williams-Sonoma, Inc.	29,139	4,652,041
Winmark Corp.	873	167,686
Wolverine World Wide, Inc.	456,861	15,368,804
Workhorse Group, Inc.(1)	42,133	698,986
WW International, Inc.(1)	13,743	496,672
Wyndham Hotels & Resorts, Inc.	227,562	16,450,457
XL Fleet Corp.(1)	12,610	105,041
Yum China Holdings, Inc.	11,599	768,434
Yum! Brands, Inc.	8,251	949,113
Zumiez, Inc.(1)	284,979	13,961,121

Total Consumer Discretionary		874,443,809

Consumer Staples – 3.42%
Albertsons Companies, Inc. - Class A	4,611	90,652
Archer-Daniels-Midland Co.	251,248	15,225,629
B&G Foods, Inc.	24,062	789,234
Beauty Health Co.(1)	1,527	25,654
BellRing Brands, Inc. - Class A(1)	5,357	167,888
Beyond Meat, Inc.(1)	212	33,388
BJ’s Wholesale Club Holdings, Inc.(1)	13,058	621,300
Brown-Forman Corp. - Class A	648	45,684

	Shares	Value
Brown-Forman Corp. - Class B	2,775	207,958
Bunge Ltd.	4,106	320,884
Cal-Maine Foods, Inc.	13,505	489,016
Campbell Soup Co.	5,817	265,197
Casey’s General Stores, Inc.	1,095	213,131
Central Garden & Pet Co. - Class A(1)	2,254	119,304
Central Garden & Pet Co. - Class A(1)	259,590	12,538,197
Church & Dwight Co., Inc.	7,031	599,182
Clorox Co.	706	127,016
Coca-Cola European Partners Plc	230,618	13,680,260
Conagra Brands, Inc.	217,611	7,916,688
Constellation Brands, Inc. - Class A	49,660	11,614,977
Coty, Inc. - Class A(1)	8,614	80,455
Darling Ingredients, Inc.(1)	4,566	308,205
Duckhorn Portfolio, Inc.(1)	2,866	63,224
Edgewell Personal Care Co.	28,860	1,266,954
Energizer Holdings, Inc.	133,222	5,725,881
Flowers Foods, Inc.	258,361	6,252,336
Fresh Del Monte Produce, Inc.	12,546	412,512
Grocery Outlet Holding Corp.(1)	2,604	90,255
Hain Celestial Group, Inc.(1)	2,565	102,908
Herbalife Nutrition Ltd.(1)	2,678	141,211
Hershey Co.	627	109,211
HF Foods Group, Inc.(1)	13,505	71,441
Honest Co., Inc.(1)	5,388	87,232
Hormel Foods Corp.	8,454	403,678
Hostess Brands, Inc. - Class A(1)	587,704	9,514,928
Ingles Markets, Inc. - Class A	5,262	306,617
Ingredion, Inc.	72,585	6,568,942
J.M. Smucker Co.	58,752	7,612,497
John B Sanfilippo & Son, Inc.	1,253	110,978
Kellogg Co.	4,214	271,087
Kroger Co.	393,056	15,057,975
Laird Superfood, Inc.(1)	545	16,279
Lamb Weston Holdings, Inc.	3,074	247,949
Lancaster Colony Corp.	71,696	13,873,893
Landec Corp.(1)	9,129	102,701
Limoneira Co.	4,730	83,011
McCormick & Co., Inc.	7,550	666,816
MGP Ingredients, Inc.	904	61,147
Mission Produce, Inc.(1)	12,308	254,899
Molson Coors Beverage Co. - Class B(1)	241,333	12,957,169
Natural Grocers by Vitamin Cottage, Inc.	3,417	36,699
Nature’s Sunshine Products, Inc.	4,199	72,937
NewAge, Inc.(1)	20,044	44,698
Nomad Foods Ltd.(1)	509,532	14,404,470
Nu Skin Enterprises, Inc. - Class A	10,369	587,404
Oil-Dri Corp. of America	1,956	66,856
Performance Food Group Co.(1)	184,145	8,929,191

	Shares	Value
Pilgrim’s Pride Corp.(1)	133,237	2,955,197
Post Holdings, Inc.(1)	202,995	22,018,868
PriceSmart, Inc.	8,221	748,193
Primo Water Corp.	59,324	992,490
Revlon, Inc. - Class A(1)	2,608	33,487
Reynolds Consumer Products, Inc.	1,625	49,319
Rite Aid Corp.(1)	20,939	341,306
Sanderson Farms, Inc.	1,107	208,083
Seaboard Corp.	7	27,081
Seneca Foods Corp. - Class A(1)	2,315	118,250
Simply Good Foods Co.(1)	408,146	14,901,410
SpartanNash Co.	13,908	268,563
Spectrum Brands Holdings, Inc.	7,355	625,469
Sprouts Farmers Market, Inc.(1)	24,913	619,088
The Andersons, Inc.	7,091	216,488
The Chefs’ Warehouse, Inc.(1)	11,167	355,446
Tootsie Roll Industries, Inc.	5,934	201,222
TreeHouse Foods, Inc.(1)	19,480	867,250
Tyson Foods, Inc. - Class A	117,599	8,674,102
United Natural Foods, Inc.(1)	48,137	1,780,106
Universal Corp.	53,560	3,051,313
US Foods Holding Corp.(1)	195,522	7,500,224
Vector Group Ltd.	46,778	661,441
Veru, Inc.(1)	6,630	53,504
Village Super Market, Inc. - Class A	3,223	75,773
Weis Markets, Inc.	6,327	326,853
Whole Earth Brands, Inc.(1)	13,677	198,316

Total Consumer Staples		239,924,727

Energy – 5.07%
Aemetis, Inc.(1)	8,645	96,565
Alto Ingredients, Inc.(1)	26,776	163,601
Altus Midstream Co. - Class A	1,106	74,666
Antero Midstream Corp.	9,991	103,806
Antero Resources Corp.(1)	94,217	1,416,082
APA Corp.	11,366	245,847
Arch Resources, Inc.(1)	4,568	260,285
Archrock, Inc.	50,564	450,525
Baker Hughes Co. - Class A	21,989	502,888
Berry Petroleum Corp.	25,363	170,439
Bonanza Creek Energy, Inc.	11,565	544,365
Brigham Minerals, Inc. - Class A	16,692	355,373
Bristow Group, Inc.(1)	2,469	63,231
Cabot Oil & Gas Corp.	10,318	180,152
California Resources Corp.(1)	31,635	953,479
Callon Petroleum Co.(1)	2,006	115,726
Centennial Resource Development, Inc. - Class A(1)	59,059	400,420
Centrus Energy Corp. - Class A(1)	3,464	87,916
ChampionX Corp.(1)	979,282	25,118,583
Chesapeake Energy Corp.	37,103	1,926,388
Cimarex Energy Co.	164,040	11,884,698

	Shares	Value
Clean Energy Fuels Corp.(1)	52,178	529,607
CNX Resources Corp.(1)	82,030	1,120,530
Comstock Resources, Inc.(1)	34,303	228,801
ConocoPhillips	270,816	16,492,694
CONSOL Energy, Inc.(1)	12,834	237,044
Continental Resources, Inc.	1,744	66,324
CVR Energy, Inc.	11,994	215,412
Delek US Holdings, Inc.	24,897	538,273
Devon Energy Corp.	226,875	6,622,481
DHT Holdings, Inc.	54,519	353,828
Diamond S Shipping, Inc.(1)	11,575	115,287
Diamondback Energy, Inc.	480,701	45,133,017
Dorian LPG Ltd.(1)	9,108	128,605
Dril-Quip, Inc.(1)	13,305	450,108
Earthstone Energy, Inc.—Class A(1)	11,092	122,788
Energy Fuels, Inc.(1)	7,487	45,296
Enviva Partners LP	3,850	201,779
EQT Corp.(1)	8,354	185,960
Equitrans Midstream Corp.	153,592	1,307,068
Extraction Oil & Gas, Inc.(1)	3,536	194,162
Falcon Minerals Corp.	4,119	20,925
Frank’s International NV(1)	1,342,868	4,068,890
Frontline Ltd./Bermuda	45,533	409,797
FTS International, Inc.—Class A(1)	3,230	91,377
Gevo, Inc.(1)	76,406	555,472
Golar LNG Ltd.(1)	38,870	515,027
Green Plains, Inc.(1)	13,056	438,943
Halliburton Co.	454,259	10,502,468
Helix Energy Solutions Group, Inc.(1)	52,966	302,436
Helmerich & Payne, Inc.	275,853	9,001,083
Hess Corp.	7,720	674,110
HighPeak Energy, Inc.(1)	1,451	14,844
HollyFrontier Corp.	343,472	11,300,229
International Seaways, Inc.	9,176	175,996
Kinder Morgan, Inc.	311,200	5,673,176
Laredo Petroleum, Inc.(1)	3,438	319,012
Liberty Oilfield Services, Inc.—Class A(1)	21,249	300,886
Magnolia Oil & Gas Corp.—Class A(1)	1,800,576	28,143,003
Marathon Oil Corp.	23,455	319,457
Marathon Petroleum Corp.	306,080	18,493,354
Matador Resources Co.	731,206	26,330,728
Murphy Oil Corp.	55,974	1,303,075
Nabors Industries Ltd.(1)	2,598	296,796
National Energy Services Reunited, Inc.(1)	10,812	154,071
NCS Multistage Holdings, Inc.(1)	99	3,007
Newpark Resources, Inc.(1)	34,330	118,782
NexTier Oilfield Solutions, Inc.(1)	58,107	276,589
Nordic American Tankers Ltd.	57,663	189,135
Northern Oil & Gas, Inc.	17,934	372,489

	Shares	Value
NOV, Inc.(1)	11,624	178,080
Oasis Petroleum, Inc.	1,145	115,130
Occidental Petroleum Corp.	22,056	689,691
Oceaneering International, Inc.(1)	37,521	584,202
Oil States International, Inc.(1)	23,361	183,384
ONEOK, Inc.	13,307	740,401
Ovintiv, Inc.	93,921	2,955,694
Par Pacific Holdings, Inc.(1)	3,045	51,217
Patterson-UTI Energy, Inc.	72,392	719,576
PBF Energy, Inc.—Class A(1)	36,234	554,380
PDC Energy, Inc.	38,037	1,741,714
Peabody Energy Corp.(1)	25,828	204,816
Penn Virginia Corp.(1)	5,601	132,240
Phillips 66	13,186	1,131,623
Pioneer Natural Resources Co.	266,799	43,360,173
Plains GP Holdings LP—Class A(1)	986,615	11,780,183
ProPetro Holding Corp.(1)	31,864	291,874
Range Resources Corp.(1)	89,581	1,501,378
Renewable Energy Group, Inc.(1)	16,800	1,047,312
REX American Resources Corp.(1)	1,995	179,909
Riley Exploration Permian, Inc.	757	21,938
RPC, Inc.(1)	24,959	123,547
Schlumberger Ltd.	586,205	18,764,422
Scorpio Tankers, Inc.	18,328	404,132
Select Energy Services, Inc.—Class A(1)	23,008	138,968
SFL Corp. Ltd.	39,549	302,550
SM Energy Co.	43,717	1,076,750
Solaris Oilfield Infrastructure, Inc.—Class A	8,882	86,511
Talos Energy, Inc.(1)	11,747	183,723
Targa Resources Corp.	6,765	300,704
Teekay Corp.(1)	25,513	94,908
Teekay Tankers Ltd.—Class A(1)	8,869	127,891
TETRA Technologies, Inc.(1)	9,674	41,985
Tidewater, Inc.(1)	14,777	178,063
Ur-Energy, Inc.(1)	6,963	9,748
US Silica Holdings, Inc.(1)	27,774	321,067
Valero Energy Corp.	176,077	13,748,092
Viper Energy Partners LP	371,424	6,993,914
W&T Offshore, Inc.(1)	36,567	177,350
Whiting Petroleum Corp.(1)	14,813	808,049
Williams Companies, Inc.	36,389	966,128
World Fuel Services Corp.	88,826	2,818,449

Total Energy		355,601,122

Financials – 20.82%
1st Source Corp.	6,825	317,090
AFC Gamma, Inc.	2,693	55,610
Affiliated Managers Group, Inc.	1,240	191,220
Aflac, Inc.	138,275	7,419,836
AGNC Investment Corp.	15,693	265,055
Alerus Financial Corp.	5,676	164,661

	Shares	Value
Alleghany Corp.(1)	30,608	20,417,679
Allegiance Bancshares, Inc.	6,986	268,542
Allstate Corp.	110,120	14,364,053
Ally Financial, Inc.	192,342	9,586,325
Altabancorp	6,389	276,708
Amalgamated Financial Corp.	5,369	83,917
A-Mark Precious Metals, Inc.	4,263	198,229
Ambac Financial Group, Inc.(1)	17,455	273,345
Amerant Bancorp, Inc.—Class A(1)	7,991	170,848
American Equity Investment Life Holding Co.	32,199	1,040,672
American Financial Group, Inc.	47,449	5,917,839
American International Group, Inc.	508,968	24,226,877
American National Bankshares, Inc.	4,199	130,547
American National Group, Inc.	2,803	416,386
Ameriprise Financial, Inc.	184,405	45,894,716
Ameris Bancorp	29,444	1,490,750
AMERISAFE, Inc.	7,491	447,138
Annaly Capital Management, Inc.	329,917	2,929,663
Aon Plc—Class A	40,232	9,605,792
Apollo Commercial Real Estate Finance, Inc.	52,462	836,769
Arbor Realty Trust, Inc.	47,796	851,725
Arch Capital Group Ltd.(1)	8,830	343,840
Ares Commercial Real Estate Corp.	16,084	236,274
Ares Management Corp.—Class A	202,144	12,854,337
Argo Group International Holdings Ltd.	12,095	626,884
ARMOUR Residential REIT, Inc.	26,528	302,950
Arrow Financial Corp.	5,314	191,038
Arthur J. Gallagher & Co.	81,009	11,347,741
Assetmark Financial Holdings, Inc.(1)	7,009	175,646
Associated Banc-Corp.	363,454	7,443,538
Associated Capital Group, Inc.—Class A	732	28,446
Assurant, Inc.	1,803	281,593
Assured Guaranty Ltd.	2,175	103,269
Athene Holding Ltd.—Class A(1)	356,202	24,043,635
Atlantic Capital Bancshares, Inc.(1)	7,413	188,735
Atlantic Union Bankshares Corp.	29,836	1,080,660
Axis Capital Holdings Ltd.	84,043	4,118,947
Axos Financial, Inc.(1)	19,425	901,126
B. Riley Financial, Inc.	7,415	559,832
Banc of California, Inc.	16,503	289,463
BancFirst Corp.	6,732	420,279
Banco Latinoamericano de Comercio Exterior SA—Class E	12,334	189,574
BancorpSouth Bank	699,560	19,818,535
Bank First Corp.	2,365	165,006
Bank of Hawaii Corp.	113,282	9,540,610
Bank of Marin Bancorp	5,056	161,286
Bank of NT Butterfield & Son Ltd.	485,827	17,222,567
Bank OZK	272,080	11,470,893
BankUnited, Inc.	278,308	11,880,969

	Shares	Value
Banner Corp.	12,750	691,177
Bar Harbor Bankshares	5,558	159,070
Berkshire Hills Bancorp, Inc.	16,988	465,641
BGC Partners, Inc.—Class A	124,978	708,625
Blackstone Mortgage Trust, Inc.—Class A	52,117	1,662,011
Blucora, Inc.(1)	11,928	206,474
Blue Ridge Bankshares, Inc.	6,307	110,499
BOK Financial Corp.	94,474	8,181,448
Boston Private Financial Holdings, Inc.	30,539	450,450
Bridgewater Bancshares, Inc.(1)	6,586	106,364
Brighthouse Financial, Inc.(1)	152,098	6,926,543
Brightsphere Investment Group, Inc.	896,380	21,002,183
BrightSpire Capital, Inc.	33,470	314,618
Broadmark Realty Capital, Inc.	49,285	521,928
Brookline Bancorp, Inc.	592,950	8,864,602
Brown & Brown, Inc.	6,642	352,956
Bryn Mawr Bank Corp.	8,075	340,684
Business First Bancshares, Inc.	7,380	169,371
Byline Bancorp, Inc.	9,612	217,520
Cadence BanCorp—Class A	29,684	619,802
Cambridge Bancorp	2,490	206,645
Camden National Corp.	5,835	278,680
Cannae Holdings, Inc.(1)	32,880	1,114,961
Capital Bancorp, Inc.(1)	2,921	59,734
Capital City Bank Group, Inc.	5,383	138,828
Capital One Financial Corp.	50,724	7,846,496
Capitol Federal Financial, Inc.	48,857	575,535
Capstar Financial Holdings, Inc.	7,615	156,107
Capstead Mortgage Corp.	36,396	223,471
Carlyle Group, Inc.	4,895	227,520
Carter Bankshares, Inc.(1)	9,600	120,096
Cathay General Bancorp	449,976	17,711,055
CBOE Global Markets, Inc.	3,187	379,412
CBTX, Inc.	7,080	193,355
Central Pacific Financial Corp.	8,489	221,223
Century Bancorp, Inc.—Class A	1,030	117,420
Chimera Investment Corp.	235,375	3,544,747
Cincinnati Financial Corp.	4,472	521,525
CIT Group, Inc.	37,277	1,923,120
Citizens & Northern Corp.	5,986	146,657
Citizens Financial Group, Inc.	269,504	12,362,148
Citizens, Inc.—Class A(1)	18,319	96,908
City Holding Co.	5,751	432,705
Civista Bancshares, Inc.	5,872	129,771
CNA Financial Corp.	105,975	4,820,803
CNB Financial Corporation, Inc.	6,102	139,248
CNO Financial Group, Inc.	478,021	11,290,856
Coastal Financial Corp.(1)	1,252	35,757
Columbia Banking System, Inc.	26,923	1,038,151
Columbia Financial, Inc.(1)	10,298	177,332

	Shares	Value
Comerica, Inc.	4,201	299,699
Commerce Bancshares, Inc.	3,157	235,386
Community Bank System, Inc.	19,608	1,483,345
Community Trust Bancorp, Inc.	6,150	248,337
Compass Diversified Holdings	16,196	412,998
ConnectOne Bancorp, Inc.	14,994	392,393
Cowen, Inc.—Class A	9,677	397,241
Crawford & Co.—Class A	6,650	60,315
Credit Acceptance Corp.(1)	266	120,793
CrossFirst Bankshares, Inc.(1)	9,785	134,544
Cullen/Frost Bankers, Inc.	1,731	193,872
Customers Bancorp, Inc.(1)	9,889	385,572
CVB Financial Corp.	832,971	17,150,873
Diamond Hill Investment Group, Inc.	1,205	201,609
Dime Community Bancshares, Inc.	13,125	441,262
Discover Financial Services	294,273	34,809,553
Donegal Group, Inc.—Class A	5,823	84,841
Donnelley Financial Solutions, Inc.(1)	21,566	711,678
Dynex Capital, Inc.	11,405	212,817
Eagle Bancorp, Inc.	11,667	654,285
East West Bancorp, Inc.	378,209	27,113,803
Eastern Bankshares, Inc.	50,994	1,048,947
eHealth, Inc.(1)	6,461	377,322
Element Fleet Management Corp.	844,893	9,855,722
Ellington Financial, Inc.	15,701	300,674
Employers Holdings, Inc.	10,664	456,419
Encore Capital Group, Inc.(1)	279,492	13,245,126
Enova International, Inc.(1)	13,656	467,172
Enstar Group Ltd.(1)	24,446	5,840,638
Enterprise Bancorp, Inc.	3,547	116,164
Enterprise Financial Services Corp.	11,496	533,299
Equitable Holdings, Inc.	11,530	351,089
Equity Bancshares, Inc.—Class A(1)	4,954	151,047
Erie Indemnity Co.—Class A	232	44,857
Essent Group Ltd.	207,496	9,326,945
Evercore, Inc.—Class A	1,176	165,546
Everest Re Group Ltd.	97,743	24,632,213
EZCORP, Inc.—Class A(1)	18,693	112,719
FactSet Research Systems, Inc.	162	54,369
Farmers National Banc Corp.	10,308	159,877
FB Financial Corp.	11,546	430,897
Federal Agricultural Mortgage Corp.—Class C	3,430	339,227
Federated Hermes, Inc.—Class B	35,993	1,220,523
Ferroglobe Representation & Warranty Insurance Trust(1)(5)(6)	11,189	—
Fidelity D&D Bancorp, Inc.	1,522	82,340
Fidelity National Financial, Inc.	8,197	356,242
Fifth Third Bancorp	1,131,779	43,267,911
Finance Of America Companies, Inc.—Class A(1)	12,253	93,490
Financial Institutions, Inc.	6,162	184,860

	Shares	Value
First American Financial Corp.	103,525	6,454,784
First Bancorp NC	10,456	427,755
First BanCorp PR	84,983	1,012,997
First Bancorp, Inc.	4,106	120,922
First Bancshares, Inc.	7,713	288,698
First Bank/Hamilton NJ	5,539	74,998
First Busey Corp.	19,924	491,326
First Choice Bancorp	4,029	122,683
First Citizens BancShares, Inc.—Class A	179	149,060
First Commonwealth Financial Corp.	35,406	498,162
First Community Bankshares, Inc.	6,927	206,771
First Financial Bancorp	35,955	849,617
First Financial Bankshares, Inc.	3,426	168,319
First Financial Corp.	4,854	198,140
First Foundation, Inc.	14,850	334,274
First Hawaiian, Inc.	441,658	12,516,588
First Horizon Corp.	16,283	281,370
First Internet Bancorp	3,515	108,895
First Interstate BancSystem, Inc.—Class A	15,625	653,594
First Merchants Corp.	20,590	857,985
First Mid Bancshares, Inc.	7,282	294,994
First Midwest Bancorp, Inc.	42,146	835,755
First of Long Island Corp.	9,156	194,382
First Republic Bank	102,806	19,242,199
FirstCash, Inc.	14,097	1,077,575
Five Star Bancorp(1)	1,579	38,133
Flagstar Bancorp, Inc.	19,556	826,632
Flushing Financial Corp.	12,388	265,475
FNB Corp.	28,618	352,860
Franklin Resources, Inc.	8,681	277,705
FS Bancorp, Inc.	1,288	91,796
FS KKR Capital Corp.	122,125	2,626,909
Fulton Financial Corp.	60,722	958,193
GAMCO Investors, Inc.—Class A	249	6,250
GCM Grosvenor, Inc.—Class A	1,345	14,015
Genworth Financial, Inc.—Class A(1)	186,548	727,537
German American Bancorp, Inc.	9,467	352,172
Glacier Bancorp, Inc.	411,394	22,659,582
Globe Life, Inc.	94,354	8,987,219
GoHealth, Inc.—Class A(1)	221	2,477
Goosehead Insurance, Inc.—Class A	5,614	714,662
Granite Point Mortgage Trust, Inc.	20,093	296,372
Great Ajax Corp.	8,766	113,783
Great Southern Bancorp, Inc.	4,194	226,057
Great Western Bancorp, Inc.	19,401	636,159
Green Dot Corp.—Class A(1)	17,481	818,985
Greenlight Capital Re Ltd.—Class A(1)	10,683	97,536
Guaranty Bancshares, Inc.	2,868	97,713
Hancock Whitney Corp.	33,211	1,475,897
Hanmi Financial Corp.	345,321	6,581,818

	Shares	Value
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	27,337	1,534,973
Hanover Insurance Group, Inc.	62,555	8,484,960
HarborOne Bancorp, Inc.	19,417	278,440
Hartford Financial Services Group, Inc.	295,274	18,298,130
Hawthorn Bancshares, Inc.	71	1,628
HBT Financial, Inc.	3,767	65,583
HCI Group, Inc.	2,151	213,874
Heartland Financial USA, Inc.	15,360	721,766
Heritage Commerce Corp.	23,131	257,448
Heritage Financial Corp.	13,141	328,788
Heritage Insurance Holdings, Inc.	8,109	69,575
Hilltop Holdings, Inc.	26,382	960,305
Hingham Institution for Savings	493	143,217
Home Bancorp, Inc.	2,959	112,767
Home Bancshares, Inc.	69,252	1,709,139
Home Point Capital, Inc.(1)	2,238	13,271
HomeStreet, Inc.	7,673	312,598
HomeTrust Bancshares, Inc.	5,590	155,961
Hope Bancorp, Inc.	43,284	613,767
Horace Mann Educators Corp.	286,433	10,718,323
Horizon Bancorp, Inc.	16,837	293,469
Houlihan Lokey, Inc.—Class A	2,662	217,725
Howard Bancorp, Inc.(1)	4,568	73,682
Huntington Bancshares, Inc.	3,499,834	49,942,631
Independence Holding Co.	1,684	78,003
Independent Bank Corp.	280,428	21,172,314
Independent Bank Corp. MI	8,376	181,843
Independent Bank Group, Inc.	18,600	1,376,028
Interactive Brokers Group, Inc.—Class A	2,406	158,146
International Bancshares Corp.	20,417	876,706
Invesco Ltd.	10,041	268,396
Invesco Mortgage Capital, Inc.	93,461	364,498
Investors Bancorp, Inc.	55,639	793,412
Investors Title Co.	462	80,679
James River Group Holdings Ltd.	7,274	272,920
Janus Henderson Group Plc	2,432	94,386
Jefferies Financial Group, Inc.	6,525	223,155
Kearny Financial Corp.	20,544	245,501
Kemper Corp.	1,846	136,419
KeyCorp	1,535,261	31,703,140
KKR & Co., Inc.—Class Miscella	16,440	973,906
KKR Real Estate Finance Trust, Inc.	12,307	266,200
Ladder Capital Corp.—Class A	42,881	494,847
Lakeland Bancorp, Inc.	18,956	331,351
Lakeland Financial Corp.	362,548	22,347,459
Lazard Ltd.—Class A	110,666	5,007,637
Lemonade, Inc.(1)	995	108,863
LendingClub Corp.(1)	36,254	657,285
Lincoln National Corp.	84,210	5,291,756

	Shares	Value
Loews Corp.	383,447	20,955,379
Luther Burbank Corp.	6,110	72,465
M&T Bank Corp.	3,839	557,845
Macatawa Bank Corp.	10,980	96,075
Maiden Holdings Ltd.(1)	25,362	85,470
Markel Corp.(1)	336	398,735
Marlin Business Services Corp.	3,188	72,559
MBIA, Inc.(1)	18,664	205,304
Mercantile Bank Corp.	6,376	192,555
Merchants Bancorp	3,601	141,303
Mercury General Corp.	797	51,765
Meridian Bancorp, Inc.	17,619	360,485
Meta Financial Group, Inc.	8,349	422,710
Metrocity Bankshares, Inc.	5,970	104,535
MetroMile, Inc.(1)	13,932	127,478
Metropolitan Bank Holding Corp.(1)	2,734	164,641
MFA Financial, Inc.	164,996	757,332
MGIC Investment Corp.	220,064	2,992,870
Mid Penn Bancorp, Inc.	3,674	100,851
Midland States Bancorp, Inc.	8,183	214,967
MidWestOne Financial Group, Inc.	5,781	166,319
Moelis & Co.—Class A	10,510	597,914
Morningstar, Inc.	74	19,026
Mr Cooper Group, Inc.(1)	239,174	7,907,092
MSCI, Inc.—Class A	700	373,156
MVB Financial Corp.	3,620	154,429
Nasdaq, Inc.	77,135	13,560,333
National Bank Holdings Corp.—Class A	9,997	377,287
National Western Life Group, Inc.—Class A	972	218,107
Navient Corp.	290,253	5,610,590
NBT Bancorp, Inc.	15,811	568,722
Nelnet, Inc.—Class A	6,440	484,481
New Residential Investment Corp.	925,728	9,803,460
New York Community Bancorp, Inc.	13,546	149,277
New York Mortgage Trust, Inc.	141,275	631,499
NI Holdings, Inc.(1)	3,926	74,633
Nicolet Bankshares, Inc.(1)	3,451	242,743
NMI Holdings, Inc.—Class A(1)	29,728	668,285
Northern Trust Corp.	6,241	721,584
Northfield Bancorp, Inc.	17,977	294,823
Northrim BanCorp, Inc.	2,313	98,881
Northwest Bancshares, Inc.	43,658	595,495
OceanFirst Financial Corp.	22,829	475,756
Ocwen Financial Corp.(1)	2,990	92,630
OFG Bancorp	18,503	409,286
Old National Bancorp	73,787	1,299,389
Old Republic International Corp.	141,556	3,526,160
Old Second Bancorp, Inc.	11,467	142,191
OneMain Holdings, Inc.—Class A	2,672	160,080
Oportun Financial Corp.(1)	8,010	160,440

	Shares	Value
Oppenheimer Holdings, Inc.—Class A	3,572	181,600
Orchid Island Capital, Inc.—Class A	36,441	189,129
Origin Bancorp, Inc.	9,890	419,929
Orrstown Financial Services, Inc.	4,134	95,371
Pacific Premier Bancorp, Inc.	36,441	1,541,090
PacWest Bancorp	573,674	23,612,422
Park National Corp.	5,332	626,083
PCSB Financial Corp.	5,299	96,283
Peapack Gladstone Financial Corp.	7,031	218,453
PennantPark Investment Corp.	163,500	1,092,180
PennyMac Financial Services, Inc.	13,218	815,815
PennyMac Mortgage Investment Trust	29,831	628,241
Peoples Bancorp, Inc.	7,156	211,961
Peoples Financial Services Corp.	2,766	117,832
People’s United Financial, Inc.	12,761	218,724
Pinnacle Financial Partners, Inc.	2,208	194,944
Pioneer Bancorp, Inc.(1)	4,579	55,040
Piper Sandler Companies	6,695	867,404
PJT Partners, Inc.—Class A	1,524	108,783
Popular, Inc.	43,030	3,229,402
PRA Group, Inc.(1)	17,177	660,799
Preferred Bank Los Angeles	5,045	319,197
Premier Financial Bancorp, Inc.	4,752	80,071
Premier Financial Corp.	16,394	465,754
Primerica, Inc.	1,163	178,102
Primis Financial Corp.	9,595	146,420
Principal Financial Group, Inc.	80,900	5,112,071
ProAssurance Corp.	22,619	514,582
PROG Holdings, Inc.	182,651	8,790,993
ProSight Global, Inc.(1)	7,267	92,727
Prospect Capital Corp.	295,600	2,480,084
Prosperity Bancshares, Inc.	155,768	11,184,142
Provident Bancorp, Inc.	5,933	96,767
Provident Financial Services, Inc.	32,422	742,140
Prudential Financial, Inc.	54,699	5,605,007
QCR Holdings, Inc.	7,076	340,285
Radian Group, Inc.	72,392	1,610,722
Raymond James Financial, Inc.	159,939	20,776,076
RBB Bancorp	5,229	126,646
Ready Capital Corp.	23,032	365,518
Red River Bancshares, Inc.	1,818	91,827
Redwood Trust, Inc.	42,406	511,840
Regional Management Corp.	1,943	90,427
Regions Financial Corp.	409,325	8,260,179
Reinsurance Group of America, Inc.—Class A	194,331	22,153,734
Reliant Bancorp, Inc.	5,622	155,898
RenaissanceRe Holdings Ltd.	71,254	10,604,020
Renasant Corp.	21,679	867,160
Republic Bancorp, Inc.—Class A	3,810	175,755

	Shares	Value
Republic First Bancorp, Inc.(1)	18,033	71,952
RLI Corp.	1,217	127,286
S&T Bancorp, Inc.	14,370	449,781
Safety Insurance Group, Inc.	5,329	417,154
Sandy Spring Bancorp, Inc.	129,904	5,732,664
Santander Consumer USA Holdings, Inc.	140,848	5,115,599
Sculptor Capital Management, Inc.—Class A	8,203	201,712
Seacoast Banking Corp. of Florida	18,996	648,713
SEI Investments Co.	3,314	205,369
Selective Insurance Group, Inc.	360,338	29,241,429
Selectquote, Inc.(1)	366,420	7,057,249
ServisFirst Bancshares, Inc.	3,248	220,799
Sierra Bancorp	5,470	139,212
Signature Bank	32,006	7,862,274
Simmons First National Corp.—Class A	40,173	1,178,676
SiriusPoint Ltd.(1)	454,240	4,574,197
SLM Corp.	1,351,316	28,296,557
SmartFinancial, Inc.	5,254	126,149
South Plains Financial, Inc.	4,225	97,724
South State Corp.	252,145	20,615,375
Southern First Bancshares, Inc.(1)	2,180	111,529
Southern Missouri Bancorp, Inc.	2,964	133,261
Southside Bancshares, Inc.	11,666	445,991
Spirit of Texas Bancshares, Inc.	5,020	114,657
Starwood Property Trust, Inc.	8,550	223,754
State Auto Financial Corp.	6,860	117,443
State Street Corp.	211,114	17,370,460
Sterling Bancorp	694,419	17,214,647
Stewart Information Services Corp.	9,880	560,097
Stifel Financial Corp.	208,793	13,542,314
Stock Yards Bancorp, Inc.	6,642	338,011
StoneX Group, Inc.(1)	5,806	352,250
Summit Financial Group, Inc.	4,507	99,199
SVB Financial Group(1)	33,443	18,608,688
Synchrony Financial	686,854	33,326,156
Synovus Financial Corp.	4,124	180,961
T Rowe Price Group, Inc.	4,532	897,200
Texas Capital Bancshares, Inc.(1)	11,911	756,229
TFS Financial Corp.	1,460	29,638
The Bancorp, Inc.(1)	19,221	442,275
Tiptree, Inc.	8,125	75,563
Tompkins Financial Corp.	5,462	423,633
Towne Bank/Portsmouth VA	30,645	932,221
TPG RE Finance Trust, Inc.	22,562	303,459
Tradeweb Markets, Inc.—Class A	3,146	266,026
Travelers Companies, Inc.	41,855	6,266,112
Trean Insurance Group, Inc.(1)	6,623	99,875
TriCo Bancshares	10,478	446,153
TriState Capital Holdings, Inc.(1)	10,908	222,414
Triumph Bancorp, Inc.(1)	627	46,555

	Shares	Value
Truist Financial Corp.	352,418	19,559,199
TrustCo Bank Corp. NY	6,985	240,144
Trustmark Corp.	24,280	747,824
Two Harbors Investment Corp.	1,808,386	13,671,398
UMB Financial Corp.	167,650	15,601,509
Umpqua Holdings Corp.	762,796	14,073,586
United Bankshares, Inc.	407,244	14,864,406
United Community Banks, Inc.	28,832	922,912
United Fire Group, Inc.	7,744	214,741
United Insurance Holdings Corp.	7,549	43,029
Universal Insurance Holdings, Inc.	100,051	1,388,708
Univest Financial Corp.	11,324	298,614
Unum Group	103,644	2,943,490
UWM Holdings Corp.	827	6,988
Valley National Bancorp	182,649	2,452,976
Velocity Financial, Inc.(1)	2,997	37,433
Veritex Holdings, Inc.	15,263	540,463
Virtu Financial, Inc.—Class A	2,801	77,392
Voya Financial, Inc.	56,593	3,480,470
Walker & Dunlop, Inc.	9,890	1,032,318
Washington Federal, Inc.	27,712	880,687
Washington Trust Bancorp, Inc.	6,740	346,099
Waterstone Financial, Inc.	8,539	167,877
Watford Holdings Ltd.(1)	6,762	236,602
Webster Financial Corp.	2,646	141,138
WesBanco, Inc.	24,876	886,332
West Bancorporation, Inc.	5,294	146,909
Westamerica Bancorporation	9,472	549,660
Western Alliance Bancorp	1,438	133,518
White Mountains Insurance Group Ltd.	90	103,323
Willis Towers Watson Plc	30,558	7,028,951
Wintrust Financial Corp.	125,645	9,502,531
WisdomTree Investments, Inc.	14,704	91,165
World Acceptance Corp.(1)	1,655	265,197
WR Berkley Corp.	4,085	304,047
WSFS Financial Corp.	17,565	818,353
Zions Bancorp N.A.	329,520	17,418,427

Total Financials		1,459,151,477

Healthcare – 9.03%
4D Molecular Therapeutics, Inc.(1)	3,279	78,958
89bio, Inc.(1)	3,612	67,544
Acadia Healthcare Co., Inc.(1)	2,623	164,593
AdaptHealth Corp.—Class A(1)	446,229	12,231,137
Adaptive Biotechnologies Corp.(1)	356	14,546
Addus HomeCare Corp.(1)	3,391	295,831
Adicet Bio, Inc.(1)	7,598	78,183
Aduro Bioteech, Inc.(1)(6)	990	2,970
Adverum Biotechnologies, Inc.(1)	32,716	114,506
Aeglea BioTherapeutics, Inc.—Class Savings(1)	14,836	103,259

	Shares	Value
Agilent Technologies, Inc.	63,916	9,447,424
Agiliti, Inc.(1)	358,561	7,841,729
agilon health, Inc.(1)	179	7,262
Agios Pharmaceuticals, Inc.(1)	23,101	1,273,096
Akebia Therapeutics, Inc.(1)	34,633	131,259
Akero Therapeutics, Inc.(1)	2,399	59,519
Akouos, Inc.(1)	8,871	111,331
Albireo Pharma, Inc.(1)	1,399	49,217
Alexion Pharmaceuticals, Inc.(1)	23,806	4,373,400
Allogene Therapeutics, Inc.(1)	15,241	397,485
Allscripts Healthcare Solutions, Inc.(1)	52,764	976,662
Alphatec Holdings, Inc.(1)	2,047	31,360
Altimmune, Inc.(1)	12,121	119,392
Amedisys, Inc.(1)	110	26,942
American Well Corp.—Class A(1)	73,083	919,384
AmerisourceBergen Corp.—Class A	124,354	14,237,289
AMN Healthcare Services, Inc.(1)	194,895	18,900,917
Amphastar Pharmaceuticals, Inc.(1)	9,869	198,959
AnaptysBio, Inc.(1)	7,265	188,381
AngioDynamics, Inc.(1)	13,794	374,231
ANI Pharmaceuticals, Inc.(1)	3,643	127,687
Anika Therapeutics, Inc.(1)	5,443	235,628
Annexon, Inc.(1)	11,613	261,409
Applied Therapeutics, Inc.(1)	1,708	35,492
Apria, Inc.(1)	5,393	151,004
AquaBounty Technologies, Inc.(1)	13,085	70,136
Arbutus Biopharma Corp.(1)	26,402	79,998
Arcturus Therapeutics Holdings, Inc.(1)	7,899	267,302
Arcus Biosciences, Inc.(1)	16,960	465,722
Arcutis Biotherapeutics, Inc.(1)	9,341	254,916
Ardelyx, Inc.(1)	7,848	59,488
Arena Pharmaceuticals, Inc.(1)	20,788	1,417,742
Asensus Surgical, Inc.(1)	60,780	192,673
Atara Biotherapeutics, Inc.(1)	28,389	441,449
Atea Pharmaceuticals, Inc.(1)	22,085	474,386
Athenex, Inc.(1)	13,548	62,592
Athersys, Inc.(1)	10,809	15,565
Athira Pharma, Inc.(1)	12,035	123,238
Atossa Therapeutics, Inc.(1)	41,016	259,221
Atreca, Inc.—Class A(1)	9,716	82,780
Avanos Medical, Inc.(1)	18,217	662,552
Avantor, Inc.(1)	904,891	32,132,679
Aveanna Healthcare Holdings, Inc.(1)	1,550,035	19,173,933
Avid Bioservices, Inc.(1)	1,344	34,474
Avidity Biosciences, Inc.(1)	9,423	232,842
Avrobio, Inc.(1)	13,637	121,233
BioCryst Pharmaceuticals, Inc.(1)	59,788	945,248
Biohaven Pharmaceutical Holding Co. Ltd.(1)	6,674	647,912
BioMarin Pharmaceutical, Inc.(1)	5,447	454,498
Bio-Rad Laboratories, Inc.—Class A(1)	644	414,923

	Shares	Value
Bioventus, Inc.—Class A(1)	775	13,640
Black Diamond Therapeutics, Inc.(1)	8,508	103,713
Bluebird Bio, Inc.(1)	25,390	811,972
Blueprint Medicines Corp.(1)	1,462	128,598
Bolt Biotherapeutics, Inc.(1)	4,293	66,370
Boston Scientific Corp.(1)	389,943	16,673,963
Bridgebio Pharma, Inc.(1)	13,248	807,598
Brookdale Senior Living, Inc.(1)	69,881	552,060
Brooklyn ImmunoTherapeutics, Inc.(1)	1,027	18,496
Cara Therapeutics, Inc.(1)	16,784	239,508
Cardiff Oncology, Inc.(1)	13,317	88,558
Cardinal Health, Inc.	80,655	4,604,594
Castle Biosciences, Inc.(1)	659	48,325
Castlight Health, Inc.—Class B(1)	43,420	114,195
Catalent, Inc.(1)	3,714	401,558
Catalyst Pharmaceuticals, Inc.(1)	36,776	211,462
Celldex Therapeutics, Inc.(1)	3,079	102,962
CEL-SCI Corp.(1)	1,106	9,600
Centene Corp.(1)	163,415	11,917,856
Cerecor, Inc.(1)	3,183	10,408
Cerner Corp.	8,992	702,815
Certara, Inc.(1)	454	12,862
Change Healthcare, Inc.(1)	7,373	169,874
Charles River Laboratories International, Inc.(1)	96	35,512
Chemed Corp.	340	161,330
ChemoCentryx, Inc.(1)	19,074	255,401
Chimerix, Inc.(1)	7,906	63,248
Chinook Therapeutics, Inc.(1)	11,716	165,430
Citius Pharmaceuticals, Inc.(1)	42,454	147,740
Clene, Inc.(1)	2,918	32,798
Cogent Biosciences, Inc.(1)	9,826	79,689
Community Health Systems, Inc.(1)	6,273	96,855
Computer Programs & Systems, Inc.	5,423	180,206
Constellation Pharmaceuticals, Inc.(1)	13,706	463,263
Cooper Companies, Inc.	30,073	11,917,028
CorMedix, Inc.(1)	12,811	87,883
Covetrus, Inc.(1)	39,078	1,055,106
Crinetics Pharmaceuticals, Inc.(1)	1,999	37,681
Cross Country Healthcare, Inc.(1)	11,442	188,907
CryoLife, Inc.(1)	1,792	50,893
Cullinan Oncology, Inc.(1)	4,624	119,068
Curis, Inc.(1)	3,933	31,739
Cymabay Therapeutics, Inc.(1)	27,411	119,512
Cytokinetics, Inc.(1)	1,851	36,631
CytomX Therapeutics, Inc.(1)	3,582	22,674
DarioHealth Corp.(1)	5,037	107,590
DaVita, Inc.(1)	65,623	7,902,978
Deciphera Pharmaceuticals, Inc.(1)	2,122	77,686
Dentsply Sirona, Inc.	6,532	413,214

	Shares	Value
Design Therapeutics, Inc.(1)	2,143	42,624
Dyne Therapeutics, Inc.(1)	11,238	236,448
Eagle Pharmaceuticals, Inc.(1)	2,433	104,132
Eiger BioPharmaceuticals, Inc.(1)	11,906	101,439
Elanco Animal Health, Inc.(1)	1,437,995	49,884,047
Emergent BioSolutions, Inc.(1)	18,414	1,159,898
Enanta Pharmaceuticals, Inc.(1)	6,745	296,847
Encompass Health Corp.	1,247	97,303
Endo International Plc(1)	86,187	403,355
Envista Holdings Corp.(1)	289,228	12,497,542
Evolent Health, Inc.—Class A(1)	23,160	489,139
Exact Sciences Corp.(1)	386	47,984
Exagen, Inc.(1)	2,808	42,092
Exelixis, Inc.(1)	1,350	24,597
EyePoint Pharmaceuticals, Inc.(1)	7,782	69,960
FibroGen, Inc.(1)	2,920	77,760
Finch Therapeutics Group, Inc.(1)	2,506	35,259
Fluidigm Corp.(1)	25,904	159,569
Foghorn Therapeutics, Inc.(1)	6,198	66,133
Forian, Inc.(1)	864	10,861
Forma Therapeutics Holdings, Inc.(1)	12,049	299,900
Frequency Therapeutics, Inc.(1)	11,993	119,450
Fulcrum Therapeutics, Inc.(1)	8,015	83,997
Fulgent Genetics, Inc.(1)	6,667	614,897
G1 Therapeutics, Inc.(1)	6,132	134,536
Gemini Therapeutics, Inc.—Class A(1)	6,747	43,653
Generation Bio Co.(1)	1,095	29,456
Geron Corp.(1)	113,600	160,176
Globus Medical, Inc.—Class A(1)	2,194	170,101
Gossamer Bio, Inc.(1)	23,376	189,813
Gritstone Oncology, Inc.(1)	15,178	138,575
Haemonetics Corp.(1)	6,047	402,972
Harvard Bioscience, Inc.(1)	2,186	18,209
HCA Healthcare, Inc.	85,421	17,659,938
HealthStream, Inc.(1)	9,553	266,911
Henry Schein, Inc.(1)	4,249	315,233
Hill-Rom Holdings, Inc.	1,984	225,363
Hologic, Inc.(1)	255,471	17,045,025
Homology Medicines, Inc.(1)	15,852	115,244
Hookipa Pharma, Inc.(1)	2,609	23,898
Horizon Therapeutics Plc(1)	5,297	496,011
Humana, Inc.	34,811	15,411,526
iBio, Inc.(1)	81,178	122,579
ICON Plc(1)	65,058	13,448,139
ICU Medical, Inc.(1)	61,856	12,729,965
Ideaya Biosciences, Inc.(1)	7,946	166,787
Ikena Oncology, Inc.(1)	2,978	41,811
Immunic, Inc.(1)	5,749	70,483
ImmunityBio, Inc.(1)	22,113	315,774
ImmunoGen, Inc.(1)	33,936	223,638

	Shares	Value
Immunovant, Inc.(1)	5,004	52,892
Incyte Corp.(1)	795	66,883
Infinity Pharmaceuticals, Inc.(1)	3,428	10,250
Innoviva, Inc.(1)	168,802	2,263,635
Inovio Pharmaceuticals, Inc.(1)	77,730	720,557
Inozyme Pharma, Inc.(1)	5,230	89,119
Instil Bio, Inc.(1)	3,475	67,137
Integer Holdings Corp.(1)	190,334	17,929,463
Integra LifeSciences Holdings Corp.(1)	2,210	150,810
Invacare Corp.(1)	13,479	108,776
Invitae Corp.(1)	56,581	1,908,477
Ionis Pharmaceuticals, Inc.(1)	345	13,762
Iovance Biotherapeutics, Inc.(1)	3,014	78,424
IQVIA Holdings, Inc.(1)	92,208	22,343,843
Ironwood Pharmaceuticals, Inc.—Class A(1)	369,500	4,755,465
iTeos Therapeutics, Inc.(1)	7,556	193,811
IVERIC bio, Inc.(1)	27,126	171,165
Jazz Pharmaceuticals Plc(1)	107,606	19,115,130
Jounce Therapeutics, Inc.(1)	12,338	83,898
Kala Pharmaceuticals, Inc.(1)	6,264	33,199
KemPharm, Inc.(1)	5,518	70,741
Kezar Life Sciences, Inc.(1)	12,757	69,271
Kiniksa Pharmaceuticals Ltd.—Class A(1)	6,022	83,886
Kinnate Biopharma, Inc.(1)	4,792	111,558
Kronos Bio, Inc.(1)	12,778	306,033
Krystal Biotech, Inc.(1)	4,282	291,176
Kura Oncology, Inc.(1)	23,770	495,605
Laboratory Corp. of America Holdings(1)	43,864	12,099,884
Lannett Co., Inc.(1)	57,700	269,459
Lantheus Holdings, Inc.(1)	68,069	1,881,427
Lexicon Pharmaceuticals, Inc.(1)	15,227	69,892
Ligand Pharmaceuticals, Inc.(1)	4,990	654,638
Lineage Cell Therapeutics, Inc.(1)	45,113	128,572
LivaNova Plc(1)	3,619	304,394
MacroGenics, Inc.(1)	1,823	48,966
Magellan Health, Inc.(1)	8,847	833,387
Magenta Therapeutics, Inc.(1)	1,191	11,648
MannKind Corp.(1)	82,623	450,295
Masimo Corp.(1)	409	99,162
McKesson Corp.	49,074	9,384,912
MEDNAX, Inc.(1)	13,629	410,914
MeiraGTx Holdings Plc(1)	10,323	160,007
Meridian Bioscience, Inc.(1)	14,216	315,311
Merit Medical Systems, Inc.(1)	2,213	143,093
Mersana Therapeutics, Inc.(1)	7,743	105,150
Mesa Laboratories, Inc.	1,916	519,562
MiMedx Group, Inc.(1)	13,739	171,875
Mirati Therapeutics, Inc.(1)	195	31,498
Mirum Pharmaceuticals, Inc.(1)	1,198	20,713

	Shares	Value
Misonix, Inc.(1)	2,270	50,349
ModivCare, Inc.(1)	102,145	17,371,800
Molina Healthcare, Inc.(1)	34,482	8,726,015
Multiplan Corp.(1)	126,462	1,203,918
Mustang Bio, Inc.(1)	26,467	87,870
Myriad Genetics, Inc.(1)	28,738	878,808
NanoString Technologies, Inc.(1)	1,393	90,253
NantHealth, Inc.(1)	4,404	10,217
Natera, Inc.(1)	160	18,165
National HealthCare Corp.	6,182	432,122
Natus Medical, Inc.(1)	12,689	329,660
Nektar Therapeutics—Class A(1)	5,283	90,656
Neogen Corp.(1)	2,653	122,144
Neoleukin Therapeutics, Inc.(1)	10,017	92,457
Neuronetics, Inc.(1)	900	14,418
NexImmune, Inc.(1)	504	8,225
NextGen Healthcare, Inc.(1)	21,387	354,810
NGM Biopharmaceuticals, Inc.(1)	10,570	208,440
Nkarta, Inc.(1)	5,255	166,531
Nurix Therapeutics, Inc.(1)	1,121	29,740
Nuvation Bio, Inc.(1)	2,138	19,905
Oak Street Health, Inc.(1)	301	17,630
Olema Pharmaceuticals, Inc.(1)	2,514	70,342
OncoCyte Corp.(1)	6,602	37,896
Oncorus, Inc.(1)	7,588	104,714
Oncternal Therapeutics, Inc.(1)	16,488	78,318
OPKO Health, Inc.(1)	148,719	602,312
Option Care Health, Inc.(1)	41,737	912,788
OraSure Technologies, Inc.(1)	26,838	272,137
Organon & Co.(1)	129,722	3,925,388
ORIC Pharmaceuticals, Inc.(1)	9,425	166,728
Orthofix Medical, Inc.(1)	7,243	290,517
Owens & Minor, Inc.	4,783	202,464
Oyster Point Pharma, Inc.(1)	3,884	66,766
Pacific Biosciences of California, Inc.(1)	39,554	1,383,203
Passage Bio, Inc.(1)	13,897	183,996
Patterson Companies, Inc.	24,135	733,463
PerkinElmer, Inc.	3,346	516,656
Perrigo Co. Plc	3,970	182,025
Personalis, Inc.(1)	12,334	312,050
Pliant Therapeutics, Inc.(1)	807	23,500
Portage Biotech, Inc.(1)	1,095	22,951
Poseida Therapeutics, Inc.(1)	10,685	107,064
PPD, Inc.(1)	2,832	130,527
PRA Health Sciences, Inc.(1)	71,572	11,824,410
Praxis Precision Medicines, Inc.(1)	8,385	153,278
Precigen, Inc.(1)	5,561	36,258
Premier, Inc.—Class A	285,331	9,926,666
Prestige Consumer Healthcare, Inc.(1)	303,404	15,807,348
Prometheus Biosciences, Inc.(1)	3,690	90,626

	Shares	Value
Prothena Corp. Plc(1)	3,012	154,847
Provention Bio, Inc.(1)	20,965	176,735
QIAGEN NV(1)	6,713	324,775
Quest Diagnostics, Inc.	3,896	514,155
Quidel Corp.(1)	36,562	4,684,323
Rain Therapeutics, Inc.(1)	966	15,012
Reata Pharmaceuticals, Inc.—Class A(1)	1,366	193,330
Recursion Pharmaceuticals, Inc.—Class A(1)	2,686	98,039
REGENXBIO, Inc.(1)	7,148	277,700
Relay Therapeutics, Inc.(1)	2,494	91,255
Reneo Pharmaceuticals, Inc.(1)	1,219	11,373
Repligen Corp.(1)	95	18,964
Replimune Group, Inc.(1)	2,997	115,145
ResMed, Inc.	431	106,250
REVOLUTION Medicines, Inc.(1)	19,162	608,202
Rhythm Pharmaceuticals, Inc.(1)	16,481	322,698
Royalty Pharma Plc—Class A	3,972	162,812
Sage Therapeutics, Inc.(1)	1,552	88,169
Sana Biotechnology, Inc.(1)	647	12,720
Sangamo Therapeutics, Inc.(1)	4,700	56,259
Scholar Rock Holding Corp.(1)	1,609	46,500
Seagen, Inc.(1)	426	67,257
SeaSpine Holdings Corp.(1)	6,008	123,224
Seer, Inc.—Class A(1)	3,537	115,943
Select Medical Holdings Corp.	99,700	4,213,322
Selecta Biosciences, Inc.(1)	30,449	127,277
Sensei Biotherapeutics, Inc.(1)	2,905	28,353
Shattuck Labs, Inc.(1)	1,794	52,008
Sientra, Inc.(1)	2,864	22,797
Sigilon Therapeutics, Inc.(1)	2,443	26,213
Signify Health, Inc.—Class A(1)	677	20,601
Silverback Therapeutics, Inc.(1)	4,754	146,851
SOC Telemed, Inc.—Class A(1)	3,415	19,431
Solid Biosciences, Inc.(1)	22,369	81,871
Sorrento Therapeutics, Inc.(1)	10,074	97,617
Sotera Health Co.(1)	1,198,275	29,034,203
Spero Therapeutics, Inc.(1)	1,080	15,077
Spruce Biosciences, Inc.(1)	3,007	33,709
SQZ Biotechnologies Co.(1)	8,480	122,536
STERIS Plc	2,545	525,034
Supernus Pharmaceuticals, Inc.(1)	18,521	570,262
Surface Oncology, Inc.(1)	12,543	93,571
Sutro Biopharma, Inc.(1)	15,039	279,575
Syndax Pharmaceuticals, Inc.(1)	12,681	217,733
Syneos Health, Inc.—Class A(1)	141,421	12,655,765
Syros Pharmaceuticals, Inc.(1)	11,323	61,710
Talaris Therapeutics, Inc.(1)	1,190	17,481
Talis Biomedical Corp.(1)	5,378	59,319
Tandem Diabetes Care, Inc.(1)	100	9,740

	Shares	Value
Tarsus Pharmaceuticals, Inc.(1)	536	15,533
Taysha Gene Therapies, Inc.(1)	1,473	31,228
TCR2 Therapeutics, Inc.(1)	11,438	187,698
Teladoc Health, Inc.(1)	4,380	728,350
Teleflex, Inc.	1,170	470,094
Tenet Healthcare Corp.(1)	35,155	2,355,033
Terns Pharmaceuticals, Inc.(1)	1,389	17,029
Theravance Biopharma, Inc.(1)	1,864	27,065
Tivity Health, Inc.(1)	6,960	183,118
Tonix Pharmaceuticals Holding Corp.(1)	122,783	136,289
Translate Bio, Inc.(1)	12,187	335,630
Travere Therapeutics, Inc.—Class Preferre(1)	20,305	296,250
Trevena, Inc.(1)	40,449	68,359
Trillium Therapeutics, Inc.(1)	31,092	301,592
Triple-S Management Corp.—Class B(1)	9,732	216,732
Turning Point Therapeutics, Inc.(1)	15,634	1,219,765
Ultragenyx Pharmaceutical, Inc.(1)	492	46,912
United Therapeutics Corp.(1)	23,826	4,274,623
Universal Health Services, Inc.—Class B	152,676	22,356,347
UroGen Pharma Ltd.(1)	2,276	34,755
Utah Medical Products, Inc.	1,180	100,347
Vanda Pharmaceuticals, Inc.(1)	20,755	446,440
Varex Imaging Corp.(1)	12,588	337,610
Vaxart, Inc.(1)	4,029	30,177
Vaxcyte, Inc.(1)	10,601	238,629
VBI Vaccines, Inc.(1)	8,676	29,065
Veracyte, Inc.(1)	25,292	1,011,174
Viatris, Inc.	269,044	3,844,639
Viemed Healthcare, Inc.(1)	11,525	82,404
Viking Therapeutics, Inc.(1)	25,965	155,530
Viracta Therapeutics, Inc.(1)	10,708	121,429
VistaGen Therapeutics, Inc.(1)	11,193	35,258
Vor BioPharma, Inc.(1)	3,838	71,579
Waters Corp.(1)	129	44,584
Werewolf Therapeutics, Inc.(1)	998	17,405
XBiotech, Inc.(1)	5,432	89,954
XOMA Corp.(1)	2,027	68,918
Zimmer Biomet Holdings, Inc.	99,276	15,965,566
Zogenix, Inc.(1)	21,065	364,003

Total Healthcare		632,770,691

Industrials – 18.21%
AAR Corp.(1)	13,448	521,110
ABM Industries, Inc.	305,922	13,567,641
Acacia Research Corp.(1)	19,174	129,616
ACCO Brands Corp.	35,931	310,085
Acuity Brands, Inc.	33,668	6,296,926
ADT, Inc.	4,562	49,224
Advent Technologies Holdings, Inc.(1)	1,471	14,180
AECOM(1)	4,217	267,020
Aerojet Rocketdyne Holdings, Inc.	5,753	277,812

	Shares	Value
AerSale Corp.(1)	2,990	37,255
AGCO Corp.	71,682	9,345,899
AgEagle Aerial Systems, Inc.(1)	8,861	46,697
Air Lease Corp.—Class A	127,084	5,304,486
Air Transport Services Group, Inc.(1)	22,069	512,663
Alamo Group, Inc.	488	74,508
Alaska Air Group, Inc.(1)	330,054	19,905,557
Albany International Corp.—Class A	11,561	1,031,935
Allegion Plc	64,333	8,961,587
Allied Motion Technologies, Inc.	343	11,844
Allison Transmission Holdings, Inc.	350,639	13,934,394
Alta Equipment Group, Inc.(1)	5,701	75,766
Altra Industrial Motion Corp.	386,076	25,102,662
AMERCO	260	153,244
American Airlines Group, Inc.(1)	131,149	2,781,670
American Superconductor Corp.(1)	9,837	171,065
American Woodmark Corp.(1)	6,329	517,016
AMETEK, Inc.	329,069	43,930,711
AO Smith Corp.	3,914	282,043
API Group Corp.(1)(2)	568,269	11,871,139
Apogee Enterprises, Inc.	9,476	385,957
ArcBest Corp.	53,301	3,101,585
Arcosa, Inc.	164,437	9,659,029
Argan, Inc.	5,645	269,775
Armstrong World Industries, Inc.	40,754	4,371,274
Array Technologies, Inc.(1)	36,768	573,581
ASGN, Inc.(1)	115,222	11,168,468
Astec Industries, Inc.	8,483	533,920
Astronics Corp.(1)	9,318	163,158
Atkore, Inc.(1)	68,700	4,877,700
Atlas Air Worldwide Holdings, Inc.(1)	72,675	4,949,894
Atlas Technical Consultants, Inc.(1)	3,992	38,643
Avis Budget Group, Inc.(1)	19,469	1,516,440
AZEK Co., Inc.—Class A(1)	1,492	63,350
AZZ, Inc.	9,324	482,797
Babcock & Wilcox Enterprises, Inc.(1)	14,598	115,032
Barnes Group, Inc.	17,977	921,321
Barrett Business Services, Inc.	4,547	330,158
Beacon Roofing Supply, Inc.(1)	9,781	520,838
Beam Global(1)	417	15,975
Blue Bird Corp.(1)	3,074	76,420
Boise Cascade Co.	102,434	5,977,024
Brady Corp.—Class A	17,829	999,137
BrightView Holdings, Inc.(1)	257,812	4,155,929
Brink’s Co.	247,100	18,987,164
Builders FirstSource, Inc.(1)	6,115	260,866
BWX Technologies, Inc.	173,986	10,112,066
CACI International, Inc.—Class A(1)	135,062	34,457,017
Caesarstone Ltd.	8,425	124,353

	Shares	Value
CAI International, Inc.	4,650	260,400
Carlisle Companies, Inc.	953	182,385
Carrier Global Corp.	13,847	672,964
Casella Waste Systems, Inc.—Class A(1)	214,601	13,612,141
CBIZ, Inc.(1)	396,497	12,993,207
CECO Environmental Corp.(1)	17,901	128,171
CH Robinson Worldwide, Inc.	3,177	297,590
Charah Solutions, Inc.(1)	6,959	35,143
ChargePoint Holdings, Inc.(1)	3,742	129,997
Chart Industries, Inc.(1)	5,470	800,370
Cintas Corp.	170	64,940
Clarivate Plc(1)	12,300	338,619
Clean Harbors, Inc.(1)	1,538	143,249
Colfax Corp.(1)	498,091	22,817,549
Columbus McKinnon Corp.	10,324	498,030
Commercial Vehicle Group, Inc.(1)	7,274	77,323
CompX International, Inc.	512	10,634
Concrete Pumping Holdings, Inc.(1)	10,032	84,971
Copa Holdings SA—Class A(1)	989	74,501
CoreCivic, Inc.(1)	202,845	2,123,787
Cornerstone Building Brands, Inc.(1)	8,096	147,185
Costamare, Inc.	19,895	234,960
CoStar Group, Inc.(1)	2,620	216,988
Covenant Logistics Group, Inc.—Class A(1)	4,457	92,171
CRA International, Inc.	464	39,718
Crane Co.	307,786	28,430,193
Cummins, Inc.	86,063	20,983,020
Curtiss-Wright Corp.	89,677	10,650,041
Custom Truck One Source, Inc.(1)	3,422	32,577
Delta Air Lines, Inc.(1)	153,100	6,623,106
Deluxe Corp.	83,291	3,978,811
Desktop Metal, Inc.—Class A(1)	6,390	73,485
DIRTT Environmental Solutions(1)	12,940	55,318
Donaldson Co., Inc.	3,304	209,903
Dover Corp.	164,875	24,830,175
Driven Brands Holdings, Inc.(1)	982	30,363
Ducommun, Inc.(1)	3,976	216,931
Dun & Bradstreet Holdings, Inc.(1)	4,810	102,790
DXP Enterprises, Inc.(1)	11,317	376,856
Dycom Industries, Inc.(1)	5,388	401,568
Eagle Bulk Shipping, Inc.(1)	3,099	146,645
Eaton Corp. Plc	151,764	22,488,390
Echo Global Logistics, Inc.(1)	6,640	204,114
EMCOR Group, Inc.	58,452	7,200,702
Encore Wire Corp.	7,474	566,454
Enerpac Tool Group Corp.—Class A	123,400	3,284,908
EnerSys	14,437	1,410,928
Ennis, Inc.	10,374	223,248
EnPro Industries, Inc.	9,054	879,596
Equifax, Inc.	2,240	536,502

	Shares	Value
ESCO Technologies, Inc.	158,037	14,825,451
ExOne Co.(1)	5,915	128,001
Expeditors International of Washington, Inc.	63,601	8,051,887
Fastenal Co.	1,948	101,296
Flowserve Corp.	3,882	156,522
Fluor Corp.(1)	53,332	943,976
Fortive Corp.	9,761	680,732
Fortune Brands Home & Security, Inc.	3,082	306,998
Forward Air Corp.	199,886	17,939,768
FTI Consulting, Inc.(1)	994	135,790
FuelCell Energy, Inc.(1)	27,980	249,022
Gates Industrial Corp. Plc(1)	12,751	230,411
GATX Corp.	13,240	1,171,343
Genco Shipping & Trading Ltd.	11,985	226,277
General Dynamics Corp.	56,812	10,695,427
Gibraltar Industries, Inc.(1)	204,255	15,586,699
Global Industrial Co.	1,153	42,327
GMS, Inc.(1)	96,424	4,641,851
Gorman-Rupp Co.	7,239	249,311
GP Strategies Corp.(1)	4,324	67,973
Graco, Inc.	1,923	145,571
GrafTech International Ltd.	7,411	86,116
Graham Corp.	2,715	37,358
Granite Construction, Inc.	17,741	736,784
Great Lakes Dredge & Dock Corp.(1)	24,337	355,564
Greenbrier Companies, Inc.	12,136	528,887
Griffon Corp.	17,546	449,704
Harsco Corp.(1)	565,309	11,543,610
Hawaiian Holdings, Inc.(1)	19,199	467,880
HC2 Holdings, Inc.(1)	17,296	68,838
Healthcare Services Group, Inc.	16,424	518,506
Heartland Express, Inc.	18,939	324,425
HEICO Corp.	909	126,733
HEICO Corp.—Class A	1,587	197,074
Heidrick & Struggles International, Inc.	4,268	190,139
Heritage-Crystal Clean, Inc.(1)	3,779	112,161
Herman Miller, Inc.	217,796	10,266,903
Hexcel Corp.(1)	182,821	11,408,030
Hillenbrand, Inc.	101,860	4,489,989
HNI Corp.	15,000	659,550
Howmet Aerospace, Inc.(1)	493,223	17,001,397
Hub Group, Inc.—Class A(1)	12,391	817,558
Hubbell, Inc.—Class B	167,398	31,276,642
Huntington Ingalls Industries, Inc.	75,558	15,923,849
Hurco Companies, Inc.	181	6,335
Huron Consulting Group, Inc.(1)	7,477	367,495
Hyliion Holdings Corp.(1)	35,646	415,276
Hyster-Yale Materials Handling, Inc.	3,671	267,910
ICF International, Inc.	162,238	14,254,231

	Shares	Value
IDEX Corp.	2,300	506,115
IHS Markit Ltd.	11,237	1,265,960
Infrastructure & Energy Alternatives, Inc.(1)	4,480	57,613
Ingersoll Rand, Inc.(1)	11,200	546,672
Insteel Industries, Inc.	6,405	205,921
Interface, Inc.—Class A	17,124	261,997
ITT, Inc.	138,069	12,645,740
Jacobs Engineering Group, Inc.	3,919	522,873
JB Hunt Transport Services, Inc.	289	47,093
JELD-WEN Holding, Inc.(1)	19,118	502,039
JetBlue Airways Corp.(1)	106,768	1,791,567
Kaman Corp.	10,443	526,327
Kansas City Southern	1,988	563,340
KAR Auction Services, Inc.(1)	63,429	1,113,179
Karat Packaging, Inc.(1)	1,332	27,133
KBR, Inc.	340,480	12,989,312
Kelly Services, Inc.—Class A(1)	13,159	315,421
Kennametal, Inc.	32,167	1,155,439
Kimball International, Inc.—Class B	14,259	187,506
Kirby Corp.(1)	220,993	13,401,016
Knight-Swift Transportation Holdings, Inc.—Class A	4,802	218,299
Knoll, Inc.	400,062	10,397,611
Korn Ferry	24,592	1,784,150
Kratos Defense & Security Solutions, Inc.(1)	36,548	1,041,253
L3Harris Technologies, Inc.	57,684	12,468,397
Landstar System, Inc.	134	21,175
Leidos Holdings, Inc.	112,427	11,366,370
Lennox International, Inc.	1,009	353,957
Lindsay Corp.	373	61,649
Loomis AB—Class B	5,372	168,056
Luxfer Holdings Plc	9,146	203,499
Lydall, Inc.(1)	3,616	218,840
Macquarie Infrastructure Corp.	19,775	756,789
Manitowoc Co., Inc.(1)	12,897	315,977
ManpowerGroup, Inc.	44,129	5,247,379
ManTech International Corp.—Class A	10,337	894,564
Marten Transport Ltd.	22,492	370,893
Masco Corp.	135,721	7,995,324
MasTec, Inc.(1)	54,774	5,811,521
Matrix Service Co.(1)	9,544	100,212
Matson, Inc.	16,130	1,032,320
Matthews International Corp.—Class A	11,662	419,366
Maxar Technologies, Inc.	192,345	7,678,412
Mayville Engineering Co., Inc.(1)	3,214	64,634
McGrath RentCorp	2,963	241,692
Mercury Systems, Inc.(1)	1,646	109,097
Meritor, Inc.(1)	4,085	95,671
Mesa Air Group, Inc.(1)	12,550	117,092
Middleby Corp.(1)	1,152	199,596
Miller Industries, Inc.	4,033	159,062

	Shares	Value
Mistras Group, Inc.(1)	7,037	69,174
Moog, Inc.—Class A	62,361	5,242,066
MRC Global, Inc.(1)	29,898	281,041
MSA Safety, Inc.	785	129,980
MSC Industrial Direct Co., Inc.—Class A	1,351	121,225
Mueller Industries, Inc.	13,324	577,062
Mueller Water Products, Inc.—Class A	56,132	809,423
MYR Group, Inc.(1)	1,554	141,290
National Presto Industries, Inc.	1,948	198,014
Navistar International Corp.(1)	15,634	695,713
Nielsen Holdings Plc	10,574	260,861
NL Industries, Inc.	2,716	17,654
NN, Inc.(1)	15,135	111,242
Nordson Corp.	1,436	315,216
Northwest Pipe Co.(1)	3,619	102,237
NOW, Inc.(1)	40,669	385,949
NV5 Global, Inc.(1)	5,231	494,382
nVent Electric Plc	1,016,613	31,758,990
Old Dominion Freight Line, Inc.	245	62,181
Oshkosh Corp.	391,023	48,737,107
Otis Worldwide Corp.	224,803	18,382,141
Owens Corning	196,449	19,232,357
PACCAR, Inc.	10,181	908,654
PAE, Inc.(1)	1,069,470	9,518,283
PAM Transportation Services, Inc.(1)	580	30,595
Park Aerospace Corp.	7,587	113,046
Parker-Hannifin Corp.	105,712	32,465,212
Park-Ohio Holdings Corp.	3,292	105,805
Parsons Corp.(1)	9,916	390,294
Pentair Plc	4,974	335,695
PGT Innovations, Inc.(1)	11,554	268,399
Powell Industries, Inc.	3,612	111,791
Preformed Line Products Co.	1,072	79,542
Primoris Services Corp.	19,905	585,804
Proto Labs, Inc.(1)	8,762	804,352
Quanex Building Products Corp.	12,549	311,717
Quanta Services, Inc.	53,127	4,811,712
Radiant Logistics, Inc.(1)	14,024	97,186
RBC Bearings, Inc.(1)	7,926	1,580,603
Regal Beloit Corp.	27,607	3,685,811
Rekor Systems, Inc.(1)	3,735	37,948
Republic Services, Inc.—Class A	6,375	701,314
Resideo Technologies, Inc.(1)	47,901	1,437,030
Resources Connection, Inc.	12,832	184,268
REV Group, Inc.	8,908	139,767
Rexnord Corp.	118,588	5,934,144
Robert Half International, Inc.	139,854	12,442,810
Rockwell Automation, Inc.	1,367	390,989
Rollins, Inc.	503	17,203

	Shares	Value
Romeo Power, Inc.(1)	3,463	28,189
RR Donnelley & Sons Co.(1)	26,496	166,395
Rush Enterprises, Inc.—Class A	15,883	686,781
Rush Enterprises, Inc.—Class B	2,405	91,727
Ryder System, Inc.	1,534	114,022
Safe Bulkers, Inc.(1)	18,803	75,400
Schneider National, Inc.—Class B	243,999	5,311,858
Science Applications International Corp.	85,671	7,515,917
Sensata Technologies Holding Plc(1)	355,277	20,595,408
Shoals Technologies Group, Inc.—Class A(1)	2,445	86,798
SiteOne Landscape Supply, Inc.(1)	630	106,634
SkyWest, Inc.(1)	18,800	809,716
Snap-on, Inc.	25,308	5,654,566
Southwest Airlines Co.(1)	119,066	6,321,214
Spirit AeroSystems Holdings, Inc.—Class A	2,224	104,951
Spirit Airlines, Inc.(1)	37,794	1,150,449
SPX Corp.(1)	2,871	175,361
SPX FLOW, Inc.	14,560	949,894
Standex International Corp.	127,492	12,100,266
Stanley Black & Decker, Inc.	4,822	988,462
Steelcase, Inc.—Class A	33,940	512,833
Stericycle, Inc.(1)	137,196	9,816,374
Sterling Construction Co., Inc.(1)	8,174	197,239
Sunrun, Inc.(1)	5,956	332,226
Team, Inc.(1)	9,834	65,888
Tecnoglass, Inc.	5,933	126,966
Teledyne Technologies, Inc.(1)	1,372	574,635
Textainer Group Holdings Ltd.(1)	430,359	14,533,223
Textron, Inc.	376,713	25,906,553
Thermon Group Holdings, Inc.(1)	12,359	210,597
Timken Co.	391,586	31,557,916
Titan International, Inc.(1)	15,440	130,931
Titan Machinery, Inc.(1)	7,291	225,584
Toro Co.	180	19,778
Trane Technologies Plc	3,668	675,426
TransDigm Group, Inc.(1)	1,101	712,666
TransUnion	1,811	198,866
TriMas Corp.(1)	293,845	8,912,319
Trinity Industries, Inc.	32,524	874,570
Triton International Ltd.	126,506	6,621,324
Triumph Group, Inc.(1)	19,571	406,098
TrueBlue, Inc.(1)	13,183	370,574
TuSimple Holdings, Inc.—Class A(1)	949	67,607
Tutor Perini Corp.(1)	15,751	218,151
UFP Industries, Inc.	2,159	160,500
UniFirst Corp.	5,693	1,335,806
United Airlines Holdings, Inc.(1)	77,420	4,048,292
United Rentals, Inc.(1)	29,911	9,541,908
Univar Solutions, Inc.(1)	292,388	7,128,419
Universal Logistics Holdings, Inc.	538	12,535

	Shares	Value
US Ecology, Inc.(1)	356,039	13,358,583
US Xpress Enterprises, Inc.—Class A(1)	9,881	84,977
Valmont Industries, Inc.	621	146,587
Vectrus, Inc.(1)	4,340	206,541
Verisk Analytics, Inc.—Class A	1,715	299,645
Veritiv Corp.(1)	5,776	354,762
Vertiv Holdings Co.—Class A	310,554	8,478,124
View, Inc.(1)	31,781	269,503
Virgin Galactic Holdings, Inc.(1)	479	22,034
VSE Corp.	3,947	195,416
Wabash National Corp.	85,093	1,361,488
Wabtec Corp.	5,411	445,325
Watsco, Inc.	974	279,187
Watts Water Technologies, Inc.—Class A	4,595	670,456
Werner Enterprises, Inc.	20,792	925,660
WESCO International, Inc.(1)	248,167	25,516,531
Willdan Group, Inc.(1)	778	29,284
Willis Lease Finance Corp.(1)	1,086	46,546
WillScot Mobile Mini Holdings Corp.—Class A(1)	1,290,550	35,967,629
Woodward, Inc.	1,724	211,845
WW Grainger, Inc.	236	103,368
XPO Logistics, Inc.(1)	401	56,096
Xylem, Inc.	1,839	220,606
Yellow Corp.(1)	17,478	113,782

Total Industrials		1,276,238,006

Information Technology – 9.72%
3D Systems Corp.(1)	4,044	161,639
8x8, Inc.(1)	162,731	4,517,413
A10 Networks, Inc.(1)	3,891	43,813
ACI Worldwide, Inc.(1)	354,360	13,160,930
ADTRAN, Inc.	16,892	348,820
Advanced Energy Industries, Inc.	816	91,971
Aeva Technologies, Inc.(1)	9,417	99,538
Agilysys, Inc.(1)	737	41,913
Akamai Technologies, Inc.(1)	4,801	559,797
Alkami Technology, Inc.(1)	309	11,022
Alliance Data Systems Corp.	344,781	35,922,732
Alpha & Omega Semiconductor Ltd.(1)	1,431	43,488
Amdocs Ltd.	155,429	12,023,987
American Software, Inc.—Class A	2,667	58,567
Amkor Technology, Inc.	393,883	9,323,211
Amphenol Corp.—Class A	5,057	345,949
Analog Devices, Inc.	55,910	9,625,466
ANSYS, Inc.(1)	1,519	527,184
Arista Networks, Inc.(1)	194	70,288
Arrow Electronics, Inc.(1)	72,683	8,273,506
Asana, Inc.—Class A(1)	2,263	140,374
Avaya Holdings Corp.(1)	157,862	4,246,488
Aviat Networks, Inc.(1)	2,488	81,532

	Shares	Value
Avnet, Inc.	83,773	3,357,622
AXT, Inc.(1)	15,137	166,204
Belden, Inc.	18,879	954,711
Benchmark Electronics, Inc.	13,383	380,880
Benefitfocus, Inc.(1)	2,534	35,729
Black Knight, Inc.(1)	4,537	353,795
BM Technologies, Inc.(1)	1,573	19,568
Bottomline Technologies DE, Inc.(1)	14,407	534,212
Broadridge Financial Solutions, Inc.	317	51,205
Brooks Automation, Inc.	66,153	6,303,058
C3.ai, Inc.—Class A(1)	406	25,387
Calix, Inc.(1)	3,499	166,202
Cass Information Systems, Inc.	4,355	177,466
CDK Global, Inc.	3,220	160,002
CDW Corp.	33,725	5,890,071
Ceridian HCM Holding, Inc.(1)	3,856	369,868
ChannelAdvisor Corp.(1)	3,176	77,844
Check Point Software Technologies Ltd.(1)	156,762	18,204,771
Ciena Corp.(1)	4,569	259,930
Cirrus Logic, Inc.(1)	33,836	2,880,120
Citrix Systems, Inc.	2,385	279,689
Cleanspark, Inc.(1)	12,125	201,760
Cloudera, Inc.(1)	34,003	539,288
Cloudflare, Inc.—Class A(1)	432	45,723
CMC Materials, Inc.	40,320	6,077,837
Cognizant Technology Solutions Corp.—Class A	115,554	8,003,270
Coherent, Inc.(1)	1,451	383,557
Cohu, Inc.(1)	2,416	88,885
CommScope Holding Co., Inc.(1)	251,787	5,365,581
Comtech Telecommunications Corp.	9,570	231,211
Concentrix Corp.(1)	17,941	2,884,913
Conduent, Inc.(1)	62,809	471,067
Corning, Inc.	15,069	616,322
Cree, Inc.(1)	3,444	337,271
CSG Systems International, Inc.	6,705	316,342
CTS Corp.	9,302	345,662
Daktronics, Inc.(1)	12,686	83,601
Datto Holding Corp.(1)	715	19,906
Digi International, Inc.(1)	12,566	252,702
DigitalOcean Holdings, Inc.(1)	297	16,510
Diodes, Inc.(1)	37,329	2,977,734
Dolby Laboratories, Inc.—Class A	1,922	188,913
DSP Group, Inc.(1)	7,951	117,675
Duck Creek Technologies, Inc.(1)	1,665	72,444
DXC Technology Co.(1)	122,221	4,759,286
Dynatrace, Inc.(1)	334	19,512
DZS, Inc.(1)	3,658	75,903
E2open Parent Holdings, Inc.(1)	15,666	178,906
Eastman Kodak Co.(1)	965	8,029
Ebix, Inc.	9,976	338,186

	Shares	Value
EchoStar Corp.—Class A(1)	15,490	376,252
eGain Corp.(1)	4,510	51,775
EMCORE Corp.(1)	11,431	105,394
Entegris, Inc.	63,255	7,778,467
Envestnet, Inc.(1)	1,309	99,301
ePlus, Inc.(1)	4,887	423,654
Euronet Worldwide, Inc.(1)	446	60,366
EVERTEC, Inc.	225,283	9,833,603
F5 Networks, Inc.(1)	17,874	3,336,361
Fabrinet(1)	1,946	186,563
FARO Technologies, Inc.(1)	3,386	263,329
Fastly, Inc.—Class A(1)	3,160	188,336
FireEye, Inc.(1)	4,893	98,936
First Solar, Inc.(1)	3,165	286,464
FleetCor Technologies, Inc.(1)	1,874	479,856
Flex Ltd.(1)	396,802	7,090,852
FormFactor, Inc.(1)	3,679	134,136
Genpact Ltd.	5,193	235,918
Global Payments, Inc.	46,155	8,655,909
GoDaddy, Inc.—Class A(1)	4,497	391,059
GTY Technology Holdings, Inc.(1)	12,398	88,150
Guidewire Software, Inc.(1)	2,512	283,153
Hackett Group, Inc.	1,362	24,543
Harmonic, Inc.(1)	27,723	236,200
Hewlett Packard Enterprise Co.	471,718	6,877,648
HP, Inc.	440,549	13,300,174
IBEX Holdings Ltd.(1)	2,934	57,272
Ichor Holdings Ltd.(1)	3,564	191,743
Ideanomics, Inc.(1)	152,729	433,750
Identiv, Inc.(1)	699	11,883
II-VI, Inc.(1)	10,222	742,015
Inseego Corp.(1)	24,571	247,921
Insight Enterprises, Inc.(1)	8,857	885,789
InterDigital, Inc.	7,045	514,496
IPG Photonics Corp.(1)	992	209,084
Itron, Inc.(1)	3,016	301,540
J2 Global, Inc.(1)	34,750	4,779,862
Jabil, Inc.	122,825	7,138,589
Jack Henry & Associates, Inc.	1,630	266,521
Jamf Holding Corp.(1)	265	8,896
Juniper Networks, Inc.	133,651	3,655,355
Keysight Technologies, Inc.(1)	83,911	12,956,698
Kimball Electronics, Inc.(1)	8,524	185,312
KLA Corp.	23,805	7,717,819
Knowles Corp.(1)	33,450	660,303
Kulicke & Soffa Industries, Inc.	4,375	267,750
KVH Industries, Inc.(1)	5,561	68,400
Limelight Networks, Inc.(1)	46,722	147,174
Littelfuse, Inc.	711	181,156

	Shares	Value
LiveRamp Holdings, Inc.(1)	24,409	1,143,562
Lumentum Holdings, Inc.(1)	2,263	185,634
Manhattan Associates, Inc.(1)	884	128,039
Marathon Digital Holdings, Inc.(1)	33,663	1,056,008
Marvell Technology, Inc.	24,129	1,407,445
Maxim Integrated Products, Inc.	441	46,464
MAXIMUS, Inc.	203,110	17,867,587
McAfee Corp.—Class A	250	7,005
Medallia, Inc.(1)	1,407	47,486
Methode Electronics, Inc.	583,010	28,689,922
Microchip Technology, Inc.	1,181	176,843
MKS Instruments, Inc.	260	46,267
Model N, Inc.(1)	1,044	35,778
MoneyGram International, Inc.(1)	29,199	294,326
Motorola Solutions, Inc.	170,602	36,995,044
National Instruments Corp.	4,009	169,501
NCR Corp.(1)	108,115	4,931,125
NeoPhotonics Corp.(1)	18,806	192,009
NetApp, Inc.	190,313	15,571,410
NETGEAR, Inc.(1)	11,298	432,939
NetScout Systems, Inc.(1)	26,489	755,996
nLight, Inc.(1)	100,004	3,628,145
NortonLifeLock, Inc.	293,470	7,988,253
Nuance Communications, Inc.(1)	5,287	287,824
NVE Corp.	123	9,108
NXP Semiconductors NV	124,473	25,606,586
ON Semiconductor Corp.(1)	5,818	222,713
ON24, Inc.(1)	1,245	44,173
Onto Innovation, Inc.(1)	12,584	919,135
OSI Systems, Inc.(1)	5,601	569,286
Paya Holdings, Inc.—Class A(1)	604,708	6,663,882
Paychex, Inc.	1,249	134,018
Paysafe Ltd.(1)	9,199	111,400
PC Connection, Inc.	4,184	193,594
PDF Solutions, Inc.(1)	10,827	196,835
Pegasystems, Inc.	74	10,300
Perficient, Inc.(1)	226,440	18,210,305
Photronics, Inc.(1)	23,014	304,015
Ping Identity Holding Corp.(1)	16,339	374,163
Plantronics, Inc.(1)	7,477	312,015
Plexus Corp.(1)	258,177	23,599,960
Pure Storage, Inc.—Class A(1)	554	10,820
QAD, Inc.—Class A	573	49,862
Qorvo, Inc.(1)	145,571	28,480,966
Quantum Corp.(1)	20,504	141,273
Rackspace Technology, Inc.(1)	5,598	109,777
Rambus, Inc.(1)	561,530	13,313,876
Repay Holdings Corp.—Class A(1)	16,081	386,587
Ribbon Communications, Inc.(1)	26,823	204,123
Rogers Corp.(1)	77,228	15,507,382

	Shares	Value
Sanmina Corp.(1)	79,286	3,088,983
ScanSource, Inc.(1)	9,407	264,619
Seagate Technology Holdings Plc	125,200	11,008,836
SecureWorks Corp.—Class A(1)	3,771	69,877
Semtech Corp.(1)	118,959	8,184,379
SkyWater Technology, Inc.(1)	414	11,861
Skyworks Solutions, Inc.	2,606	499,700
Smith Micro Software, Inc.(1)	16,157	84,340
Softchoice Corp.(1)	412,461	7,316,890
SolarWinds Corp.(1)	1,458,815	24,639,385
SS&C Technologies Holdings, Inc.	6,695	482,442
StarTek, Inc.(1)	5,692	40,584
StoneCo Ltd.—Class A(1)	458	30,713
SunPower Corp.—Class A(1)	6,153	179,791
Super Micro Computer, Inc.(1)	16,142	567,876
Sykes Enterprises, Inc.(1)	80,426	4,318,876
SYNNEX Corp.	115,314	14,040,633
Synopsys, Inc.(1)	1,698	468,291
TaskUS, Inc.—Class A(1)	2,416	82,724
TE Connectivity Ltd.	154,391	20,875,207
Teradata Corp.(1)	9,713	485,359
Trimble, Inc.(1)	7,576	619,944
TTM Technologies, Inc.(1)	215,919	3,087,642
Turtle Beach Corp.(1)	1,051	33,548
Tyler Technologies, Inc.(1)	162	73,284
Ubiquiti, Inc.	23	7,180
Unisys Corp.(1)	5,364	135,763
Veeco Instruments, Inc.(1)	18,689	449,284
Verint Systems, Inc.(1)	213,757	9,634,028
VeriSign, Inc.(1)	2,982	678,972
Viasat, Inc.(1)	1,794	89,413
Viavi Solutions, Inc.(1)	9,691	171,143
VirnetX Holding Corp.(1)	23,802	101,635
Vishay Intertechnology, Inc.	141,801	3,197,613
Vishay Precision Group, Inc.(1)	4,662	158,694
Vontier Corp.	2,334	76,042
Western Digital Corp.(1)	188,101	13,387,148
Western Union Co.	194,122	4,458,982
WEX, Inc.(1)	443	85,898
WNS Holdings Ltd.—ADR(1)	47,108	3,762,516
Xerox Holdings Corp.	336,070	7,894,284
Xperi Holding Corp.	39,437	877,079

Total Information Technology		681,393,909

Materials – 7.62%
AdvanSix, Inc.(1)	10,309	307,827
Albemarle Corp.	3,472	584,893
Alcoa Corp.(1)	5,567	205,088
Allegheny Technologies, Inc.(1)	18,822	392,439
Amcor Plc	46,022	527,412

	Shares	Value
American Vanguard Corp.	8,552	149,745
Amyris, Inc.(1)	55,608	910,303
AptarGroup, Inc.	1,980	278,863
Arconic Corp.(1)	310,742	11,068,630
Ardagh Group SA—Class A	456	11,181
Ashland Global Holdings, Inc.	140,040	12,253,500
Atotech Ltd.(1)	322,764	8,240,165
Avery Dennison Corp.	98,685	20,747,534
Avient Corp.	506,899	24,919,155
Axalta Coating Systems Ltd.(1)	720,032	21,953,776
Ball Corp.	6,739	545,994
Berry Global Group, Inc.(1)	316,100	20,616,042
Cabot Corp.	62,000	3,529,660
Carpenter Technology Corp.	18,033	725,287
Celanese Corp.—Class A	38,146	5,782,934
Century Aluminum Co.(1)	18,064	232,845
CF Industries Holdings, Inc.	6,384	328,457
Chase Corp.	2,052	210,556
Chemours Co.	122,613	4,266,932
Clearwater Paper Corp.(1)	6,284	182,047
Cleveland-Cliffs, Inc.(1)	13,599	293,194
Coeur Mining, Inc.(1)	29,108	258,479
Commercial Metals Co.	45,158	1,387,254
Compass Minerals International, Inc.	120,939	7,166,845
Constellium SE—Class A(1)	1,992,645	37,760,623
Corteva, Inc.	292,404	12,968,117
Crown Holdings, Inc.	357,991	36,590,260
Diversey Holdings Ltd.(1)	446,059	7,988,917
Domtar Corp.(1)	18,713	1,028,466
DuPont de Nemours, Inc.	159,118	12,317,324
Eagle Materials, Inc.	45,749	6,501,390
Eastman Chemical Co.	74,033	8,643,353
Element Solutions, Inc.	1,072,004	25,063,453
Ferro Corp.(1)	5,236	112,940
FMC Corp.	376,909	40,781,554
FutureFuel Corp.	9,553	91,709
Gatos Silver, Inc.(1)	2,169	37,936
GCP Applied Technologies, Inc.(1)	18,454	429,240
Glatfelter Corp.	16,687	233,117
Graphic Packaging Holding Co.	944,504	17,133,303
Greif, Inc.—Class A	111,821	6,770,762
Greif, Inc.—Class B	2,081	122,779
Hawkins, Inc.	2,557	83,742
Haynes International, Inc.	4,762	168,480
HB Fuller Co.	235,907	15,006,044
Hecla Mining Co.	140,565	1,045,804
Huntsman Corp.	143,081	3,794,508
Ingevity Corp.(1)	146,496	11,918,915
Innospec, Inc.	6,659	603,372
International Flavors & Fragrances, Inc.	7,482	1,117,811

	Shares	Value
International Paper Co.	91,263	5,595,335
Intrepid Potash, Inc.(1)	3,519	112,115
Kaiser Aluminum Corp.	134,501	16,609,528
Koppers Holdings, Inc.(1)	7,607	246,086
Kraton Corp.(1)	11,746	379,278
Kronos Worldwide, Inc.	7,463	106,870
Louisiana-Pacific Corp.	2,819	169,957
LyondellBasell Industries NV—Class A	84,579	8,700,642
Martin Marietta Materials, Inc.	1,862	655,070
Materion Corp.	4,725	356,029
Minerals Technologies, Inc.	15,649	1,231,107
Mosaic Co.	240,087	7,661,176
Myers Industries, Inc.	7,622	160,062
Neenah, Inc.	6,396	320,887
NewMarket Corp.	196	63,108
Nucor Corp.	8,934	857,039
O-I Glass, Inc.(1)	178,400	2,913,272
Olin Corp.	3,975	183,883
Olympic Steel, Inc.	3,568	104,863
Packaging Corp. of America	2,818	381,614
Pactiv Evergreen, Inc.	643,041	9,690,628
PolyMet Mining Corp.(1)	6,919	24,978
PPG Industries, Inc.	54,928	9,325,127
PQ Group Holdings, Inc.	19,082	293,100
Ranpak Holdings Corp.—Class A(1)	10,826	270,975
Rayonier Advanced Materials, Inc.(1)	22,568	150,980
Reliance Steel & Aluminum Co.	45,986	6,939,287
Royal Gold, Inc.	1,947	222,153
RPM International, Inc.	1,571	139,316
Ryerson Holding Corp.(1)	2,362	34,485
Schnitzer Steel Industries, Inc.—Class A	8,895	436,300
Schweitzer-Mauduit International, Inc.	60,994	2,462,938
Sealed Air Corp.	113,788	6,741,939
Sensient Technologies Corp.	7,788	674,129
Silgan Holdings, Inc.	306,084	12,702,486
Sonoco Products Co.	2,974	198,961
Steel Dynamics, Inc.	167,164	9,962,974
Stepan Co.	7,343	883,143
Summit Materials, Inc.—Class A(1)	43,997	1,533,295
SunCoke Energy, Inc.	30,583	218,363
TimkenSteel Corp.(1)	16,720	236,588
Tredegar Corp.	2,018	27,788
Trinseo SA	39,500	2,363,680
Tronox Holdings Plc—Class A	42,816	959,078
UFP Technologies, Inc.(1)	2,335	134,076
United States Lime & Minerals, Inc.	704	97,919
United States Steel Corp.	7,975	191,400
US Concrete, Inc.(1)	5,549	409,516
Valhi, Inc.	730	17,761

	Shares	Value
Valvoline, Inc.	251,210	8,154,277
Verso Corp.—Class A	11,439	202,470
Vulcan Materials Co.	3,967	690,536
Warrior Met Coal, Inc.	17,488	300,794
Westlake Chemical Corp.	799	71,982
Westrock Co.	77,322	4,115,077
Worthington Industries, Inc.	12,995	795,034
WR Grace & Co.	124,119	8,579,105
Zymergen, Inc.(1)	6,359	254,424

Total Materials		533,705,939

Real Estate – 5.82%
Acadia Realty Trust	31,332	688,051
Agree Realty Corp.	25,232	1,778,604
Alexander & Baldwin, Inc.	28,652	524,905
Alexandria Real Estate Equities, Inc.	4,362	793,622
American Assets Trust, Inc.	19,477	726,297
American Campus Communities, Inc.	4,090	191,085
American Finance Trust, Inc.	41,467	351,640
American Homes 4 Rent—Class A	250,701	9,739,734
American Realty Investors, Inc.(1)	104	968
Americold Realty Trust	7,528	284,935
Apartment Income REIT Corp.	4,643	220,217
Apartment Investment & Management Co.—Class A	55,882	374,968
Apple Hospitality REIT, Inc.	80,951	1,235,312
Armada Hoffler Properties, Inc.	22,402	297,723
Ashford Hospitality Trust, Inc.(1)	42,531	193,941
AvalonBay Communities, Inc.	4,165	869,194
Boston Properties, Inc.	4,661	534,104
Braemar Hotels & Resorts, Inc.(1)	17,297	107,414
Brandywine Realty Trust	388,519	5,326,595
Brixmor Property Group, Inc.	508,932	11,649,453
Broadstone Net Lease, Inc.—Class A	419,335	9,816,632
BRT Apartments Corp.	4,951	85,850
Camden Property Trust	2,891	383,549
CareTrust REIT, Inc.	34,334	797,579
CatchMark Timber Trust, Inc.—Class A	7,763	90,827
CBRE Group, Inc.—Class A(1)	9,442	809,463
Centerspace	5,320	419,748
Chatham Lodging Trust(1)	124,192	1,598,351
City Office REIT, Inc.	133,894	1,664,302
Clipper Realty, Inc.	1,244	9,143
Columbia Property Trust, Inc.	44,603	775,646
Community Healthcare Trust, Inc.	3,739	177,453
CorePoint Lodging, Inc.(1)	15,930	170,451
CoreSite Realty Corp.	278	37,419
Corporate Office Properties Trust	6,909	193,383
Cousins Properties, Inc.	251,268	9,241,637
CTO Realty Growth, Inc.	2,576	137,868
CubeSmart	450,034	20,845,575
CyrusOne, Inc.	104,838	7,498,014

	Shares	Value
DiamondRock Hospitality Co.(1)	227,120	2,203,064
DigitalBridge Group, Inc.(1)	183,569	1,450,195
Diversified Healthcare Trust	353,424	1,477,312
Douglas Emmett, Inc.	318,545	10,709,483
Duke Realty Corp.	306,371	14,506,667
Easterly Government Properties, Inc.	32,947	694,523
Empire State Realty Trust, Inc.—Class A	716,174	8,594,088
EPR Properties(1)	2,212	116,528
Equity Commonwealth	45,024	1,179,629
Equity LifeStyle Properties, Inc.	2,439	181,242
Equity Residential	192,602	14,830,354
Essential Properties Realty Trust, Inc.	44,615	1,206,390
Essex Property Trust, Inc.	36,742	11,022,967
Extra Space Storage, Inc.	3,561	583,363
Farmland Partners, Inc.	10,484	126,332
Federal Realty Investment Trust	2,320	271,834
First Industrial Realty Trust, Inc.	3,804	198,683
Forestar Group, Inc.(1)	5,020	104,968
Four Corners Property Trust, Inc.	12,831	354,264
Franklin Street Properties Corp.	250,696	1,318,661
FRP Holdings, Inc.(1)	2,692	149,891
Gaming & Leisure Properties, Inc.	96,756	4,482,705
Getty Realty Corp.	18,022	561,385
Gladstone Commercial Corp.	11,077	249,897
Gladstone Land Corp.	4,182	100,619
Global Medical REIT, Inc.	23,128	341,369
Global Net Lease, Inc.	191,347	3,539,919
Healthcare Realty Trust, Inc.	55,711	1,682,472
Healthcare Trust of America, Inc.—Class A	6,506	173,710
Healthpeak Properties, Inc.	264,711	8,812,229
Hersha Hospitality Trust—Class A(1)	12,427	133,715
Highwoods Properties, Inc.	5,299	239,356
Host Hotels & Resorts, Inc.(1)	20,902	357,215
Hudson Pacific Properties, Inc.	4,399	122,380
Independence Realty Trust, Inc.	39,851	726,484
Indus Realty Trust, Inc.	453	29,739
Industrial Logistics Properties Trust	557,656	14,577,128
Innovative Industrial Properties, Inc.—Class A	4,340	829,027
Invitation Homes, Inc.	16,988	633,483
Iron Mountain, Inc.	95,037	4,021,966
iStar, Inc.	26,842	556,435
JBG SMITH Properties	3,718	117,154
Jones Lang LaSalle, Inc.(1)	20,376	3,982,693
Kennedy-Wilson Holdings, Inc.	46,452	923,001
Kilroy Realty Corp.	123,083	8,571,500
Kimco Realty Corp.	12,491	260,437
Kite Realty Group Trust	37,950	835,279
Lamar Advertising Co.—Class A	68,300	7,131,886
Lexington Realty Trust	823,057	9,835,531

	Shares	Value
Life Storage, Inc.	86,039	9,236,287
LTC Properties, Inc.	15,329	588,480
Macerich Co.	74,478	1,359,223
Mack-Cali Realty Corp.	34,591	593,236
Marcus & Millichap, Inc.(1)	8,443	328,179
Medical Properties Trust, Inc.	256,796	5,161,600
Mid-America Apartment Communities, Inc.	22,260	3,749,029
Monmouth Real Estate Investment Corp.	32,142	601,698
National Health Investors, Inc.	18,454	1,237,341
National Retail Properties, Inc.	5,283	247,667
National Storage Affiliates Trust	118,760	6,004,506
NETSTREIT Corp.	17,483	403,158
New Senior Investment Group, Inc.	32,772	287,738
NexPoint Residential Trust, Inc.	7,162	393,767
Office Properties Income Trust	320,451	9,392,419
Omega Healthcare Investors, Inc.	195,533	7,095,893
One Liberty Properties, Inc.	6,952	197,367
Opendoor Technologies, Inc.(1)	8,268	146,592
Outfront Media, Inc.(1)	44,483	1,068,926
Paramount Group, Inc.	466,838	4,701,059
Park Hotels & Resorts, Inc.(1)	7,101	146,352
Pebblebrook Hotel Trust	466,867	10,994,718
Physicians Realty Trust	748,571	13,826,106
Piedmont Office Realty Trust, Inc.—Class A	241,484	4,460,209
Plymouth Industrial REIT, Inc.	11,667	233,573
Postal Realty Trust, Inc.—Class A	5,137	93,699
PotlatchDeltic Corp.	25,091	1,333,587
Preferred Apartment Communities, Inc.—Class A	19,902	194,044
PS Business Parks, Inc.	1,322	195,762
QTS Realty Trust, Inc.—Class A	15,188	1,174,032
Rayonier, Inc.	99,648	3,580,353
Re/Max Holdings, Inc.—Class A	6,944	231,444
Realogy Holdings Corp.(1)	42,594	776,063
Realty Income Corp.	11,185	746,487
Regency Centers Corp.	211,328	13,539,785
Retail Opportunity Investments Corp.	45,189	798,038
Retail Properties of America, Inc.—Class A	82,037	939,324
Retail Value, Inc.	21,193	460,948
Rexford Industrial Realty, Inc.	4,033	229,679
RLJ Lodging Trust	62,497	951,829
RMR Group, Inc.—Class A	5,790	223,726
RPT Realty	31,619	410,415
Ryman Hospitality Properties, Inc.(1)	1,777	140,312
Sabra Health Care REIT, Inc.	373,670	6,800,794
Safehold, Inc.	2,379	186,751
Saul Centers, Inc.	760	34,542
SBA Communications Corp.—Class A	2,688	856,666
Seritage Growth Properties(1)	13,982	257,269
Service Properties Trust	177,441	2,235,757
Simon Property Group, Inc.	1,279	166,884

	Shares	Value
SITE Centers Corp.	66,315	998,704
SL Green Realty Corp.	2,100	168,000
Spirit Realty Capital, Inc.	3,462	165,622
STAG Industrial, Inc.	228,319	8,545,980
STORE Capital Corp.	7,330	252,958
Summit Hotel Properties, Inc.(1)	52,383	488,733
Sun Communities, Inc.	3,290	563,906
Sunstone Hotel Investors, Inc.(1)	82,637	1,026,352
Tanger Factory Outlet Centers, Inc.	215,629	4,064,607
Tejon Ranch Co.(1)	9,118	138,685
Terreno Realty Corp.	26,146	1,686,940
The GEO Group, Inc.	42,769	304,515
The Howard Hughes Corp.(1)	1,237	120,558
UDR, Inc.	71,241	3,489,384
UMH Properties, Inc.	3,275	71,461
Uniti Group, Inc.	253,838	2,688,144
Universal Health Realty Income Trust	761	46,840
Urban Edge Properties	44,518	850,294
Urstadt Biddle Properties, Inc.—Class A	12,579	243,781
Ventas, Inc.	11,178	638,264
VEREIT, Inc.	6,837	314,023
VICI Properties, Inc.	16,035	497,406
Vornado Realty Trust	5,239	244,504
Washington Real Estate Investment Trust	33,002	759,046
Weingarten Realty Investors	4,539	145,566
Welltower, Inc.	199,562	16,583,602
Weyerhaeuser Co.	190,203	6,546,787
Whitestone REIT—Class B	17,559	144,862
WP Carey, Inc.	5,303	395,710
Xenia Hotels & Resorts, Inc.(1)	42,750	800,708

Total Real Estate		407,750,059

Utilities – 4.20%
AES Corp.	19,791	515,951
ALLETE, Inc.	19,916	1,393,722
Alliant Energy Corp.	114,069	6,360,487
Ameren Corp.	95,294	7,627,332
American Electric Power Co., Inc.	74,480	6,300,263
American States Water Co.	6,724	534,961
American Water Works Co., Inc.	5,428	836,618
Artesian Resources Corp.—Class A	3,086	113,472
Atmos Energy Corp.	3,860	370,985
Avangrid, Inc.	1,656	85,168
Avista Corp.	25,071	1,069,780
Black Hills Corp.	208,412	13,678,080
Brookfield Infrastructure Corp.—Class A	14,053	1,059,596
Brookfield Renewable Corp.—Class A	2,847	119,403
Cadiz, Inc.(1)	6,815	92,684
California Water Service Group	19,592	1,088,140
CenterPoint Energy, Inc.	811,080	19,887,682

	Shares	Value
Chesapeake Utilities Corp.	6,420	772,519
Clearway Energy, Inc.—Class A	10,658	268,795
Clearway Energy, Inc.—Class C	22,584	598,024
CMS Energy Corp.	80,554	4,759,130
Consolidated Edison, Inc.	10,294	738,286
DTE Energy Co.	84,712	10,978,675
Edison International	201,738	11,664,491
Entergy Corp.	106,672	10,635,198
Essential Utilities, Inc.	6,650	303,905
Evergy, Inc.	265,237	16,028,272
Eversource Energy	10,212	819,411
Exelon Corp.	83,600	3,704,316
FirstEnergy Corp.	152,791	5,685,353
Hawaiian Electric Industries, Inc.	3,198	135,211
IDACORP, Inc.	1,494	145,665
MDU Resources Group, Inc.	199,101	6,239,825
MGE Energy, Inc.	123,120	9,165,053
Middlesex Water Co.	4,054	331,333
National Fuel Gas Co.	95,326	4,980,783
New Jersey Resources Corp.	271,365	10,737,913
NiSource, Inc.	11,718	287,091
Northwest Natural Holding Co.	11,610	609,757
NorthWestern Corp.	19,407	1,168,690
NRG Energy, Inc.	179,782	7,245,215
OGE Energy Corp.	6,007	202,136
ONE Gas, Inc.	184,700	13,689,964
Ormat Technologies, Inc.	16,999	1,181,940
Otter Tail Corp.	16,083	785,011
PG&E Corp.(1)	700,680	7,125,916
Pinnacle West Capital Corp.	3,364	275,747
PNM Resources, Inc.	32,350	1,577,709
Portland General Electric Co.	277,032	12,765,635
PPL Corp.	265,757	7,433,223
Public Service Enterprise Group, Inc.	15,210	908,645
Pure Cycle Corp.(1)	816	11,277
SJW Group	10,422	659,713
South Jersey Industries, Inc.	817,708	21,203,168
Southwest Gas Holdings, Inc.	21,879	1,448,171
Spark Energy, Inc.—Class A	1,017	11,523
Spire, Inc.	19,122	1,381,947
Sunnova Energy International, Inc.(1)	27,501	1,035,688
UGI Corp.	435,491	20,167,588
Unitil Corp.	5,613	297,321
Vistra Corp.	1,671,710	31,010,221
WEC Energy Group, Inc.	9,492	844,313
Xcel Energy, Inc.	16,069	1,058,626
York Water Co.	1,807	81,857

Total Utilities		294,294,574

Total Common Stocks (Cost: $4,668,367,695)		6,881,142,977

	Shares		Value
WARRANTS – 0.00%(3)
Nabors Industries Ltd., expires 06/11/2026(1)		120	1,200

Total Warrants (Cost: $309)			1,200

SHORT-TERM INVESTMENTS – 1.61%
Money Market Funds – 0.86%
Goldman Sachs Financial Square Government Fund—Class I, 0.03%(4)		60,192,969	60,192,969

Total Money Market Funds (Cost: $60,192,969)			60,192,969

	Principal Amount		Value
Time Deposits – 0.75%
BBVA, Madrid, 0.01% due 07/01/2021		$9,982,075	9,982,075
China Construction Bank, New York, 0.01% due 07/01/2021		9,222,410	9,222,409
Citibank, New York, 0.01% due 07/01/2021		8,651,565	8,651,565
National Australia Bank, London, 0.01% due 07/01/2021		1,847,139	1,847,139
Royal Bank of Canada, Toronto, 0.01% due 07/01/2021		12,973,466	12,973,466
Royal Bank of Canada, Toronto, 0.01% due 07/02/2021	CAD	17	14
Skandinaviska Enskilda Banken, Stockholm, 0.01% due 07/01/2021		$2,197,994	2,197,994
Sumitomo, Tokyo, 0.01% due 07/01/2021		7,916,592	7,916,592

Total Time Deposits (Cost: $52,791,254)			52,791,254

Total Short-Term Investments (Cost: $112,984,223)			112,984,223

TOTAL INVESTMENTS IN SECURITIES – 99.80% (Cost: $4,781,352,227)			6,994,128,400

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.20%			14,159,583

TOTAL NET ASSETS – 100.00%			$7,008,287,983

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

CAD Canadian Dollar

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $11,871,139, which represents 0.17% of total net assets.

(3)	Amount calculated is less than 0.005%.
(4)	Represents annualized seven-day yield as of the close of the reporting period.
(5)	Amount calculated is less than $0.5.
(6)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $2,970, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
18	E-mini Russell 2000 Future	Morgan Stanley	Sep. 2021	$2,076,726	$2,077,020	$294
1	S&P 500 E-mini Future	Morgan Stanley	Sep. 2021	211,744	214,425	2,681
4	S&P MidCap 400 E-mini Future	Morgan Stanley	Sep. 2021	1,093,744	1,076,960	(16,784)

						$(13,809)

Bridge Builder International Equity Fund

Schedule of Investments

June 30, 2021

	Shares	Value
COMMON STOCKS – 97.32%
Argentina – 0.77%
MercadoLibre, Inc.(1)	75,048	116,909,024

Total Argentina		116,909,024

Australia – 2.26%
Afterpay Ltd.(1)	10,398	922,929
AGL Energy Ltd.	31,949	196,289
ALS Ltd.	707,977	6,918,588
AMP Ltd.	2,221,741	1,874,586
Ampol Ltd.	88,175	1,866,280
APA Group	58,897	392,998
Aristocrat Leisure Ltd.	74,313	2,399,012
Asaleo Care Ltd.	2,343	2,460
ASX Ltd.	9,989	582,316
Aurizon Holdings Ltd.	852,533	2,374,601
AusNet Services—Class Miscella	100,013	131,084
Australia & New Zealand Banking Group Ltd.	557,318	11,763,818
Beach Energy Ltd.	1,866,453	1,734,888
BHP Group Ltd.	440,290	16,017,885
BHP Group Plc	106,658	3,156,114
BlueScope Steel Ltd.	394,763	6,486,641
Brambles Ltd.	925,826	7,945,392
carsales.com Ltd.	410,254	6,075,472
Challenger Ltd.	284,659	1,153,308
Cleanaway Waste Management Ltd.	4,327,429	8,571,717
Cochlear Ltd.	270,007	50,941,436
Coles Group Ltd.	62,697	803,133
Commonwealth Bank of Australia	89,591	6,708,811
Computershare Ltd.	25,640	324,966
Crown Resorts Ltd.(1)	16,518	147,439
CSL Ltd.	384,524	82,237,579
Dexus	54,789	436,762
Domain Holdings Australia Ltd.(1)	429,240	1,663,644
Domino’s Pizza Enterprises Ltd.	2,863	258,896
Endeavour Group Ltd./Australia(1)	59,759	281,894
Evolution Mining Ltd.	799,341	2,700,755
Fortescue Metals Group Ltd.	86,014	1,502,572
Goodman Group	77,709	1,229,798
GPT Group	95,469	349,239
GUD Holdings Ltd.	212,962	1,913,856
GWA Group Ltd.	500,649	1,040,076
Insurance Australia Group Ltd.	1,593,769	6,162,241
IPH Ltd.	237,335	1,388,792
Lendlease Corp. Ltd.	34,632	297,584
Macquarie Group Ltd.	51,314	6,012,023
Magellan Financial Group Ltd.	7,249	292,770
Medibank Pvt Ltd.	130,771	310,035
Metcash Ltd.	548,598	1,645,113
Mirvac Group	201,266	438,831
National Australia Bank Ltd.	166,503	3,273,252

	Shares	Value
Newcrest Mining Ltd.	252,132	4,781,382
Nine Entertainment Co. Holdings Ltd.	359,107	784,382
Northern Star Resources Ltd.	51,063	375,013
Oil Search Ltd.	821,542	2,347,060
Orica Ltd.	642,105	6,385,930
Origin Energy Ltd.	89,277	301,508
Qantas Airways Ltd.(1)	612,787	2,139,232
QBE Insurance Group Ltd.	1,654,350	13,349,878
Ramsay Health Care Ltd.	8,681	409,576
REA Group Ltd.	2,592	328,431
Reece Ltd.	13,795	244,292
Rio Tinto Ltd.	18,824	1,784,620
Santos Ltd.	89,546	475,625
Scentre Group	265,555	543,411
Seek Ltd.	1,453,337	36,128,484
Sonic Healthcare Ltd.	21,256	612,501
South32 Ltd.	225,874	495,338
Stockland	120,149	418,389
Suncorp Group Ltd.	65,584	546,004
Sydney Airport(1)	62,876	272,820
Tabcorp Holdings Ltd.	112,882	437,976
Telstra Corp. Ltd.	1,184,332	3,340,275
Transurban Group	129,817	1,384,509
Treasury Wine Estates Ltd.	34,455	301,698
Vicinity Centres	190,731	219,905
Washington H Soul Pattinson & Co. Ltd.	118,866	3,005,965
Wesfarmers Ltd.	53,471	2,370,533
Westpac Banking Corp.	185,261	3,585,134
WiseTech Global Ltd.	6,677	159,558
Woodside Petroleum Ltd.	48,072	800,480
Woolworths Group Ltd.	59,759	1,710,089

Total Australia		342,967,873

Austria – 0.15%
Andritz AG	61,940	3,483,631
Erste Group Bank AG	14,303	525,798
Oesterreichische Post AG	101,913	5,425,265
OMV AG	7,562	431,545

	Shares	Value
Raiffeisen Bank International AG	6,906	156,756
Verbund AG	3,239	298,380
Voestalpine AG	5,527	225,442
Wienerberger AG	327,300	12,616,161

Total Austria		23,162,978

Belgium – 0.22%
Ageas SA	8,993	499,752
Anheuser-Busch InBev SA	188,376	13,579,802
Elia Group SA	1,433	151,263
Etablissements Franz Colruyt NV	2,642	147,817
Groupe Bruxelles Lambert SA	5,635	630,958
KBC Group NV	218,380	16,673,601
Proximus	7,431	143,634
Sofina SA	756	326,634
Solvay SA	3,681	468,530
UCB SA	6,357	665,779
Umicore SA	9,402	575,197

Total Belgium		33,862,967

Bermuda – 0.02%
Hiscox Ltd.(1)	304,730	3,509,957

Total Bermuda		3,509,957

Brazil – 0.74%
Ambev SA	12,514,804	42,950,602
Magazine Luiza SA	9,500,000	40,396,678
Raia Drogasil SA	5,967,910	29,648,771

Total Brazil		112,996,051

Canada – 2.15%
Canadian Pacific Railway Ltd.	1,170,000	89,984,700
Fairfax Financial Holdings Ltd.	37,128	16,281,688
Lululemon Athletica, Inc.(1)	175,000	63,869,750
Shopify, Inc.—Class A(1)	107,194	156,608,290

Total Canada		326,744,428

Chile – 0.00%(2)
Antofagasta Plc	19,122	380,257

Total Chile		380,257

China – 3.95%
Alibaba Group Holding Ltd.—ADR(1)	287,658	65,235,081
Baidu, Inc.—ADR(1)	167,479	34,148,968
BeiGene Ltd.—ADR(1)	72,506	24,883,334

	Shares	Value
Burning Rock Biotech Ltd.—ADR(1)	572,212	16,857,366
Contemporary Amperex Technology Co. Ltd.—Class A(1)	368,200	30,344,708
Li Ning Co. Ltd.	5,440,667	66,366,953
Meituan—Class B(1)(3)	1,392,936	57,460,232
Ping An Insurance Group Co. of China Ltd.—Class H	2,481,194	24,254,659
Shenzhou International Group Holdings Ltd.	2,248,500	56,780,908
Tencent Holdings Ltd.	762,956	57,444,872
Tingyi Cayman Islands Holding Corp.	2,382,000	4,755,493
Trip.com Group Ltd.—ADR(1)	494,261	17,526,495
Tsingtao Brewery Co. Ltd.—Class H(1)	4,620,581	49,690,533
Uni-President China Holdings Ltd.	433,000	477,747
Want Want China Holdings Ltd.	4,055,000	2,871,193
Wuxi Biologics Cayman, Inc.(1)(3)	3,799,961	69,578,399
Yatsen Holding Ltd.—ADR(1)	1,500,107	14,056,003
Yum China Holdings, Inc.	131,790	8,731,088

Total China		601,464,032

Denmark – 2.42%
Ambu—Class B	7,840	301,667
AP Moller—Maersk—Class A	154	428,367
AP Moller—Maersk—Class B	20,241	58,272,012
Carlsberg AS—Class B	72,509	13,531,345
Chr Hansen Holding	5,040	454,780
Coloplast—Class B	182,781	30,009,569
Danske Bank	1,337,780	23,559,535
Demant(1)	347,443	19,579,957
DSV Panalpina	389,763	90,985,484
Genmab(1)	3,111	1,274,710
GN Store Nord AS	254,925	22,293,180
Novo Nordisk—Class B	547,054	45,793,152
Novozymes—Class B	9,885	745,820
Orsted AS(3)	115,352	16,190,962
Pandora	4,674	630,588
ROCKWOOL International—Class B	395	192,374
Tryg	18,379	451,439
Vestas Wind Systems	1,112,196	43,455,736

Total Denmark		368,150,677

Finland – 0.85%
Elisa OYJ	7,083	422,682

	Shares	Value
Fortum OYJ	22,366	616,999
Kesko OYJ—Class B	12,661	467,525
Kone OYJ—Class B	449,331	36,671,800
Neste OYJ	20,975	1,286,649
Nokia OYJ(1)	10,752,531	57,609,445
Nordea Bank Abp	164,086	1,827,248
Orion OYJ—Class B	5,183	222,840
Sampo OYJ—Class A	465,003	21,382,955
Stora Enso OYJ—Class R	28,955	528,745
UPM-Kymmene OYJ	27,096	1,025,798
Wartsila OYJ Abp	431,234	6,406,913

Total Finland		128,469,599

France – 7.86%
Accor SA(1)	8,560	320,175
Aeroports de Paris(1)	1,331	173,738
Air Liquide SA	23,205	4,068,998
Airbus SE(1)	108,047	13,922,163
Alstom SA(1)	13,166	665,222
Alten SA	62,260	8,263,739
Amundi SA(3)	511,633	45,125,466
Arkema SA	3,122	392,386
Atos SE	5,093	310,125
AXA SA	811,659	20,609,923
BioMerieux	2,029	235,751
BNP Paribas SA	529,845	33,252,883
Bollore SA	43,145	231,445
Bouygues SA	566,251	20,973,871
Bureau Veritas SA(1)	14,074	445,632
Capgemini SE	7,602	1,461,968
Carrefour SA	30,708	604,316
Cie de Saint-Gobain	1,864,820	123,070,363
Cie Generale des Etablissements Michelin SCA	372,082	59,382,561
CNP Assurances	8,661	147,613
Covivio	2,612	223,606
Credit Agricole SA	59,286	831,165
Danone SA	32,952	2,318,336
Dassault Aviation SA	115	135,468
Dassault Systemes	6,263	1,520,006

	Shares	Value
Edenred	296,075	16,881,235
Eiffage SA	4,149	422,603
Electricite de France SA	24,406	333,535
Elis SA(1)	103,545	1,953,830
Engie SA	91,421	1,253,618
EssilorLuxottica SA	141,807	26,196,461
Eurazeo SE	1,974	172,108
Faurecia SE	5,463	268,563
Gecina SA	2,261	346,412
Getlink SE	422,057	6,591,330
Hermes International	1,495	2,181,671
Iliad SA	711	104,175
Imerys SA	23,451	1,097,674
Ipsen SA	1,731	180,123
JCDecaux SA(1)	351,185	9,736,543
Kering SA	44,106	38,646,461
Klepierre SA	10,078	259,647
La Francaise des Jeux SAEM(3)	4,614	271,384
Legrand SA	244,962	25,961,888
L’Oreal SA	11,918	5,322,506
LVMH Moet Hennessy Louis Vuitton SE	193,714	152,386,472
Natixis SA	45,309	215,254
Orange SA	99,992	1,141,187
Orpea SA(1)	2,464	313,700
Pernod Ricard SA	237,024	52,681,503
Publicis Groupe SA	502,428	32,152,889
Quadient SA	82,289	2,474,601
Remy Cointreau SA	221,112	45,664,611
Renault SA(1)	9,462	383,566
Rexel SA	3,120,922	65,346,355
Safran SA	16,113	2,236,209
Sanofi SA	1,654,271	173,802,007
Sartorius Stedim Biotech	138,309	65,460,327
Schneider Electric SE	280,423	44,207,149
SCOR SE(1)	530,259	16,880,873
SEB SA	1,314	237,707
Societe Generale SA	40,615	1,201,449
Sodexo SA(1)	4,267	398,792

	Shares	Value
Suez SA	17,518	416,778
Technip Energies NV(1)	23,968	328,536
Technip Energies NV—ADR(1)	710,718	9,694,194
Teleperformance	24,037	9,761,178
Thales SA	56,267	5,749,189
TotalEnergies SE	126,165	5,715,501
Ubisoft Entertainment SA(1)	308,071	21,524,215
Unibail-Rodamco-Westfield(1)	6,297	545,925
Valeo SA	11,592	349,655
Veolia Environnement SA	27,470	830,442
Vicat SA	36,625	1,771,360
Vinci SA	26,431	2,825,418
Vivendi SE	36,232	1,217,364
Wendel SE	1,313	176,691
Worldline SA(1)(3)	11,210	1,050,428

Total France		1,196,010,211

Germany – 6.49%
Adidas AG	176,474	65,852,662
Allianz SE	427,073	106,579,036
Auto1 Group SE(1)(3)	362,872	15,941,706
BASF SE	1,069,768	84,447,238
Bayer AG	49,612	3,016,173
Bayerische Motoren Werke AG	136,584	14,480,026
Bechtle AG	276,648	51,417,833
Beiersdorf AG	4,799	579,268
Brenntag SE	214,454	19,959,753
Carl Zeiss Meditec AG	1,962	379,265
Commerzbank AG(1)	50,668	359,828
Continental AG	848,405	124,818,325
Covestro AG(3)	946,099	61,173,346
CTS Eventim AG & Co. KGaA(1)	105,828	6,610,711
Daimler AG—Class REGISTERED	41,865	3,740,999
Delivery Hero SE(1)(3)	7,443	983,415
Deutsche Bank AG(1)	105,067	1,369,831
Deutsche Boerse AG	9,075	1,584,007
Deutsche Lufthansa AG(1)	13,927	156,618
Deutsche Post AG	50,057	3,409,118
Deutsche Telekom AG	507,998	10,744,160

	Shares	Value
Deutsche Wohnen SE	16,180	990,023
E.ON SE	110,900	1,283,077
Evonik Industries AG	2,817,584	94,595,894
Fresenius Medical Care AG & Co. KGaA	651,371	54,126,490
Fresenius SE & Co. KGaA	21,162	1,104,443
GEA Group AG	67,469	2,733,854
Gerresheimer AG	30,040	3,322,647
Hannover Rueck SE	26,389	4,417,730
HeidelbergCement AG	7,196	617,824
HelloFresh SE(1)	381,777	37,112,212
Henkel AG & Co. KGaA	5,359	493,506
Infineon Technologies AG	61,538	2,475,259
KION Group AG	3,371	359,890
Knorr-Bremse AG	3,457	397,751
LANXESS AG	4,271	293,115
LEG Immobilien SE	3,418	492,044
Merck KGaA	6,070	1,164,689
MTU Aero Engines AG	2,561	634,985
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,955	1,906,093
Nemetschek SE	257,561	19,715,400
Puma SE	4,956	591,503
Rational AG	31,335	28,388,787
RWE AG	32,309	1,171,434
SAP SE	50,575	7,103,752
Scout24 AG(1)(3)	4,292	362,132
Siemens AG	211,416	33,568,375
Siemens Energy AG(1)	19,651	591,948
Siemens Healthineers AG(3)	12,727	780,334
Symrise AG—Class A	6,051	843,248
TeamViewer AG(1)(3)	7,652	287,386
Telefonica Deutschland Holding AG	49,213	129,909
TUI AG(1)	2,109,338	10,785,148
Uniper SE	4,899	180,495
United Internet AG—Class REG	5,184	212,010
Volkswagen AG	1,653	543,284
Vonovia SE	27,239	1,760,335
Zalando SE(1)(3)	2,165	261,721
Zalando SE(1)(3)	744,080	89,988,974

	Shares	Value
zooplus AG(1)	11,415	3,697,854

Total Germany		987,088,873

Hong Kong – 3.32%
AIA Group Ltd.	11,335,127	140,618,810
Ajisen China Holdings Ltd.	1,345,000	307,772
ASM Pacific Technology Ltd.	116,000	1,571,362
Bank of East Asia Ltd.	62,000	115,137
BOC Hong Kong Holdings Ltd.	186,500	632,107
Budweiser Brewing Co. APAC Ltd.(3)	82,200	258,827
China Mengniu Dairy Co. Ltd.(1)	531,000	3,207,906
Chow Tai Fook Jewellery Group Ltd.	104,800	239,449
CK Asset Holdings Ltd.	101,000	695,184
CK Hutchison Holdings Ltd.	17,359,500	135,140,400
CK Infrastructure Holdings Ltd.	32,500	193,600
CLP Holdings Ltd.	84,500	835,101
Esprit Holdings Ltd.(1)	5,822,500	569,889
ESR Cayman Ltd.(1)(3)	99,400	335,151
First Pacific Co. Ltd.	2,764,000	943,689
Futu Holdings Ltd.—ADR(1)	2,576	461,336
Galaxy Entertainment Group Ltd.(1)	3,254,000	26,019,282
Hang Lung Properties Ltd.	102,000	247,379
Hang Seng Bank Ltd.	38,400	765,993
Henderson Land Development Co. Ltd.	70,758	334,844
HK Electric Investments & HK Electric Investments Ltd.	141,500	143,386
HKT Trust & HKT Ltd.—Class Miscella	196,000	266,967
Hong Kong & China Gas Co. Ltd.	569,800	884,742
Hong Kong Exchanges & Clearing Ltd.	52,499	3,125,254
Hongkong Land Holdings Ltd.	59,000	280,984
Jardine Matheson Holdings Ltd.	183,100	11,703,661
Johnson Electric Holdings Ltd.	330,000	850,312
Link Real Estate Investment Trust	105,400	1,019,781
Melco Resorts & Entertainment Ltd.—ADR(1)	10,262	170,041
MTR Corp. Ltd.	78,000	434,304
New World Development Co. Ltd.	74,853	388,184
Power Assets Holdings Ltd.	71,500	438,728
Sino Land Co. Ltd.	170,490	268,766
SJM Holdings Ltd.(1)	116,000	126,622
Stella International Holdings Ltd.(1)	1,166,500	1,803,655

	Shares	Value
Sun Hung Kai Properties Ltd.	66,000	980,889
Swire Pacific Ltd.—Class A	320,500	2,171,580
Swire Properties Ltd.	59,600	177,529
Techtronic Industries Co. Ltd.	3,017,849	52,591,972
WH Group Ltd.(3)	125,932,000	113,036,893
Wharf Real Estate Investment Co. Ltd.	84,000	488,296
Xinyi Glass Holdings Ltd.	94,000	382,998

Total Hong Kong		505,228,762

India – 1.49%
Asian Paints Ltd.	1,478,696	59,613,639
Axis Bank Ltd.(1)	579,675	5,850,762
Bharti Airtel Ltd.	1,064,784	7,540,525
HDFC Bank Ltd.—ADR(1)	845,690	61,836,853
Housing Development Finance Corp. Ltd.	1,386,380	46,313,664
ICICI Lombard General Insurance Co. Ltd.(3)	716,191	15,112,243
Mahindra & Mahindra Ltd.	302,139	3,167,739
MakeMyTrip Ltd.(1)	335,018	10,067,291
Shriram Transport Finance Co. Ltd.	173,231	3,137,902
United Spirits Ltd.(1)	1,532,660	13,670,074

Total India		226,310,692

Ireland – 1.64%
Accenture Plc—Class A	223,000	65,738,170
Bank of Ireland Group Plc(1)	2,624,728	14,084,652
CRH Plc	105,535	5,337,044
DCC Plc	137,478	11,261,469
Experian Plc	2,111,814	81,535,387
Flutter Entertainment Plc(1)	176,775	32,053,946
ICON Plc(1)	146,000	30,179,660
Irish Continental Group Plc(1)	830,311	4,253,218
James Hardie Industries Plc	94,071	3,192,026
Kerry Group Plc—Class A	7,496	1,048,020
Kingspan Group Plc	7,352	694,862
Smurfit Kappa Group Plc	12,450	677,072

Total Ireland		250,055,526

Isle of Man – 0.18%
Entain Plc(1)	1,073,808	25,947,101
Playtech Plc(1)	203,535	1,197,151

Total Isle of Man		27,144,252

Israel – 0.03%

	Shares	Value
Azrieli Group Ltd.	2,187	154,099
Bank Hapoalim BM(1)	56,401	452,822
Bank Leumi Le-Israel BM(1)	69,280	526,440
Check Point Software Technologies Ltd.(1)	5,219	606,082
CyberArk Software Ltd.(1)	2,092	272,525
Elbit Systems Ltd.	1,349	174,759
ICL Group Ltd.	34,178	231,914
Israel Discount Bank Ltd.—Class A(1)	53,676	255,703
Mizrahi Tefahot Bank Ltd.(1)	7,266	223,826
Nice Ltd.(1)	2,965	731,861
Teva Pharmaceutical Industries Ltd.—ADR(1)	55,734	551,767
Wix.com Ltd.(1)	2,699	783,466

Total Israel		4,965,264

Italy – 2.80%
Amplifon SpA	112,609	5,567,811
Assicurazioni Generali SpA	55,823	1,120,742
Atlantia SpA(1)	22,991	417,471
Davide Campari-Milano NV	554,691	7,435,183
DiaSorin SpA	1,229	232,546
Enel SpA	16,250,744	151,016,142
ENI SpA	6,857,306	83,601,135
Ferrari NV	296,993	61,313,116
FinecoBank Banca Fineco SpA(1)	27,532	480,470
Infrastrutture Wireless Italiane SpA(3)	15,063	170,098
Intesa Sanpaolo SpA	1,920,648	5,313,164
Mediobanca Banca di Credito Finanziario SpA(1)	31,895	373,176
Moncler SpA	9,299	630,360
Nexi SpA(1)(3)	21,062	462,843
Poste Italiane SpA(3)	26,962	356,857
Prysmian SpA	11,865	425,788
Recordati Industria Chimica e Farmaceutica SpA	5,168	295,621
Reply SpA	25,515	4,190,618
Saipem SpA(1)	4,259,848	10,335,556
Snam SpA	12,679,873	73,349,971
Telecom Italia SpA	308,299	163,536
Telecom Italia SpA	504,963	251,253
Terna Rete Elettrica Nazionale SpA	72,007	537,006

	Shares	Value
UniCredit SpA	1,528,660	18,072,886

Total Italy		426,113,349

Japan – 18.66%
ABC-Mart, Inc.	56,200	3,232,371
Acom Co. Ltd.	18,100	78,977
Advantest Corp.	9,500	852,975
Aeon Co. Ltd.	30,800	826,818
Aeon Delight Co. Ltd.	41,100	1,288,068
AGC, Inc.	9,500	397,959
Air Water, Inc.	367,700	5,664,101
Aisin Seiki Co. Ltd.	7,000	300,142
Ajinomoto Co., Inc.	23,165	601,818
Alfresa Holdings Corp.	250,500	3,741,436
ANA Holdings, Inc.(1)	7,800	183,316
Asahi Group Holdings Ltd.	75,400	3,524,100
Asahi Intecc Co. Ltd.	9,500	227,131
Asahi Kasei Corp.	62,500	686,949
Asics Corp.	230,700	5,849,545
Astellas Pharma, Inc.	312,200	5,440,604
Azbil Corp.	6,100	252,764
Bandai Namco Holdings, Inc.	113,900	7,882,954
Bridgestone Corp.	760,900	34,584,715
Brother Industries Ltd.	11,600	231,692
Calbee, Inc.	52,100	1,202,436
Canon, Inc.	50,400	1,139,140
Capcom Co. Ltd.	8,500	248,443
Casio Computer Co. Ltd.	226,300	3,797,231
Central Japan Railway Co.	7,400	1,124,434
Chiba Bank Ltd.	27,900	168,628
Chubu Electric Power Co., Inc.	33,200	406,190
Chugai Pharmaceutical Co. Ltd.	31,700	1,256,480
Concordia Financial Group Ltd.	57,300	210,565
Cosmos Pharmaceutical Corp.	900	132,237
CyberAgent, Inc.	19,400	415,491
Dai Nippon Printing Co. Ltd.	11,800	249,705
Daifuku Co. Ltd.	42,900	3,892,238
Dai-ichi Life Holdings, Inc.	1,018,100	18,732,239
Daiichi Sankyo Co. Ltd.	81,800	1,764,679
Daikin Industries Ltd.	11,900	2,217,563

	Shares	Value
Daito Trust Construction Co. Ltd.	20,800	2,269,333
Daiwa House Industry Co. Ltd.	229,100	6,888,693
Daiwa House REIT Investment Corp.	99	291,324
Daiwa Securities Group, Inc.	420,000	2,307,309
Denso Corp.	1,303,220	88,868,539
Dentsu Group, Inc.	10,600	380,305
Disco Corp.	1,400	425,669
East Japan Railway Co.	130,100	9,277,956
Eisai Co. Ltd.	11,200	1,100,705
ENEOS Holdings, Inc.	154,950	649,365
FANUC Corp.	9,100	2,182,160
Fast Retailing Co. Ltd.	2,800	2,104,727
Fuji Electric Co. Ltd.	6,600	308,069
Fuji Media Holdings, Inc.	615,700	6,874,155
Fuji Oil Holdings, Inc.	107,400	2,555,164
FUJIFILM Holdings Corp.	2,039,000	150,821,807
Fujitsu Ltd.	9,900	1,852,280
Fukuoka Financial Group, Inc.	1,068,500	18,713,849
GLP J-REIT	204	351,829
GMO Payment Gateway, Inc.	1,900	246,760
Hakuhodo DY Holdings, Inc.	183,000	2,850,151
Hamamatsu Photonics KK	6,600	397,579
Hankyu Hanshin Holdings, Inc.	11,310	349,115
Harmonic Drive Systems, Inc.	2,000	109,917
Hikari Tsushin, Inc.	1,100	193,321
Hino Motors Ltd.	15,300	135,330
Hirose Electric Co. Ltd.	1,515	221,636
Hisamitsu Pharmaceutical Co., Inc.	2,300	113,561
Hitachi Construction Machinery Co. Ltd.	5,400	165,380
Hitachi Ltd.	893,700	51,215,426
Hitachi Metals Ltd.	1,518,600	29,020,360
Honda Motor Co. Ltd.	6,074,399	195,372,370
Hoshizaki Corp.	23,400	1,987,894
Hoya Corp.	42,700	5,647,944
Hulic Co. Ltd.	12,100	135,929
Ibiden Co. Ltd.	5,200	279,882
Idemitsu Kosan Co. Ltd.	10,165	245,594
Iida Group Holdings Co. Ltd.	847,700	21,804,555

	Shares	Value
Inpex Corp.	52,500	392,931
Isuzu Motors Ltd.	2,570,100	34,104,349
Ito En Ltd.	2,500	148,375
ITOCHU Corp.	218,400	6,301,868
Itochu Techno-Solutions Corp.	4,700	145,398
JAFCO Group Co. ltd	69,800	4,352,203
Japan Airlines Co. Ltd.(1)	6,800	147,242
Japan Exchange Group, Inc.	88,800	1,978,106
Japan Lifeline Co. Ltd.	159,700	1,942,015
Japan Metropolitan Fund Invest	344	372,886
Japan Post Bank Co. Ltd.	21,700	182,505
Japan Post Holdings Co. Ltd.(1)	1,047,600	8,604,706
Japan Post Insurance Co. Ltd.	11,900	220,187
Japan Real Estate Investment Corp.	64	393,055
Japan Tobacco, Inc.	175,400	3,314,765
JFE Holdings, Inc.	24,200	283,912
JSR Corp.	9,600	291,621
Kajima Corp.	22,400	284,252
Kakaku.com, Inc.	834,356	25,100,861
Kansai Electric Power Co., Inc.	35,100	334,918
Kansai Paint Co. Ltd.	8,200	209,313
Kao Corp.	377,640	23,285,312
KDDI Corp.	438,000	13,646,191
Keio Corp.	4,900	288,441
Keisei Electric Railway Co. Ltd.	6,000	191,811
Keyence Corp.	196,662	99,043,589
Kikkoman Corp.	6,900	455,043
Kintetsu Group Holdings Co. Ltd.	8,600	302,283
Kirin Holdings Co. Ltd.	1,087,100	21,215,664
Kobayashi Pharmaceutical Co. Ltd.	2,500	213,762
Kobe Bussan Co. Ltd.	6,400	201,641
Koei Tecmo Holdings Co. Ltd.	2,600	126,405
Koito Manufacturing Co. Ltd.	68,800	4,280,925
Komatsu Ltd.	2,159,500	53,498,505
Konami Holdings Corp.	41,900	2,509,387
Kose Corp.	12,200	1,916,585
Kubota Corp.	50,600	1,023,623
Kurita Water Industries Ltd.	4,800	230,729

	Shares	Value
Kyocera Corp.	1,886,100	116,523,995
Kyowa Kirin Co. Ltd.	13,100	465,908
Lasertec Corp.	304,800	58,955,965
Lawson, Inc.	2,400	111,160
Lion Corp.	94,400	1,600,141
Lixil Corp.	377,000	9,755,771
M3, Inc.	21,000	1,530,025
Mabuchi Motor Co. Ltd.	33,000	1,247,532
Maeda Corp.	491,600	4,264,609
Makita Corp.	49,900	2,349,646
Mandom Corp.	60,500	1,127,319
Marubeni Corp.	79,900	695,805
Marui Group Co. Ltd.	183,900	3,469,730
Matsumotokiyoshi Holdings Co. Ltd.	63,700	2,819,954
Mazda Motor Corp.	27,600	260,392
McDonald’s Holdings Co. Japan Ltd.	3,550	156,437
Medipal Holdings Corp.	299,640	5,728,682
Megmilk Snow Brand Co. Ltd.	189,500	3,606,947
MEIJI Holdings Co. Ltd.	46,900	2,810,480
Mercari, Inc.(1)	5,000	264,317
Minebea Mitsumi, Inc.	16,900	446,521
MISUMI Group, Inc.	13,400	453,480
Mitsubishi Chemical Holdings Corp.	62,450	525,454
Mitsubishi Corp.	61,900	1,690,876
Mitsubishi Electric Corp.	7,548,300	109,580,475
Mitsubishi Estate Co. Ltd.	188,800	3,051,683
Mitsubishi Gas Chemical Co., Inc.	8,100	171,638
Mitsubishi Heavy Industries Ltd.	16,240	479,441
Mitsubishi Logistics Corp.	136,000	4,028,330
Mitsubishi UFJ Financial Group, Inc.	617,300	3,324,937
Mitsubishi UFJ Lease & Finance Co. Ltd.	34,500	185,006
Mitsui & Co. Ltd.	1,100,400	24,787,285
Mitsui Chemicals, Inc.	9,100	314,567
Mitsui Fudosan Co. Ltd.	46,200	1,068,314
Miura Co. Ltd.	4,000	173,692
Mizuho Financial Group, Inc.	121,790	1,745,556
Monotaro Co. Ltd.	12,100	285,132
MS&AD Insurance Group Holdings, Inc.	508,040	14,688,559

	Shares	Value
Murata Manufacturing Co. Ltd.	598,407	45,583,582
Nabtesco Corp.	5,200	196,181
NEC Corp.	190,500	9,802,059
NET One Systems Co. Ltd.	154,900	5,106,369
Nexon Co. Ltd.	86,700	1,929,467
NGK Insulators Ltd.	13,400	225,519
NH Foods Ltd.	83,700	3,253,616
Nidec Corp.	452,639	52,049,065
Nihon M&A Center, Inc.	14,300	370,376
Nintendo Co. Ltd.	10,800	6,249,669
Nippon Building Fund, Inc.	76	473,522
Nippon Express Co. Ltd.	4,000	305,019
Nippon Paint Holdings Co. Ltd.	33,800	457,250
Nippon Prologis Real Estate Investment Trust, Inc.	105	333,912
Nippon Sanso Holdings Corp.	7,200	147,802
Nippon Shinyaku Co. Ltd.	2,500	198,894
Nippon Shokubai Co. Ltd.	13,900	669,881
Nippon Steel Corp.	425,500	7,194,435
Nippon Suisan Kaisha Ltd.	380,800	1,815,943
Nippon Telegraph & Telephone Corp.	5,308,000	138,778,664
Nippon Television Holdings, Inc.	578,700	6,750,226
Nippon Yusen KK	8,000	405,985
Nissan Chemical Corp.	125,000	6,110,005
Nissan Motor Co. Ltd.(1)	117,700	586,345
Nisshin Seifun Group, Inc.	10,600	155,402
Nissin Foods Holdings Co. Ltd.	2,900	208,820
Nitori Holdings Co. Ltd.	3,800	671,069
Nitto Denko Corp.	33,100	2,464,972
Nomura Co. Ltd.	215,800	1,855,284
Nomura Holdings, Inc.	1,858,900	9,460,845
Nomura Real Estate Holdings, Inc.	5,900	149,440
Nomura Real Estate Master Fund, Inc.	215	344,094
Nomura Research Institute Ltd.	60,514	1,998,574
NS Solutions Corp.	113,900	3,665,461
NSK Ltd.	216,000	1,827,022
NTT Data Corp.	882,500	13,776,540
Obayashi Corp.	1,351,600	10,775,983
Obic Co. Ltd.	3,300	613,731

	Shares	Value
Odakyu Electric Railway Co. Ltd.	14,400	364,230
Oji Holdings Corp.	1,312,700	7,543,733
Olympus Corp.	2,474,370	49,217,532
Omron Corp.	42,900	3,396,688
Ono Pharmaceutical Co. Ltd.	17,300	385,793
Onward Holdings Co. Ltd.	361,700	1,092,867
Oracle Corp.	8,500	649,474
Oriental Land Co. Ltd.	9,500	1,353,423
ORIX Corp.	62,200	1,051,280
Orix JREIT, Inc.	130	249,563
Osaka Gas Co. Ltd.	19,900	371,312
Otsuka Corp.	44,300	2,322,219
Otsuka Holdings Co. Ltd.	100,000	4,152,201
Pan Pacific International Holdings Corp.	19,300	401,343
Panasonic Corp.	4,076,600	46,940,105
Penta-Ocean Construction Co. Ltd.	791,600	5,516,036
PeptiDream, Inc.(1)	4,700	229,693
Persol Holdings Co. Ltd.	126,100	2,490,034
Pigeon Corp.	452,551	12,763,735
Pola Orbis Holdings, Inc.	4,400	116,019
Rakuten, Inc.	40,700	459,550
Recruit Holdings Co. Ltd.	673,974	33,050,874
Renesas Electronics Corp.(1)	532,100	5,742,616
Resona Holdings, Inc.	7,941,300	30,618,892
Ricoh Co. Ltd.	30,800	346,686
Rinnai Corp.	29,100	2,769,799
Rohm Co. Ltd.	101,500	9,340,818
Rohto Pharmaceutical Co. Ltd.	43,700	1,174,593
Ryohin Keikaku Co. Ltd.	11,500	241,248
Santen Pharmaceutical Co. Ltd.	18,600	256,710
Sawai Group Holdings Co. Ltd.	26,800	1,195,713
SBI Holdings, Inc.	12,225	288,763
SCSK Corp.	134,400	8,008,053
Secom Co. Ltd.	70,700	5,388,795
Sega Sammy Holdings, Inc.	449,400	5,902,182
Seiko Epson Corp.	13,900	244,334
Sekisui Chemical Co. Ltd.	185,900	3,182,981
Sekisui House Ltd.	31,100	638,632

	Shares	Value
Senko Group Holdings Co. Ltd.	207,400	2,026,630
Seven & i Holdings Co. Ltd.	279,300	13,378,704
SG Holdings Co. Ltd.	15,500	407,018
Sharp Corp.	9,705	160,111
Shimadzu Corp.	47,000	1,816,116
Shimano, Inc.	161,298	38,376,655
Shimizu Corp.	26,500	203,652
Shin-Etsu Chemical Co. Ltd.	45,495	7,609,525
Shionogi & Co. Ltd.	13,400	698,355
Ship Healthcare Holdings, Inc.	93,500	2,184,672
Shiseido Co. Ltd.	610,373	45,020,360
Shizuoka Bank Ltd.	21,800	169,172
SMC Corp.	83,473	49,382,189
SoftBank Corp.	145,400	1,901,104
SoftBank Group Corp.	471,755	32,901,054
Sohgo Security Services Co. Ltd.	77,700	3,540,070
Sompo Holdings, Inc.	254,700	9,433,640
Sony Corp.	1,035,300	100,390,208
Square Enix Holdings Co. Ltd.	4,100	202,478
Stanley Electric Co. Ltd.	6,500	187,793
Subaru Corp.	31,580	625,900
Sugi Holdings Co. Ltd.	215,927	15,753,856
Sumco Corp.	13,000	318,449
Sumitomo Bakelite Co. Ltd.	58,500	2,588,291
Sumitomo Chemical Co. Ltd.	72,000	382,670
Sumitomo Corp.	57,000	764,281
Sumitomo Dainippon Pharma Co. Ltd.	9,000	188,768
Sumitomo Electric Industries Ltd.	203,100	2,999,772
Sumitomo Metal Mining Co. Ltd.	69,600	2,706,797
Sumitomo Mitsui Financial Group, Inc.	977,000	33,679,120
Sumitomo Mitsui Trust Holdings, Inc.	242,000	7,719,851
Sumitomo Realty & Development Co. Ltd.	15,500	554,354
Sundrug Co. Ltd.	87,100	2,768,528
Suntory Beverage & Food Ltd.	89,900	3,388,540
Suzuki Motor Corp.	867,443	36,761,882
Sysmex Corp.	485,544	57,602,385
T&D Holdings, Inc.	1,099,000	14,261,602
Taiheiyo Cement Corp.	462,900	10,175,267

	Shares	Value
Taisei Corp.	9,500	311,794
Taisho Pharmaceutical Holdings Co. Ltd.	1,760	94,217
Takeda Pharmaceutical Co. Ltd.	3,863,100	129,647,856
TDK Corp.	51,800	6,270,633
TechnoPro Holdings, Inc.	64,800	1,532,249
Terumo Corp.	30,500	1,235,326
THK Co. Ltd.	6,000	179,056
TIS, Inc.	10,900	278,182
Tobu Railway Co. Ltd.	9,030	233,733
Toho Co. Ltd.	109,100	4,498,406
Toho Gas Co. Ltd.	3,700	181,648
Tohoku Electric Power Co., Inc.	23,400	183,466
Tokio Marine Holdings, Inc.	2,068,700	95,284,890
Tokyo Century Corp.	2,000	107,528
Tokyo Electric Power Co. Holdings, Inc.(1)	75,400	224,524
Tokyo Electron Ltd.	7,100	3,069,929
Tokyo Gas Co. Ltd.	63,500	1,197,716
Tokyo Ohka Kogyo Co. Ltd.	62,000	3,902,456
Tokyu Corp.	25,400	345,696
Toppan Printing Co. Ltd.	12,700	204,240
Toray Industries, Inc.	69,400	462,618
Toshiba Corp.	19,500	842,420
Tosoh Corp.	12,600	217,259
TOTO Ltd.	6,900	357,512
Toyo Seikan Group Holdings Ltd.	427,200	5,848,707
Toyo Suisan Kaisha Ltd.	214,550	8,269,301
Toyota Industries Corp.	56,700	4,903,143
Toyota Motor Corp.	455,494	39,816,597
Toyota Tsusho Corp.	10,635	504,777
Trend Micro, Inc.	6,400	335,126
Tsumura & Co.	207,100	6,509,852
Tsuruha Holdings, Inc.	1,900	221,132
Unicharm Corp.	19,000	765,325
United Urban Investment Corp.	151	218,088
USS Co. Ltd.	152,900	2,672,755
Welcia Holdings Co. Ltd.	4,700	153,683
West Japan Railway Co.	7,700	440,017
Yakult Honsha Co. Ltd.	90,100	5,101,674

	Shares	Value
Yamada Holdings Co. Ltd.	31,640	146,307
Yamaha Corp.	6,200	336,582
Yamaha Motor Co. Ltd.	14,300	388,419
Yamato Holdings Co. Ltd.	13,700	389,272
Yaskawa Electric Corp.	11,600	566,490
Yokogawa Electric Corp.	11,600	173,483
Z Holdings Corp.	124,000	620,553
ZOZO, Inc.	74,100	2,512,414

Total Japan		2,839,209,613

Jordan – 0.00%(2)
Hikma Pharmaceuticals Plc	8,115	274,627

Total Jordan		274,627

Luxembourg – 0.59%
ArcelorMittal SA	1,919,916	59,108,567
Aroundtown SA	46,921	366,089
Eurofins Scientific SE(1)	173,062	19,794,613
L’Occitane International SA	164,000	600,594
Stabilus SA	119,801	9,758,655
Tenaris SA	22,305	244,023

Total Luxembourg		89,872,541

Macau – 0.01%
Sands China Ltd.(1)	121,200	510,150
Wynn Macau Ltd.(1)	80,000	125,832

Total Macau		635,982

Malaysia – 0.01%
Sime Darby Bhd	2,454,700	1,289,081

Total Malaysia		1,289,081

Mexico – 0.09%
Wal-Mart de Mexico SAB de CV	4,088,205	13,353,217

Total Mexico		13,353,217

Netherlands – 4.25%
ABN AMRO Bank NV(1)(3)	21,986	266,412
Adyen NV(1)(3)	21,731	53,291,607
Aegon NV	91,397	380,131
Akzo Nobel NV	8,932	1,105,968
Argenx SE(1)	2,237	674,937
ASM International NV	2,238	738,153
ASML Holding NV	175,894	121,423,004
ASML Holding NV—Class REG	120,000	82,900,800

	Shares	Value
Boskalis Westminster	199,782	6,420,999
EXOR NV	5,563	446,450
Heineken Holding NV	5,420	546,926
Heineken NV	187,912	22,812,414
IMCD NV	199,840	31,841,511
ING Groep NV	3,388,260	44,976,953
JDE Peet’s NV(1)	3,324	120,650
Just Eat Takeaway(1)(3)	109,431	10,120,577
Koninklijke Ahold Delhaize NV	477,651	14,224,239
Koninklijke DSM NV	8,167	1,526,683
Koninklijke KPN NV	6,481,389	20,271,542
Koninklijke Philips NV	315,566	15,662,859
Koninklijke Vopak NV	3,700	168,194
NN Group NV	13,909	657,052
Prosus NV(1)	221,570	21,706,681
QIAGEN NV(1)	11,121	537,572
Randstad NV	50,229	3,850,568
Royal Dutch Shell Plc—Class A	207,110	4,152,115
Royal Dutch Shell Plc—Class A	3,314,099	66,963,031
Royal Dutch Shell Plc—Class B	5,946,356	115,435,396
Stellantis NV	22,719	446,810
Stellantis NV	73,073	1,437,594
Wolters Kluwer NV	12,713	1,277,832

Total Netherlands		646,385,660

New Zealand – 0.33%
a2 Milk Co. Ltd.(1)	34,466	155,082
Auckland International Airport Ltd.(1)	68,063	345,783
Fisher & Paykel Healthcare Corp. Ltd.	27,019	587,783
Fletcher Building Ltd.	685,031	3,600,022
Mercury NZ Ltd.	34,398	160,308
Meridian Energy Ltd.	62,974	234,797
Ryman Healthcare Ltd.	21,270	195,187
SKY Network Television Ltd.(1)	3,404,659	414,071
Spark New Zealand Ltd.	91,558	307,332
Xero Ltd.(1)	426,847	43,905,381

Total New Zealand		49,905,746

Norway – 0.28%
Adevinta ASA—Class B(1)	12,965	248,707

	Shares	Value
DNB ASA	420,720	9,169,266
Equinor ASA	1,065,828	22,561,997
Gjensidige Forsikring ASA	9,638	212,503
Mowi ASA	21,026	535,312
Norsk Hydro ASA	68,889	439,815
Orkla ASA	37,923	386,479
Schibsted ASA—Class A	106,686	5,146,659
Schibsted ASA—Class B	48,709	2,024,734
Telenor ASA	35,289	595,151
Yara International ASA	8,833	465,449

Total Norway		41,786,072

Poland – 0.00%(2)
InPost SA(1)	9,823	197,669

Total Poland		197,669

Portugal – 0.19%
EDP—Energias de Portugal SA	139,027	737,736
Galp Energia SGPS SA	25,313	275,220
Jeronimo Martins SGPS SA	1,530,844	27,934,140

Total Portugal		28,947,096

Singapore – 1.82%
Ascendas Real Estate Investment Trust	162,976	358,143
CapitaLand Integrated Commercial Trust	225,593	351,230
CapitaLand Ltd.	130,000	359,090
City Developments Ltd.	22,900	124,360
DBS Group Holdings Ltd.	1,503,675	33,452,723
Genting Singapore Ltd.	4,885,500	3,043,038
Haw Par Corp. Ltd.	45,100	459,842
Keppel Corp. Ltd.	73,800	300,943
Mapletree Commercial Trust	106,400	171,149
Mapletree Logistics Trust	150,219	229,643
Oversea-Chinese Banking Corp. Ltd.	169,500	1,510,540
Sea Ltd.—ADR(1)	677	185,904
Singapore Airlines Ltd.(1)	63,600	229,350
Singapore Exchange Ltd.	33,100	275,686
Singapore Technologies Engineering Ltd.	77,800	224,486
Singapore Telecommunications Ltd.	23,629,900	40,241,296
United Overseas Bank Ltd.	8,503,734	163,759,790
UOL Group Ltd.	23,700	128,888

	Shares	Value
Venture Corp. Ltd.	12,600	180,255
Wilmar International Ltd.	9,464,300	31,731,482

Total Singapore		277,317,838

South Africa – 0.30%
Naspers Ltd.—Class N	219,041	46,184,137

Total South Africa		46,184,137

South Korea – 1.01%
Amorepacific Group	20,684	1,176,202
Coupang, Inc.—Class A(1)	368,318	15,403,059
Hana Financial Group, Inc.	76,735	3,144,708
Hankook Tire & Technology Co. Ltd.	28,475	1,306,554
Hyundai Motor Co.	8,521	1,813,108
LG Corp.	26,484	2,409,511
LX Holdings Corp.(1)	12,877	128,639
NAVER Corp.	88,816	32,956,840
POSCO	179,459	55,461,747
S-1 Corp.	23,237	1,689,926
Samsung Electronics Co. Ltd.	192,954	13,812,835
Samsung Fire & Marine Insurance Co. Ltd.	13,581	2,659,991
Shinhan Financial Group Ltd.	549,231	19,829,704
SK Hynix, Inc.	21,381	2,413,244

Total South Korea		154,206,068

Spain – 2.42%
Acerinox SA	520,003	6,296,473
ACS Actividades de Construccion y Servicios SA	11,768	315,482
Aena SME SA(1)(3)	3,715	609,562
Amadeus IT Group SA(1)	755,030	53,227,074
Banco Bilbao Vizcaya Argentaria SA	337,922	2,096,126
Banco Santander SA	32,106,557	122,809,313
CaixaBank SA	12,197,297	37,551,893
Cellnex Telecom SA(3)	24,143	1,539,871
EDP Renovaveis SA	14,652	339,480
Enagas SA	8,839	204,295
Endesa SA	16,037	389,311
Ferrovial SA	109,435	3,216,120
Fluidra SA	370,853	14,733,826
Gestamp Automocion SA(1)(3)	1,037,007	5,499,826
Grifols SA	13,969	378,796

	Shares	Value
Iberdrola SA	291,701	3,557,194
Industria de Diseno Textil SA	1,192,366	42,098,649
Mediaset Espana Comunicacion SA(1)	175,475	1,098,622
Naturgy Energy Group SA	2,296,881	59,113,657
Red Electrica Corp. SA	140,878	2,615,567
Repsol SA	76,035	955,197
Siemens Gamesa Renewable Energy SA	11,224	375,260
Telefonica SA	263,815	1,231,350
Viscofan SA	120,653	8,409,912

Total Spain		368,662,856

Sweden – 3.62%
Alfa Laval AB	14,821	523,852
Assa Abloy AB—Class B	923,660	27,846,429
Atlas Copco AB—Class A	1,947,510	119,593,430
Atlas Copco AB—Class B	18,624	980,860
Boliden AB	13,503	519,589
Electrolux AB	10,270	284,602
Embracer Group AB—Class B(1)	12,612	341,008
Epiroc AB—Class A	1,560,663	35,526,398
Epiroc AB—Class B	18,320	359,670
EQT AB	11,622	422,178
Essity AB—Class B	28,798	955,235
Evolution Gaming Group AB(3)	308,055	48,728,781
Fastighets AB Balder—Class B(1)	5,074	318,078
Getinge AB—Class B	205,040	7,734,639
Hennes & Mauritz AB—Class B(1)	34,213	812,539
Hexagon AB—Class B	93,456	1,384,679
Husqvarna AB—Class B	19,958	265,247
ICA Gruppen AB	5,294	246,441
Industrivarden AB—Class A	5,782	224,880
Industrivarden AB—Class C	7,850	287,358
Investment AB Latour—Class B	6,754	221,749
Investor AB—Class B	1,650,120	38,035,946
Kinnevik AB—Class B(1)	11,538	462,027
L E Lundbergforetagen AB—Class B	3,525	227,506
Lundin Energy AB	9,279	328,964
Modern Times Group MTG AB—Class B(1)	231,802	3,134,097
Nibe Industrier AB—Class B	5,833,444	61,469,324

	Shares	Value
Nordic Entertainment Group AB—Class B(1)	169,893	7,493,872
Sandvik AB	655,635	16,764,361
Securitas AB—Class B	15,565	245,879
Sinch AB(1)(3)	24,325	409,322
Skandinaviska Enskilda Banken AB—Class A	82,271	1,063,443
Skanska AB—Class B	17,293	459,114
SKF AB—Class B	19,649	500,817
Spotify Technology SA(1)	156,233	43,056,252
Svenska Cellulosa AB SCA—Class B	28,835	472,957
Svenska Handelsbanken AB—Class A	1,299,491	14,668,588
Swedbank AB	45,151	840,573
Swedish Match AB	1,075,310	9,170,379
Tele2 AB—Class B	24,549	334,700
Telefonaktiebolaget LM Ericsson—Class B	138,152	1,737,110
Telia Co. AB	22,527,003	100,052,875
Volvo AB—Class A	9,425	233,927
Volvo AB—Class B	67,582	1,628,687

Total Sweden		550,368,362

Switzerland – 6.01%
ABB Ltd.	1,924,514	65,384,690
Adecco Group AG	278,819	18,971,344
Alcon, Inc.	833,536	58,462,169
Baloise Holding AG	2,404	375,355
Banque Cantonale Vaudoise	1,646	147,907
Barry Callebaut AG	160	371,852
Chocoladefabriken Lindt & Spruengli AG	50	497,433
Chocoladefabriken Lindt & Spruengli AG—REG	6	628,371
Cie Financiere Richemont SA	215,710	2,624,703
Cie Financiere Richemont SA	615,930	74,668,343
Clariant AG	10,360	206,291
Coca-Cola HBC AG	10,391	376,119
Credit Suisse Group AG—Class A	1,564,524	16,377,321
DKSH Holding AG	21,641	1,657,880
EMS-Chemie Holding AG	348	342,052
Geberit AG	35,322	26,532,874
Givaudan SA	437	2,034,328
Glencore Plc(1)	5,527,612	23,725,012
Helvetia Holding AG	20,655	2,224,113

	Shares	Value
Julius Baer Group Ltd.	174,251	11,380,896
Kuehne & Nagel International AG	2,496	854,279
LafargeHolcim Ltd.(1)	258,514	15,538,787
Logitech International SA	96,605	11,731,940
Lonza Group AG	90,609	64,237,863
Nestle SA	604,285	75,322,362
Novartis AG	1,691,545	154,313,874
Partners Group Holding AG	1,075	1,629,643
Roche Holding AG	1,497	608,831
Roche Holding AG	356,657	134,401,958
Schindler Holding AG	963	281,789
Schindler Holding AG	1,875	573,817
SGS SA	296	913,890
Sika AG	224,690	73,616,972
Sonova Holding AG	34,994	13,180,659
STMicroelectronics NV	31,942	1,161,622
Straumann Holding AG	488	778,381
Swatch Group AG—BR	1,459	501,042
Swatch Group AG—REG	2,620	173,000
Swiss Life Holding AG	1,601	778,812
Swiss Prime Site AG	3,748	371,978
Swiss Re AG	15,095	1,363,421
Swisscom AG	1,302	743,948
Temenos AG	3,163	508,530
UBS Group AG	3,077,506	47,138,854
Vifor Pharma AG	2,336	302,671
Zurich Insurance Group AG	16,752	6,728,699

Total Switzerland		914,746,675

Taiwan – 2.86%
Catcher Technology Co. Ltd.	2,552,000	16,668,658
Chroma ATE, Inc.	857,000	5,886,651
Delta Electronics, Inc.	596,000	6,474,861
Giant Manufacturing Co. Ltd.	660,000	7,543,315
Hon Hai Precision Industry Co. Ltd.	11,001,400	44,170,697
King Slide Works Co. Ltd.	134,000	1,887,663
Merida Industry Co. Ltd.	35,000	392,974
Taiwan Semiconductor Manufacturing Co. Ltd.	6,519,860	140,424,957
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR	1,732,649	208,195,104

	Shares	Value
Uni-President Enterprises Corp.	1,359,000	3,568,660

Total Taiwan		435,213,540

Thailand – 0.11%
Bangkok Bank PCL	405,700	1,431,680
Kasikornbank PCL	371,900	1,377,852
Major Cineplex Group PCL(1)	2,738,000	2,032,726
Thai Beverage PCL	23,036,677	11,584,946

Total Thailand		16,427,204

United Kingdom – 15.06%
3i Group Plc	1,336,061	21,682,756
Admiral Group Plc	302,848	13,177,574
Anglo American Plc	65,395	2,602,340
Ashtead Group Plc	21,287	1,582,226
ASOS Plc(1)	301,751	20,737,359
Associated British Foods Plc	16,761	514,510
AstraZeneca Plc	62,097	7,460,596
Auto Trader Group Plc(1)(3)	6,113,615	53,543,074
AVEVA Group Plc	5,278	270,899
Aviva Plc	4,085,009	22,933,059
BAE Systems Plc	1,516,355	10,957,214
Barclays Plc	23,527,690	55,833,029
Barratt Developments Plc	412,444	3,971,293
Berkeley Group Holdings Plc	6,092	387,358
BP Plc	33,474,609	146,799,405
British American Tobacco Plc	168,516	6,542,732
British Land Co. Plc	43,594	298,210
BT Group Plc—Class A(1)	448,239	1,204,575
Bunzl Plc	489,946	16,208,023
Burberry Group Plc(1)	819,847	23,446,966
Capita Plc(1)	9,311,442	4,811,543
Close Brothers Group Plc	154,211	3,231,893
CNH Industrial NV	1,494,764	24,794,661
Coca-Cola European Partners Plc	135,848	8,058,503
Compass Group Plc(1)	1,243,088	26,189,272
ConvaTec Group Plc(3)	4,589,856	15,276,049
Croda International Plc	6,482	661,126
Daily Mail & General Trust Plc	193,682	2,582,752
Devro Plc	856,864	2,285,258

	Shares	Value
Diageo Plc	544,683	26,105,854
Direct Line Insurance Group Plc	67,591	266,593
DS Smith Plc	2,222,428	12,867,068
easyJet Plc(1)	565,275	7,010,911
Euromoney Institutional Investor Plc	172,823	2,438,250
Evraz Plc	24,944	204,646
Ferguson Plc	10,668	1,484,210
Games Workshop Group Plc	221,073	34,863,874
GlaxoSmithKline Plc	7,113,749	139,849,880
Halma Plc	17,968	669,402
Hargreaves Lansdown Plc	1,904,932	41,916,907
Hays Plc(1)	7,424,111	16,287,859
HomeServe Plc	2,551,215	33,741,041
HSBC Holdings Plc	442,800	2,553,615
HSBC Holdings Plc	8,241,203	47,564,180
IG Group Holdings Plc	603,798	7,075,494
Imperial Brands Plc	1,378,964	29,734,241
Inchcape Plc	1,042,415	11,093,941
Informa Plc(1)	557,099	3,871,704
InterContinental Hotels Group Plc(1)	48,161	3,209,959
International Personal Finance Plc(1)	1,366,872	2,526,101
Intertek Group Plc	749,457	57,359,225
ITV Plc(1)	9,284,816	16,137,012
J Sainsbury Plc	13,550,318	51,001,720
JD Sports Fashion Plc	24,424	310,811
John Wood Group Plc(1)	15,915,678	48,487,746
Johnson Matthey Plc	577,821	24,601,438
Jupiter Fund Management Plc	1,953,407	7,623,548
Kingfisher Plc	23,695,554	119,593,732
Land Securities Group Plc	36,633	341,884
Legal & General Group Plc	299,589	1,068,810
Lloyds Banking Group Plc	245,888,699	159,054,912
London Stock Exchange Group Plc	15,529	1,716,117
M&G Plc	131,987	418,122
Melrose Industries Plc	228,835	492,573
Mondi Plc	24,393	642,226
National Express Group Plc(1)	662,939	2,444,838
National Grid Plc	179,445	2,282,481

	Shares	Value
Natwest Group Plc	7,929,837	22,316,767
Next Plc(1)	6,319	687,721
Ocado Group Plc(1)	24,179	669,949
Pagegroup Plc(1)	508,324	3,935,963
Pearson Plc	37,691	434,046
Persimmon Plc	15,969	654,148
Petrofac Ltd.(1)	188,278	287,254
Pets at Home Group Plc	970,976	6,137,656
Phoenix Group Holdings Plc	30,824	288,544
Provident Financial Plc(1)	993,208	3,188,705
Prudential Plc	289,166	5,501,608
Rathbone Brothers Plc	82,328	2,064,485
Reckitt Benckiser Group Plc	272,501	24,075,521
RELX Plc	756,096	20,049,172
Rentokil Initial Plc	86,666	593,591
Rightmove Plc	8,717,880	78,358,101
Rio Tinto Plc	351,286	29,011,842
Rolls-Royce Holdings Plc(1)	6,300,659	8,625,712
Rotork Plc	536,459	2,530,154
RWS Holdings Plc	308,491	2,404,655
Sage Group Plc	55,417	524,923
Schroders Plc	6,056	294,526
Segro Plc	60,186	911,113
Serco Group Plc	4,876,033	9,154,552
Severn Trent Plc	12,193	422,094
Smith & Nephew Plc	185,311	4,018,884
Smiths Group Plc	19,818	436,469
Spirax-Sarco Engineering Plc	3,440	647,913
SSE Plc	6,066,333	125,990,327
SSP Group Plc(1)	4,817,077	17,774,566
St James’s Place Plc	588,338	12,029,574
Standard Chartered Plc	5,512,771	35,181,420
Standard Life Aberdeen Plc	110,981	416,346
Taylor Wimpey Plc	3,259,673	7,173,689
TechnipFMC Plc(1)	117,223	1,058,533
TechnipFMC Plc(1)	3,323,506	30,077,729
Tesco Plc	46,712,531	144,303,544
Trainline Plc(1)(3)	4,532,365	18,395,204

	Shares	Value
Travis Perkins Plc(1)	2,393,077	55,991,568
Unilever Plc	462,637	27,033,541
United Utilities Group Plc	34,092	460,147
Vodafone Group Plc	20,175,242	33,814,306
Weir Group Plc(1)	678,584	17,419,673
WH Smith Plc(1)	469,539	10,462,156
Whitbread Plc(1)	9,874	426,833
Wickes Group Plc(1)	1,241,437	4,224,508
Wm Morrison Supermarkets Plc	120,179	410,123
WPP Plc	7,605,265	102,806,953

Total United Kingdom		2,290,633,988

United States – 2.36%
Aon Plc—Class A	167,500	39,992,300
Carnival Plc(1)	174,999	4,016,906
EPAM Systems, Inc.(1)	103,500	52,884,360
Genpact Ltd.	72,600	3,298,218
Mettler-Toledo International, Inc.(1)	90,228	124,996,458
ResMed, Inc.	333,000	82,091,160
Samsonite International SA(1)(3)	410,100	838,585
STERIS Plc	246,000	50,749,800

Total United States		358,867,787

Total Common Stocks (Cost: $11,648,819,126)		14,806,020,531

PREFERRED STOCKS – 0.46%
Germany – 0.46%
Bayerische Motoren Werke AG	2,811	252,875
Fuchs Petrolub SE	3,372	164,096
Henkel AG & Co. KGaA	8,808	930,248
Porsche Automobil Holding SE	7,294	783,017
Sartorius AG	1,198	623,569
Volkswagen AG	265,949	66,681,789

Total Germany		69,435,594

South Korea – 0.00%(2)
Amorepacific Group	6,293	257,272

Total South Korea		257,272

Total Preferred Stocks (Cost: $54,806,798)		69,692,866

	Shares	Value
RIGHTS – 0.00%(2)
Spain – 0.00%(2)
ACS Actividades de Construccion y Servicios SA, expires 07/23/2021(1)	11,768	16,466

Total Spain		16,466

Total Rights (Cost: $17,813)		16,466

SHORT-TERM INVESTMENTS – 2.09%
Money Market Funds – 1.63%
Goldman Sachs Financial Square Government Fund—Class I, 0.03%(4)	248,534,118	248,534,118

Total Money Market Funds (Cost: $248,534,118)		248,534,118

	Principal Amount		Value
Convertible Securities – 0.00%(2)
Credit Suisse Group Guernsey VII Ltd., 3.00%, 11/12/2021(3)	CHF	315,000	381,336

Total Convertible Securities (Cost: $348,548)			381,336

Time Deposits – 0.46%
ANZ, London, 0.01% due 07/01/2021		$601,426	601,426
Bank of Montreal, London, 0.01% due 07/01/2021		9,445,838	9,445,838
BNP Paribas, Paris, -1.83% due 07/01/2021	CHF	222,957	240,969
BNP Paribas, Paris, -0.78% due 07/01/2021	EUR	2,803,752	3,324,549
BNP Paribas, Paris, -0.61% due 07/01/2021	SEK	93,844	10,965
BNP Paribas, Paris, -0.48% due 07/01/2021	DKK	92,184	14,699
Brown Brothers Harriman, -0.60% due 07/01/2021	NZD	15,833	11,067
Brown Brothers Harriman, -0.44% due 07/01/2021	AUD	167,268	125,443
Citibank, London, 0.01% due 07/01/2021	GBP	2,025,868	2,802,383
HSBC, Hong Kong, 0.00% due 07/02/2021	HKD	26,387,543	3,398,573
HSBC, Singapore, 0.00% due 07/01/2021	SGD	510,838	379,890
National Australia Bank, London, 0.01% due 07/01/2021		$8,384,389	8,384,389
Nordea Bank ABP, Oslo, -1.08% due 07/01/2021	NOK	85,763	9,961
Skandinaviska Enskilda Banken AB, Stockholm, -0.61% due 07/01/2021	SEK	121,665	14,216
Skandinaviska Enskilda Banken AB, Stockholm, 0.01% due 07/01/2021		$1,226,544	1,226,544
Sumitomo, Tokyo, -0.31% due 07/01/2021	JPY	1,135,501,865	10,220,999
Sumitomo, Tokyo, 0.01% due 07/01/2021		$29,214,818	29,214,818

Total Time Deposits (Cost: $69,426,729)			69,426,729

Total Short-Term Investments (Cost: $318,309,395)			318,342,183

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $12,021,953,132)			15,194,072,046

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.13%			19,360,980

TOTAL NET ASSETS – 100.00%			$15,213,433,026

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $698,089,003, which represents 4.59% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
41	Euro Stoxx 50 Future	Morgan Stanley	Sep. 2021	EUR	1,679,231	$1,971,612	$(19,537)
16	FTSE 100 INDEX Future	Morgan Stanley	Sep. 2021	GBP	1,116,804	1,544,980	105
9	TOPIX INDEX Future	Morgan Stanley	Sep. 2021	JPY	176,354,375	1,574,058	(13,361)

							$(32,793)

	Percentage of Net Assets
COMMON STOCKS
Consumer Discretionary	17.20%
Industrials	15.39
Financials	13.79
Healthcare	12.40
Information Technology	12.04
Consumer Staples	7.59
Communication Services	6.82
Materials	5.19
Energy	3.69
Utilities	2.96
Real Estate	0.25

Total Common Stocks	97.32

PREFERRED STOCKS
Consumer Discretionary	0.45
Consumer Staples	0.01
Healthcare	0.00	(1)
Materials	0.00	(1)

Total Preferred Stocks	0.46

RIGHTS
Industrials	0.00	(1)
Total Rights	0.00	(1)

BONDS & NOTES	0.00	(1)

SHORT-TERM INVESTMENTS	2.09

TOTAL INVESTMENTS	99.87
OTHER ASSETS IN EXCESS OF LIABILITIES	0.13

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Bridge Builder Trust and Shareholders of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of investments, of Bridge Builder Core Bond Fund, Bridge Builder Core Plus Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund and Bridge Builder International Equity Fund (eight of the funds constituting Bridge Builder Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2021 the related statements of operations for the year ended June 30, 2021, the statements of changes in net assets for each of the two years in the period ended June 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2021 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of June 30, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30, 2021 and each of the financial highlights for each of the five years in the period ended June 30, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

August 26, 2021

We have served as the auditor of one or more investment companies in the Bridge Builder Trust since 2013.

PricewaterhouseCoopers LLP, One North Wacker, Chicago, IL 60606

T: (312) 298 2000, www.pwc.com/us

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	August 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	August 30, 2021

By:	/s/ Aaron Masek
Aaron Masek
Title:	Principal Financial Officer

Date:	August 30, 2021